	As filed with the Securities and Exchange	Registration No. 033-75988*
	Commission on April 17, 2015	Registration No. 811-02513

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-4

Post-Effective Amendment No. 52 To
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
and Amendment to
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account C of
Voya Retirement Insurance and Annuity Company
One Orange Way, Windsor, Connecticut 06095-4774
Depositor’s Telephone Number, including Area Code: (860) 580-2824
J. Neil McMurdie, Senior Counsel
Voya Legal Services
One Orange Way, C2N, Windsor, Connecticut 06095-4774
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:
immediately upon filing pursuant to paragraph (b) of Rule 485
X	on May 1, 2015pursuant to paragraph (b) of Rule 485
If appropriate check the following box:
this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Title of Securities Being Registered: Individual, Deferred, Fixed and Variable Annuity
Contracts
*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier
Registration Statements: 033-75972; 033-76024; and 033-89858.

PART A

Voya Retirement Insurance and Annuity Company
and its
Variable Annuity Account C

VOYA PENSION IRA FOR 1984 CONTRACT (PROSPECTUS NO. PRO.75992-15)
and
VOYA PENSION IRA FOR 1992, 1994 AND 2004 CONTRACTS
(PROSPECTUS NO. PRO.75988-15)

Supplement to each Contract Prospectus dated May 1, 2015

This supplement updates and amends certain information contained in your variable annuity Contract Prospectus.

Please read it carefully and keep it with your Contract Prospectus for future reference.

The following information only affects you if you currently invest in or plan to invest in the subaccounts that correspond to the Voya Aggregate Bond Portfolio and the
Voya Solution 2015 Portfolio.

Notice of and Important Information About Upcoming Fund Reorganizations

The Board of Directors of Voya Partners, Inc. approved a proposal to reorganize the following “Merging Funds”
with and into the following “Surviving Funds.” Subject to shareholder approval for the Voya Aggregate Bond
Portfolio reorganization, it is expected each reorganization will be effective on or about the close of business on
August 14, 2015 (the “Reorganization Date”).

Merging Funds	Surviving Funds
Voya Aggregate Bond Portfolio (Class S)	Voya Intermediate Bond Portfolio (Class I)
Voya Solution 2015 Portfolio (Class S)	Voya Solution Income Portfolio (Class S)

Voluntary Transfers Before the Reorganization Date. Prior to the Reorganization Date, you may transfer amounts allocated to the subaccount that invests in the Merging Funds to any other available subaccount or any available fixed interest option. There will be no charge for any such transfer, and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers. See the “Transfers” section of your
Contract Prospectus for information about making subaccount transfers.

On the Reorganization Date. On the Reorganization Date, your investment in the subaccount that invested in the
Voya Aggregate Bond Portfolio will automatically become an investment in the subaccount that invests in the corresponding Surviving Fund with an equal total net asset value. You will not incur any tax liability because of this automatic reallocation and your contract value immediately before the reallocation will equal your contract value immediately after the reallocation.

Please note that all existing account balances invested in Class S shares of the Voya Aggregate Bond Portfolio will automatically become investments in Class I shares of the Voya Intermediate Bond Portfolio. Class I shares have lower total fund expenses than Class S shares, and the effect of this transaction is to give contract owners an investment in a similar fund at a lower cost.

Automatic Fund Reallocation After the Reorganization Date. After the Reorganization Date, the Merging Funds
will no longer be available through your contract. Unless you provide us with alternative allocation instructions, after the Reorganization Date all allocations directed to the subaccount that invested in a Merging Fund will be automatically allocated to the subaccount that invests in the corresponding Surviving Fund. See the “Transfers”
section of your Contract Prospectus for information about making fund allocation changes.

X.7598892-15	Page 1 of 2	May 2015

Allocation Instructions. You may give us alternative allocation instructions at any time by contacting us at
Customer Service, Defined Contribution Administration, P.O. Box 990063, Hartford, CT 06199-0063 or calling us at 1-800-262-3862.

Information about the Surviving Funds. Summary information about the Surviving Funds can be found in
Appendix IV of your Contract Prospectus. More detailed information can be found in the current prospectus and
Statement of Additional Information for that fund.

More Information is Available

More information about the funds available through your contract, including information about the risks associated with investing in them can be found in the current prospectus and Statement of Additional Information for each fund. You may obtain these documents by contacting us at:
Customer Service
Defined Contribution Administration
P.O. Box 990063
Hartford, CT 06199-0063
1-800-262-3862

If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus.

X.7598892-15	Page 2 of 2	May 2015

Voya Retirement Insurance and Annuity Company Variable Annuity Account C Voya Pension IRA Contract Prospectus - MAY 1, 2015

The Contracts. The contracts described in this prospectus are individual, deferred, fixed and variable annuity contracts issued by Voya Retirement Insurance and Annuity Company (the “Company,” “we,” “us,” “our”). They are issued to you, the contract holder (may also be referred to as contract owner), as either a traditional Individual Retirement Annuity (“IRA”) under Section 408(b) of the Internal Revenue Code of 1986, as amended (“Tax Code”) or a Roth IRA under Tax Code Section 408A. Additionally, the traditional IRA may be used as a funding option for a Simplified Employee Pension (“SEP”) plan under Tax Code Section 408(k). The contracts are not currently available as a Simple IRA under Tax Code Section 408(p). The contracts are no longer available for new sales. Existing contracts will continue to accept additional purchase payments subject to the terms of the contract.

Why Reading This Prospectus Is Important. This prospectus contains facts about the contract and its investment options that you should know before purchasing. This information will help you decide if the contract is right for you. Please read this prospectus carefully and keep it for future reference.

Investment Options. The contract offers variable investment options and fixed interest options. When we establish your account you instruct us to direct account dollars to any of the available options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the “separate account”), a separate account of the Company. Each subaccount invests in one of the mutual funds (funds) listed on the next page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

Risks Associated With Investing in the Funds. Information about the risks of investing in the funds through the contract is located in the “Investment Options” section on page 11. The particular risks associated with each fund are detailed in the fund’s prospectus. Read this prospectus in conjunction with the fund prospectuses and retain them for future reference.

Fixed Interest Options:
•      Guaranteed Interest Account (1992 and 1994 contracts only)

•      Fixed Account

•      Guaranteed Accumulation Account (2004 contracts only, where available)

Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed interest options in appendices to this prospectus. There is also a separate Guaranteed Accumulation Account prospectus.

Availability of Options. Some funds or fixed interest options may be unavailable through your contract or in your state.

Compensation. We pay compensation to broker-dealers whose registered representatives sell the contracts. See “Contract Distribution” for further information about the amount of compensation we pay.

Getting Additional Information.  If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund’s summary prospectus. You may obtain the May 1, 2015 Statement of Additional Information (“SAI”) by indicating your request on your application or calling the Company at 1-800-262-3862 or writing to us at the address referenced under “Contract Overview - Questions: Contacting the Company.” You may also obtain a prospectus or an SAI for any of the funds, or a Guaranteed Accumulation Account prospectus, by calling that number. The contract prospectus, the Guaranteed Accumulation Account prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission’s (“SEC”) website, http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Branch. Information on the operations of the SEC Public Reference Branch may be obtained by calling 1-202-551-8090 or 1-800-SEC-0330,
e-mailing publicinfo@sec.gov or by writing to SEC Public Reference Branch, 100 F Street, NE, Room 1580, Washington, DC 20549. When looking for information regarding the contracts offered through this prospectus, you may find it useful to use the number assigned to the registration statement under the Securities Act of 1933. This number is 033-75988. The number assigned to the registration statement for the Guaranteed Accumulation Account is 333-200435. The SAI table of contents is listed on page 41 of this prospectus. The SAI is incorporated into this prospectus by reference.

Additional Disclosure Information. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

PRO.75988-15

Contract Prospectus – MAY 1, 2015 (Continued)

The Funds*

AB VPS Growth and Income Portfolio (Class A)(1)

Calvert VP SRI Balanced Portfolio (Class I)

Fidelity® VIP Contrafund® Portfolio (Initial Class)

Fidelity® VIP Equity-Income Portfolio (Initial Class)

Fidelity® VIP Growth Portfolio (Initial Class)

Fidelity® VIP Overseas Portfolio (Initial Class)

Franklin Small Cap Value VIP Fund (Class 2)

Invesco V.I. American Franchise Fund (Series I)

Invesco V.I. Core Equity Fund (Series I)

Lord Abbett Series Fund Mid Cap Stock Portfolio
(Class VC)

Oppenheimer Main Street Small Cap Fund®/VA

PIMCO Real Return Portfolio (Administrative Class)

Pioneer High Yield VCT Portfolio (Class I)

Voya Aggregate Bond Portfolio (Class S)

Voya Balanced Portfolio (Class I)

Voya Global Bond Portfolio (Class I)

Voya Global Value Advantage Portfolio (Class I)

Voya Growth and Income Portfolio (Class I)

Voya Index Plus LargeCap Portfolio (Class I)

Voya Index Plus MidCap Portfolio (Class I)

Voya Index Plus SmallCap Portfolio (Class I)

Voya Intermediate Bond Portfolio (Class I)

Voya International Index Portfolio (Class I)

Voya Large Cap Growth Portfolio (Class I)

Voya Large Cap Value Portfolio (Class I)

Voya MidCap Opportunities Portfolio (Class I)

Voya Money Market Portfolio (Class I)

Voya Multi-Manager Large Cap Core Portfolio (Class I)

Voya RussellTM Large Cap Growth Index Portfolio
(Class I)

Voya RussellTM Large Cap Value Index Portfolio (Class I)

Voya Small Company Portfolio (Class I)

Voya SmallCap Opportunities Portfolio (Class I)

Voya Solution 2015 Portfolio (Class S)(2)

Voya Solution 2025 Portfolio (Class S)(2)

Voya Solution 2035 Portfolio (Class S)(2)

Voya Solution 2045 Portfolio (Class S)(2)

Voya Solution Income Portfolio (Class S)(2)

Voya Strategic Allocation Conservative Portfolio (Class I)(2)

Voya Strategic Allocation Growth Portfolio
(Class I)(2)

Voya Strategic Allocation Moderate Portfolio
(Class I)(2)

VY® American Century Small-Mid Cap Value Portfolio (Class S)

VY® Baron Growth Portfolio (Class S)

VY® Clarion Global Real Estate Portfolio (Class I)

VY® Columbia Contrarian Core Portfolio (Class S)

VY® Invesco Comstock Portfolio (Class S)

VY® Invesco Equity and Income Portfolio (Class I)

VY® JPMorgan Mid Cap Value Portfolio (Class S)(3)

VY® Oppenheimer Global Portfolio (Class I)

VY® Pioneer High Yield Portfolio (Class I)

VY® T. Rowe Price Diversified Mid Cap Growth Portfolio (Class I)

VY® T. Rowe Price Equity Income Portfolio (Class S)

VY® T. Rowe Price Growth Equity Portfolio (Class I)

VY® Templeton Foreign Equity Portfolio (Class I)

Wanger Select

Wanger USA

_______________

*        See “APPENDIX IV – Fund Descriptions” for further information about the funds.

(1)    This fund has changed its name since your last prospectus supplement.  See the table in APPENDIX IV for a list with the former fund name.

(2)    These funds are structured as fund of funds that invest directly in shares of underlying funds.  See “Fees - Fund of Funds” for additional information.

(3)    The VY® JPMorgan Mid Cap Value Portfolio is only available to individuals invested in the fund as of the close of business on February 7, 2014.

PRO.75988-15 2

TABLE OF CONTENTS

Contract Overview	4
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Contract Design
2004 Contracts, 1994 Contracts and 1992 Contracts
Contract Facts
Contract Phases: Accumulation Phase, Income Phase

Fee Table	6
Condensed Financial Information	8
The Company	8
contract purchase	9
Right to Cancel	11
Investment Options	11
Fees	14
Your Account Value	19
Transfers	21
Withdrawals	24
Systematic Distribution Options	25
Death Benefit	26
Income Phase	27
FEDERAL Tax Considerations	31
Contract Distribution	36
Other Topics	38
Anti-Money Laundering - Payment Delay or Suspension - Performance Reporting - Contract Modification - Involuntary Terminations - Legal Proceedings
Contents of the Statement of Additional Information	41
Appendix I - Guaranteed Interest Account	42
Appendix II - Fixed Account	43
Appendix III - Guaranteed Accumulation Account	44
Appendix IV - Fund DESCRIPTIONS	46
Appendix V - Condensed Financial Information	CFI – 1

PRO.75988-15 3

Contract Overview

The following is intended as an overview. Please read each section of this prospectus for additional information.

Questions: Contacting the Company. To answer your questions, contact your sales representative or write or call our Home Office at:

Customer Service

Defined Contribution Administration

P.O. Box 990063

Hartford, CT 06199-0063

1-800-262-3862

Sending Forms and Written Requests in Good Order.

If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact us or your sales representative to learn what information is required in order for the request to be in “good order.” By contacting us, we can provide you with the appropriate administrative form for your requested transaction.

Generally, a request is considered to be in “good order” when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

We can only act upon written requests that are received in good order.

Contract Design

The contracts described in this prospectus are individual, deferred, fixed and variable annuity contracts. They are intended to be retirement savings vehicles that offer a variety of investment options to help meet long-term financial goals.

2004 Contracts, 1994 Contracts, and 1992 Contracts

Throughout the prospectus we refer to 2004 contracts, 1994 contracts, and 1992 contracts.

2004 Contracts. We began selling these contracts in April, 2004 (subject to regulatory approval) and stopped sale of them during 2010. You have a 2004 contract if your contract form number, located at the bottom left corner of each page of your contract begins with IRA-CDA-03.

1994 Contracts. We began selling these contracts in 1994 and stopped sale of them during 2004. These contracts were sold in states that had not approved the 2004 contract. You have a 1994 contract if your contract form number, located on the bottom left corner of each page of your contract, begins with the letters IRA-CDA-IC. In some cases the form number will appear as IRA-CDA-93, IRA-CDA-97, or IRA-CDA-98.

1992 Contracts. We began selling these contracts in 1992 and stopped sale of them during 1994. You have a 1992 contract if your contract form number, located on the bottom left corner of each page of your contract, begins with the letters IP-CDA-IB.

Contract Facts

Free Look/Right to Cancel. You may cancel your contract within ten days (some states require more than ten days) of receipt. See “Right to Cancel.”

Death Benefit. Your beneficiary may receive a financial benefit in the event of your death during both the accumulation and income phases. The availability of a death benefit during the income phase depends upon the income phase payment option selected. See “Death Benefit” and “Income Phase.”

Withdrawals. During the accumulation phase, you may withdraw all or part of your account value. Certain fees, taxes and early withdrawal penalties may apply. See “Withdrawals” and “FEDERAL Tax CONSIDERATIONS.” Amounts withdrawn from the Guaranteed Accumulation Account may be subject to a market value adjustment. See “Appendix III.”

PRO.75988-15 4

Systematic Distribution Options. These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase. See “Systematic Distribution Options.”

Fees. Certain fees are deducted from your account value. See “Fee Table” and “Fees.”

Taxation. You generally will not pay taxes on any earnings from the annuity contracts described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements (e.g., IRAs and Roth IRAs) also defer payment of taxes on earnings until they are withdrawn. Because you are considering an annuity for your IRA, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by other types of IRAs. However, annuities do provide other features and benefits (such as the guaranteed death benefit available under the 2004 contracts or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your decision with your financial representative. Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See “FEDERAL Tax Considerations.”

Contract Phases

Accumulation Phase (accumulating dollars under your contract)

STEP 1: You provide us with your completed application and initial purchase payment. We establish an account for you and credit that account with your initial purchase payment.

STEP 2: You direct us to invest your purchase payment in one or more of the following investment options:

• Fixed Interest Options; or

• Variable Investment Options (The variable investment options are the subaccounts of Variable Annuity Account C. Each one invests in a specific mutual fund.)

STEP 3: Each subaccount you select purchases shares of its corresponding fund.

Payments to Your Account
|| Step 1 ||
Voya Retirement Insurance and Annuity Company
|| Step 2 ||
Fixed Interest Options	Variable Annuity Account C Variable Investment Options

The Subaccounts
	A	B	Etc.
|| Step 3 ||
	Mutual Fund A	Mutual Fund B

Income Phase (receiving income phase payments from your contract)

When you want to begin receiving payments from your contract, you may select from the options available. The contract offers several income phase payment options. See “Income Phase.” In general, you may:

•      Receive income phase payments for a specified period of time or for life;

•      Receive income phase payments monthly, quarterly, semi-annually or annually;

•      Select an income phase option that provides for payments to your beneficiary; and

•      Select income phase payments that are fixed or vary based on the performance of the variable investment options you select.

PRO.75988-15 5

Fee Table

The following tables describe the fees and expenses that you will pay during the accumulation phase when buying, owning, and withdrawing account value from your contract. See “Income Phase” for fees that may apply after you begin receiving payments under the contract.

In this section:

• Maximum Transaction Expenses;

• Maximum Periodic Fees and Charges;

• Fund Fees and Expenses; and

• Examples.

See “Fees” for:

• Early Withdrawal Charge Schedules;

• How, When and Why Fees are Deducted;

• Reduction, Waiver and/or Elimination of Certain Fees;

• Redemption Fees; and

• Premium and Other Taxes.

Maximum Transaction Expenses

The first table describes the fees and expenses that you may pay at the time that you buy the contract, withdraw account value from the contract, or transfer cash value between investment options. State premium taxes currently ranging from 0% to 4% of purchase payments may also be deducted.*

Early Withdrawal Charge[1] (as a percentage of amount withdrawn)
Applicable to contracts issued with:
Early Withdrawal Schedule A	1.00%
Early Withdrawal Schedule B	5.00%
Early Withdrawal Schedule C	6.00%

Transfer Charges	$10.00[2]

Maximum Periodic Fees and Charges The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses.

Maximum Annual Maintenance Fee	$25.00[3]
Separate Account Annual Expenses (as a percentage of average account value)
Maximum Mortality and Expense Risk Charge[4]	1.25%
Maximum Administrative Expense Charge[5]	0.25%
Maximum Total Separate Account Annual Expenses	1.50%

________________________________

1     This is a deferred sales charge. See “Fees - Early Withdrawal Charge” for a description of which early withdrawal charge schedule applies to each contract. The early withdrawal charge reduces over time. The total early withdrawal charge deducted will not exceed 8.5% of the total purchase payments made to the contract. These fees may be waived in certain circumstances. See the “Fees” section.

2   During the accumulation phase, we allow you 12 free transfers among investment options each calendar year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge. See “Transfers.”

3     The annual maintenance fee may be waived if your account value is $10,000 or greater on the day before the maintenance fee is deducted. Additionally, for 1992 contracts, if the initial purchase payment was $10,000 or greater, the annual maintenance fee is $0. See “Fees - Annual Maintenance Fee.”

4   This illustrates the maximum mortality and expense risk charge that may be deducted under the contracts. For 2004 and 1994 contracts, which are not currently sold, this charge may be reduced to 1.15% under certain circumstances. See “Fees - Mortality and Expense Risk Charge.”

5   We currently do not impose this charge. However, if allowed by your contract, we reserve the right to charge up to 0.25% annually. See “Fees - Administrative Expense Charge.”

*  State premium taxes may apply, but are not reflected in the fee tables or examples. See “Fees - Premium and Other Taxes.”

PRO.75988-15 6

Fund Fees and Expenses

The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract.  The minimum and maximum expenses listed below are based on expenses for the funds’ most recent fiscal year ends without taking into account any fee waiver or expense reimbursement arrangements that may apply. More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

Total Annual Fund Operating Expenses	Minimum	Maximum
(expenses that are deducted from fund assets, including management fees, distribution (12b-1) and/or service fees, and other expenses)	0.39%	1.41%

See the “FEES – Fund Fees and Expenses” section of this prospectus for additional information about the fees and expenses of the funds, including information about the revenue we may receive from each of the funds or the funds’ affiliates.

Examples

The following examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. For each type of contract, these costs include transaction expenses (assuming no loans), maintenance fees (converted to a percentage of assets equal to 0.146%), maximum separate account annual expenses and fund fees and expenses applicable to that type of contract.

Maximum Fund Fees and Expenses Examples.  The following examples assume that you invest $10,000 in the contract for the time periods indicated.  The examples also assume that your investment has a 5% return each year and assume the maximum contract fees and expenses and the maximum fees and expenses of any of the funds.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	(A) If you withdraw your entire account value at the end of the applicable time period:				(B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period*:

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Based on Early Withdrawal Schedule A	$309	$944	$1,604	$3,371	$309	$944	$1,604	$3,371

Based on Early Withdrawal Schedule B	$818	$1,474	$2,045	$3,371	$309	$944	$1,604	$3,371

Based on Early Withdrawal Schedule C	$920	$1,368	$1,825	$3,371	$309	$944	$1,604	$3,371

PRO.75988-15 7

Minimum Fund Fees and Expenses Examples.  The following examples assume that you invest $10,000 in the contract for the time periods indicated.  The examples also assume that your investment has a 5% return each year and assume the maximum contract fees and expenses and the minimum fees and expenses of any of the funds.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	(A) If you withdraw your entire account value at the end of the applicable time period:				(B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period*:

	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years

Based on Early Withdrawal Schedule A	$207	$639	$1,097	$2,366	$207	$639	$1,097	$2,366

Based on Early Withdrawal Schedule B	$722	$1,184	$1,559	$2,366	$207	$639	$1,097	$2,366

Based on Early Withdrawal Schedule C	$824	$1,075	$1,328	$2,366	$207	$639	$1,097	$2,366

* Example B will not apply during the income phase if you select a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal within five years after you begin receiving payments (or within three years for 1992 contracts). In these circumstances, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge. Refer to Example A.

Condensed Financial Information

Understanding Condensed Financial Information. In Appendix V of this prospectus, we provide condensed financial information about the Variable Annuity Account C subaccounts you may invest in through the contract. The numbers show the year-end unit values of each subaccount over the past ten years. For subaccounts that were not available ten years ago, we give a history from the date of first availability.

Financial Statements.  The statements of assets and liabilities, the statements of operations, the statements of changes in net assets and the related notes to financial statements for Variable Annuity Account C and the consolidated financial statements and the related notes to the consolidated financial statements for Voya Retirement Insurance and Annuity Company are located in the Statement of Additional Information.

The Company

Voya Retirement Insurance and Annuity Company (the “Company,” “we,” “us,” “our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976.  Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to January 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company. From January 1, 2002 until August 31, 2014, the Company was known as ING Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya®”), which until April 7, 2014, was known as ING U.S., Inc.  In May 2013 the common stock of Voya began trading on the New York Stock Exchange under the symbol “VOYA” and Voya completed its initial public offering of common stock.

PRO.75988-15 8

Prior to March 9, 2015, Voya was an affiliate of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. On March 9, 2015, ING completed a public secondary offering of Voya common stock (the “March 2015 Offering”) and also completed the sale of Voya common stock to Voya pursuant to the terms of a share repurchase agreement (the “March 2015 Direct Share Buyback”) (the March 2015 Offering and the March 2015 Direct Share Buyback collectively, the “March 2015 Transactions”). Upon completion of the March 2015 Transactions, ING has exited its stake in Voya common stock. As a result of the completion of the March 2015 Transactions, ING has satisfied the provisions of its agreement with the European Union regarding the divestment of its U.S. insurance and investment operations, which required ING to divest 100% of its ownership interest in Voya together with its subsidiaries, including the Company by the end of 2016.

We are engaged in the business of issuing life insurance and annuities. Our principal executive offices are located at:

One Orange Way

Windsor, Connecticut  06095-4774

Product Regulation. Our annuity, retirement and investment products are subject to a complex and extensive array of state and federal tax, securities, insurance and employee benefit plan laws and regulations, which are administered and enforced by a number of different governmental and self-regulatory authorities, including state insurance regulators, state securities administrators, state banking authorities, the SEC, the Financial Industry Regulatory Authority (“FINRA”), the Department of Labor (“DOL”), the IRS and the Office of the Comptroller of the Currency (“OCC”).  For example, U.S. federal income tax law imposes requirements relating to insurance and annuity product design, administration and investments that are conditions for beneficial tax treatment of such products under the Tax Code.  See “FEDERAL TAX CONSIDERATIONS” for further discussion of some of these requirements. Additionally, state and federal securities and insurance laws impose requirements relating to insurance and annuity product design, offering and distribution and administration. Failure to administer product features in accordance with contract provisions or applicable law, or to meet any of these complex tax, securities, or insurance requirements could subject us to administrative penalties imposed by a particular governmental or self-regulatory authority, unanticipated costs associated with remedying such failure or other claims, harm to our reputation, interruption of our operations or adversely impact profitability.

CONTRACT Purchase

Contracts Available for Purchase. The contracts available for purchase are intended to qualify under the Tax Code as one of the following:

•      A traditional Individual Retirement Annuity (“IRA”) under Tax Code Section 408(b); or

•      A Roth IRA under Tax Code Section 408A.

The traditional IRA may be used as a funding option for a Simplified Employee Pension (“SEP”) plan under Tax Code Section 408(k). The contract is not available as a “Simple IRA” as defined in Tax Code Section 408(p).

When considering whether to purchase or participate in the contract, you should consult with your financial representative about your financial goals, investment time horizon and risk tolerance.

Eligibility. Eligibility to contribute to a traditional IRA on a pre-tax basis or to establish a Roth IRA depends upon your adjusted gross income.

How to Purchase. Complete the application and submit it and your initial purchase payment to the Company directly or through your sales representative. An account will not be set up until payment is received.

Acceptance or Rejection of Your Application. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying purchase payment(s) for five business days. We may hold purchase payments for longer periods, pending acceptance of the application only with your permission. If the application is rejected, the application and any purchase payments will be returned to you.

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Purchase Payment Methods. The following purchase payment methods are allowed:

•      Annual contributions. The initial purchase payment must be at least $5,000 and subsequent payments may be added as long as they meet our minimum requirements in place at that time. Installment purchase payments are allowed, provided that each installment purchase payment must be at least $85 (or $1,000 annually). Monthly installments must be made via automatic bank check plan (Pre-authorized Payment Plan Agreement). The first payment must be received with the application. We reserve the right to waive or modify these requirements on a nondiscriminatory basis.

•      Rollovers or transfers from one or more of the following sources:

>     A traditional IRA under Tax Code Section 408(b);

>     A Roth IRA under Tax Code Section 408A;

>     An individual retirement account under Tax Code Section 408(a) or 403(a);

>     A tax-deferred annuity or custodial account under Tax Code Section 403(b);

>     A qualified pension or profit sharing plan under Tax Code Section 401(a) or 401(k); or

        >     A governmental plan that qualifies under Tax Code Section 457(b).

Rollovers or transfers must meet current minimum underwriting requirements, and subsequent rollovers or payments may be added as long as they meet our minimum requirements at time of deposit.

Rollovers and direct transfers are permitted from a 401, 403(a), 403(b) or governmental 457(b) arrangement to a traditional IRA, and beginning in 2008, to a Roth IRA, subject to payment of ordinary income tax.

Allocating Purchase Payments to the Investment Options. We will allocate your purchase payments among the investment options you select. Allocations must be in whole percentages and there are currently no limits on the number of investment options you may select. When selecting investment options, you may find it helpful to review the “Investment Options” section.

Factors to Consider in the Purchase Decision. The decision to purchase the contract should be discussed with your financial representative. Make sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur when, together with your financial representative, you consider an investment in the contract. You should pay attention to the following issues, among others:

•      Long-Term Investment – This contract is a long-term investment, and is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59½;

•      Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in;

•      Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides. As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features; and

•      Exchanges - Replacing an existing insurance contract with this contract may not be beneficial to you. If this contract will be a replacement for another annuity contract, you should compare the two contracts carefully, compare the costs associated with each, and identify additional benefits available under this contract. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under this contract. Also, be sure to talk to a qualified financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.

Purchase in the State of New York. The 1994 contract is not available in the State of New York.

Other Products. We and our affiliates offer various other products with different features and terms than the contracts described in this prospectus, which may offer some or all of the same funds.  These products have different benefits, fees and charges, and may offer different share classes of the funds offered in this contract that are less expensive.  These other products may or may not better match your needs.  You should be aware that there are other options available, and, if you are interested in learning more about these other products, contact your registered representative.

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Right to Cancel

When and How to Cancel. You may cancel your contract within ten days of receipt (some states require more than ten days) by returning it to our Home Office along with a written notice of cancellation.

Refunds. We will issue you a refund within seven calendar days of our receipt of your contract and notice of cancellation. Your refund will equal all purchase payments made.

If the purchase payments for your cancelled contract came from a rollover from another contract issued by us or one of our affiliates where an early withdrawal charge was reduced or eliminated, the purchase payments will be restored to your prior contract.

Replacement Contracts Issued After April 1, 2004. Subject to regulatory approval of the 2004 contracts, you may cancel your contract within ten days of receipt (some states require more than ten days) by returning it to our Home Office along with a notice of cancellation. Your refund will equal all purchase payments made if canceled within 10 days. After 10 days, your refund will equal amounts contributed to the contract or account(s), as applicable, plus any earnings or less any losses attributable to the investment options in which amounts were invested, except in states that require return of premium throughout the free look period.

Investment Options

The contract offers variable investment options and fixed interest options.  We may add, withdraw or substitute investment options subject to the conditions in the contract and in compliance with regulatory requirements.

Variable Investment Options

These options are subaccounts of Variable Annuity Account C. Each subaccount invests in shares of a corresponding mutual fund, and earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

Variable Annuity Account C

We established Variable Annuity Account C (the “separate account”) under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas Law by Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund our variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940. It also meets the definition of “separate account” under the federal securities laws.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account.

Funds Available Through the Separate Account

The separate account is divided into “subaccounts.” Each subaccount invests directly in shares of a corresponding fund. The funds available through the subaccounts of the separate account are listed on the front of this prospectus. We also provide a brief description of each fund in Appendix IV. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from the address and telephone number listed in “Contract Overview - Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch.

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Risks of Investing in the Funds

Insurance-Dedicated Funds (Mixed and Shared Funding). The funds described in this prospectus are available only to insurance companies for their variable contracts (or directly to certain retirement plans, as allowed by the Tax Code). Such funds are often referred to as “insurance-dedicated funds,” and are used for “mixed” and “shared” funding.

“Mixed funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

“Shared funding” occurs when shares of a fund, which the subaccount buys for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts. In other words:

•      Mixed funding - bought for annuities and life insurance; and

•      Shared funding - bought by more than one company.

Possible Conflicts of Interest. With respect to insurance-dedicated funds, it is possible that a conflict of interest may arise due to mixed and shared funding, a change in law affecting the operations of variable annuity separate accounts, differences in the voting instructions of the contract holder and others maintaining a voting interest in the funds, or some other reason. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each insurance-dedicated fund’s board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken to address such conflicts. With respect to the insurance-dedicated funds, In the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of the separate account from participation in the funds that are involved in the conflict.

For additional risks associated with each fund, please see the fund’s prospectus.

Voting Rights

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any fund in which that person invests through the subaccounts. Additionally:

•      During the accumulation phase, the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund; and

•      During the income phase, the number of votes is equal to the portion of reserves set aside for the contract’s share of the fund, divided by the net asset value of one share of that fund.

We may restrict or eliminate any voting rights of persons who have voting rights as to the separate account.

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Right to Change the Separate Account

Subject to state and federal law and the rules and regulations thereunder, we may, from time to time, make any of the following changes to the separate account with respect to some or all classes of contracts:

•        Offer additional subaccounts that will invest in funds we find appropriate for contracts we issue;

•        Combine two or more subaccounts;

•        Close subaccounts. We will provide advance notice by a supplement to this prospectus if we close a subaccount. If a subaccount is closed or otherwise is unavailable for new investment, unless we receive alternative allocation instructions, all future amounts directed to the subaccount that was closed or is unavailable may be automatically allocated among the other available subaccounts according to the most recent allocation instructions we have on file. If the most recent allocation instructions we have on file do not include any available subaccounts, we must be provided with alternative allocation instructions. Alternative allocation instructions can be given by contacting us at the address and telephone number listed in “CONTRACT OVERVIEW - Questions: Contacting the Company.” See also “TRANSFERS.” for information about making subaccount allocation changes;

•        Substitute a new fund for a fund in which a subaccount currently invests.  In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.  A substitution may become necessary if, in our judgment:

>     A fund no longer suits the purposes of your contract;

>     There is a change in laws or regulations;

>     There is a change in the fund’s investment objectives or restrictions;

>     The fund is no longer available for investment; or

>     Another reason we deem a substitution is appropriate.

•        Stop selling the contract;

•        Limit or eliminate any voting rights for the separate account; or

•        Make any changes required by the 1940 Act or its rules or regulations.

We will not make a change until the change is disclosed in an effective prospectus or prospectus supplement, authorized, if necessary, by an order from the SEC and approved, if necessary, by the appropriate state insurance department(s).

Fixed Interest Options

For descriptions of the fixed interest options available through the contract, see “AppendiX I, APPENDIX II and APPENDIX III” and the Guaranteed Accumulation Account prospectus. The Guaranteed Accumulation Account prospectus may be obtained free of charge at the address and telephone number listed in “Contract Overview - Questions: Contacting the Company,” by accessing the SEC’s website or by contacting the SEC Public Reference Branch.

Selecting Investment Options

When selecting investment options:

•      Choose options appropriate for you. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals;

•      Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks; and

•      Be informed. Read this prospectus, the fund prospectuses, the Guaranteed Interest Account, Fixed Account and Guaranteed Accumulation Account appendices and the Guaranteed Accumulation Account prospectus.

Furthermore, be aware that there may be:

•      Limits on Option Availability. Some subaccounts and fixed interest options may not be available through certain contracts or in some states.

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Fees

The following repeats and adds to information provided in the “Fee Table” section. Please review both this section and “Fee Table” for information on fees. Transaction Fees

Types of Fees

The following types of fees or deductions may affect your account:

• Transaction Fees:

> Early Withdrawal Charge;

> Transfer Charge;

> Redemption Fees;

• Periodic Fees and Charges:

> Annual Maintenance Fee;

> Mortality and Expense Risk Charge;

> Administrative Expense Charge;

• Fund Fees and Expenses; and

• Premium and Other Taxes.

Early Withdrawal Charge

Withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge.

Amount. The charge is a percentage of the amount that you withdraw. The percentage will be determined by the early withdrawal charge schedule that applies to your contract. The schedules are listed below and appear on your contract schedule page. The charge will never be more than 8.5% of your total purchase payments to the contract.

Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

Early Withdrawal Charge Schedules

(Your contract schedule page shows which of the following early withdrawal charge schedules applies to you.)

Schedule A

Contract Years Fewer than 1 1 or more	Early Withdrawal Charge 1% 0%

Schedule A applies to 2004 and 1994 contracts established with amounts that were transferred or rolled over from the Company’s unregistered contracts, including amounts rolled over into a Roth IRA in connection with a conduit traditional IRA and Company general account contracts issued in connection with Tax Code Sections 401, 403 and governmental 457 plans. It also applies to previously-issued 1992 contracts established with amounts transferred from certain contracts issued by the Company under certain pension or profit sharing retirement plans only where you were not subject to an early withdrawal charge (deferred sales charge) under the prior contract at the time of transfer. The early withdrawal charge is based on the number of completed contract years since the date of initial payment to the new contract.

Schedule B

Contract Years Less than 5 5 or more but fewer than 6 6 or more but fewer than 7 7 or more but fewer than 8 8 or more but fewer than 9 9 or more	Early Withdrawal Charge 5% 4% 3% 2% 1% 0%

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Schedule B applies to 1992 contracts established with amounts that were transferred from certain existing contracts issued by the Company where the contract holder had been subject to an early withdrawal charge (deferred sales charge). The beginning early withdrawal charge is based on the number of completed contract years since the initial payment to the predecessor contract.

Schedule C

Contract Years Less than 2 2 or more but fewer than 3 3 or more but fewer than 4 4 or more but fewer than 5 5 or more but fewer than 6 6 or more but fewer than 7 7 or more	Early Withdrawal Charge 6% 5% 4% 3% 2% 1% 0%

Schedule C applies to 2004 and 1994 contracts established with amounts that were transferred from contracts or arrangements offered by the Company or certain Company affiliates in connection with Tax Code Sections 401, 403 and 457 plans (other than those contracts described above under Schedule A), and rollovers from IRAs under Tax Code Sections 408 and 408A (to the extent such rollovers are allowed by the Company). Rather than assessing an early withdrawal charge on the predecessor contract, the early withdrawal charge is based on the number of completed contract years since the date of initial payment to the predecessor contract or arrangement. We may also apply this early withdrawal charge schedule on this basis to certain external rollovers in a non-discriminatory manner.  See “Fees - Reduction or Elimination of Certain Fees.” For amounts rolled over from non-annuity contract arrangements offered by the Company or certain Company affiliates in connection with Tax Code Sections 401, 403, and 457 plans, this will normally result in there being no early withdrawal charge applicable to the new contract. Schedule C also applies to all new purchases that are not connected with an internal transfer (e.g., external rollovers or contracts established with at least a $1,000 annual contribution), and to internal rollovers from certain variable life insurance contracts funding Tax Code Section 401 qualified plans.

Waiver. The early withdrawal charge is waived if the amount withdrawn is due to one or more of the following:

•      Used to provide income phase payments to you;

•      Paid due to your death;

•      Withdrawn under a systematic distribution option (see “Systematic Distribution Options”);

•      Paid upon a full withdrawal where your account value is $2,500 or less and no part of the account has been withdrawn during the prior 12 months; or

•      Withdrawn in an amount of 10% or less of your account value, provided you are at least age 59½. This waiver applies only to the first partial withdrawal in each calendar year and does not apply to full withdrawals, unless your contract is issued in the states of Washington, Florida or New Jersey. The 10% amount will be calculated using your account value as of the date the request is received in good order at our Home Office. When a systematic distribution option is selected, this provision includes any amounts paid under that election.

Transfer Charge

Maximum Amount. During the accumulation phase, we currently allow you 12 free transfers each calendar year. We reserve the right, however, to charge $10 for each additional transfer. We currently do not impose this charge.

Purpose. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.

Redemption Fees

Certain funds may deduct redemption fees as a result of withdrawals, transfers, or other fund transactions you initiate. If applicable, we may deduct the amount of any redemption fees imposed by the underlying mutual funds as a result of withdrawals, transfers or other fund transactions you initiate and remit such fees back to that fund. Redemption fees, if any, are separate and distinct from any transaction charges or other charges deducted from your contract value. For a more complete description of the funds’ fees and expenses, review each fund’s prospectus.

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Periodic Fees and Charges

Annual Maintenance Fee

Maximum Amount. $25.00

When/How. Each year, during the accumulation phase, we deduct this fee on your contract anniversary. It is deducted on a pro rata basis from each subaccount and fixed interest option in which you have an allocation.

Purpose. This fee reimburses us for our administrative expenses related to establishing and maintaining your account.

Reduction or Elimination. We will eliminate the maintenance fee if your account value is $10,000 or greater on the day before the maintenance fee is deducted. For 1992 contracts, the maintenance fee is also eliminated if your initial purchase payment was $10,000 or greater.

Additionally, we may reduce or eliminate the maintenance fee if we anticipate savings on our administrative expenses for the sale because of one or more of the following:

•      The size and type of group to whom the contract is offered; or

•      The amount of expected purchase payments.

We will not unfairly discriminate against any person if we increase, reduce or eliminate the maintenance fee. We will make any increase, reduction or elimination according to our own rules in effect at the time we approve an application for a contract. We reserve the right to change these rules from time to time. Any increase will not result in an annual maintenance fee in excess of the maximum amount shown above and in the Fee Table.

Mortality and Expense Risk Charge

Maximum Amount. This charge, on an annual basis, is equal to 1.25% of your account value invested in the subaccounts. We may charge a different fee for different funds (but not beyond the maximum amount).

When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this fee from any fixed interest option. This charge is deducted during the accumulation phase and the income phase.

Purpose. This charge compensates us for the mortality and expense risks we assume under the contracts, namely:

•      Mortality risks are those risks associated with our promise to make lifetime income phase payments based on annuity rates specified in the contract; and

•      Expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to earn a profit from this charge.

Reduction. For 2004 and 1994 contracts, which we currently do not sell, we will reduce this charge to 1.15% provided one or more of the following conditions are met:

•      The contract has remained in the accumulation phase for ten years following the initial payment;

•      The initial payment is $250,000 or more; or

•      The value of the contract is $250,000 or more on any anniversary of the date the initial purchase payment was applied.

Administrative Expense Charge

Maximum Amount. We reserve the right to charge up to 0.25% annually of your account value invested in the subaccounts. We currently do not impose this charge.

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When/How. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from the fixed interest options. This charge may be assessed during the accumulation phase and/or the income phase. If we are imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase.

Purpose. This charge helps defray our cost of providing administrative expenses under the contracts and in relation to the separate account and subaccounts.

Reduction or Elimination of Certain Fees

When sales of the contract are made to individuals or a group of individuals in a manner that results in savings of sales or administrative expenses, we may reduce or eliminate the early withdrawal charge, the annual maintenance fee, the expense risk charge or the administrative expense charge. Our decision to reduce or eliminate any of these fees will be based on one or more of the following:

•      The size and type of group to whom the contract is offered;

•      The type and frequency of administrative and sales services provided;

•      The use by an employer of automated techniques in submitting purchase payments or information related to purchase payments on behalf of its employees; or

•      Any other circumstances that reduce distribution or administrative expenses.

The reduction or elimination of any of these fees will not be unfairly discriminatory against any person and will be done according to our rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time. The right to reduce or eliminate any of these fees may be subject to state approval.  The exact amount of contract charges applicable to a particular contract will be stated in that contract.

Fund Fees and Expenses

As shown in the fund prospectuses and described in “FEE TABLE – Fund Fees and Expenses,” each fund deducts management/investment advisory fees from the amounts allocated to the fund.  In addition, each fund deducts other expenses, which may include service fees that may be used to compensate service providers, including the Company and its affiliates, for administrative and contract owner services provided on behalf of the fund.  Furthermore, certain funds deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of fund shares.  Fund fees and expenses are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares. Fund fee and expenses are one factor that impacts the value of a fund’s shares. To learn more about fund fee and expenses, the additional factors that can affect the value of a fund’s shares and other important information about the funds, refer to the fund prospectuses.

Less expensive share classes of the funds offered through this contract may be available for investment outside of this contract. You should evaluate the expenses associated with the funds available through this contract before making a decision to invest.

Revenue from the Funds

The Company may receive compensation from each of the funds or the funds’ affiliates. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds’ affiliates. These additional payments may also be used by the Company to finance distribution. These additional payments are made by the funds or the funds’ affiliates to the Company and do not increase, directly or indirectly, the fund fees and expenses.

The amount of revenue the Company may receive from each of the funds or from the funds’ affiliates may be substantial, although the amount and types of revenue vary with respect to each of the funds offered through the contract.  This revenue is one of several factors we consider when determining contract fees and charges and whether to offer a fund through our contracts.  Fund revenue is important to the Company’s profitability, and it is generally more profitable for us to offer affiliated funds than to offer unaffiliated funds.

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Assets allocated to affiliated funds, meaning funds managed by Directed Services LLC, Voya Investments, LLC or another Company affiliate generate the largest dollar amount of revenue for the Company. Affiliated funds may also be subadvised by a Company affiliate or by an unaffiliated third party. Assets allocated to unaffiliated funds, meaning funds managed by an unaffiliated third party, generate lesser, but still substantial dollar amounts of revenue for the Company.  The Company expects to earn a profit from this revenue to the extent it exceeds the Company’s expenses, including the payment of sales compensation to our distributors.

Revenue Received from Affiliated Funds.  The revenue received by the Company from affiliated funds may be deducted from fund assets and may include:

•      A share of the management fee;

•      Service fees;

•      For certain share classes, compensation paid from 12b-1 fees; and

•      Other revenues that may be based either on an annual percentage of average net assets held in the fund by the Company or a percentage of the fund’s management fees.

In the case of affiliated funds subadvised by unaffiliated third parties, any sharing of the management fee between the Company and the affiliated investment adviser is based on the amount of such fee remaining after the subadvisory fee has been paid to the unaffiliated subadviser.  Because subadvisory fees vary by subadviser, varying amounts of revenue are retained by the affiliated investment adviser and ultimately shared with the Company. The sharing of the management fee between the Company and the affiliated investment adviser does not increase, directly or indirectly, fund fees and expenses. The Company may also receive additional compensation in the form of intercompany payments from an affiliated fund’s investment adviser or the investment adviser’s parent in order to allocate revenue and profits across the organization. The intercompany payments and other revenue received from affiliated funds provide the Company with a financial incentive to offer affiliated funds through the contract rather than unaffiliated funds.

Additionally, in the case of affiliated funds subadvised by third parties, no direct payments are made to the Company or the affiliated investment adviser by the subadvisers. However, subadvisers may provide reimbursement for employees of the Company or its affiliates to attend business meetings or training conferences.

Received from Unaffiliated Funds.  Revenue received from each of the unaffiliated funds or their affiliates is based on an annual percentage of the average net assets held in that fund by the Company. Some unaffiliated funds or their affiliates pay us more than others and some of the amounts we receive may be significant.

The revenue received by the Company or its affiliates from unaffiliated funds may be deducted from fund assets and may include:

•      Service fees;

•      For certain share classes, compensation paid from 12b-1 fees; and

•      Additional payments for administrative, recordkeeping or other services which we provide to the funds or their affiliates, such as processing purchase and redemption requests, and mailing fund prospectuses, periodic reports and proxy materials.  These additional payments do not increase directly or indirectly the fees and expenses shown in each fund prospectus.  These additional payments may be used by us to finance distribution of the contract.

If the unaffiliated fund families currently offered through the contract that made payments to us were individually ranked according to the total amount they paid to the Company or its affiliates in 2014, in connection with the registered variable annuity contracts issued by the Company, that ranking would be as follows:

• Fidelity Investments® • OppenheimerFunds, Inc. • Franklin® Templeton® Investments • Columbia Funds • PIMCO Funds	• Lord Abbett Funds • Invesco Investments • Pioneer Investments • Calvert Funds • AllianceBernstein Investments

If the revenues received from the affiliated funds were taken into account when ranking the funds according to the total dollar amount they paid to the Company or its affiliates in 2014, the affiliated funds would be first on the list.

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In addition to the types of revenue received from affiliated and unaffiliated funds described above, affiliated and unaffiliated funds and their investment advisers, subadvisers or affiliates may participate at their own expense in Company sales conferences or educational and training meetings. In relation to such participation, a fund’s investment adviser, subadviser or affiliate may help offset the cost of the meetings or sponsor events associated with the meetings.  In exchange for these expense offset or sponsorship arrangements, the investment adviser, subadviser or affiliate may receive certain benefits and access opportunities to Company representatives and wholesalers rather than monetary benefits.  These benefits and opportunities include, but are not limited to co-branded marketing materials, targeted marketing sales opportunities, training opportunities at meetings, training modules for personnel, and opportunities to host due diligence meetings for representatives and wholesalers.

Please note certain management personnel and other employees of the Company or its affiliates may receive a portion of their total employment compensation based on the amount of net assets allocated to affiliated funds. See also “Contract Distribution.”

Fund of Funds

Certain funds may be structured as “fund of funds.”  These funds may have higher fees and expenses than a fund that invests directly in debt and equity securities because they also incur the fees and expenses of the underlying funds in which they invest.  These funds are affiliated funds, and the underlying funds in which they invest may be affiliated as well.  The fund prospectuses disclose the aggregate annual operating expenses of each fund and its corresponding underlying fund or funds.  These funds are identified in the investment option list in the front of this prospectus.

Premium and Other Taxes

Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

When/How. We reserve the right to deduct premium taxes from your account value or from your purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments. We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See “FEDERAL Tax Considerations.”

Your Account Value

During the accumulation phase, your account value at any given time equals:

•      The current dollar value of amounts held in the subaccounts which takes into account investment performance and fees deducted from the subaccounts; plus

•      The current dollar value of amounts invested in the fixed interest options, including interest earnings to date.

Subaccount Accumulation Units. When you select a fund as an investment option, your account dollars invest in “accumulation units” of the Variable Annuity Account C subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an “Accumulation Unit Value,” as described below, for each unit.

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Accumulation Unit Value (“AUV”). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund’s investment performance. The AUV also reflects deductions for fund fees and expenses, the mortality and expense risk charge, the administrative expense charge (if any) and any other fees deducted daily from amounts in the separate account. We discuss these deductions in more detail in “Fee Table” and “Fees.”

Valuation. We determine the AUV every normal business day after the close of the New York Stock Exchange (“NYSE”) (normally at 4:00 p.m. Eastern Time). At that time we calculate the current AUV by multiplying the AUV last calculated by the net investment factor of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:

•      The net assets of the fund held by the subaccount as of the current valuation; minus

•      The net assets of the fund held by the subaccount at the preceding valuation; plus or minus

•      Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by

•      The total value of the subaccount’s units at the preceding valuation; minus

•      A daily deduction for the mortality and expense risk charge, the administrative expense charge, if any, and any other fees, deducted daily from investments in the separate account. See “Fees.”

The net investment rate may be either positive or negative.

Hypothetical Illustration. As a hypothetical illustration, assume that your initial purchase payment to a contract is $5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that on the day we receive the purchase payment the applicable AUVs after the next close of business of the NYSE (normally at 4:00 p.m. Eastern Time) are $10 for Subaccount A and $20 for Subaccount B. Your account is credited with 300 accumulation units of Subaccount A and 100 accumulation units of Subaccount B.

Step 1: You make an initial purchase payment of $5,000.	$5, 000 Purchase Payment
|| Step 1 ||

Step 2:

• You direct us to invest $3,000 in Fund A. The purchase payment purchases 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV); and

• You direct us to invest $2,000 in Fund B. The purchase payment purchases 100 accumulation units of Subaccount B ($2,000 divided by the current $20 AUV).

Voya Retirement Insurance and Annuity Company
|| Step 2 ||
Variable Annuity Account C
	Subaccount A 300 accumulation units	Subaccount B 100 accumulation units	Etc.
|| Step 3 ||
Step 3: The separate account purchases shares of the applicable funds at the current market value (net asset value or NAV).	Mutual Fund A	Mutual Fund B

Each fund’s subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

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Purchase Payments to Your Account. If all or a portion of your initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in the “Purchase” section. Subsequent purchase payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the purchase payment or transfer request in good order. The value of subaccounts may vary day to day.

Transfers

During the accumulation phase, you may transfer amounts among the available subaccounts. We allow you 12 free transfers each calendar year. We reserve the right to charge $10.00 for each additional transfer. We currently do not impose this charge.

Transfers from fixed interest options are restricted as outlined in Appendices I, II and III. Transfers must be made in accordance with the terms of the contract. You may not make transfers once you enter the income phase. See “Income Phase.”

Transfer Requests. Requests may be made in writing, by telephone or, where applicable, electronically.

Limits on Frequent or Disruptive Transfers

The contract is not designed to serve as a vehicle for frequent transfers. Frequent transfer activity can disrupt management of a fund and raise its expenses through:

•      Increased trading and transaction costs;

•      Forced and unplanned portfolio turnover;

•      Lost opportunity costs; and

•      Large asset swings that decrease the fund’s ability to provide maximum investment return to all contract owners.

This in turn can have an adverse effect on fund performance. Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase the contract.

Excessive Trading Policy. We and the other members of the Voya® family of companies that provide multi-fund variable insurance and retirement products have adopted a common Excessive Trading Policy to respond to the demands of the various fund families that make their funds available through our products to restrict excessive fund trading activity and to ensure compliance with Rule 22c-2 of the 1940 Act.

We actively monitor fund transfer and reallocation activity within our variable insurance products to identify violations of our Excessive Trading Policy. Our Excessive Trading Policy is violated if fund transfer and reallocation activity:

•      Meets or exceeds our current definition of Excessive Trading, as defined below; or

•      Is determined, in our sole discretion, to be disruptive or not in the best interests of other owners of our variable insurance and retirement products.

We currently define “Excessive Trading” as:

•      More than one purchase and sale of the same fund (including money market funds) within a 60 calendar day period (hereinafter, a purchase and sale of the same fund is referred to as a “round-trip”).  This means two or more round-trips involving the same fund within a 60 calendar day period would meet our definition of Excessive Trading; or

•      Six round-trips involving the same fund within a rolling 12 month period.

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The following transactions are excluded when determining whether trading activity is excessive:

•      Purchases or sales of shares related to non-fund transfers (for example, new purchase payments, withdrawals and loans);

•      Transfers associated with scheduled dollar cost averaging, scheduled rebalancing, or scheduled asset allocation programs;

•      Purchases and sales of fund shares in the amount of $5,000 or less;

•      Purchases and sales of funds that affirmatively permit short-term trading in their fund shares, and movement between such funds and a money market fund; and

•                           Transactions initiated by us, another member of the Voya family of companies, or a fund.

If we determine that an individual or entity has made a purchase of a fund within 60 days of a prior round-trip involving the same fund, we will send them a letter warning that another sale of that same fund within 60 days of the beginning of the prior round-trip will be deemed to be Excessive Trading and result in a six month suspension of their ability to initiate fund transfers or reallocations through the Internet, facsimile, Voice Response Unit  (VRU), telephone calls to Customer Service, or other electronic trading medium that we may make available from time to time (“Electronic Trading Privileges”).  Likewise, if we determine that an individual or entity has made five round-trips involving the same fund within a rolling 12 month period, we will send them a letter warning that another purchase and sale of that same fund within 12 months of the initial purchase in the first round-trip will be deemed to be Excessive Trading and result in a suspension of their Electronic Trading Privileges. According to the needs of the various business units, a copy of any warning letters may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative, or the investment adviser for that individual or entity.  A copy of the warning letters and details of the individual’s or entity’s trading activity may also be sent to the fund whose shares were involved in the trading activity.

If we determine that an individual or entity has violated our Excessive Trading Policy, we will send them a letter stating that their Electronic Trading Privileges have been suspended for a period of six months. Consequently, all fund transfers or reallocations, not just those that involve the fund whose shares were involved in the activity that violated our Excessive Trading Policy, will then have to be initiated by providing written instructions to us via regular U.S. mail.  Suspension of Electronic Trading Privileges may also extend to products other than the product through which the Excessive Trading activity occurred.  During the six month suspension period, electronic “inquiry only” privileges will be permitted where and when possible.   A copy of the letter restricting future transfer and reallocation activity to regular U.S. mail and details of the individual’s or entity’s trading activity may also be sent, as applicable, to the person(s) or entity authorized to initiate fund transfers or reallocations, the agent/registered representative or investment adviser for that individual or entity, and the fund whose shares were involved in the activity that violated our Excessive Trading Policy.

Following the six month suspension period during which no additional violations of our Excessive Trading Policy are identified, Electronic Trading Privileges may again be restored.  We will continue to monitor the fund transfer and reallocation activity, and any future violations of our Excessive Trading Policy will result in an indefinite suspension of Electronic Trading Privileges.  A violation of our Excessive Trading Policy during the six month suspension period will also result in an indefinite suspension of Electronic Trading Privileges.

We reserve the right to suspend Electronic Trading Privileges with respect to any individual or entity, with or without prior notice, if we determine, in our sole discretion, that the individual’s or entity’s trading activity is disruptive or not in the best interests of other owners of our variable insurance and retirement products, regardless of whether the individual’s or entity’s trading activity falls within the definition of Excessive Trading set forth above.

Our failure to send or an individual’s or entity’s failure to receive any warning letter or other notice contemplated under our Excessive Trading Policy will not prevent us from suspending that individual’s or entity’s Electronic Trading Privileges or taking any other action provided for in our Excessive Trading Policy.

The Company does not allow exceptions to our Excessive Trading Policy. We reserve the right to modify our Excessive Trading Policy, or the policy as it relates to a particular fund, at any time without prior notice, depending on, among other factors, the needs of the underlying fund(s), the best interests of contract owners and fund investors, and/or state or federal regulatory requirements. If we modify our policy, it will be applied uniformly to all contract owners or, as applicable, to all contract owners investing in the underlying fund.

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Our Excessive Trading Policy may not be completely successful in preventing market-timing or excessive trading activity. If it is not completely successful, fund performance and management may be adversely affected, as noted above.

Limits Imposed by the Underlying Funds. Each underlying fund available through the variable insurance and retirement products offered by us and/or the other members of the Voya family of companies, either by prospectus or stated policy, has adopted or may adopt its own excessive/frequent trading policy, and orders for the purchase of fund shares are subject to acceptance or rejection by the underlying fund. We reserve the right, without prior notice, to implement fund purchase restrictions and/or limitations on an individual or entity that the fund has identified as violating its excessive/frequent trading policy and to reject any allocation or transfer request to a subaccount if the corresponding fund will not accept the allocation or transfer for any reason.  All such restrictions and/or limitations (which may include, but are not limited to, suspension of Electronic Trading Privileges and/or blocking of future purchases of a fund or all funds within a fund family) will be done in accordance with the directions we receive from the fund.

Agreements to Share Information with Fund Companies. As required by Rule 22c-2 under the 1940 Act, we have entered into information sharing agreements with each of the fund companies whose funds are offered through the contract.  Contract owner trading information is shared under these agreements as necessary for the fund companies to monitor fund trading and our implementation of our Excessive Trading Policy. Under these agreements, the Company is required to share information regarding contract owner transactions, including but not limited to information regarding fund transfers initiated by you. In addition to information about contract owner transactions, this information may include personal contract owner information, including names and social security numbers or other tax identification numbers.

As a result of this information sharing, a fund company may direct us to restrict a contract owner’s transactions if the fund determines that the contract owner has violated the fund’s excessive/frequent trading policy. This could include the fund directing us to reject any allocations of purchase payments or contract value to the fund or all funds within the fund family.

Value of Transferred Dollars. The value of amounts transferred into or out of the funds will be based on the subaccount unit values next determined after we receive your transfer request in good order at our Home Office, or if you are participating in the dollar cost averaging program, after your scheduled transfer or reallocation.

Telephone and Electronic Transactions: Security Measures. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, Internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (“PIN”) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

Dollar Cost Averaging Program. The 2004 and 1994 contracts permit participation in our dollar cost averaging program. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price. Under this program a fixed dollar amount is automatically transferred from certain variable investment options to one or more of the subaccounts you select. The amount applied must be no less than $100 per month over a period of at least 12 months. Allocations for periods of longer than 24 months must be consented to by the Company. Dollar cost averaging is not available for fixed interest options (the Fixed Account, the Guaranteed Interest Account or the Guaranteed Accumulation Account).

Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each calendar year. For additional information about this program, contact your sales representative or call us at the number listed in the “Contract Overview - Questions: Contacting the Company” section.

Dollar cost averaging is not available if you elect to participate in the asset rebalancing program. Subaccount reallocations or changes outside of the dollar cost averaging may affect the program. Changes such as fund mergers, substitutions, or closures may also affect the program.

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Asset Rebalancing Program. Under the 2004 contracts you may participate in asset rebalancing. Asset rebalancing allows you to reallocate your account value in the investments and percentages you identify. Only account values invested in the subaccounts identified may be rebalanced. We automatically reallocate your account value annually (or more frequently as we allow). Asset rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program. If available under your contract, you may participate in this program by completing the asset rebalancing election form or by contacting the Company at: Customer Service, Defined Contribution Administration, ATTN: Central Rollover Unit, One Orange Way, Windsor, CT 06095-4774, phone: 1-800-262-3862, fax: 1-800-643-8143.

Asset rebalancing is not available if you elect to participate in the dollar cost averaging program. Subaccount reallocations or changes outside of the asset rebalancing program may affect the program. Changes such as fund mergers, substitutions, or closures may also affect the program.

Withdrawals

You may withdraw all or a portion of your account value at any time during the accumulation phase.

Steps for Making a Withdrawal. You must select the withdrawal amount:

• Full Withdrawal: You will receive, reduced by any required tax, your account value allocated to the subaccounts, the Guaranteed Interest Account (with reduced interest yield), the Fixed Account, and the Guaranteed Accumulation Account (plus or minus any applicable market value adjustment), minus any applicable early withdrawal charge, redemption fees, and annual maintenance fee; or

• Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge, redemption fees, and any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Accumulation Account or a reduced interest yield from the Guaranteed Interest Account;

• Select investment options. If you do not specify, we will withdraw dollars proportionally from each of your investment options; and

• Properly complete a disbursement form and submit it to our Home Office.

See “AppendiX I, AppendiX II, AppendiX III” and the Guaranteed Accumulation Account prospectus for more information about withdrawals from the fixed interest options.

Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the NYSE (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value as of the next valuation after we receive a request for withdrawal in good order at our Home Office, or on such later date as you specify on the disbursement form.

Taxes, Fees and Other Deductions

Amounts withdrawn may be subject to one or more of the following:

• Early Withdrawal Charge (see “Fees - Early Withdrawal Charge”)

• Annual Maintenance Fee (see “Fees - Annual Maintenance Fee”)

• Market Value Adjustment (see “Appendix III” and the Guaranteed Accumulation Account prospectus)

• Redemption Fees (see “Fees - Redemption Fees”)

• Tax Penalty (see “FEDERAL Tax Considerations”)

• Tax Withholding (see “FEDERAL Tax Considerations”)

To determine which may apply to you, refer to the appropriate sections of this prospectus, contact your sales representative or call us at the number listed in “Contract Overview - Questions: Contacting the Company.”

Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your disbursement form in good order.

PRO.75988-15 24

Reinvesting a Full Withdrawal. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinvest all or a portion of your withdrawal. We must receive any reinvested amounts within 60 days of the withdrawal. We reserve the right, however, to accept a reinvestment election received more than 30 days after the withdrawal and accept proceeds received more than 60 days after the withdrawal. We will credit your account for the amount reinvested based on the subaccount values next computed following our receipt of your request and the amount to be reinvested.

We will credit the amount reinvested proportionally for annual maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amounts reinvested any annual maintenance fee that fell due after the withdrawal and before the reinvestment. Provided all options are available, we will reinvest in the same investment options and proportions in place at the time of withdrawal. If an investment option is no longer available, amounts to be allocated to any such option will be invested in a replacement option as directed by you. The reinvestment privilege may be used only once. Special rules may apply to reinvestments of amounts withdrawn from the Guaranteed Interest Account and the Guaranteed Accumulation Account. See “Appendices I and III.” We will not credit your account for market value adjustments that we deducted at the time of your withdrawal from the Guaranteed Accumulation Account or for redemption fees. Seek competent advice regarding the tax consequences associated with reinvestment.

Systematic Distribution Options

These options may be exercised at any time during the accumulation phase of the contract. The following systematic distribution options may be available:

• Systematic Withdrawal Option (“SWO”). SWO is a series of automatic partial withdrawals from your account based on a payment method you select. Consider this option if you would like periodic income while retaining investment flexibility for amounts accumulated in the account. We will not deduct an early withdrawal charge from amounts paid under SWO; however, a market value adjustment may apply to amounts paid from the Guaranteed Accumulation Account. See “Appendix III” and the Guaranteed Accumulation Account prospectus for more information about the market value adjustment; and

• Estate Conservation Option (“ECO”). ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under ECO, we calculate the minimum distribution amount required by law, beginning generally at age 70½, and pay you that amount once a year. ECO is not available under Roth IRA contracts. We will not deduct an early withdrawal charge nor apply a market value adjustment to any part of your account value paid under an ECO.

Features of a Systematic Distribution Option

A systematic distribution option allows you to receive regular payments from the contract, without moving into the income phase.

By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase. Because the account remains in the accumulation phase, all accumulation phase charges continue to apply.

Other Systematic Distribution Options. We may add additional systematic distribution options from time to time. You may obtain additional information relating to any of the systematic distribution options from your sales representative or by calling us at the number listed in “Contract Overview - Questions: Contacting the Company.”

Systematic Distribution Option Availability. If allowed by applicable law, we may discontinue the availability of one or more of the systematic distribution options for new elections at any time, and/or change the terms of future elections.

Eligibility for a Systematic Distribution Option. To determine if you meet the age and account value criteria and to assess terms and conditions that may apply, contact your sales representative or call us at the number listed in “Contract Overview - Questions: Contacting the Company.”

Terminating a Systematic Distribution Option. You may revoke a systematic distribution option at any time by submitting a written request to our Home Office. Once revoked, ECO may not be elected again unless allowed under the Tax Code.

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Taxation. Taking a withdrawal under a systematic distribution option may have tax consequences. If you are concerned about tax implications, consult a tax and/or legal adviser before electing an option. See “FEDERAL TAX CONSIDERATIONS.”

Death Benefit

During the Accumulation Phase. The contract provides a death benefit in the event of your death during the accumulation phase.

Who Receives the Death Benefit Proceeds? If you would like certain individuals to receive the death benefit when it becomes payable, you may name them as your beneficiaries. If you die and no beneficiary exists, the death benefit will be paid in a lump sum to your estate.

Designating Your Beneficiary. You may designate a beneficiary on your application or by contacting your sales representative or by calling us at the number listed in “Contract Overview - Questions: Contacting the Company.”

This section provides information about the death benefit during the accumulation phase. For death benefit information applicable to the income phase, see “Income Phase.”

Death Benefit Amount. The amount of the death benefit is equal to your account value as of the next time we value your account following the date on which we receive proof of your death and a payment request in good order. In addition to this amount, some states require we pay interest on amounts invested in fixed interest options, calculated from date of death at a rate specified by state law.

Until a death benefit request is received in good order and a payment option is selected, account dollars will remain invested as at the time of your death, and no distributions will be made.

Guaranteed Death Benefit (2004 Contracts Only). Subject to state regulatory approval, the 2004 Contracts provide a guaranteed death benefit if the contract beneficiary elects a lump-sum distribution or an income phase payment option. For those contracts, the guaranteed death benefit is the greater of:

•      Your account value on the day that notice of death and request for payment are received in good order at our Home Office, plus any positive aggregate market value adjustment that applies to amounts allocated to the Guaranteed Accumulation Account; or

•      The sum of payments (minus any applicable premium tax) made to your account, adjusted for withdrawals made from your account, as of the day the notice of death and request for payment are received in good order at our Home Office.  The adjustment for withdrawals will be proportionate, reducing the sum of all purchase payments made in the same proportion that the account value was reduced by the withdrawal.

For amounts held in the Guaranteed Interest Account, the full annual Guaranteed Interest Rate will be credited. For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative aggregate market value adjustment applies, it will be deducted only if the death benefit is paid more than six months after your death. We describe the market value adjustment in Appendix III and in the Guaranteed Accumulation Account prospectus.

Death Benefit Payment Options. Unless otherwise requested, we will mail payment to the beneficiary within seven calendar days after we receive proof of death and payment request acceptable to us. If allowed by the Tax Code, and not otherwise restricted by the contract holder, the designated beneficiary may elect to have the death benefit proceeds paid in any one of the following ways:

•      Lump-sum payment;

•       Payment in accordance with any of the available income phase payment options. See “Income Phase;” or

•      If the beneficiary is your spouse, payment in accordance with any of the available systematic distribution options. See “Systematic Distribution Options.”

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Payment of Death Benefit or Proceeds.

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a beneficiary may be made either into an interest bearing retained asset account that is backed by our general account or by check.  For additional information about the payment options available to you, please refer to your claim forms or contact us at the address shown in “CONTRACT OVERVIEW – Questions: Contacting the Company.”  Beneficiaries should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.

The Retained Asset Account.  The retained asset account, known as the Voya Personal Transition Account, is an interest bearing account backed by our general account.  The retained asset account is not guaranteed by the Federal Deposit Insurance Corporation (“FDIC”). Beneficiaries that receive their payment through the retained asset account may access the entire Proceeds in the account at any time without penalty through a draftbook feature. The Company seeks to earn a profit on the account, and interest credited on the account may vary from time to time but will not be less than the minimum rate stated in the supplemental contract delivered to the beneficiary together with the paperwork to make a claim to the Proceeds. Interest earned on the Proceeds in the account may be less than could be earned if the Proceeds were invested outside of the account. Likewise, interest credited on the Proceeds in the account may be less than under other settlement or payment options available through the contract.

The following options are also available to the beneficiary; however, the Tax Code limits how long the death benefit proceeds may be left in these options:

•      Leave the account value invested in the contract; or

•      For certain contracts, leave the account value on deposit in the Company’s general account, and receive monthly, quarterly, semi-annual or annual interest payments at the interest rate then being credited on such deposits. The beneficiary can withdraw the balance on deposit at any time or request to receive income payments in accordance with any of the available income phase payment options. See “Income Phase.”

Unless otherwise restricted by the contract holder, the beneficiary may choose to apply any portion of the death benefit to an annuity option or to receive a lump-sum payment.

Taxation. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See “FEDERAL Tax Considerations” for additional information.

Income Phase

During the income phase you stop contributing dollars to the contract and start receiving payments from your accumulated account value.

Initiating Income Phase Payments. At least 30 days prior to the date you want to start receiving income phase payments, you must notify us in writing of the following:

• Payment start date;

• Payment option (see the income phase payment options table in this section);

• Payment frequency (i.e., monthly, quarterly, semi-annually or annually);

• Choice of fixed, variable or a combination of both fixed and variable payments; and

• Selection of subaccounts and an assumed net investment rate (only if variable payments are elected).

We may have used the following terms in prior prospectuses:

Annuity Phase-Income Phase

Annuity Option-Income Phase Payment Option

Annuity Payment-Income Phase Payment

Annuitization-Initiating Income Phase Payments

Your account will continue in the accumulation phase until you properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed.

PRO.75988-15 27

What Affects Payment Amounts? Some of the factors that may affect the amount of your income phase payments include your age (or adjusted age under some contracts), gender, account value, the income phase payment option selected, the number of guaranteed payments selected (if any), and whether you select fixed, variable or a combination of both fixed and variable income phase payments and, for variable payments, the assumed net investment rate selected.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company’s general account. The amount of fixed payments does not vary with investment performance over time.

Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) you select, based on the subaccounts available during the income phase at the time you make your selection. The subaccounts available for investment during the income phase may be different than those available for investment during the accumulation phase. For information about the subaccounts available during the income phase, please contact Customer Service. We allow 12 free transfers per calendar year. We reserve the right to allow additional transfers in excess of 12 per calendar year. For variable payments, an assumed net investment rate must be selected.

Assumed Net Investment Rate. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 3.5%. If you select a 5% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually after deduction of fees. Payment amounts will decline if the investment performance is less than 5% after deduction of fees.

If you select a 3.5% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI. See “Contract Overview - Questions: Contacting the Company.”

Minimum Payment Amounts for 2004 Contracts (subject to regulatory approval).

The income phase payment option you select must result in one of the following:

•      A first income phase payment of at least $100; or

•      Total yearly income phase payments of at least $500.

If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.

In New York, the income phase payment option you select must result in one of the following:

•      A first income phase payment of at least $20; or

•      Total yearly income phase payments of at least $100.

If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.

Minimum Payment Amounts for 1994 Contracts.

The income phase payment option you select must result in one of the following:

•      A first income phase payment of at least $50; or

•      Total yearly income phase payments of at least $250.

If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.

Minimum Payment Amounts for 1992 Contracts.

The payment option you select must result in one of the following:

•      A first payment of at least $20; or

•      Total yearly payments of at least $100.

If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.

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Restrictions on Start Dates and the Duration of Payments. When income phase payments start, the age of the annuitant plus the number of years for which income phase payments are guaranteed must not exceed 95. Certain tax rules may also limit the length of income phase payments. For Roth IRAs those minimum distribution rules do not apply. See “FEDERAL Tax Considerations.”

Regardless of your income phase payment start date, your income phase payments will not begin until you have selected an income phase payment option. Failure to select an income phase payment option may have adverse tax consequences. You should consult with a tax and/or legal adviser if you are considering this course of action.

Charges Deducted. When you select an income phase payment option (one of the options listed in the tables on the following page), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts.

This charge compensates us for mortality and expense risks we assume under variable income phase payout options and is applicable to all variable income phase payout options, including variable nonlifetime options under which we do not assume mortality risk. In this situation, this charge will be used to cover expenses. Although we expect to earn a profit from this fee, we do not always do so. For variable options under which we do not assume a mortality risk, we may make a larger profit than under other options. We may also deduct a daily administrative expense charge from amounts held in the subaccounts. See “Fees.”

Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the following Income Phase Payment Options table. If a lump-sum payment is due as a death benefit, payment will be sent within seven calendar days following our receipt of proof of death and the payment request in good order at our Home Office. Any death benefit payable must be distributed to the beneficiary at least as rapidly as under the method of distribution in effect on the date of death.

Beneficiary Rights. A beneficiary’s right to elect an income phase payment option or receive a lump-sum payment may be restricted by the contract holder. If so, such rights or options will not be available to the beneficiary.

Payment of Death Benefit or Proceeds.

Subject to the conditions and requirements of state law, full payment of the death benefit or proceeds (“Proceeds”) to a beneficiary may be made either into an interest bearing retained asset account that is backed by our general account or by check.  For additional information about the payment options available to you, please refer to your claim forms or contact us at the address shown in “CONTRACT OVERVIEW – Questions: Contacting the Company.”  Beneficiaries should carefully review all settlement and payment options available under the contract and are encouraged to consult with a financial professional or tax adviser before choosing a settlement or payment option.  See “DEATH BENEFIT – The Retained Asset Account” for more information about the retained asset account.

Calculation of Death Benefit. We will calculate the value of any death benefit at the next valuation after we receive proof of death acceptable to us and the payment request in good order. Such value will be reduced by any payments made after the date of death.

Taxation. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See “FEDERAL Tax Considerations” for additional information.

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Income Phase Payment Options

The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer additional income phase payment options under the contract from time to time. Once income phase payments begin, the income phase payment option selected may not be changed.

Terms to Understand:

•      Annuitant(s): The person(s) on whose life expectancy(ies) the income phase payments are based; and

•      Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

Lifetime Payment Options

Life Income

Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made if the annuitant dies prior to the second payment’s due date.

Death Benefit-None: All payments end upon the annuitant’s death.

Life Income- Guaranteed Payments*

Length of Payments: For as long as the annuitant lives, with payments guaranteed for your choice of 5, 10, 15 or 20 years or as otherwise specified in the contract.

Death Benefit-Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Life Income- Two Lives

Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made if both annuitants die before the second payment’s due date.

Continuing Payments: When you select this option you choose for either:

• 100%, 66 2/3% or 50% of the payment to continue to the surviving annuitant after the first death; or

• 100% of the payment to continue to the annuitant on the second annuitant’s death, and 50% of the payment will continue to the second annuitant on the annuitant’s death.

Death Benefit-None: All payments end upon the deaths of both annuitants.

Life Income- Two Lives- Guaranteed Payments*

Length of Payments: For as long as either annuitant lives, with payments guaranteed for ten or more years as specified in the contract.

Continuing Payments: 100% of the payment to continue to the surviving annuitant after the first death.

Death Benefit-Payment to the Beneficiary: If both annuitants die before the guaranteed payments have all been paid, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Nonlifetime Payment Option
Nonlifetime- Guaranteed Payments*

Length of Payments: You may select payments for 3 through 30 years under 1992 contracts or 5 through 30 years under 2004 and 1994 contracts. In certain cases a lump-sum payment may be requested at any time (see below).

Death Benefit-Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.

Lump-Sum Payments: If the “Nonlifetime-Guaranteed Payments” option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A lump sum elected before five years (for 2004 and 1994 contracts) or three years (for 1992 contracts) of payments have been completed will be treated as a withdrawal during the accumulation phase and if the election is made during an early withdrawal charge period, we will charge the applicable early withdrawal charge. See “Fees - Early Withdrawal Charge.”

________________

* Guaranteed period payments may not extend beyond the shorter of your life expectancy or until you’re age 95.

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Calculation of Lump-Sum Payments. If a lump-sum payment is available to a beneficiary or to you under the income phase payment options listed in the table above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income payments (i.e., the actual fixed rate used for the fixed payments, or the 3.5% or 5% assumed net investment rate for variable payments.)

FEDERAL Tax Considerations

Introduction

The contract described in this prospectus is designed to be treated as an annuity for U.S. federal income tax purposes. This section discusses our understanding of current federal income tax laws affecting the contract. The U.S. federal income tax treatment of the contract is complex and sometimes uncertain. You should keep the following in mind when reading this section:

• Your tax position (or the tax position of the designated beneficiary, as applicable) determines the federal taxation of amounts held or paid out under the contract;

• Tax laws change. It is possible that a change in the future could affect contracts issued in the past, including the contract described in this prospectus;

• This section addresses some, but not all, applicable federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions;

• We do make any guarantee about the tax treatment of the contract or transactions involving the contract; and

• No assurance can be given that the Internal Revenue Service (“IRS”) would not assert, or that a court would not sustain, a position contrary to any of those set forth below.

In this section:

• Introduction;

• Taxation of Qualified Contracts;

• Possible Changes in Taxation; and

• Taxation of the Company.

When consulting a tax and/or legal adviser, be certain that he or she has expertise with respect to the provisions of the Internal Revenue Code of 1986, as amended (the “Tax Code”) that apply to your tax concerns.

We do not intend this information to be tax advice. No attempt is made to provide more than a general summary of information about the use of the contract with tax-qualified retirement arrangements, and the Tax Code may contain other restrictions and conditions that are not included in this summary. You should consult with a tax and/or legal adviser for advice about the effect of federal income tax laws, state tax laws or any other tax laws affecting the contract or any transactions involving the contract.

Qualified Contracts

The contract described in this prospectus may be purchased on a tax-qualified basis (qualified contracts).  Qualified contracts are designed for use by individuals and/or employers whose purchase payments are comprised solely of proceeds from and/or contributions to retirement plans or programs that are intended to qualify as plans or programs entitled to a favorable income tax treatment under Sections 408 or 408A of the Tax Code. Employers or individuals intending to use the contract with such plans should seek tax and legal advice.

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Taxation of Qualified Contracts

Eligible Retirement Plans and Programs

The contract may be purchased with the following retirement plans and programs to accumulate retirement savings:

•      Individual Retirement Annuities (“IRA”) and Roth IRA. Section 408 of the Tax Code permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (“IRA”). Certain employers may establish Simplified Employee Pension (“SEP”) or Savings Incentive Match Plan for Employees (“SIMPLE”) plans to provide IRA contributions on behalf of their employees. Section 408A of the Tax Code permits certain eligible individuals to contribute to a Roth IRA, which provides for tax-free distributions, subject to certain restrictions. The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with the IRA qualification requirements.

Special Considerations for IRAs.  IRAs are subject to limits on the amounts that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence.  Contributions to IRAs must be made in cash or as a rollover or a transfer from another eligible plan.  Also, distributions from IRAs, individual retirement accounts, and other types of retirement plans may be “rolled over” on a tax-deferred basis into an IRA. Beginning in 2015, you will not be able to roll over any portion of an IRA distribution if you rolled over a distribution the preceding 1-year period. However, the IRS has provided a transition rule for distributions in 2015. Specifically, a distribution occurring in 2014 that was rolled over is disregarded for this purpose if the 2015 distribution is from an IRA other than the IRA that made or received the 2014 distribution. Please note that this one rollover per year rule does not apply to: (1) the conversion of a traditional IRA to a Roth IRA, (2) a rollover to or from a qualified plan, or (3) a trustee-to-trustee transfer between IRAs. Please consult your own tax and/or legal adviser if you have additional questions about these rules.

Sales of the contract for use with IRAs may be subject to special requirements of the IRS.  The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

Special Considerations for Roth IRAs.  Contributions to a Roth IRA are subject to limits on the amount of contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA.  Certain qualifying individuals may convert an IRA, SEP, or a SIMPLE to a Roth IRA.  Such rollovers and conversions are subject to tax, and other special rules may apply.  Beginning in 2015, you will not be able to roll over any portion of a Roth IRA distribution if you rolled over a distribution the preceding 1-year period. However, the IRS has provided a transition rule for distributions in 2015. Specifically, a distribution occurring in 2014 that was rolled over is disregarded for this purpose if the 2015 distribution is from a Roth IRA other than the Roth IRA that made or received the 2014 distribution. Please note that this one rollover per year rule does not apply to: (1) the conversion of a traditional IRA to a Roth IRA, (2) a rollover to or from a qualified plan, or (3) a trustee-to-trustee transfer between Roth IRAs. Please consult your own tax and/or legal adviser if you have additional questions about these rules.

A 10% additional tax may apply to amounts attributable to a conversion to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.  Sales of a contract for use with a Roth IRA may be subject to special requirements of the IRS.  The IRS has not reviewed the contracts described in this prospectus for qualification as IRAs and has not addressed, in a ruling of general applicability, whether the contract’s death benefit provisions comply with IRS qualification requirements.

Taxation

The tax rules applicable to qualified contracts vary according to the type of qualified contract the specific terms and conditions of the qualified contract and the terms and conditions of the qualified plan or program. The ultimate effect of federal income taxes on the amounts held under a qualified contract, or on income phase (i.e., annuity) payments from a qualified contract, depends on the type of qualified contract or program as well as your particular facts and circumstances. Special favorable tax treatment may be available for certain types of contributions and distributions. In addition, certain requirements must be satisfied in purchasing a qualified contract with proceeds from a tax-qualified plan or program in order to continue receiving favorable tax treatment.

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Adverse tax consequences may result from:

•      Contributions in excess of specified limits;

•      Distributions before age 59½ (subject to certain exceptions);

•      Distributions that do not conform to specified commencement and minimum distribution rules; and

•      Other specified circumstances.

Some qualified plans and programs are subject to additional distribution or other requirements that are not incorporated into the contract described in this prospectus. No attempt is made to provide more than general information about the use of the contract with qualified plans and programs. Contract holders, participants, annuitants, and beneficiaries are cautioned that the rights of any person to any benefit under these qualified plans and programs may be subject to the terms and conditions of the plan or program, regardless of the terms and conditions of the contract. The Company is not bound by the terms and conditions of such plans and programs to the extent such terms contradict the language of the contract, unless we consent in writing.

Contract holders, participants, and beneficiaries generally are responsible for determining that contributions, distributions and other transactions with respect to the contract comply with applicable law. Therefore, you should seek tax and/or legal advice regarding the suitability of a contract for your particular situation. The following discussion assumes that qualified contracts are purchased with proceeds from and/or contributions under retirement plans or programs that qualify for the intended special federal tax treatment.

Tax Deferral.  Under federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified plan (as described in this prospectus), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the qualified plan itself. Annuities do provide other features and benefits (such as the guaranteed death benefit or the option of lifetime income phase options at established rates) that may be valuable to you. You should discuss your alternatives with a qualified financial representative taking into account the additional fees and expenses you may incur in an annuity.

Contributions

In order to be excludable from gross income for federal income tax purposes, total annual contributions to certain qualified plans and programs are limited by the Tax Code. We provide general information on these requirements for certain plans and programs above. You should consult with a tax and/or legal adviser in connection with contributions to a qualified contract.

Distributions - General

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from a contract including withdrawals, income phase payments (i.e., annuity), rollovers, exchanges and death benefit proceeds. We report the gross and taxable portions of all distributions to the IRS.

IRAs.  All distributions from an IRA are taxed as received unless either one of the following is true:

•      The distribution is directly transferred to another IRA or to a plan eligible to receive rollovers as permitted under the Tax Code; or

•      You made after-tax contributions to the IRA.  In this case, the distribution will be taxed according to rules detailed in the Tax Code.

10% Additional Tax.  The Tax Code imposes a 10% additional tax on the taxable portion of any distribution from a contract used with an IRA or Roth IRA unless certain exceptions, including one or more of the following, have occurred:

•      You have attained age 59½;

•      You have become disabled, as defined in the Tax Code;

•      You have died and the distribution is to your beneficiary;

•      You have separated from service with the plan sponsor at or after age 55;

•      The distribution amount is rolled over into another eligible retirement plan or to a traditional or Roth IRA in accordance with the terms of the Tax Code;

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•      You have separated from service with the plan sponsor and the distribution amount is made in substantially equal periodic payments (at least annually) over your life or the life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;

•      The distribution is paid directly to the government in accordance with an IRS levy;

•      The withdrawal amount is paid to an alternate payee under a Qualified Domestic Relations Order (“QDRO”); or

•      The distribution is a qualified reservist distribution as defined under the Tax Code.

In addition, the 10% additional tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you during the taxable year that qualify for deduction as specified in the Tax Code.  The Tax Code may provide other exceptions or impose other additional taxes in other circumstances.

Qualified Distributions - Roth IRA.  A partial or full distribution of purchase payments to a Roth IRA account and earnings credited on those purchase payments will be excludable from income if it is a qualified distribution. A “qualified distribution” from a Roth IRA account is defined as a distribution that meets the following two requirements:

•      The distribution occurs after the five-year taxable period measured from the earlier of:

>     The first taxable year you made a designated Roth contribution to any designated Roth account established for you under the same applicable retirement plan as defined in Tax Code Section 402A;

>     If a rollover contribution was made from a designated Roth account previously established for you under another applicable retirement plan, the first taxable year for which you made a designated Roth contribution to such previously established account;

>     The first taxable year in which you made an in-plan Roth rollover of non-Roth amounts under the same plan; AND

•      The distribution occurs after you attain age 59½, die with payment being made to your beneficiary, or become disabled as defined in the Tax Code.

A distribution from a Roth account that is not a qualified distribution is includible in gross income under the Tax Code in proportion to your investment in the contract (basis) and earnings on the contract.

Lifetime Required Minimum Distributions (IRAs)

To avoid certain tax penalties, you and any designated beneficiary must also satisfy the required minimum distribution rules set forth in the Tax Code. These rules dictate the following:

•      Start date for distributions;

•      The time period in which all amounts in your contract(s) must be distributed; and

•      Distribution amounts.

Start Date. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70½.

Time Period. We must pay out distributions from the contract over a period not extending beyond one of the following time periods:

•      Over your life or the joint lives of you and your designated beneficiary; or

•      Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each required minimum distribution must be calculated in accordance with Tax Code Section 401(a)(9). The entire interest in the account includes the amount of any outstanding rollover, transfer, recharacterization, if applicable, and the actuarial present value of other benefits provided under the account, such as guaranteed death benefits.

50% Excise Tax. If you fail to receive the required minimum distribution for any tax year, a 50% excise tax may be imposed on the required amount that was not distributed.

Lifetime required minimum distributions are not applicable to Roth IRAs during your lifetime. Further information regarding required minimum distributions may be found in your contract or certificate.

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Required Distributions upon Death (IRAs and Roth IRAs)

Different distribution requirements apply after your death, depending upon if you have begun receiving required minimum distributions. Further information regarding required distributions upon death may be found in your contract or certificate.

If your death occurs on or after the date you begin receiving minimum distributions under the contract, distributions generally must be made at least as rapidly as under the method in effect at the time of your death. Tax Code Section 401(a)(9) provides specific rules for calculating the minimum required distributions after your death.

If your death occurs before the date you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2015, your entire balance must be distributed to the designated beneficiary by December 31, 2020. However, if distributions begin by December 31 of the calendar year following the calendar year of your death, then payments may be made within one of the following timeframes:

•      Over the life of the designated beneficiary; or

•      Over a period not extending beyond the life expectancy of the designated beneficiary.

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

•      December 31 of the calendar year following the calendar year of your death; or

•      December 31 of the calendar year in which you would have attained age 70½.

No Designated Beneficiary. If there is no designated beneficiary, the entire interest generally must be distributed by the end of the calendar year containing the fifth anniversary of the contract holder’s death.

Special Rule for IRA Spousal Beneficiaries (IRAs and Roth IRAs). In lieu of taking a distribution under these rules, if the sole designated beneficiary is the contract owner’s surviving spouse, the spousal beneficiary may elect to treat the contract as his or her own IRA and defer taking a distribution until his or her own start date. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the contract or fails to take a distribution within the required time period.

Withholding

Any taxable distributions under the contract are generally subject to withholding. Federal income tax withholding rates vary according to the type of distribution and the recipient’s tax status.

IRAs and Roth IRAs.  Generally, you or, if applicable, a designated beneficiary may elect not to have tax withheld from distributions.

Non-Resident Aliens. If you or your designated beneficiary is a non-resident alien, withholding will generally be 30% based on the individual’s citizenship, the country of domicile and treaty status and we may require additional documentation prior to processing any requested distribution.

Assignment and Other Transfers

IRAs and Roth IRAs. The Tax Code does not allow a transfer or assignment of your rights under these contracts except in limited circumstances.  Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce. Anyone contemplating such an assignment or transfer should contact a tax and/or legal adviser regarding the potential tax effects of such a transaction.

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Same-Sex Marriages

Before June 26, 2013, pursuant to Section 3 of the federal Defense of Marriage Act (“DOMA”), same-sex marriages were not recognized for purposes of federal law. On that date the U.S. Supreme Court held in United States v. Windsor that Section 3 of DOMA is unconstitutional.  While valid same-sex marriages are now recognized under federal law and the favorable income-deferral options afforded by federal tax law to an opposite-sex spouse under Tax Code Sections 72(s) and 401(a)(9) are now available to same-sex spouses, there are still unanswered questions regarding the scope and impact of the Windsor decision at a state tax level.  Consequently, if you are married to a same-sex spouse you should contact a tax and/or legal adviser regarding spousal rights and benefits under the contract described in the Contract Prospectus and your particular tax situation.

Possible Changes in Taxation

Although the likelihood of changes in tax legislation, regulation, rulings and other interpretation thereof is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation or other means. It is also possible that any change could be retroactive (i.e., effective before the date of the change). You should consult a tax and/or legal adviser with respect to legislative developments and their effect on the contract.

Taxation of the Company

We are taxed as a life insurance company under the Tax Code. The separate account is not a separate entity from us. Therefore, it is not taxed separately as a “regulated investment company” but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation thereof may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your contract value invested in the subaccounts.

Contract Distribution

General. The Company’s subsidiary, Voya Financial Partners, LLC serves as the principal underwriter for the contracts. Voya Financial Partners, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. Voya Financial Partners, LLC is also a member of (“FINRA”) and the Securities Investor Protection Corporation (“SIPC”). Voya Financial Partners, LLC’s principal office is located at One Orange Way, Windsor, Connecticut 06095-4774.

We sell the contracts through licensed insurance agents who are registered representatives of broker-dealers that have entered into selling agreements with Voya Financial Partners, LLC. We refer to these broker-dealers as “distributors.” The following distributors are affiliated with Company and have entered into selling agreements with Voya Financial Partners, LLC for the sale of our variable annuity contracts:

•      Voya Financial Advisors, Inc.                                             •      Systematized Benefits Administrators, Inc.

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Registered representatives of distributors who solicit sales of the contracts typically receive a portion of the compensation paid to the distributor in the form of commissions or other compensation, depending upon the agreement between the distributor and the registered representative.  This compensation, as well as other incentives or payments, is not paid directly by contract owners or the separate account, but instead is paid by us through Voya Financial Partners, LLC.  We intend to recoup this compensation and other sales expenses paid to distributors through fees and charges imposed under the contracts.

Compensation Arrangements. Registered representatives who offer and sell the contracts may be paid a commission. The commissions paid range up to 7.0% of all amounts contributed to a contract.  The Company may also pay asset-based service fees ranging up to 0.50%.

Individual registered representatives may receive all or a portion of compensation paid to their distributor, depending upon the firm’s practices.  Commissions and annual payments, when combined, could exceed 7.0% of total purchase payments.  To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, we may also pay or allow other promotional incentives or payments in the form of cash payments or other compensation to distributors, which may require the registered representative to attain a certain threshold of sales of Company products. These other promotional incentives or payments may not be offered to all distributors, and may be limited only to Voya Financial Advisors, Inc. and other distributors affiliated with the Company.

We may also enter into special compensation arrangements with certain distributors based on those firms’ aggregate or anticipated sales of the contracts or other criteria. These arrangements may include commission specials, in which additional commissions may be paid in connection with purchase payments received for a limited time period, within the maximum commission rate noted above.  These special compensation arrangements will not be offered to all distributors, and the terms of such arrangements may differ among distributors based on various factors. These special compensation arrangements may also be limited only to Voya Financial Advisors, Inc. and other distributors affiliated with the Company. Any such compensation payable to a distributor will not result in any additional direct charge to you by us.

Some personnel may receive various types of non-cash compensation as special sales incentives, including trips, and we may also pay for some personnel to attend educational and/or business seminars. Any such compensation will be paid in accordance with SEC and FINRA rules. Employees of the Company or its affiliates (including wholesaling employees) may receive more compensation when funds advised by the Company or its affiliates (“affiliated funds”) are selected by a contract holder than when unaffiliated funds are selected.  Additionally, management personnel of the Company, and of its affiliated broker-dealers, may receive additional compensation if the overall amount of investments in funds advised by the Company or its affiliates meets certain target levels or increases over time.  Compensation for certain management personnel, including sales management personnel, may be enhanced if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time. Certain management personnel may also receive compensation that is a specific percentage of the commissions paid to distributors or of purchase payments received under the contracts.

In addition to direct cash compensation for sales of contracts described above, through Voya Financial Partners, LLC, we may also pay distributors additional compensation or reimbursement of expenses for their efforts in selling contracts to you and other customers.  These amounts may include:

•      Marketing/distribution allowances that may be based on the percentages of purchase payments received, the aggregate commissions paid and/or the aggregate assets held in relation to certain types of designated insurance products issued by the Company and/or its affiliates during the year;

•      Loans or advances of commissions in anticipation of future receipt of purchase payments (a form of lending to registered representatives).  These loans may have advantageous terms, such as reduction or elimination of the interest charged on the loan and/or forgiveness of the principal amount of the loan, which may be conditioned on sales;

•      Education and training allowances to facilitate our attendance at certain educational and training meetings to provide information and training about our products.  We also hold training programs from time to time at our own expense;

•      Sponsorship payments or reimbursements for distributors to use in sales contests and/or meetings for their registered representatives who sell our products. We do not hold contests based solely on sales of this product;

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•      Certain overrides and other benefits that may include cash compensation based on the amount of earned commissions, representative recruiting or other activities that promote the sale of contracts; and

•      Additional cash or noncash compensation and reimbursements permissible under existing law. This may include, but is not limited to, cash incentives, merchandise, trips, occasional entertainment, meals and tickets to sporting events, client appreciation events, business and educational enhancement items, payment for travel expenses (including meals and lodging) to pre-approved training and education seminars, and payment for advertising and sales campaigns.

We pay dealer concessions, wholesaling fees, overrides, bonuses, other allowances and benefits and the costs of all other incentives or training programs from our resources, which include the fees and charges imposed under the contracts.

The following is a list of the top 25 distributors that, during 2014, received the most compensation, in the aggregate, from us in connection with the sale of registered variable annuity contracts issued by the Company, ranked by total dollars received:

• Voya Financial Advisors, Inc.

• Signator Financial Services, Inc.

• LPL Financial Corporation

• Morgan Stanley Smith Barney LLC

• American Portfolios Financial Services, Inc.

• Cetera Financial Group

• Financial Telesis Inc./Jhw Financial Services Inc.

• Lincoln Financial Advisors Corporation

• NFP Advisor Services, LLC

• PlanMember Securities Corporation

• Securities America, Inc.

• Royal Alliance Associates, Inc.

• MetLife Securities, Inc.

• Primerica Financial Services, Inc.

• NIA Securities, L.L.C.

• GWN Securities, Inc.

• Cadaret, Grant & Co., Inc.

• TFS Securities, Inc.

• NYLIFE Securities LLC

• Woodbury Financial Services, Inc.

• National Planning Corporation

• Ameriprise Financial Services, Inc.

• Northwestern Mutual Investment Services, LLC

• First Allied Securities, Inc.

• Edward D. Jones & Co., L.P.

This is a general discussion of the types and levels of compensation paid by us for the sale of our variable annuity contracts.  It is important for you to know that the payment of volume or sales-based compensation to a distributor or registered representative may provide that registered representative a financial incentive to promote our contracts and/or services over those of another Company, and may also provide a financial incentive to promote one of our contracts over another.

The names of the distributor and the registered representative responsible for your account are stated in your application materials.

Other Topics

Anti-Money Laundering

In order to protect against the possible misuse of our products in money laundering or terrorist financing, we have adopted an anti-money laundering program satisfying the requirements of the USA PATRIOT Act and other current anti-money laundering laws. Among other things, this program requires us, our agents and customers to comply with certain procedures and standards that will allow us to verify the identity of the sponsoring organization and that contributions and loan repayments are not derived from improper sources.

Under our anti-money laundering program, we may require customers, and/or beneficiaries to provide sufficient evidence of identification, and we reserve the right to verify any information provided to us by accessing information databases maintained internally or by outside firms.

PRO.75988-15 38

We may also refuse to accept certain forms of payments or loan repayments (traveler’s cheques, cashier's checks, bank drafts, bank checks and treasurer's checks, for example) or restrict the amount of certain forms of payments or loan repayments (money orders totaling more than $5,000, for example). In addition, we may require information as to why a particular form of payment was used (third party checks, for example) and the source of the funds of such payment in order to determine whether or not we will accept it. Use of an unacceptable form of payment may result in us returning the payment to you.

Applicable laws designed to prevent terrorist financing and money laundering might, in certain circumstances, require us to block certain transactions until authorization is received from the appropriate regulator. We may also be required to provide additional information about you and your policy to government regulators.

Our anti-money laundering program is subject to change without notice to take account of changes in applicable laws or regulations and our ongoing assessment of our exposure to illegal activity.

Payment Delay or Suspension

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

•      On any valuation date when the NYSE is closed (except customary holidays or weekends or when trading on the NYSE is restricted);

•      When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to determine the value of the subaccount’s assets; and

•      During any other periods the SEC permits for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Payment of benefits or values may also be delayed or suspended as required by court order or other regulatory proceeding.

Performance Reporting

We may advertise different types of historical performance for the subaccounts including:

•      Standardized average annual total returns; and

•      Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent month-end, one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained. Standardized average annual total returns reflect deduction of all recurring charges during each period (i.e., maintenance fees (if any), mortality and expense risk charges, administrative expense charges (if any), and any applicable early withdrawal charges).

Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund’s inception date, if that date is earlier than the one we use for standardized returns.

PRO.75988-15 39

Contract Modification

We may modify the contract when we deem an amendment appropriate by providing you written notice 30 days before the effective date of the change. The most likely reason for a change to the contract would be to ensure compliance with applicable law. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Involuntary Terminations

1992 and 1994 Contracts: Following the completion of two contract years in which no purchase payments have been made, the Company reserves the right to pay the contract’s current account value to you if that value is less than $1,500, provided the Company gives you 90 days written notice. Such value paid may not utilize the reinvestment privilege. The full value payable to you will not be reduced by any early withdrawal charge, and amounts withdrawn from the Guaranteed Interest Account, if applicable, will not receive a reduced rate of interest. Amounts withdrawn from the Guaranteed Interest Account will receive a guaranteed effective annual yield to the date of contract termination as if the amounts had remained in the Guaranteed Interest Account until the end of a guaranteed term, see “Appendix I.” This provision does not apply if you have initiated income phase payments.

2004 Contracts: Subject to state regulatory approval, following the completion of three contract years in which no purchase payments have been made, the Company reserves the right to pay the contract’s current account value to you if that value is less than $2,000, provided the Company gives you 90 days written notice. Such value paid may not utilize the reinvestment privilege. The full value payable to you will not be reduced by any early withdrawal charge. Amounts withdrawn from the Guaranteed Accumulation Account will receive the greater of: (a) the aggregate MVA amount from all guaranteed terms prior to the end of those terms; or (b) the applicable portion of your account value in the Guaranteed Accumulation Account. This provision does not apply if you have initiated income phase payments.

Legal Proceedings

We are not aware of any pending legal proceedings that are likely to have a material adverse effect upon the Company’s ability to meet its obligations under the contract, Voya Financial Partners, LLC’s ability to distribute the contract or upon the separate account.

•        Litigation.  Notwithstanding the foregoing, the Company and/or Voya Financial Partners, LLC, is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Certain claims are asserted as class actions. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim oftentimes bears little relevance to the merits or potential value of a claim.

•        Regulatory Matters.  As with other financial services companies, the Company and its affiliates, including Voya Financial Partners, LLC, periodically receive informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the Company or subject the Company to settlement payments, fines, penalties and other financial consequences, as well as changes to the Company’s policies and procedures.

The outcome of a litigation or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment. It is not possible to predict the ultimate outcome for all pending litigation and regulatory matters and given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

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Contents of the Statement of Additional Information

The SAI contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

• General Information and History	2
• Variable Annuity Account C	2
• Offering and Purchase of Contracts	3
• Income Phase Payments	3
• Sales Material and Advertising	4
• Experts	5
• Financial Statements of the Separate Account	S-1
• Consolidated Financial Statements of Voya Retirement Insurance and Annuity Company	C-1

You may request an SAI by calling the Company at the number listed in “Contract Overview - Questions: Contacting the Company.”

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Appendix I Guaranteed Interest Account (Offered under 1992 and 1994 contracts only, subject to regulatory approval)

The Guaranteed Interest Account (“GIA”) is an investment option available during the accumulation phase. Amounts allocated to GIA are held in a nonunitized separate account of the Company, as described below.

General Disclosure. Interests in GIA have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding GIA, may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of such statements. Disclosure in this appendix regarding GIA has not been reviewed by the SEC.

Overview. Amounts that you invest in GIA will earn a guaranteed interest rate if amounts are left in GIA for the specified period of time. Interest is credited daily at a rate that will provide the guaranteed effective yield by the end of the stated period of time. If amounts are withdrawn or transferred before the end of a stated period of time (except if pursuant to the Company’s termination of the contract, see “Other Topics - Involuntary Terminations”), we will pay a reduced rate of interest, but never less than the minimum stated in the contract.

During a stated period, you may apply all or a portion of your account value to any or all available guaranteed terms within the short-term and long-term classifications.

• Short-Term Classification - Three years or less • Long-Term Classification - Ten years or less, but greater than three years

As a guaranteed term matures, assets accumulating under GIA may be (a) transferred to a new guaranteed term, (b) transferred to the other available investment options, or (c) withdrawn. Amounts withdrawn may be subject to an early withdrawal charge and/or tax liabilities.

Allocations to a Nonunitized Separate Account of the Company. Amounts allocated to both long-term and short-term classifications of GIA will be deposited in a nonunitized separate account. To the extent provided in the contract, the assets of the separate account are not chargeable with liabilities resulting from any other business of the Company. Income, gains and losses of the separate account are credited to or charged against the separate account without regard to other income, gains or losses of the Company.

Mortality and Expense Risk Charge. We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited interest rate.

Transfers. Transfers are permitted from guaranteed terms of one classification to available guaranteed terms of another classification. We will apply a reduced rate of interest to amounts transferred prior to the end of a guaranteed term. Transfers of GIA values due to a maturity are not subject to a reduced rate of interest.

Income Phase. By notifying us at least 30 days before income phase payments begin, you may elect to have amounts that have been accumulating under GIA transferred to one or more of the subaccounts currently available during the income phase to provide variable income phase payments. GIA cannot be used as an investment option during the income phase.

Reinvestment Privilege. Any amounts reinvested in GIA will be applied to the current deposit period. Amounts are proportionately reinvested to the classifications in the same manner as they were allocated before the withdrawal.

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Appendix II Fixed Account

General Disclosure.

•      The Fixed Account is an investment option available during the accumulation phase under the contracts.

•      Amounts allocated to the Fixed Account are held in the Company’s general account, which supports insurance and annuity obligations.

•      Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended.

•      Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.

•      Disclosure in this appendix regarding the Fixed Account has not been reviewed by the SEC.

•      Additional information about this option may be found in the contract.

Interest Rates.

•      The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company.

•      Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

Withdrawals. Under certain emergency conditions, we may defer payment of any withdrawal for up to six months or as provided by applicable federal or state law. Additionally, if allowed by state law, we may pay withdrawals in equal payments with interest, over a period not to exceed 60 months when:

•      The Fixed Account withdrawal value exceeds $100,000 ($250,000 for 1992 contracts); or

•      The sum of the current Fixed Account withdrawal and total of all Fixed Account withdrawals within the past 12 calendar months exceeds 20% of the amount in the Fixed Account on the day before the current withdrawal.

During the payment period, the interest rate credited to amounts held in the Fixed Account will be determined in the manner set forth in the contract. In no event will the interest rate be less than the guaranteed minimum stated in the contract.

Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See “Fees.”

Transfers. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account. Under certain contracts, the 10% minimum is assessed on the account value as of January 1 of a calendar year.

Additionally, your account value remaining in the Fixed Account may be transferred in its entirety to any other investment option if one of the following applies:

•      Your account value in the Fixed Account is $2,000 or less; or

•      You transferred the maximum amount allowed from the Fixed Account in the last four consecutive calendar years and no additional payments have been allocated to the Fixed Account during that same time period.

Income Phase. By notifying us at least 30 days before income phase payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments. The Fixed Account is not available as an investment option during the income phase.

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Appendix III Guaranteed Accumulation Account ( For contracts issued on or after April 1, 2004, subject to regulatory approval of the contract)

The Guaranteed Accumulation Account is a fixed interest option that may be available during the accumulation phase under the contracts. Amounts allocated to the Guaranteed Accumulation Account will be deposited in a nonunitized separate account established by the Company. This appendix is only a summary of certain facts pertaining to the Guaranteed Accumulation Account. Review the Guaranteed Accumulation Account prospectus before investing in this option. You may obtain a Guaranteed Accumulation Account prospectus by writing or calling us at the address and phone number listed in “Contract Overview - Questions: Contacting the Company.”

The Guaranteed Accumulation Account is not available in the states of Maryland and Washington.

General Disclosure. Amounts that you invest in the Guaranteed Accumulation Account will earn a guaranteed interest rate if amounts are left in the Guaranteed Accumulation Account for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a market value adjustment, which may be positive or negative.

When you decide to invest money in the Guaranteed Accumulation Account, you will want to contact your sales representative or our Home Office to learn:

•      The interest rate we will apply to the amounts that you invest in the Guaranteed Accumulation Account. We change this rate periodically, so be certain that you know what rate we guarantee on the day your account dollars are invested into the Guaranteed Accumulation Account.

•      The period of time your account dollars need to remain in the Guaranteed Accumulation Account in order to earn that rate. You are required to leave your account dollars in the Guaranteed Accumulation Account for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

Deposit Periods. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. To have a particular interest rate and guaranteed term apply to your account dollars, you must invest them during the deposit period for which that rate and term are offered.

Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in the Guaranteed Accumulation Account. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year’s interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.

Our guaranteed interest rates are influenced by, but do not necessarily correspond with interest rates available on fixed income investments we may buy using deposits directed to the Guaranteed Accumulation Account. We consider other factors when determining guaranteed interest rates including regulatory and tax requirements, sales commissions and administrative expenses borne by the Company, general economic trends and competitive factors. We make the final determination regarding guaranteed interest rates. We cannot predict the level of future guaranteed interest rates.

Fees and Other Deductions. If all or a portion of your account value in the Guaranteed Accumulation Account is withdrawn, you may incur the following:

•      Market Value Adjustment (MVA) - as described in this appendix and in the Guaranteed Accumulation Account prospectus;

•      Tax Penalties and/or Tax Withholding. See “FEDERAL Tax Considerations;”

•      Early Withdrawal Charge. See “Fees;” or

•      Maintenance Fee. See “Fees.”

We do not make deductions from amounts in the Guaranteed Accumulation Account to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

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Market Value Adjustment (MVA). If you withdraw or transfer your account value from the Guaranteed Accumulation Account before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative.

•      If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Accumulation Account.

•      If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in the Guaranteed Accumulation Account in order to earn the guaranteed interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your sales representative or our Home Office to learn the details about the guaranteed term(s) currently being offered. In general we offer the following guaranteed terms:

•      Short Term - three years or fewer; and

•      Long Term - 10 years or less, but greater than three years.

At the end of a guaranteed term you may:

•      Transfer dollars to a new guaranteed term;

•      Transfer dollars to other available investment options; or

•      Withdraw dollars.

Deductions may apply to withdrawals. See “Fees and Other Deductions” in this appendix.

Transfers. Generally, account dollars invested in the Guaranteed Accumulation Account may be transferred among guaranteed terms offered through the Guaranteed Accumulation Account, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Accumulation Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

The Income Phase. The Guaranteed Accumulation Account can not be used as an investment option during the income phase, however, by making a request in good order to our Home Office at least 30 days in advance, you may elect to transfer your Guaranteed Accumulation Account dollars to any of the subaccounts available during the income phase.

Reinvestment Privilege. If amounts are withdrawn from the Guaranteed Accumulation Account and then reinvested in the Guaranteed Accumulation Account, we will apply the reinvested amount to the current deposit period. This means that the guaranteed annual interest rate and guaranteed terms available on the date of reinvestment will apply. Amounts will be reinvested proportionately in the same way as they were allocated before withdrawal. Your account value will not be credited for any negative MVA that was deducted at the time of withdrawal and any taxes that were withheld may also not be refunded, unless required by law.

The Company has filed a registration statement (including a prospectus) with the SEC for the offering to which this appendix relates. Before you invest, you should read the prospectus in that registration statement and other documents the Company has filed with the SEC for more complete information about the Company and this offering. You may get these documents for free by visiting EDGAR on the SEC Web site at http://www.sec.gov. Alternatively, the Company will arrange to send you the prospectus if you request it by contacting us at the address and telephone number listed in “CONTRACT OVERVIEW – Questions:  Contacting the Company.” The number assigned to the registration statement for this offering is 333-200435.

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Appendix IV FUND DescriptionS

List of Fund Name Changes

New Fund Name	Former Fund Name
AB VPS Growth and Income Portfolio	AllianceBernstein VPS Growth and Income Portfolio

The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectuses for additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the FDIC or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge at the address and telephone number listed in “Contract Overview – Questions: Contacting the Company,” by accessing the SEC’s web site or by contacting the SEC Public Reference Branch. If you received a summary prospectus for any of the funds available through your contract, you may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the email address shown on the front of the fund's summary prospectus.

Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund’s investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

For the variable share class of each fund offered through your contract, please see the cover page.

Fund Name Investment Adviser/Subadviser	Investment Objective(s)
AB VPS Growth and Income Portfolio Investment Adviser: AllianceBernstein, L.P.	Seeks long-term growth of capital.
Calvert VP SRI Balanced Portfolio Investment Adviser: Calvert Investment Management, Inc.

A non-diversified portfolio that seeks to achieve a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the investment criteria, including financial, sustainability and social responsibility factors.

Fidelity® VIP Contrafund® Portfolio Investment Adviser: Fidelity Management & Research Company Subadvisers: FMR Co., Inc. and other investment advisers	Seeks long-term capital appreciation.

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Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Fidelity® VIP Equity-Income Portfolio Investment Adviser: Fidelity Management & Research Company Subadvisers: FMR Co., Inc. and other investment advisers	Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the S&P 500® Index.
Fidelity® VIP Growth Portfolio Investment Adviser: Fidelity Management & Research Company Subadvisers: FMR Co., Inc. and other investment advisers	Seeks to achieve capital appreciation.
Fidelity® VIP Overseas Portfolio Investment Adviser: Fidelity Management & Research Company Subadvisers: FMR Co., Inc. and other investment advisers	Seeks long-term growth of capital.
Franklin Small Cap Value VIP Fund Investment Adviser: Franklin Advisory Services, LLC	Seeks long-term total return. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small capitalization companies.
Invesco V.I. American Franchise Fund Investment Adviser: Invesco Advisers, Inc.	Seeks capital growth.
Invesco V.I. Core Equity Fund Investment Adviser: Invesco Advisers, Inc.	Seeks long-term growth of capital.
Lord Abbett Series Fund Mid Cap Stock Portfolio Investment Adviser: Lord, Abbett & Co. LLC	Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.
Oppenheimer Main Street Small Cap Fund®/VA Investment Adviser: OppenheimerFunds, Inc.	The Fund seeks capital appreciation.
PIMCO Real Return Portfolio Investment Adviser: Pacific Investment Management Company LLC	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Pioneer High Yield VCT Portfolio Investment Adviser: Pioneer Investment Management, Inc.	Seeks maximize total return by investing in below-investment-grade debt securities and preferred securities.

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Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya Aggregate Bond Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co, Inc.	Seeks maximum total return, consistent with capital preservation and prudent investment management.
Voya Balanced Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks total return consisting of capital appreciation (both realized and unrealized) and current income; the secondary investment objective is long-term capital appreciation.
Voya Global Bond Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks to maximize total return through a combination of current income and capital appreciation.
Voya Global Value Advantage Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital growth and current income.
Voya Growth and Income Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return through investments in a diversified portfolio of common stock and securities convertible into common stocks. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya Index Plus LargeCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the S&P 500 Index, while maintaining a market level of risk.
Voya Index Plus MidCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the Standard and Poor’s MidCap 400 Index, while maintaining a market level of risk.
Voya Index Plus SmallCap Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to outperform the total return performance of the Standard and Poor’s SmallCap 600 Index, while maintaining a market level of risk.

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Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya Intermediate Bond Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC

Seeks to maximize total return consistent with reasonable risk. The Portfolio seeks its objective through investments in a diversified portfolio consisting primarily of debt securities. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

Voya International Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of a widely accepted international index.
Voya Large Cap Growth Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital growth.
Voya Large Cap Value Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term growth of capital and current income.
Voya MidCap Opportunities Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.

Voya Money Market Portfolio*

Investment Adviser: Voya Investments, LLC

Subadviser: Voya Investment Management Co. LLC

*There is no guarantee that the Voya Money Market Portfolio subaccount will have a positive or level return.

Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments while maintaining a stable share price of $1.00.

Voya Multi-Manager Large Cap Core Portfolio

Investment Adviser: Directed Services LLC

Subadviser: Columbia Management Investment Advisers, LLC and The London Company of Virginia d/b/a The London Company

Seeks reasonable income and capital growth.

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Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya RussellTM Large Cap Growth Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Growth Index.
Voya RussellTM Large Cap Value Index Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks investment results (before fees and expenses) that correspond to the total return (which includes capital appreciation and income) of the Russell Top 200® Value Index.
Voya Small Company Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks growth of capital primarily through investment in a diversified portfolio of common stocks of companies with smaller market capitalizations.
Voya SmallCap Opportunities Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks long-term capital appreciation.
Voya Solution 2015 Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2015. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Solution 2025 Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2025. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Solution 2035 Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2035. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

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Fund Name Investment Adviser/Subadviser	Investment Objective(s)
Voya Solution 2045 Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC

Until the day prior to its Target Date, the Portfolio seeks to provide total return consistent with an asset allocation targeted at retirement in approximately 2045. On the Target Date, the Portfolio’s investment objective will be to seek to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.

Voya Solution Income Portfolio Investment Adviser: Directed Services LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide a combination of total return and stability of principal consistent with an asset allocation targeted to retirement.
Voya Strategic Allocation Conservative Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide total return (i.e., income and capital growth, both realized and unrealized) consistent with preservation of capital.
Voya Strategic Allocation Growth Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide capital appreciation.
Voya Strategic Allocation Moderate Portfolio Investment Adviser: Voya Investments, LLC Subadviser: Voya Investment Management Co. LLC	Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized).
VY® American Century Small-Mid Cap Value Portfolio Investment Adviser: Directed Services LLC Subadviser: American Century Investment Management, Inc.	Seeks long-term capital growth. Income is a secondary objective.
VY® Baron Growth Portfolio Investment Adviser: Directed Services LLC Subadviser: BAMCO, Inc.	Seeks capital appreciation.
VY® Clarion Global Real Estate Portfolio Investment Adviser: Voya Investments, LLC Subadviser: CBRE Clarion Securities LLC	Seeks high total return, consisting of capital appreciation and current income.

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Fund Name Investment Adviser/Subadviser	Investment Objective(s)
VY® Columbia Contrarian Core Portfolio Investment Adviser: Directed Services LLC Subadviser: Columbia Management Investment Advisors, LLC	Seeks total return, consisting of long-term capital appreciation and current income.
VY® Invesco Comstock Portfolio Investment Adviser: Directed Services LLC Subadviser: Invesco Advisers, Inc.	Seeks capital growth and income.
VY® Invesco Equity and Income Portfolio Investment Adviser: Directed Services LLC Subadviser: Invesco Advisers, Inc.	Seeks total return, consisting of long-term capital appreciation and current income.
VY® JPMorgan Mid Cap Value Portfolio Investment Adviser: Directed Services LLC Subadviser: J.P. Morgan Investment Management Inc.	Seeks growth from capital appreciation.
VY® Oppenheimer Global Portfolio Investment Adviser: Directed Services LLC Subadviser: OppenheimerFunds, Inc.	Seeks capital appreciation.
VY® Pioneer High Yield Portfolio Investment Adviser: Directed Services LLC Subadviser: Pioneer Investment Management, Inc.	Seeks to maximize total return through income and capital appreciation.
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio Investment Adviser: Directed Services LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term capital appreciation.
VY® T. Rowe Price Equity Income Portfolio Investment Adviser: Directed Services LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks a high level of dividend income as well as long-term growth of capital through investments in stocks.

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Fund Name Investment Adviser/Subadviser	Investment Objective(s)
VY® T. Rowe Price Growth Equity Portfolio Investment Adviser: Directed Services LLC Subadviser: T. Rowe Price Associates, Inc.	Seeks long-term growth through investments in stocks.
VY® Templeton Foreign Equity Portfolio Investment Adviser: Directed Services LLC Subadviser: Templeton Investment Counsel, LLC	Seeks long-term capital growth.
Wanger Select Investment Adviser: Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.
Wanger USA Investment Adviser: Columbia Wanger Asset Management, LLC	Seeks long-term capital appreciation.

PRO.75988-15 53

APPENDIX V
CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2014, the following table gives (1) the accumulation unit value ("AUV") at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account C available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2014, the "Value at beginning of period" shown is the value at first date of investment. Fund name changes after December 31, 2014 are not reflected in the following information.

TABLE I

FOR CONTRACTS ISSUED AFTER MARCH 1994 WITH TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES OF 1.25%* (Selected data for accumulation units outstanding throughout each period)

*This table applies to all 1994 and 1992 internal rollover contracts issued on or after March 23, 1994 and all contracts not connected with an internal transfer (i.e., external rollovers or contracts established with at least a $1,000 annual purchase payment) issued on or after March 29, 1994.

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO
(CLASS A)
Value at beginning of period	$17.76	$13.33	$11.48	$10.93	$9.79	$8.20	$13.99	$13.48	$11.63	$11.23
Value at end of period	$19.21	$17.76	$13.33	$11.48	$10.93	$9.79	$8.20	$13.99	$13.48	$11.63
Number of accumulation units outstanding at end of period	9,663	14,459	12,307	23,795	24,674	25,204	20,173	21,490	28,042	15,586
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$15.52	$13.32	$12.20	$11.82	$10.67	$8.63	$12.72	$12.53	$11.67	$11.18
Value at end of period	$16.80	$15.52	$13.32	$12.20	$11.82	$10.67	$8.63	$12.72	$12.53	$11.67
Number of accumulation units outstanding at end of period	27,865	38,311	42,861	50,022	58,823	63,256	63,182	78,954	67,654	72,315
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$52.32	$40.35	$35.10	$36.46	$31.49	$23.50	$33.19	$35.65	$32.31	$27.98
Value at end of period	$57.84	$52.32	$40.35	$35.10	$36.46	$31.49	$23.50	$33.19	$35.65	$32.31
Number of accumulation units outstanding at end of period	203,124	282,740	340,957	422,375	496,918	538,064	593,820	958,445	887,780	984,595
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$40.39	$31.92	$27.55	$27.63	$24.30	$18.89	$33.36	$33.28	$28.03	$26.81
Value at end of period	$43.37	$40.39	$31.92	$27.55	$27.63	$24.30	$18.89	$33.36	$33.28	$28.03
Number of accumulation units outstanding at end of period	93,506	135,540	163,893	197,012	249,907	278,676	309,038	445,258	543,429	721,289
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$40.42	$30.02	$26.51	$26.79	$21.84	$17.24	$33.04	$26.36	$24.98	$23.90
Value at end of period	$44.43	$40.42	$30.02	$26.51	$26.79	$21.84	$17.24	$33.04	$26.36	$24.98
Number of accumulation units outstanding at end of period	95,605	125,115	158,611	197,485	254,807	309,061	369,712	446,283	556,961	756,575
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$23.85	$18.51	$15.53	$18.98	$16.99	$13.60	$24.50	$21.15	$18.13	$15.42
Value at end of period	$21.65	$23.85	$18.51	$15.53	$18.98	$16.99	$13.60	$24.50	$21.15	$18.13
Number of accumulation units outstanding at end of period	35,035	46,061	53,111	67,648	81,993	94,880	95,292	115,366	113,293	112,162
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$28.11	$20.89	$17.87	$18.80	$14.85	$11.64	$17.60	$18.25	$15.80	$14.71
Value at end of period	$27.92	$28.11	$20.89	$17.87	$18.80	$14.85	$11.64	$17.60	$18.25	$15.80
Number of accumulation units outstanding at end of period	35,240	64,545	75,875	92,163	108,930	107,114	112,832	158,588	169,779	195,469
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$49.71	$35.92	$37.16
Value at end of period	$53.24	$49.71	$35.92
Number of accumulation units outstanding at end of period	3,634	7,144	8,150
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$14.24	$11.16	$9.92	$10.05	$9.29	$7.33	$10.63	$9.96	$8.64	$8.31
Value at end of period	$15.21	$14.24	$11.16	$9.92	$10.05	$9.29	$7.33	$10.63	$9.96	$8.64
Number of accumulation units outstanding at end of period	16,195	22,675	34,866	48,093	61,889	84,001	96,278	120,761	142,529	111,339

CFI 1

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$18.92	$14.70	$13.00	$13.71	$11.07	$8.85	$14.78	$14.88	$13.43	$12.56
Value at end of period	$20.84	$18.92	$14.70	$13.00	$13.71	$11.07	$8.85	$14.78	$14.88	$13.43
Number of accumulation units outstanding at end of period	53,573	98,115	114,312	143,372	171,002	192,649	214,957	288,949	342,104	425,764
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
Value at beginning of period	$23.51	$16.88	$14.49	$15.00	$12.31	$9.09	$14.80	$15.17	$13.36	$12.30
Value at end of period	$25.99	$23.51	$16.88	$14.49	$15.00	$12.31	$9.09	$14.80	$15.17	$13.36
Number of accumulation units outstanding at end of period	10,876	15,416	13,965	14,854	16,141	17,519	16,323	17,687	17,539	6,651
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
Value at beginning of period	$13.91	$15.51	$14.45	$13.10	$12.27	$10.50	$11.43	$10.48	$10.52	$10.43
Value at end of period	$14.16	$13.91	$15.51	$14.45	$13.10	$12.27	$10.50	$11.43	$10.48	$10.52
Number of accumulation units outstanding at end of period	90,090	99,675	152,325	147,255	177,481	159,058	152,363	120,178	37,103	35,563
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
Value at beginning of period	$17.51	$15.83	$13.81	$14.22	$12.20	$7.70	$12.00	$11.54	$10.77	$10.70
Value at end of period	$17.31	$17.51	$15.83	$13.81	$14.22	$12.20	$7.70	$12.00	$11.54	$10.77
Number of accumulation units outstanding at end of period	14,487	17,431	22,700	28,047	33,367	30,403	30,427	36,546	30,232	14,488
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$15.56	$16.06	$15.07	$14.78	$13.92	$12.51	$12.69	$11.75	$11.44	$11.35
Value at end of period	$16.16	$15.56	$16.06	$15.07	$14.78	$13.92	$12.51	$12.69	$11.75	$11.44
Number of accumulation units outstanding at end of period	60,548	88,586	141,524	154,619	210,755	213,158	159,393	141,547	144,934	165,758
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$35.23	$30.57	$27.24	$27.95	$24.80	$21.06	$20.75	$28.45	$26.19	$25.44
Value at end of period	$36.96	$35.23	$30.57	$27.24	$27.95	$24.80	$21.06	$20.75	$28.45	$26.19
Number of accumulation units outstanding at end of period	484,415	563,770	642,569	732,105	861,258	962,054	1,052,479	1,978,099	1,638,938	2,044,814
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.65	$14.40	$13.51	$13.20	$11.53	$9.60	$11.51	$10.72	$10.01	$9.88
Value at end of period	$13.54	$13.65	$14.40	$13.51	$13.20	$11.53	$9.60	$11.51	$10.72	$10.01
Number of accumulation units outstanding at end of period	55,824	89,188	131,096	165,580	207,684	214,718	230,527	300,459	313,406	415,236
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$33.75	$26.15	$22.87	$23.22	$20.60	$16.02	$17.20	$24.52	$21.74	$20.36
Value at end of period	$36.90	$33.75	$26.15	$22.87	$23.22	$20.60	$16.02	$17.20	$24.52	$21.74
Number of accumulation units outstanding at end of period	1,849,585	2,100,010	2,271,041	2,556,515	2,878,412	3,148,271	3,507,351	6,387,560	5,131,358	6,315,277
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$28.16	$21.45	$18.98	$19.23	$17.09	$14.04	$22.65	$21.84	$19.30	$18.54
Value at end of period	$31.66	$28.16	$21.45	$18.98	$19.23	$17.09	$14.04	$22.65	$21.84	$19.30
Number of accumulation units outstanding at end of period	102,431	157,563	206,465	259,678	306,362	357,128	464,534	734,724	887,824	1,034,446
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$33.82	$25.45	$21.90	$22.43	$18.63	$14.32	$23.23	$22.30	$20.63	$18.79
Value at end of period	$36.60	$33.82	$25.45	$21.90	$22.43	$18.63	$14.32	$23.23	$22.30	$20.63
Number of accumulation units outstanding at end of period	76,209	110,131	138,645	176,725	230,315	248,891	282,101	351,703	419,127	473,559
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$24.47	$17.36	$15.64	$15.96	$13.15	$10.67	$16.26	$17.56	$15.62	$14.70
Value at end of period	$25.48	$24.47	$17.36	$15.64	$15.96	$13.15	$10.67	$16.26	$17.56	$15.62
Number of accumulation units outstanding at end of period	52,391	67,153	76,879	114,111	146,243	147,976	160,870	225,813	272,259	313,973
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$25.12	$25.47	$23.58	$22.20	$20.46	$18.57	$17.41	$19.63	$19.10	$18.75
Value at end of period	$26.47	$25.12	$25.47	$23.58	$22.20	$20.46	$18.57	$17.41	$19.63	$19.10
Number of accumulation units outstanding at end of period	290,172	368,229	437,159	486,840	557,328	610,080	703,103	1,041,449	993,778	1,189,674

CFI 2

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$16.58	$13.82	$11.79	$13.59	$12.76	$11.75
Value at end of period	$15.40	$16.58	$13.82	$11.79	$13.59	$12.76
Number of accumulation units outstanding at end of period	21,045	30,534	35,877	44,618	51,501	63,037
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$15.62	$13.05	$11.08	$13.20	$13.04	$10.38	$18.36	$16.39	$12.82	$11.87
Value at end of period	$14.67	$15.62	$13.05	$11.08	$13.20	$13.04	$10.38	$18.36	$16.39	$12.82
Number of accumulation units outstanding at end of period	70,938	100,579	121,662	137,962	159,945	183,611	201,857	274,248	281,413	281,628
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.53	$12.01	$10.30	$10.31
Value at end of period	$17.42	$15.53	$12.01	$10.30
Number of accumulation units outstanding at end of period	110,850	64,744	93,808	115,822
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.34	$9.55	$8.43	$8.25	$7.00	$6.29	$9.11	$9.34
Value at end of period	$13.42	$12.34	$9.55	$8.43	$8.25	$7.00	$6.29	$9.11
Number of accumulation units outstanding at end of period	183,886	361,037	369,725	481,503	169,416	177,039	208,365	386,352
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$23.70	$18.18	$16.12	$16.41	$12.75	$9.12	$14.81	$11.93	$11.21	$10.28
Value at end of period	$25.47	$23.70	$18.18	$16.12	$16.41	$12.75	$9.12	$14.81	$11.93	$11.21
Number of accumulation units outstanding at end of period	30,055	47,344	38,752	41,819	43,947	40,168	38,226	36,925	35,830	39,085
VOYA MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$14.58	$14.76	$14.94	$15.13	$15.28	$15.42	$13.60	$14.65	$14.14	$13.90
Value at end of period	$14.40	$14.58	$14.76	$14.94	$15.13	$15.28	$15.42	$13.60	$14.65	$14.14
Number of accumulation units outstanding at end of period	150,970	233,114	301,927	369,309	498,631	642,598	819,904	949,865	834,248	895,094
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2006)
Value at beginning of period	$13.62	$10.56	$9.67	$10.23	$8.92	$7.26	$11.23	$10.79	$9.50
Value at end of period	$15.51	$13.62	$10.56	$9.67	$10.23	$8.92	$7.26	$11.23	$10.79
Number of accumulation units outstanding at end of period	25,844	36,860	40,900	42,168	43,750	45,998	53,096	63,763	8,820
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$21.19	$16.25	$14.37	$13.96	$12.54	$10.70
Value at end of period	$23.66	$21.19	$16.25	$14.37	$13.96	$12.54
Number of accumulation units outstanding at end of period	7,289	8,069	6,308	9,308	7,426	3,779
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$19.40	$14.90	$12.98	$13.03	$11.85	$10.06
Value at end of period	$21.54	$19.40	$14.90	$12.98	$13.03	$11.85
Number of accumulation units outstanding at end of period	11,066	11,916	9,833	9,106	7,285	5,624
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$16.45	$11.98	$10.53	$10.57	$8.09	$6.25	$9.66	$8.89	$8.00	$7.42
Value at end of period	$17.16	$16.45	$11.98	$10.53	$10.57	$8.09	$6.25	$9.66	$8.89	$8.00
Number of accumulation units outstanding at end of period	29,463	38,784	41,205	44,785	42,299	37,868	33,604	43,773	49,367	61,038
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$45.48	$33.43	$29.56	$30.69	$24.99	$19.83	$29.13	$27.86	$24.15	$22.17
Value at end of period	$47.85	$45.48	$33.43	$29.56	$30.69	$24.99	$19.83	$29.13	$27.86	$24.15
Number of accumulation units outstanding at end of period	28,875	43,255	54,488	70,568	93,255	106,861	127,455	184,024	226,734	257,388

CFI 3

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA SOLUTION 2015 PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2005)
Value at beginning of period	$13.45	$12.49	$11.34	$11.57	$10.53	$8.72	$12.07	$11.68	$10.68	$10.10
Value at end of period	$14.05	$13.45	$12.49	$11.34	$11.57	$10.53	$8.72	$12.07	$11.68	$10.68
Number of accumulation units outstanding at end of period	49,991	60,690	117,922	135,315	148,164	147,000	101,928	119,444	63,729	19,643
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2005)
Value at beginning of period	$14.07	$12.25	$10.93	$11.43	$10.17	$8.19	$12.53	$12.13	$10.91	$10.39
Value at end of period	$14.67	$14.07	$12.25	$10.93	$11.43	$10.17	$8.19	$12.53	$12.13	$10.91
Number of accumulation units outstanding at end of period	94,916	118,633	132,518	130,512	118,932	104,636	94,699	96,780	46,779	12,017
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2005)
Value at beginning of period	$14.73	$12.39	$10.90	$11.57	$10.23	$8.07	$12.97	$12.47	$11.07	$10.47
Value at end of period	$15.37	$14.73	$12.39	$10.90	$11.57	$10.23	$8.07	$12.97	$12.47	$11.07
Number of accumulation units outstanding at end of period	51,838	66,375	81,789	82,886	84,650	90,548	61,690	48,485	5,620	82
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2005)
Value at beginning of period	$15.10	$12.38	$10.86	$11.59	$10.19	$7.95	$13.38	$12.81	$11.27	$10.60
Value at end of period	$15.82	$15.10	$12.38	$10.86	$11.59	$10.19	$7.95	$13.38	$12.81	$11.27
Number of accumulation units outstanding at end of period	54,355	53,110	52,201	57,105	57,417	43,818	31,958	32,509	17,139	826
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.29	$12.58	$11.60	$11.71	$10.81	$9.34	$11.35	$10.92	$10.30	$10.17
Value at end of period	$13.88	$13.29	$12.58	$11.60	$11.71	$10.81	$9.34	$11.35	$10.92	$10.30
Number of accumulation units outstanding at end of period	35,167	42,337	52,824	56,910	74,367	72,886	83,879	82,717	41,195	4,501
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$23.30	$21.05	$18.97	$18.87	$17.21	$14.78	$19.58	$18.74	$17.51	$17.08
Value at end of period	$24.53	$23.30	$21.05	$18.97	$18.87	$17.21	$14.78	$19.58	$18.74	$17.51
Number of accumulation units outstanding at end of period	15,918	20,866	20,966	24,154	36,538	43,030	41,204	68,736	73,885	113,846
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$25.53	$21.12	$18.60	$19.40	$17.38	$14.05	$19.02	$21.45	$19.19	$18.29
Value at end of period	$26.87	$25.53	$21.12	$18.60	$19.40	$17.38	$14.05	$19.02	$21.45	$19.19
Number of accumulation units outstanding at end of period	35,782	37,550	54,734	56,232	61,445	68,407	78,270	131,378	166,555	212,377
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$24.14	$20.97	$18.69	$19.03	$17.20	$14.30	$20.82	$19.99	$18.21	$17.61
Value at end of period	$25.44	$24.14	$20.97	$18.69	$19.03	$17.20	$14.30	$20.82	$19.99	$18.21
Number of accumulation units outstanding at end of period	28,251	29,861	37,305	45,221	61,831	61,258	67,904	117,612	145,255	186,601
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
Value at beginning of period	$25.19	$19.42	$16.90	$17.67	$14.67	$10.94	$15.09	$15.74	$13.80	$12.96
Value at end of period	$27.98	$25.19	$19.42	$16.90	$17.67	$14.67	$10.94	$15.09	$15.74	$13.80
Number of accumulation units outstanding at end of period	13,723	16,946	20,980	26,539	27,189	23,363	20,234	28,857	43,778	57,475
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$28.96	$21.12	$17.87	$17.70	$14.17	$10.61	$18.29	$17.46	$15.34	$14.47
Value at end of period	$29.84	$28.96	$21.12	$17.87	$17.70	$14.17	$10.61	$18.29	$17.46	$15.34
Number of accumulation units outstanding at end of period	40,218	62,138	72,406	82,602	94,802	102,106	109,538	147,604	153,320	174,248
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.19	$11.87	$9.54	$10.18	$8.86	$6.71	$9.76
Value at end of period	$13.73	$12.19	$11.87	$9.54	$10.18	$8.86	$6.71
Number of accumulation units outstanding at end of period	33,010	48,419	58,138	75,895	85,910	93,397	95,555

CFI 4

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$15.83	$11.89	$10.73	$11.40	$10.30	$7.92	$13.20	$12.83	$11.41	$11.12
Value at end of period	$17.63	$15.83	$11.89	$10.73	$11.40	$10.30	$7.92	$13.20	$12.83	$11.41
Number of accumulation units outstanding at end of period	11,388	17,547	16,449	17,199	22,789	28,798	20,118	27,513	32,851	40,218
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$18.93	$14.20	$12.12	$12.53	$11.02	$8.68	$13.84	$14.34	$12.53	$12.26
Value at end of period	$20.40	$18.93	$14.20	$12.12	$12.53	$11.02	$8.68	$13.84	$14.34	$12.53
Number of accumulation units outstanding at end of period	63,615	101,932	118,493	140,585	162,807	168,228	194,660	252,597	309,788	311,675
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2005)
Value at beginning of period	$16.61	$13.46	$12.08	$12.37	$11.15	$9.20	$12.16	$11.89	$10.69	$9.90
Value at end of period	$17.87	$16.61	$13.46	$12.08	$12.37	$11.15	$9.20	$12.16	$11.89	$10.69
Number of accumulation units outstanding at end of period	294,710	306,144	413,160	505,095	529,145	613,905	786,937	1,094,386	1,328,864	1,614,520
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$26.96	$20.75	$17.51	$17.41	$14.34	$11.56	$17.47	$17.29	$15.03	$14.02
Value at end of period	$30.62	$26.96	$20.75	$17.51	$17.41	$14.34	$11.56	$17.47	$17.29	$15.03
Number of accumulation units outstanding at end of period	39,075	60,883	72,103	86,725	101,121	115,321	126,246	164,644	180,209	190,612
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during March 2005)
Value at beginning of period	$18.21	$14.51	$12.07	$13.31	$11.61	$8.42	$14.86	$13.57	$11.65	$9.98
Value at end of period	$18.41	$18.21	$14.51	$12.07	$13.31	$11.61	$8.42	$14.86	$13.57	$11.65
Number of accumulation units outstanding at end of period	319,745	471,467	585,644	736,171	897,465	1,036,918	1,246,857	1,617,476	2,108,050	2,493,225
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during June 2006)
Value at beginning of period	$18.71	$16.87	$14.70	$14.99	$12.75	$7.73	$11.08	$10.58	$9.92
Value at end of period	$18.55	$18.71	$16.87	$14.70	$14.99	$12.75	$7.73	$11.08	$10.58
Number of accumulation units outstanding at end of period	15,399	21,864	20,228	23,668	32,714	34,905	13,367	7,554	2,336
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during March 2005)
Value at beginning of period	$20.08	$15.04	$13.12	$13.79	$10.87	$7.52	$13.80	$11.95	$11.09	$9.88
Value at end of period	$22.18	$20.08	$15.04	$13.12	$13.79	$10.87	$7.52	$13.80	$11.95	$11.09
Number of accumulation units outstanding at end of period	135,842	178,474	245,829	290,619	378,375	485,922	604,355	750,960	950,249	1,285,787
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
Value at beginning of period	$17.99	$14.04	$12.13	$12.39	$10.92	$8.85	$13.93	$13.69	$11.64	$11.34
Value at end of period	$19.09	$17.99	$14.04	$12.13	$12.39	$10.92	$8.85	$13.93	$13.69	$11.64
Number of accumulation units outstanding at end of period	57,045	76,162	84,196	101,970	109,455	97,480	61,259	67,678	55,980	68,864
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$42.75	$31.08	$26.47	$27.09	$23.47	$16.63	$23.96	$26.84	$23.99	$22.88
Value at end of period	$45.88	$42.75	$31.08	$26.47	$27.09	$23.47	$16.63	$23.96	$26.84	$23.99
Number of accumulation units outstanding at end of period	69,913	92,543	116,377	146,417	164,373	170,770	193,057	304,258	288,299	432,956
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.69	$9.00	$7.66	$8.82	$8.20	$6.28	$10.20
Value at end of period	$9.86	$10.69	$9.00	$7.66	$8.82	$8.20	$6.28
Number of accumulation units outstanding at end of period	117,511	155,505	183,767	151,947	179,000	203,607	229,208
WANGER SELECT
Value at beginning of period	$21.53	$16.20	$13.85	$17.04	$13.63	$8.30	$16.51	$15.28	$12.93	$11.85
Value at end of period	$21.93	$21.53	$16.20	$13.85	$17.04	$13.63	$8.30	$16.51	$15.28	$12.93
Number of accumulation units outstanding at end of period	28,323	42,113	47,599	54,084	61,267	49,113	43,854	72,592	37,415	8,290
WANGER USA
Value at beginning of period	$22.46	$17.00	$14.34	$15.05	$12.35	$8.80	$14.10	$14.19	$13.32	$12.12
Value at end of period	$23.24	$22.46	$17.00	$14.34	$15.05	$12.35	$8.80	$14.10	$14.19	$13.32
Number of accumulation units outstanding at end of period	14,743	16,637	17,097	19,606	30,665	28,913	20,389	26,978	22,573	11,121

CFI 5

Condensed Financial Information (continued)

TABLE II
FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES OF 1.15%
(Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO
(CLASS A)
(Funds were first received in this option during December 2005)
Value at beginning of period	$17.93	$13.44	$11.57	$11.00	$9.84	$8.24	$14.04	$13.51	$11.65	$11.76
Value at end of period	$19.41	$17.93	$13.44	$11.57	$11.00	$9.84	$8.24	$14.04	$13.51	$11.65
Number of accumulation units outstanding at end of period	10,069	19,496	23,210	17,313	16,324	18,335	24,219	23,811	12,542	6,723
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$15.77	$13.52	$12.37	$11.97	$10.80	$8.72	$12.84	$12.64	$11.76	$11.26
Value at end of period	$17.08	$15.77	$13.52	$12.37	$11.97	$10.80	$8.72	$12.84	$12.64	$11.76
Number of accumulation units outstanding at end of period	32,942	29,085	26,374	18,118	15,355	11,703	5,011	3,808	4,537	1,313
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$53.30	$41.07	$35.69	$37.03	$31.96	$23.82	$41.92	$36.06	$32.65	$28.25
Value at end of period	$58.98	$53.30	$41.07	$35.69	$37.03	$31.96	$23.82	$41.92	$36.06	$32.65
Number of accumulation units outstanding at end of period	296,846	280,332	280,518	279,728	315,649	315,243	319,440	342,474	332,495	219,401
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$41.19	$32.52	$28.04	$28.09	$24.68	$19.17	$33.82	$33.70	$28.36	$27.10
Value at end of period	$44.27	$41.19	$32.52	$28.04	$28.09	$24.68	$19.17	$33.82	$33.70	$28.36
Number of accumulation units outstanding at end of period	216,961	210,591	219,356	226,281	226,599	252,568	275,725	304,489	321,621	270,096
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$41.23	$30.59	$26.98	$27.24	$22.19	$17.49	$33.50	$26.69	$25.27	$24.16
Value at end of period	$45.36	$41.23	$30.59	$26.98	$27.24	$22.19	$17.49	$33.50	$26.69	$25.27
Number of accumulation units outstanding at end of period	277,644	271,808	287,644	313,273	325,156	335,811	319,697	325,931	346,036	298,855
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$24.32	$18.86	$15.80	$19.30	$17.26	$13.80	$24.83	$21.42	$18.35	$15.59
Value at end of period	$22.10	$24.32	$18.86	$15.80	$19.30	$17.26	$13.80	$24.83	$21.42	$18.35
Number of accumulation units outstanding at end of period	68,426	67,546	74,186	71,351	71,459	73,107	75,548	76,116	77,872	65,956
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$28.46	$21.13	$18.06	$18.98	$14.97	$11.73	$17.71	$18.35	$15.87	$14.76
Value at end of period	$28.30	$28.46	$21.13	$18.06	$18.98	$14.97	$11.73	$17.71	$18.35	$15.87
Number of accumulation units outstanding at end of period	62,981	47,686	41,991	41,336	41,173	44,261	50,836	60,348	65,044	57,876
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$49.80	$35.95	$37.16
Value at end of period	$53.39	$49.80	$35.95
Number of accumulation units outstanding at end of period	12,877	11,518	11,607
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$14.45	$11.31	$10.05	$10.17	$9.39	$7.40	$10.72	$10.03	$8.70	$8.35
Value at end of period	$15.45	$14.45	$11.31	$10.05	$10.17	$9.39	$7.40	$10.72	$10.03	$8.70
Number of accumulation units outstanding at end of period	56,603	60,883	54,164	51,361	46,783	39,399	33,779	26,340	43,720	21,654
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$19.16	$14.87	$13.13	$13.84	$11.16	$8.92	$14.88	$14.96	$13.49	$12.60
Value at end of period	$21.12	$19.16	$14.87	$13.13	$13.84	$11.16	$8.92	$14.88	$14.96	$13.49
Number of accumulation units outstanding at end of period	89,423	58,512	50,953	53,997	56,134	57,194	65,316	84,896	133,150	109,823

CFI 6

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during January 2005)
Value at beginning of period	$23.73	$17.02	$14.60	$15.10	$12.38	$9.13	$14.85	$15.21	$13.37	$11.69
Value at end of period	$26.26	$23.73	$17.02	$14.60	$15.10	$12.38	$9.13	$14.85	$15.21	$13.37
Number of accumulation units outstanding at end of period	7,381	5,706	5,824	10,557	8,234	4,254	2,431	2,462	3,403	592
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during February 2005)
Value at beginning of period	$14.04	$15.65	$14.55	$13.18	$12.34	$10.54	$11.47	$10.50	$10.53	$10.51
Value at end of period	$14.31	$14.04	$15.65	$14.55	$13.18	$12.34	$10.54	$11.47	$10.50	$10.53
Number of accumulation units outstanding at end of period	42,666	50,171	63,478	46,047	50,020	51,250	37,301	17,197	12,782	5,572
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during February 2005)
Value at beginning of period	$17.68	$15.96	$13.91	$14.31	$12.26	$7.73	$12.11	$11.57	$10.79	$10.74
Value at end of period	$17.49	$17.68	$15.96	$13.91	$14.31	$12.26	$7.73	$12.11	$11.57	$10.79
Number of accumulation units outstanding at end of period	17,392	21,766	25,859	16,366	27,493	26,898	15,535	20,503	14,529	7,733
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$15.74	$16.23	$15.22	$14.91	$14.02	$12.60	$12.77	$11.80	$11.48	$11.38
Value at end of period	$16.37	$15.74	$16.23	$15.22	$14.91	$14.02	$12.60	$12.77	$11.80	$11.48
Number of accumulation units outstanding at end of period	103,543	94,777	100,132	62,255	93,493	71,650	33,225	39,216	33,118	23,676
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$35.95	$31.16	$27.74	$28.43	$25.20	$21.38	$30.08	$28.83	$26.51	$25.73
Value at end of period	$37.75	$35.95	$31.16	$27.74	$28.43	$25.20	$21.38	$30.08	$28.83	$26.51
Number of accumulation units outstanding at end of period	294,054	313,549	324,846	324,121	364,204	377,418	345,778	342,599	344,017	253,339
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.77	$14.51	$13.61	$13.27	$11.59	$9.64	$11.54	$10.74	$10.02	$9.88
Value at end of period	$13.68	$13.77	$14.51	$13.61	$13.27	$11.59	$9.64	$11.54	$10.74	$10.02
Number of accumulation units outstanding at end of period	134,284	118,529	151,995	144,899	150,242	153,233	113,577	122,959	111,708	79,260
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$34.43	$26.66	$23.29	$23.63	$20.94	$16.26	$26.38	$24.84	$22.01	$20.58
Value at end of period	$37.69	$34.43	$26.66	$23.29	$23.63	$20.94	$16.26	$26.38	$24.84	$22.01
Number of accumulation units outstanding at end of period	783,571	840,360	893,323	944,848	1,031,140	999,125	1,005,253	1,062,860	1,034,648	816,288
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$28.65	$21.80	$19.27	$19.51	$17.32	$14.22	$22.91	$22.06	$19.48	$18.70
Value at end of period	$32.24	$28.65	$21.80	$19.27	$19.51	$17.32	$14.22	$22.91	$22.06	$19.48
Number of accumulation units outstanding at end of period	252,739	259,095	251,178	244,931	258,853	277,492	222,560	241,622	278,461	277,467
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$34.36	$25.83	$22.20	$22.72	$18.85	$14.48	$23.45	$22.49	$20.79	$18.92
Value at end of period	$37.21	$34.36	$25.83	$22.20	$22.72	$18.85	$14.48	$23.45	$22.49	$20.79
Number of accumulation units outstanding at end of period	110,592	98,450	90,733	84,304	83,893	87,447	84,062	110,910	126,099	120,973
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$24.85	$17.62	$15.86	$16.16	$13.31	$10.78	$16.42	$17.71	$15.74	$14.80
Value at end of period	$25.91	$24.85	$17.62	$15.86	$16.16	$13.31	$10.78	$16.42	$17.71	$15.74
Number of accumulation units outstanding at end of period	59,364	56,971	54,826	39,741	37,243	45,381	44,586	51,422	71,415	74,921
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$25.64	$25.96	$24.01	$22.58	$20.80	$18.86	$20.84	$19.89	$19.33	$18.96
Value at end of period	$27.03	$25.64	$25.96	$24.01	$22.58	$20.80	$18.86	$20.84	$19.89	$19.33
Number of accumulation units outstanding at end of period	224,629	205,568	218,656	214,559	211,714	227,411	271,720	273,498	255,126	250,506
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2009)
Value at beginning of period	$16.66	$13.87	$11.82	$13.62	$12.77	$11.75
Value at end of period	$15.49	$16.66	$13.87	$11.82	$13.62	$12.77
Number of accumulation units outstanding at end of period	28,180	27,974	28,952	27,231	28,826	23,114

CFI 7

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$15.82	$13.20	$11.20	$13.32	$13.15	$10.46	$18.48	$16.48	$12.88	$11.91
Value at end of period	$14.87	$15.82	$13.20	$11.20	$13.32	$13.15	$10.46	$18.48	$16.48	$12.88
Number of accumulation units outstanding at end of period	61,957	44,645	42,845	45,716	58,376	69,192	73,545	85,957	81,053	50,624
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.58	$12.03	$10.31	$10.31
Value at end of period	$17.50	$15.58	$12.03	$10.31
Number of accumulation units outstanding at end of period	511,647	375,459	404,010	441,265
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.44	$9.62	$8.48	$8.29	$7.02	$6.31	$9.13	$9.35
Value at end of period	$13.54	$12.44	$9.62	$8.48	$8.29	$7.02	$6.31	$9.13
Number of accumulation units outstanding at end of period	330,219	275,556	185,196	206,781	102,662	102,343	123,193	152,878
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
Value at beginning of period	$23.99	$18.39	$16.29	$16.56	$12.85	$9.19	$14.91	$11.99	$11.26	$10.32
Value at end of period	$25.82	$23.99	$18.39	$16.29	$16.56	$12.85	$9.19	$14.91	$11.99	$11.26
Number of accumulation units outstanding at end of period	57,897	55,800	18,090	13,419	9,950	6,259	7,609	4,256	11,537	9,883
VOYA MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$14.88	$15.05	$15.22	$15.39	$15.53	$15.66	$15.43	$14.84	$14.32	$14.06
Value at end of period	$14.71	$14.88	$15.05	$15.22	$15.39	$15.53	$15.66	$15.43	$14.84	$14.32
Number of accumulation units outstanding at end of period	186,648	201,570	189,288	194,459	227,376	306,696	395,971	355,261	255,511	187,355
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2006)
Value at beginning of period	$13.73	$10.63	$9.73	$10.28	$8.96	$7.28	$11.25	$10.80	$9.96
Value at end of period	$15.65	$13.73	$10.63	$9.73	$10.28	$8.96	$7.28	$11.25	$10.80
Number of accumulation units outstanding at end of period	40,298	34,416	34,910	58,812	60,013	44,407	42,407	48,143	3,209
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$21.28	$16.31	$14.41	$13.99	$12.54	$10.70
Value at end of period	$23.80	$21.28	$16.31	$14.41	$13.99	$12.54
Number of accumulation units outstanding at end of period	8,264	6,222	3,965	3,850	3,309	2,460
VOYA RUSSELLTM LARGE CAP VALUE INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$19.49	$14.95	$13.01	$13.05	$11.86	$10.07
Value at end of period	$21.66	$19.49	$14.95	$13.01	$13.05	$11.86
Number of accumulation units outstanding at end of period	7,413	6,886	7,289	5,091	3,857	1,006
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2005)
Value at beginning of period	$16.66	$12.12	$10.64	$10.67	$8.16	$6.30	$9.72	$8.94	$8.03	$7.08
Value at end of period	$17.39	$16.66	$12.12	$10.64	$10.67	$8.16	$6.30	$9.72	$8.94	$8.03
Number of accumulation units outstanding at end of period	33,272	32,025	22,298	15,611	13,140	18,869	24,725	26,057	13,357	8,853
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$46.25	$33.96	$30.00	$31.12	$25.31	$20.07	$29.44	$28.13	$24.36	$22.35
Value at end of period	$48.71	$46.25	$33.96	$30.00	$31.12	$25.31	$20.07	$29.44	$28.13	$24.36
Number of accumulation units outstanding at end of period	78,879	81,516	80,113	75,275	78,420	71,252	61,879	42,763	64,560	48,654
VOYA SOLUTION 2015 PORTFOLIO (CLASS S)
(Funds were first received in this option during January 2006)
Value at beginning of period	$13.57	$12.58	$11.42	$11.64	$10.58	$8.75	$12.10	$11.70	$10.76
Value at end of period	$14.19	$13.57	$12.58	$11.42	$11.64	$10.58	$8.75	$12.10	$11.70
Number of accumulation units outstanding at end of period	43,403	43,570	31,508	47,713	51,463	41,356	46,279	68,764	49,511

CFI 8

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2006)
Value at beginning of period	$14.20	$12.34	$11.01	$11.49	$10.22	$8.22	$12.57	$12.15	$11.29
Value at end of period	$14.82	$14.20	$12.34	$11.01	$11.49	$10.22	$8.22	$12.57	$12.15
Number of accumulation units outstanding at end of period	40,957	39,724	37,995	66,293	66,959	73,998	38,679	23,038	4,687
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2005)
Value at beginning of period	$14.85	$12.48	$10.97	$11.64	$10.28	$8.10	$13.01	$12.49	$11.07	$11.00
Value at end of period	$15.52	$14.85	$12.48	$10.97	$11.64	$10.28	$8.10	$13.01	$12.49	$11.07
Number of accumulation units outstanding at end of period	29,901	24,353	25,595	28,998	21,245	16,123	14,093	9,628	2,767	1,293
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2006)
Value at beginning of period	$15.23	$12.48	$10.93	$11.66	$10.24	$7.98	$13.42	$12.83	$11.32
Value at end of period	$15.97	$15.23	$12.48	$10.93	$11.66	$10.24	$7.98	$13.42	$12.83
Number of accumulation units outstanding at end of period	7,515	7,045	7,102	5,801	5,937	5,331	5,144	9,264	6,682
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during June 2005)
Value at beginning of period	$13.40	$12.67	$11.68	$11.77	$10.87	$9.38	$11.38	$10.94	$10.31	$10.18
Value at end of period	$14.01	$13.40	$12.67	$11.68	$11.77	$10.87	$9.38	$11.38	$10.94	$10.31
Number of accumulation units outstanding at end of period	25,186	35,964	30,634	36,169	25,075	24,467	16,265	12,055	7,039	19,638
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$23.73	$21.42	$19.29	$19.17	$17.46	$14.98	$19.83	$18.96	$17.70	$17.24
Value at end of period	$25.02	$23.73	$21.42	$19.29	$19.17	$17.46	$14.98	$19.83	$18.96	$17.70
Number of accumulation units outstanding at end of period	34,462	30,234	40,068	43,123	42,457	45,771	65,112	74,172	52,255	35,156
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$26.01	$21.50	$18.91	$19.70	$17.63	$14.24	$22.53	$21.70	$19.39	$18.47
Value at end of period	$27.40	$26.01	$21.50	$18.91	$19.70	$17.63	$14.24	$22.53	$21.70	$19.39
Number of accumulation units outstanding at end of period	82,889	83,283	87,138	91,643	92,843	108,072	113,613	108,059	75,153	47,397
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$24.59	$21.34	$19.00	$19.33	$17.45	$14.49	$21.09	$20.22	$18.40	$17.78
Value at end of period	$25.94	$24.59	$21.34	$19.00	$19.33	$17.45	$14.49	$21.09	$20.22	$18.40
Number of accumulation units outstanding at end of period	33,882	40,422	41,689	46,372	50,996	65,329	70,920	61,955	46,989	22,238
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
Value at beginning of period	$25.49	$19.63	$17.07	$17.83	$14.78	$11.02	$15.18	$15.81	$13.86	$12.99
Value at end of period	$28.34	$25.49	$19.63	$17.07	$17.83	$14.78	$11.02	$15.18	$15.81	$13.86
Number of accumulation units outstanding at end of period	22,993	22,841	20,992	17,737	18,995	19,558	18,367	18,245	25,086	26,684
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$29.30	$21.35	$18.05	$17.86	$14.28	$10.68	$18.40	$17.54	$15.39	$14.51
Value at end of period	$30.22	$29.30	$21.35	$18.05	$17.86	$14.28	$10.68	$18.40	$17.54	$15.39
Number of accumulation units outstanding at end of period	65,409	68,980	55,890	52,256	58,356	55,457	62,552	62,614	58,046	43,930
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.25	$11.92	$9.57	$10.20	$8.87	$6.71	$9.75
Value at end of period	$13.82	$12.25	$11.92	$9.57	$10.20	$8.87	$6.71
Number of accumulation units outstanding at end of period	31,303	31,542	25,693	19,437	22,102	19,956	26,156
VY® COLUMBIA CONTRARIAN CORE PORTFOLIO (CLASS S)
Value at beginning of period	$16.41	$12.32	$11.10	$11.78	$10.63	$8.17	$13.60	$13.21	$11.74	$11.43
Value at end of period	$18.30	$16.41	$12.32	$11.10	$11.78	$10.63	$8.17	$13.60	$13.21	$11.74
Number of accumulation units outstanding at end of period	12,571	9,241	8,926	9,259	9,687	18,468	13,189	11,418	12,322	12,420
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$19.15	$14.35	$12.23	$12.64	$11.10	$8.74	$13.92	$14.41	$12.58	$12.30
Value at end of period	$20.66	$19.15	$14.35	$12.23	$12.64	$11.10	$8.74	$13.92	$14.41	$12.58
Number of accumulation units outstanding at end of period	56,220	36,451	31,888	33,284	36,607	40,516	58,062	71,171	75,478	71,745

CFI 9

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$16.76	$13.56	$12.17	$12.44	$11.20	$9.24	$12.20	$11.91	$10.70	$9.98
Value at end of period	$18.05	$16.76	$13.56	$12.17	$12.44	$11.20	$9.24	$12.20	$11.91	$10.70
Number of accumulation units outstanding at end of period	495,938	513,935	520,006	457,038	463,140	467,664	431,867	500,010	476,389	334,754
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$27.28	$20.98	$17.68	$17.56	$14.45	$11.63	$17.57	$17.37	$15.08	$14.06
Value at end of period	$31.01	$27.28	$20.98	$17.68	$17.56	$14.45	$11.63	$17.57	$17.37	$15.08
Number of accumulation units outstanding at end of period	39,686	30,889	24,944	22,449	26,798	39,922	36,419	46,166	34,397	32,166
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$18.38	$14.62	$12.16	$13.38	$11.66	$8.45	$14.33	$13.60	$11.66	$10.01
Value at end of period	$18.59	$18.38	$14.62	$12.16	$13.38	$11.66	$8.45	$14.33	$13.60	$11.66
Number of accumulation units outstanding at end of period	807,164	802,636	823,853	816,369	858,128	839,689	799,139	763,499	699,965	464,388
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during August 2006)
Value at beginning of period	$18.86	$16.98	$14.78	$15.06	$12.80	$7.75	$11.10	$10.58	$10.06
Value at end of period	$18.71	$18.86	$16.98	$14.78	$15.06	$12.80	$7.75	$11.10	$10.58
Number of accumulation units outstanding at end of period	12,915	9,561	9,112	14,551	13,775	3,846	2,310	1,693	394
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$20.26	$15.16	$13.21	$13.87	$10.92	$7.54	$13.42	$11.98	$11.10	$9.93
Value at end of period	$22.40	$20.26	$15.16	$13.21	$13.87	$10.92	$7.54	$13.42	$11.98	$11.10
Number of accumulation units outstanding at end of period	442,063	468,137	488,498	507,768	532,837	493,208	449,142	408,576	393,557	203,778
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during May 2005)
Value at beginning of period	$18.16	$14.16	$12.22	$12.47	$10.98	$8.88	$13.98	$13.72	$11.65	$11.28
Value at end of period	$19.29	$18.16	$14.16	$12.22	$12.47	$10.98	$8.88	$13.98	$13.72	$11.65
Number of accumulation units outstanding at end of period	65,875	62,449	50,067	47,749	51,235	60,676	15,633	21,012	4,982	1,483
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$43.55	$31.63	$26.91	$27.51	$23.82	$16.85	$29.50	$27.15	$24.24	$23.10
Value at end of period	$46.79	$43.55	$31.63	$26.91	$27.51	$23.82	$16.85	$29.50	$27.15	$24.24
Number of accumulation units outstanding at end of period	143,546	144,409	136,276	133,587	152,580	156,450	152,373	166,327	174,506	117,847
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.75	$9.04	$7.69	$8.84	$8.22	$6.29	$10.20
Value at end of period	$9.93	$10.75	$9.04	$7.69	$8.84	$8.22	$6.29
Number of accumulation units outstanding at end of period	225,501	243,606	268,959	261,051	295,861	309,721	309,317
WANGER SELECT
(Funds were first received in this option during August 2005)
Value at beginning of period	$21.74	$16.34	$13.95	$17.15	$13.70	$8.34	$16.56	$15.32	$12.94	$12.20
Value at end of period	$22.16	$21.74	$16.34	$13.95	$17.15	$13.70	$8.34	$16.56	$15.32	$12.94
Number of accumulation units outstanding at end of period	30,146	28,632	27,271	30,307	42,185	37,077	31,462	36,670	6,209	2,664
WANGER USA
(Funds were first received in this option during July 2005)
Value at beginning of period	$22.67	$17.14	$14.45	$15.15	$12.42	$8.83	$14.82	$14.22	$13.34	$12.85
Value at end of period	$23.48	$22.67	$17.14	$14.45	$15.15	$12.42	$8.83	$14.82	$14.22	$13.34
Number of accumulation units outstanding at end of period	7,963	8,875	8,554	7,488	6,911	5,915	3,092	3,492	3,776	2,189

CFI 10

Condensed Financial Information (continued)

TABLE III
FOR CERTAIN CONTRACTS WITH TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES OF 1.25%
(Selected data for accumulation units outstanding throughout each period)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO
(CLASS A)
(Funds were first received in this option during May 2013)
Value at beginning of period	$17.76	$15.52
Value at end of period	$19.21	$17.76
Number of accumulation units outstanding at end of period	3,248	3,809
CALVERT VP SRI BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$15.15	$13.00	$11.91	$11.53	$10.42	$8.42	$12.41	$12.23	$11.39	$10.91
Value at end of period	$16.40	$15.15	$13.00	$11.91	$11.53	$10.42	$8.42	$12.41	$12.23	$11.39
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	490	490	498	1,374
FIDELITY® VIP CONTRAFUND® PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$22.08	$17.03	$14.81	$15.38	$13.29	$9.92	$17.47	$15.04	$13.63	$11.80
Value at end of period	$24.41	$22.08	$17.03	$14.81	$15.38	$13.29	$9.92	$17.47	$15.04	$13.63
Number of accumulation units outstanding at end of period	18,511	21,113	19,205	20,731	21,642	25,384	28,662	35,909	43,238	46,284
FIDELITY® VIP EQUITY-INCOME PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$17.42	$13.76	$11.88	$11.91	$10.48	$8.15	$14.39	$14.35	$12.09	$11.56
Value at end of period	$18.70	$17.42	$13.76	$11.88	$11.91	$10.48	$8.15	$14.39	$14.35	$12.09
Number of accumulation units outstanding at end of period	15,212	16,314	16,552	18,584	20,873	22,817	22,882	26,556	29,566	31,838
FIDELITY® VIP GROWTH PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$17.83	$13.25	$11.69	$11.82	$9.64	$7.61	$14.58	$11.63	$11.02	$10.55
Value at end of period	$19.60	$17.83	$13.25	$11.69	$11.82	$9.64	$7.61	$14.58	$11.63	$11.02
Number of accumulation units outstanding at end of period	11,231	17,095	14,417	22,396	25,565	27,198	26,650	26,193	30,332	43,859
FIDELITY® VIP OVERSEAS PORTFOLIO (INITIAL CLASS)
Value at beginning of period	$18.27	$14.18	$11.89	$14.54	$13.01	$10.41	$18.76	$16.20	$13.89	$11.81
Value at end of period	$16.58	$18.27	$14.18	$11.89	$14.54	$13.01	$10.41	$18.76	$16.20	$13.89
Number of accumulation units outstanding at end of period	1,335	1,335	1,335	1,335	1,649	1,750	2,668	3,014	3,478	3,976
FRANKLIN SMALL CAP VALUE VIP FUND (CLASS 2)
Value at beginning of period	$24.18	$17.97	$15.37	$16.17	$12.77	$10.01	$15.14	$15.70	$13.59	$12.65
Value at end of period	$24.02	$24.18	$17.97	$15.37	$16.17	$12.77	$10.01	$15.14	$15.70	$13.59
Number of accumulation units outstanding at end of period	177	204	203	203	203	1,047	1,839	2,685	3,415	4,501
INVESCO V.I. AMERICAN FRANCHISE FUND (SERIES I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$49.71	$35.92	$37.16
Value at end of period	$53.24	$49.71	$35.92
Number of accumulation units outstanding at end of period	41	63	83
INVESCO V.I. CORE EQUITY FUND (SERIES I)
Value at beginning of period	$19.14	$14.99	$13.33	$13.51	$12.48	$9.85	$14.28	$13.38	$11.61	$11.16
Value at end of period	$20.44	$19.14	$14.99	$13.33	$13.51	$12.48	$9.85	$14.28	$13.38	$11.61
Number of accumulation units outstanding at end of period	400	357	391	430	471	518	856	921	1,737	835
LORD ABBETT SERIES FUND - MID CAP STOCK PORTFOLIO (CLASS VC)
Value at beginning of period	$19.06	$14.81	$13.09	$13.81	$11.15	$8.92	$14.89	$14.99	$13.52	$12.65
Value at end of period	$20.99	$19.06	$14.81	$13.09	$13.81	$11.15	$8.92	$14.89	$14.99	$13.52
Number of accumulation units outstanding at end of period	1,302	1,388	1,548	3,005	3,001	7,775	7,744	9,637	10,678	11,060

CFI 11

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
OPPENHEIMER MAIN STREET SMALL CAP FUND®/VA
(Funds were first received in this option during January 2007)
Value at beginning of period	$23.51	$16.88	$14.49	$15.00	$12.31	$9.09	$14.80	$15.36
Value at end of period	$25.99	$23.51	$16.88	$14.49	$15.00	$12.31	$9.09	$14.80
Number of accumulation units outstanding at end of period	1,363	1,396	1,472	878	915	949	949	651
PIMCO VIT REAL RETURN PORTFOLIO (ADMINISTRATIVE CLASS)
(Funds were first received in this option during December 2005)
Value at beginning of period	$13.91	$15.51	$14.45	$13.10	$12.27	$10.69	$11.43	$10.48	$10.52	$10.41
Value at end of period	$14.16	$13.91	$15.51	$14.45	$13.10	$12.27	$10.50	$11.43	$10.48	$10.52
Number of accumulation units outstanding at end of period	0	0	0	403	404	404	0	0	8	8
PIONEER HIGH YIELD VCT PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2005)
Value at beginning of period	$17.51	$15.83	$13.81	$14.22	$12.20	$7.70	$12.07	$11.54	$10.77	$10.59
Value at end of period	$17.31	$17.51	$15.83	$13.81	$14.22	$12.20	$7.70	$12.07	$11.54	$10.77
Number of accumulation units outstanding at end of period	144	145	142	142	142	209	209	209	210	68
VOYA AGGREGATE BOND PORTFOLIO (CLASS S)
Value at beginning of period	$14.16	$14.61	$13.72	$13.45	$12.66	$11.38	$11.55	$10.69	$10.41	$10.32
Value at end of period	$14.71	$14.16	$14.61	$13.72	$13.45	$12.66	$11.38	$11.55	$10.69	$10.41
Number of accumulation units outstanding at end of period	469	1,005	1,075	2,469	2,448	1,201	1,765	1,801	1,088	1,307
VOYA BALANCED PORTFOLIO (CLASS I)
Value at beginning of period	$15.30	$13.27	$11.83	$12.14	$10.77	$9.14	$12.88	$12.35	$11.37	$11.05
Value at end of period	$16.05	$15.30	$13.27	$11.83	$12.14	$10.77	$9.14	$12.88	$12.35	$11.37
Number of accumulation units outstanding at end of period	128,929	138,491	146,712	170,176	181,648	221,847	217,888	256,682	287,884	397,835
VOYA GLOBAL BOND PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$13.65	$14.40	$13.51	$13.20	$11.53	$9.60	$11.51	$10.72	$10.01	$9.88
Value at end of period	$13.54	$13.65	$14.40	$13.51	$13.20	$11.53	$9.60	$11.51	$10.72	$10.01
Number of accumulation units outstanding at end of period	3,629	3,633	3,090	3,032	3,772	4,195	4,493	4,119	8,771	9,613
VOYA GROWTH AND INCOME PORTFOLIO (CLASS I)
Value at beginning of period	$18.56	$14.38	$12.58	$12.77	$11.33	$8.81	$14.30	$13.48	$11.95	$11.19
Value at end of period	$20.29	$18.56	$14.38	$12.58	$12.77	$11.33	$8.81	$14.30	$13.48	$11.95
Number of accumulation units outstanding at end of period	260,422	285,864	282,201	309,547	345,829	381,830	443,036	526,556	582,195	651,091
VOYA INDEX PLUS LARGECAP PORTFOLIO (CLASS I)
Value at beginning of period	$17.22	$13.12	$11.61	$11.76	$10.45	$8.59	$13.85	$13.36	$11.80	$11.34
Value at end of period	$19.36	$17.22	$13.12	$11.61	$11.76	$10.45	$8.59	$13.85	$13.36	$11.80
Number of accumulation units outstanding at end of period	10,008	10,901	11,648	14,733	19,641	23,700	27,581	35,459	51,799	62,872
VOYA INDEX PLUS MIDCAP PORTFOLIO (CLASS I)
Value at beginning of period	$21.09	$15.87	$13.65	$13.98	$11.61	$8.93	$14.48	$13.90	$12.86	$11.72
Value at end of period	$22.81	$21.09	$15.87	$13.65	$13.98	$11.61	$8.93	$14.48	$13.90	$12.86
Number of accumulation units outstanding at end of period	7,990	7,927	8,853	9,106	10,496	10,733	11,403	12,482	13,483	15,044
VOYA INDEX PLUS SMALLCAP PORTFOLIO (CLASS I)
Value at beginning of period	$20.46	$14.52	$13.08	$13.35	$11.00	$8.92	$13.60	$14.69	$13.07	$12.29
Value at end of period	$21.31	$20.46	$14.52	$13.08	$13.35	$11.00	$8.92	$13.60	$14.69	$13.07
Number of accumulation units outstanding at end of period	1,706	1,695	2,025	2,078	2,509	2,510	3,033	3,811	3,855	4,535
VOYA INTERMEDIATE BOND PORTFOLIO (CLASS I)
Value at beginning of period	$13.93	$14.12	$13.07	$12.31	$11.35	$10.30	$11.39	$10.88	$10.59	$10.39
Value at end of period	$14.67	$13.93	$14.12	$13.07	$12.31	$11.35	$10.30	$11.39	$10.88	$10.59
Number of accumulation units outstanding at end of period	52,059	56,530	77,155	77,896	86,785	93,826	94,934	110,152	110,379	122,768
VOYA INTERNATIONAL INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2012)
Value at beginning of period	$16.58	$13.82	$11.79	$13.59	$12.76	$11.75
Value at end of period	$15.40	$16.58	$13.82	$11.79	$13.59	$12.76
Number of accumulation units outstanding at end of period	189	198	668	713	713	714

CFI 12

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA INTERNATIONAL VALUE PORTFOLIO (CLASS I)
Value at beginning of period	$16.02	$13.38	$11.36	$13.53	$13.37	$10.64	$18.83	$16.81	$13.15	$12.17
Value at end of period	$15.04	$16.02	$13.38	$11.36	$13.53	$13.37	$10.64	$18.83	$16.81	$13.15
Number of accumulation units outstanding at end of period	550	551	933	826	1,598	1,597	2,033	4,473	3,439	987
VOYA LARGE CAP GROWTH PORTFOLIO (CLASS I)
(Funds were first received in this option during January 2011)
Value at beginning of period	$15.53	$12.01	$10.30	$10.31
Value at end of period	$17.42	$15.53	$12.01	$10.30
Number of accumulation units outstanding at end of period	15,950	6,282	7,379	9,571
VOYA LARGE CAP VALUE PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2007)
Value at beginning of period	$12.34	$9.55	$8.43	$8.25	$7.00	$6.29	$9.11	$9.34
Value at end of period	$13.42	$12.34	$9.55	$8.43	$8.25	$7.00	$6.29	$9.11
Number of accumulation units outstanding at end of period	7,034	7,430	7,819	6,242	6,417	6,873	7,277	7,157
VOYA MIDCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$26.00	$19.95	$17.69	$18.01	$15.37	$10.01	$15.46
Value at end of period	$27.95	$26.00	$19.95	$17.69	$18.01	$13.99	$10.01
Number of accumulation units outstanding at end of period	1,452	1,204	850	536	1,629	0	128
VOYA MONEY MARKET PORTFOLIO (CLASS I)
Value at beginning of period	$10.47	$10.60	$10.73	$10.86	$10.97	$11.07	$10.92	$10.51	$10.15	$9.98
Value at end of period	$10.34	$10.47	$10.60	$10.73	$10.86	$10.97	$11.07	$10.92	$10.51	$10.15
Number of accumulation units outstanding at end of period	8,432	8,459	12,733	12,760	16,143	43,015	42,731	39,600	29,918	34,681
VOYA MULTI-MANAGER LARGE CAP CORE PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2006)
Value at beginning of period	$13.62	$10.56	$9.67	$10.23	$8.92	$7.26	$11.23	$10.79	$10.49
Value at end of period	$15.51	$13.62	$10.56	$9.67	$10.23	$8.92	$7.26	$11.23	$10.79
Number of accumulation units outstanding at end of period	707	793	886	986	1,337	1,925	1,337	954	954
VOYA RUSSELLTM LARGE CAP GROWTH INDEX PORTFOLIO (CLASS I)
(Funds were first received in this option during July 2009)
Value at beginning of period	$21.19	$16.25	$14.37	$13.96	$12.54	$10.70
Value at end of period	$23.66	$21.19	$16.25	$14.37	$13.96	$12.54
Number of accumulation units outstanding at end of period	533	533	533	533	533	533
VOYA SMALLCAP OPPORTUNITIES PORTFOLIO (CLASS I)
(Funds were first received in this option during October 2010)
Value at beginning of period	$24.40	$17.77	$15.62	$15.68	$14.09
Value at end of period	$25.45	$24.40	$17.77	$15.62	$15.68
Number of accumulation units outstanding at end of period	0	0	0	0	476
VOYA SMALL COMPANY PORTFOLIO (CLASS I)
Value at beginning of period	$23.64	$17.38	$15.36	$15.95	$12.99	$10.31	$15.14	$14.48	$12.55	$11.53
Value at end of period	$24.87	$23.64	$17.38	$15.36	$15.95	$12.99	$10.31	$15.14	$14.48	$12.55
Number of accumulation units outstanding at end of period	1,938	2,745	3,430	3,876	4,142	3,863	4,001	6,156	6,172	9,695
VOYA SOLUTION 2015 PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2005)
Value at beginning of period	$13.45	$12.49	$11.34	$11.57	$10.53	$8.72	$12.07	$11.68	$10.68	$10.42
Value at end of period	$14.05	$13.45	$12.49	$11.34	$11.57	$10.53	$8.72	$12.07	$11.68	$10.68
Number of accumulation units outstanding at end of period	2,874	2,875	2,873	3,050	2,669	5,760	5,338	3,673	3,092	3,090
VOYA SOLUTION 2025 PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2005)
Value at beginning of period	$14.07	$12.25	$10.93	$11.43	$10.17	$8.19	$12.53	$12.13	$10.91	$10.70
Value at end of period	$14.67	$14.07	$12.25	$10.93	$11.43	$10.17	$8.19	$12.53	$12.13	$10.91
Number of accumulation units outstanding at end of period	1,069	1,069	1,069	1,126	2,055	2,055	2,054	990	989	989

CFI 13

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VOYA SOLUTION 2035 PORTFOLIO (CLASS S)
(Funds were first received in this option during August 2007)
Value at beginning of period	$14.73	$12.39	$10.90	$11.57	$10.23	$8.07	$12.97	$12.66
Value at end of period	$15.37	$14.73	$12.39	$10.90	$11.57	$10.23	$8.07	$12.97
Number of accumulation units outstanding at end of period	1,655	1,557	1,338	959	606	2,485	2,324	2,200
VOYA SOLUTION 2045 PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2009)
Value at beginning of period	$15.10	$12.38	$10.86	$11.59	$10.19	$9.94
Value at end of period	$15.82	$15.10	$12.38	$10.86	$11.59	$10.19
Number of accumulation units outstanding at end of period	0	0	0	0	0	516
VOYA SOLUTION INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during July 2007)
Value at beginning of period	$13.29	$12.58	$11.60	$11.71	$10.81	$9.34	$11.35	$11.23
Value at end of period	$13.88	$13.29	$12.58	$11.60	$11.71	$10.81	$9.34	$11.35
Number of accumulation units outstanding at end of period	0	0	0	0	0	1,178	1,178	1,178
VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO (CLASS I)
Value at beginning of period	$14.80	$13.37	$12.06	$11.99	$10.93	$9.39	$12.44	$11.91	$11.13	$10.85
Value at end of period	$15.59	$14.80	$13.37	$12.06	$11.99	$10.93	$9.39	$12.44	$11.91	$11.13
Number of accumulation units outstanding at end of period	1,414	1,493	1,564	1,639	1,717	1,981	2,031	4,636	6,497	3,695
VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO (CLASS I)
Value at beginning of period	$15.92	$13.17	$11.60	$12.10	$10.83	$8.76	$13.87	$13.37	$11.96	$11.41
Value at end of period	$16.76	$15.92	$13.17	$11.60	$12.10	$10.83	$8.76	$13.87	$13.37	$11.96
Number of accumulation units outstanding at end of period	6,203	4,224	4,224	4,227	5,809	6,827	6,825	6,873	6,724	7,483
VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO (CLASS I)
Value at beginning of period	$15.29	$13.27	$11.83	$12.05	$10.89	$9.05	$13.19	$12.66	$11.53	$11.15
Value at end of period	$16.11	$15.29	$13.27	$11.83	$12.05	$10.89	$9.05	$13.19	$12.66	$11.53
Number of accumulation units outstanding at end of period	1,086	1,107	1,624	1,784	1,784	3,125	3,127	3,126	3,128	3,746
VY® AMERICAN CENTURY SMALL-MID CAP VALUE PORTFOLIO
(CLASS S)
Value at beginning of period	$23.89	$18.41	$16.03	$16.76	$13.91	$10.38	$14.31	$14.92	$13.09	$12.29
Value at end of period	$26.54	$23.89	$18.41	$16.03	$16.76	$13.91	$10.38	$14.31	$14.92	$13.09
Number of accumulation units outstanding at end of period	0	0	0	125	125	140	222	584	766	766
VY® BARON GROWTH PORTFOLIO (CLASS S)
Value at beginning of period	$25.88	$18.87	$15.97	$15.82	$12.66	$9.48	$16.35	$15.60	$13.71	$12.93
Value at end of period	$26.67	$25.88	$18.87	$15.97	$15.82	$12.66	$9.48	$16.35	$15.60	$13.71
Number of accumulation units outstanding at end of period	242	256	252	252	252	252	416	654	948	742
VY® CLARION GLOBAL REAL ESTATE PORTFOLIO (CLASS I)
(Funds were first received in this option during September 2008)
Value at beginning of period	$12.19	$11.87	$9.54	$10.18	$8.86	$6.71	$9.76
Value at end of period	$13.73	$12.19	$11.87	$9.54	$10.18	$8.86	$6.71
Number of accumulation units outstanding at end of period	1,096	1,126	1,156	1,183	2,312	2,321	2,320
VY® INVESCO COMSTOCK PORTFOLIO (CLASS S)
Value at beginning of period	$18.61	$13.96	$11.92	$12.32	$10.84	$8.54	$13.61	$14.10	$12.33	$12.06
Value at end of period	$20.06	$18.61	$13.96	$11.92	$12.32	$10.84	$8.54	$13.61	$14.10	$12.33
Number of accumulation units outstanding at end of period	934	916	1,777	2,823	3,895	3,665	3,977	4,392	5,025	4,055
VY® INVESCO EQUITY AND INCOME PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$16.61	$13.46	$12.08	$12.37	$11.15	$9.20	$12.16	$11.89	$10.69	$9.98
Value at end of period	$17.87	$16.61	$13.46	$12.08	$12.37	$11.15	$9.20	$12.16	$11.89	$10.69
Number of accumulation units outstanding at end of period	27,886	27,556	25,236	26,022	13,887	15,282	18,209	23,379	35,175	33,215
VY® JPMORGAN MID CAP VALUE PORTFOLIO (CLASS S)
Value at beginning of period	$23.45	$18.05	$15.23	$15.15	$12.47	$10.05	$15.20	$15.04	$13.07	$12.20
Value at end of period	$26.63	$23.45	$18.05	$15.23	$15.15	$12.47	$10.05	$15.20	$15.04	$13.07
Number of accumulation units outstanding at end of period	1,176	1,176	1,795	619	1,191	1,192	1,691	1,803	1,574	1,670

CFI 14

Condensed Financial Information (continued)

	2014	2013	2012	2011	2010	2009	2008	2007	2006	2005
VY® OPPENHEIMER GLOBAL PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$18.21	$14.51	$12.07	$13.31	$11.61	$8.42	$14.29	$13.57	$11.65	$10.01
Value at end of period	$18.41	$18.21	$14.51	$12.07	$13.31	$11.61	$8.42	$14.29	$13.57	$11.65
Number of accumulation units outstanding at end of period	17,200	18,052	21,550	26,172	30,879	36,078	37,415	64,751	72,127	76,110
VY® PIONEER HIGH YIELD PORTFOLIO (CLASS I)
(Funds were first received in this option during November 2009)
Value at beginning of period	$18.71	$16.87	$14.70	$14.99	$12.75	$12.31
Value at end of period	$18.55	$18.71	$16.87	$14.70	$14.99	$12.75
Number of accumulation units outstanding at end of period	1	0	0	0	37	834
VY® T. ROWE PRICE DIVERSIFIED MID CAP GROWTH PORTFOLIO
(CLASS I)
(Funds were first received in this option during April 2005)
Value at beginning of period	$20.08	$15.04	$13.12	$13.79	$10.87	$7.52	$13.39	$11.95	$11.09	$9.93
Value at end of period	$22.18	$20.08	$15.04	$13.12	$13.79	$10.87	$7.52	$13.39	$11.95	$11.09
Number of accumulation units outstanding at end of period	9,065	10,067	10,521	11,092	13,349	15,255	17,666	18,121	23,875	27,484
VY® T. ROWE PRICE EQUITY INCOME PORTFOLIO (CLASS S)
(Funds were first received in this option during November 2005)
Value at beginning of period	$17.99	$14.04	$12.13	$12.53	$10.92	$8.85	$13.93	$13.69	$11.64	$11.37
Value at end of period	$19.09	$17.99	$14.04	$12.13	$12.39	$10.92	$8.85	$13.93	$13.69	$11.64
Number of accumulation units outstanding at end of period	1,165	1,165	1,165	1,165	0	0	0	2,912	2,912	2,912
VY® T. ROWE PRICE GROWTH EQUITY PORTFOLIO (CLASS I)
Value at beginning of period	$21.07	$15.32	$13.05	$13.35	$11.57	$8.20	$14.36	$13.23	$11.83	$11.28
Value at end of period	$22.62	$21.07	$15.32	$13.05	$13.35	$11.57	$8.20	$14.36	$13.23	$11.83
Number of accumulation units outstanding at end of period	2,982	5,508	5,753	5,202	6,388	7,774	7,794	10,691	14,061	16,798
VY® TEMPLETON FOREIGN EQUITY PORTFOLIO (CLASS I)
(Funds were first received in this option during April 2008)
Value at beginning of period	$10.69	$9.00	$7.66	$8.82	$8.20	$6.28	$10.20
Value at end of period	$9.86	$10.69	$9.00	$7.66	$8.82	$8.20	$6.28
Number of accumulation units outstanding at end of period	14,922	40,433	41,167	41,332	44,096	45,068	47,388
WANGER SELECT
(Funds were first received in this option during October 2005)
Value at beginning of period	$21.53	$16.20	$13.85	$17.04	$13.63	$8.30	$16.51	$15.28	$12.93	$11.75
Value at end of period	$21.93	$21.53	$16.20	$13.85	$17.04	$13.63	$8.30	$16.51	$15.28	$12.93
Number of accumulation units outstanding at end of period	0	0	0	0	0	0	0	2,934	2,123	2,097
WANGER USA
(Funds were first received in this option during May 2006)
Value at beginning of period	$22.46	$17.00	$14.34	$15.05	$12.35	$8.80	$14.77	$14.19	$13.81
Value at end of period	$23.24	$22.46	$17.00	$14.34	$15.05	$12.35	$8.80	$14.77	$14.19
Number of accumulation units outstanding at end of period	549	549	0	0	0	0	0	0	1,397

CFI 15

Please attach to your application

I hereby acknowledge receipt of a Variable Annuity Account C Individual Variable Annuity Contract Prospectus dated May 1, 2015 for Individual Retirement Annuities and Simplified Employee Pension Plans.

___ Please send a Variable Annuity Account C Statement of Additional Information (Form No. SAI.75988-15) dated May 1, 2015.

CONTRACT HOLDER’S SIGNATURE

DATE

PRO.75988-15

PART B

VARIABLE ANNUITY ACCOUNT C
OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY

Statement of Additional Information dated May 1, 2015

VOYA PENSION IRA
Individual Deferred Fixed or Variable Annuity Contracts for Individual
Retirement Annuities under Section 408(b), Roth Individual
Retirement Annuities under Section 408A and Simplified
Employee Pension Plans under Section 408(k)

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account C (the “separate account”) dated May 1, 2015.

A free prospectus is available upon request from the local Voya Retirement Insurance and Annuity Company office or by writing to or calling:
Customer Service
Defined Contribution Administration,
P.O. Box 990063
Hartford, CT 06199-0063
1-800-262-3862

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional
Information shall have the same meaning as in the prospectus.

TABLE OF CONTENTS

		Page

General Information and History		2
Variable Annuity Account C		2
Offering and Purchase of Contracts		3
Income Phase Payments		3
Sales Material and Advertising		4
Experts		5
Financial Statements of the Separate Account	S	-1
Consolidated Financial Statements of Voya Retirement Insurance and Annuity Company	C	-1

1

GENERAL INFORMATION AND HISTORY

Voya Retirement Insurance and Annuity Company (the “Company,” “we,” “us,” “our”) issues the contracts described in this prospectus and is responsible for providing each contract’s insurance and annuity benefits. All guarantees and benefits provided under the contracts that are not related to the separate account are subject to the claims paying ability of the Company and our general account. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance
Company, an Arkansas life insurance company organized in 1954). Prior to January 1, 2002, the Company was
known as Aetna Life Insurance and Annuity Company. From January 1, 2002 until August 31, 2014, the Company was known as ING Life Insurance and Annuity Company.

We are an indirect, wholly owned subsidiary of Voya Financial, Inc. (“Voya® ”), which until April 7, 2014, was known as ING U.S., Inc. In May 2013 the common stock of Voya began trading on the New York Stock Exchange under the symbol “VOYA” and Voya completed its initial public offering of common stock.

Prior to March 9, 2015, Voya was an affiliate of ING Groep N.V. (“ING”), a global financial institution active in the fields of insurance, banking and asset management. On March 9, 2015, ING completed a public secondary offering of Voya common stock (the “March 2015 Offering”) and also completed the sale of Voya common stock to
Voya pursuant to the terms of a share repurchase agreement (the “March 2015 Direct Share Buyback”) (the March
2015 Offering and the March 2015 Direct Share Buyback collectively, the “March 2015 Transactions”). Upon completion of the March 2015 Transactions, ING has exited its stake in Voya common stock. As a result of the completion of the March 2015 Transactions, ING has satisfied the provisions of its agreement with the European
Union regarding the divestment of its U.S. insurance and investment operations, which required ING to divest 100%
of its ownership interest in Voya together with its subsidiaries, including the Company by the end of 2016.

The Company serves as the depositor for the separate account.

Other than the mortality and expense risk charge and administrative expense charge, if any, described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the
Company does receive compensation for certain administrative costs or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See “FEES” in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term “contract(s)” refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange
Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds offered under the contract. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

A complete description of each of the funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the funds.

2

OFFERING AND PURCHASE OF CONTRACTS

The Company’s subsidiary, Voya Financial Partners, LLC serves as the principal underwriter for the contracts. Voya
Financial Partners, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. Voya
Financial Partners, LLC is also a member of the Financial Industry Regulatory Authority (“FINRA”), and the
Securities Investor Protection Corporation (“SIPC”). Voya Financial Partners, LLC’s principal office is located at
One Orange Way, Windsor, Connecticut 06095-4774. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of Voya Financial Partners, LLC or of other registered broker-dealers who have entered into sales arrangements with Voya Financial Partners, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled “CONTRACT PURCHASE” and “YOUR ACCOUNT VALUE.” The contracts are no longer available for new sales. Existing contracts will continue to accept additional purchase payments subject to the terms of the contract.

Compensation paid to the principal underwriter, Voya Financial Partners, LLC, for the years ending
December 31, 2014, 2013 and 2012amounted to $50,785,659.69, $54,391,135.63 and $54,904,926.87, respectively.
These amounts reflect compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity
Account C of the Company.

INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see “INCOME PHASE” in the prospectus), the value of your account is determined using accumulation unit values as of the 10th valuation day before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the income phase payment option and investment options elected.

The Annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. When you select variable income payments, your account value purchases annuity units (“Annuity Units”) of the separate account subaccounts corresponding to the funds you select. The number of
Annuity Units purchased is based on your account value and the value of each Annuity Unit on the day the Annuity
Units are purchased. Thereafter, variable income phase payments fluctuate as the annuity unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending upon the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first income phase payment, but income phase payments will increase thereafter only to the extent that the investment performance of the subaccounts you selected is greater than
5% annually, after deduction of fees. Income phase payments would decline if the performance was less than 5%.
Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the performance of the subaccounts selected.

When the income phase begins, the annuitant is credited with a fixed number of annuity units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first income phase payment based on a particular investment option, and (b) is the then current annuity unit value for that investment option. As noted, annuity unit values fluctuate from one valuation to the next (see “YOUR ACCOUNT VALUE” in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a 10 valuation lag which gives the Company time to process income phase payments) and a mathematical adjustment which offsets the assumed net investment rate of
3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

3

EXAMPLE:
Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract and that the value of an accumulation unit for the 10th valuation prior to retirement was
$13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity option table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1000 of value applied; the annuitant’s first monthly income phase payment would thus be $40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an annuity unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of annuity units is determined to be 20.414. The value of this number of annuity units will be paid in each subsequent month.

Suppose there were 30 days between the initial and second payment valuation dates. If the net investment factor with respect to the appropriate subaccount is 1.0032737 as of the 10th valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9971779*= .9999058^30 (to take into account 30 days of the assumed net investment rate of 3.5% per annum built into the number of annuity units determined above)
produces a result of 1.000442. This is then multiplied by the annuity unit value for the prior valuation (assume such value to be $13.400000) to produce an annuity unit value of $13.405928 for the valuation occurring when the second income phase payment is due.

The second monthly income phase payment is then determined by multiplying the number of annuity units by the current annuity unit value, or 20.414 times $13.405928, which produces an income phase payment of $273.67.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9959968= .9998663^30.

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts.
We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor’s 500 Stock Index and the Dow Jones
Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor’s Corporation and
Moody’s Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar, Inc. and Lipper Analytical Services, Inc. which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable

4

investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contract and the characteristics of and market for such financial instruments.

EXPERTS

The statements of assets and liabilities of Variable Annuity Account C as of December 31, 2014, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements, and the consolidated financial statements of the Company as of December 31, 2014 and 2013, and for each of the three years in the period ended December 31, 2014, included in the Statement of Additional Information, have been audited by
Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

The primary business address of Ernst & Young LLP is Suite 1000, 55 Ivan Allen Jr. Boulevard, Atlanta, GA
30308 .

5

FINANCIAL STATEMENTS
Variable Annuity Account C of
Voya Retirement Insurance and Annuity Company
Year Ended December 31, 2014
with Report of Independent Registered Public Accounting Firm

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VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Financial Statements
Year Ended December 31, 2014

This page intentionally left blank.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Participants
Voya Retirement Insurance and Annuity Company

We have audited the accompanying financial statements of Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (the “Account”), which comprise the statements of assets and liabilities of each of the investment divisions disclosed in Note 1 as of December 31, 2014, and the related statements of operations for the year or period then ended, and the statements of changes in net assets for the years or periods ended December 31, 2014 and 2013. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the transfer agents or fund companies. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the investment divisions disclosed in Note 1 constituting Variable Annuity Account C of Voya Retirement Insurance and Annuity Company at December 31, 2014, the results of their operations for the year or period then ended, and the changes in their net assets for the years or periods ended December 31, 2014 and 2013, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia
April 9, 2015

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Invesco Floating Rate Fund - Class R5	Invesco Mid Cap Core Equity Fund - Class A	Invesco Small Cap Growth Fund - Class A	Invesco International Growth Fund - Class R5	Invesco Endeavor Fund - Class A
Assets
Investments in mutual funds
at fair value	$32	$4,057	$90	$408	$51
Total assets	32	4,057	90	408	51
Net assets	$32	$4,057	$90	$408	$51

Net assets
Accumulation units	$32	$4,057	$90	$408	$51
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$32	$4,057	$90	$408	$51

Total number of mutual fund shares	4,096	172,507	2,507	12,471	2,476

Cost of mutual fund shares	$32	$4,057	$92	$416	$50
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Invesco Global Health Care Fund - Investor Class	Invesco High Yield Fund - Class R5	Invesco American Value Fund - Class R5	Invesco Energy Fund - Class R5	Invesco Small Cap Value Fund - Class A
Assets
Investments in mutual funds
at fair value	$442	$35	$231	$—	$423
Total assets	442	35	231	—	423
Net assets	$442	$35	$231	$—	$423

Net assets
Accumulation units	$442	$35	$231	$—	$423
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$442	$35	$231	$—	$423

Total number of mutual fund shares	10,300	8,142	5,860	13	21,558

Cost of mutual fund shares	$394	$36	$245	$—	$428

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Invesco V.I. American Franchise Fund - Series I Shares	Invesco V.I. Core Equity Fund - Series I Shares	Alger Capital Appreciation Fund - Class A	Alger Green Fund - Class A	AllianceBernstein Growth and Income Fund - Class A
Assets
Investments in mutual funds
at fair value	$27,172	$39,632	$1,335	$3,775	$201
Total assets	27,172	39,632	1,335	3,775	201
Net assets	$27,172	$39,632	$1,335	$3,775	$201

Net assets
Accumulation units	$27,077	$39,107	$1,335	$3,775	$201
Contracts in payout (annuitization)	95	525	—	—	—
Total net assets	$27,172	$39,632	$1,335	$3,775	$201

Total number of mutual fund shares	495,117	966,404	65,014	415,755	36,571

Cost of mutual fund shares	$19,487	$25,800	$1,264	$3,495	$140

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	AllianceBernstein Growth and Income Portfolio - Class A	AllianzGI NFJ Dividend Value Fund - Class A	AllianzGI NFJ Large-Cap Value Fund - Institutional Class	AllianzGI NFJ Small-Cap Value Fund - Class A	Amana Growth Fund - Investor Class
Assets
Investments in mutual funds
at fair value	$443	$261	$27	$548	$42,462
Total assets	443	261	27	548	42,462
Net assets	$443	$261	$27	$548	$42,462

Net assets
Accumulation units	$443	$261	$27	$548	$42,462
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$443	$261	$27	$548	$42,462

Total number of mutual fund shares	14,763	15,263	1,255	21,302	1,239,417

Cost of mutual fund shares	$350	$173	$19	$621	$34,110

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Amana Income Fund - Investor Class	American Balanced Fund® - Class R-3	American Beacon Small Cap Value Fund - Investor Class	American Century Investments® Inflation-Adjusted Bond Fund - Investor Class	American Century Investments® Income & Growth Fund - A Class
Assets
Investments in mutual funds
at fair value	$74,812	$7,317	$64	$29,023	$10,906
Total assets	74,812	7,317	64	29,023	10,906
Net assets	$74,812	$7,317	$64	$29,023	$10,906

Net assets
Accumulation units	$74,812	$7,317	$64	$29,023	$10,906
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$74,812	$7,317	$64	$29,023	$10,906

Total number of mutual fund shares	1,604,041	296,832	2,614	2,497,708	288,453

Cost of mutual fund shares	$55,806	$5,626	$65	$32,179	$8,069

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Fundamental InvestorsSM - Class R-3	Fundamental InvestorsSM - Class R-4	American Funds American Mutual Fund® - Class R-4	Ariel Appreciation Fund - Investor Class	Ariel Fund - Investor Class
Assets
Investments in mutual funds
at fair value	$2,170	$67,392	$2,154	$697	$11,912
Total assets	2,170	67,392	2,154	697	11,912
Net assets	$2,170	$67,392	$2,154	$697	$11,912

Net assets
Accumulation units	$2,170	$67,392	$2,154	$697	$11,912
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$2,170	$67,392	$2,154	$697	$11,912

Total number of mutual fund shares	41,787	1,297,001	58,179	12,992	165,863

Cost of mutual fund shares	$1,865	$53,228	$2,030	$629	$11,361

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Artisan International Fund - Investor Shares	Aston/Fairpointe Mid Cap Fund - Class N	BlackRock Equity Dividend Fund - Investor A Shares	BlackRock Mid Cap Value Opportunities Fund - Institutional Shares	BlackRock Mid Cap Value Opportunities Fund - Investor A Shares
Assets
Investments in mutual funds
at fair value	$13,092	$47,419	$1,697	$21	$16,783
Total assets	13,092	47,419	1,697	21	16,783
Net assets	$13,092	$47,419	$1,697	$21	$16,783

Net assets
Accumulation units	$13,092	$47,419	$1,697	$21	$16,783
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$13,092	$47,419	$1,697	$21	$16,783

Total number of mutual fund shares	436,993	1,165,376	68,170	954	785,737

Cost of mutual fund shares	$11,963	$49,158	$1,431	$23	$16,722

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Bond Fund of AmericaSM - Class R-4	Calvert VP SRI Balanced Portfolio	Capital World Growth & Income FundSM - Class R-3	Cohen & Steers Realty Shares, Inc.	ColumbiaSM Acorn® Fund - Class A Shares
Assets
Investments in mutual funds
at fair value	$9,317	$53,491	$775	$6,678	$100
Total assets	9,317	53,491	775	6,678	100
Net assets	$9,317	$53,491	$775	$6,678	$100

Net assets
Accumulation units	$9,317	$53,259	$775	$6,678	$100
Contracts in payout (annuitization)	—	232	—	—	—
Total net assets	$9,317	$53,491	$775	$6,678	$100

Total number of mutual fund shares	727,347	26,080,451	16,908	86,879	3,301

Cost of mutual fund shares	$9,181	$48,653	$627	$6,247	$99

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	ColumbiaSM Acorn® Fund - Class Z Shares	Columbia Mid Cap Value Fund - Class A Shares	Columbia Mid Cap Value Fund - Class Z Shares	CRM Mid Cap Value Fund - Investor Shares	Davis Financial Fund - Class Y
Assets
Investments in mutual funds
at fair value	$58	$10,416	$2	$288	$—
Total assets	58	10,416	2	288	—
Net assets	$58	$10,416	$2	$288	$—

Net assets
Accumulation units	$58	$10,416	$2	$288	$—
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$58	$10,416	$2	$288	$—

Total number of mutual fund shares	1,829	611,990	108	10,416	4

Cost of mutual fund shares	$58	$10,354	$2	$295	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Delaware Diversified Income Fund - Class A	Delaware Small Cap Value Fund - Class A	Deutsche Small Cap Growth Fund - Class S	Dodge & Cox International Stock Fund	Dodge & Cox Stock Fund
Assets
Investments in mutual funds
at fair value	$4,462	$692	$24	$393	$302
Total assets	4,462	692	24	393	302
Net assets	$4,462	$692	$24	$393	$302

Net assets
Accumulation units	$4,462	$692	$24	$393	$302
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$4,462	$692	$24	$393	$302

Total number of mutual fund shares	496,961	13,174	805	9,333	1,669

Cost of mutual fund shares	$4,486	$710	$25	$338	$283

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Deutsche Equity 500 Index Fund - Class S	Eaton Vance Large-Cap Value Fund - Class R Shares	EuroPacific Growth Fund® - Class R-3	EuroPacific Growth Fund® - Class R-4	Fidelity Advisor® New Insights Fund - Institutional Class
Assets
Investments in mutual funds
at fair value	$746	$93	$7,100	$295,528	$934
Total assets	746	93	7,100	295,528	934
Net assets	$746	$93	$7,100	$295,528	$934

Net assets
Accumulation units	$746	$93	$7,100	$295,528	$934
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$746	$93	$7,100	$295,528	$934

Total number of mutual fund shares	3,353	4,958	153,539	6,388,423	34,408

Cost of mutual fund shares	$529	$104	$6,075	$259,634	$916

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$301,864	$292,498	$12,151	$29,883	$1,379,550
Total assets	301,864	292,498	12,151	29,883	1,379,550
Net assets	$301,864	$292,498	$12,151	$29,883	$1,379,550

Net assets
Accumulation units	$297,811	$291,652	$12,104	$29,883	$1,370,137
Contracts in payout (annuitization)	4,053	846	47	—	9,413
Total net assets	$301,864	$292,498	$12,151	$29,883	$1,379,550

Total number of mutual fund shares	12,437,722	4,607,714	2,201,346	1,598,032	36,925,866

Cost of mutual fund shares	$271,382	$147,172	$12,819	$26,271	$1,010,211

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Mid Cap Portfolio - Initial Class	Fidelity® VIP Asset Manager Portfolio - Initial Class	Franklin Mutual Global Discovery Fund - Class R	Franklin Biotechnology Discovery Fund - Advisor Class
Assets
Investments in mutual funds
at fair value	$176,091	$29,464	$22,661	$2,593	$97
Total assets	176,091	29,464	22,661	2,593	97
Net assets	$176,091	$29,464	$22,661	$2,593	$97

Net assets
Accumulation units	$176,091	$29,464	$22,661	$2,593	$97
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$176,091	$29,464	$22,661	$2,593	$97

Total number of mutual fund shares	846,103	781,959	1,321,362	79,971	565

Cost of mutual fund shares	$116,686	$23,948	$19,215	$2,395	$93

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Franklin Natural Resources Fund - Advisor Class	Franklin Small-Mid Cap Growth Fund - Class A	Franklin Small Cap Value VIP Fund - Class 2	Goldman Sachs Growth Opportunities Fund - Class IR Shares	Growth Fund of America® - Class R-3
Assets
Investments in mutual funds
at fair value	$3	$306	$132,108	$3	$16,720
Total assets	3	306	132,108	3	16,720
Net assets	$3	$306	$132,108	$3	$16,720

Net assets
Accumulation units	$3	$306	$130,622	$3	$16,720
Contracts in payout (annuitization)	—	—	1,486	—	—
Total net assets	$3	$306	$132,108	$3	$16,720

Total number of mutual fund shares	94	8,461	5,918,839	113	397,894

Cost of mutual fund shares	$4	$327	$91,051	$3	$12,837

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Growth Fund of America® - Class R-4	The Hartford Capital Appreciation Fund - Class R4	The Hartford Dividend And Growth Fund - Class R4	Income Fund of America® - Class R-3	Ivy Science and Technology Fund - Class Y
Assets
Investments in mutual funds
at fair value	$380,060	$—	$5	$2,622	$31
Total assets	380,060	—	5	2,622	31
Net assets	$380,060	$—	$5	$2,622	$31

Net assets
Accumulation units	$380,060	$—	$5	$2,622	$31
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$380,060	$—	$5	$2,622	$31

Total number of mutual fund shares	8,970,020	2	187	121,917	546

Cost of mutual fund shares	$280,678	$—	$5	$2,243	$31

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Janus Aspen Series Balanced Portfolio - Institutional Shares	Janus Aspen Series Enterprise Portfolio - Institutional Shares	Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	Janus Aspen Series Global Research Portfolio - Institutional Shares	Janus Aspen Series Janus Portfolio - Institutional Shares
Assets
Investments in mutual funds
at fair value	$147	$282	$40	$102	$82
Total assets	147	282	40	102	82
Net assets	$147	$282	$40	$102	$82

Net assets
Accumulation units	$147	$282	$40	$102	$82
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$147	$282	$40	$102	$82

Total number of mutual fund shares	4,690	4,567	3,329	2,472	2,280

Cost of mutual fund shares	$126	$173	$41	$71	$56

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	JPMorgan Equity Income Fund - Select Class Shares	JPMorgan Government Bond Fund - Select Class Shares	Lazard Emerging Markets Equity Portfolio - Open Shares	Lazard U.S. Mid Cap Equity Portfolio - Open Shares	ClearBridge Aggressive Growth Fund - Class I
Assets
Investments in mutual funds
at fair value	$68	$426	$—	$4,184	$96
Total assets	68	426	—	4,184	96
Net assets	$68	$426	$—	$4,184	$96

Net assets
Accumulation units	$68	$426	$—	$4,184	$96
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$68	$426	$—	$4,184	$96

Total number of mutual fund shares	4,746	38,935	2	225,560	435

Cost of mutual fund shares	$66	$432	$—	$3,145	$95

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	LKCM Aquinas Growth Fund	Loomis Sayles Small Cap Value Fund - Retail Class	Loomis Sayles Limited Term Government and Agency Fund - Class Y	Loomis Sayles Value Fund - Class Y	Lord Abbett Developing Growth Fund - Class A
Assets
Investments in mutual funds
at fair value	$348	$14,315	$373	$—	$274
Total assets	348	14,315	373	—	274
Net assets	$348	$14,315	$373	$—	$274

Net assets
Accumulation units	$348	$14,315	$373	$—	$274
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$348	$14,315	$373	—	$274

Total number of mutual fund shares	20,200	419,929	32,031	6	12,338

Cost of mutual fund shares	$330	$12,968	$374	$—	$287

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Lord Abbett Core Fixed Income Fund - Class A	Lord Abbett Mid Cap Stock Fund - Class A	Lord Abbett Small Cap Value Fund - Class A	Lord Abbett Fundamental Equity Fund - Class A	Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC
Assets
Investments in mutual funds
at fair value	$1,258	$1,155	$1,254	$265	$104,586
Total assets	1,258	1,155	1,254	265	104,586
Net assets	$1,258	$1,155	$1,254	$265	$104,586

Net assets
Accumulation units	$1,258	$1,155	$1,254	$265	$103,710
Contracts in payout (annuitization)	—	—	—	—	876
Total net assets	$1,258	$1,155	$1,254	$265	$104,586

Total number of mutual fund shares	113,360	44,653	47,720	19,674	4,019,437

Cost of mutual fund shares	$1,257	$751	$1,401	$282	$67,455

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	MainStay Large Cap Growth Fund - Class R3	Massachusetts Investors Growth Stock Fund - Class A	Metropolitan West Total Return Bond Fund - Class M Shares	MFS® New Discovery Fund - Class R3	MFS® International Value Fund - Class R3
Assets
Investments in mutual funds
at fair value	$2	$722	$10,611	$1	$13
Total assets	2	722	10,611	1	13
Net assets	$2	$722	$10,611	$1	$13

Net assets
Accumulation units	$2	$722	$10,611	$1	$13
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$2	$722	$10,611	$1	$13

Total number of mutual fund shares	158	29,451	972,568	35	404

Cost of mutual fund shares	$2	$573	$10,455	$1	$14

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Neuberger Berman Genesis Fund - Trust Class	Neuberger Berman Socially Responsive Fund - Trust Class	New Perspective Fund® - Class R-3	New Perspective Fund® - Class R-4	American Funds New World Fund® - Class R-4
Assets
Investments in mutual funds
at fair value	$473	$13,345	$2,112	$121,851	$27
Total assets	473	13,345	2,112	121,851	27
Net assets	$473	$13,345	$2,112	$121,851	$27

Net assets
Accumulation units	$473	$13,345	$2,112	$121,851	$27
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$473	$13,345	$2,112	$121,851	$27

Total number of mutual fund shares	7,987	625,929	59,351	3,397,963	503

Cost of mutual fund shares	$484	$12,709	$1,844	$97,099	$30

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Nuveen Global Infrastructure Fund - Class I	Nuveen U.S. Infrastructure Income Fund - Class I	Oppenheimer Capital Appreciation Fund - Class A	Oppenheimer Developing Markets Fund - Class A	Oppenheimer Developing Markets Fund - Class Y
Assets
Investments in mutual funds
at fair value	$1,197	$204	$104	$249,694	$38,711
Total assets	1,197	204	104	249,694	38,711
Net assets	$1,197	$204	$104	$249,694	$38,711

Net assets
Accumulation units	$1,197	$204	$104	$249,694	$38,711
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,197	$204	$104	$249,694	$38,711

Total number of mutual fund shares	111,134	10,021	1,760	7,029,682	1,104,129

Cost of mutual fund shares	$1,281	$203	$90	$181,324	$36,740

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Oppenheimer Gold & Special Minerals Fund - Class A	Oppenheimer International Bond Fund - Class A	Oppenheimer International Growth Fund - Class Y	Oppenheimer International Small Company Fund - Class Y	Oppenheimer Discovery Mid Cap Growth Fund/VA
Assets
Investments in mutual funds
at fair value	$21	$57	$10	$12	$15
Total assets	21	57	10	12	15
Net assets	$21	$57	$10	$12	$15

Net assets
Accumulation units	$21	$57	$10	$12	$—
Contracts in payout (annuitization)	—	—	—	—	15
Total net assets	$21	$57	$10	$12	$15

Total number of mutual fund shares	1,556	9,555	281	384	187

Cost of mutual fund shares	$32	$58	$10	$12	$15
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Oppenheimer Global Fund/VA	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund®/VA	Parnassus Small Cap FundSM
Assets
Investments in mutual funds
at fair value	$222	$98	$74	$28,354	$—
Total assets	222	98	74	28,354	—
Net assets	$222	$98	$74	$28,354	$—

Net assets
Accumulation units	$222	$98	$—	$28,354	$—
Contracts in payout (annuitization)	—	—	74	—	—
Total net assets	$222	$98	$74	$28,354	$—

Total number of mutual fund shares	5,609	18,504	2,205	1,067,539	—

Cost of mutual fund shares	$149	$98	$48	$23,921	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Parnassus Core Equity FundSM - Investor Shares	Pax World Balanced Fund - Individual Investor Class	PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	PIMCO Real Return Portfolio - Administrative Class	Pioneer Equity Income Fund - Class Y Shares
Assets
Investments in mutual funds
at fair value	$17,371	$44,918	$14	$127,404	$8,438
Total assets	17,371	44,918	14	127,404	8,438
Net assets	$17,371	$44,918	$14	$127,404	$8,438

Net assets
Accumulation units	$17,371	$44,918	$14	$127,404	$8,438
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$17,371	$44,918	$14	$127,404	$8,438

Total number of mutual fund shares	426,899	1,895,271	3,237	9,945,646	243,372

Cost of mutual fund shares	$15,734	$42,102	$16	$140,850	$8,157

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Pioneer High Yield Fund - Class A Shares	Pioneer Strategic Income Fund - Class A Shares	Pioneer Emerging Markets VCT Portfolio - Class I	Pioneer Equity Income VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I Shares
Assets
Investments in mutual funds
at fair value	$2,023	$1,354	$10,371	$9	$23,270
Total assets	2,023	1,354	10,371	9	23,270
Net assets	$2,023	$1,354	$10,371	$9	$23,270

Net assets
Accumulation units	$2,023	$1,354	$10,371	$9	$23,270
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$2,023	$1,354	$10,371	$9	$23,270

Total number of mutual fund shares	207,743	126,170	478,125	311	2,411,380

Cost of mutual fund shares	$2,144	$1,407	$12,818	$9	$25,157

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Prudential Jennison Utility Fund - Class Z	Columbia Diversified Equity Income Fund - Class K Shares	Columbia Diversified Equity Income Fund - Class R4 Shares	Royce Total Return Fund - K Class	SMALLCAP World Fund® - Class R-4
Assets
Investments in mutual funds
at fair value	$23	$10,975	$114	$2	$11,841
Total assets	23	10,975	114	2	11,841
Net assets	$23	$10,975	$114	$2	$11,841

Net assets
Accumulation units	$23	$10,975	$114	$2	$11,841
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$23	$10,975	$114	$2	$11,841

Total number of mutual fund shares	1,480	784,517	8,170	151	263,307

Cost of mutual fund shares	$25	$9,012	$88	$2	$11,292

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	T. Rowe Price Mid-Cap Value Fund - R Class	T. Rowe Price Value Fund - Advisor Class	Templeton Foreign Fund - Class A	Templeton Global Bond Fund - Advisor Class	Templeton Global Bond Fund - Class A
Assets
Investments in mutual funds
at fair value	$1,035	$330	$1,602	$38,088	$180,054
Total assets	1,035	330	1,602	38,088	180,054
Net assets	$1,035	$330	$1,602	$38,088	$180,054

Net assets
Accumulation units	$1,035	$330	$1,602	$38,088	$180,054
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,035	$330	$1,602	$38,088	$180,054

Total number of mutual fund shares	36,494	9,653	229,800	3,069,152	14,450,595

Cost of mutual fund shares	$876	$278	$1,665	$40,341	$188,668

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Third Avenue Real Estate Value Fund - Institutional Class	Thornburg International Value Fund - Class R4	USAA Precious Metals and Minerals Fund - Adviser Shares	Diversified Value Portfolio	Equity Income Portfolio
Assets
Investments in mutual funds
at fair value	$4	$45	$9,095	$116	$249
Total assets	4	45	9,095	116	249
Net assets	$4	$45	$9,095	$116	$249

Net assets
Accumulation units	$4	$45	$9,095	$116	$249
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$4	$45	$9,095	$116	$249

Total number of mutual fund shares	117	1,682	776,044	6,194	10,798

Cost of mutual fund shares	$4	$46	$11,443	$82	$189

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Small Company Growth Portfolio	Victory Integrity Small-Cap Value Fund - Class Y Shares	Victory Small Company Opportunity Fund - Class R	Voya Balanced Portfolio - Class I	Voya Growth Opportunities Fund - Class A
Assets
Investments in mutual funds
at fair value	$24	$6	$25	$299,629	$100
Total assets	24	6	25	299,629	100
Net assets	$24	$6	$25	$299,629	$100

Net assets
Accumulation units	$24	$6	$25	$281,841	$100
Contracts in payout (annuitization)	—	—	—	17,788	—
Total net assets	$24	$6	$25	$299,629	$100

Total number of mutual fund shares	985	167	660	20,466,452	3,188

Cost of mutual fund shares	$21	$6	$23	$245,763	$91

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Large Cap Value Fund - Class A	Voya Real Estate Fund - Class A	Voya GNMA Income Fund - Class A	Voya Intermediate Bond Fund - Class A	Voya Intermediate Bond Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$7	$2,025	$3,484	$1,774	$351,128
Total assets	7	2,025	3,484	1,774	351,128
Net assets	$7	$2,025	$3,484	$1,774	$351,128

Net assets
Accumulation units	$7	$2,025	$3,484	$1,774	$337,109
Contracts in payout (annuitization)	—	—	—	—	14,019
Total net assets	$7	$2,025	$3,484	$1,774	$351,128

Total number of mutual fund shares	524	102,157	401,397	175,596	27,219,230

Cost of mutual fund shares	$7	$1,557	$3,590	$1,767	$339,985

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Intermediate Bond Portfolio - Class S	Voya Global Perspectives Portfolio - Class I	Voya Global Resources Portfolio - Institutional Class	Voya Global Resources Portfolio - Service Class	Voya High Yield Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$981	$922	$25	$82,002	$44
Total assets	981	922	25	82,002	44
Net assets	$981	$922	$25	$82,002	$44

Net assets
Accumulation units	$981	$922	$25	$82,002	$44
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$981	$922	$25	$82,002	$44

Total number of mutual fund shares	76,465	83,865	1,341	4,454,226	4,309

Cost of mutual fund shares	$975	$927	$31	$82,838	$45

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya High Yield Portfolio - Institutional Class	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$31,277	$24,624	$210	$434,528	$5,413
Total assets	31,277	24,624	210	434,528	5,413
Net assets	$31,277	$24,624	$210	$434,528	$5,413

Net assets
Accumulation units	$31,277	$24,624	$210	$433,537	$5,413
Contracts in payout (annuitization)	—	—	—	991	—
Total net assets	$31,277	$24,624	$210	$434,528	$5,413

Total number of mutual fund shares	3,093,667	2,438,062	11,014	21,672,218	274,496

Cost of mutual fund shares	$32,656	$25,553	$156	$351,368	$5,087

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Large Cap Value Portfolio - Adviser Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Adviser Class	Voya Multi-Manager Large Cap Core Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$24	$384,229	$1,681	$19	$17,240
Total assets	24	384,229	1,681	19	17,240
Net assets	$24	$384,229	$1,681	$19	$17,240

Net assets
Accumulation units	$24	$380,027	$1,681	$19	$16,970
Contracts in payout (annuitization)	—	4,202	—	—	270
Total net assets	$24	$384,229	$1,681	$19	$17,240

Total number of mutual fund shares	1,965	30,738,309	135,920	1,884	1,103,004

Cost of mutual fund shares	$21	$290,786	$1,665	$19	$13,356

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Multi-Manager Large Cap Core Portfolio - Service Class	Voya U.S. Bond Index Portfolio - Class I	Voya U.S. Stock Index Portfolio - Institutional Class	VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	VY® Clarion Global Real Estate Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$382	$12,284	$19,708	$43	$7
Total assets	382	12,284	19,708	43	7
Net assets	$382	$12,284	$19,708	$43	$7

Net assets
Accumulation units	$382	$12,284	$19,708	$43	$7
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$382	$12,284	$19,708	$43	$7

Total number of mutual fund shares	24,443	1,141,605	1,342,474	4,695	622

Cost of mutual fund shares	$298	$12,387	$16,840	$48	$7

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® Clarion Global Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Adviser Class	VY® Clarion Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Service Class	VY® FMR Diversified Mid Cap Portfolio - Institutional Class
Assets
Investments in mutual funds
at fair value	$92,705	$53	$2,409	$65,786	$37,011
Total assets	92,705	53	2,409	65,786	37,011
Net assets	$92,705	$53	$2,409	$65,786	$37,011

Net assets
Accumulation units	$92,705	$53	$—	$65,786	$37,011
Contracts in payout (annuitization)	—	—	2,409	—	—
Total net assets	$92,705	$53	$2,409	$65,786	$37,011

Total number of mutual fund shares	7,512,571	1,583	68,490	1,876,386	1,988,745

Cost of mutual fund shares	$74,269	$42	$1,763	$44,359	$32,605

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® FMR Diversified Mid Cap Portfolio - Service Class	VY® FMR Diversified Mid Cap Portfolio - Service 2 Class	VY® Invesco Growth and Income Portfolio - Institutional Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$54,794	$40	$22,583	$27,024	$321
Total assets	54,794	40	22,583	27,024	321
Net assets	$54,794	$40	$22,583	$27,024	$321

Net assets
Accumulation units	$54,794	$40	$22,583	$27,024	$321
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$54,794	$40	$22,583	$27,024	$321

Total number of mutual fund shares	2,968,269	2,208	712,176	849,020	19,305

Cost of mutual fund shares	$45,073	$36	$19,976	$20,737	$351

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$22,492	$20,091	$24	$26,704	$22,043
Total assets	22,492	20,091	24	26,704	22,043
Net assets	$22,492	$20,091	$24	$26,704	$22,043

Net assets
Accumulation units	$22,492	$20,091	$24	$26,704	$22,043
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$22,492	$20,091	$24	$26,704	$22,043

Total number of mutual fund shares	1,294,879	1,162,701	1,197	1,290,064	1,075,815

Cost of mutual fund shares	$25,925	$23,112	$17	$23,009	$18,642

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$30	$403	$191,423	$564,335	$1,535
Total assets	30	403	191,423	564,335	1,535
Net assets	$30	$403	$191,423	$564,335	$1,535

Net assets
Accumulation units	$30	$403	$191,423	$564,335	$1,535
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$30	$403	$191,423	$564,335	$1,535

Total number of mutual fund shares	1,837	14,384	6,648,943	19,588,147	94,217

Cost of mutual fund shares	$30	$362	$172,171	$451,032	$1,139

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Adviser Class	VY® T. Rowe Price International Stock Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Institutional Class	VY® Templeton Global Growth Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$121,652	$117	$7,682	$806	$6,583
Total assets	121,652	117	7,682	806	6,583
Net assets	$121,652	$117	$7,682	$806	$6,583

Net assets
Accumulation units	$121,431	$117	$7,682	$806	$6,583
Contracts in payout (annuitization)	221	—	—	—	—
Total net assets	$121,652	$117	$7,682	$806	$6,583

Total number of mutual fund shares	7,377,290	9,015	593,641	52,336	425,804

Cost of mutual fund shares	$83,676	$100	$6,485	$646	$5,874

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Money Market Portfolio - Class I	Voya Global Real Estate Fund - Class A	Voya Multi-Manager International Small Cap Fund - Class A	Voya Aggregate Bond Portfolio - Adviser Class	Voya Aggregate Bond Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$236,364	$151	$328	$1,890	$2,478
Total assets	236,364	151	328	1,890	2,478
Net assets	$236,364	$151	$328	$1,890	$2,478

Net assets
Accumulation units	$234,419	$151	$328	$1,890	$2,478
Contracts in payout (annuitization)	1,945	—	—	—	—
Total net assets	$236,364	$151	$328	$1,890	$2,478

Total number of mutual fund shares	236,363,825	7,448	7,222	162,373	207,182

Cost of mutual fund shares	$236,364	$132	$299	$1,909	$2,443

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Aggregate Bond Portfolio - Service Class	Voya Global Bond Portfolio - Adviser Class	Voya Global Bond Portfolio - Initial Class	Voya Global Bond Portfolio - Service Class	Voya Index Solution 2015 Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$169,930	$272	$96,508	$932	$692
Total assets	169,930	272	96,508	932	692
Net assets	$169,930	$272	$96,508	$932	$692

Net assets
Accumulation units	$165,063	$272	$94,173	$922	$692
Contracts in payout (annuitization)	4,867	—	2,335	10	—
Total net assets	$169,930	$272	$96,508	$932	$692

Total number of mutual fund shares	14,340,125	26,378	9,261,779	89,260	63,873

Cost of mutual fund shares	$171,195	$299	$104,125	$1,001	$696

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Index Solution 2015 Portfolio - Service Class	Voya Index Solution 2015 Portfolio - Service 2 Class	Voya Index Solution 2025 Portfolio - Initial Class	Voya Index Solution 2025 Portfolio - Service Class	Voya Index Solution 2025 Portfolio - Service 2 Class
Assets
Investments in mutual funds
at fair value	$1,310	$1,223	$2,587	$2,410	$4,350
Total assets	1,310	1,223	2,587	2,410	4,350
Net assets	$1,310	$1,223	$2,587	$2,410	$4,350

Net assets
Accumulation units	$1,310	$1,223	$2,587	$2,410	$4,350
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,310	$1,223	$2,587	$2,410	$4,350

Total number of mutual fund shares	121,819	115,727	220,709	207,576	380,273

Cost of mutual fund shares	$1,296	$1,208	$2,531	$2,375	$3,976

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Index Solution 2035 Portfolio - Initial Class	Voya Index Solution 2035 Portfolio - Service Class	Voya Index Solution 2035 Portfolio - Service 2 Class	Voya Index Solution 2045 Portfolio - Initial Class	Voya Index Solution 2045 Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$2,313	$1,641	$3,006	$1,768	$785
Total assets	2,313	1,641	3,006	1,768	785
Net assets	$2,313	$1,641	$3,006	$1,768	$785

Net assets
Accumulation units	$2,313	$1,641	$3,006	$1,768	$785
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$2,313	$1,641	$3,006	$1,768	$785

Total number of mutual fund shares	191,008	136,859	254,070	141,917	63,710

Cost of mutual fund shares	$2,210	$1,588	$2,668	$1,755	$777

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Index Solution 2045 Portfolio - Service 2 Class	Voya Index Solution 2055 Portfolio - Initial Class	Voya Index Solution 2055 Portfolio - Service Class	Voya Index Solution 2055 Portfolio - Service 2 Class	Voya Index Solution Income Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$2,238	$424	$446	$368	$468
Total assets	2,238	424	446	368	468
Net assets	$2,238	$424	$446	$368	$468

Net assets
Accumulation units	$2,238	$424	$446	$368	$468
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$2,238	$424	$446	$368	$468

Total number of mutual fund shares	184,028	28,406	30,062	25,026	43,512

Cost of mutual fund shares	$1,974	$412	$455	$337	$474
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Index Solution Income Portfolio - Service Class	Voya Index Solution Income Portfolio - Service 2 Class	Voya Solution 2015 Portfolio - Adviser Class	Voya Solution 2015 Portfolio - Initial Class	Voya Solution 2015 Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$1,094	$288	$905	$3,054	$68,097
Total assets	1,094	288	905	3,054	68,097
Net assets	$1,094	$288	$905	$3,054	$68,097

Net assets
Accumulation units	$1,094	$288	$905	$3,054	$68,097
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,094	$288	$905	$3,054	$68,097

Total number of mutual fund shares	102,619	27,517	74,655	246,921	5,549,847

Cost of mutual fund shares	$1,099	$288	$789	$2,919	$60,699

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Solution 2015 Portfolio - Service 2 Class	Voya Solution 2025 Portfolio - Adviser Class	Voya Solution 2025 Portfolio - Initial Class	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2025 Portfolio - Service 2 Class
Assets
Investments in mutual funds
at fair value	$8,129	$492	$1,478	$142,609	$15,200
Total assets	8,129	492	1,478	142,609	15,200
Net assets	$8,129	$492	$1,478	$142,609	$15,200

Net assets
Accumulation units	$8,129	$492	$1,478	$142,609	$15,200
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$8,129	$492	$1,478	$142,609	$15,200

Total number of mutual fund shares	679,079	38,322	112,669	10,969,942	1,196,865

Cost of mutual fund shares	$7,457	$417	$1,531	$118,437	$13,490

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Solution 2035 Portfolio - Adviser Class	Voya Solution 2035 Portfolio - Initial Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service 2 Class	Voya Solution 2045 Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$183	$2,695	$136,761	$13,637	$114
Total assets	183	2,695	136,761	13,637	114
Net assets	$183	$2,695	$136,761	$13,637	$114

Net assets
Accumulation units	$183	$2,695	$136,761	$13,637	$114
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$183	$2,695	$136,761	$13,637	$114

Total number of mutual fund shares	13,865	199,478	10,213,685	1,048,162	8,415

Cost of mutual fund shares	$152	$2,551	$113,465	$12,131	$99

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Solution 2045 Portfolio - Initial Class	Voya Solution 2045 Portfolio - Service Class	Voya Solution 2045 Portfolio - Service 2 Class	Voya Solution 2055 Portfolio - Initial Class	Voya Solution 2055 Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$1,526	$98,309	$7,963	$777	$10,817
Total assets	1,526	98,309	7,963	777	10,817
Net assets	$1,526	$98,309	$7,963	$777	$10,817

Net assets
Accumulation units	$1,526	$98,309	$7,963	$777	$10,817
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$1,526	$98,309	$7,963	$777	$10,817

Total number of mutual fund shares	109,787	7,144,585	590,280	53,600	752,757

Cost of mutual fund shares	$1,408	$79,962	$7,198	$752	$10,205

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Solution 2055 Portfolio - Service 2 Class	Voya Solution Balanced Portfolio - Service Class	Voya Solution Income Portfolio - Adviser Class	Voya Solution Income Portfolio - Initial Class	Voya Solution Income Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$887	$4,280	$206	$3,290	$17,739
Total assets	887	4,280	206	3,290	17,739
Net assets	$887	$4,280	$206	$3,290	$17,739

Net assets
Accumulation units	$887	$4,280	$206	$3,290	$17,739
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$887	$4,280	$206	$3,290	$17,739

Total number of mutual fund shares	61,996	400,026	17,746	277,434	1,508,458

Cost of mutual fund shares	$866	$4,083	$195	$3,234	$16,786

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Solution Income Portfolio - Service 2 Class	Voya Solution Moderately Conservative Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	VY® American Century Small-Mid Cap Value Portfolio - Initial Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$1,210	$6,119	$153	$19,231	$60,125
Total assets	1,210	6,119	153	19,231	60,125
Net assets	$1,210	$6,119	$153	$19,231	$60,125

Net assets
Accumulation units	$1,210	$6,119	$153	$19,231	$59,365
Contracts in payout (annuitization)	—	—	—	—	760
Total net assets	$1,210	$6,119	$153	$19,231	$60,125

Total number of mutual fund shares	105,212	573,485	11,079	1,335,492	4,219,286

Cost of mutual fund shares	$1,130	$6,071	$138	$17,921	$50,776

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® Baron Growth Portfolio - Adviser Class	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Adviser Class	VY® Columbia Small Cap Value II Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$420	$175,509	$15,271	$254	$4,730
Total assets	420	175,509	15,271	254	4,730
Net assets	$420	$175,509	$15,271	$254	$4,730

Net assets
Accumulation units	$420	$174,299	$15,169	$254	$4,730
Contracts in payout (annuitization)	—	1,210	102	—	—
Total net assets	$420	$175,509	$15,271	$254	$4,730

Total number of mutual fund shares	13,833	5,591,250	624,575	15,667	285,276

Cost of mutual fund shares	$302	$107,448	$11,315	$177	$3,651

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® Fidelity® VIP Mid Cap Portfolio - Service Class	VY® Invesco Comstock Portfolio - Adviser Class	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Adviser Class	VY® Invesco Equity and Income Portfolio - Initial Class
Assets
Investments in mutual funds
at fair value	$4,092	$482	$76,270	$1,674	$350,430
Total assets	4,092	482	76,270	1,674	350,430
Net assets	$4,092	$482	$76,270	$1,674	$350,430

Net assets
Accumulation units	$4,092	$482	$74,913	$1,674	$346,566
Contracts in payout (annuitization)	—	—	1,357	—	3,864
Total net assets	$4,092	$482	$76,270	$1,674	$350,430

Total number of mutual fund shares	242,403	29,362	4,614,045	36,204	7,467,084

Cost of mutual fund shares	$3,238	$306	$53,678	$1,525	$287,209

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® Invesco Equity and Income Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class	VY® Oppenheimer Global Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$3,362	$406	$6,939	$68,476	$559
Total assets	3,362	406	6,939	68,476	559
Net assets	$3,362	$406	$6,939	$68,476	$559

Net assets
Accumulation units	$3,362	$406	$6,939	$67,009	$559
Contracts in payout (annuitization)	—	—	—	1,467	—
Total net assets	$3,362	$406	$6,939	$68,476	$559

Total number of mutual fund shares	72,165	18,087	303,696	3,016,568	30,709

Cost of mutual fund shares	$3,393	$257	$6,067	$48,263	$405

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® Oppenheimer Global Portfolio - Initial Class	VY® Oppenheimer Global Portfolio - Service Class	VY® Pioneer High Yield Portfolio - Initial Class	VY® Pioneer High Yield Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
Assets
Investments in mutual funds
at fair value	$576,327	$1,101	$43,987	$788	$386
Total assets	576,327	1,101	43,987	788	386
Net assets	$576,327	$1,101	$43,987	$788	$386

Net assets
Accumulation units	$572,394	$1,101	$42,916	$788	$386
Contracts in payout (annuitization)	3,933	—	1,071	—	—
Total net assets	$576,327	$1,101	$43,987	$788	$386

Total number of mutual fund shares	30,590,590	60,214	3,702,642	66,406	33,776

Cost of mutual fund shares	$410,050	$825	$44,543	$776	$272

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class
Assets
Investments in mutual funds
at fair value	$404,023	$1,070	$1,484	$337,335	$4,148
Total assets	404,023	1,070	1,484	337,335	4,148
Net assets	$404,023	$1,070	$1,484	$337,335	$4,148

Net assets
Accumulation units	$402,008	$1,070	$1,484	$335,150	$4,148
Contracts in payout (annuitization)	2,015	—	—	2,185	—
Total net assets	$404,023	$1,070	$1,484	$337,335	$4,148

Total number of mutual fund shares	33,307,772	90,149	17,147	3,741,935	46,959

Cost of mutual fund shares	$275,796	$866	$849	$210,777	$2,909

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	VY® Templeton Foreign Equity Portfolio - Adviser Class	VY® Templeton Foreign Equity Portfolio - Initial Class	VY® Templeton Foreign Equity Portfolio - Service Class	Voya Core Equity Research Fund - Class A	Voya Strategic Allocation Conservative Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$409	$99,808	$328	$167	$38,249
Total assets	409	99,808	328	167	38,249
Net assets	$409	$99,808	$328	$167	$38,249

Net assets
Accumulation units	$409	$97,830	$328	$167	$37,307
Contracts in payout (annuitization)	—	1,978	—	—	942
Total net assets	$409	$99,808	$328	$167	$38,249

Total number of mutual fund shares	34,376	8,289,701	27,419	10,162	3,026,024

Cost of mutual fund shares	$385	$91,934	$289	$142	$32,826

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I	Voya Growth and Income Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$75,559	$68,770	$1,598	$1,371,748	$281
Total assets	75,559	68,770	1,598	1,371,748	281
Net assets	$75,559	$68,770	$1,598	$1,371,748	$281

Net assets
Accumulation units	$74,824	$67,407	$1,598	$1,285,846	$281
Contracts in payout (annuitization)	735	1,363	—	85,902	—
Total net assets	$75,559	$68,770	$1,598	$1,371,748	$281

Total number of mutual fund shares	5,475,314	5,233,643	52,790	44,784,444	9,255

Cost of mutual fund shares	$58,720	$53,996	$1,350	$1,019,413	$271

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$348,666	$318	$366,118	$364	$149,688
Total assets	348,666	318	366,118	364	149,688
Net assets	$348,666	$318	$366,118	$364	$149,688

Net assets
Accumulation units	$343,868	$318	$364,432	$364	$148,615
Contracts in payout (annuitization)	4,798	—	1,686	—	1,073
Total net assets	$348,666	$318	$366,118	$364	$149,688

Total number of mutual fund shares	15,510,070	14,280	14,894,948	14,993	6,536,596

Cost of mutual fund shares	$224,386	$188	$246,011	$236	$96,575

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Growth Index Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$278	$26,942	$7	$18,455	$1,040
Total assets	278	26,942	7	18,455	1,040
Net assets	$278	$26,942	$7	$18,455	$1,040

Net assets
Accumulation units	$278	$26,377	$7	$18,182	$1,040
Contracts in payout (annuitization)	—	565	—	273	—
Total net assets	$278	$26,942	$7	$18,455	$1,040

Total number of mutual fund shares	12,276	2,875,313	711	757,904	42,925

Cost of mutual fund shares	$169	$24,578	$6	$14,957	$707

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$52,083	$412	$399	$8,242	$10,138
Total assets	52,083	412	399	8,242	10,138
Net assets	$52,083	$412	$399	$8,242	$10,138

Net assets
Accumulation units	$52,083	$—	$399	$8,242	$10,138
Contracts in payout (annuitization)	—	412	—	—	—
Total net assets	$52,083	$412	$399	$8,242	$10,138

Total number of mutual fund shares	3,269,493	26,030	19,916	413,562	372,868

Cost of mutual fund shares	$38,690	$344	$330	$6,942	$7,468

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya Russell™ Mid Cap Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I	Voya Small Company Portfolio - Class S	Voya International Value Portfolio - Class I
Assets
Investments in mutual funds
at fair value	$62,848	$29,802	$151,114	$301	$52,469
Total assets	62,848	29,802	151,114	301	52,469
Net assets	$62,848	$29,802	$151,114	$301	$52,469

Net assets
Accumulation units	$62,848	$29,802	$149,043	$301	$50,705
Contracts in payout (annuitization)	—	—	2,071	—	1,764
Total net assets	$62,848	$29,802	$151,114	$301	$52,469

Total number of mutual fund shares	3,637,059	1,806,165	6,499,545	13,183	5,901,974

Cost of mutual fund shares	$50,543	$25,489	$116,761	$236	$49,735

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Voya International Value Portfolio - Class S	Voya MidCap Opportunities Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class S
Assets
Investments in mutual funds
at fair value	$148	$131,603	$1,396	$42,392	$139
Total assets	148	131,603	1,396	42,392	139
Net assets	$148	$131,603	$1,396	$42,392	$139

Net assets
Accumulation units	$148	$131,603	$1,396	$42,392	$139
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$148	$131,603	$1,396	$42,392	$139

Total number of mutual fund shares	16,284	8,675,209	95,242	1,516,694	5,199

Cost of mutual fund shares	$132	$122,369	$1,236	$36,027	$115

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Wanger International	Wanger Select	Wanger USA	Washington Mutual Investors FundSM - Class R-3	Washington Mutual Investors FundSM - Class R-4
Assets
Investments in mutual funds
at fair value	$46,020	$73,151	$68,668	$4,859	$132,246
Total assets	46,020	73,151	68,668	4,859	132,246
Net assets	$46,020	$73,151	$68,668	$4,859	$132,246

Net assets
Accumulation units	$46,020	$73,151	$68,668	$4,859	$132,246
Contracts in payout (annuitization)	—	—	—	—	—
Total net assets	$46,020	$73,151	$68,668	$4,859	$132,246

Total number of mutual fund shares	1,583,089	2,218,027	1,820,961	119,478	3,242,902

Cost of mutual fund shares	$50,701	$55,531	$60,733	$3,728	$100,079

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Assets and Liabilities
December 31, 2014
(Dollars in thousands)

	Wells Fargo Advantage Small Cap Value Fund - Class A	Wells Fargo Advantage Special Small Cap Value Fund - Class A
Assets
Investments in mutual funds
at fair value	$108	$118,489
Total assets	108	118,489
Net assets	$108	$118,489

Net assets
Accumulation units	$108	$118,489
Contracts in payout (annuitization)	—	—
Total net assets	$108	$118,489

Total number of mutual fund shares	3,824	4,212,204

Cost of mutual fund shares	$124	$94,887

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Invesco Floating Rate Fund - Class R5	Invesco Mid Cap Core Equity Fund - Class A	Invesco Small Cap Growth Fund - Class A	Invesco International Growth Fund - Class R5	Invesco Endeavor Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$—	$—	$—	$6	$—
Expenses:
Mortality, expense risk and other charges	—	45	1	2	—
Total expenses	—	45	1	2	—
Net investment income (loss)	—	(45)	(1)	4	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	199	2	5	4
Capital gains distributions	—	419	14	12	5
Total realized gain (loss) on investments
and capital gains distributions	—	618	16	17	9
Net unrealized appreciation
(depreciation) of investments	—	(419)	(9)	(27)	(4)
Net realized and unrealized gain (loss)
on investments	—	199	7	(10)	5
Net increase (decrease) in net assets
resulting from operations	$—	$154	$6	$(6)	$5

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Invesco Global Health Care Fund - Investor Class	Invesco High Yield Fund - Class R5	Invesco American Value Fund - Class R5	Invesco Energy Fund - Class R5	Invesco Small Cap Value Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$—	$1	$—	$—	$—
Expenses:
Mortality, expense risk and other charges	3	—	1	—	3
Total expenses	3	—	1	—	3
Net investment income (loss)	(3)	1	(1)	—	(3)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	38	—	(2)	—	20
Capital gains distributions	45	—	20	—	61
Total realized gain (loss) on investments
and capital gains distributions	83	—	18	—	81
Net unrealized appreciation
(depreciation) of investments	(15)	(1)	(14)	—	(55)
Net realized and unrealized gain (loss)
on investments	68	(1)	4	—	26
Net increase (decrease) in net assets
resulting from operations	$65	$—	$3	$—	$23

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Invesco V.I. American Franchise Fund - Series I Shares	Invesco V.I. Core Equity Fund - Series I Shares	Alger Capital Appreciation Fund - Class A	Alger Green Fund - Class A	AllianceBernstein Growth and Income Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$11	$345	$—	$—	$2
Expenses:
Mortality, expense risk and other charges	279	422	4	41	2
Total expenses	279	422	4	41	2
Net investment income (loss)	(268)	(77)	(4)	(41)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,117	2,093	19	512	5
Capital gains distributions	—	193	181	102	9
Total realized gain (loss) on investments
and capital gains distributions	1,117	2,286	200	614	14
Net unrealized appreciation
(depreciation) of investments	1,045	521	(67)	(439)	1
Net realized and unrealized gain (loss)
on investments	2,162	2,807	133	175	15
Net increase (decrease) in net assets
resulting from operations	$1,894	$2,730	$129	$134	$15

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	AllianceBernstein Growth and Income Portfolio - Class A	AllianzGI NFJ Dividend Value Fund - Class A	AllianzGI NFJ Large-Cap Value Fund - Institutional Class	AllianzGI NFJ Small-Cap Value Fund - Class A	Amana Growth Fund - Investor Class
Net investment income (loss)
Investment income:
Dividends	$8	$5	$1	$14	$146
Expenses:
Mortality, expense risk and other charges	7	2	—	5	387
Total expenses	7	2	—	5	387
Net investment income (loss)	1	3	1	9	(241)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	158	7	—	29	2,393
Capital gains distributions	—	—	—	115	2,432
Total realized gain (loss) on investments
and capital gains distributions	158	7	—	144	4,825
Net unrealized appreciation
(depreciation) of investments	(115)	12	2	(148)	215
Net realized and unrealized gain (loss)
on investments	43	19	2	(4)	5,040
Net increase (decrease) in net assets
resulting from operations	$44	$22	$3	$5	$4,799

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Amana Income Fund - Investor Class	American Balanced Fund® - Class R-3	American Beacon Small Cap Value Fund - Investor Class	American Century Investments® Inflation-Adjusted Bond Fund - Investor Class	American Century Investments® Income & Growth Fund - A Class
Net investment income (loss)
Investment income:
Dividends	$1,148	$87	$—	$458	$192
Expenses:
Mortality, expense risk and other charges	723	39	—	330	124
Total expenses	723	39	—	330	124
Net investment income (loss)	425	48	—	128	68

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4,236	633	1	(802)	297
Capital gains distributions	648	403	3	104	562
Total realized gain (loss) on investments
and capital gains distributions	4,884	1,036	4	(698)	859
Net unrealized appreciation
(depreciation) of investments	510	(523)	(1)	1,104	146
Net realized and unrealized gain (loss)
on investments	5,394	513	3	406	1,005
Net increase (decrease) in net assets
resulting from operations	$5,819	$561	$3	$534	$1,073

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Fundamental InvestorsSM - Class R-3	Fundamental InvestorsSM - Class R-4	American Funds American Mutual Fund® - Class R-4	Ariel Appreciation Fund - Investor Class	Ariel Fund - Investor Class
Net investment income (loss)
Investment income:
Dividends	$14	$637	$30	$5	$67
Expenses:
Mortality, expense risk and other charges	9	527	5	6	111
Total expenses	9	527	5	6	111
Net investment income (loss)	5	110	25	(1)	(44)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	165	2,128	15	97	1,032
Capital gains distributions	154	4,794	72	71	1,395
Total realized gain (loss) on investments
and capital gains distributions	319	6,922	87	168	2,427
Net unrealized appreciation
(depreciation) of investments	(166)	(2,028)	73	(103)	(1,387)
Net realized and unrealized gain (loss)
on investments	153	4,894	160	65	1,040
Net increase (decrease) in net assets
resulting from operations	$158	$5,004	$185	$64	$996

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Artisan International Fund - Investor Shares	Aston/Fairpointe Mid Cap Fund - Class N	BlackRock Equity Dividend Fund - Investor A Shares	BlackRock Mid Cap Value Opportunities Fund - Institutional Shares	BlackRock Mid Cap Value Opportunities Fund - Investor A Shares
Net investment income (loss)
Investment income:
Dividends	$98	$44	$26	$—	$80
Expenses:
Mortality, expense risk and other charges	126	378	9	—	187
Total expenses	126	378	9	—	187
Net investment income (loss)	(28)	(334)	17	—	(107)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	399	1,432	60	—	1,228
Capital gains distributions	—	7,457	71	2	2,234
Total realized gain (loss) on investments
and capital gains distributions	399	8,889	131	2	3,462
Net unrealized appreciation
(depreciation) of investments	(611)	(5,131)	(21)	(2)	(2,555)
Net realized and unrealized gain (loss)
on investments	(212)	3,758	110	—	907
Net increase (decrease) in net assets
resulting from operations	$(240)	$3,424	$127	$—	$800

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Bond Fund of AmericaSM - Class R-4	Calvert VP SRI Balanced Portfolio	Capital World Growth & Income FundSM - Class R-3	Cohen & Steers Realty Shares, Inc.	ColumbiaSM Acorn® Fund - Class A Shares
Net investment income (loss)
Investment income:
Dividends	$194	$820	$15	$111	$—
Expenses:
Mortality, expense risk and other charges	89	567	4	42	1
Total expenses	89	567	4	42	1
Net investment income (loss)	105	253	11	69	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	54	718	12	66	2
Capital gains distributions	—	3,585	—	215	16
Total realized gain (loss) on investments
and capital gains distributions	54	4,303	12	281	18
Net unrealized appreciation
(depreciation) of investments	241	(281)	—	626	(17)
Net realized and unrealized gain (loss)
on investments	295	4,022	12	907	1
Net increase (decrease) in net assets
resulting from operations	$400	$4,275	$23	$976	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	ColumbiaSM Acorn® Fund - Class Z Shares	Columbia Mid Cap Value Fund - Class A Shares	Columbia Mid Cap Value Fund - Class Z Shares	CRM Mid Cap Value Fund - Investor Shares	Davis Financial Fund - Class Y
Net investment income (loss)
Investment income:
Dividends	$—	$41	$—	$2	$—
Expenses:
Mortality, expense risk and other charges	1	73	—	2	—
Total expenses	1	73	—	2	—
Net investment income (loss)	(1)	(32)	—	—	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	414	—	19	—
Capital gains distributions	9	1,418	—	63	—
Total realized gain (loss) on investments
and capital gains distributions	9	1,832	—	82	—
Net unrealized appreciation
(depreciation) of investments	(8)	(1,014)	—	(67)	—
Net realized and unrealized gain (loss)
on investments	1	818	—	15	—
Net increase (decrease) in net assets
resulting from operations	$—	$786	$—	$15	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Delaware Diversified Income Fund - Class A	Delaware Small Cap Value Fund - Class A	Deutsche Small Cap Growth Fund - Class S	Dodge & Cox International Stock Fund	Dodge & Cox Stock Fund
Net investment income (loss)
Investment income:
Dividends	$116	$2	$—	$9	$4
Expenses:
Mortality, expense risk and other charges	30	3	—	4	2
Total expenses	30	3	—	4	2
Net investment income (loss)	86	(1)	—	5	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(14)	6	—	20	16
Capital gains distributions	16	32	2	—	4
Total realized gain (loss) on investments
and capital gains distributions	2	38	2	20	20
Net unrealized appreciation
(depreciation) of investments	13	(24)	(1)	(28)	4
Net realized and unrealized gain (loss)
on investments	15	14	1	(8)	24
Net increase (decrease) in net assets
resulting from operations	$101	$13	$1	$(3)	$26

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Deutsche Equity 500 Index Fund - Class S	Eaton Vance Large-Cap Value Fund - Class R Shares	EuroPacific Growth Fund® - Class R-3	EuroPacific Growth Fund® - Class R-4	Fidelity Advisor® New Insights Fund - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$13	$1	$75	$4,069	$2
Expenses:
Mortality, expense risk and other charges	7	1	42	2,683	11
Total expenses	7	1	42	2,683	11
Net investment income (loss)	6	—	33	1,386	(9)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	51	20	650	970	123
Capital gains distributions	23	25	—	—	64
Total realized gain (loss) on investments
and capital gains distributions	74	45	650	970	187
Net unrealized appreciation
(depreciation) of investments	3	(33)	(926)	(13,038)	(72)
Net realized and unrealized gain (loss)
on investments	77	12	(276)	(12,068)	115
Net increase (decrease) in net assets
resulting from operations	$83	$12	$(243)	$(10,682)	$106

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Fidelity® VIP Equity-Income Portfolio - Initial Class	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$8,508	$538	$717	$430	$12,815
Expenses:
Mortality, expense risk and other charges	3,073	2,777	142	323	12,150
Total expenses	3,073	2,777	142	323	12,150
Net investment income (loss)	5,435	(2,239)	575	107	665

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(47)	9,482	101	(709)	29,995
Capital gains distributions	4,192	—	—	9	26,886
Total realized gain (loss) on investments
and capital gains distributions	4,145	9,482	101	(700)	56,881
Net unrealized appreciation
(depreciation) of investments	12,997	20,363	(692)	(2,504)	82,142
Net realized and unrealized gain (loss)
on investments	17,142	29,845	(591)	(3,204)	139,023
Net increase (decrease) in net assets
resulting from operations	$22,577	$27,606	$(16)	$(3,097)	$139,688

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Mid Cap Portfolio - Initial Class	Fidelity® VIP Asset Manager Portfolio - Initial Class	Franklin Mutual Global Discovery Fund - Class R	Franklin Biotechnology Discovery Fund - Advisor Class
Net investment income (loss)
Investment income:
Dividends	$2,749	$74	$344	$49	$—
Expenses:
Mortality, expense risk and other charges	1,912	—	269	15	—
Total expenses	1,912	—	269	15	—
Net investment income (loss)	837	74	75	34	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4,271	1,158	273	116	—
Capital gains distributions	153	650	1,086	105	4
Total realized gain (loss) on investments
and capital gains distributions	4,424	1,808	1,359	221	4
Net unrealized appreciation
(depreciation) of investments	13,593	(162)	(368)	(144)	4
Net realized and unrealized gain (loss)
on investments	18,017	1,646	991	77	8
Net increase (decrease) in net assets
resulting from operations	$18,854	$1,720	$1,066	$111	$8

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Franklin Natural Resources Fund - Advisor Class	Franklin Small-Mid Cap Growth Fund - Class A	Franklin Small Cap Value VIP Fund - Class 2	Goldman Sachs Growth Opportunities Fund - Class IR Shares	Growth Fund of America® - Class R-3
Net investment income (loss)
Investment income:
Dividends	$—	$—	$856	$—	$5
Expenses:
Mortality, expense risk and other charges	—	3	1,261	—	93
Total expenses	—	3	1,261	—	93
Net investment income (loss)	—	(3)	(405)	—	(88)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	107	4,800	—	1,313
Capital gains distributions	—	53	10,326	1	1,468
Total realized gain (loss) on investments
and capital gains distributions	—	160	15,126	1	2,781
Net unrealized appreciation
(depreciation) of investments	(1)	(136)	(15,311)	—	(1,397)
Net realized and unrealized gain (loss)
on investments	(1)	24	(185)	1	1,384
Net increase (decrease) in net assets
resulting from operations	$(1)	$21	$(590)	$1	$1,296

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Growth Fund of America® - Class R-4	The Hartford Capital Appreciation Fund - Class R4	The Hartford Dividend And Growth Fund - Class R4	Income Fund of America® - Class R-3	Ivy Science and Technology Fund - Class Y
Net investment income (loss)
Investment income:
Dividends	$1,244	$—	$—	$70	$—
Expenses:
Mortality, expense risk and other charges	3,486	—	—	14	—
Total expenses	3,486	—	—	14	—
Net investment income (loss)	(2,242)	—	—	56	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	7,083	—	—	167	—
Capital gains distributions	33,063	—	—	15	—
Total realized gain (loss) on investments
and capital gains distributions	40,146	—	—	182	—
Net unrealized appreciation
(depreciation) of investments	(8,466)	—	—	(54)	—
Net realized and unrealized gain (loss)
on investments	31,680	—	—	128	—
Net increase (decrease) in net assets
resulting from operations	$29,438	$—	$—	$184	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Janus Aspen Series Balanced Portfolio - Institutional Shares	Janus Aspen Series Enterprise Portfolio - Institutional Shares	Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	Janus Aspen Series Global Research Portfolio - Institutional Shares	Janus Aspen Series Janus Portfolio - Institutional Shares
Net investment income (loss)
Investment income:
Dividends	$3	$1	$1	$2	$—
Expenses:
Mortality, expense risk and other charges	2	4	—	2	1
Total expenses	2	4	—	2	1
Net investment income (loss)	1	(3)	1	—	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	5	34	—	27	3
Capital gains distributions	4	22	—	—	6
Total realized gain (loss) on investments
and capital gains distributions	9	56	—	27	9
Net unrealized appreciation
(depreciation) of investments	1	(19)	—	(16)	1
Net realized and unrealized gain (loss)
on investments	10	37	—	11	10
Net increase (decrease) in net assets
resulting from operations	$11	$34	$1	$11	$9

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	JPMorgan Equity Income Fund - Select Class Shares	JPMorgan Government Bond Fund - Select Class Shares	Lazard Emerging Markets Equity Portfolio - Open Shares	Lazard U.S. Mid Cap Equity Portfolio - Open Shares	ClearBridge Aggressive Growth Fund - Class I
Net investment income (loss)
Investment income:
Dividends	$1	$5	$—	$9	$—
Expenses:
Mortality, expense risk and other charges	—	2	—	28	—
Total expenses	—	2	—	28	—
Net investment income (loss)	1	3	—	(19)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	(10)	—	325	—
Capital gains distributions	1	6	—	—	2
Total realized gain (loss) on investments
and capital gains distributions	1	(4)	—	325	2
Net unrealized appreciation
(depreciation) of investments	2	9	—	131	1
Net realized and unrealized gain (loss)
on investments	3	5	—	456	3
Net increase (decrease) in net assets
resulting from operations	$4	$8	$—	$437	$3

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	LKCM Aquinas Growth Fund	Loomis Sayles Small Cap Value Fund - Retail Class	Loomis Sayles Limited Term Government and Agency Fund - Class Y	Loomis Sayles Value Fund - Class Y	Lord Abbett Developing Growth Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$—	$41	$4	$—	$—
Expenses:
Mortality, expense risk and other charges	3	140	2	—	2
Total expenses	3	140	2	—	2
Net investment income (loss)	(3)	(99)	2	—	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	34	1,251	(1)	—	6
Capital gains distributions	73	1,748	—	—	44
Total realized gain (loss) on investments
and capital gains distributions	107	2,999	(1)	—	50
Net unrealized appreciation
(depreciation) of investments	(104)	(2,344)	(1)	—	(43)
Net realized and unrealized gain (loss)
on investments	3	655	(2)	—	7
Net increase (decrease) in net assets
resulting from operations	$—	$556	$—	$—	$5

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Lord Abbett Core Fixed Income Fund - Class A	Lord Abbett Mid Cap Stock Fund - Class A	Lord Abbett Small Cap Value Fund - Class A	Lord Abbett Fundamental Equity Fund - Class A	Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC
Net investment income (loss)
Investment income:
Dividends	$1	$5	$—	$2	$448
Expenses:
Mortality, expense risk and other charges	1	8	11	2	983
Total expenses	1	8	11	2	983
Net investment income (loss)	—	(3)	(11)	—	(535)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	28	98	10	1,491
Capital gains distributions	—	—	286	44	—
Total realized gain (loss) on investments
and capital gains distributions	—	28	384	54	1,491
Net unrealized appreciation
(depreciation) of investments	3	87	(367)	(38)	9,387
Net realized and unrealized gain (loss)
on investments	3	115	17	16	10,878
Net increase (decrease) in net assets
resulting from operations	$3	$112	$6	$16	$10,343

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	MainStay Large Cap Growth Fund - Class R3	Massachusetts Investors Growth Stock Fund - Class A	Metropolitan West Total Return Bond Fund - Class M Shares	MFS® New Discovery Fund - Class R3	MFS® International Value Fund - Class R3
Net investment income (loss)
Investment income:
Dividends	$—	$4	$134	$—	$—
Expenses:
Mortality, expense risk and other charges	—	5	57	—	—
Total expenses	—	5	57	—	—
Net investment income (loss)	—	(1)	77	—	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	134	22	11	—	—
Capital gains distributions	—	22	26	—	—
Total realized gain (loss) on investments
and capital gains distributions	134	44	37	—	—
Net unrealized appreciation
(depreciation) of investments	(134)	27	174	—	(1)
Net realized and unrealized gain (loss)
on investments	—	71	211	—	(1)
Net increase (decrease) in net assets
resulting from operations	$—	$70	$288	$—	$(1)
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Neuberger Berman Genesis Fund - Trust Class	Neuberger Berman Socially Responsive Fund - Trust Class	New Perspective Fund® - Class R-3	New Perspective Fund® - Class R-4	American Funds New World Fund® - Class R-4
Net investment income (loss)
Investment income:
Dividends	$—	$128	$5	$695	$—
Expenses:
Mortality, expense risk and other charges	2	133	10	967	—
Total expenses	2	133	10	967	—
Net investment income (loss)	(2)	(5)	(5)	(272)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	23	810	211	823	—
Capital gains distributions	36	1,910	128	7,279	1
Total realized gain (loss) on investments
and capital gains distributions	59	2,720	339	8,102	1
Net unrealized appreciation
(depreciation) of investments	(44)	(1,516)	(286)	(4,995)	(3)
Net realized and unrealized gain (loss)
on investments	15	1,204	53	3,107	(2)
Net increase (decrease) in net assets
resulting from operations	$13	$1,199	$48	$2,835	$(2)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Nuveen Global Infrastructure Fund - Class I	Nuveen U.S. Infrastructure Income Fund - Class I	Oppenheimer Capital Appreciation Fund - Class A	Oppenheimer Developing Markets Fund - Class A	Oppenheimer Developing Markets Fund - Class Y
Net investment income (loss)
Investment income:
Dividends	$21	$2	$—	$706	$241
Expenses:
Mortality, expense risk and other charges	5	1	1	2,825	179
Total expenses	5	1	1	2,825	179
Net investment income (loss)	16	1	(1)	(2,119)	62

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(8)	—	5	16,694	517
Capital gains distributions	80	—	15	4,141	645
Total realized gain (loss) on investments
and capital gains distributions	72	—	20	20,835	1,162
Net unrealized appreciation
(depreciation) of investments	(84)	1	(5)	(34,012)	(3,251)
Net realized and unrealized gain (loss)
on investments	(12)	1	15	(13,177)	(2,089)
Net increase (decrease) in net assets
resulting from operations	$4	$2	$14	$(15,296)	$(2,027)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Oppenheimer Gold & Special Minerals Fund - Class A	Oppenheimer International Bond Fund - Class A	Oppenheimer International Growth Fund - Class Y	Oppenheimer International Small Company Fund - Class Y	Oppenheimer Discovery Mid Cap Growth Fund/VA
Net investment income (loss)
Investment income:
Dividends	$—	$4	$—	$—	$—
Expenses:
Mortality, expense risk and other charges	—	1	—	—	1
Total expenses	—	1	—	—	1
Net investment income (loss)	—	3	—	—	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(1)	(8)	—	—	3
Capital gains distributions	—	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	(1)	(8)	—	—	3
Net unrealized appreciation
(depreciation) of investments	(4)	6	—	—	(14)
Net realized and unrealized gain (loss)
on investments	(5)	(2)	—	—	(11)
Net increase (decrease) in net assets
resulting from operations	$(5)	$1	$—	$—	$(12)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Oppenheimer Global Fund/VA	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund®/VA	Parnassus Small Cap FundSM
Net investment income (loss)
Investment income:
Dividends	$3	$4	$1	$222	$—
Expenses:
Mortality, expense risk and other charges	2	1	1	213	—
Total expenses	2	1	1	213	—
Net investment income (loss)	1	3	—	9	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	12	—	3	1,917	—
Capital gains distributions	10	—	2	3,573	—
Total realized gain (loss) on investments
and capital gains distributions	22	—	5	5,490	—
Net unrealized appreciation
(depreciation) of investments	(19)	(2)	2	(2,793)	—
Net realized and unrealized gain (loss)
on investments	3	(2)	7	2,697	—
Net increase (decrease) in net assets
resulting from operations	$4	$1	$7	$2,706	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Parnassus Core Equity FundSM - Investor Shares	Pax World Balanced Fund - Individual Investor Class	PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	PIMCO Real Return Portfolio - Administrative Class	Pioneer Equity Income Fund - Class Y Shares
Net investment income (loss)
Investment income:
Dividends	$217	$411	$—	$1,969	$191
Expenses:
Mortality, expense risk and other charges	117	483	—	1,140	57
Total expenses	117	483	—	1,140	57
Net investment income (loss)	100	(72)	—	829	134

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	119	(219)	—	(541)	155
Capital gains distributions	262	4,383	—	—	644
Total realized gain (loss) on investments
and capital gains distributions	381	4,164	—	(541)	799
Net unrealized appreciation
(depreciation) of investments	1,222	(949)	(2)	3,343	(164)
Net realized and unrealized gain (loss)
on investments	1,603	3,215	(2)	2,802	635
Net increase (decrease) in net assets
resulting from operations	$1,703	$3,143	$(2)	$3,631	$769

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Pioneer High Yield Fund - Class A Shares	Pioneer Strategic Income Fund - Class A Shares	Pioneer Emerging Markets VCT Portfolio - Class I	Pioneer Equity Income VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I Shares
Net investment income (loss)
Investment income:
Dividends	$86	$52	$86	$—	$1,334
Expenses:
Mortality, expense risk and other charges	13	7	110	—	270
Total expenses	13	7	110	—	270
Net investment income (loss)	73	45	(24)	—	1,064

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	24	(7)	(153)	—	2,174
Capital gains distributions	93	18	69	—	1,045
Total realized gain (loss) on investments
and capital gains distributions	117	11	(84)	—	3,219
Net unrealized appreciation
(depreciation) of investments	(206)	(3)	(1,498)	—	(4,183)
Net realized and unrealized gain (loss)
on investments	(89)	8	(1,582)	—	(964)
Net increase (decrease) in net assets
resulting from operations	$(16)	$53	$(1,606)	$—	$100

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Prudential Jennison Utility Fund - Class Z	Columbia Diversified Equity Income Fund - Class K Shares	Columbia Diversified Equity Income Fund - Class R4 Shares	Royce Total Return Fund - K Class	SMALLCAP World Fund® - Class R-4
Net investment income (loss)
Investment income:
Dividends	$—	$129	$1	$—	$—
Expenses:
Mortality, expense risk and other charges	—	85	—	—	122
Total expenses	—	85	—	—	122
Net investment income (loss)	—	44	1	—	(122)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	499	9	—	498
Capital gains distributions	2	819	8	—	1,131
Total realized gain (loss) on investments
and capital gains distributions	2	1,318	17	—	1,629
Net unrealized appreciation
(depreciation) of investments	(2)	(305)	(8)	—	(1,432)
Net realized and unrealized gain (loss)
on investments	—	1,013	9	—	197
Net increase (decrease) in net assets
resulting from operations	$—	$1,057	$10	$—	$75

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	T. Rowe Price Mid-Cap Value Fund - R Class	T. Rowe Price Value Fund - Advisor Class	Templeton Foreign Fund - Class A	Templeton Global Bond Fund - Advisor Class	Templeton Global Bond Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$4	$3	$46	$2,633	$12,094
Expenses:
Mortality, expense risk and other charges	5	3	12	176	1,812
Total expenses	5	3	12	176	1,812
Net investment income (loss)	(1)	—	34	2,457	10,282

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	48	25	67	4	4,310
Capital gains distributions	124	27	50	83	390
Total realized gain (loss) on investments
and capital gains distributions	172	52	117	87	4,700
Net unrealized appreciation
(depreciation) of investments	(84)	(15)	(357)	(2,001)	(13,460)
Net realized and unrealized gain (loss)
on investments	88	37	(240)	(1,914)	(8,760)
Net increase (decrease) in net assets
resulting from operations	$87	$37	$(206)	$543	$1,522

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Third Avenue Real Estate Value Fund - Institutional Class	Thornburg International Value Fund - Class R4	USAA Precious Metals and Minerals Fund - Adviser Shares	Diversified Value Portfolio	Equity Income Portfolio
Net investment income (loss)
Investment income:
Dividends	$—	$—	$112	$2	$6
Expenses:
Mortality, expense risk and other charges	—	—	101	1	2
Total expenses	—	—	101	1	2
Net investment income (loss)	—	—	11	1	4

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	—	(2,413)	1	13
Capital gains distributions	—	4	—	4	12
Total realized gain (loss) on investments
and capital gains distributions	—	4	(2,413)	5	25
Net unrealized appreciation
(depreciation) of investments	—	(7)	735	3	(6)
Net realized and unrealized gain (loss)
on investments	—	(3)	(1,678)	8	19
Net increase (decrease) in net assets
resulting from operations	$—	$(3)	$(1,667)	$9	$23

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Small Company Growth Portfolio	Victory Integrity Small-Cap Value Fund - Class Y Shares	Victory Small Company Opportunity Fund - Class R	Voya Balanced Portfolio - Class I	Voya Growth Opportunities Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$—	$—	$—	$5,060	$—
Expenses:
Mortality, expense risk and other charges	—	—	—	3,335	1
Total expenses	—	—	—	3,335	1
Net investment income (loss)	—	—	—	1,725	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	—	—	4,635	6
Capital gains distributions	3	—	2	—	11
Total realized gain (loss) on investments
and capital gains distributions	4	—	2	4,635	17
Net unrealized appreciation
(depreciation) of investments	(3)	—	(1)	9,094	(6)
Net realized and unrealized gain (loss)
on investments	1	—	1	13,729	11
Net increase (decrease) in net assets
resulting from operations	$1	$—	$1	$15,454	$10

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Large Cap Value Fund - Class A	Voya Real Estate Fund - Class A	Voya GNMA Income Fund - Class A	Voya Intermediate Bond Fund - Class A	Voya Intermediate Bond Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$—	$46	$125	$51	$11,425
Expenses:
Mortality, expense risk and other charges	—	8	28	10	3,138
Total expenses	—	8	28	10	3,138
Net investment income (loss)	—	38	97	41	8,287

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	191	(32)	24	(239)
Capital gains distributions	—	66	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	—	257	(32)	24	(239)
Net unrealized appreciation
(depreciation) of investments	—	189	84	40	11,424
Net realized and unrealized gain (loss)
on investments	—	446	52	64	11,185
Net increase (decrease) in net assets
resulting from operations	$—	$484	$149	$105	$19,472

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Intermediate Bond Portfolio - Class S	Voya Global Perspectives Portfolio - Class I	Voya Global Resources Portfolio - Adviser Class	Voya Global Resources Portfolio - Institutional Class	Voya Global Resources Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$30	$—	$—	$—	$1,011
Expenses:
Mortality, expense risk and other charges	4	3	—	—	1,013
Total expenses	4	3	—	—	1,013
Net investment income (loss)	26	(3)	—	—	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6	1	—	—	(820)
Capital gains distributions	—	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	6	1	—	—	(820)
Net unrealized appreciation
(depreciation) of investments	28	(5)	—	(4)	(11,579)
Net realized and unrealized gain (loss)
on investments	34	(4)	—	(4)	(12,399)
Net increase (decrease) in net assets
resulting from operations	$60	$(7)	$—	$(4)	$(12,401)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya High Yield Portfolio - Adviser Class	Voya High Yield Portfolio - Institutional Class	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class	Voya Large Cap Growth Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$3	$2,000	$1,613	$—	$1,297
Expenses:
Mortality, expense risk and other charges	—	232	254	1	2,950
Total expenses	—	232	254	1	2,950
Net investment income (loss)	3	1,768	1,359	(1)	(1,653)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	158	265	6	9,035
Capital gains distributions	—	—	—	15	18,758
Total realized gain (loss) on investments
and capital gains distributions	—	158	265	21	27,793
Net unrealized appreciation
(depreciation) of investments	(2)	(1,715)	(1,510)	2	13,856
Net realized and unrealized gain (loss)
on investments	(2)	(1,557)	(1,245)	23	41,649
Net increase (decrease) in net assets
resulting from operations	$1	$211	$114	$22	$39,996

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Large Cap Growth Portfolio - Service Class	Voya Large Cap Value Portfolio - Adviser Class	Voya Large Cap Value Portfolio - Institutional Class	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$9	$—	$7,716	$29	$—
Expenses:
Mortality, expense risk and other charges	47	—	3,371	55	—
Total expenses	47	—	3,371	55	—
Net investment income (loss)	(38)	—	4,345	(26)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	800	1	15,477	210	—
Capital gains distributions	192	1	6,082	22	—
Total realized gain (loss) on investments
and capital gains distributions	992	2	21,559	232	—
Net unrealized appreciation
(depreciation) of investments	111	—	4,481	(222)	—
Net realized and unrealized gain (loss)
on investments	1,103	2	26,040	10	—
Net increase (decrease) in net assets
resulting from operations	$1,065	$2	$30,385	$(16)	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	Voya Multi-Manager Large Cap Core Portfolio - Service Class	Voya U.S. Bond Index Portfolio - Class I	Voya U.S. Stock Index Portfolio - Institutional Class	VY® BlackRock Health Sciences Opportunities Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$207	$4	$210	$348	$133
Expenses:
Mortality, expense risk and other charges	126	4	90	44	194
Total expenses	126	4	90	44	194
Net investment income (loss)	81	—	120	304	(61)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4,262	18	(52)	632	(2,566)
Capital gains distributions	1,178	27	—	1,619	13,833
Total realized gain (loss) on investments
and capital gains distributions	5,440	45	(52)	2,251	11,267
Net unrealized appreciation
(depreciation) of investments	(3,406)	2	408	(459)	(7,736)
Net realized and unrealized gain (loss)
on investments	2,034	47	356	1,792	3,531
Net increase (decrease) in net assets
resulting from operations	$2,115	$47	$476	$2,096	$3,470

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	VY® BlackRock Large Cap Growth Portfolio - Institutional Class	VY® BlackRock Large Cap Growth Portfolio - Service Class	VY® BlackRock Large Cap Growth Portfolio - Service 2 Class	VY® Clarion Global Real Estate Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$1	$1,057	$2	$1	$—
Expenses:
Mortality, expense risk and other charges	—	592	1	1	—
Total expenses	—	592	1	1	—
Net investment income (loss)	1	465	1	—	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(5)	10,932	44	82	—
Capital gains distributions	—	19,503	48	49	—
Total realized gain (loss) on investments
and capital gains distributions	(5)	30,435	92	131	—
Net unrealized appreciation
(depreciation) of investments	6	(24,969)	(77)	(114)	1
Net realized and unrealized gain (loss)
on investments	1	5,466	15	17	1
Net increase (decrease) in net assets
resulting from operations	$2	$5,931	$16	$17	$1

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® Clarion Global Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Adviser Class	VY® Clarion Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Service Class	VY® FMR Diversified Mid Cap Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$1,202	$1	$35	$757	$159
Expenses:
Mortality, expense risk and other charges	771	—	21	507	165
Total expenses	771	—	21	507	165
Net investment income (loss)	431	1	14	250	(6)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,375	4	114	3,428	1,200
Capital gains distributions	—	—	—	—	5,970
Total realized gain (loss) on investments
and capital gains distributions	1,375	4	114	3,428	7,170
Net unrealized appreciation
(depreciation) of investments	8,950	8	414	10,579	(5,083)
Net realized and unrealized gain (loss)
on investments	10,325	12	528	14,007	2,087
Net increase (decrease) in net assets
resulting from operations	$10,756	$13	$542	$14,257	$2,081

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® FMR Diversified Mid Cap Portfolio - Service Class	VY® FMR Diversified Mid Cap Portfolio - Service 2 Class	VY® Invesco Growth and Income Portfolio - Institutional Class	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$129	$—	$204	$304	$2
Expenses:
Mortality, expense risk and other charges	520	—	77	235	1
Total expenses	520	—	77	235	1
Net investment income (loss)	(391)	—	127	69	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4,361	—	375	1,398	(15)
Capital gains distributions	9,087	6	920	1,656	33
Total realized gain (loss) on investments
and capital gains distributions	13,448	6	1,295	3,054	18
Net unrealized appreciation
(depreciation) of investments	(10,280)	(4)	76	(814)	(14)
Net realized and unrealized gain (loss)
on investments	3,168	2	1,371	2,240	4
Net increase (decrease) in net assets
resulting from operations	$2,777	$2	$1,498	$2,309	$5
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$285	$191	$—	$129	$73
Expenses:
Mortality, expense risk and other charges	259	215	—	103	188
Total expenses	259	215	—	103	188
Net investment income (loss)	26	(24)	—	26	(115)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	355	300	1	497	560
Capital gains distributions	2,317	2,012	2	1,849	1,660
Total realized gain (loss) on investments
and capital gains distributions	2,672	2,312	3	2,346	2,220
Net unrealized appreciation
(depreciation) of investments	(2,670)	(2,330)	(1)	(400)	(621)
Net realized and unrealized gain (loss)
on investments	2	(18)	2	1,946	1,599
Net increase (decrease) in net assets
resulting from operations	$28	$(42)	$2	$1,972	$1,484

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® Marsico Growth Portfolio - Institutional Class	VY® Marsico Growth Portfolio - Service Class	VY® MFS Total Return Portfolio - Adviser Class	VY® MFS Total Return Portfolio - Institutional Class	VY® MFS Total Return Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$14	$—	$29	$2,252	$878
Expenses:
Mortality, expense risk and other charges	72	—	2	382	155
Total expenses	72	—	2	382	155
Net investment income (loss)	(58)	—	27	1,870	723

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	650	4	170	2,607	2,613
Capital gains distributions	3,779	30	138	8,482	3,728
Total realized gain (loss) on investments
and capital gains distributions	4,429	34	308	11,089	6,341
Net unrealized appreciation
(depreciation) of investments	(3,860)	(30)	(280)	(9,656)	(5,613)
Net realized and unrealized gain (loss)
on investments	569	4	28	1,433	728
Net increase (decrease) in net assets
resulting from operations	$511	$4	$55	$3,303	$1,451

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® MFS Utilities Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$1,161	$1	$4	$2,867	$7,102
Expenses:
Mortality, expense risk and other charges	294	—	1	786	4,930
Total expenses	294	—	1	786	4,930
Net investment income (loss)	867	1	3	2,081	2,172

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,818	2	4	1,327	4,923
Capital gains distributions	16,514	3	34	14,728	44,086
Total realized gain (loss) on investments
and capital gains distributions	19,332	5	38	16,055	49,009
Net unrealized appreciation
(depreciation) of investments	(12,263)	(4)	2	1,680	4,247
Net realized and unrealized gain (loss)
on investments	7,069	1	40	17,735	53,256
Net increase (decrease) in net assets
resulting from operations	$7,936	$2	$43	$19,816	$55,428

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® T. Rowe Price Equity Income Portfolio - Adviser Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Adviser Class	VY® T. Rowe Price International Stock Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Institutional Class
Net investment income (loss)
Investment income:
Dividends	$27	$2,284	$1	$92	$11
Expenses:
Mortality, expense risk and other charges	6	871	—	77	7
Total expenses	6	871	—	77	7
Net investment income (loss)	21	1,413	1	15	4

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	209	4,820	1	455	36
Capital gains distributions	124	8,723	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	333	13,543	1	455	36
Net unrealized appreciation
(depreciation) of investments	(237)	(7,032)	(4)	(637)	(69)
Net realized and unrealized gain (loss)
on investments	96	6,511	(3)	(182)	(33)
Net increase (decrease) in net assets
resulting from operations	$117	$7,924	$(2)	$(167)	$(29)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® Templeton Global Growth Portfolio - Service Class	Voya Money Market Portfolio - Class I	Voya Global Real Estate Fund - Class A	Voya Multi-Manager International Small Cap Fund - Class A	Voya Aggregate Bond Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$89	$—	$3	$2	$30
Expenses:
Mortality, expense risk and other charges	73	1,950	1	2	7
Total expenses	73	1,950	1	2	7
Net investment income (loss)	16	(1,950)	2	—	23

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	607	—	6	52	(8)
Capital gains distributions	—	41	—	—	1
Total realized gain (loss) on investments
and capital gains distributions	607	41	6	52	(7)
Net unrealized appreciation
(depreciation) of investments	(906)	—	9	(77)	68
Net realized and unrealized gain (loss)
on investments	(299)	41	15	(25)	61
Net increase (decrease) in net assets
resulting from operations	$(283)	$(1,909)	$17	$(25)	$84

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Aggregate Bond Portfolio - Initial Class	Voya Aggregate Bond Portfolio - Service Class	Voya Global Bond Portfolio - Adviser Class	Voya Global Bond Portfolio - Initial Class	Voya Global Bond Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$37	$3,269	$1	$874	$5
Expenses:
Mortality, expense risk and other charges	9	1,752	1	1,028	5
Total expenses	9	1,752	1	1,028	5
Net investment income (loss)	28	1,517	—	(154)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(9)	1,006	(4)	1,462	(10)
Capital gains distributions	1	137	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	(8)	1,143	(4)	1,462	(10)
Net unrealized appreciation
(depreciation) of investments	59	5,096	5	(1,327)	6
Net realized and unrealized gain (loss)
on investments	51	6,239	1	135	(4)
Net increase (decrease) in net assets
resulting from operations	$79	$7,756	$1	$(19)	$(4)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Index Solution 2015 Portfolio - Initial Class	Voya Index Solution 2015 Portfolio - Service Class	Voya Index Solution 2015 Portfolio - Service 2 Class	Voya Index Solution 2025 Portfolio - Initial Class	Voya Index Solution 2025 Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$19	$14	$29	$34	$25
Expenses:
Mortality, expense risk and other charges	8	5	10	18	12
Total expenses	8	5	10	18	12
Net investment income (loss)	11	9	19	16	13

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	9	26	19	23	12
Capital gains distributions	38	31	70	78	65
Total realized gain (loss) on investments
and capital gains distributions	47	57	89	101	77
Net unrealized appreciation
(depreciation) of investments	(25)	(21)	(51)	(51)	(19)
Net realized and unrealized gain (loss)
on investments	22	36	38	50	58
Net increase (decrease) in net assets
resulting from operations	$33	$45	$57	$66	$71

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Index Solution 2025 Portfolio - Service 2 Class	Voya Index Solution 2035 Portfolio - Initial Class	Voya Index Solution 2035 Portfolio - Service Class	Voya Index Solution 2035 Portfolio - Service 2 Class	Voya Index Solution 2045 Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$70	$28	$12	$43	$10
Expenses:
Mortality, expense risk and other charges	24	17	7	16	10
Total expenses	24	17	7	16	10
Net investment income (loss)	46	11	5	27	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	37	11	7	49	13
Capital gains distributions	195	80	40	149	35
Total realized gain (loss) on investments
and capital gains distributions	232	91	47	198	48
Net unrealized appreciation
(depreciation) of investments	(88)	(26)	4	(81)	(22)
Net realized and unrealized gain (loss)
on investments	144	65	51	117	26
Net increase (decrease) in net assets
resulting from operations	$190	$76	$56	$144	$26

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Index Solution 2045 Portfolio - Service Class	Voya Index Solution 2045 Portfolio - Service 2 Class	Voya Index Solution 2055 Portfolio - Initial Class	Voya Index Solution 2055 Portfolio - Service Class	Voya Index Solution 2055 Portfolio - Service 2 Class
Net investment income (loss)
Investment income:
Dividends	$9	$24	$3	$6	$3
Expenses:
Mortality, expense risk and other charges	5	13	3	3	1
Total expenses	5	13	3	3	1
Net investment income (loss)	4	11	—	3	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	7	46	4	22	1
Capital gains distributions	33	103	11	22	13
Total realized gain (loss) on investments
and capital gains distributions	40	149	15	44	14
Net unrealized appreciation
(depreciation) of investments	(20)	(59)	(3)	(32)	—
Net realized and unrealized gain (loss)
on investments	20	90	12	12	14
Net increase (decrease) in net assets
resulting from operations	$24	$101	$12	$15	$16

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Index Solution Income Portfolio - Initial Class	Voya Index Solution Income Portfolio - Service Class	Voya Index Solution Income Portfolio - Service 2 Class	Voya Solution 2015 Portfolio - Adviser Class	Voya Solution 2015 Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$10	$22	$6	$21	$65
Expenses:
Mortality, expense risk and other charges	4	8	2	3	11
Total expenses	4	8	2	3	11
Net investment income (loss)	6	14	4	18	54

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1	—	—	7	24
Capital gains distributions	20	51	14	6	14
Total realized gain (loss) on investments
and capital gains distributions	21	51	14	13	38
Net unrealized appreciation
(depreciation) of investments	(6)	(19)	(5)	15	39
Net realized and unrealized gain (loss)
on investments	15	32	9	28	77
Net increase (decrease) in net assets
resulting from operations	$21	$46	$13	$46	$131

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Solution 2015 Portfolio - Service Class	Voya Solution 2015 Portfolio - Service 2 Class	Voya Solution 2025 Portfolio - Adviser Class	Voya Solution 2025 Portfolio - Initial Class	Voya Solution 2025 Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$1,770	$222	$9	$56	$2,787
Expenses:
Mortality, expense risk and other charges	566	60	2	7	1,106
Total expenses	566	60	2	7	1,106
Net investment income (loss)	1,204	162	7	49	1,681

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3,237	403	10	63	669
Capital gains distributions	435	60	26	119	6,766
Total realized gain (loss) on investments
and capital gains distributions	3,672	463	36	182	7,435
Net unrealized appreciation
(depreciation) of investments	(1,582)	(169)	(19)	(151)	(2,801)
Net realized and unrealized gain (loss)
on investments	2,090	294	17	31	4,634
Net increase (decrease) in net assets
resulting from operations	$3,294	$456	$24	$80	$6,315

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Solution 2025 Portfolio - Service 2 Class	Voya Solution 2035 Portfolio - Adviser Class	Voya Solution 2035 Portfolio - Initial Class	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service 2 Class
Net investment income (loss)
Investment income:
Dividends	$275	$3	$50	$2,610	$268
Expenses:
Mortality, expense risk and other charges	96	1	11	1,001	94
Total expenses	96	1	11	1,001	94
Net investment income (loss)	179	2	39	1,609	174

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	540	11	58	749	545
Capital gains distributions	745	15	183	10,831	1,212
Total realized gain (loss) on investments
and capital gains distributions	1,285	26	241	11,580	1,757
Net unrealized appreciation
(depreciation) of investments	(764)	(18)	(160)	(7,046)	(1,308)
Net realized and unrealized gain (loss)
on investments	521	8	81	4,534	449
Net increase (decrease) in net assets
resulting from operations	$700	$10	$120	$6,143	$623

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Solution 2045 Portfolio - Adviser Class	Voya Solution 2045 Portfolio - Initial Class	Voya Solution 2045 Portfolio - Service Class	Voya Solution 2045 Portfolio - Service 2 Class	Voya Solution 2055 Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$2	$26	$1,584	$126	$5
Expenses:
Mortality, expense risk and other charges	—	6	730	55	1
Total expenses	—	6	730	55	1
Net investment income (loss)	2	20	854	71	4

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	—	37	1,367	403	3
Capital gains distributions	11	136	9,560	846	21
Total realized gain (loss) on investments
and capital gains distributions	11	173	10,927	1,249	24
Net unrealized appreciation
(depreciation) of investments	(7)	(115)	(6,966)	(919)	(1)
Net realized and unrealized gain (loss)
on investments	4	58	3,961	330	23
Net increase (decrease) in net assets
resulting from operations	$6	$78	$4,815	$401	$27

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Solution 2055 Portfolio - Service Class	Voya Solution 2055 Portfolio - Service 2 Class	Voya Solution Balanced Portfolio - Service Class	Voya Solution Income Portfolio - Adviser Class	Voya Solution Income Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$126	$12	$75	$5	$90
Expenses:
Mortality, expense risk and other charges	73	5	36	1	14
Total expenses	73	5	36	1	14
Net investment income (loss)	53	7	39	4	76

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	247	23	103	1	145
Capital gains distributions	538	54	246	—	—
Total realized gain (loss) on investments
and capital gains distributions	785	77	349	1	145
Net unrealized appreciation
(depreciation) of investments	(351)	(48)	(188)	5	(44)
Net realized and unrealized gain (loss)
on investments	434	29	161	6	101
Net increase (decrease) in net assets
resulting from operations	$487	$36	$200	$10	$177

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Solution Income Portfolio - Service Class	Voya Solution Income Portfolio - Service 2 Class	Voya Solution Moderately Conservative Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	VY® American Century Small-Mid Cap Value Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$433	$29	$122	$2	$315
Expenses:
Mortality, expense risk and other charges	113	7	51	—	94
Total expenses	113	7	51	—	94
Net investment income (loss)	320	22	71	2	221

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	216	13	126	9	1,267
Capital gains distributions	—	—	307	24	3,030
Total realized gain (loss) on investments
and capital gains distributions	216	13	433	33	4,297
Net unrealized appreciation
(depreciation) of investments	260	27	(280)	(18)	(2,240)
Net realized and unrealized gain (loss)
on investments	476	40	153	15	2,057
Net increase (decrease) in net assets
resulting from operations	$796	$62	$224	$17	$2,278

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Adviser Class	VY® Baron Growth Portfolio - Service Class	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$744	$—	$133	$116	$1
Expenses:
Mortality, expense risk and other charges	420	2	1,534	145	1
Total expenses	420	2	1,534	145	1
Net investment income (loss)	324	(2)	(1,401)	(29)	—

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4,138	93	9,430	1,070	8
Capital gains distributions	8,704	8	2,755	1,793	—
Total realized gain (loss) on investments
and capital gains distributions	12,842	101	12,185	2,863	8
Net unrealized appreciation
(depreciation) of investments	(6,648)	(81)	(5,151)	(1,204)	2
Net realized and unrealized gain (loss)
on investments	6,194	20	7,034	1,659	10
Net increase (decrease) in net assets
resulting from operations	$6,518	$18	$5,633	$1,630	$10

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Fidelity® VIP Mid Cap Portfolio - Service Class	VY® Invesco Comstock Portfolio - Adviser Class	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Adviser Class
Net investment income (loss)
Investment income:
Dividends	$9	$203	$9	$1,420	$20
Expenses:
Mortality, expense risk and other charges	45	19	2	718	4
Total expenses	45	19	2	718	4
Net investment income (loss)	(36)	184	7	702	16

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	493	311	22	1,973	77
Capital gains distributions	—	289	—	—	48
Total realized gain (loss) on investments
and capital gains distributions	493	600	22	1,973	125
Net unrealized appreciation
(depreciation) of investments	(306)	(573)	14	3,058	(60)
Net realized and unrealized gain (loss)
on investments	187	27	36	5,031	65
Net increase (decrease) in net assets
resulting from operations	$151	$211	$43	$5,733	$81

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® Invesco Equity and Income Portfolio - Initial Class	VY® Invesco Equity and Income Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$5,340	$72	$2	$71	$540
Expenses:
Mortality, expense risk and other charges	2,927	33	1	55	578
Total expenses	2,927	33	1	55	578
Net investment income (loss)	2,413	39	1	16	(38)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	9,149	(670)	11	121	1,632
Capital gains distributions	8,619	733	23	344	3,724
Total realized gain (loss) on investments
and capital gains distributions	17,768	63	34	465	5,356
Net unrealized appreciation
(depreciation) of investments	1,128	(99)	17	323	3,043
Net realized and unrealized gain (loss)
on investments	18,896	(36)	51	788	8,399
Net increase (decrease) in net assets
resulting from operations	$21,309	$3	$52	$804	$8,361
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® Oppenheimer Global Portfolio - Adviser Class	VY® Oppenheimer Global Portfolio - Initial Class	VY® Oppenheimer Global Portfolio - Service Class	VY® Pioneer High Yield Portfolio - Initial Class	VY® Pioneer High Yield Portfolio - Service Class
Net investment income (loss)
Investment income:
Dividends	$5	$7,049	$11	$2,053	$35
Expenses:
Mortality, expense risk and other charges	2	6,125	11	369	5
Total expenses	2	6,125	11	369	5
Net investment income (loss)	3	924	—	1,684	30

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	36	23,151	58	719	17
Capital gains distributions	8	8,158	15	—	—
Total realized gain (loss) on investments
and capital gains distributions	44	31,309	73	719	17
Net unrealized appreciation
(depreciation) of investments	(36)	(24,222)	(61)	(2,909)	(53)
Net realized and unrealized gain (loss)
on investments	8	7,087	12	(2,190)	(36)
Net increase (decrease) in net assets
resulting from operations	$11	$8,011	$12	$(506)	$(6)

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class
Net investment income (loss)
Investment income:
Dividends	$—	$1,057	$—	$—	$—
Expenses:
Mortality, expense risk and other charges	1	4,053	7	5	3,021
Total expenses	1	4,053	7	5	3,021
Net investment income (loss)	(1)	(2,996)	(7)	(5)	(3,021)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	27	13,737	48	111	17,131
Capital gains distributions	26	26,527	69	103	22,697
Total realized gain (loss) on investments
and capital gains distributions	53	40,264	117	214	39,828
Net unrealized appreciation
(depreciation) of investments	(13)	2,509	(5)	(101)	(12,420)
Net realized and unrealized gain (loss)
on investments	40	42,773	112	113	27,408
Net increase (decrease) in net assets
resulting from operations	$39	$39,777	$105	$108	$24,387

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	VY® T. Rowe Price Growth Equity Portfolio - Service Class	VY® Templeton Foreign Equity Portfolio - Adviser Class	VY® Templeton Foreign Equity Portfolio - Initial Class	VY® Templeton Foreign Equity Portfolio - Service Class	Voya Core Equity Research Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$—	$10	$2,742	$7	$3
Expenses:
Mortality, expense risk and other charges	23	2	1,121	1	1
Total expenses	23	2	1,121	1	1
Net investment income (loss)	(23)	8	1,621	6	2

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	353	12	(135)	11	15
Capital gains distributions	266	—	—	—	20
Total realized gain (loss) on investments
and capital gains distributions	619	12	(135)	11	35
Net unrealized appreciation
(depreciation) of investments	(303)	(58)	(9,755)	(42)	(21)
Net realized and unrealized gain (loss)
on investments	316	(46)	(9,890)	(31)	14
Net increase (decrease) in net assets
resulting from operations	$293	$(38)	$(8,269)	$(25)	$16

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Strategic Allocation Conservative Portfolio - Class I	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$1,028	$1,549	$1,583	$25	$26,781
Expenses:
Mortality, expense risk and other charges	377	741	634	6	15,217
Total expenses	377	741	634	6	15,217
Net investment income (loss)	651	808	949	19	11,564

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,475	(1,825)	(1,050)	78	49,080
Capital gains distributions	—	—	—	183	149,450
Total realized gain (loss) on investments
and capital gains distributions	2,475	(1,825)	(1,050)	261	198,530
Net unrealized appreciation
(depreciation) of investments	(989)	5,078	3,894	(129)	(84,853)
Net realized and unrealized gain (loss)
on investments	1,486	3,253	2,844	132	113,677
Net increase (decrease) in net assets
resulting from operations	$2,137	$4,061	$3,793	$151	$125,241

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Growth and Income Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class I	Voya Index Plus MidCap Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$4	$4,962	$4	$2,819	$3
Expenses:
Mortality, expense risk and other charges	2	3,373	1	3,304	2
Total expenses	2	3,373	1	3,304	2
Net investment income (loss)	2	1,589	3	(485)	1

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	14	11,501	36	9,501	90
Capital gains distributions	28	—	—	15,217	21
Total realized gain (loss) on investments
and capital gains distributions	42	11,501	36	24,718	111
Net unrealized appreciation
(depreciation) of investments	(26)	26,916	2	5,574	(67)
Net realized and unrealized gain (loss)
on investments	16	38,417	38	30,292	44
Net increase (decrease) in net assets
resulting from operations	$18	$40,006	$41	$29,807	$45

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Index Plus SmallCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class I	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I
Net investment income (loss)
Investment income:
Dividends	$965	$1	$223	$—	$169
Expenses:
Mortality, expense risk and other charges	1,438	1	267	—	145
Total expenses	1,438	1	267	—	145
Net investment income (loss)	(473)	—	(44)	—	24

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	3,112	3	722	—	916
Capital gains distributions	—	—	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	3,112	3	722	—	916
Net unrealized appreciation
(depreciation) of investments	3,612	12	(2,625)	—	738
Net realized and unrealized gain (loss)
on investments	6,724	15	(1,903)	—	1,654
Net increase (decrease) in net assets
resulting from operations	$6,251	$15	$(1,947)	$—	$1,678

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class I	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$11	$647	$3	$6	$88
Expenses:
Mortality, expense risk and other charges	4	372	3	5	67
Total expenses	4	372	3	5	67
Net investment income (loss)	7	275	—	1	21

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	36	1,158	13	13	628
Capital gains distributions	—	—	—	5	97
Total realized gain (loss) on investments
and capital gains distributions	36	1,158	13	18	725
Net unrealized appreciation
(depreciation) of investments	70	3,586	30	20	(9)
Net realized and unrealized gain (loss)
on investments	106	4,744	43	38	716
Net increase (decrease) in net assets
resulting from operations	$113	$5,019	$43	$39	$737

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya Russell™ Mid Cap Growth Index Portfolio - Class S	Voya Russell™ Mid Cap Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I	Voya Small Company Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$20	$513	$263	$531	$—
Expenses:
Mortality, expense risk and other charges	81	356	220	1,422	1
Total expenses	81	356	220	1,422	1
Net investment income (loss)	(61)	157	43	(891)	(1)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	559	1,149	535	1,408	10
Capital gains distributions	—	1,502	1,532	16,468	34
Total realized gain (loss) on investments
and capital gains distributions	559	2,651	2,067	17,876	44
Net unrealized appreciation
(depreciation) of investments	393	3,158	(925)	(9,131)	(25)
Net realized and unrealized gain (loss)
on investments	952	5,809	1,142	8,745	19
Net increase (decrease) in net assets
resulting from operations	$891	$5,966	$1,185	$7,854	$18

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya International Value Portfolio - Class I	Voya International Value Portfolio - Class S	Voya MidCap Opportunities Portfolio - Class A	Voya MidCap Opportunities Portfolio - Class I	Voya MidCap Opportunities Portfolio - Class S
Net investment income (loss)
Investment income:
Dividends	$1,919	$6	$—	$499	$4
Expenses:
Mortality, expense risk and other charges	433	1	—	1,130	8
Total expenses	433	1	—	1,130	8
Net investment income (loss)	1,486	5	—	(631)	(4)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(990)	24	—	5,299	74
Capital gains distributions	—	—	—	18,825	212
Total realized gain (loss) on investments
and capital gains distributions	(990)	24	—	24,124	286
Net unrealized appreciation
(depreciation) of investments	(3,635)	(37)	—	(13,936)	(176)
Net realized and unrealized gain (loss)
on investments	(4,625)	(13)	—	10,188	110
Net increase (decrease) in net assets
resulting from operations	$(3,139)	$(8)	$—	$9,557	$106

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Voya SmallCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class S	Wanger International	Wanger Select	Wanger USA
Net investment income (loss)
Investment income:
Dividends	$—	$—	$705	$—	$—
Expenses:
Mortality, expense risk and other charges	376	—	384	658	514
Total expenses	376	—	384	658	514
Net investment income (loss)	(376)	—	321	(658)	(514)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,841	4	302	8,495	4,423
Capital gains distributions	3,552	12	5,270	9,250	8,688
Total realized gain (loss) on investments
and capital gains distributions	6,393	16	5,572	17,745	13,111
Net unrealized appreciation
(depreciation) of investments	(4,157)	(8)	(8,459)	(15,673)	(9,980)
Net realized and unrealized gain (loss)
on investments	2,236	8	(2,887)	2,072	3,131
Net increase (decrease) in net assets
resulting from operations	$1,860	$8	$(2,566)	$1,414	$2,617

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Operations
For the Year Ended December 31, 2014
(Dollars in thousands)

	Washington Mutual Investors FundSM - Class R-3	Washington Mutual Investors FundSM - Class R-4	Wells Fargo Advantage Small Cap Value Fund - Class A	Wells Fargo Advantage Special Small Cap Value Fund - Class A
Net investment income (loss)
Investment income:
Dividends	$70	$2,127	$1	$892
Expenses:
Mortality, expense risk and other charges	23	1,276	1	1,300
Total expenses	23	1,276	1	1,300
Net investment income (loss)	47	851	—	(408)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	591	1,767	5	1,818
Capital gains distributions	245	6,619	18	18,287
Total realized gain (loss) on investments
and capital gains distributions	836	8,386	23	20,105
Net unrealized appreciation
(depreciation) of investments	(384)	2,702	(20)	(12,714)
Net realized and unrealized gain (loss)
on investments	452	11,088	3	7,391
Net increase (decrease) in net assets
resulting from operations	$499	$11,939	$3	$6,983

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Invesco Floating Rate Fund - Class R5	Invesco Mid Cap Core Equity Fund - Class A	Invesco Small Cap Growth Fund - Class A	Invesco International Growth Fund - Class R5
Net assets at January 1, 2013	$—	$4,552	$26	$30

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(45)	—	2
Total realized gain (loss) on investments
and capital gains distributions	—	698	3	1
Net unrealized appreciation (depreciation)
of investments	—	553	7	18
Net increase (decrease) in net assets resulting from	—	1,206	10	21
operations
Changes from principal transactions:
Total unit transactions	—	(1,184)	2	166
Increase (decrease) in net assets derived from
principal transactions	—	(1,184)	2	166
Total increase (decrease) in net assets	—	22	12	187
Net assets at December 31, 2013	—	4,574	38	217

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(45)	(1)	4
Total realized gain (loss) on investments
and capital gains distributions	—	618	16	17
Net unrealized appreciation (depreciation)
of investments	—	(419)	(9)	(27)
Net increase (decrease) in net assets resulting from	—	154	6	(6)
operations
Changes from principal transactions:
Total unit transactions	32	(671)	46	197
Increase (decrease) in net assets derived from
principal transactions	32	(671)	46	197
Total increase (decrease) in net assets	32	(517)	52	191
Net assets at December 31, 2014	$32	$4,057	$90	$408

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Invesco Endeavor Fund - Class A	Invesco Global Health Care Fund - Investor Class	Invesco High Yield Fund - Class R5	Invesco American Value Fund - Class R5
Net assets at January 1, 2013	$36	$234	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1)	—	—
Total realized gain (loss) on investments
and capital gains distributions	6	41	—	—
Net unrealized appreciation (depreciation)
of investments	6	59	—	—
Net increase (decrease) in net assets resulting from	12	99	—	—
operations
Changes from principal transactions:
Total unit transactions	15	23	—	—
Increase (decrease) in net assets derived from
principal transactions	15	23	—	—
Total increase (decrease) in net assets	27	122	—	—
Net assets at December 31, 2013	63	356	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(3)	1	(1)
Total realized gain (loss) on investments
and capital gains distributions	9	83	—	18
Net unrealized appreciation (depreciation)
of investments	(4)	(15)	(1)	(14)
Net increase (decrease) in net assets resulting from	5	65	—	3
operations
Changes from principal transactions:
Total unit transactions	(17)	21	35	228
Increase (decrease) in net assets derived from
principal transactions	(17)	21	35	228
Total increase (decrease) in net assets	(12)	86	35	231
Net assets at December 31, 2014	$51	$442	$35	$231

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Invesco Energy Fund - Class R5	Invesco Small Cap Value Fund - Class A	Invesco V.I. American Franchise Fund - Series I Shares	Invesco V.I. Core Equity Fund - Series I Shares
Net assets at January 1, 2013	$—	$141	$19,755	$34,682

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(2)	(129)	131
Total realized gain (loss) on investments
and capital gains distributions	—	26	349	1,550
Net unrealized appreciation (depreciation)
of investments	—	56	7,115	7,604
Net increase (decrease) in net assets resulting from	—	80	7,335	9,285
operations
Changes from principal transactions:
Total unit transactions	—	97	(1,025)	(3,816)
Increase (decrease) in net assets derived from
principal transactions	—	97	(1,025)	(3,816)
Total increase (decrease) in net assets	—	177	6,310	5,469
Net assets at December 31, 2013	—	318	26,065	40,151

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(3)	(268)	(77)
Total realized gain (loss) on investments
and capital gains distributions	—	81	1,117	2,286
Net unrealized appreciation (depreciation)
of investments	—	(55)	1,045	521
Net increase (decrease) in net assets resulting from	—	23	1,894	2,730
operations
Changes from principal transactions:
Total unit transactions	—	82	(787)	(3,249)
Increase (decrease) in net assets derived from
principal transactions	—	82	(787)	(3,249)
Total increase (decrease) in net assets	—	105	1,107	(519)
Net assets at December 31, 2014	$—	$423	$27,172	$39,632

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Alger Capital Appreciation Fund - Class A	Alger Green Fund - Class A	AllianceBernstein Growth and Income Fund - Class A	AllianceBernstein Growth and Income Portfolio - Class A
Net assets at January 1, 2013	$492	$2,030	$201	$476

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(33)	(1)	—
Total realized gain (loss) on investments
and capital gains distributions	49	417	38	66
Net unrealized appreciation (depreciation)
of investments	127	492	14	87
Net increase (decrease) in net assets resulting from	174	876	51	153
operations
Changes from principal transactions:
Total unit transactions	57	1,306	(69)	45
Increase (decrease) in net assets derived from
principal transactions	57	1,306	(69)	45
Total increase (decrease) in net assets	231	2,182	(18)	198
Net assets at December 31, 2013	723	4,212	183	674

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(41)	—	1
Total realized gain (loss) on investments
and capital gains distributions	200	614	14	158
Net unrealized appreciation (depreciation)
of investments	(67)	(439)	1	(115)
Net increase (decrease) in net assets resulting from	129	134	15	44
operations
Changes from principal transactions:
Total unit transactions	483	(571)	3	(275)
Increase (decrease) in net assets derived from
principal transactions	483	(571)	3	(275)
Total increase (decrease) in net assets	612	(437)	18	(231)
Net assets at December 31, 2014	$1,335	$3,775	$201	$443

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	AllianzGI NFJ Dividend Value Fund - Class A	AllianzGI NFJ Large-Cap Value Fund - Institutional Class	AllianzGI NFJ Small-Cap Value Fund - Class A	Amana Growth Fund - Investor Class
Net assets at January 1, 2013	$206	$35	$400	$35,389

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	1	1	(135)
Total realized gain (loss) on investments
and capital gains distributions	9	4	66	2,988
Net unrealized appreciation (depreciation)
of investments	44	5	63	4,468
Net increase (decrease) in net assets resulting from	56	10	130	7,321
operations
Changes from principal transactions:
Total unit transactions	(16)	(20)	54	(2,949)
Increase (decrease) in net assets derived from
principal transactions	(16)	(20)	54	(2,949)
Total increase (decrease) in net assets	40	(10)	184	4,372
Net assets at December 31, 2013	246	25	584	39,761

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	1	9	(241)
Total realized gain (loss) on investments
and capital gains distributions	7	—	144	4,825
Net unrealized appreciation (depreciation)
of investments	12	2	(148)	215
Net increase (decrease) in net assets resulting from	22	3	5	4,799
operations
Changes from principal transactions:
Total unit transactions	(7)	(1)	(41)	(2,098)
Increase (decrease) in net assets derived from
principal transactions	(7)	(1)	(41)	(2,098)
Total increase (decrease) in net assets	15	2	(36)	2,701
Net assets at December 31, 2014	$261	$27	$548	$42,462

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Amana Income Fund - Investor Class	American Balanced Fund® - Class R-3	American Beacon Small Cap Value Fund - Investor Class	American Century Investments® Inflation-Adjusted Bond Fund - Investor Class
Net assets at January 1, 2013	$51,965	$5,771	$—	$54,588

Increase (decrease) in net assets
Operations:
Net investment income (loss)	371	54	—	62
Total realized gain (loss) on investments
and capital gains distributions	1,879	119	—	1,097
Net unrealized appreciation (depreciation)
of investments	13,098	1,055	—	(5,842)
Net increase (decrease) in net assets resulting from	15,348	1,228	—	(4,683)
operations
Changes from principal transactions:
Total unit transactions	5,113	354	—	(17,045)
Increase (decrease) in net assets derived from
principal transactions	5,113	354	—	(17,045)
Total increase (decrease) in net assets	20,461	1,582	—	(21,728)
Net assets at December 31, 2013	72,426	7,353	—	32,860

Increase (decrease) in net assets
Operations:
Net investment income (loss)	425	48	—	128
Total realized gain (loss) on investments
and capital gains distributions	4,884	1,036	4	(698)
Net unrealized appreciation (depreciation)
of investments	510	(523)	(1)	1,104
Net increase (decrease) in net assets resulting from	5,819	561	3	534
operations
Changes from principal transactions:
Total unit transactions	(3,433)	(597)	61	(4,371)
Increase (decrease) in net assets derived from
principal transactions	(3,433)	(597)	61	(4,371)
Total increase (decrease) in net assets	2,386	(36)	64	(3,837)
Net assets at December 31, 2014	$74,812	$7,317	$64	$29,023
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	American Century Investments® Income & Growth Fund - A Class	Fundamental InvestorsSM - Class R-3	Fundamental InvestorsSM - Class R-4	American Funds American Mutual Fund® - Class R-4
Net assets at January 1, 2013	$6,374	$1,203	$37,284	$61

Increase (decrease) in net assets
Operations:
Net investment income (loss)	71	10	218	7
Total realized gain (loss) on investments
and capital gains distributions	(51)	108	3,287	22
Net unrealized appreciation (depreciation)
of investments	2,269	312	8,071	51
Net increase (decrease) in net assets resulting from	2,289	430	11,576	80
operations
Changes from principal transactions:
Total unit transactions	986	303	2,336	747
Increase (decrease) in net assets derived from
principal transactions	986	303	2,336	747
Total increase (decrease) in net assets	3,275	733	13,912	827
Net assets at December 31, 2013	9,649	1,936	51,196	888

Increase (decrease) in net assets
Operations:
Net investment income (loss)	68	5	110	25
Total realized gain (loss) on investments
and capital gains distributions	859	319	6,922	87
Net unrealized appreciation (depreciation)
of investments	146	(166)	(2,028)	73
Net increase (decrease) in net assets resulting from	1,073	158	5,004	185
operations
Changes from principal transactions:
Total unit transactions	184	76	11,192	1,081
Increase (decrease) in net assets derived from
principal transactions	184	76	11,192	1,081
Total increase (decrease) in net assets	1,257	234	16,196	1,266
Net assets at December 31, 2014	$10,906	$2,170	$67,392	$2,154

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Ariel Appreciation Fund - Investor Class	Ariel Fund - Investor Class	Artisan International Fund - Investor Shares	Aston/Fairpointe Mid Cap Fund - Class N
Net assets at January 1, 2013	$866	$3,328	$5,043	$8,892

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(26)	12	(184)
Total realized gain (loss) on investments
and capital gains distributions	205	726	439	3,506
Net unrealized appreciation (depreciation)
of investments	105	1,692	1,143	3,023
Net increase (decrease) in net assets resulting from	309	2,392	1,594	6,345
operations
Changes from principal transactions:
Total unit transactions	(435)	4,847	3,647	18,198
Increase (decrease) in net assets derived from
principal transactions	(435)	4,847	3,647	18,198
Total increase (decrease) in net assets	(126)	7,239	5,241	24,543
Net assets at December 31, 2013	740	10,567	10,284	33,435

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(44)	(28)	(334)
Total realized gain (loss) on investments
and capital gains distributions	168	2,427	399	8,889
Net unrealized appreciation (depreciation)
of investments	(103)	(1,387)	(611)	(5,131)
Net increase (decrease) in net assets resulting from	64	996	(240)	3,424
operations
Changes from principal transactions:
Total unit transactions	(107)	349	3,048	10,560
Increase (decrease) in net assets derived from
principal transactions	(107)	349	3,048	10,560
Total increase (decrease) in net assets	(43)	1,345	2,808	13,984
Net assets at December 31, 2014	$697	$11,912	$13,092	$47,419

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	BlackRock Equity Dividend Fund - Investor A Shares	BlackRock Mid Cap Value Opportunities Fund - Institutional Shares	BlackRock Mid Cap Value Opportunities Fund - Investor A Shares	Bond Fund of AmericaSM - Class R-4
Net assets at January 1, 2013	$1,014	$—	$9,764	$10,954

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13	—	(77)	135
Total realized gain (loss) on investments
and capital gains distributions	33	—	1,976	141
Net unrealized appreciation (depreciation)
of investments	210	—	1,750	(591)
Net increase (decrease) in net assets resulting from	256	—	3,649	(315)
operations
Changes from principal transactions:
Total unit transactions	164	—	2,703	(1,395)
Increase (decrease) in net assets derived from
principal transactions	164	—	2,703	(1,395)
Total increase (decrease) in net assets	420	—	6,352	(1,710)
Net assets at December 31, 2013	1,434	—	16,116	9,244

Increase (decrease) in net assets
Operations:
Net investment income (loss)	17	—	(107)	105
Total realized gain (loss) on investments
and capital gains distributions	131	2	3,462	54
Net unrealized appreciation (depreciation)
of investments	(21)	(2)	(2,555)	241
Net increase (decrease) in net assets resulting from	127	—	800	400
operations
Changes from principal transactions:
Total unit transactions	136	21	(133)	(327)
Increase (decrease) in net assets derived from
principal transactions	136	21	(133)	(327)
Total increase (decrease) in net assets	263	21	667	73
Net assets at December 31, 2014	$1,697	$21	$16,783	$9,317

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Calvert VP SRI Balanced Portfolio	Capital World Growth & Income FundSM - Class R-3	Cohen & Steers Realty Shares, Inc.	ColumbiaSM Acorn® Fund - Class A Shares
Net assets at January 1, 2013	$46,174	$513	$2,138	$85

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	10	36	(1)
Total realized gain (loss) on investments
and capital gains distributions	5,099	12	118	8
Net unrealized appreciation (depreciation)
of investments	2,569	104	(144)	17
Net increase (decrease) in net assets resulting from	7,666	126	10	24
operations
Changes from principal transactions:
Total unit transactions	(1,140)	46	286	(6)
Increase (decrease) in net assets derived from
principal transactions	(1,140)	46	286	(6)
Total increase (decrease) in net assets	6,526	172	296	18
Net assets at December 31, 2013	52,700	685	2,434	103

Increase (decrease) in net assets
Operations:
Net investment income (loss)	253	11	69	(1)
Total realized gain (loss) on investments
and capital gains distributions	4,303	12	281	18
Net unrealized appreciation (depreciation)
of investments	(281)	—	626	(17)
Net increase (decrease) in net assets resulting from	4,275	23	976	—
operations
Changes from principal transactions:
Total unit transactions	(3,484)	67	3,268	(3)
Increase (decrease) in net assets derived from
principal transactions	(3,484)	67	3,268	(3)
Total increase (decrease) in net assets	791	90	4,244	(3)
Net assets at December 31, 2014	$53,491	$775	$6,678	$100

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	ColumbiaSM Acorn® Fund - Class Z Shares	Columbia Mid Cap Value Fund - Class A Shares	Columbia Mid Cap Value Fund - Class Z Shares	CRM Mid Cap Value Fund - Investor Shares
Net assets at January 1, 2013	$39	$4,121	$1	$232

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(27)	—	(1)
Total realized gain (loss) on investments
and capital gains distributions	3	1,265	—	51
Net unrealized appreciation (depreciation)
of investments	9	222	—	25
Net increase (decrease) in net assets resulting from	11	1,460	—	75
operations
Changes from principal transactions:
Total unit transactions	4	399	1	6
Increase (decrease) in net assets derived from
principal transactions	4	399	1	6
Total increase (decrease) in net assets	15	1,859	1	81
Net assets at December 31, 2013	54	5,980	2	313

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(32)	—	—
Total realized gain (loss) on investments
and capital gains distributions	9	1,832	—	82
Net unrealized appreciation (depreciation)
of investments	(8)	(1,014)	—	(67)
Net increase (decrease) in net assets resulting from	—	786	—	15
operations
Changes from principal transactions:
Total unit transactions	4	3,650	—	(40)
Increase (decrease) in net assets derived from
principal transactions	4	3,650	—	(40)
Total increase (decrease) in net assets	4	4,436	—	(25)
Net assets at December 31, 2014	$58	$10,416	$2	$288

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Davis Financial Fund - Class Y	Delaware Diversified Income Fund - Class A	Delaware Small Cap Value Fund - Class A	Deutsche Small Cap Growth Fund - Class S
Net assets at January 1, 2013	$—	$801	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	41	—	—
Total realized gain (loss) on investments
and capital gains distributions	—	(48)	2	—
Net unrealized appreciation (depreciation)
of investments	—	(34)	6	—
Net increase (decrease) in net assets resulting from	—	(41)	8	—
operations
Changes from principal transactions:
Total unit transactions	—	1,127	101	—
Increase (decrease) in net assets derived from
principal transactions	—	1,127	101	—
Total increase (decrease) in net assets	—	1,086	109	—
Net assets at December 31, 2013	—	1,887	109	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	86	(1)	—
Total realized gain (loss) on investments
and capital gains distributions	—	2	38	2
Net unrealized appreciation (depreciation)
of investments	—	13	(24)	(1)
Net increase (decrease) in net assets resulting from	—	101	13	1
operations
Changes from principal transactions:
Total unit transactions	—	2,474	570	23
Increase (decrease) in net assets derived from
principal transactions	—	2,474	570	23
Total increase (decrease) in net assets	—	2,575	583	24
Net assets at December 31, 2014	$—	$4,462	$692	$24

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Dodge & Cox International Stock Fund	Dodge & Cox Stock Fund	Deutsche Equity 500 Index Fund - Class S	Eaton Vance Large-Cap Value Fund - Class R Shares
Net assets at January 1, 2013	$224	$28	$491	$98

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	—	5	—
Total realized gain (loss) on investments
and capital gains distributions	8	6	5	17
Net unrealized appreciation (depreciation)
of investments	56	15	145	13
Net increase (decrease) in net assets resulting from	67	21	155	30
operations
Changes from principal transactions:
Total unit transactions	89	79	30	3
Increase (decrease) in net assets derived from
principal transactions	89	79	30	3
Total increase (decrease) in net assets	156	100	185	33
Net assets at December 31, 2013	380	128	676	131

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5	2	6	—
Total realized gain (loss) on investments
and capital gains distributions	20	20	74	45
Net unrealized appreciation (depreciation)
of investments	(28)	4	3	(33)
Net increase (decrease) in net assets resulting from	(3)	26	83	12
operations
Changes from principal transactions:
Total unit transactions	16	148	(13)	(50)
Increase (decrease) in net assets derived from
principal transactions	16	148	(13)	(50)
Total increase (decrease) in net assets	13	174	70	(38)
Net assets at December 31, 2014	$393	$302	$746	$93

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	EuroPacific Growth Fund® - Class R-3	EuroPacific Growth Fund® - Class R-4	Fidelity Advisor® New Insights Fund - Institutional Class	Fidelity® VIP Equity-Income Portfolio - Initial Class
Net assets at January 1, 2013	$8,750	$268,614	$465	$264,552

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13	459	(7)	4,268
Total realized gain (loss) on investments
and capital gains distributions	892	(691)	113	17,227
Net unrealized appreciation (depreciation)
of investments	555	51,226	55	47,229
Net increase (decrease) in net assets resulting from	1,460	50,994	161	68,724
operations
Changes from principal transactions:
Total unit transactions	(1,548)	(4,948)	103	(26,669)
Increase (decrease) in net assets derived from
principal transactions	(1,548)	(4,948)	103	(26,669)
Total increase (decrease) in net assets	(88)	46,046	264	42,055
Net assets at December 31, 2013	8,662	314,660	729	306,607

Increase (decrease) in net assets
Operations:
Net investment income (loss)	33	1,386	(9)	5,435
Total realized gain (loss) on investments
and capital gains distributions	650	970	187	4,145
Net unrealized appreciation (depreciation)
of investments	(926)	(13,038)	(72)	12,997
Net increase (decrease) in net assets resulting from	(243)	(10,682)	106	22,577
operations
Changes from principal transactions:
Total unit transactions	(1,319)	(8,450)	99	(27,320)
Increase (decrease) in net assets derived from
principal transactions	(1,319)	(8,450)	99	(27,320)
Total increase (decrease) in net assets	(1,562)	(19,132)	205	(4,743)
Net assets at December 31, 2014	$7,100	$295,528	$934	$301,864

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Fidelity® VIP Growth Portfolio - Initial Class	Fidelity® VIP High Income Portfolio - Initial Class	Fidelity® VIP Overseas Portfolio - Initial Class	Fidelity® VIP Contrafund® Portfolio - Initial Class
Net assets at January 1, 2013	$225,077	$12,167	$29,379	$1,085,469

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,690)	520	143	1,964
Total realized gain (loss) on investments
and capital gains distributions	10,773	315	(1,965)	23,779
Net unrealized appreciation (depreciation)
of investments	65,870	(312)	10,114	291,519
Net increase (decrease) in net assets resulting from	74,953	523	8,292	317,262
operations
Changes from principal transactions:
Total unit transactions	(25,029)	(1,336)	(1,359)	(82,018)
Increase (decrease) in net assets derived from
principal transactions	(25,029)	(1,336)	(1,359)	(82,018)
Total increase (decrease) in net assets	49,924	(813)	6,933	235,244
Net assets at December 31, 2013	275,001	11,354	36,312	1,320,713

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,239)	575	107	665
Total realized gain (loss) on investments
and capital gains distributions	9,482	101	(700)	56,881
Net unrealized appreciation (depreciation)
of investments	20,363	(692)	(2,504)	82,142
Net increase (decrease) in net assets resulting from	27,606	(16)	(3,097)	139,688
operations
Changes from principal transactions:
Total unit transactions	(10,109)	813	(3,332)	(80,851)
Increase (decrease) in net assets derived from
principal transactions	(10,109)	813	(3,332)	(80,851)
Total increase (decrease) in net assets	17,497	797	(6,429)	58,837
Net assets at December 31, 2014	$292,498	$12,151	$29,883	$1,379,550

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Fidelity® VIP Index 500 Portfolio - Initial Class	Fidelity® VIP Mid Cap Portfolio - Initial Class	Fidelity® VIP Asset Manager Portfolio - Initial Class	Franklin Mutual Global Discovery Fund - Class R
Net assets at January 1, 2013	$115,759	$20,599	$22,592	$2,419

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,072	127	97	17
Total realized gain (loss) on investments
and capital gains distributions	4,779	3,793	428	319
Net unrealized appreciation (depreciation)
of investments	30,085	3,481	2,542	210
Net increase (decrease) in net assets resulting from	35,936	7,401	3,067	546
operations
Changes from principal transactions:
Total unit transactions	1,981	(145)	(2,409)	(355)
Increase (decrease) in net assets derived from
principal transactions	1,981	(145)	(2,409)	(355)
Total increase (decrease) in net assets	37,917	7,256	658	191
Net assets at December 31, 2013	153,676	27,855	23,250	2,610

Increase (decrease) in net assets
Operations:
Net investment income (loss)	837	74	75	34
Total realized gain (loss) on investments
and capital gains distributions	4,424	1,808	1,359	221
Net unrealized appreciation (depreciation)
of investments	13,593	(162)	(368)	(144)
Net increase (decrease) in net assets resulting from	18,854	1,720	1,066	111
operations
Changes from principal transactions:
Total unit transactions	3,561	(111)	(1,655)	(128)
Increase (decrease) in net assets derived from
principal transactions	3,561	(111)	(1,655)	(128)
Total increase (decrease) in net assets	22,415	1,609	(589)	(17)
Net assets at December 31, 2014	$176,091	$29,464	$22,661	$2,593

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Franklin Biotechnology Discovery Fund - Advisor Class	Franklin Natural Resources Fund - Advisor Class	Franklin Small-Mid Cap Growth Fund - Class A	Franklin Small Cap Value VIP Fund - Class 2
Net assets at January 1, 2013	$—	$—	$553	$110,112

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	(4)	497
Total realized gain (loss) on investments
and capital gains distributions	—	—	156	4,350
Net unrealized appreciation (depreciation)
of investments	—	—	59	33,299
Net increase (decrease) in net assets resulting from	—	—	211	38,146
operations
Changes from principal transactions:
Total unit transactions	—	—	(5)	(4,257)
Increase (decrease) in net assets derived from
principal transactions	—	—	(5)	(4,257)
Total increase (decrease) in net assets	—	—	206	33,889
Net assets at December 31, 2013	—	—	759	144,001

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	(3)	(405)
Total realized gain (loss) on investments
and capital gains distributions	4	—	160	15,126
Net unrealized appreciation (depreciation)
of investments	4	(1)	(136)	(15,311)
Net increase (decrease) in net assets resulting from	8	(1)	21	(590)
operations
Changes from principal transactions:
Total unit transactions	89	4	(474)	(11,303)
Increase (decrease) in net assets derived from
principal transactions	89	4	(474)	(11,303)
Total increase (decrease) in net assets	97	3	(453)	(11,893)
Net assets at December 31, 2014	$97	$3	$306	$132,108

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Goldman Sachs Growth Opportunities Fund - Class IR Shares	Growth Fund of America® - Class R-3	Growth Fund of America® - Class R-4	The Hartford Capital Appreciation Fund - Class R4
Net assets at January 1, 2013	$—	$12,373	$287,158	$159

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(81)	(1,953)	(1)
Total realized gain (loss) on investments
and capital gains distributions	—	1,965	27,868	72
Net unrealized appreciation (depreciation)
of investments	—	2,073	65,718	(9)
Net increase (decrease) in net assets resulting from	—	3,957	91,633	62
operations
Changes from principal transactions:
Total unit transactions	—	(416)	(14,877)	(221)
Increase (decrease) in net assets derived from
principal transactions	—	(416)	(14,877)	(221)
Total increase (decrease) in net assets	—	3,541	76,756	(159)
Net assets at December 31, 2013	—	15,914	363,914	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(88)	(2,242)	—
Total realized gain (loss) on investments
and capital gains distributions	1	2,781	40,146	—
Net unrealized appreciation (depreciation)
of investments	—	(1,397)	(8,466)	—
Net increase (decrease) in net assets resulting from	1	1,296	29,438	—
operations
Changes from principal transactions:
Total unit transactions	2	(490)	(13,292)	—
Increase (decrease) in net assets derived from
principal transactions	2	(490)	(13,292)	—
Total increase (decrease) in net assets	3	806	16,146	—
Net assets at December 31, 2014	$3	$16,720	$380,060	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	The Hartford Dividend And Growth Fund - Class R4	Income Fund of America® - Class R-3	Ivy Science and Technology Fund - Class Y	Janus Aspen Series Balanced Portfolio - Institutional Shares
Net assets at January 1, 2013	$261	$1,985	$—	$174

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	53	—	1
Total realized gain (loss) on investments
and capital gains distributions	73	82	—	10
Net unrealized appreciation (depreciation)
of investments	(2)	207	—	13
Net increase (decrease) in net assets resulting from	73	342	—	24
operations
Changes from principal transactions:
Total unit transactions	(330)	65	—	(45)
Increase (decrease) in net assets derived from
principal transactions	(330)	65	—	(45)
Total increase (decrease) in net assets	(257)	407	—	(21)
Net assets at December 31, 2013	4	2,392	—	153

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	56	—	1
Total realized gain (loss) on investments
and capital gains distributions	—	182	—	9
Net unrealized appreciation (depreciation)
of investments	—	(54)	—	1
Net increase (decrease) in net assets resulting from	—	184	—	11
operations
Changes from principal transactions:
Total unit transactions	1	46	31	(17)
Increase (decrease) in net assets derived from
principal transactions	1	46	31	(17)
Total increase (decrease) in net assets	1	230	31	(6)
Net assets at December 31, 2014	$5	$2,622	$31	$147

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Janus Aspen Series Enterprise Portfolio - Institutional Shares	Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	Janus Aspen Series Global Research Portfolio - Institutional Shares	Janus Aspen Series Janus Portfolio - Institutional Shares
Net assets at January 1, 2013	$365	$40	$135	$70

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	2	—	—
Total realized gain (loss) on investments
and capital gains distributions	33	1	1	2
Net unrealized appreciation (depreciation)
of investments	53	(2)	34	17
Net increase (decrease) in net assets resulting from	83	1	35	19
operations
Changes from principal transactions:
Total unit transactions	(122)	(3)	(9)	(11)
Increase (decrease) in net assets derived from
principal transactions	(122)	(3)	(9)	(11)
Total increase (decrease) in net assets	(39)	(2)	26	8
Net assets at December 31, 2013	326	38	161	78

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	1	—	(1)
Total realized gain (loss) on investments
and capital gains distributions	56	—	27	9
Net unrealized appreciation (depreciation)
of investments	(19)	—	(16)	1
Net increase (decrease) in net assets resulting from	34	1	11	9
operations
Changes from principal transactions:
Total unit transactions	(78)	1	(70)	(5)
Increase (decrease) in net assets derived from
principal transactions	(78)	1	(70)	(5)
Total increase (decrease) in net assets	(44)	2	(59)	4
Net assets at December 31, 2014	$282	$40	$102	$82
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	JPMorgan Equity Income Fund - Select Class Shares	JPMorgan Government Bond Fund - Select Class Shares	Lazard Emerging Markets Equity Portfolio - Open Shares	Lazard U.S. Mid Cap Equity Portfolio - Open Shares
Net assets at January 1, 2013	$—	$10	$—	$5,049

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	5	—	(16)
Total realized gain (loss) on investments
and capital gains distributions	—	(6)	—	296
Net unrealized appreciation (depreciation)
of investments	—	(15)	—	936
Net increase (decrease) in net assets resulting from	—	(16)	—	1,216
operations
Changes from principal transactions:
Total unit transactions	—	248	—	(2,343)
Increase (decrease) in net assets derived from
principal transactions	—	248	—	(2,343)
Total increase (decrease) in net assets	—	232	—	(1,127)
Net assets at December 31, 2013	—	242	—	3,922

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	3	—	(19)
Total realized gain (loss) on investments
and capital gains distributions	1	(4)	—	325
Net unrealized appreciation (depreciation)
of investments	2	9	—	131
Net increase (decrease) in net assets resulting from	4	8	—	437
operations
Changes from principal transactions:
Total unit transactions	64	176	—	(175)
Increase (decrease) in net assets derived from
principal transactions	64	176	—	(175)
Total increase (decrease) in net assets	68	184	—	262
Net assets at December 31, 2014	$68	$426	$—	$4,184

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	ClearBridge Aggressive Growth Fund - Class I	LKCM Aquinas Growth Fund	Loomis Sayles Small Cap Value Fund - Retail Class	Loomis Sayles Limited Term Government and Agency Fund - Class Y
Net assets at January 1, 2013	$—	$337	$10,558	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(3)	(123)	—
Total realized gain (loss) on investments
and capital gains distributions	—	49	1,824	—
Net unrealized appreciation (depreciation)
of investments	—	40	2,154	—
Net increase (decrease) in net assets resulting from	—	86	3,855	—
operations
Changes from principal transactions:
Total unit transactions	—	(12)	1,178	—
Increase (decrease) in net assets derived from
principal transactions	—	(12)	1,178	—
Total increase (decrease) in net assets	—	74	5,033	—
Net assets at December 31, 2013	—	411	15,591	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(3)	(99)	2
Total realized gain (loss) on investments
and capital gains distributions	2	107	2,999	(1)
Net unrealized appreciation (depreciation)
of investments	1	(104)	(2,344)	(1)
Net increase (decrease) in net assets resulting from	3	—	556	—
operations
Changes from principal transactions:
Total unit transactions	93	(63)	(1,832)	373
Increase (decrease) in net assets derived from
principal transactions	93	(63)	(1,832)	373
Total increase (decrease) in net assets	96	(63)	(1,276)	373
Net assets at December 31, 2014	$96	$348	$14,315	$373

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Loomis Sayles Value Fund - Class Y	Lord Abbett Developing Growth Fund - Class A	Lord Abbett Core Fixed Income Fund - Class A	Lord Abbett Mid Cap Stock Fund - Class A
Net assets at January 1, 2013	$—	$93	$59	$960

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(2)	—	(4)
Total realized gain (loss) on investments
and capital gains distributions	—	46	—	151
Net unrealized appreciation (depreciation)
of investments	—	36	(2)	101
Net increase (decrease) in net assets resulting from	—	80	(2)	248
operations
Changes from principal transactions:
Total unit transactions	—	86	(11)	(211)
Increase (decrease) in net assets derived from
principal transactions	—	86	(11)	(211)
Total increase (decrease) in net assets	—	166	(13)	37
Net assets at December 31, 2013	—	259	46	997

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(2)	—	(3)
Total realized gain (loss) on investments
and capital gains distributions	—	50	—	28
Net unrealized appreciation (depreciation)
of investments	—	(43)	3	87
Net increase (decrease) in net assets resulting from	—	5	3	112
operations
Changes from principal transactions:
Total unit transactions	—	10	1,209	46
Increase (decrease) in net assets derived from
principal transactions	—	10	1,209	46
Total increase (decrease) in net assets	—	15	1,212	158
Net assets at December 31, 2014	$—	$274	$1,258	$1,155

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Lord Abbett Small Cap Value Fund - Class A	Lord Abbett Fundamental Equity Fund - Class A	Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	MainStay Large Cap Growth Fund - Class R3
Net assets at January 1, 2013	$1,186	$158	$95,534	$424

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(12)	(1)	(537)	—
Total realized gain (loss) on investments
and capital gains distributions	400	43	(309)	32
Net unrealized appreciation (depreciation)
of investments	(8)	20	26,886	127
Net increase (decrease) in net assets resulting from	380	62	26,040	159
operations
Changes from principal transactions:
Total unit transactions	(116)	44	(16,890)	54
Increase (decrease) in net assets derived from
principal transactions	(116)	44	(16,890)	54
Total increase (decrease) in net assets	264	106	9,150	213
Net assets at December 31, 2013	1,450	264	104,684	637

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(11)	—	(535)	—
Total realized gain (loss) on investments
and capital gains distributions	384	54	1,491	134
Net unrealized appreciation (depreciation)
of investments	(367)	(38)	9,387	(134)
Net increase (decrease) in net assets resulting from	6	16	10,343	—
operations
Changes from principal transactions:
Total unit transactions	(202)	(15)	(10,441)	(635)
Increase (decrease) in net assets derived from
principal transactions	(202)	(15)	(10,441)	(635)
Total increase (decrease) in net assets	(196)	1	(98)	(635)
Net assets at December 31, 2014	$1,254	$265	$104,586	$2

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Massachusetts Investors Growth Stock Fund - Class A	Metropolitan West Total Return Bond Fund - Class M Shares	MFS® New Discovery Fund - Class R3	MFS® International Value Fund - Class R3
Net assets at January 1, 2013	$718	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	15	—	—
Total realized gain (loss) on investments
and capital gains distributions	52	19	—	—
Net unrealized appreciation (depreciation)
of investments	88	(18)	—	—
Net increase (decrease) in net assets resulting from	139	16	—	—
operations
Changes from principal transactions:
Total unit transactions	(197)	3,474	—	—
Increase (decrease) in net assets derived from
principal transactions	(197)	3,474	—	—
Total increase (decrease) in net assets	(58)	3,490	—	—
Net assets at December 31, 2013	660	3,490	—	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	77	—	—
Total realized gain (loss) on investments
and capital gains distributions	44	37	—	—
Net unrealized appreciation (depreciation)
of investments	27	174	—	(1)
Net increase (decrease) in net assets resulting from	70	288	—	(1)
operations
Changes from principal transactions:
Total unit transactions	(8)	6,833	1	14
Increase (decrease) in net assets derived from
principal transactions	(8)	6,833	1	14
Total increase (decrease) in net assets	62	7,121	1	13
Net assets at December 31, 2014	$722	$10,611	$1	$13

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Neuberger Berman Genesis Fund - Trust Class	Neuberger Berman Socially Responsive Fund - Trust Class	New Perspective Fund® - Class R-3	New Perspective Fund® - Class R-4
Net assets at January 1, 2013	$95	$8,855	$2,123	$88,013

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	21	3	40
Total realized gain (loss) on investments
and capital gains distributions	13	1,895	349	5,061
Net unrealized appreciation (depreciation)
of investments	32	1,684	177	18,214
Net increase (decrease) in net assets resulting from	45	3,600	529	23,315
operations
Changes from principal transactions:
Total unit transactions	58	1,990	(235)	3,626
Increase (decrease) in net assets derived from
principal transactions	58	1,990	(235)	3,626
Total increase (decrease) in net assets	103	5,590	294	26,941
Net assets at December 31, 2013	198	14,445	2,417	114,954

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2)	(5)	(5)	(272)
Total realized gain (loss) on investments
and capital gains distributions	59	2,720	339	8,102
Net unrealized appreciation (depreciation)
of investments	(44)	(1,516)	(286)	(4,995)
Net increase (decrease) in net assets resulting from	13	1,199	48	2,835
operations
Changes from principal transactions:
Total unit transactions	262	(2,299)	(353)	4,062
Increase (decrease) in net assets derived from
principal transactions	262	(2,299)	(353)	4,062
Total increase (decrease) in net assets	275	(1,100)	(305)	6,897
Net assets at December 31, 2014	$473	$13,345	$2,112	$121,851

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	American Funds New World Fund® - Class R-4	Nuveen Global Infrastructure Fund - Class I	Nuveen U.S. Infrastructure Income Fund - Class I	Oppenheimer Capital Appreciation Fund - Class A
Net assets at January 1, 2013	$—	$—	$—	$520

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	(2)
Total realized gain (loss) on investments
and capital gains distributions	—	—	—	111
Net unrealized appreciation (depreciation)
of investments	—	—	—	(49)
Net increase (decrease) in net assets resulting from	—	—	—	60
operations
Changes from principal transactions:
Total unit transactions	—	—	—	(474)
Increase (decrease) in net assets derived from
principal transactions	—	—	—	(474)
Total increase (decrease) in net assets	—	—	—	(414)
Net assets at December 31, 2013	—	—	—	106

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	16	1	(1)
Total realized gain (loss) on investments
and capital gains distributions	1	72	—	20
Net unrealized appreciation (depreciation)
of investments	(3)	(84)	1	(5)
Net increase (decrease) in net assets resulting from	(2)	4	2	14
operations
Changes from principal transactions:
Total unit transactions	29	1,193	202	(16)
Increase (decrease) in net assets derived from
principal transactions	29	1,193	202	(16)
Total increase (decrease) in net assets	27	1,197	204	(2)
Net assets at December 31, 2014	$27	$1,197	$204	$104

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Oppenheimer Developing Markets Fund - Class A	Oppenheimer Developing Markets Fund - Class Y	Oppenheimer Gold & Special Minerals Fund - Class A	Oppenheimer International Bond Fund - Class A
Net assets at January 1, 2013	$275,812	$35,375	$16	$128

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,576)	6	—	4
Total realized gain (loss) on investments
and capital gains distributions	(2,983)	684	(3)	(2)
Net unrealized appreciation (depreciation)
of investments	24,650	2,350	(7)	(9)
Net increase (decrease) in net assets resulting from	19,091	3,040	(10)	(7)
operations
Changes from principal transactions:
Total unit transactions	(14,722)	709	9	20
Increase (decrease) in net assets derived from
principal transactions	(14,722)	709	9	20
Total increase (decrease) in net assets	4,369	3,749	(1)	13
Net assets at December 31, 2013	280,181	39,124	15	141

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(2,119)	62	—	3
Total realized gain (loss) on investments
and capital gains distributions	20,835	1,162	(1)	(8)
Net unrealized appreciation (depreciation)
of investments	(34,012)	(3,251)	(4)	6
Net increase (decrease) in net assets resulting from	(15,296)	(2,027)	(5)	1
operations
Changes from principal transactions:
Total unit transactions	(15,191)	1,614	11	(85)
Increase (decrease) in net assets derived from
principal transactions	(15,191)	1,614	11	(85)
Total increase (decrease) in net assets	(30,487)	(413)	6	(84)
Net assets at December 31, 2014	$249,694	$38,711	$21	$57

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Oppenheimer International Growth Fund - Class Y	Oppenheimer International Small Company Fund - Class Y	Oppenheimer Discovery Mid Cap Growth Fund/VA	Oppenheimer Global Fund/VA
Net assets at January 1, 2013	$—	$—	$41	$226

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	(1)	1
Total realized gain (loss) on investments
and capital gains distributions	—	—	2	1
Net unrealized appreciation (depreciation)
of investments	—	—	12	55
Net increase (decrease) in net assets resulting from	—	—	13	57
operations
Changes from principal transactions:
Total unit transactions	—	—	(8)	(22)
Increase (decrease) in net assets derived from
principal transactions	—	—	(8)	(22)
Total increase (decrease) in net assets	—	—	5	35
Net assets at December 31, 2013	—	—	46	261

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	(1)	1
Total realized gain (loss) on investments
and capital gains distributions	—	—	3	22
Net unrealized appreciation (depreciation)
of investments	—	—	(14)	(19)
Net increase (decrease) in net assets resulting from	—	—	(12)	4
operations
Changes from principal transactions:
Total unit transactions	10	12	(19)	(43)
Increase (decrease) in net assets derived from
principal transactions	10	12	(19)	(43)
Total increase (decrease) in net assets	10	12	(31)	(39)
Net assets at December 31, 2014	$10	$12	$15	$222

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Oppenheimer Global Strategic Income Fund/VA	Oppenheimer Main Street Fund®/VA	Oppenheimer Main Street Small Cap Fund®/VA	Parnassus Small Cap FundSM
Net assets at January 1, 2013	$109	$67	$10,845	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	—	(12)	—
Total realized gain (loss) on investments
and capital gains distributions	1	2	1,172	—
Net unrealized appreciation (depreciation)
of investments	(6)	17	4,192	—
Net increase (decrease) in net assets resulting from	(1)	19	5,352	—
operations
Changes from principal transactions:
Total unit transactions	(9)	(9)	7,302	—
Increase (decrease) in net assets derived from
principal transactions	(9)	(9)	7,302	—
Total increase (decrease) in net assets	(10)	10	12,654	—
Net assets at December 31, 2013	99	77	23,499	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	—	9	—
Total realized gain (loss) on investments
and capital gains distributions	—	5	5,490	—
Net unrealized appreciation (depreciation)
of investments	(2)	2	(2,793)	—
Net increase (decrease) in net assets resulting from	1	7	2,706	—
operations
Changes from principal transactions:
Total unit transactions	(2)	(10)	2,149	—
Increase (decrease) in net assets derived from
principal transactions	(2)	(10)	2,149	—
Total increase (decrease) in net assets	(1)	(3)	4,855	—
Net assets at December 31, 2014	$98	$74	$28,354	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Parnassus Core Equity FundSM - Investor Shares	Pax World Balanced Fund - Individual Investor Class	PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	PIMCO Real Return Portfolio - Administrative Class
Net assets at January 1, 2013	$622	$46,306	$—	$260,067

Increase (decrease) in net assets
Operations:
Net investment income (loss)	29	(103)	—	1,082
Total realized gain (loss) on investments
and capital gains distributions	413	5,289	—	8,483
Net unrealized appreciation (depreciation)
of investments	414	1,581	—	(31,921)
Net increase (decrease) in net assets resulting from	856	6,767	—	(22,356)
operations
Changes from principal transactions:
Total unit transactions	5,911	(3,659)	—	(88,953)
Increase (decrease) in net assets derived from
principal transactions	5,911	(3,659)	—	(88,953)
Total increase (decrease) in net assets	6,767	3,108	—	(111,309)
Net assets at December 31, 2013	7,389	49,414	—	148,758

Increase (decrease) in net assets
Operations:
Net investment income (loss)	100	(72)	—	829
Total realized gain (loss) on investments
and capital gains distributions	381	4,164	—	(541)
Net unrealized appreciation (depreciation)
of investments	1,222	(949)	(2)	3,343
Net increase (decrease) in net assets resulting from	1,703	3,143	(2)	3,631
operations
Changes from principal transactions:
Total unit transactions	8,279	(7,639)	16	(24,985)
Increase (decrease) in net assets derived from
principal transactions	8,279	(7,639)	16	(24,985)
Total increase (decrease) in net assets	9,982	(4,496)	14	(21,354)
Net assets at December 31, 2014	$17,371	$44,918	$14	$127,404

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Pioneer Equity Income Fund - Class Y Shares	Pioneer High Yield Fund - Class A Shares	Pioneer Strategic Income Fund - Class A Shares	Pioneer Emerging Markets VCT Portfolio - Class I
Net assets at January 1, 2013	$1,099	$2,178	$1,519	$15,901

Increase (decrease) in net assets
Operations:
Net investment income (loss)	53	87	52	38
Total realized gain (loss) on investments
and capital gains distributions	180	171	32	340
Net unrealized appreciation (depreciation)
of investments	441	(28)	(71)	(913)
Net increase (decrease) in net assets resulting from	674	230	13	(535)
operations
Changes from principal transactions:
Total unit transactions	2,778	(442)	(175)	(2,429)
Increase (decrease) in net assets derived from
principal transactions	2,778	(442)	(175)	(2,429)
Total increase (decrease) in net assets	3,452	(212)	(162)	(2,964)
Net assets at December 31, 2013	4,551	1,966	1,357	12,937

Increase (decrease) in net assets
Operations:
Net investment income (loss)	134	73	45	(24)
Total realized gain (loss) on investments
and capital gains distributions	799	117	11	(84)
Net unrealized appreciation (depreciation)
of investments	(164)	(206)	(3)	(1,498)
Net increase (decrease) in net assets resulting from	769	(16)	53	(1,606)
operations
Changes from principal transactions:
Total unit transactions	3,118	73	(56)	(960)
Increase (decrease) in net assets derived from
principal transactions	3,118	73	(56)	(960)
Total increase (decrease) in net assets	3,887	57	(3)	(2,566)
Net assets at December 31, 2014	$8,438	$2,023	$1,354	$10,371

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Pioneer Equity Income VCT Portfolio - Class I	Pioneer High Yield VCT Portfolio - Class I Shares	Prudential Jennison Utility Fund - Class Z	Columbia Diversified Equity Income Fund - Class K Shares
Net assets at January 1, 2013	$—	$27,738	$—	$7,180

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1,292	—	58
Total realized gain (loss) on investments
and capital gains distributions	—	1,754	—	500
Net unrealized appreciation (depreciation)
of investments	—	39	—	1,631
Net increase (decrease) in net assets resulting from	—	3,085	—	2,189
operations
Changes from principal transactions:
Total unit transactions	—	87	—	155
Increase (decrease) in net assets derived from
principal transactions	—	87	—	155
Total increase (decrease) in net assets	—	3,172	—	2,344
Net assets at December 31, 2013	—	30,910	—	9,524

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1,064	—	44
Total realized gain (loss) on investments
and capital gains distributions	—	3,219	2	1,318
Net unrealized appreciation (depreciation)
of investments	—	(4,183)	(2)	(305)
Net increase (decrease) in net assets resulting from	—	100	—	1,057
operations
Changes from principal transactions:
Total unit transactions	9	(7,740)	23	394
Increase (decrease) in net assets derived from
principal transactions	9	(7,740)	23	394
Total increase (decrease) in net assets	9	(7,640)	23	1,451
Net assets at December 31, 2014	$9	$23,270	$23	$10,975

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Columbia Diversified Equity Income Fund - Class R4 Shares	Royce Total Return Fund - K Class	SMALLCAP World Fund® - Class R-4	T. Rowe Price Mid-Cap Value Fund - R Class
Net assets at January 1, 2013	$88	$1	$7,942	$777

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	—	(101)	(3)
Total realized gain (loss) on investments
and capital gains distributions	3	—	940	120
Net unrealized appreciation (depreciation)
of investments	24	—	1,605	115
Net increase (decrease) in net assets resulting from	28	—	2,444	232
operations
Changes from principal transactions:
Total unit transactions	6	1	1,758	(81)
Increase (decrease) in net assets derived from
principal transactions	6	1	1,758	(81)
Total increase (decrease) in net assets	34	1	4,202	151
Net assets at December 31, 2013	122	2	12,144	928

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	—	(122)	(1)
Total realized gain (loss) on investments
and capital gains distributions	17	—	1,629	172
Net unrealized appreciation (depreciation)
of investments	(8)	—	(1,432)	(84)
Net increase (decrease) in net assets resulting from	10	—	75	87
operations
Changes from principal transactions:
Total unit transactions	(18)	—	(378)	20
Increase (decrease) in net assets derived from
principal transactions	(18)	—	(378)	20
Total increase (decrease) in net assets	(8)	—	(303)	107
Net assets at December 31, 2014	$114	$2	$11,841	$1,035
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	T. Rowe Price Value Fund - Advisor Class	Templeton Foreign Fund - Class A	Templeton Global Bond Fund - Advisor Class	Templeton Global Bond Fund - Class A
Net assets at January 1, 2013	$226	$1,174	$37,035	$204,498

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	14	1,504	6,215
Total realized gain (loss) on investments
and capital gains distributions	49	165	5	1,853
Net unrealized appreciation (depreciation)
of investments	30	171	(907)	(5,834)
Net increase (decrease) in net assets resulting from	79	350	602	2,234
operations
Changes from principal transactions:
Total unit transactions	(20)	296	2,243	(6,007)
Increase (decrease) in net assets derived from
principal transactions	(20)	296	2,243	(6,007)
Total increase (decrease) in net assets	59	646	2,845	(3,773)
Net assets at December 31, 2013	285	1,820	39,880	200,725

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	34	2,457	10,282
Total realized gain (loss) on investments
and capital gains distributions	52	117	87	4,700
Net unrealized appreciation (depreciation)
of investments	(15)	(357)	(2,001)	(13,460)
Net increase (decrease) in net assets resulting from	37	(206)	543	1,522
operations
Changes from principal transactions:
Total unit transactions	8	(12)	(2,335)	(22,193)
Increase (decrease) in net assets derived from
principal transactions	8	(12)	(2,335)	(22,193)
Total increase (decrease) in net assets	45	(218)	(1,792)	(20,671)
Net assets at December 31, 2014	$330	$1,602	$38,088	$180,054

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Third Avenue Real Estate Value Fund - Institutional Class	Thornburg International Value Fund - Class R4	USAA Precious Metals and Minerals Fund - Adviser Shares	Diversified Value Portfolio
Net assets at January 1, 2013	$—	$34	$8,081	$87

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	(64)	1
Total realized gain (loss) on investments
and capital gains distributions	—	—	(2,926)	—
Net unrealized appreciation (depreciation)
of investments	—	6	(1,813)	23
Net increase (decrease) in net assets resulting from	—	6	(4,803)	24
operations
Changes from principal transactions:
Total unit transactions	—	6	3,471	(4)
Increase (decrease) in net assets derived from
principal transactions	—	6	3,471	(4)
Total increase (decrease) in net assets	—	12	(1,332)	20
Net assets at December 31, 2013	—	46	6,749	107

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	11	1
Total realized gain (loss) on investments
and capital gains distributions	—	4	(2,413)	5
Net unrealized appreciation (depreciation)
of investments	—	(7)	735	3
Net increase (decrease) in net assets resulting from	—	(3)	(1,667)	9
operations
Changes from principal transactions:
Total unit transactions	4	2	4,013	—
Increase (decrease) in net assets derived from
principal transactions	4	2	4,013	—
Total increase (decrease) in net assets	4	(1)	2,346	9
Net assets at December 31, 2014	$4	$45	$9,095	$116

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Equity Income Portfolio	Small Company Growth Portfolio	Victory Integrity Small-Cap Value Fund - Class Y Shares	Victory Small Company Opportunity Fund - Class R
Net assets at January 1, 2013	$446	$25	$—	$13

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	87	9	—	1
Net unrealized appreciation (depreciation)
of investments	(2)	2	—	3
Net increase (decrease) in net assets resulting from	93	11	—	4
operations
Changes from principal transactions:
Total unit transactions	(294)	(13)	—	3
Increase (decrease) in net assets derived from
principal transactions	(294)	(13)	—	3
Total increase (decrease) in net assets	(201)	(2)	—	7
Net assets at December 31, 2013	245	23	—	20

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	—	—	—
Total realized gain (loss) on investments
and capital gains distributions	25	4	—	2
Net unrealized appreciation (depreciation)
of investments	(6)	(3)	—	(1)
Net increase (decrease) in net assets resulting from	23	1	—	1
operations
Changes from principal transactions:
Total unit transactions	(19)	—	6	4
Increase (decrease) in net assets derived from
principal transactions	(19)	—	6	4
Total increase (decrease) in net assets	4	1	6	5
Net assets at December 31, 2014	$249	$24	$6	$25

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Balanced Portfolio - Class I	Voya Growth Opportunities Fund - Class A	Voya Large Cap Value Fund - Class A	Voya Real Estate Fund - Class A
Net assets at January 1, 2013	$305,260	$63	$—	$1,954

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3,429	(1)	—	34
Total realized gain (loss) on investments
and capital gains distributions	3,552	6	—	164
Net unrealized appreciation (depreciation)
of investments	37,873	16	—	(180)
Net increase (decrease) in net assets resulting from	44,854	21	—	18
operations
Changes from principal transactions:
Total unit transactions	(33,009)	23	6	(64)
Increase (decrease) in net assets derived from
principal transactions	(33,009)	23	6	(64)
Total increase (decrease) in net assets	11,845	44	6	(46)
Net assets at December 31, 2013	317,105	107	6	1,908

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,725	(1)	—	38
Total realized gain (loss) on investments
and capital gains distributions	4,635	17	—	257
Net unrealized appreciation (depreciation)
of investments	9,094	(6)	—	189
Net increase (decrease) in net assets resulting from	15,454	10	—	484
operations
Changes from principal transactions:
Total unit transactions	(32,930)	(17)	1	(367)
Increase (decrease) in net assets derived from
principal transactions	(32,930)	(17)	1	(367)
Total increase (decrease) in net assets	(17,476)	(7)	1	117
Net assets at December 31, 2014	$299,629	$100	$7	$2,025

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya GNMA Income Fund - Class A	Voya Intermediate Bond Fund - Class A	Voya Intermediate Bond Portfolio - Class I	Voya Intermediate Bond Portfolio - Class S
Net assets at January 1, 2013	$4,456	$3,250	$408,463	$1,202

Increase (decrease) in net assets
Operations:
Net investment income (loss)	108	60	8,549	28
Total realized gain (loss) on investments
and capital gains distributions	(15)	83	(1,699)	33
Net unrealized appreciation (depreciation)
of investments	(202)	(197)	(11,051)	(69)
Net increase (decrease) in net assets resulting from	(109)	(54)	(4,201)	(8)
operations
Changes from principal transactions:
Total unit transactions	(526)	(1,190)	(56,068)	(201)
Increase (decrease) in net assets derived from
principal transactions	(526)	(1,190)	(56,068)	(201)
Total increase (decrease) in net assets	(635)	(1,244)	(60,269)	(209)
Net assets at December 31, 2013	3,821	2,006	348,194	993

Increase (decrease) in net assets
Operations:
Net investment income (loss)	97	41	8,287	26
Total realized gain (loss) on investments
and capital gains distributions	(32)	24	(239)	6
Net unrealized appreciation (depreciation)
of investments	84	40	11,424	28
Net increase (decrease) in net assets resulting from	149	105	19,472	60
operations
Changes from principal transactions:
Total unit transactions	(486)	(337)	(16,538)	(72)
Increase (decrease) in net assets derived from
principal transactions	(486)	(337)	(16,538)	(72)
Total increase (decrease) in net assets	(337)	(232)	2,934	(12)
Net assets at December 31, 2014	$3,484	$1,774	$351,128	$981

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Global Perspectives Portfolio - Class I	Voya Global Resources Portfolio - Adviser Class	Voya Global Resources Portfolio - Institutional Class	Voya Global Resources Portfolio - Service Class
Net assets at January 1, 2013	$—	$2	$26	$101,734

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	—	(61)
Total realized gain (loss) on investments
and capital gains distributions	—	—	—	(7,064)
Net unrealized appreciation (depreciation)
of investments	—	—	3	18,734
Net increase (decrease) in net assets resulting from	—	—	3	11,609
operations
Changes from principal transactions:
Total unit transactions	—	(1)	(1)	(15,676)
Increase (decrease) in net assets derived from
principal transactions	—	(1)	(1)	(15,676)
Total increase (decrease) in net assets	—	(1)	2	(4,067)
Net assets at December 31, 2013	—	1	28	97,667

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(3)	—	—	(2)
Total realized gain (loss) on investments
and capital gains distributions	1	—	—	(820)
Net unrealized appreciation (depreciation)
of investments	(5)	—	(4)	(11,579)
Net increase (decrease) in net assets resulting from	(7)	—	(4)	(12,401)
operations
Changes from principal transactions:
Total unit transactions	929	(1)	1	(3,264)
Increase (decrease) in net assets derived from
principal transactions	929	(1)	1	(3,264)
Total increase (decrease) in net assets	922	(1)	(3)	(15,665)
Net assets at December 31, 2014	$922	$—	$25	$82,002

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya High Yield Portfolio - Adviser Class	Voya High Yield Portfolio - Institutional Class	Voya High Yield Portfolio - Service Class	Voya Large Cap Growth Portfolio - Adviser Class
Net assets at January 1, 2013	$51	$28,658	$30,849	$155

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	1,607	1,441	—
Total realized gain (loss) on investments
and capital gains distributions	1	328	417	5
Net unrealized appreciation (depreciation)
of investments	(1)	(478)	(563)	40
Net increase (decrease) in net assets resulting from	3	1,457	1,295	45
operations
Changes from principal transactions:
Total unit transactions	(8)	1,000	(4,805)	(13)
Increase (decrease) in net assets derived from
principal transactions	(8)	1,000	(4,805)	(13)
Total increase (decrease) in net assets	(5)	2,457	(3,510)	32
Net assets at December 31, 2013	46	31,115	27,339	187

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	1,768	1,359	(1)
Total realized gain (loss) on investments
and capital gains distributions	—	158	265	21
Net unrealized appreciation (depreciation)
of investments	(2)	(1,715)	(1,510)	2
Net increase (decrease) in net assets resulting from	1	211	114	22
operations
Changes from principal transactions:
Total unit transactions	(3)	(49)	(2,829)	1
Increase (decrease) in net assets derived from
principal transactions	(3)	(49)	(2,829)	1
Total increase (decrease) in net assets	(2)	162	(2,715)	23
Net assets at December 31, 2014	$44	$31,277	$24,624	$210

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Large Cap Growth Portfolio - Institutional Class	Voya Large Cap Growth Portfolio - Service Class	Voya Large Cap Value Portfolio - Adviser Class	Voya Large Cap Value Portfolio - Institutional Class
Net assets at January 1, 2013	$193,340	$338	$—	$217,365

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(778)	—	—	3,519
Total realized gain (loss) on investments
and capital gains distributions	6,024	87	—	4,284
Net unrealized appreciation (depreciation)
of investments	53,594	200	3	61,994
Net increase (decrease) in net assets resulting from	58,840	287	3	69,797
operations
Changes from principal transactions:
Total unit transactions	2,412	1,347	26	55,179
Increase (decrease) in net assets derived from
principal transactions	2,412	1,347	26	55,179
Total increase (decrease) in net assets	61,252	1,634	29	124,976
Net assets at December 31, 2013	254,592	1,972	29	342,341

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1,653)	(38)	—	4,345
Total realized gain (loss) on investments
and capital gains distributions	27,793	992	2	21,559
Net unrealized appreciation (depreciation)
of investments	13,856	111	—	4,481
Net increase (decrease) in net assets resulting from	39,996	1,065	2	30,385
operations
Changes from principal transactions:
Total unit transactions	139,940	2,376	(7)	11,503
Increase (decrease) in net assets derived from
principal transactions	139,940	2,376	(7)	11,503
Total increase (decrease) in net assets	179,936	3,441	(5)	41,888
Net assets at December 31, 2014	$434,528	$5,413	$24	$384,229

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Large Cap Value Portfolio - Service Class	Voya Limited Maturity Bond Portfolio - Adviser Class	Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	Voya Multi-Manager Large Cap Core Portfolio - Service Class
Net assets at January 1, 2013	$708	$17	$19,631	$273

Increase (decrease) in net assets
Operations:
Net investment income (loss)	12	—	53	(1)
Total realized gain (loss) on investments
and capital gains distributions	61	—	76	10
Net unrealized appreciation (depreciation)
of investments	169	—	5,597	66
Net increase (decrease) in net assets resulting from	242	—	5,726	75
operations
Changes from principal transactions:
Total unit transactions	309	1	(919)	(10)
Increase (decrease) in net assets derived from
principal transactions	309	1	(919)	(10)
Total increase (decrease) in net assets	551	1	4,807	65
Net assets at December 31, 2013	1,259	18	24,438	338

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(26)	—	81	—
Total realized gain (loss) on investments
and capital gains distributions	232	—	5,440	45
Net unrealized appreciation (depreciation)
of investments	(222)	—	(3,406)	2
Net increase (decrease) in net assets resulting from	(16)	—	2,115	47
operations
Changes from principal transactions:
Total unit transactions	438	1	(9,313)	(3)
Increase (decrease) in net assets derived from
principal transactions	438	1	(9,313)	(3)
Total increase (decrease) in net assets	422	1	(7,198)	44
Net assets at December 31, 2014	$1,681	$19	$17,240	$382

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya U.S. Bond Index Portfolio - Class I	Voya U.S. Stock Index Portfolio - Institutional Class	VY® BlackRock Health Sciences Opportunities Portfolio - Service Class	VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
Net assets at January 1, 2013	$11,539	$7,900	$14,469	$97

Increase (decrease) in net assets
Operations:
Net investment income (loss)	107	228	(208)	—
Total realized gain (loss) on investments
and capital gains distributions	(15)	313	3,070	3
Net unrealized appreciation (depreciation)
of investments	(464)	2,506	5,179	(10)
Net increase (decrease) in net assets resulting from	(372)	3,047	8,041	(7)
operations
Changes from principal transactions:
Total unit transactions	(1,904)	3,449	10,698	(25)
Increase (decrease) in net assets derived from
principal transactions	(1,904)	3,449	10,698	(25)
Total increase (decrease) in net assets	(2,276)	6,496	18,739	(32)
Net assets at December 31, 2013	9,263	14,396	33,208	65

Increase (decrease) in net assets
Operations:
Net investment income (loss)	120	304	(61)	1
Total realized gain (loss) on investments
and capital gains distributions	(52)	2,251	11,267	(5)
Net unrealized appreciation (depreciation)
of investments	408	(459)	(7,736)	6
Net increase (decrease) in net assets resulting from	476	2,096	3,470	2
operations
Changes from principal transactions:
Total unit transactions	2,545	3,216	(36,678)	(24)
Increase (decrease) in net assets derived from
principal transactions	2,545	3,216	(36,678)	(24)
Total increase (decrease) in net assets	3,021	5,312	(33,208)	(22)
Net assets at December 31, 2014	$12,284	$19,708	$—	$43

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® BlackRock Large Cap Growth Portfolio - Institutional Class	VY® BlackRock Large Cap Growth Portfolio - Service Class	VY® BlackRock Large Cap Growth Portfolio - Service 2 Class	VY® Clarion Global Real Estate Portfolio - Adviser Class
Net assets at January 1, 2013	$85,929	$502	$294	$7

Increase (decrease) in net assets
Operations:
Net investment income (loss)	301	2	2	—
Total realized gain (loss) on investments
and capital gains distributions	(184)	26	23	—
Net unrealized appreciation (depreciation)
of investments	25,760	62	62	—
Net increase (decrease) in net assets resulting from	25,877	90	87	—
operations
Changes from principal transactions:
Total unit transactions	(9,822)	(304)	(52)	(1)
Increase (decrease) in net assets derived from
principal transactions	(9,822)	(304)	(52)	(1)
Total increase (decrease) in net assets	16,055	(214)	35	(1)
Net assets at December 31, 2013	101,984	288	329	6

Increase (decrease) in net assets
Operations:
Net investment income (loss)	465	1	—	—
Total realized gain (loss) on investments
and capital gains distributions	30,435	92	131	—
Net unrealized appreciation (depreciation)
of investments	(24,969)	(77)	(114)	1
Net increase (decrease) in net assets resulting from	5,931	16	17	1
operations
Changes from principal transactions:
Total unit transactions	(107,915)	(304)	(346)	—
Increase (decrease) in net assets derived from
principal transactions	(107,915)	(304)	(346)	—
Total increase (decrease) in net assets	(101,984)	(288)	(329)	1
Net assets at December 31, 2014	$—	$—	$—	$7

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® Clarion Global Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Adviser Class	VY® Clarion Real Estate Portfolio - Institutional Class	VY® Clarion Real Estate Portfolio - Service Class
Net assets at January 1, 2013	$77,810	$41	$2,303	$54,384

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4,122	—	13	253
Total realized gain (loss) on investments
and capital gains distributions	877	1	151	4,992
Net unrealized appreciation (depreciation)
of investments	(2,778)	(1)	(120)	(4,567)
Net increase (decrease) in net assets resulting from	2,221	—	44	678
operations
Changes from principal transactions:
Total unit transactions	2,568	(3)	(419)	(4,849)
Increase (decrease) in net assets derived from
principal transactions	2,568	(3)	(419)	(4,849)
Total increase (decrease) in net assets	4,789	(3)	(375)	(4,171)
Net assets at December 31, 2013	82,599	38	1,928	50,213

Increase (decrease) in net assets
Operations:
Net investment income (loss)	431	1	14	250
Total realized gain (loss) on investments
and capital gains distributions	1,375	4	114	3,428
Net unrealized appreciation (depreciation)
of investments	8,950	8	414	10,579
Net increase (decrease) in net assets resulting from	10,756	13	542	14,257
operations
Changes from principal transactions:
Total unit transactions	(650)	2	(61)	1,316
Increase (decrease) in net assets derived from
principal transactions	(650)	2	(61)	1,316
Total increase (decrease) in net assets	10,106	15	481	15,573
Net assets at December 31, 2014	$92,705	$53	$2,409	$65,786

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® FMR Diversified Mid Cap Portfolio - Institutional Class	VY® FMR Diversified Mid Cap Portfolio - Service Class	VY® FMR Diversified Mid Cap Portfolio - Service 2 Class	VY® Invesco Growth and Income Portfolio - Institutional Class
Net assets at January 1, 2013	$27,744	$48,491	$8	$6,568

Increase (decrease) in net assets
Operations:
Net investment income (loss)	92	(247)	—	103
Total realized gain (loss) on investments
and capital gains distributions	1,104	3,729	—	163
Net unrealized appreciation (depreciation)
of investments	8,741	12,595	8	2,335
Net increase (decrease) in net assets resulting from	9,937	16,077	8	2,601
operations
Changes from principal transactions:
Total unit transactions	(1,212)	(4,916)	22	3,088
Increase (decrease) in net assets derived from
principal transactions	(1,212)	(4,916)	22	3,088
Total increase (decrease) in net assets	8,725	11,161	30	5,689
Net assets at December 31, 2013	36,469	59,652	38	12,257

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(6)	(391)	—	127
Total realized gain (loss) on investments
and capital gains distributions	7,170	13,448	6	1,295
Net unrealized appreciation (depreciation)
of investments	(5,083)	(10,280)	(4)	76
Net increase (decrease) in net assets resulting from	2,081	2,777	2	1,498
operations
Changes from principal transactions:
Total unit transactions	(1,539)	(7,635)	—	8,828
Increase (decrease) in net assets derived from
principal transactions	(1,539)	(7,635)	—	8,828
Total increase (decrease) in net assets	542	(4,858)	2	10,326
Net assets at December 31, 2014	$37,011	$54,794	$40	$22,583

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® Invesco Growth and Income Portfolio - Service Class	VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
Net assets at January 1, 2013	$17,841	$307	$32,471	$26,309

Increase (decrease) in net assets
Operations:
Net investment income (loss)	94	1	22	(37)
Total realized gain (loss) on investments
and capital gains distributions	1,502	1	2,441	2,606
Net unrealized appreciation (depreciation)
of investments	4,579	(18)	(4,555)	(4,249)
Net increase (decrease) in net assets resulting from	6,175	(16)	(2,092)	(1,680)
operations
Changes from principal transactions:
Total unit transactions	1,929	(26)	(6,137)	(4,185)
Increase (decrease) in net assets derived from
principal transactions	1,929	(26)	(6,137)	(4,185)
Total increase (decrease) in net assets	8,104	(42)	(8,229)	(5,865)
Net assets at December 31, 2013	25,945	265	24,242	20,444

Increase (decrease) in net assets
Operations:
Net investment income (loss)	69	1	26	(24)
Total realized gain (loss) on investments
and capital gains distributions	3,054	18	2,672	2,312
Net unrealized appreciation (depreciation)
of investments	(814)	(14)	(2,670)	(2,330)
Net increase (decrease) in net assets resulting from	2,309	5	28	(42)
operations
Changes from principal transactions:
Total unit transactions	(1,230)	51	(1,778)	(311)
Increase (decrease) in net assets derived from
principal transactions	(1,230)	51	(1,778)	(311)
Total increase (decrease) in net assets	1,079	56	(1,750)	(353)
Net assets at December 31, 2014	$27,024	$321	$22,492	$20,091
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	VY® Marsico Growth Portfolio - Institutional Class
Net assets at January 1, 2013	$16	$9,013	$8,402	$9,713

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	72	(20)	5
Total realized gain (loss) on investments
and capital gains distributions	—	683	983	1,264
Net unrealized appreciation (depreciation)
of investments	5	3,736	3,319	2,117
Net increase (decrease) in net assets resulting from	5	4,491	4,282	3,386
operations
Changes from principal transactions:
Total unit transactions	1	5,965	5,308	(93)
Increase (decrease) in net assets derived from
principal transactions	1	5,965	5,308	(93)
Total increase (decrease) in net assets	6	10,456	9,590	3,293
Net assets at December 31, 2013	22	19,469	17,992	13,006

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	26	(115)	(58)
Total realized gain (loss) on investments
and capital gains distributions	3	2,346	2,220	4,429
Net unrealized appreciation (depreciation)
of investments	(1)	(400)	(621)	(3,860)
Net increase (decrease) in net assets resulting from	2	1,972	1,484	511
operations
Changes from principal transactions:
Total unit transactions	—	5,263	2,567	(13,517)
Increase (decrease) in net assets derived from
principal transactions	—	5,263	2,567	(13,517)
Total increase (decrease) in net assets	2	7,235	4,051	(13,006)
Net assets at December 31, 2014	$24	$26,704	$22,043	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® Marsico Growth Portfolio - Service Class	VY® MFS Total Return Portfolio - Adviser Class	VY® MFS Total Return Portfolio - Institutional Class	VY® MFS Total Return Portfolio - Service Class
Net assets at January 1, 2013	$97	$1,139	$56,102	$25,679

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	20	765	319
Total realized gain (loss) on investments
and capital gains distributions	6	83	(238)	(298)
Net unrealized appreciation (depreciation)
of investments	21	88	9,177	4,398
Net increase (decrease) in net assets resulting from	27	191	9,704	4,419
operations
Changes from principal transactions:
Total unit transactions	(25)	(296)	(2,771)	(1,309)
Increase (decrease) in net assets derived from
principal transactions	(25)	(296)	(2,771)	(1,309)
Total increase (decrease) in net assets	2	(105)	6,933	3,110
Net assets at December 31, 2013	99	1,034	63,035	28,789

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	27	1,870	723
Total realized gain (loss) on investments
and capital gains distributions	34	308	11,089	6,341
Net unrealized appreciation (depreciation)
of investments	(30)	(280)	(9,656)	(5,613)
Net increase (decrease) in net assets resulting from	4	55	3,303	1,451
operations
Changes from principal transactions:
Total unit transactions	(103)	(1,089)	(66,338)	(30,240)
Increase (decrease) in net assets derived from
principal transactions	(103)	(1,089)	(66,338)	(30,240)
Total increase (decrease) in net assets	(99)	(1,034)	(63,035)	(28,789)
Net assets at December 31, 2014	$—	$—	$—	$—

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® MFS Utilities Portfolio - Service Class	VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
Net assets at January 1, 2013	$45,560	$31	$195	$112,414

Increase (decrease) in net assets
Operations:
Net investment income (loss)	544	1	2	1,379
Total realized gain (loss) on investments
and capital gains distributions	(117)	2	17	9,700
Net unrealized appreciation (depreciation)
of investments	8,167	3	28	15,535
Net increase (decrease) in net assets resulting from	8,594	6	47	26,614
operations
Changes from principal transactions:
Total unit transactions	(1,751)	—	104	20,691
Increase (decrease) in net assets derived from
principal transactions	(1,751)	—	104	20,691
Total increase (decrease) in net assets	6,843	6	151	47,305
Net assets at December 31, 2013	52,403	37	346	159,719

Increase (decrease) in net assets
Operations:
Net investment income (loss)	867	1	3	2,081
Total realized gain (loss) on investments
and capital gains distributions	19,332	5	38	16,055
Net unrealized appreciation (depreciation)
of investments	(12,263)	(4)	2	1,680
Net increase (decrease) in net assets resulting from	7,936	2	43	19,816
operations
Changes from principal transactions:
Total unit transactions	(60,339)	(9)	14	11,888
Increase (decrease) in net assets derived from
principal transactions	(60,339)	(9)	14	11,888
Total increase (decrease) in net assets	(52,403)	(7)	57	31,704
Net assets at December 31, 2014	$—	$30	$403	$191,423

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	VY® T. Rowe Price Equity Income Portfolio - Adviser Class	VY® T. Rowe Price Equity Income Portfolio - Service Class	VY® T. Rowe Price International Stock Portfolio - Adviser Class
Net assets at January 1, 2013	$377,748	$1,638	$104,568	$102

Increase (decrease) in net assets
Operations:
Net investment income (loss)	859	17	1,028	1
Total realized gain (loss) on investments
and capital gains distributions	30,663	118	(30)	1
Net unrealized appreciation (depreciation)
of investments	51,011	309	27,497	12
Net increase (decrease) in net assets resulting from	82,533	444	28,495	14
operations
Changes from principal transactions:
Total unit transactions	29,213	(289)	(10,602)	4
Increase (decrease) in net assets derived from
principal transactions	29,213	(289)	(10,602)	4
Total increase (decrease) in net assets	111,746	155	17,893	18
Net assets at December 31, 2013	489,494	1,793	122,461	120

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,172	21	1,413	1
Total realized gain (loss) on investments
and capital gains distributions	49,009	333	13,543	1
Net unrealized appreciation (depreciation)
of investments	4,247	(237)	(7,032)	(4)
Net increase (decrease) in net assets resulting from	55,428	117	7,924	(2)
operations
Changes from principal transactions:
Total unit transactions	19,413	(375)	(8,733)	(1)
Increase (decrease) in net assets derived from
principal transactions	19,413	(375)	(8,733)	(1)
Total increase (decrease) in net assets	74,841	(258)	(809)	(3)
Net assets at December 31, 2014	$564,335	$1,535	$121,652	$117

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® T. Rowe Price International Stock Portfolio - Service Class	VY® Templeton Global Growth Portfolio - Institutional Class	VY® Templeton Global Growth Portfolio - Service Class	Voya Money Market Portfolio - Class I
Net assets at January 1, 2013	$7,554	$841	$4,823	$295,287

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8	7	37	(2,221)
Total realized gain (loss) on investments
and capital gains distributions	320	122	551	53
Net unrealized appreciation (depreciation)
of investments	632	72	963	—
Net increase (decrease) in net assets resulting from	960	201	1,551	(2,168)
operations
Changes from principal transactions:
Total unit transactions	(616)	(229)	585	(11,628)
Increase (decrease) in net assets derived from
principal transactions	(616)	(229)	585	(11,628)
Total increase (decrease) in net assets	344	(28)	2,136	(13,796)
Net assets at December 31, 2013	7,898	813	6,959	281,491

Increase (decrease) in net assets
Operations:
Net investment income (loss)	15	4	16	(1,950)
Total realized gain (loss) on investments
and capital gains distributions	455	36	607	41
Net unrealized appreciation (depreciation)
of investments	(637)	(69)	(906)	—
Net increase (decrease) in net assets resulting from	(167)	(29)	(283)	(1,909)
operations
Changes from principal transactions:
Total unit transactions	(49)	22	(93)	(43,218)
Increase (decrease) in net assets derived from
principal transactions	(49)	22	(93)	(43,218)
Total increase (decrease) in net assets	(216)	(7)	(376)	(45,127)
Net assets at December 31, 2014	$7,682	$806	$6,583	$236,364

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Global Real Estate Fund - Class A	Voya Multi-Manager International Small Cap Fund - Class A	Voya Aggregate Bond Portfolio - Adviser Class	Voya Aggregate Bond Portfolio - Initial Class
Net assets at January 1, 2013	$92	$418	$2,675	$322

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	5	65	15
Total realized gain (loss) on investments
and capital gains distributions	2	24	(3)	4
Net unrealized appreciation (depreciation)
of investments	(1)	84	(118)	(27)
Net increase (decrease) in net assets resulting from	3	113	(56)	(8)
operations
Changes from principal transactions:
Total unit transactions	40	(31)	(624)	824
Increase (decrease) in net assets derived from
principal transactions	40	(31)	(624)	824
Total increase (decrease) in net assets	43	82	(680)	816
Net assets at December 31, 2013	135	500	1,995	1,138

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	—	23	28
Total realized gain (loss) on investments
and capital gains distributions	6	52	(7)	(8)
Net unrealized appreciation (depreciation)
of investments	9	(77)	68	59
Net increase (decrease) in net assets resulting from	17	(25)	84	79
operations
Changes from principal transactions:
Total unit transactions	(1)	(147)	(189)	1,261
Increase (decrease) in net assets derived from
principal transactions	(1)	(147)	(189)	1,261
Total increase (decrease) in net assets	16	(172)	(105)	1,340
Net assets at December 31, 2014	$151	$328	$1,890	$2,478

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Aggregate Bond Portfolio - Service Class	Voya Global Bond Portfolio - Adviser Class	Voya Global Bond Portfolio - Initial Class	Voya Global Bond Portfolio - Service Class
Net assets at January 1, 2013	$255,966	$388	$151,398	$1,301

Increase (decrease) in net assets
Operations:
Net investment income (loss)	5,470	5	1,498	13
Total realized gain (loss) on investments
and capital gains distributions	4,096	10	2,385	(1)
Net unrealized appreciation (depreciation)
of investments	(16,754)	(32)	(11,188)	(65)
Net increase (decrease) in net assets resulting from	(7,188)	(17)	(7,305)	(53)
operations
Changes from principal transactions:
Total unit transactions	(47,551)	(48)	(30,595)	(293)
Increase (decrease) in net assets derived from
principal transactions	(47,551)	(48)	(30,595)	(293)
Total increase (decrease) in net assets	(54,739)	(65)	(37,900)	(346)
Net assets at December 31, 2013	201,227	323	113,498	955

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,517	—	(154)	—
Total realized gain (loss) on investments
and capital gains distributions	1,143	(4)	1,462	(10)
Net unrealized appreciation (depreciation)
of investments	5,096	5	(1,327)	6
Net increase (decrease) in net assets resulting from	7,756	1	(19)	(4)
operations
Changes from principal transactions:
Total unit transactions	(39,053)	(52)	(16,971)	(19)
Increase (decrease) in net assets derived from
principal transactions	(39,053)	(52)	(16,971)	(19)
Total increase (decrease) in net assets	(31,297)	(51)	(16,990)	(23)
Net assets at December 31, 2014	$169,930	$272	$96,508	$932

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Index Solution 2015 Portfolio - Initial Class	Voya Index Solution 2015 Portfolio - Service Class	Voya Index Solution 2015 Portfolio - Service 2 Class	Voya Index Solution 2025 Portfolio - Initial Class
Net assets at January 1, 2013	$270	$787	$981	$476

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	7	14	4
Total realized gain (loss) on investments
and capital gains distributions	16	57	36	25
Net unrealized appreciation (depreciation)
of investments	17	(3)	39	92
Net increase (decrease) in net assets resulting from	40	61	89	121
operations
Changes from principal transactions:
Total unit transactions	321	(262)	115	641
Increase (decrease) in net assets derived from
principal transactions	321	(262)	115	641
Total increase (decrease) in net assets	361	(201)	204	762
Net assets at December 31, 2013	631	586	1,185	1,238

Increase (decrease) in net assets
Operations:
Net investment income (loss)	11	9	19	16
Total realized gain (loss) on investments
and capital gains distributions	47	57	89	101
Net unrealized appreciation (depreciation)
of investments	(25)	(21)	(51)	(51)
Net increase (decrease) in net assets resulting from	33	45	57	66
operations
Changes from principal transactions:
Total unit transactions	28	679	(19)	1,283
Increase (decrease) in net assets derived from
principal transactions	28	679	(19)	1,283
Total increase (decrease) in net assets	61	724	38	1,349
Net assets at December 31, 2014	$692	$1,310	$1,223	$2,587

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Index Solution 2025 Portfolio - Service Class	Voya Index Solution 2025 Portfolio - Service 2 Class	Voya Index Solution 2035 Portfolio - Initial Class	Voya Index Solution 2035 Portfolio - Service Class
Net assets at January 1, 2013	$87	$2,563	$372	$169

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6	27	2	3
Total realized gain (loss) on investments
and capital gains distributions	19	105	23	8
Net unrealized appreciation (depreciation)
of investments	54	345	115	46
Net increase (decrease) in net assets resulting from	79	477	140	57
operations
Changes from principal transactions:
Total unit transactions	935	727	793	278
Increase (decrease) in net assets derived from
principal transactions	935	727	793	278
Total increase (decrease) in net assets	1,014	1,204	933	335
Net assets at December 31, 2013	1,101	3,767	1,305	504

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13	46	11	5
Total realized gain (loss) on investments
and capital gains distributions	77	232	91	47
Net unrealized appreciation (depreciation)
of investments	(19)	(88)	(26)	4
Net increase (decrease) in net assets resulting from	71	190	76	56
operations
Changes from principal transactions:
Total unit transactions	1,238	393	932	1,081
Increase (decrease) in net assets derived from
principal transactions	1,238	393	932	1,081
Total increase (decrease) in net assets	1,309	583	1,008	1,137
Net assets at December 31, 2014	$2,410	$4,350	$2,313	$1,641

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Index Solution 2035 Portfolio - Service 2 Class	Voya Index Solution 2045 Portfolio - Initial Class	Voya Index Solution 2045 Portfolio - Service Class	Voya Index Solution 2045 Portfolio - Service 2 Class
Net assets at January 1, 2013	$1,815	$48	$34	$1,308

Increase (decrease) in net assets
Operations:
Net investment income (loss)	12	1	1	5
Total realized gain (loss) on investments
and capital gains distributions	85	8	5	86
Net unrealized appreciation (depreciation)
of investments	315	33	27	232
Net increase (decrease) in net assets resulting from	412	42	33	323
operations
Changes from principal transactions:
Total unit transactions	349	290	298	190
Increase (decrease) in net assets derived from
principal transactions	349	290	298	190
Total increase (decrease) in net assets	761	332	331	513
Net assets at December 31, 2013	2,576	380	365	1,821

Increase (decrease) in net assets
Operations:
Net investment income (loss)	27	—	4	11
Total realized gain (loss) on investments
and capital gains distributions	198	48	40	149
Net unrealized appreciation (depreciation)
of investments	(81)	(22)	(20)	(59)
Net increase (decrease) in net assets resulting from	144	26	24	101
operations
Changes from principal transactions:
Total unit transactions	286	1,362	396	316
Increase (decrease) in net assets derived from
principal transactions	286	1,362	396	316
Total increase (decrease) in net assets	430	1,388	420	417
Net assets at December 31, 2014	$3,006	$1,768	$785	$2,238

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Index Solution 2055 Portfolio - Initial Class	Voya Index Solution 2055 Portfolio - Service Class	Voya Index Solution 2055 Portfolio - Service 2 Class	Voya Index Solution Income Portfolio - Initial Class
Net assets at January 1, 2013	$20	$202	$92	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(1)	—	—
Total realized gain (loss) on investments
and capital gains distributions	1	26	7	—
Net unrealized appreciation (depreciation)
of investments	14	13	26	—
Net increase (decrease) in net assets resulting from	15	38	33	—
operations
Changes from principal transactions:
Total unit transactions	118	6	92	10
Increase (decrease) in net assets derived from
principal transactions	118	6	92	10
Total increase (decrease) in net assets	133	44	125	10
Net assets at December 31, 2013	153	246	217	10

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	3	2	6
Total realized gain (loss) on investments
and capital gains distributions	15	44	14	21
Net unrealized appreciation (depreciation)
of investments	(3)	(32)	—	(6)
Net increase (decrease) in net assets resulting from	12	15	16	21
operations
Changes from principal transactions:
Total unit transactions	259	185	135	437
Increase (decrease) in net assets derived from
principal transactions	259	185	135	437
Total increase (decrease) in net assets	271	200	151	458
Net assets at December 31, 2014	$424	$446	$368	$468

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Index Solution Income Portfolio - Service Class	Voya Index Solution Income Portfolio - Service 2 Class	Voya Solution 2015 Portfolio - Adviser Class	Voya Solution 2015 Portfolio - Initial Class
Net assets at January 1, 2013	$1,133	$226	$874	$1,276

Increase (decrease) in net assets
Operations:
Net investment income (loss)	26	5	24	50
Total realized gain (loss) on investments
and capital gains distributions	46	8	2	15
Net unrealized appreciation (depreciation)
of investments	(2)	2	48	71
Net increase (decrease) in net assets resulting from	70	15	74	136
operations
Changes from principal transactions:
Total unit transactions	(370)	18	(29)	354
Increase (decrease) in net assets derived from
principal transactions	(370)	18	(29)	354
Total increase (decrease) in net assets	(300)	33	45	490
Net assets at December 31, 2013	833	259	919	1,766

Increase (decrease) in net assets
Operations:
Net investment income (loss)	14	4	18	54
Total realized gain (loss) on investments
and capital gains distributions	51	14	13	38
Net unrealized appreciation (depreciation)
of investments	(19)	(5)	15	39
Net increase (decrease) in net assets resulting from	46	13	46	131
operations
Changes from principal transactions:
Total unit transactions	215	16	(60)	1,157
Increase (decrease) in net assets derived from
principal transactions	215	16	(60)	1,157
Total increase (decrease) in net assets	261	29	(14)	1,288
Net assets at December 31, 2014	$1,094	$288	$905	$3,054

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Solution 2015 Portfolio - Service Class	Voya Solution 2015 Portfolio - Service 2 Class	Voya Solution 2025 Portfolio - Adviser Class	Voya Solution 2025 Portfolio - Initial Class
Net assets at January 1, 2013	$67,178	$10,582	$427	$521

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,611	250	7	14
Total realized gain (loss) on investments
and capital gains distributions	427	188	7	3
Net unrealized appreciation (depreciation)
of investments	3,313	377	54	81
Net increase (decrease) in net assets resulting from	5,351	815	68	98
operations
Changes from principal transactions:
Total unit transactions	(4,826)	(1,253)	13	169
Increase (decrease) in net assets derived from
principal transactions	(4,826)	(1,253)	13	169
Total increase (decrease) in net assets	525	(438)	81	267
Net assets at December 31, 2013	67,703	10,144	508	788

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,204	162	7	49
Total realized gain (loss) on investments
and capital gains distributions	3,672	463	36	182
Net unrealized appreciation (depreciation)
of investments	(1,582)	(169)	(19)	(151)
Net increase (decrease) in net assets resulting from	3,294	456	24	80
operations
Changes from principal transactions:
Total unit transactions	(2,900)	(2,471)	(40)	610
Increase (decrease) in net assets derived from
principal transactions	(2,900)	(2,471)	(40)	610
Total increase (decrease) in net assets	394	(2,015)	(16)	690
Net assets at December 31, 2014	$68,097	$8,129	$492	$1,478

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Solution 2025 Portfolio - Service Class	Voya Solution 2025 Portfolio - Service 2 Class	Voya Solution 2035 Portfolio - Adviser Class	Voya Solution 2035 Portfolio - Initial Class
Net assets at January 1, 2013	$110,500	$15,599	$266	$1,299

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,767	225	2	25
Total realized gain (loss) on investments
and capital gains distributions	(266)	655	19	2
Net unrealized appreciation (depreciation)
of investments	16,037	1,280	23	255
Net increase (decrease) in net assets resulting from	17,538	2,160	44	282
operations
Changes from principal transactions:
Total unit transactions	3,388	(2,715)	(95)	202
Increase (decrease) in net assets derived from
principal transactions	3,388	(2,715)	(95)	202
Total increase (decrease) in net assets	20,926	(555)	(51)	484
Net assets at December 31, 2013	131,426	15,044	215	1,783

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,681	179	2	39
Total realized gain (loss) on investments
and capital gains distributions	7,435	1,285	26	241
Net unrealized appreciation (depreciation)
of investments	(2,801)	(764)	(18)	(160)
Net increase (decrease) in net assets resulting from	6,315	700	10	120
operations
Changes from principal transactions:
Total unit transactions	4,868	(544)	(42)	792
Increase (decrease) in net assets derived from
principal transactions	4,868	(544)	(42)	792
Total increase (decrease) in net assets	11,183	156	(32)	912
Net assets at December 31, 2014	$142,609	$15,200	$183	$2,695
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Solution 2035 Portfolio - Service Class	Voya Solution 2035 Portfolio - Service 2 Class	Voya Solution 2045 Portfolio - Adviser Class	Voya Solution 2045 Portfolio - Initial Class
Net assets at January 1, 2013	$96,949	$15,155	$117	$803

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,226	142	2	16
Total realized gain (loss) on investments
and capital gains distributions	(2)	968	7	7
Net unrealized appreciation (depreciation)
of investments	18,458	1,442	15	205
Net increase (decrease) in net assets resulting from	19,682	2,552	24	228
operations
Changes from principal transactions:
Total unit transactions	6,441	(3,919)	(33)	282
Increase (decrease) in net assets derived from
principal transactions	6,441	(3,919)	(33)	282
Total increase (decrease) in net assets	26,123	(1,367)	(9)	510
Net assets at December 31, 2013	123,072	13,788	108	1,313

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,609	174	2	20
Total realized gain (loss) on investments
and capital gains distributions	11,580	1,757	11	173
Net unrealized appreciation (depreciation)
of investments	(7,046)	(1,308)	(7)	(115)
Net increase (decrease) in net assets resulting from	6,143	623	6	78
operations
Changes from principal transactions:
Total unit transactions	7,546	(774)	—	135
Increase (decrease) in net assets derived from
principal transactions	7,546	(774)	—	135
Total increase (decrease) in net assets	13,689	(151)	6	213
Net assets at December 31, 2014	$136,761	$13,637	$114	$1,526

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Solution 2045 Portfolio - Service Class	Voya Solution 2045 Portfolio - Service 2 Class	Voya Solution 2055 Portfolio - Initial Class	Voya Solution 2055 Portfolio - Service Class
Net assets at January 1, 2013	$70,077	$11,546	$124	$3,384

Increase (decrease) in net assets
Operations:
Net investment income (loss)	706	71	1	23
Total realized gain (loss) on investments
and capital gains distributions	234	1,431	2	366
Net unrealized appreciation (depreciation)
of investments	15,565	510	26	705
Net increase (decrease) in net assets resulting from	16,505	2,012	29	1,094
operations
Changes from principal transactions:
Total unit transactions	4,116	(5,341)	2	2,994
Increase (decrease) in net assets derived from
principal transactions	4,116	(5,341)	2	2,994
Total increase (decrease) in net assets	20,621	(3,329)	31	4,088
Net assets at December 31, 2013	90,698	8,217	155	7,472

Increase (decrease) in net assets
Operations:
Net investment income (loss)	854	71	4	53
Total realized gain (loss) on investments
and capital gains distributions	10,927	1,249	24	785
Net unrealized appreciation (depreciation)
of investments	(6,966)	(919)	(1)	(351)
Net increase (decrease) in net assets resulting from	4,815	401	27	487
operations
Changes from principal transactions:
Total unit transactions	2,796	(655)	595	2,858
Increase (decrease) in net assets derived from
principal transactions	2,796	(655)	595	2,858
Total increase (decrease) in net assets	7,611	(254)	622	3,345
Net assets at December 31, 2014	$98,309	$7,963	$777	$10,817

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Solution 2055 Portfolio - Service 2 Class	Voya Solution Balanced Portfolio - Service Class	Voya Solution Income Portfolio - Adviser Class	Voya Solution Income Portfolio - Initial Class
Net assets at January 1, 2013	$438	$2,273	$257	$1,968

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	36	7	68
Total realized gain (loss) on investments
and capital gains distributions	68	139	3	10
Net unrealized appreciation (depreciation)
of investments	45	201	6	67
Net increase (decrease) in net assets resulting from	115	376	16	145
operations
Changes from principal transactions:
Total unit transactions	130	853	(52)	442
Increase (decrease) in net assets derived from
principal transactions	130	853	(52)	442
Total increase (decrease) in net assets	245	1,229	(36)	587
Net assets at December 31, 2013	683	3,502	221	2,555

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	39	4	76
Total realized gain (loss) on investments
and capital gains distributions	77	349	1	145
Net unrealized appreciation (depreciation)
of investments	(48)	(188)	5	(44)
Net increase (decrease) in net assets resulting from	36	200	10	177
operations
Changes from principal transactions:
Total unit transactions	168	578	(25)	558
Increase (decrease) in net assets derived from
principal transactions	168	578	(25)	558
Total increase (decrease) in net assets	204	778	(15)	735
Net assets at December 31, 2014	$887	$4,280	$206	$3,290

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Solution Income Portfolio - Service Class	Voya Solution Income Portfolio - Service 2 Class	Voya Solution Moderately Conservative Portfolio - Service Class	VY® American Century Small-Mid Cap Value Portfolio - Adviser Class
Net assets at January 1, 2013	$13,244	$2,070	$3,570	$119

Increase (decrease) in net assets
Operations:
Net investment income (loss)	417	54	78	1
Total realized gain (loss) on investments
and capital gains distributions	197	37	226	10
Net unrealized appreciation (depreciation)
of investments	274	12	42	25
Net increase (decrease) in net assets resulting from	888	103	346	36
operations
Changes from principal transactions:
Total unit transactions	987	(778)	984	(15)
Increase (decrease) in net assets derived from
principal transactions	987	(778)	984	(15)
Total increase (decrease) in net assets	1,875	(675)	1,330	21
Net assets at December 31, 2013	15,119	1,395	4,900	140

Increase (decrease) in net assets
Operations:
Net investment income (loss)	320	22	71	2
Total realized gain (loss) on investments
and capital gains distributions	216	13	433	33
Net unrealized appreciation (depreciation)
of investments	260	27	(280)	(18)
Net increase (decrease) in net assets resulting from	796	62	224	17
operations
Changes from principal transactions:
Total unit transactions	1,824	(247)	995	(4)
Increase (decrease) in net assets derived from
principal transactions	1,824	(247)	995	(4)
Total increase (decrease) in net assets	2,620	(185)	1,219	13
Net assets at December 31, 2014	$17,739	$1,210	$6,119	$153

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® American Century Small-Mid Cap Value Portfolio - Initial Class	VY® American Century Small-Mid Cap Value Portfolio - Service Class	VY® Baron Growth Portfolio - Adviser Class	VY® Baron Growth Portfolio - Service Class
Net assets at January 1, 2013	$10,028	$43,640	$1,419	$129,571

Increase (decrease) in net assets
Operations:
Net investment income (loss)	137	192	2	709
Total realized gain (loss) on investments
and capital gains distributions	816	4,372	711	11,851
Net unrealized appreciation (depreciation)
of investments	3,056	8,849	(382)	37,584
Net increase (decrease) in net assets resulting from	4,009	13,413	331	50,144
operations
Changes from principal transactions:
Total unit transactions	5,510	397	(1,179)	6,320
Increase (decrease) in net assets derived from
principal transactions	5,510	397	(1,179)	6,320
Total increase (decrease) in net assets	9,519	13,810	(848)	56,464
Net assets at December 31, 2013	19,547	57,450	571	186,035

Increase (decrease) in net assets
Operations:
Net investment income (loss)	221	324	(2)	(1,401)
Total realized gain (loss) on investments
and capital gains distributions	4,297	12,842	101	12,185
Net unrealized appreciation (depreciation)
of investments	(2,240)	(6,648)	(81)	(5,151)
Net increase (decrease) in net assets resulting from	2,278	6,518	18	5,633
operations
Changes from principal transactions:
Total unit transactions	(2,594)	(3,843)	(169)	(16,159)
Increase (decrease) in net assets derived from
principal transactions	(2,594)	(3,843)	(169)	(16,159)
Total increase (decrease) in net assets	(316)	2,675	(151)	(10,526)
Net assets at December 31, 2014	$19,231	$60,125	$420	$175,509

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® Columbia Contrarian Core Portfolio - Service Class	VY® Columbia Small Cap Value II Portfolio - Adviser Class	VY® Columbia Small Cap Value II Portfolio - Service Class	VY® Fidelity® VIP Mid Cap Portfolio - Service Class
Net assets at January 1, 2013	$12,097	$279	$3,292	$4,543

Increase (decrease) in net assets
Operations:
Net investment income (loss)	56	1	(4)	(18)
Total realized gain (loss) on investments
and capital gains distributions	857	12	262	344
Net unrealized appreciation (depreciation)
of investments	2,980	67	1,113	1,021
Net increase (decrease) in net assets resulting from	3,893	80	1,371	1,347
operations
Changes from principal transactions:
Total unit transactions	(1,314)	(89)	595	(1,229)
Increase (decrease) in net assets derived from
principal transactions	(1,314)	(89)	595	(1,229)
Total increase (decrease) in net assets	2,579	(9)	1,966	118
Net assets at December 31, 2013	14,676	270	5,258	4,661

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(29)	—	(36)	184
Total realized gain (loss) on investments
and capital gains distributions	2,863	8	493	600
Net unrealized appreciation (depreciation)
of investments	(1,204)	2	(306)	(573)
Net increase (decrease) in net assets resulting from	1,630	10	151	211
operations
Changes from principal transactions:
Total unit transactions	(1,035)	(26)	(679)	(780)
Increase (decrease) in net assets derived from
principal transactions	(1,035)	(26)	(679)	(780)
Total increase (decrease) in net assets	595	(16)	(528)	(569)
Net assets at December 31, 2014	$15,271	$254	$4,730	$4,092

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® Invesco Comstock Portfolio - Adviser Class	VY® Invesco Comstock Portfolio - Service Class	VY® Invesco Equity and Income Portfolio - Adviser Class	VY® Invesco Equity and Income Portfolio - Initial Class
Net assets at January 1, 2013	$334	$48,799	$712	$232,827

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(109)	5	1,037
Total realized gain (loss) on investments
and capital gains distributions	5	604	11	7,732
Net unrealized appreciation (depreciation)
of investments	108	16,385	146	44,611
Net increase (decrease) in net assets resulting from	114	16,880	162	53,380
operations
Changes from principal transactions:
Total unit transactions	(4)	4,149	(63)	(25,897)
Increase (decrease) in net assets derived from
principal transactions	(4)	4,149	(63)	(25,897)
Total increase (decrease) in net assets	110	21,029	99	27,483
Net assets at December 31, 2013	444	69,828	811	260,310

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7	702	16	2,413
Total realized gain (loss) on investments
and capital gains distributions	22	1,973	125	17,768
Net unrealized appreciation (depreciation)
of investments	14	3,058	(60)	1,128
Net increase (decrease) in net assets resulting from	43	5,733	81	21,309
operations
Changes from principal transactions:
Total unit transactions	(5)	709	782	68,811
Increase (decrease) in net assets derived from
principal transactions	(5)	709	782	68,811
Total increase (decrease) in net assets	38	6,442	863	90,120
Net assets at December 31, 2014	$482	$76,270	$1,674	$350,430

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® Invesco Equity and Income Portfolio - Service Class	VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	VY® JPMorgan Mid Cap Value Portfolio - Initial Class	VY® JPMorgan Mid Cap Value Portfolio - Service Class
Net assets at January 1, 2013	$277	$348	$904	$40,437

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	8	(157)
Total realized gain (loss) on investments
and capital gains distributions	30	67	173	2,988
Net unrealized appreciation (depreciation)
of investments	31	25	544	10,591
Net increase (decrease) in net assets resulting from	61	92	725	13,422
operations
Changes from principal transactions:
Total unit transactions	(38)	(76)	3,316	6,315
Increase (decrease) in net assets derived from
principal transactions	(38)	(76)	3,316	6,315
Total increase (decrease) in net assets	23	16	4,041	19,737
Net assets at December 31, 2013	300	364	4,945	60,174

Increase (decrease) in net assets
Operations:
Net investment income (loss)	39	1	16	(38)
Total realized gain (loss) on investments
and capital gains distributions	63	34	465	5,356
Net unrealized appreciation (depreciation)
of investments	(99)	17	323	3,043
Net increase (decrease) in net assets resulting from	3	52	804	8,361
operations
Changes from principal transactions:
Total unit transactions	3,059	(10)	1,190	(59)
Increase (decrease) in net assets derived from
principal transactions	3,059	(10)	1,190	(59)
Total increase (decrease) in net assets	3,062	42	1,994	8,302
Net assets at December 31, 2014	$3,362	$406	$6,939	$68,476

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® Oppenheimer Global Portfolio - Adviser Class	VY® Oppenheimer Global Portfolio - Initial Class	VY® Oppenheimer Global Portfolio - Service Class	VY® Pioneer High Yield Portfolio - Initial Class
Net assets at January 1, 2013	$601	$540,715	$815	$23,376

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4	2,054	2	1,156
Total realized gain (loss) on investments
and capital gains distributions	84	19,950	15	661
Net unrealized appreciation (depreciation)
of investments	57	112,073	195	1,202
Net increase (decrease) in net assets resulting from	145	134,077	212	3,019
operations
Changes from principal transactions:
Total unit transactions	(137)	(53,733)	34	9,523
Increase (decrease) in net assets derived from
principal transactions	(137)	(53,733)	34	9,523
Total increase (decrease) in net assets	8	80,344	246	12,542
Net assets at December 31, 2013	609	621,059	1,061	35,918

Increase (decrease) in net assets
Operations:
Net investment income (loss)	3	924	—	1,684
Total realized gain (loss) on investments
and capital gains distributions	44	31,309	73	719
Net unrealized appreciation (depreciation)
of investments	(36)	(24,222)	(61)	(2,909)
Net increase (decrease) in net assets resulting from	11	8,011	12	(506)
operations
Changes from principal transactions:
Total unit transactions	(61)	(52,743)	28	8,575
Increase (decrease) in net assets derived from
principal transactions	(61)	(52,743)	28	8,575
Total increase (decrease) in net assets	(50)	(44,732)	40	8,069
Net assets at December 31, 2014	$559	$576,327	$1,101	$43,987

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® Pioneer High Yield Portfolio - Service Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
Net assets at January 1, 2013	$466	$465	$324,303	$586

Increase (decrease) in net assets
Operations:
Net investment income (loss)	21	(1)	(2,669)	(4)
Total realized gain (loss) on investments
and capital gains distributions	5	86	16,710	38
Net unrealized appreciation (depreciation)
of investments	31	46	90,956	172
Net increase (decrease) in net assets resulting from	57	131	104,997	206
operations
Changes from principal transactions:
Total unit transactions	175	(207)	(36,037)	67
Increase (decrease) in net assets derived from
principal transactions	175	(207)	(36,037)	67
Total increase (decrease) in net assets	232	(76)	68,960	273
Net assets at December 31, 2013	698	389	393,263	859

Increase (decrease) in net assets
Operations:
Net investment income (loss)	30	(1)	(2,996)	(7)
Total realized gain (loss) on investments
and capital gains distributions	17	53	40,264	117
Net unrealized appreciation (depreciation)
of investments	(53)	(13)	2,509	(5)
Net increase (decrease) in net assets resulting from	(6)	39	39,777	105
operations
Changes from principal transactions:
Total unit transactions	96	(42)	(29,017)	106
Increase (decrease) in net assets derived from
principal transactions	96	(42)	(29,017)	106
Total increase (decrease) in net assets	90	(3)	10,760	211
Net assets at December 31, 2014	$788	$386	$404,023	$1,070

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	VY® T. Rowe Price Growth Equity Portfolio - Initial Class	VY® T. Rowe Price Growth Equity Portfolio - Service Class	VY® Templeton Foreign Equity Portfolio - Adviser Class
Net assets at January 1, 2013	$1,224	$247,651	$2,729	$562

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	(2,539)	(18)	4
Total realized gain (loss) on investments
and capital gains distributions	51	15,644	159	33
Net unrealized appreciation (depreciation)
of investments	402	79,037	951	57
Net increase (decrease) in net assets resulting from	448	92,142	1,092	94
operations
Changes from principal transactions:
Total unit transactions	(111)	(13,754)	74	(117)
Increase (decrease) in net assets derived from
principal transactions	(111)	(13,754)	74	(117)
Total increase (decrease) in net assets	337	78,388	1,166	(23)
Net assets at December 31, 2013	1,561	326,039	3,895	539

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(5)	(3,021)	(23)	8
Total realized gain (loss) on investments
and capital gains distributions	214	39,828	619	12
Net unrealized appreciation (depreciation)
of investments	(101)	(12,420)	(303)	(58)
Net increase (decrease) in net assets resulting from	108	24,387	293	(38)
operations
Changes from principal transactions:
Total unit transactions	(185)	(13,091)	(40)	(92)
Increase (decrease) in net assets derived from
principal transactions	(185)	(13,091)	(40)	(92)
Total increase (decrease) in net assets	(77)	11,296	253	(130)
Net assets at December 31, 2014	$1,484	$337,335	$4,148	$409

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	VY® Templeton Foreign Equity Portfolio - Initial Class	VY® Templeton Foreign Equity Portfolio - Service Class	Voya Core Equity Research Fund - Class A	Voya Strategic Allocation Conservative Portfolio - Class I
Net assets at January 1, 2013	$104,253	$284	$190	$33,238

Increase (decrease) in net assets
Operations:
Net investment income (loss)	537	3	—	572
Total realized gain (loss) on investments
and capital gains distributions	(1,177)	7	26	55
Net unrealized appreciation (depreciation)
of investments	19,663	49	17	3,067
Net increase (decrease) in net assets resulting from	19,023	59	43	3,694
operations
Changes from principal transactions:
Total unit transactions	(8,404)	19	(71)	638
Increase (decrease) in net assets derived from
principal transactions	(8,404)	19	(71)	638
Total increase (decrease) in net assets	10,619	78	(28)	4,332
Net assets at December 31, 2013	114,872	362	162	37,570

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,621	6	2	651
Total realized gain (loss) on investments
and capital gains distributions	(135)	11	35	2,475
Net unrealized appreciation (depreciation)
of investments	(9,755)	(42)	(21)	(989)
Net increase (decrease) in net assets resulting from	(8,269)	(25)	16	2,137
operations
Changes from principal transactions:
Total unit transactions	(6,795)	(9)	(11)	(1,458)
Increase (decrease) in net assets derived from
principal transactions	(6,795)	(9)	(11)	(1,458)
Total increase (decrease) in net assets	(15,064)	(34)	5	679
Net assets at December 31, 2014	$99,808	$328	$167	$38,249

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Strategic Allocation Growth Portfolio - Class I	Voya Strategic Allocation Moderate Portfolio - Class I	Voya Growth and Income Portfolio - Class A	Voya Growth and Income Portfolio - Class I
Net assets at January 1, 2013	$64,806	$61,420	$785	$1,068,514

Increase (decrease) in net assets
Operations:
Net investment income (loss)	513	778	8	3,035
Total realized gain (loss) on investments
and capital gains distributions	(1,906)	(1,847)	104	2,547
Net unrealized appreciation (depreciation)
of investments	15,036	10,508	240	318,111
Net increase (decrease) in net assets resulting from	13,643	9,439	352	323,693
operations
Changes from principal transactions:
Total unit transactions	(2,388)	(3,578)	461	(1,081)
Increase (decrease) in net assets derived from
principal transactions	(2,388)	(3,578)	461	(1,081)
Total increase (decrease) in net assets	11,255	5,861	813	322,612
Net assets at December 31, 2013	76,061	67,281	1,598	1,391,126

Increase (decrease) in net assets
Operations:
Net investment income (loss)	808	949	19	11,564
Total realized gain (loss) on investments
and capital gains distributions	(1,825)	(1,050)	261	198,530
Net unrealized appreciation (depreciation)
of investments	5,078	3,894	(129)	(84,853)
Net increase (decrease) in net assets resulting from	4,061	3,793	151	125,241
operations
Changes from principal transactions:
Total unit transactions	(4,563)	(2,304)	(151)	(144,619)
Increase (decrease) in net assets derived from
principal transactions	(4,563)	(2,304)	(151)	(144,619)
Total increase (decrease) in net assets	(502)	1,489	—	(19,378)
Net assets at December 31, 2014	$75,559	$68,770	$1,598	$1,371,748

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Growth and Income Portfolio - Class S	Voya Index Plus LargeCap Portfolio - Class I	Voya Index Plus LargeCap Portfolio - Class S	Voya Index Plus MidCap Portfolio - Class I
Net assets at January 1, 2013	$6,121	$269,213	$368	$298,981

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(7)	2,369	4	763
Total realized gain (loss) on investments
and capital gains distributions	1,198	11,741	18	6,231
Net unrealized appreciation (depreciation)
of investments	(664)	67,358	71	89,396
Net increase (decrease) in net assets resulting from	527	81,468	93	96,390
operations
Changes from principal transactions:
Total unit transactions	(6,436)	(25,669)	(126)	(29,488)
Increase (decrease) in net assets derived from
principal transactions	(6,436)	(25,669)	(126)	(29,488)
Total increase (decrease) in net assets	(5,909)	55,799	(33)	66,902
Net assets at December 31, 2013	212	325,012	335	365,883

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	1,589	3	(485)
Total realized gain (loss) on investments
and capital gains distributions	42	11,501	36	24,718
Net unrealized appreciation (depreciation)
of investments	(26)	26,916	2	5,574
Net increase (decrease) in net assets resulting from	18	40,006	41	29,807
operations
Changes from principal transactions:
Total unit transactions	51	(16,352)	(58)	(29,572)
Increase (decrease) in net assets derived from
principal transactions	51	(16,352)	(58)	(29,572)
Total increase (decrease) in net assets	69	23,654	(17)	235
Net assets at December 31, 2014	$281	$348,666	$318	$366,118
The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Index Plus MidCap Portfolio - Class S	Voya Index Plus SmallCap Portfolio - Class I	Voya Index Plus SmallCap Portfolio - Class S	Voya International Index Portfolio - Class I
Net assets at January 1, 2013	$387	$109,978	$176	$20,592

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2	(17)	—	301
Total realized gain (loss) on investments
and capital gains distributions	9	1,325	8	673
Net unrealized appreciation (depreciation)
of investments	115	43,693	61	3,396
Net increase (decrease) in net assets resulting from	126	45,001	69	4,370
operations
Changes from principal transactions:
Total unit transactions	(10)	(98)	(9)	1,752
Increase (decrease) in net assets derived from
principal transactions	(10)	(98)	(9)	1,752
Total increase (decrease) in net assets	116	44,903	60	6,122
Net assets at December 31, 2013	503	154,881	236	26,714

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1	(473)	—	(44)
Total realized gain (loss) on investments
and capital gains distributions	111	3,112	3	722
Net unrealized appreciation (depreciation)
of investments	(67)	3,612	12	(2,625)
Net increase (decrease) in net assets resulting from	45	6,251	15	(1,947)
operations
Changes from principal transactions:
Total unit transactions	(184)	(11,444)	27	2,175
Increase (decrease) in net assets derived from
principal transactions	(184)	(11,444)	27	2,175
Total increase (decrease) in net assets	(139)	(5,193)	42	228
Net assets at December 31, 2014	$364	$149,688	$278	$26,942

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya International Index Portfolio - Class S	Voya Russell™ Large Cap Growth Index Portfolio - Class I	Voya Russell™ Large Cap Growth Index Portfolio - Class S	Voya Russell™ Large Cap Index Portfolio - Class I
Net assets at January 1, 2013	$5	$8,965	$585	$23,318

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	38	6	181
Total realized gain (loss) on investments
and capital gains distributions	—	735	9	1,338
Net unrealized appreciation (depreciation)
of investments	1	1,983	192	6,588
Net increase (decrease) in net assets resulting from	1	2,756	207	8,107
operations
Changes from principal transactions:
Total unit transactions	—	318	164	5,925
Increase (decrease) in net assets derived from
principal transactions	—	318	164	5,925
Total increase (decrease) in net assets	1	3,074	371	14,032
Net assets at December 31, 2013	6	12,039	956	37,350

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	24	7	275
Total realized gain (loss) on investments
and capital gains distributions	—	916	36	1,158
Net unrealized appreciation (depreciation)
of investments	—	738	70	3,586
Net increase (decrease) in net assets resulting from	—	1,678	113	5,019
operations
Changes from principal transactions:
Total unit transactions	1	4,738	(29)	9,714
Increase (decrease) in net assets derived from
principal transactions	1	4,738	(29)	9,714
Total increase (decrease) in net assets	1	6,416	84	14,733
Net assets at December 31, 2014	$7	$18,455	$1,040	$52,083

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Russell™ Large Cap Index Portfolio - Class S	Voya Russell™ Large Cap Value Index Portfolio - Class I	Voya Russell™ Large Cap Value Index Portfolio - Class S	Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Net assets at January 1, 2013	$65	$255	$3,936	$5,776

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1	24	(15)
Total realized gain (loss) on investments
and capital gains distributions	3	62	456	541
Net unrealized appreciation (depreciation)
of investments	35	21	881	1,487
Net increase (decrease) in net assets resulting from	38	84	1,361	2,013
operations
Changes from principal transactions:
Total unit transactions	118	26	761	724
Increase (decrease) in net assets derived from
principal transactions	118	26	761	724
Total increase (decrease) in net assets	156	110	2,122	2,737
Net assets at December 31, 2013	221	365	6,058	8,513

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1	21	(61)
Total realized gain (loss) on investments
and capital gains distributions	13	18	725	559
Net unrealized appreciation (depreciation)
of investments	30	20	(9)	393
Net increase (decrease) in net assets resulting from	43	39	737	891
operations
Changes from principal transactions:
Total unit transactions	148	(5)	1,447	734
Increase (decrease) in net assets derived from
principal transactions	148	(5)	1,447	734
Total increase (decrease) in net assets	191	34	2,184	1,625
Net assets at December 31, 2014	$412	$399	$8,242	$10,138

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya Russell™ Mid Cap Index Portfolio - Class I	Voya Russell™ Small Cap Index Portfolio - Class I	Voya Small Company Portfolio - Class I	Voya Small Company Portfolio - Class S
Net assets at January 1, 2013	$23,380	$12,589	$122,521	$207

Increase (decrease) in net assets
Operations:
Net investment income (loss)	131	71	(632)	—
Total realized gain (loss) on investments
and capital gains distributions	2,346	1,163	11,847	22
Net unrealized appreciation (depreciation)
of investments	7,141	4,457	32,065	57
Net increase (decrease) in net assets resulting from	9,618	5,691	43,280	79
operations
Changes from principal transactions:
Total unit transactions	11,132	5,481	(10,174)	13
Increase (decrease) in net assets derived from
principal transactions	11,132	5,481	(10,174)	13
Total increase (decrease) in net assets	20,750	11,172	33,106	92
Net assets at December 31, 2013	44,130	23,761	155,627	299

Increase (decrease) in net assets
Operations:
Net investment income (loss)	157	43	(891)	(1)
Total realized gain (loss) on investments
and capital gains distributions	2,651	2,067	17,876	44
Net unrealized appreciation (depreciation)
of investments	3,158	(925)	(9,131)	(25)
Net increase (decrease) in net assets resulting from	5,966	1,185	7,854	18
operations
Changes from principal transactions:
Total unit transactions	12,752	4,856	(12,367)	(16)
Increase (decrease) in net assets derived from
principal transactions	12,752	4,856	(12,367)	(16)
Total increase (decrease) in net assets	18,718	6,041	(4,513)	2
Net assets at December 31, 2014	$62,848	$29,802	$151,114	$301

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya International Value Portfolio - Class I	Voya International Value Portfolio - Class S	Voya MidCap Opportunities Portfolio - Class A	Voya MidCap Opportunities Portfolio - Class I
Net assets at January 1, 2013	$59,954	$218	$—	$49,515

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,145	4	—	(850)
Total realized gain (loss) on investments
and capital gains distributions	(5,597)	(2)	—	7,928
Net unrealized appreciation (depreciation)
of investments	15,690	38	—	16,439
Net increase (decrease) in net assets resulting from	11,238	40	—	23,517
operations
Changes from principal transactions:
Total unit transactions	(8,324)	(34)	1	40,460
Increase (decrease) in net assets derived from
principal transactions	(8,324)	(34)	1	40,460
Total increase (decrease) in net assets	2,914	6	1	63,977
Net assets at December 31, 2013	62,868	224	1	113,492

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,486	5	—	(631)
Total realized gain (loss) on investments
and capital gains distributions	(990)	24	—	24,124
Net unrealized appreciation (depreciation)
of investments	(3,635)	(37)	—	(13,936)
Net increase (decrease) in net assets resulting from	(3,139)	(8)	—	9,557
operations
Changes from principal transactions:
Total unit transactions	(7,260)	(68)	(1)	8,554
Increase (decrease) in net assets derived from
principal transactions	(7,260)	(68)	(1)	8,554
Total increase (decrease) in net assets	(10,399)	(76)	(1)	18,111
Net assets at December 31, 2014	$52,469	$148	$—	$131,603

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Voya MidCap Opportunities Portfolio - Class S	Voya SmallCap Opportunities Portfolio - Class I	Voya SmallCap Opportunities Portfolio - Class S	Wanger International
Net assets at January 1, 2013	$1,742	$28,744	$80	$33,558

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(9)	(305)	—	759
Total realized gain (loss) on investments
and capital gains distributions	360	5,166	10	3,854
Net unrealized appreciation (depreciation)
of investments	67	6,273	20	3,215
Net increase (decrease) in net assets resulting from	418	11,134	30	7,828
operations
Changes from principal transactions:
Total unit transactions	(759)	1,697	(2)	4,968
Increase (decrease) in net assets derived from
principal transactions	(759)	1,697	(2)	4,968
Total increase (decrease) in net assets	(341)	12,831	28	12,796
Net assets at December 31, 2013	1,401	41,575	108	46,354

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(4)	(376)	—	321
Total realized gain (loss) on investments
and capital gains distributions	286	6,393	16	5,572
Net unrealized appreciation (depreciation)
of investments	(176)	(4,157)	(8)	(8,459)
Net increase (decrease) in net assets resulting from	106	1,860	8	(2,566)
operations
Changes from principal transactions:
Total unit transactions	(111)	(1,043)	23	2,232
Increase (decrease) in net assets derived from
principal transactions	(111)	(1,043)	23	2,232
Total increase (decrease) in net assets	(5)	817	31	(334)
Net assets at December 31, 2014	$1,396	$42,392	$139	$46,020

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Wanger Select	Wanger USA	Washington Mutual Investors FundSM - Class R-3	Washington Mutual Investors FundSM - Class R-4
Net assets at January 1, 2013	$82,307	$56,213	$4,381	$94,956

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(482)	(417)	68	1,410
Total realized gain (loss) on investments
and capital gains distributions	2,493	6,934	394	3,913
Net unrealized appreciation (depreciation)
of investments	23,722	12,172	730	23,143
Net increase (decrease) in net assets resulting from	25,733	18,689	1,192	28,466
operations
Changes from principal transactions:
Total unit transactions	(12,015)	(1,648)	(851)	(4,853)
Increase (decrease) in net assets derived from
principal transactions	(12,015)	(1,648)	(851)	(4,853)
Total increase (decrease) in net assets	13,718	17,041	341	23,613
Net assets at December 31, 2013	96,025	73,254	4,722	118,569

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(658)	(514)	47	851
Total realized gain (loss) on investments
and capital gains distributions	17,745	13,111	836	8,386
Net unrealized appreciation (depreciation)
of investments	(15,673)	(9,980)	(384)	2,702
Net increase (decrease) in net assets resulting from	1,414	2,617	499	11,939
operations
Changes from principal transactions:
Total unit transactions	(24,288)	(7,203)	(362)	1,738
Increase (decrease) in net assets derived from
principal transactions	(24,288)	(7,203)	(362)	1,738
Total increase (decrease) in net assets	(22,874)	(4,586)	137	13,677
Net assets at December 31, 2014	$73,151	$68,668	$4,859	$132,246

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Statements of Changes in Net Assets
For the Years Ended December 31, 2014 and 2013
(Dollars in thousands)

	Wells Fargo Advantage Small Cap Value Fund - Class A	Wells Fargo Advantage Special Small Cap Value Fund - Class A
Net assets at January 1, 2013	$135	$94,083

Increase (decrease) in net assets
Operations:
Net investment income (loss)	(1)	(1,021)
Total realized gain (loss) on investments
and capital gains distributions	31	7,208
Net unrealized appreciation (depreciation)
of investments	(12)	26,823
Net increase (decrease) in net assets resulting from	18	33,010
operations
Changes from principal transactions:
Total unit transactions	(38)	(8,528)
Increase (decrease) in net assets derived from
principal transactions	(38)	(8,528)
Total increase (decrease) in net assets	(20)	24,482
Net assets at December 31, 2013	115	118,565

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	(408)
Total realized gain (loss) on investments
and capital gains distributions	23	20,105
Net unrealized appreciation (depreciation)
of investments	(20)	(12,714)
Net increase (decrease) in net assets resulting from	3	6,983
operations
Changes from principal transactions:
Total unit transactions	(10)	(7,059)
Increase (decrease) in net assets derived from
principal transactions	(10)	(7,059)
Total increase (decrease) in net assets	(7)	(76)
Net assets at December 31, 2014	$108	$118,489

The accompanying notes are an integral part of these financial statements.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

1.	Organization
Variable Annuity Account C of Voya Retirement Insurance and Annuity Company (the “Account”) was established by (“VRIAC” or the “Company”), which changed its name from ING Life Insurance and Annuity Company on September 1, 2014, to support the operations of variable annuity contracts (“Contracts”). The Company is an indirect, wholly owned subsidiary of Voya Financial, Inc. (name changed from ING U.S., Inc.) (“Voya Financial”), a holding company domiciled in the State of Delaware.

In 2009, ING Groep N.V. (“ING”) announced the anticipated separation of its global banking and insurance businesses, including the divestiture of Voya Financial, which together with its subsidiaries, including the Company, constitutes ING's U.S.-based retirement, investment management, and insurance operations. On May 2, 2013, the common stock of Voya Financial began trading on the New York Stock Exchange under the symbol “VOYA”. On May 7, 2013 and May 31, 2013, Voya Financial completed its initial public offering of common stock, including the issuance and sale by Voya Financial of 30,769,230 shares of common stock and the sale by ING Insurance International B.V. (“ING International”), an indirect, wholly owned subsidiary of ING and previously the sole stockholder of Voya Financial, of 44,201,773 shares of outstanding common stock of Voya Financial (collectively, “the IPO”). On September 30, 2013, ING International transferred all of its shares of Voya Financial common stock to ING.

On October 29, 2013, ING completed a sale of 37,950,000 shares of common stock of Voya Financial in a registered public offering (“Secondary Offering”), reducing ING's ownership of Voya Financial to 57%.

On March 25, 2014, ING completed a sale of 30,475,000 shares of common stock of Voya Financial in a registered public offering (the “March 2014 Offering”). Also on March 25, 2014, pursuant to the terms of a share repurchase agreement between ING and Voya Financial, Voya Financial acquired 7,255,853 shares of its common stock from ING (the “March 2014 Direct Share Repurchase”) (the March 2014 Offering and the March 2014 Direct Share Repurchase collectively, the “March 2014 Transactions”). Upon completion of the March 2014 Transactions, ING’s ownership of Voya Financial was reduced to approximately 43%.

On September 8, 2014, ING completed a sale of 22,277,993 shares of common stock of Voya Financial in a registered public offering (the “September 2014 Offering”). Also on September 8, 2014, pursuant to the terms of a share repurchase agreement between ING and Voya Financial, Voya Financial acquired 7,722,007 shares of its common stock from ING (the “September 2014 Direct Share Repurchase”) (the September 2014 Offering and the September 2014 Direct Share Repurchase collectively, the “September 2014 Transactions”). Upon completion of the September 2014 Transactions, ING's ownership of Voya Financial was reduced to 32.5%.

On November 18, 2014, ING completed a sale of 30,030,013 shares of common stock of Voya Financial in a registered public offering ( the “November 2014 Offering”). Also on November 18, 2014, pursuant to the terms of a share repurchase agreement between ING and Voya Financial, Voya Financial acquired 4,469,987 shares of its common stock from ING (the “November 2014 Direct Share Repurchase”) (the November 2014 Offering and the November 2014 Direct Share

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Repurchase collectively, the “November 2014 Transactions”). Upon completion of the November 2014 Transactions, ING's ownership of Voya Financial was reduced to 19%.

On March 9, 2015, ING completed a sale of 32,018,100 shares of common stock of Voya Financial in a registered public offering (the “March 2015 Offering”). Also on March 9, 2015, pursuant to the terms of a share repurchase agreement between ING and Voya Financial, Voya Financial acquired 13,599,274 shares of its common stock from ING (the “March 2015 Direct Share Buyback”) (the March 2015 Offering and the March 2015 Direct Share Buyback collectively, the “March 2015 Transactions”). Upon completion of the March 2015 Transactions, ING has exited its stake in Voya Financial common stock. ING continues to hold warrants to purchase up to 26,050,846 shares of Voya Financial common stock at an exercise price of $48.75, in each case subject to adjustments. As a result of the completion of the March 2015 Transactions, ING has satisfied the provisions of its agreement with the European Union regarding the divestment of its U.S. insurance and investment operations, which required ING to divest 100% of its ownership interest in Voya Financial together with its subsidiaries, by the end of 2016.

The Account is registered as a unit investment trust with the Securities Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended. VRIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed account (an investment option in the Company’s general account), as directed by the contract owners. The portion of the Account’s assets applicable to Contracts will not be charged with liabilities arising out of any other business VRIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of VRIAC. Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of VRIAC.

At December 31, 2014, the Account had 322 investment divisions (the “Divisions”), 155 of which invest in independently managed mutual funds and 167 of which invest in mutual funds managed by affiliates, either Voya Investments, LLC (“VIL”) or Directed Services LLC (“DSL”). The assets in each Division are invested in shares of a designated fund (“Fund”) of various investment trusts (the “Trusts”). All “ING” branded Trusts and Funds were rebranded with “Voya” or “VY” as of May 1, 2014.

Investment Divisions with asset balances at December 31, 2014 and related Trusts are as follows:

AIM Counselor Series Trust:
Invesco Floating Rate Fund - Class R5
AIM Growth Series:
Invesco Mid Cap Core Equity Fund - Class A
Invesco Small Cap Growth Fund - Class A
AIM International Mutual Funds:
Invesco International Growth Fund - Class R5
AIM Investment Funds:
Invesco Endeavor Fund - Class A
Invesco Global Health Care Fund - Investor Class

AIM Investment Securities Funds:
Invesco High Yield Fund - Class R5
AIM Sector Funds:
Invesco American Value Fund - Class R5
Invesco Energy Fund - Class R5
Invesco Small Cap Value Fund - Class A
AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I Shares
Invesco V.I. Core Equity Fund - Series I Shares

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Alger Funds:
Alger Capital Appreciation Fund - Class A
Alger Funds II:
Alger Green Fund - Class A
AllianceBernstein Growth and Income Fund, Inc.:
AllianceBernstein Growth and Income Fund - Class A
AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein Growth and Income Portfolio - Class A
Allianz Funds:
AllianzGI NFJ Dividend Value Fund - Class A
AllianzGI NFJ Large-Cap Value Fund - Institutional Class
AllianzGI NFJ Small-Cap Value Fund - Class A
Amana Mutual Funds Trust:
Amana Growth Fund - Investor Class
Amana Income Fund - Investor Class
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3
American Beacon Funds:
American Beacon Small Cap Value Fund - Investor Class
American Century Government Income Trust:
American Century Investments® Inflation-Adjusted Bond Fund - Investor Class
American Century Quantitative Equity Funds, Inc.:
American Century Investments® Income & Growth Fund - A Class
American Funds Fundamental InvestorsSM:
Fundamental InvestorsSM - Class R-3
Fundamental InvestorsSM - Class R-4
American Mutual Fund®:
American Funds American Mutual Fund® - Class R-4
Ariel Investment Trust:
Ariel Appreciation Fund - Investor Class
Ariel Fund - Investor Class
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares
Aston Funds:
Aston/Fairpointe Mid Cap Fund - Class N
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares
BlackRock Mid Cap Value Opportunities Series, Inc.:
BlackRock Mid Cap Value Opportunities Fund - Institutional Shares
BlackRock Mid Cap Value Opportunities Fund - Investor A Shares
Bond Fund of AmericaSM:
Bond Fund of AmericaSM - Class R-4
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio

Capital World Growth & Income FundSM:
Capital World Growth & Income FundSM - Class R-3
Cohen & Steers Realty Shares, Inc.:
Cohen & Steers Realty Shares, Inc.
ColumbiaSM Acorn® Trust:
ColumbiaSM Acorn® Fund - Class A Shares
ColumbiaSM Acorn® Fund - Class Z Shares
Columbia Funds Series Trust:
Columbia Mid Cap Value Fund - Class A Shares
Columbia Mid Cap Value Fund - Class Z Shares
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares
Davis Series Inc.:
Davis Financial Fund - Class Y
Delaware Group Adviser Funds:
Delaware Diversified Income Fund - Class A
Delaware Group Equity Funds V:
Delaware Small Cap Value Fund - Class A
Deutsche Investment Trust:
Deutsche Small Cap Growth Fund - Class S
Dodge & Cox Funds:
Dodge & Cox International Stock Fund
Dodge & Cox Stock Fund
DWS Institutional Funds:
Deutsche Equity 500 Index Fund - Class S
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R Shares
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3
EuroPacific Growth Fund® - Class R-4
Fidelity® Contrafund®:
Fidelity Advisor® New Insights Fund - Institutional Class
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class
Fidelity® VIP Growth Portfolio - Initial Class
Fidelity® VIP High Income Portfolio - Initial Class
Fidelity® VIP Overseas Portfolio - Initial Class
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class
Fidelity® VIP Index 500 Portfolio - Initial Class
Fidelity® Variable Insurance Products III:
Fidelity® VIP Mid Cap Portfolio - Initial Class
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset Manager Portfolio - Initial Class
Franklin Mutual Series Fund Inc.:
Franklin Mutual Global Discovery Fund - Class R

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Franklin Strategic Series:
Franklin Biotechnology Discovery Fund - Advisor Class
Franklin Natural Resources Fund - Advisor Class
Franklin Small-Mid Cap Growth Fund - Class A
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2
Goldman Sachs Trust:
Goldman Sachs Growth Opportunities Fund - Class IR Shares
Growth Fund of America®:
Growth Fund of America® - Class R-3
Growth Fund of America® - Class R-4
Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4
The Hartford Dividend And Growth Fund - Class R4
Income Fund of America®:
Income Fund of America® - Class R-3
Ivy Funds:
Ivy Science and Technology Fund - Class Y
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares
Janus Aspen Series Enterprise Portfolio - Institutional Shares
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
Janus Aspen Series Global Research Portfolio - Institutional Shares
Janus Aspen Series Janus Portfolio - Institutional Shares
JPMorgan Trust II:
JPMorgan Equity Income Fund - Select Class Shares
JPMorgan Government Bond Fund - Select Class Shares
Lazard Funds, Inc.:
Lazard Emerging Markets Equity Portfolio - Open Shares
Lazard U.S. Mid Cap Equity Portfolio - Open Shares
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund - Class I
LKCM Funds:
LKCM Aquinas Growth Fund
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class
Loomis Sayles Funds II:
Loomis Sayles Limited Term Government and Agency Fund - Class Y
Loomis Sayles Value Fund - Class Y
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund - Class A
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A
Lord Abbett Mid Cap Stock Fund, Inc.:
Lord Abbett Mid Cap Stock Fund - Class A

Lord Abbett Mid Cap Stock Fund, Inc.:
Lord Abbett Mid Cap Stock Fund - Class A
Lord Abbett Research Fund, Inc.:
Lord Abbett Small Cap Value Fund - Class A
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC
MainStay Funds:
MainStay Large Cap Growth Fund - Class R3
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A
Metropolitan West Funds:
Metropolitan West Total Return Bond Fund - Class M Shares
MFS® Series Trust l:
MFS® New Discovery Fund - Class R3
MFS® Series Trust X:
MFS® International Value Fund - Class R3
Neuberger Berman Equity Funds®:
Neuberger Berman Genesis Fund - Trust Class
Neuberger Berman Socially Responsive Fund - Trust Class
New Perspective Fund®:
New Perspective Fund® - Class R-3
New Perspective Fund® - Class R-4
New World Fund, Inc.:
American Funds New World Fund® - Class R-4
Nuveen Investment Funds, Inc.:
Nuveen Global Infrastructure Fund - Class I
Nuveen U.S. Infrastructure Income Fund - Class I
Oppenheimer Capital Appreciation Fund:
Oppenheimer Capital Appreciation Fund - Class A
Oppenheimer Developing Markets Fund:
Oppenheimer Developing Markets Fund - Class A
Oppenheimer Developing Markets Fund - Class Y
Oppenheimer Gold & Special Minerals Fund:
Oppenheimer Gold & Special Minerals Fund - Class A
Oppenheimer International Bond Fund:
Oppenheimer International Bond Fund - Class A
Oppenheimer International Growth Fund:
Oppenheimer International Growth Fund - Class Y
Oppenheimer International Small Company Fund:
Oppenheimer International Small Company Fund - Class Y
Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA
Oppenheimer Global Fund/VA
Oppenheimer Global Strategic Income Fund/VA
Oppenheimer Main Street Fund®/VA

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Oppenheimer Variable Account Funds (continued):
Oppenheimer Main Street Small Cap Fund®/VA
Parnassus Funds:
Parnassus Small Cap FundSM
Parnassus Income Funds:
Parnassus Core Equity FundSM - Investor Shares
Pax World Funds Series Trust I:
Pax World Balanced Fund - Individual Investor Class
PIMCO Funds:
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class
Pioneer Equity Income Fund:
Pioneer Equity Income Fund - Class Y Shares
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A Shares
Pioneer Strategic Income Fund:
Pioneer Strategic Income Fund - Class A Shares
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I
Pioneer Equity Income VCT Portfolio - Class I
Pioneer High Yield VCT Portfolio - Class I Shares
Prudential Sector Funds, Inc.:
Prudential Jennison Utility Fund - Class Z
RiverSource® Investment Series, Inc.:
Columbia Diversified Equity Income Fund - Class K Shares
Columbia Diversified Equity Income Fund - Class R4 Shares
Royce Fund:
Royce Total Return Fund - K Class
SmallCap World Fund®, Inc.:
SMALLCAP World Fund® - Class R-4
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A
Templeton Income Trust:
Templeton Global Bond Fund - Advisor Class
Templeton Global Bond Fund - Class A
Third Avenue Trust:
Third Avenue Real Estate Value Fund - Institutional Class
Thornburg Investment Trust:
Thornburg International Value Fund - Class R4
USAA Investment Trust:
USAA Precious Metals and Minerals Fund - Adviser Shares
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio

Vanguard® Variable Insurance Fund (continued):
Equity Income Portfolio
Small Company Growth Portfolio
Victory Portfolios:
Victory Integrity Small-Cap Value Fund - Class Y Shares
Victory Small Company Opportunity Fund - Class R
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I
Voya Equity Trust:
Voya Growth Opportunities Fund - Class A
Voya Large Cap Value Fund - Class A
Voya Real Estate Fund - Class A
Voya Funds Trust:
Voya GNMA Income Fund - Class A
Voya Intermediate Bond Fund - Class A
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I
Voya Intermediate Bond Portfolio - Class S
Voya Investors Trust:
Voya Global Perspectives Portfolio - Class I
Voya Global Resources Portfolio - Institutional Class
Voya Global Resources Portfolio - Service Class
Voya High Yield Portfolio - Adviser Class
Voya High Yield Portfolio - Institutional Class
Voya High Yield Portfolio - Service Class
Voya Large Cap Growth Portfolio - Adviser Class
Voya Large Cap Growth Portfolio - Institutional Class
Voya Large Cap Growth Portfolio - Service Class
Voya Large Cap Value Portfolio - Adviser Class
Voya Large Cap Value Portfolio - Institutional Class
Voya Large Cap Value Portfolio - Service Class
Voya Limited Maturity Bond Portfolio - Adviser Class
Voya Multi-Manager Large Cap Core Portfolio - Institutional Class
Voya Multi-Manager Large Cap Core Portfolio - Service Class
Voya U.S. Stock Index Portfolio - Institutional Class
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
VY® Clarion Global Real Estate Portfolio - Adviser Class
VY® Clarion Global Real Estate Portfolio - Institutional Class
VY® Clarion Real Estate Portfolio - Adviser Class
VY® Clarion Real Estate Portfolio - Institutional Class
VY® Clarion Real Estate Portfolio - Service Class
VY® FMR Diversified Mid Cap Portfolio - Institutional Class
VY® FMR Diversified Mid Cap Portfolio - Service Class
VY® FMR Diversified Mid Cap Portfolio - Service 2 Class
VY® Invesco Growth and Income Portfolio - Institutional Class
VY® Invesco Growth and Income Portfolio - Service Class

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Voya Investors Trust (continued):
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
VY® T. Rowe Price Equity Income Portfolio - Adviser Class
VY® T. Rowe Price Equity Income Portfolio - Service Class
VY® T. Rowe Price International Stock Portfolio - Adviser Class
VY® T. Rowe Price International Stock Portfolio - Service Class
VY® Templeton Global Growth Portfolio - Institutional Class
VY® Templeton Global Growth Portfolio - Service Class
Voya Money Market Portfolio:
Voya Money Market Portfolio - Class I
Voya Mutual Funds:
Voya Global Real Estate Fund - Class A
Voya Multi-Manager International Small Cap Fund - Class A
Voya Partners, Inc.:
Voya Aggregate Bond Portfolio - Adviser Class
Voya Aggregate Bond Portfolio - Initial Class
Voya Aggregate Bond Portfolio - Service Class
Voya Global Bond Portfolio - Adviser Class
Voya Global Bond Portfolio - Initial Class
Voya Global Bond Portfolio - Service Class
Voya Index Solution 2015 Portfolio - Initial Class
Voya Index Solution 2015 Portfolio - Service Class
Voya Index Solution 2015 Portfolio - Service 2 Class
Voya Index Solution 2025 Portfolio - Initial Class
Voya Index Solution 2025 Portfolio - Service Class
Voya Index Solution 2025 Portfolio - Service 2 Class
Voya Index Solution 2035 Portfolio - Initial Class
Voya Index Solution 2035 Portfolio - Service Class
Voya Index Solution 2035 Portfolio - Service 2 Class
Voya Index Solution 2045 Portfolio - Initial Class
Voya Index Solution 2045 Portfolio - Service Class
Voya Index Solution 2045 Portfolio - Service 2 Class
Voya Index Solution 2055 Portfolio - Initial Class

Voya Partners, Inc. (continued):
Voya Index Solution 2055 Portfolio - Service Class
Voya Index Solution 2055 Portfolio - Service 2 Class
Voya Index Solution Income Portfolio - Initial Class
Voya Index Solution Income Portfolio - Service Class
Voya Index Solution Income Portfolio - Service 2 Class
Voya Solution 2015 Portfolio - Adviser Class
Voya Solution 2015 Portfolio - Initial Class
Voya Solution 2015 Portfolio - Service Class
Voya Solution 2015 Portfolio - Service 2 Class
Voya Solution 2025 Portfolio - Adviser Class
Voya Solution 2025 Portfolio - Initial Class
Voya Solution 2025 Portfolio - Service Class
Voya Solution 2025 Portfolio - Service 2 Class
Voya Solution 2035 Portfolio - Adviser Class
Voya Solution 2035 Portfolio - Initial Class
Voya Solution 2035 Portfolio - Service Class
Voya Solution 2035 Portfolio - Service 2 Class
Voya Solution 2045 Portfolio - Adviser Class
Voya Solution 2045 Portfolio - Initial Class
Voya Solution 2045 Portfolio - Service Class
Voya Solution 2045 Portfolio - Service 2 Class
Voya Solution 2055 Portfolio - Initial Class
Voya Solution 2055 Portfolio - Service Class
Voya Solution 2055 Portfolio - Service 2 Class
Voya Solution Balanced Portfolio - Service Class
Voya Solution Income Portfolio - Adviser Class
Voya Solution Income Portfolio - Initial Class
Voya Solution Income Portfolio - Service Class
Voya Solution Income Portfolio - Service 2 Class
Voya Solution Moderately Conservative Portfolio - Service Class
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class
VY® American Century Small-Mid Cap Value Portfolio - Initial Class
VY® American Century Small-Mid Cap Value Portfolio - Service Class
VY® Baron Growth Portfolio - Adviser Class
VY® Baron Growth Portfolio - Service Class
VY® Columbia Contrarian Core Portfolio - Service Class
VY® Columbia Small Cap Value II Portfolio - Adviser Class
VY® Columbia Small Cap Value II Portfolio - Service Class
VY® Fidelity® VIP Mid Cap Portfolio - Service Class
VY® Invesco Comstock Portfolio - Adviser Class
VY® Invesco Comstock Portfolio - Service Class
VY® Invesco Equity and Income Portfolio - Adviser Class
VY® Invesco Equity and Income Portfolio - Initial Class
VY® Invesco Equity and Income Portfolio - Service Class

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Voya Partners, Inc. (continued):
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
VY® JPMorgan Mid Cap Value Portfolio - Service Class
VY® Oppenheimer Global Portfolio - Adviser Class
VY® Oppenheimer Global Portfolio - Initial Class
VY® Oppenheimer Global Portfolio - Service Class
VY® Pioneer High Yield Portfolio - Initial Class
VY® Pioneer High Yield Portfolio - Service Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
VY® T. Rowe Price Growth Equity Portfolio - Service Class
VY® Templeton Foreign Equity Portfolio - Adviser Class
VY® Templeton Foreign Equity Portfolio - Initial Class
VY® Templeton Foreign Equity Portfolio - Service Class
Voya Series Fund, Inc.:
Voya Core Equity Research Fund - Class A
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I
Voya Strategic Allocation Growth Portfolio - Class I
Voya Strategic Allocation Moderate Portfolio - Class I
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A
Voya Growth and Income Portfolio - Class I
Voya Growth and Income Portfolio - Class S
Voya Variable Portfolios, Inc.:
Voya Index Plus LargeCap Portfolio - Class I
Voya Index Plus LargeCap Portfolio - Class S
Voya Index Plus MidCap Portfolio - Class I

Voya Variable Portfolios, Inc. (continued):
Voya Index Plus MidCap Portfolio - Class S
Voya Index Plus SmallCap Portfolio - Class I
Voya Index Plus SmallCap Portfolio - Class S
Voya International Index Portfolio - Class I
Voya International Index Portfolio - Class S
Voya Russell™ Large Cap Growth Index Portfolio - Class I
Voya Russell™ Large Cap Growth Index Portfolio - Class S
Voya Russell™ Large Cap Index Portfolio - Class I
Voya Russell™ Large Cap Index Portfolio - Class S
Voya Russell™ Large Cap Value Index Portfolio - Class I
Voya Russell™ Large Cap Value Index Portfolio - Class S
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
Voya Russell™ Mid Cap Index Portfolio - Class I
Voya Russell™ Small Cap Index Portfolio - Class I
Voya Small Company Portfolio - Class I
Voya Small Company Portfolio - Class S
Voya U.S. Bond Index Portfolio - Class I
Voya Variable Products Trust:
Voya International Value Portfolio - Class I
Voya International Value Portfolio - Class S
Voya MidCap Opportunities Portfolio - Class I
Voya MidCap Opportunities Portfolio - Class S
Voya SmallCap Opportunities Portfolio - Class I
Voya SmallCap Opportunities Portfolio - Class S
Wanger Advisors Trust:
Wanger International
Wanger Select
Wanger USA
Washington Mutual Investors FundSM:
Washington Mutual Investors FundSM - Class R-3
Washington Mutual Investors FundSM - Class R-4
Wells Fargo Funds Trust:
Wells Fargo Advantage Small Cap Value Fund - Class A
Wells Fargo Advantage Special Small Cap Value Fund - Class A

The names of certain Trusts and Divisions were changed during 2014. The following is a summary of current and former names for those Trusts and Divisions excluding any name changes associated with rebranding from the “ING” brand to the new Voya brand:

Current Name
Amana Mutual Funds Trust:
Amana Growth Fund - Investor Class
Amana Income Fund - Investor Class
DWS Institutional Funds:
Deutsche Equity 500 Index Fund - Class S

Former Name
Amana Mutual Funds Trust:
Amana Growth Fund
Amana Income Fund
DWS Institutional Funds:
DWS Equity 500 Index Fund - Class S

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Current Name
Franklin Mutual Series Fund Inc.:
Franklin Mutual Global Discovery Fund - Class R
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2
Parnassus Income Funds:
Parnassus Core Equity FundSM - Investor Shares
Voya Investors Trust:
Voya High Yield Portfolio - Adviser Class
Voya Investors Trust:
Voya High Yield Portfolio - Institutional Class
Voya High Yield Portfolio - Service Class
Voya Partners, Inc.:
Voya Aggregate Bond Portfolio - Adviser Class
Voya Aggregate Bond Portfolio - Initial Class
Voya Aggregate Bond Portfolio - Service Class

Former Name
Franklin Mutual Series Fund Inc.:
Mutual Global Discovery Fund - Class R
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund - Class 2
Parnassus Income Funds:
Parnassus Equity Income Fund - Investor Shares
ING Investors Trust:
ING PIMCO High Yield Portfolio - Adviser Class
ING Investors Trust:
ING PIMCO High Yield Portfolio - Institutional Class
ING PIMCO High Yield Portfolio - Service Class
ING Partners, Inc.:
ING PIMCO Total Return Portfolio - Adviser Class
ING PIMCO Total Return Portfolio - Initial Class
ING PIMCO Total Return Portfolio - Service Class

During 2014, the following Divisions were closed to contract owners:

Voya Investors Trust:
Voya Global Resources Portfolio - Adviser Class
VY® BlackRock Health Sciences Opportunities Portfolio - Service Class
VY® BlackRock Large Cap Growth Portfolio - Institutional Class
VY® BlackRock Large Cap Growth Portfolio - Service Class
VY® BlackRock Large Cap Growth Portfolio - Service 2 Class
VY® Marsico Growth Portfolio - Institutional Class
VY® Marsico Growth Portfolio - Service Class
VY® MFS Total Return Portfolio - Adviser Class
VY® MFS Total Return Portfolio - Institutional Class
VY® MFS Total Return Portfolio - Service Class
VY® MFS Utilities Portfolio - Service Class
Voya Variable Products Trust:
Voya MidCap Opportunities Portfolio - Class A

2.	Significant Accounting Policies
The following is a summary of the significant accounting policies of the Account:

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Investments

Investments are made in shares of a Division and are recorded at fair value, determined by the net asset value per share of the respective Division. Investment transactions in each Division are recorded on the trade date. Distributions of net investment income and capital gains from each Division are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Division are determined on a first-in, first-out basis. The difference between cost and current fair value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Federal Income Taxes

Operations of the Account form a part of, and are taxed with, the total operations of VRIAC, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to contract owners. Accordingly, earnings and realized capital gains of the Account attributable to the contract owners are excluded in the determination of the federal income tax liability of VRIAC, and no charge is being made to the Account for federal income taxes for these amounts. The Company will review this tax accounting in the event of changes in the tax law. Such changes in the law may result in a charge for federal income taxes.

Contract Owner Reserves

The annuity reserves of the Account are represented by net assets on the Statements of Assets and Liabilities and are equal to the aggregate account values of the contract owners invested in the Account Divisions. Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables. The assumed investment return is elected by the annuitant and may vary from 3.5% to 5.0%. The mortality risk is fully borne by the Company. To the extent that benefits to be paid to the contract owners exceed their account values, VRIAC will contribute additional funds to the benefit proceeds. Conversely, if amounts allocated exceed amounts required, transfers may be made to VRIAC. Prior to the annuitization date, the Contracts are redeemable for the net cash surrender value of the Contracts.

Changes from Principal Transactions

Included in Changes from principal transactions on the Statements of Changes in Net Assets are items which relate to contract owner activity, including deposits, surrenders and withdrawals, death benefits, and contract charges. Also included are transfers between the fixed account and the Divisions, transfers between Divisions, and transfers to (from) VRIAC related to gains and losses resulting from actual mortality experience (the full responsibility for which is assumed by VRIAC).

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

Subsequent Events

The Account has evaluated subsequent events for recognition and disclosure through the date the financial statements as of December 31, 2014 and for the years ended December 31, 2014 and 2013, were issued.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

3.	Financial Instruments
The Account invests assets in shares of open-end mutual funds, which process orders to purchase and redeem shares on a daily basis at the fund's next computed net asset values (“NAV”). The fair value of the Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodian and reflect the fair values of the mutual fund investments. The NAV is calculated daily upon close of the New York Stock Exchange and is based on the fair values of the underlying securities.

The Account’s financial assets are recorded at fair value on the Statements of Assets and Liabilities and are categorized as Level 1 as of December 31, 2014 based on the priority of the inputs to the valuation technique below. There were no transfers among the levels for the year ended December 31, 2014. The Account had no financial liabilities as of December 31, 2014.

The Account categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

▪
Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Account defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

▪
Level 2 - Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets;

b)	Quoted prices for identical or similar assets or liabilities in non-active markets;

c)	Inputs other than quoted market prices that are observable; and

d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

▪
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

4.	Charges and Fees
Under the terms of the Contracts, certain charges and fees are incurred by the Contracts to cover VRIAC’s expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges and fees:

Mortality and Expense Risk Charges

VRIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.75% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contracts. These charges are assessed through a reduction in unit values.

Asset Based Administrative Charges

A charge to cover administrative expenses of the Account is deducted at an annual rate of 0.25% of the assets attributable to the Contracts. These charges are assessed through a reduction in unit values.

Contract Maintenance Charges

An annual Contract maintenance fee of up to $50 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract. These charges are assessed through the redemption of units.

Contingent Deferred Sales Charges

For certain Contracts, a contingent deferred sales charge (“Surrender Charge”) is imposed as a percentage that ranges up to 8.5% of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract. These charges are assessed through the redemption of units.

Other Contract Charges

Certain Contracts contain optional riders that are available for an additional charge, such as minimum guaranteed income benefits and minimum guaranteed withdraw benefits. The amounts charged for these optional benefits vary based on a number of factors and are defined in the Contracts. These charges are assessed through the redemption of units.

Fees Waived by VRIAC

Certain charges and fees for various types of Contracts may be waived by VRIAC. VRIAC reserves the right to discontinue these waivers at its discretion or to conform with changes in the law.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

5.	Related Party Transactions
During the year ended December 31, 2014, management fees were paid to DSL, an affiliate of the Company, in its capacity as investment adviser to Voya Investors Trust and Voya Partners, Inc. The Trusts’ advisory agreements provided for fees at annual rates up to 1.25% of the average net assets of each respective Fund.

Management fees were also paid to VIL, an affiliate of the Company, in its capacity as investment adviser to the Voya Balanced Portfolio, Inc., Voya Equity Trust, Voya Funds Trust, Voya Intermediate Bond Portfolio, Voya Money Market Portfolio, Voya Mutual Funds, Voya Partners, Inc., Voya Series Fund, Inc., Voya Strategic Allocation Portfolios, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., and Voya Variable Products Trust. The Trusts’ advisory agreements provided for fees at annual rates ranging from 0.10% to 0.97% of the average net assets of each respective Fund.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

6.	Purchases and Sales of Investment Securities
The aggregate cost of purchases and proceeds from sales of investments for the year ended December 31, 2014 follow:

	Purchases	Sales
	(Dollars in thousands)
AIM Counselor Series Trust:
Invesco Floating Rate Fund - Class R5	$36	$4
AIM Growth Series:
Invesco Mid Cap Core Equity Fund - Class A	1,052	1,349
Invesco Small Cap Growth Fund - Class A	67	8
AIM International Mutual Funds:
Invesco International Growth Fund - Class R5	247	34
AIM Investment Funds:
Invesco Endeavor Fund - Class A	7	19
Invesco Global Health Care Fund - Investor Class	192	130
AIM Investment Securities Funds:
Invesco High Yield Fund - Class R5	36	—
AIM Sector Funds:
Invesco American Value Fund - Class R5	288	42
Invesco Energy Fund - Class R5	1	—
Invesco Small Cap Value Fund - Class A	212	72
AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I Shares	2,953	4,009
Invesco V.I. Core Equity Fund - Series I Shares	2,417	5,550
Alger Funds:
Alger Capital Appreciation Fund - Class A	747	88
Alger Funds II:
Alger Green Fund - Class A	1,201	1,711
AllianceBernstein Growth and Income Fund, Inc.:
AllianceBernstein Growth and Income Fund - Class A	23	10
AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein Growth and Income Portfolio - Class A	70	344
Allianz Funds:
AllianzGI NFJ Dividend Value Fund - Class A	12	17
AllianzGI NFJ Large-Cap Value Fund - Institutional Class	—	—
AllianzGI NFJ Small-Cap Value Fund - Class A	190	107
Amana Mutual Funds Trust:
Amana Growth Fund - Investor Class	7,379	7,286
Amana Income Fund - Investor Class	9,336	11,696
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3	1,192	1,338
American Beacon Funds:
American Beacon Small Cap Value Fund - Investor Class	90	26
American Century Government Income Trust:
American Century Investments® Inflation-Adjusted Bond Fund - Investor Class	3,876	8,015
American Century Quantitative Equity Funds, Inc.:
American Century Investments® Income & Growth Fund - A Class	2,232	1,417
American Funds Fundamental InvestorsSM:
Fundamental InvestorsSM - Class R-3	684	449

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Purchases	Sales
	(Dollars in thousands)
American Funds Fundamental InvestorsSM (continued):
Fundamental InvestorsSM - Class R-4	$20,086	$3,989
American Mutual Fund®:
American Funds American Mutual Fund® - Class R-4	1,255	76
Ariel Investment Trust:
Ariel Appreciation Fund - Investor Class	277	314
Ariel Fund - Investor Class	5,598	3,898
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares	4,458	1,437
Aston Funds:
Aston/Fairpointe Mid Cap Fund - Class N	22,170	4,486
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares	445	221
BlackRock Mid Cap Value Opportunities Series, Inc.:
BlackRock Mid Cap Value Opportunities Fund - Institutional Shares	24	—
BlackRock Mid Cap Value Opportunities Fund - Investor A Shares	5,975	3,980
Bond Fund of AmericaSM:
Bond Fund of AmericaSM - Class R-4	1,686	1,909
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	6,854	6,499
Capital World Growth & Income FundSM:
Capital World Growth & Income FundSM - Class R-3	120	42
Cohen & Steers Realty Shares, Inc.:
Cohen & Steers Realty Shares, Inc.	4,396	844
ColumbiaSM Acorn® Trust:
ColumbiaSM Acorn® Fund - Class A Shares	26	14
ColumbiaSM Acorn® Fund - Class Z Shares	13	—
Columbia Funds Series Trust:
Columbia Mid Cap Value Fund - Class A Shares	6,176	1,140
Columbia Mid Cap Value Fund - Class Z Shares	1	—
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares	82	58
Davis Series Inc.:
Davis Financial Fund - Class Y	—	—
Delaware Group Adviser Funds:
Delaware Diversified Income Fund - Class A	3,129	556
Delaware Group Equity Funds V:
Delaware Small Cap Value Fund - Class A	728	128
Deutsche Investment Trust:
Deutsche Small Cap Growth Fund - Class S	25	—
Dodge & Cox Funds:
Dodge & Cox International Stock Fund	74	54
Dodge & Cox Stock Fund	661	506
DWS Institutional Funds:
Deutsche Equity 500 Index Fund - Class S	164	148
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R Shares	44	69
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3	767	2,054

	Purchases	Sales
	(Dollars in thousands)
EuroPacific Growth Fund® (continued):
EuroPacific Growth Fund® - Class R-4	$15,686	$22,750
Fidelity® Contrafund®:
Fidelity Advisor® New Insights Fund - Institutional Class	794	640
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	18,506	36,200
Fidelity® VIP Growth Portfolio - Initial Class	8,082	20,431
Fidelity® VIP High Income Portfolio - Initial Class	3,457	2,069
Fidelity® VIP Overseas Portfolio - Initial Class	3,149	6,365
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	61,602	114,902
Fidelity® VIP Index 500 Portfolio - Initial Class	13,955	9,404
Fidelity® Variable Insurance Products III:
Fidelity® VIP Mid Cap Portfolio - Initial Class	3,966	3,352
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset Manager Portfolio - Initial Class	2,614	3,108
Franklin Mutual Series Fund Inc.:
Franklin Mutual Global Discovery Fund - Class R	547	535
Franklin Strategic Series:
Franklin Biotechnology Discovery Fund - Advisor Class	92	—
Franklin Natural Resources Fund - Advisor Class	4	—
Franklin Small-Mid Cap Growth Fund - Class A	90	514
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	16,215	17,595
Goldman Sachs Trust:
Goldman Sachs Growth Opportunities Fund - Class IR Shares	3	—
Growth Fund of America®:
Growth Fund of America® - Class R-3	3,190	2,301
Growth Fund of America® - Class R-4	43,897	26,368
Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4	—	—
The Hartford Dividend And Growth Fund - Class R4	2	1
Income Fund of America®:
Income Fund of America® - Class R-3	726	608
Ivy Funds:
Ivy Science and Technology Fund - Class Y	30	—
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	9	21
Janus Aspen Series Enterprise Portfolio - Institutional Shares	42	100
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	4	3
Janus Aspen Series Global Research Portfolio - Institutional Shares	9	78
Janus Aspen Series Janus Portfolio - Institutional Shares	9	9
JPMorgan Trust II:
JPMorgan Equity Income Fund - Select Class Shares	66	—
JPMorgan Government Bond Fund - Select Class Shares	362	177
Lazard Funds, Inc.:
Lazard Emerging Markets Equity Portfolio - Open Shares	—	—
Lazard U.S. Mid Cap Equity Portfolio - Open Shares	914	1,109
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund - Class I	125	30

	Purchases	Sales
	(Dollars in thousands)
LKCM Funds:
LKCM Aquinas Growth Fund	$100	$93
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class	3,004	3,186
Loomis Sayles Funds II:
Loomis Sayles Limited Term Government and Agency Fund - Class Y	711	336
Loomis Sayles Value Fund - Class Y	—	—
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund - Class A	92	40
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A	1,226	16
Lord Abbett Mid Cap Stock Fund, Inc.:
Lord Abbett Mid Cap Stock Fund - Class A	99	57
Lord Abbett Research Fund, Inc.:
Lord Abbett Small Cap Value Fund - Class A	391	318
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A	90	61
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	2,672	13,648
MainStay Funds:
MainStay Large Cap Growth Fund - Class R3	8	643
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	97	84
Metropolitan West Funds:
Metropolitan West Total Return Bond Fund - Class M Shares	7,499	564
MFS® Series Trust l:
MFS® New Discovery Fund - Class R3	1	—
MFS® Series Trust X:
MFS® International Value Fund - Class R3	14	—
Neuberger Berman Equity Funds®:
Neuberger Berman Genesis Fund - Trust Class	414	117
Neuberger Berman Socially Responsive Fund - Trust Class	3,022	3,416
New Perspective Fund®:
New Perspective Fund® - Class R-3	423	653
New Perspective Fund® - Class R-4	18,735	7,667
New World Fund, Inc.:
American Funds New World Fund® - Class R-4	31	1
Nuveen Investment Funds, Inc.:
Nuveen Global Infrastructure Fund - Class I	1,784	495
Nuveen U.S. Infrastructure Income Fund - Class I	276	73
Oppenheimer Capital Appreciation Fund:
Oppenheimer Capital Appreciation Fund - Class A	17	18
Oppenheimer Developing Markets Fund:
Oppenheimer Developing Markets Fund - Class A	14,292	27,461
Oppenheimer Developing Markets Fund - Class Y	5,497	3,176
Oppenheimer Gold & Special Minerals Fund:
Oppenheimer Gold & Special Minerals Fund - Class A	11	—
Oppenheimer International Bond Fund:
Oppenheimer International Bond Fund - Class A	33	116

	Purchases	Sales
	(Dollars in thousands)
Oppenheimer International Growth Fund:
Oppenheimer International Growth Fund - Class Y	$10	$—
Oppenheimer International Small Company Fund:
Oppenheimer International Small Company Fund - Class Y	12	—
Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA	125	145
Oppenheimer Global Fund/VA	14	47
Oppenheimer Global Strategic Income Fund/VA	6	5
Oppenheimer Main Street Fund®/VA	3	12
Oppenheimer Main Street Small Cap Fund®/VA	9,017	3,287
Parnassus Funds:
Parnassus Small Cap FundSM	—	—
Parnassus Income Funds:
Parnassus Core Equity FundSM - Investor Shares	9,201	561
Pax World Funds Series Trust I:
Pax World Balanced Fund - Individual Investor Class	6,814	10,142
PIMCO Funds:
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	16	—
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	7,805	31,961
Pioneer Equity Income Fund:
Pioneer Equity Income Fund - Class Y Shares	4,633	738
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A Shares	897	657
Pioneer Strategic Income Fund:
Pioneer Strategic Income Fund - Class A Shares	376	369
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	1,268	2,183
Pioneer Equity Income VCT Portfolio - Class I	9	—
Pioneer High Yield VCT Portfolio - Class I Shares	5,367	10,998
Prudential Sector Funds, Inc.:
Prudential Jennison Utility Fund - Class Z	25	—
RiverSource® Investment Series, Inc.:
Columbia Diversified Equity Income Fund - Class K Shares	2,619	1,361
Columbia Diversified Equity Income Fund - Class R4 Shares	20	29
Royce Fund:
Royce Total Return Fund - K Class	—	—
SmallCap World Fund®, Inc.:
SMALLCAP World Fund® - Class R-4	3,192	2,560
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	230	87
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	95	60
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	365	293
Templeton Income Trust:
Templeton Global Bond Fund - Advisor Class	6,368	6,162
Templeton Global Bond Fund - Class A	18,297	29,818
Third Avenue Trust:
Third Avenue Real Estate Value Fund - Institutional Class	4	—

	Purchases	Sales
	(Dollars in thousands)
Thornburg Investment Trust:
Thornburg International Value Fund - Class R4	$10	$4
USAA Investment Trust:
USAA Precious Metals and Minerals Fund - Adviser Shares	9,117	5,094
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio	10	5
Equity Income Portfolio	31	34
Small Company Growth Portfolio	5	2
Victory Portfolios:
Victory Integrity Small-Cap Value Fund - Class Y Shares	5	—
Victory Small Company Opportunity Fund - Class R	6	—
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	7,455	38,661
Voya Equity Trust:
Voya Growth Opportunities Fund - Class A	27	33
Voya Large Cap Value Fund - Class A	—	—
Voya Real Estate Fund - Class A	261	524
Voya Funds Trust:
Voya GNMA Income Fund - Class A	733	1,122
Voya Intermediate Bond Fund - Class A	621	918
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	30,342	38,593
Voya Intermediate Bond Portfolio - Class S	68	114
Voya Investors Trust:
Voya Global Perspectives Portfolio - Class I	993	68
Voya Global Resources Portfolio - Adviser Class	1	2
Voya Global Resources Portfolio - Institutional Class	—	—
Voya Global Resources Portfolio - Service Class	8,431	11,696
Voya High Yield Portfolio - Adviser Class	7	7
Voya High Yield Portfolio - Institutional Class	7,615	5,896
Voya High Yield Portfolio - Service Class	4,761	6,231
Voya Large Cap Growth Portfolio - Adviser Class	36	22
Voya Large Cap Growth Portfolio - Institutional Class	187,477	30,431
Voya Large Cap Growth Portfolio - Service Class	40,092	37,562
Voya Large Cap Value Portfolio - Adviser Class	2	9
Voya Large Cap Value Portfolio - Institutional Class	66,753	44,824
Voya Large Cap Value Portfolio - Service Class	52,468	52,035
Voya Limited Maturity Bond Portfolio - Adviser Class	1	—
Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	3,061	11,115
Voya Multi-Manager Large Cap Core Portfolio - Service Class	77	53
Voya U.S. Stock Index Portfolio - Institutional Class	6,593	1,454
VY® BlackRock Health Sciences Opportunities Portfolio - Service Class	19,763	42,669
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	8	31
VY® BlackRock Large Cap Growth Portfolio - Institutional Class	22,341	110,288
VY® BlackRock Large Cap Growth Portfolio - Service Class	254	508
VY® BlackRock Large Cap Growth Portfolio - Service 2 Class	69	366
VY® Clarion Global Real Estate Portfolio - Adviser Class	3	2
VY® Clarion Global Real Estate Portfolio - Institutional Class	11,062	11,281
VY® Clarion Real Estate Portfolio - Adviser Class	17	14
VY® Clarion Real Estate Portfolio - Institutional Class	380	427

	Purchases	Sales
	(Dollars in thousands)
Voya Investors Trust (continued):
VY® Clarion Real Estate Portfolio - Service Class	$7,263	$5,696
VY® FMR Diversified Mid Cap Portfolio - Institutional Class	9,654	5,230
VY® FMR Diversified Mid Cap Portfolio - Service Class	10,834	9,772
VY® FMR Diversified Mid Cap Portfolio - Service 2 Class	6	—
VY® Invesco Growth and Income Portfolio - Institutional Class	11,229	1,355
VY® Invesco Growth and Income Portfolio - Service Class	4,228	3,734
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	197	111
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	4,600	4,035
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	4,970	3,292
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	5	2
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	9,033	1,895
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	6,158	2,046
VY® Marsico Growth Portfolio - Institutional Class	5,439	15,235
VY® Marsico Growth Portfolio - Service Class	31	104
VY® MFS Total Return Portfolio - Adviser Class	196	1,120
VY® MFS Total Return Portfolio - Institutional Class	12,670	68,656
VY® MFS Total Return Portfolio - Service Class	5,293	31,082
VY® MFS Utilities Portfolio - Service Class	21,018	63,975
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	6	11
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	73	23
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	37,925	9,227
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	85,983	20,312
VY® T. Rowe Price Equity Income Portfolio - Adviser Class	184	415
VY® T. Rowe Price Equity Income Portfolio - Service Class	17,070	15,667
VY® T. Rowe Price International Stock Portfolio - Adviser Class	5	5
VY® T. Rowe Price International Stock Portfolio - Service Class	945	979
VY® Templeton Global Growth Portfolio - Institutional Class	127	101
VY® Templeton Global Growth Portfolio - Service Class	1,810	1,887
Voya Money Market Portfolio:
Voya Money Market Portfolio - Class I	37,289	82,416
Voya Mutual Funds:
Voya Global Real Estate Fund - Class A	23	21
Voya Multi-Manager International Small Cap Fund - Class A	75	222
Voya Partners, Inc.:
Voya Aggregate Bond Portfolio - Adviser Class	81	246
Voya Aggregate Bond Portfolio - Initial Class	1,476	187
Voya Aggregate Bond Portfolio - Service Class	7,979	45,378
Voya Global Bond Portfolio - Adviser Class	23	75
Voya Global Bond Portfolio - Initial Class	4,715	21,840
Voya Global Bond Portfolio - Service Class	162	181
Voya Index Solution 2015 Portfolio - Initial Class	528	451
Voya Index Solution 2015 Portfolio - Service Class	1,288	569
Voya Index Solution 2015 Portfolio - Service 2 Class	379	309
Voya Index Solution 2025 Portfolio - Initial Class	1,548	171
Voya Index Solution 2025 Portfolio - Service Class	1,483	166
Voya Index Solution 2025 Portfolio - Service 2 Class	898	264
Voya Index Solution 2035 Portfolio - Initial Class	1,080	57
Voya Index Solution 2035 Portfolio - Service Class	1,193	67
Voya Index Solution 2035 Portfolio - Service 2 Class	656	194

	Purchases	Sales
	(Dollars in thousands)
Voya Partners, Inc. (continued):
Voya Index Solution 2045 Portfolio - Initial Class	$1,472	$75
Voya Index Solution 2045 Portfolio - Service Class	476	43
Voya Index Solution 2045 Portfolio - Service 2 Class	584	155
Voya Index Solution 2055 Portfolio - Initial Class	290	21
Voya Index Solution 2055 Portfolio - Service Class	431	221
Voya Index Solution 2055 Portfolio - Service 2 Class	154	4
Voya Index Solution Income Portfolio - Initial Class	540	76
Voya Index Solution Income Portfolio - Service Class	285	5
Voya Index Solution Income Portfolio - Service 2 Class	51	17
Voya Solution 2015 Portfolio - Adviser Class	27	64
Voya Solution 2015 Portfolio - Initial Class	1,467	241
Voya Solution 2015 Portfolio - Service Class	9,455	10,716
Voya Solution 2015 Portfolio - Service 2 Class	898	3,147
Voya Solution 2025 Portfolio - Adviser Class	42	50
Voya Solution 2025 Portfolio - Initial Class	2,060	1,282
Voya Solution 2025 Portfolio - Service Class	23,321	10,005
Voya Solution 2025 Portfolio - Service 2 Class	3,040	2,659
Voya Solution 2035 Portfolio - Adviser Class	20	45
Voya Solution 2035 Portfolio - Initial Class	1,315	301
Voya Solution 2035 Portfolio - Service Class	26,879	6,893
Voya Solution 2035 Portfolio - Service 2 Class	2,958	2,347
Voya Solution 2045 Portfolio - Adviser Class	14	—
Voya Solution 2045 Portfolio - Initial Class	469	178
Voya Solution 2045 Portfolio - Service Class	21,040	7,829
Voya Solution 2045 Portfolio - Service 2 Class	2,252	1,990
Voya Solution 2055 Portfolio - Initial Class	637	17
Voya Solution 2055 Portfolio - Service Class	4,643	1,193
Voya Solution 2055 Portfolio - Service 2 Class	555	326
Voya Solution Balanced Portfolio - Service Class	1,356	494
Voya Solution Income Portfolio - Adviser Class	5	26
Voya Solution Income Portfolio - Initial Class	2,583	1,949
Voya Solution Income Portfolio - Service Class	4,695	2,550
Voya Solution Income Portfolio - Service 2 Class	178	403
Voya Solution Moderately Conservative Portfolio - Service Class	2,267	894
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	50	28
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	6,612	5,955
VY® American Century Small-Mid Cap Value Portfolio - Service Class	13,966	8,782
VY® Baron Growth Portfolio - Adviser Class	23	186
VY® Baron Growth Portfolio - Service Class	8,517	23,322
VY® Columbia Contrarian Core Portfolio - Service Class	2,717	1,988
VY® Columbia Small Cap Value II Portfolio - Adviser Class	1	26
VY® Columbia Small Cap Value II Portfolio - Service Class	572	1,288
VY® Fidelity® VIP Mid Cap Portfolio - Service Class	492	800
VY® Invesco Comstock Portfolio - Adviser Class	68	66
VY® Invesco Comstock Portfolio - Service Class	9,266	7,854
VY® Invesco Equity and Income Portfolio - Adviser Class	1,136	290
VY® Invesco Equity and Income Portfolio - Initial Class	111,313	31,471
VY® Invesco Equity and Income Portfolio - Service Class	28,889	25,057
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	33	18

	Purchases	Sales
	(Dollars in thousands)
Voya Partners, Inc. (continued):
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	$2,091	$539
VY® JPMorgan Mid Cap Value Portfolio - Service Class	10,292	6,665
VY® Oppenheimer Global Portfolio - Adviser Class	32	81
VY® Oppenheimer Global Portfolio - Initial Class	19,339	63,001
VY® Oppenheimer Global Portfolio - Service Class	162	120
VY® Pioneer High Yield Portfolio - Initial Class	16,078	5,819
VY® Pioneer High Yield Portfolio - Service Class	214	88
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	30	47
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	32,264	37,750
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	292	124
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	133	220
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	39,469	32,884
VY® T. Rowe Price Growth Equity Portfolio - Service Class	779	575
VY® Templeton Foreign Equity Portfolio - Adviser Class	26	110
VY® Templeton Foreign Equity Portfolio - Initial Class	7,155	12,329
VY® Templeton Foreign Equity Portfolio - Service Class	46	49
Voya Series Fund, Inc.:
Voya Core Equity Research Fund - Class A	52	41
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	7,020	7,827
Voya Strategic Allocation Growth Portfolio - Class I	4,922	8,677
Voya Strategic Allocation Moderate Portfolio - Class I	6,777	8,133
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	244	193
Voya Growth and Income Portfolio - Class I	178,646	162,251
Voya Growth and Income Portfolio - Class S	139	58
Voya Variable Portfolios, Inc.:
Voya Index Plus LargeCap Portfolio - Class I	13,721	28,484
Voya Index Plus LargeCap Portfolio - Class S	8	62
Voya Index Plus MidCap Portfolio - Class I	23,867	38,707
Voya Index Plus MidCap Portfolio - Class S	32	195
Voya Index Plus SmallCap Portfolio - Class I	5,717	17,634
Voya Index Plus SmallCap Portfolio - Class S	33	6
Voya International Index Portfolio - Class I	5,079	2,949
Voya International Index Portfolio - Class S	1	—
Voya Russell™ Large Cap Growth Index Portfolio - Class I	7,300	2,538
Voya Russell™ Large Cap Growth Index Portfolio - Class S	89	111
Voya Russell™ Large Cap Index Portfolio - Class I	12,361	2,371
Voya Russell™ Large Cap Index Portfolio - Class S	190	42
Voya Russell™ Large Cap Value Index Portfolio - Class I	62	62
Voya Russell™ Large Cap Value Index Portfolio - Class S	3,363	1,797
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	1,998	1,324
Voya Russell™ Mid Cap Index Portfolio - Class I	18,163	3,752
Voya Russell™ Small Cap Index Portfolio - Class I	8,720	2,290
Voya Small Company Portfolio - Class I	20,507	17,297
Voya Small Company Portfolio - Class S	55	38
Voya U.S. Bond Index Portfolio - Class I	4,092	1,427
Voya Variable Products Trust:
Voya International Value Portfolio - Class I	3,868	9,642

	Purchases	Sales
	(Dollars in thousands)
Voya Variable Products Trust(continued):
Voya International Value Portfolio - Class S	$12	$75
Voya MidCap Opportunities Portfolio - Class A	1	2
Voya MidCap Opportunities Portfolio - Class I	42,275	15,527
Voya MidCap Opportunities Portfolio - Class S	352	255
Voya SmallCap Opportunities Portfolio - Class I	8,769	6,636
Voya SmallCap Opportunities Portfolio - Class S	45	10
Wanger Advisors Trust:
Wanger International	12,602	4,779
Wanger Select	10,582	26,278
Wanger USA	12,396	11,425
Washington Mutual Investors FundSM:
Washington Mutual Investors FundSM - Class R-3	1,055	1,124
Washington Mutual Investors FundSM - Class R-4	18,030	8,822
Wells Fargo Funds Trust:
Wells Fargo Advantage Small Cap Value Fund - Class A	58	50
Wells Fargo Advantage Special Small Cap Value Fund - Class A	23,298	12,477

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

7.	Changes in Units
The changes in units outstanding were as follows:

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
AIM Counselor Series Trust:
Invesco Floating Rate Fund - Class R5	3,590	397	3,193	—	—	—
AIM Growth Series:
Invesco Mid Cap Core Equity Fund - Class A	61,826	97,560	(35,734)	83,840	151,512	(67,672)
Invesco Small Cap Growth Fund - Class A	2,298	289	2,009	318	226	92
AIM International Mutual Funds:
Invesco International Growth Fund - Class R5	18,800	2,737	16,063	16,490	1,530	14,960
AIM Investment Funds:
Invesco Endeavor Fund - Class A	150	985	(835)	2,069	1,153	916
Invesco Global Health Care Fund - Investor Class	4,387	4,194	193	2,564	2,154	410
AIM Investment Securities Funds:
Invesco High Yield Fund - Class R5	3,582	—	3,582	—	—	—
AIM Sector Funds:
Invesco American Value Fund - Class R5	24,670	3,396	21,274	—	—	—
Invesco Energy Fund - Class R5	59	—	59	—	—	—
Invesco Small Cap Value Fund - Class A	10,396	7,347	3,049	10,130	5,717	4,413
AIM Variable Insurance Funds:
Invesco V.I. American Franchise Fund - Series I Shares	2,273,655	2,285,773	(12,118)	1,729,947	1,734,198	(4,251)
Invesco V.I. Core Equity Fund - Series I Shares	1,021,584	1,235,507	(213,923)	381,722	670,658	(288,936)
Alger Funds:
Alger Capital Appreciation Fund - Class A	56,679	31,640	25,039	4,512	1,163	3,349
Alger Funds II:
Alger Green Fund - Class A	69,630	97,999	(28,369)	137,089	62,806	74,283
AllianceBernstein Growth and Income Fund, Inc.:
AllianceBernstein Growth and Income Fund - Class A	1,139	909	230	1,281	6,157	(4,876)
AllianceBernstein Variable Products Series Fund, Inc.:
AllianceBernstein Growth and Income Portfolio - Class A	8,091	22,880	(14,789)	11,302	9,054	2,248
Allianz Funds:
AllianzGI NFJ Dividend Value Fund - Class A	403	696	(293)	566	1,378	(812)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Allianz Funds (continued:
AllianzGI NFJ Large-Cap Value Fund - Institutional Class	—	—	—	58	1,867	(1,809)
AllianzGI NFJ Small-Cap Value Fund - Class A	8,537	10,283	(1,746)	11,781	9,408	2,373
Amana Mutual Funds Trust:
Amana Growth Fund - Investor Class	517,473	683,467	(165,994)	654,147	896,989	(242,842)
Amana Income Fund - Investor Class	804,236	1,003,614	(199,378)	1,203,871	868,633	335,238
American Balanced Fund®, Inc.:
American Balanced Fund® - Class R-3	77,927	110,300	(32,373)	203,036	183,185	19,851
American Beacon Funds:
American Beacon Small Cap Value Fund - Investor Class	8,564	2,575	5,989	—	—	—
American Century Government Income Trust:
American Century Investments® Inflation-Adjusted Bond Fund - Investor Class	609,577	968,978	(359,401)	902,333	2,269,235	(1,366,902)
American Century Quantitative Equity Funds, Inc.:
American Century Investments® Income & Growth Fund - A Class	182,599	170,673	11,926	225,681	153,680	72,001
American Funds Fundamental InvestorsSM:
Fundamental InvestorsSM - Class R-3	105,939	100,760	5,179	108,599	81,542	27,057
Fundamental InvestorsSM - Class R-4	1,467,112	640,796	826,316	1,095,577	903,222	192,355
American Mutual Fund®:
American Funds American Mutual Fund® - Class R-4	116,889	48,519	68,370	57,093	3,346	53,747
Ariel Investment Trust:
Ariel Appreciation Fund - Investor Class	15,551	19,831	(4,280)	8,813	33,289	(24,476)
Ariel Fund - Investor Class	334,428	315,240	19,188	649,175	336,975	312,200
Artisan Funds, Inc.:
Artisan International Fund - Investor Shares	500,588	238,867	261,721	594,877	247,761	347,116
Aston Funds:
Aston/Fairpointe Mid Cap Fund - Class N	1,253,942	642,464	611,478	1,562,486	351,095	1,211,391
BlackRock Equity Dividend Fund:
BlackRock Equity Dividend Fund - Investor A Shares	36,295	28,711	7,584	68,384	58,257	10,127
BlackRock Mid Cap Value Opportunities Series, Inc.:
BlackRock Mid Cap Value Opportunities Fund - Institutional Shares	2,050	—	2,050	—	—	—
BlackRock Mid Cap Value Opportunities Fund - Investor A Shares	229,160	236,337	(7,177)	464,773	325,192	139,581

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Bond Fund of AmericaSM:
Bond Fund of AmericaSM - Class R-4	205,111	234,254	(29,143)	237,156	360,575	(123,419)
Calvert Variable Series, Inc.:
Calvert VP SRI Balanced Portfolio	271,437	408,239	(136,802)	279,444	335,888	(56,444)
Capital World Growth & Income FundSM:
Capital World Growth & Income FundSM - Class R-3	13,931	10,378	3,553	19,891	17,262	2,629
Cohen & Steers Realty Shares, Inc.:
Cohen & Steers Realty Shares, Inc.	373,166	124,771	248,395	233,746	210,609	23,137
ColumbiaSM Acorn® Trust:
ColumbiaSM Acorn® Fund - Class A Shares	2,877	3,037	(160)	4,132	4,527	(395)
ColumbiaSM Acorn® Fund - Class Z Shares	301	1	300	230	—	230
Columbia Funds Series Trust:
Columbia Mid Cap Value Fund - Class A Shares	403,700	166,157	237,543	185,657	154,176	31,481
Columbia Mid Cap Value Fund - Class Z Shares	—	—	—	6	—	6
CRM Mutual Fund Trust:
CRM Mid Cap Value Fund - Investor Shares	1,959	3,855	(1,896)	3,412	3,141	271
Davis Series Inc.:
Davis Financial Fund - Class Y	16	—	16	—	—	—
Delaware Group Adviser Funds:
Delaware Diversified Income Fund - Class A	334,963	91,754	243,209	212,092	100,036	112,056
Delaware Group Equity Funds V:
Delaware Small Cap Value Fund - Class A	60,683	14,824	45,859	10,165	1,104	9,061
Deutsche Investment Trust:
Deutsche Small Cap Growth Fund - Class S	2,198	—	2,198	—	—	—
Dodge & Cox Funds:
Dodge & Cox International Stock Fund	8,823	7,736	1,087	15,434	8,743	6,691
Dodge & Cox Stock Fund	11,165	3,117	8,048	7,905	3,221	4,684
DWS Institutional Funds:
Deutsche Equity 500 Index Fund - Class S	6,247	6,751	(504)	4,110	2,434	1,676
Eaton Vance Special Investment Trust:
Eaton Vance Large-Cap Value Fund - Class R Shares	959	3,435	(2,476)	3,285	2,996	289

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
EuroPacific Growth Fund®:
EuroPacific Growth Fund® - Class R-3	137,446	198,666	(61,220)	176,986	261,553	(84,567)
EuroPacific Growth Fund® - Class R-4	2,271,569	2,567,432	(295,863)	2,933,961	3,144,297	(210,336)
Fidelity® Contrafund®:
Fidelity Advisor® New Insights Fund - Institutional Class	57,873	47,555	10,318	29,292	22,922	6,370
Fidelity® Variable Insurance Products:
Fidelity® VIP Equity-Income Portfolio - Initial Class	4,739,446	5,697,917	(958,471)	2,021,516	3,124,046	(1,102,530)
Fidelity® VIP Growth Portfolio - Initial Class	1,936,777	2,343,497	(406,720)	1,653,429	2,738,405	(1,084,976)
Fidelity® VIP High Income Portfolio - Initial Class	324,193	270,806	53,387	306,906	400,417	(93,511)
Fidelity® VIP Overseas Portfolio - Initial Class	291,741	488,619	(196,878)	449,293	509,310	(60,017)
Fidelity® Variable Insurance Products II:
Fidelity® VIP Contrafund® Portfolio - Initial Class	8,504,413	10,428,334	(1,923,921)	7,664,321	9,394,224	(1,729,903)
Fidelity® VIP Index 500 Portfolio - Initial Class	552,062	470,164	81,898	538,590	478,807	59,783
Fidelity® Variable Insurance Products III:
Fidelity® VIP Mid Cap Portfolio - Initial Class	204,220	210,389	(6,169)	211,954	221,163	(9,209)
Fidelity® Variable Insurance Products V:
Fidelity® VIP Asset Manager Portfolio - Initial Class	81,565	137,289	(55,724)	86,980	177,762	(90,782)
Franklin Mutual Series Fund Inc.:
Franklin Mutual Global Discovery Fund - Class R	47,969	53,384	(5,415)	59,779	77,653	(17,874)
Franklin Strategic Series:
Franklin Biotechnology Discovery Fund - Advisor Class	6,880	—	6,880	—	—	—
Franklin Natural Resources Fund - Advisor Class	393	—	393	—	—	—
Franklin Small-Mid Cap Growth Fund - Class A	12,882	34,663	(21,781)	8,720	8,968	(248)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value VIP Fund - Class 2	1,578,288	1,969,637	(391,349)	1,303,466	1,462,830	(159,364)
Goldman Sachs Trust:
Goldman Sachs Growth Opportunities Fund - Class IR Shares	255	—	255	—	—	—
Growth Fund of America®:
Growth Fund of America® - Class R-3	275,304	300,335	(25,031)	347,973	375,859	(27,886)
Growth Fund of America® - Class R-4	1,947,231	2,591,846	(644,615)	2,862,204	3,697,817	(835,613)
Hartford Mutual Funds, Inc.:
The Hartford Capital Appreciation Fund - Class R4	2	—	2	13,538	27,338	(13,800)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Hartford Mutual Funds, Inc. (continued):
The Hartford Dividend And Growth Fund - Class R4	64	28	36	10,728	31,324	(20,596)
Income Fund of America®:
Income Fund of America® - Class R-3	78,078	75,682	2,396	62,175	59,637	2,538
Ivy Funds:
Ivy Science and Technology Fund - Class Y	2,814	—	2,814	—	—	—
Janus Aspen Series:
Janus Aspen Series Balanced Portfolio - Institutional Shares	73	407	(334)	305	1,450	(1,145)
Janus Aspen Series Enterprise Portfolio - Institutional Shares	614	2,189	(1,575)	548	3,919	(3,371)
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares	119	122	(3)	55	76	(21)
Janus Aspen Series Global Research Portfolio - Institutional Shares	429	2,613	(2,184)	406	806	(400)
Janus Aspen Series Janus Portfolio - Institutional Shares	194	355	(161)	69	559	(490)
JPMorgan Trust II:
JPMorgan Equity Income Fund - Select Class Shares	6,148	2	6,146	—	—	—
JPMorgan Government Bond Fund - Select Class Shares	35,333	18,132	17,201	55,398	31,099	24,299
Lazard Funds, Inc.:
Lazard Emerging Markets Equity Portfolio - Open Shares	5	2	3	1	—	1
Lazard U.S. Mid Cap Equity Portfolio - Open Shares	89,475	106,101	(16,626)	60,833	292,959	(232,126)
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund - Class I	11,423	2,710	8,713	—	—	—
LKCM Funds:
LKCM Aquinas Growth Fund	2,389	7,026	(4,637)	3,665	4,567	(902)
Loomis Sayles Funds I:
Loomis Sayles Small Cap Value Fund - Retail Class	135,003	243,495	(108,492)	253,102	169,689	83,413
Loomis Sayles Funds II:
Loomis Sayles Limited Term Government and Agency Fund - Class Y	77,688	40,421	37,267	—	—	—
Loomis Sayles Value Fund - Class Y	15	—	15	—	—	—
Lord Abbett Developing Growth Fund, Inc.:
Lord Abbett Developing Growth Fund - Class A	6,841	6,523	318	8,023	3,310	4,713
Lord Abbett Investment Trust:
Lord Abbett Core Fixed Income Fund - Class A	107,585	1,858	105,727	6,265	7,382	(1,117)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Lord Abbett Mid Cap Stock Fund, Inc.:
Lord Abbett Mid Cap Stock Fund - Class A	5,779	3,391	2,388	12,129	25,285	(13,156)
Lord Abbett Research Fund, Inc.:
Lord Abbett Small Cap Value Fund - Class A	11,666	20,089	(8,423)	42,451	47,371	(4,920)
Lord Abbett Securities Trust:
Lord Abbett Fundamental Equity Fund - Class A	3,375	4,144	(769)	5,550	2,667	2,883
Lord Abbett Series Fund, Inc.:
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC	947,908	1,444,081	(496,173)	1,291,278	2,174,896	(883,618)
MainStay Funds:
MainStay Large Cap Growth Fund - Class R3	349	33,956	(33,607)	4,351	1,205	3,146
Massachusetts Investors Growth Stock Fund:
Massachusetts Investors Growth Stock Fund - Class A	5,465	5,925	(460)	12,232	27,089	(14,857)
Metropolitan West Funds:
Metropolitan West Total Return Bond Fund - Class M Shares	800,259	119,151	681,108	374,933	16,444	358,489
MFS® Series Trust l:
MFS® New Discovery Fund - Class R3	77	—	77	—	—	—
MFS® Series Trust X:
MFS® International Value Fund - Class R3	1,360	—	1,360	—	—	—
Neuberger Berman Equity Funds®:
Neuberger Berman Genesis Fund - Trust Class	22,553	6,799	15,754	10,586	6,789	3,797
Neuberger Berman Socially Responsive Fund - Trust Class	149,371	292,937	(143,566)	463,321	312,026	151,295
New Perspective Fund®:
New Perspective Fund® - Class R-3	41,053	56,424	(15,371)	47,372	59,452	(12,080)
New Perspective Fund® - Class R-4	953,736	767,474	186,262	1,143,245	952,810	190,435
New World Fund, Inc.:
American Funds New World Fund® - Class R-4	2,923	107	2,816	—	—	—
Nuveen Investment Funds, Inc.:
Nuveen Global Infrastructure Fund - Class I	166,321	51,773	114,548	—	—	—
Nuveen U.S. Infrastructure Income Fund - Class I	13,171	3,309	9,862	—	—	—
Oppenheimer Capital Appreciation Fund:
Oppenheimer Capital Appreciation Fund - Class A	156	1,088	(932)	1,018	38,472	(37,454)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Oppenheimer Developing Markets Fund:
Oppenheimer Developing Markets Fund - Class A	586,373	795,730	(209,357)	797,261	1,059,680	(262,419)
Oppenheimer Developing Markets Fund - Class Y	545,143	408,100	137,043	573,424	500,822	72,602
Oppenheimer Gold & Special Minerals Fund:
Oppenheimer Gold & Special Minerals Fund - Class A	2,123	538	1,585	2,087	962	1,125
Oppenheimer International Bond Fund:
Oppenheimer International Bond Fund - Class A	5,425	12,978	(7,553)	11,470	9,752	1,718
Oppenheimer International Growth Fund:
Oppenheimer International Growth Fund - Class Y	1,119	34	1,085	—	—	—
Oppenheimer International Small Company Fund:
Oppenheimer International Small Company Fund - Class Y	1,264	—	1,264	—	—	—
Oppenheimer Variable Account Funds:
Oppenheimer Discovery Mid Cap Growth Fund/VA	1,073,660	1,075,981	(2,321)	24,591	25,346	(755)
Oppenheimer Global Fund/VA	100	1,410	(1,310)	292	1,027	(735)
Oppenheimer Global Strategic Income Fund/VA	166	278	(112)	10	460	(450)
Oppenheimer Main Street Fund®/VA	71,747	72,472	(725)	24,090	24,847	(757)
Oppenheimer Main Street Small Cap Fund®/VA	420,162	298,913	121,249	685,901	237,022	448,879
Parnassus Funds:
Parnassus Small Cap FundSM	1	—	1	—	—	—
Parnassus Income Funds:
Parnassus Core Equity FundSM - Investor Shares	664,173	91,287	572,886	543,334	55,509	487,825
Pax World Funds Series Trust I:
Pax World Balanced Fund - Individual Investor Class	337,046	833,243	(496,197)	478,588	743,423	(264,835)
PIMCO Funds:
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class	1,941	2	1,939	—	—	—
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio - Administrative Class	1,459,039	3,066,350	(1,607,311)	2,311,845	8,263,260	(5,951,415)
Pioneer Equity Income Fund:
Pioneer Equity Income Fund - Class Y Shares	294,049	60,025	234,024	276,640	29,298	247,342
Pioneer High Yield Fund:
Pioneer High Yield Fund - Class A Shares	59,423	54,683	4,740	43,130	68,700	(25,570)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Pioneer Strategic Income Fund:
Pioneer Strategic Income Fund - Class A Shares	28,838	33,274	(4,436)	21,734	35,878	(14,144)
Pioneer Variable Contracts Trust:
Pioneer Emerging Markets VCT Portfolio - Class I	286,936	401,033	(114,097)	383,906	677,040	(293,134)
Pioneer Equity Income VCT Portfolio - Class I	438	5	433	—	—	—
Pioneer High Yield VCT Portfolio - Class I Shares	312,054	731,752	(419,698)	467,074	460,587	6,487
Prudential Sector Funds, Inc.:
Prudential Jennison Utility Fund - Class Z	2,146	—	2,146	—	—	—
RiverSource® Investment Series, Inc.:
Columbia Diversified Equity Income Fund - Class K Shares	187,608	157,877	29,731	36,742	19,214	17,528
Columbia Diversified Equity Income Fund - Class R4 Shares	8,405	9,974	(1,569)	566	—	566
Royce Fund:
Royce Total Return Fund - K Class	14	26	(12)	11	1	10
SmallCap World Fund®, Inc.:
SMALLCAP World Fund® - Class R-4	246,943	277,010	(30,067)	449,256	302,914	146,342
T. Rowe Price Mid-Cap Value Fund, Inc.:
T. Rowe Price Mid-Cap Value Fund - R Class	8,097	7,391	706	28,854	32,951	(4,097)
T. Rowe Price Value Fund, Inc.:
T. Rowe Price Value Fund - Advisor Class	3,943	3,384	559	4,462	5,706	(1,244)
Templeton Funds, Inc.:
Templeton Foreign Fund - Class A	34,101	33,560	541	45,381	28,249	17,132
Templeton Income Trust:
Templeton Global Bond Fund - Advisor Class	505,041	719,703	(214,662)	1,033,930	834,841	199,089
Templeton Global Bond Fund - Class A	1,246,084	2,175,254	(929,170)	1,873,499	2,221,855	(348,356)
Third Avenue Trust:
Third Avenue Real Estate Value Fund - Institutional Class	352	—	352	—	—	—
Thornburg Investment Trust:
Thornburg International Value Fund - Class R4	846	709	137	3,353	2,872	481
USAA Investment Trust:
USAA Precious Metals and Minerals Fund - Adviser Shares	2,785,318	1,886,913	898,405	1,710,752	930,410	780,342
Vanguard® Variable Insurance Fund:
Diversified Value Portfolio	190	223	(33)	216	445	(229)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Vanguard® Variable Insurance Fund (continued):
Equity Income Portfolio	674	1,609	(935)	15,975	32,680	(16,705)
Small Company Growth Portfolio	110	114	(4)	458	1,041	(583)
Victory Portfolios:
Victory Integrity Small-Cap Value Fund - Class Y Shares	521	—	521	—	—	—
Victory Small Company Opportunity Fund - Class R	1,193	1,007	186	269	85	184
Voya Balanced Portfolio, Inc.:
Voya Balanced Portfolio - Class I	6,900,260	7,946,799	(1,046,539)	3,211,209	4,442,240	(1,231,031)
Voya Equity Trust:
Voya Growth Opportunities Fund - Class A	6,922	7,948	(1,026)	1,608	114	1,494
Voya Large Cap Value Fund - Class A	—	—	—	491	—	491
Voya Real Estate Fund - Class A	29,488	45,369	(15,881)	26,058	29,528	(3,470)
Voya Funds Trust:
Voya GNMA Income Fund - Class A	81,389	118,073	(36,684)	82,884	127,147	(44,263)
Voya Intermediate Bond Fund - Class A	63,178	85,742	(22,564)	80,323	164,900	(84,577)
Voya Intermediate Bond Portfolio:
Voya Intermediate Bond Portfolio - Class I	10,266,086	10,948,673	(682,587)	6,968,979	9,141,399	(2,172,420)
Voya Intermediate Bond Portfolio - Class S	3,065	8,131	(5,066)	4,394	19,297	(14,903)
Voya Investors Trust:
Voya Global Perspectives Portfolio - Class I	97,383	6,645	90,738	—	—	—
Voya Global Resources Portfolio - Adviser Class	—	69	(69)	—	113	(113)
Voya Global Resources Portfolio - Institutional Class	2,012	2,036	(24)	—	120	(120)
Voya Global Resources Portfolio - Service Class	1,472,683	1,770,413	(297,730)	1,722,003	3,059,843	(1,337,840)
Voya High Yield Portfolio - Adviser Class	326	553	(227)	972	1,571	(599)
Voya High Yield Portfolio - Institutional Class	594,053	608,615	(14,562)	1,160,232	943,616	216,616
Voya High Yield Portfolio - Service Class	347,303	503,670	(156,367)	640,889	915,879	(274,990)
Voya Large Cap Growth Portfolio - Adviser Class	1,269	1,343	(74)	95	1,017	(922)
Voya Large Cap Growth Portfolio - Institutional Class	15,073,827	6,688,751	8,385,076	3,507,037	3,279,851	227,186
Voya Large Cap Growth Portfolio - Service Class	2,183,541	2,007,745	175,796	120,498	36,065	84,433
Voya Large Cap Value Portfolio - Adviser Class	135	792	(657)	2,787	32	2,755
Voya Large Cap Value Portfolio - Institutional Class	9,544,852	8,749,430	795,422	18,985,303	14,205,891	4,779,412
Voya Large Cap Value Portfolio - Service Class	4,411,579	4,385,896	25,683	60,565	32,103	28,462

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Investors Trust (continued):
Voya Limited Maturity Bond Portfolio - Adviser Class	117	53	64	117	—	117
Voya Multi-Manager Large Cap Core Portfolio - Institutional Class	335,215	994,174	(658,959)	333,685	406,680	(72,995)
Voya Multi-Manager Large Cap Core Portfolio - Service Class	6,812	6,956	(144)	4,428	5,419	(991)
Voya U.S. Stock Index Portfolio - Institutional Class	293,421	90,931	202,490	335,517	67,370	268,147
VY® BlackRock Health Sciences Opportunities Portfolio - Service Class	—	1,571,525	(1,571,525)	967,670	370,014	597,656
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class	683	2,903	(2,220)	491	2,736	(2,245)
VY® BlackRock Large Cap Growth Portfolio - Institutional Class	—	7,610,741	(7,610,741)	1,759,860	2,606,749	(846,889)
VY® BlackRock Large Cap Growth Portfolio - Service Class	—	19,765	(19,765)	1,567	29,081	(27,514)
VY® BlackRock Large Cap Growth Portfolio - Service 2 Class	—	24,054	(24,054)	198	4,669	(4,471)
VY® Clarion Global Real Estate Portfolio - Adviser Class	154	112	42	29	156	(127)
VY® Clarion Global Real Estate Portfolio - Institutional Class	1,478,388	1,533,113	(54,725)	2,025,676	1,835,075	190,601
VY® Clarion Real Estate Portfolio - Adviser Class	1,299	1,002	297	60	363	(303)
VY® Clarion Real Estate Portfolio - Institutional Class	2,676,696	2,681,243	(4,547)	2,115,219	2,145,540	(30,321)
VY® Clarion Real Estate Portfolio - Service Class	981,456	909,218	72,238	956,409	1,320,633	(364,224)
VY® FMR Diversified Mid Cap Portfolio - Institutional Class	336,908	441,515	(104,607)	491,978	576,823	(84,845)
VY® FMR Diversified Mid Cap Portfolio - Service Class	359,464	714,674	(355,210)	504,385	776,122	(271,737)
VY® FMR Diversified Mid Cap Portfolio - Service 2 Class	—	—	—	2,161	109	2,052
VY® Invesco Growth and Income Portfolio - Institutional Class	725,655	126,589	599,066	371,617	120,036	251,581
VY® Invesco Growth and Income Portfolio - Service Class	249,607	319,147	(69,540)	572,437	442,851	129,586
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class	8,883	5,748	3,135	587	1,875	(1,288)
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class	297,493	392,004	(94,511)	330,204	659,587	(329,383)
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class	253,723	273,074	(19,351)	268,549	462,214	(193,665)
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class	190	162	28	42	34	8
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class	531,339	175,309	356,030	660,224	185,979	474,245
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class	313,961	198,398	115,563	526,210	234,293	291,917
VY® Marsico Growth Portfolio - Institutional Class	—	888,913	(888,913)	275,995	279,214	(3,219)
VY® Marsico Growth Portfolio - Service Class	—	6,254	(6,254)	1,200	3,013	(1,813)
VY® MFS Total Return Portfolio - Adviser Class	—	68,573	(68,573)	852	21,324	(20,472)
VY® MFS Total Return Portfolio - Institutional Class	—	4,396,217	(4,396,217)	631,862	841,460	(209,598)
VY® MFS Total Return Portfolio - Service Class	—	1,530,853	(1,530,853)	305,044	378,249	(73,205)
VY® MFS Utilities Portfolio - Service Class	—	2,187,486	(2,187,486)	428,862	504,933	(76,071)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Investors Trust (continued):
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class	172	774	(602)	80	25	55
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class	2,269	1,072	1,197	10,585	2,344	8,241
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class	2,095,836	1,202,234	893,602	3,020,267	1,234,217	1,786,050
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class	4,815,888	3,876,591	939,297	6,750,946	5,100,275	1,650,671
VY® T. Rowe Price Equity Income Portfolio - Adviser Class	2,073	23,600	(21,527)	4,648	23,838	(19,190)
VY® T. Rowe Price Equity Income Portfolio - Service Class	2,013,121	2,219,181	(206,060)	2,094,826	2,299,661	(204,835)
VY® T. Rowe Price International Stock Portfolio - Adviser Class	349	417	(68)	850	470	380
VY® T. Rowe Price International Stock Portfolio - Service Class	87,609	90,434	(2,825)	100,416	140,744	(40,328)
VY® Templeton Global Growth Portfolio - Institutional Class	7,609	5,231	2,378	16,346	29,739	(13,393)
VY® Templeton Global Growth Portfolio - Service Class	173,993	182,526	(8,533)	232,060	178,728	53,332
Voya Money Market Portfolio:
Voya Money Market Portfolio - Class I	21,872,589	24,500,295	(2,627,706)	16,787,563	17,246,886	(459,323)
Voya Mutual Funds:
Voya Global Real Estate Fund - Class A	6,560	6,669	(109)	6,408	4,298	2,110
Voya Multi-Manager International Small Cap Fund - Class A	6,040	12,641	(6,601)	7,009	8,686	(1,677)
Voya Partners, Inc.:
Voya Aggregate Bond Portfolio - Adviser Class	3,492	16,257	(12,765)	4,853	47,043	(42,190)
Voya Aggregate Bond Portfolio - Initial Class	200,523	89,309	111,214	95,578	20,304	75,274
Voya Aggregate Bond Portfolio - Service Class	6,317,060	8,733,815	(2,416,755)	5,805,529	8,834,993	(3,029,464)
Voya Global Bond Portfolio - Adviser Class	1,631	5,115	(3,484)	1,949	5,226	(3,277)
Voya Global Bond Portfolio - Initial Class	4,716,036	5,893,271	(1,177,235)	2,102,380	4,245,650	(2,143,270)
Voya Global Bond Portfolio - Service Class	30,180	32,209	(2,029)	25,212	47,576	(22,364)
Voya Index Solution 2015 Portfolio - Initial Class	41,437	39,483	1,954	31,685	8,890	22,795
Voya Index Solution 2015 Portfolio - Service Class	78,930	36,195	42,735	13,877	30,748	(16,871)
Voya Index Solution 2015 Portfolio - Service 2 Class	39,203	40,530	(1,327)	21,269	12,407	8,862
Voya Index Solution 2025 Portfolio - Initial Class	103,691	33,404	70,287	49,033	8,243	40,790
Voya Index Solution 2025 Portfolio - Service Class	79,995	10,534	69,461	58,152	108	58,044
Voya Index Solution 2025 Portfolio - Service 2 Class	115,966	91,208	24,758	199,431	145,909	53,522
Voya Index Solution 2035 Portfolio - Initial Class	80,221	32,474	47,747	50,917	2,604	48,313
Voya Index Solution 2035 Portfolio - Service Class	61,629	3,894	57,735	17,611	486	17,125
Voya Index Solution 2035 Portfolio - Service 2 Class	62,364	44,415	17,949	125,092	101,407	23,685

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Partners, Inc. (continued):
Voya Index Solution 2045 Portfolio - Initial Class	79,331	13,209	66,122	18,096	1,134	16,962
Voya Index Solution 2045 Portfolio - Service Class	22,326	2,599	19,727	17,635	208	17,427
Voya Index Solution 2045 Portfolio - Service 2 Class	54,200	35,570	18,630	95,152	82,089	13,063
Voya Index Solution 2055 Portfolio - Initial Class	24,539	8,482	16,057	8,386	90	8,296
Voya Index Solution 2055 Portfolio - Service Class	27,913	16,457	11,456	11,383	11,639	(256)
Voya Index Solution 2055 Portfolio - Service 2 Class	13,199	4,884	8,315	14,231	7,632	6,599
Voya Index Solution Income Portfolio - Initial Class	34,836	4,971	29,865	769	—	769
Voya Index Solution Income Portfolio - Service Class	14,325	3	14,322	5,896	31,963	(26,067)
Voya Index Solution Income Portfolio - Service 2 Class	2,621	1,435	1,186	6,930	5,597	1,333
Voya Solution 2015 Portfolio - Adviser Class	—	4,278	(4,278)	—	2,164	(2,164)
Voya Solution 2015 Portfolio - Initial Class	123,459	21,267	102,192	60,603	26,966	33,637
Voya Solution 2015 Portfolio - Service Class	1,088,365	1,296,113	(207,748)	1,382,690	1,732,741	(350,051)
Voya Solution 2015 Portfolio - Service 2 Class	192,801	370,146	(177,345)	364,225	463,007	(98,782)
Voya Solution 2025 Portfolio - Adviser Class	573	3,412	(2,839)	1,126	92	1,034
Voya Solution 2025 Portfolio - Initial Class	156,600	102,645	53,955	18,783	3,494	15,289
Voya Solution 2025 Portfolio - Service Class	1,782,932	1,457,184	325,748	2,202,535	1,944,229	258,306
Voya Solution 2025 Portfolio - Service 2 Class	387,739	424,277	(36,538)	465,269	664,957	(199,688)
Voya Solution 2035 Portfolio - Adviser Class	94	2,888	(2,794)	56	7,192	(7,136)
Voya Solution 2035 Portfolio - Initial Class	98,339	24,053	74,286	19,287	1,589	17,698
Voya Solution 2035 Portfolio - Service Class	1,539,254	1,063,086	476,168	1,898,232	1,431,133	467,099
Voya Solution 2035 Portfolio - Service 2 Class	361,772	411,197	(49,425)	484,750	760,667	(275,917)
Voya Solution 2045 Portfolio - Adviser Class	70	4	66	24	2,464	(2,440)
Voya Solution 2045 Portfolio - Initial Class	25,148	13,743	11,405	28,919	3,722	25,197
Voya Solution 2045 Portfolio - Service Class	1,100,142	933,260	166,882	1,367,633	1,059,776	307,857
Voya Solution 2045 Portfolio - Service 2 Class	209,789	248,904	(39,115)	375,592	743,675	(368,083)
Voya Solution 2055 Portfolio - Initial Class	47,952	1,027	46,925	103	18	85
Voya Solution 2055 Portfolio - Service Class	326,023	143,253	182,770	351,621	133,979	217,642
Voya Solution 2055 Portfolio - Service 2 Class	58,096	47,801	10,295	67,105	57,511	9,594
Voya Solution Balanced Portfolio - Service Class	100,040	52,251	47,789	117,950	42,045	75,905
Voya Solution Income Portfolio - Adviser Class	—	1,801	(1,801)	2	3,788	(3,786)
Voya Solution Income Portfolio - Initial Class	224,552	172,525	52,027	62,747	21,294	41,453

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Partners, Inc. (continued):
Voya Solution Income Portfolio - Service Class	382,007	240,155	141,852	410,224	318,071	92,153
Voya Solution Income Portfolio - Service 2 Class	39,405	58,560	(19,155)	57,663	121,108	(63,445)
Voya Solution Moderately Conservative Portfolio - Service Class	166,705	85,586	81,119	149,927	63,338	86,589
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class	1,038	1,203	(165)	146	948	(802)
VY® American Century Small-Mid Cap Value Portfolio - Initial Class	268,668	409,162	(140,494)	522,414	139,063	383,351
VY® American Century Small-Mid Cap Value Portfolio - Service Class	1,501,255	1,595,898	(94,643)	1,274,015	1,119,439	154,576
VY® Baron Growth Portfolio - Adviser Class	831	8,967	(8,136)	5,522	73,476	(67,954)
VY® Baron Growth Portfolio - Service Class	3,991,501	4,506,102	(514,601)	2,734,878	2,214,007	520,871
VY® Columbia Contrarian Core Portfolio - Service Class	168,151	211,457	(43,306)	164,859	219,945	(55,086)
VY® Columbia Small Cap Value II Portfolio - Adviser Class	—	1,703	(1,703)	965	9,045	(8,080)
VY® Columbia Small Cap Value II Portfolio - Service Class	66,448	110,449	(44,001)	192,863	148,862	44,001
VY® Fidelity® VIP Mid Cap Portfolio - Service Class	173	55,311	(55,138)	1,772	106,096	(104,324)
VY® Invesco Comstock Portfolio - Adviser Class	3,694	3,668	26	1,657	1,933	(276)
VY® Invesco Comstock Portfolio - Service Class	2,137,088	2,029,400	107,688	1,431,624	1,118,183	313,441
VY® Invesco Equity and Income Portfolio - Adviser Class	61,538	16,371	45,167	2,199	6,498	(4,299)
VY® Invesco Equity and Income Portfolio - Initial Class	12,469,969	7,461,599	5,008,370	2,614,530	4,223,656	(1,609,126)
VY® Invesco Equity and Income Portfolio - Service Class	691,428	468,040	223,388	855	1,625	(770)
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class	459	861	(402)	2,864	7,538	(4,674)
VY® JPMorgan Mid Cap Value Portfolio - Initial Class	130,214	44,285	85,929	315,751	30,476	285,275
VY® JPMorgan Mid Cap Value Portfolio - Service Class	1,959,205	1,971,077	(11,872)	1,096,748	831,046	265,702
VY® Oppenheimer Global Portfolio - Adviser Class	1,337	4,763	(3,426)	2,741	11,495	(8,754)
VY® Oppenheimer Global Portfolio - Initial Class	6,224,212	9,005,922	(2,781,710)	4,099,694	7,003,366	(2,903,672)
VY® Oppenheimer Global Portfolio - Service Class	7,124	5,853	1,271	8,770	7,016	1,754
VY® Pioneer High Yield Portfolio - Initial Class	6,473,942	6,010,825	463,117	2,199,760	1,662,356	537,404
VY® Pioneer High Yield Portfolio - Service Class	14,965	10,213	4,752	36,798	27,818	8,980
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class	189	2,296	(2,107)	1,280	13,228	(11,948)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class	2,837,157	4,215,240	(1,378,083)	1,705,718	3,687,087	(1,981,369)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class	13,246	7,880	5,366	17,059	12,272	4,787
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class	2,187	11,925	(9,738)	4,101	10,921	(6,820)
VY® T. Rowe Price Growth Equity Portfolio - Initial Class	4,188,100	4,567,469	(379,369)	3,038,143	3,251,128	(212,985)
VY® T. Rowe Price Growth Equity Portfolio - Service Class	64,294	66,822	(2,528)	65,685	59,736	5,949

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Partners, Inc. (continued):
VY® Templeton Foreign Equity Portfolio - Adviser Class	1,523	10,449	(8,926)	2,155	14,167	(12,012)
VY® Templeton Foreign Equity Portfolio - Initial Class	4,962,045	5,609,164	(647,119)	2,028,234	2,887,775	(859,541)
VY® Templeton Foreign Equity Portfolio - Service Class	5,213	5,840	(627)	2,183	548	1,635
Voya Series Fund, Inc.:
Voya Core Equity Research Fund - Class A	2,997	3,357	(360)	2,755	6,458	(3,703)
Voya Strategic Allocation Portfolios, Inc.:
Voya Strategic Allocation Conservative Portfolio - Class I	1,635,167	1,730,309	(95,142)	798,223	775,820	22,403
Voya Strategic Allocation Growth Portfolio - Class I	733,966	947,155	(213,189)	702,924	783,901	(80,977)
Voya Strategic Allocation Moderate Portfolio - Class I	1,793,016	1,912,695	(119,679)	760,611	956,915	(196,304)
Voya Variable Funds:
Voya Growth and Income Portfolio - Class A	2,688	12,564	(9,876)	59,211	18,831	40,380
Voya Growth and Income Portfolio - Class I	11,031,502	15,285,768	(4,254,266)	10,208,654	10,332,531	(123,877)
Voya Growth and Income Portfolio - Class S	9,136	5,506	3,630	14,023	535,211	(521,188)
Voya Variable Portfolios, Inc.:
Voya Index Plus LargeCap Portfolio - Class I	5,670,660	6,341,918	(671,258)	2,479,821	3,444,120	(964,299)
Voya Index Plus LargeCap Portfolio - Class S	242	3,662	(3,420)	273	9,952	(9,679)
Voya Index Plus MidCap Portfolio - Class I	3,087,313	3,870,160	(782,847)	2,671,717	3,399,202	(727,485)
Voya Index Plus MidCap Portfolio - Class S	447	9,960	(9,513)	1,032	1,811	(779)
Voya Index Plus SmallCap Portfolio - Class I	2,285,303	2,736,124	(450,821)	2,542,981	2,574,977	(31,996)
Voya Index Plus SmallCap Portfolio - Class S	1,941	190	1,751	501	1,263	(762)
Voya International Index Portfolio - Class I	1,442,540	1,212,705	229,835	1,003,360	826,945	176,415
Voya International Index Portfolio - Class S	96	4	92	—	5	(5)
Voya Russell™ Large Cap Growth Index Portfolio - Class I	1,247,505	1,040,628	206,877	483,380	467,527	15,853
Voya Russell™ Large Cap Growth Index Portfolio - Class S	3,707	5,271	(1,564)	10,839	2,252	8,587
Voya Russell™ Large Cap Index Portfolio - Class I	1,191,493	530,711	660,782	1,096,770	602,168	494,602
Voya Russell™ Large Cap Index Portfolio - Class S	860,062	853,121	6,941	29,852	23,492	6,360
Voya Russell™ Large Cap Value Index Portfolio - Class I	4,113	4,437	(324)	18,301	16,621	1,680
Voya Russell™ Large Cap Value Index Portfolio - Class S	191,901	122,370	69,531	179,178	131,033	48,145
Voya Russell™ Mid Cap Growth Index Portfolio - Class S	113,781	85,159	28,622	127,573	94,174	33,399
Voya Russell™ Mid Cap Index Portfolio - Class I	1,311,188	537,543	773,645	1,380,864	546,960	833,904
Voya Russell™ Small Cap Index Portfolio - Class I	616,523	323,247	293,276	702,634	314,926	387,708

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Year ended December 31
	2014			2013
	Units	Units	Net Increase	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Voya Variable Portfolios, Inc. (continued):
Voya Small Company Portfolio - Class I	2,344,271	2,699,627	(355,356)	1,286,764	1,544,442	(257,678)
Voya Small Company Portfolio - Class S	1,051	1,771	(720)	1,103	349	754
Voya U.S. Bond Index Portfolio - Class I	406,227	201,011	205,216	341,881	502,541	(160,660)
Voya Variable Products Trust:
Voya International Value Portfolio - Class I	2,519,394	2,881,169	(361,775)	1,664,318	2,014,599	(350,281)
Voya International Value Portfolio - Class S	495	5,528	(5,033)	334	3,231	(2,897)
Voya MidCap Opportunities Portfolio - Class A	—	68	(68)	179	111	68
Voya MidCap Opportunities Portfolio - Class I	1,507,301	1,180,261	327,040	3,543,945	1,146,825	2,397,120
Voya MidCap Opportunities Portfolio - Class S	24,674	31,150	(6,476)	37,234	85,607	(48,373)
Voya SmallCap Opportunities Portfolio - Class I	631,044	675,546	(44,502)	944,352	801,039	143,313
Voya SmallCap Opportunities Portfolio - Class S	1,542	438	1,104	723	840	(117)
Wanger Advisors Trust:
Wanger International	873,333	703,951	169,382	1,303,795	866,986	436,809
Wanger Select	283,485	1,406,887	(1,123,402)	580,916	1,221,499	(640,583)
Wanger USA	396,744	729,662	(332,918)	736,330	800,037	(63,707)
Washington Mutual Investors FundSM:
Washington Mutual Investors FundSM - Class R-3	75,199	92,828	(17,629)	90,485	147,537	(57,052)
Washington Mutual Investors FundSM - Class R-4	1,207,855	1,113,451	94,404	1,320,301	1,614,505	(294,204)
Wells Fargo Funds Trust:
Wells Fargo Advantage Small Cap Value Fund - Class A	2,661	3,325	(664)	1,847	4,465	(2,618)
Wells Fargo Advantage Special Small Cap Value Fund - Class A	392,932	598,893	(205,961)	444,058	733,586	(289,528)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

8.	Financial Highlights
A summary of unit values, units outstanding, and net assets for variable annuity Contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ended December 31, 2014, 2013, 2012, 2011, and 2010, follows:

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco Floating Rate Fund - Class R5
2014	07/29/2014	3	$9.90	to	$9.92	$32	(e)	0.95%	to	1.25%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
Invesco Mid Cap Core Equity Fund - Class A
2014		211	$17.86	to	$22.40	$4,057	-	0.15%	to	1.70%	2.73%	to	4.35%
2013		246	$17.35	to	$21.65	$4,574	-	0.15%	to	1.70%	27.06%	to	28.99%
2012		314	$13.63	to	$16.93	$4,552	0.51%	0.00%	to	1.70%	8.48%	to	10.43%
2011		371	$12.54	to	$15.49	$4,891	-	0.00%	to	1.70%	-7.81%	to	-6.25%
2010		361	$13.57	to	$16.69	$5,115	0.08%	0.00%	to	1.70%	10.66%	to	12.54%
Invesco Small Cap Growth Fund - Class A
2014		4		$24.48		$90	-		1.00%			6.57%
2013		2		$22.97		$38	-		1.00%			38.54%
2012		2		$16.58		$26	-		1.00%			17.17%
2011		2		$14.15		$32	-		1.00%			-2.28%
2010		3		$14.48		$42	-		1.00%			25.04%
Invesco International Growth Fund - Class R5
2014		34		$11.99		$408	1.92%		0.95%			-0.75%
2013		18		$12.08		$217	2.43%		0.95%			17.97%
2012	11/30/2012	3		$10.24		$30	(c)		0.95%			(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco Endeavor Fund - Class A
2014		3	$19.14	to	$19.85	$51	-	0.45%	to	1.20%	6.77%	to	7.12%
2013		3	$17.86	to	$18.53	$63	-	0.45%	to	1.40%	26.22%	to	27.44%
2012		2	$14.15	to	$14.54	$36	(f)	0.45%	to	1.40%		(f)
2011	07/19/2011	-		$12.26		-	(b)		0.75%			(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
Invesco Global Health Care Fund - Investor Class
2014		6	$64.44	to	$70.86	$442	-	0.50%	to	1.50%	18.56%	to	19.76%
2013		6	$54.35	to	$59.17	$356	0.34%	0.50%	to	1.50%	40.40%	to	41.83%
2012		6	$38.71	to	$41.72	$234	0.49%	0.50%	to	1.50%	18.96%	to	20.16%
2011		5	$32.54	to	$34.72	$176	0.56%	0.50%	to	1.50%	3.00%	to	3.49%
2010		6	$31.62	to	$33.40	$183	-	0.55%	to	1.55%	3.00%	to	4.05%
Invesco High Yield Fund - Class R5
2014	08/06/2014	4	$9.71	to	$9.77	$35	(e)	0.40%	to	1.40%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
Invesco American Value Fund - Class R5
2014	06/16/2014	21	$10.83	to	$10.86	$231	(e)	0.95%	to	1.40%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
Invesco Energy Fund - Class R5
2014	08/27/2014	-	$7.51	to	$7.53	-	(e)	1.05%	to	1.40%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Invesco Small Cap Value Fund - Class A
2014		15	$26.40	to	$28.81	$423	-	0.20%	to	1.75%	5.31%	to	6.90%
2013		12	$25.07	to	$26.95	$318	-	0.20%	to	1.75%	41.72%	to	43.25%
2012		8	$17.69	to	$18.65	$141	-	0.30%	to	1.75%	20.42%	to	22.13%
2011		5	$14.69	to	$15.27	$82	-	0.30%	to	1.75%	-9.82%	to	-8.45%
2010	01/28/2010	7	$16.29	to	$16.68	$120	(a)	0.30%	to	1.75%		(a)
Invesco V.I. American Franchise Fund - Series I Shares
2014		686	$14.43	to	$55.13	$27,172	0.04%	0.00%	to	1.50%	6.83%	to	8.52%
2013		698	$13.50	to	$50.84	$26,065	0.42%	0.00%	to	1.50%	38.04%	to	40.13%
2012	04/27/2012	702	$9.77	to	$36.28	$19,755	(c)	0.00%	to	1.50%		(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)
Invesco V.I. Core Equity Fund - Series I Shares
2014		2,593	$12.43	to	$22.25	$39,632	0.86%	0.00%	to	1.95%	6.04%	to	8.16%
2013		2,807	$11.63	to	$20.68	$40,151	1.40%	0.00%	to	1.95%	26.73%	to	29.22%
2012		3,096	$9.11	to	$16.08	$34,682	0.97%	0.00%	to	1.95%	11.59%	to	13.87%
2011		3,494	$8.08	to	$14.19	$34,790	0.97%	0.00%	to	1.95%	-2.01%
2010		3,820	$8.17	to	$14.12	$38,408	0.94%	0.00%	to	1.95%	7.44%	to	9.68%
Alger Capital Appreciation Fund - Class A
2014		64	$20.24	to	$21.20	$1,335	-	0.20%	to	1.15%	11.91%	to	12.55%
2013		39	$18.13	to	$18.75	$723	-	0.25%	to	1.10%	34.20%	to	34.60%
2012	05/01/2012	35	$13.55	to	$13.93	$492	(c)	0.25%	to	1.20%		(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)
Alger Green Fund - Class A
2014		181	$12.85	to	$22.00	$3,775	-	0.00%	to	1.50%	3.22%	to	4.81%
2013		209	$12.42	to	$20.99	$4,212	-	0.00%	to	1.50%	32.75%	to	34.72%
2012		135	$9.35	to	$15.58	$2,030	0.16%	0.00%	to	1.50%	13.20%	to	14.90%
2011		123	$8.25	to	$13.56	$1,622	-	0.00%	to	1.50%	-6.66%	to	-5.24%
2010		114	$8.90	to	$14.36	$1,614	-	0.00%	to	1.50%	7.97%	to	9.57%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
AllianceBernstein Growth and Income Fund - Class A
2014		11	$18.09	to	$18.90	$201	1.04%	0.70%	to	1.10%	7.61%	to	7.97%
2013		11	$16.81	to	$17.66	$183	0.52%	0.60%	to	1.10%	32.89%	to	33.48%
2012		16	$12.65	to	$13.23	$201	1.07%	0.60%	to	1.10%	16.16%	to	16.87%
2011		16	$10.71	to	$11.32	$172	1.10%	0.60%	to	1.30%	4.18%	to	4.91%
2010		18	$10.14	to	$10.79	$191	0.52%	0.60%	to	1.50%	11.39%	to	12.40%
AllianceBernstein Growth and Income Portfolio - Class A
2014		23	$19.21	to	$19.41	$443	1.43%	1.15%	to	1.25%	8.16%	to	8.25%
2013		38	$17.76	to	$17.93	$674	1.04%	1.15%	to	1.25%	33.23%	to	33.41%
2012		36	$13.33	to	$13.44	$476	1.69%	1.15%	to	1.25%	16.11%	to	16.16%
2011		41	$11.48	to	$11.57	$473	1.29%	1.15%	to	1.25%	5.03%	to	5.18%
2010		42	$10.93	to	$11.11	$457	-	1.00%	to	1.25%	11.64%	to	12.00%
AllianzGI NFJ Dividend Value Fund - Class A
2014		12	$21.76	to	$22.13	$261	1.97%	0.70%	to	1.00%	8.53%	to	8.85%
2013		12	$20.05	to	$20.33	$246	2.21%	0.70%	to	1.00%	27.38%	to	27.78%
2012		13	$15.74	to	$15.91	$206	2.60%	0.70%	to	1.00%		12.83%
2011		13	$13.95	to	$14.03	$179	2.29%	0.80%	to	1.00%		2.05%
2010		19	$13.67	to	$13.74	$258	3.06%	0.70%	to	1.00%		11.96%
AllianzGI NFJ Large-Cap Value Fund - Institutional Class
2014		2		$13.12		$27	3.85%		0.80%			10.72%
2013		2		$11.85		$25	3.33%		0.80%			31.67%
2012		4		$9.00		$35	2.58%		0.80%			13.21%
2011		374	$7.95	to	$8.19	$3,063	2.91%	0.00%	to	0.80%	1.02%	to	1.87%
2010		234	$7.78	to	$8.04	$1,879	2.62%	0.00%	to	1.25%	11.30%	to	12.76%
AllianzGI NFJ Small-Cap Value Fund - Class A
2014		21	$24.04	to	$27.25	$548	2.47%	0.50%	to	1.65%	-0.04%	to	1.04%
2013		23	$24.05	to	$26.82	$584	1.22%	0.55%	to	1.65%	29.37%	to	30.83%
2012		20	$18.59	to	$20.50	$400	1.26%	0.55%	to	1.65%	8.52%	to	9.74%
2011		22	$17.13	to	$18.68	$395	1.51%	0.55%	to	1.65%	0.47%	to	1.52%
2010		22	$17.05	to	$18.40	$398	1.04%	0.55%	to	1.65%	22.84%	to	24.05%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Amana Growth Fund - Investor Class
2014		2,369	$15.70	to	$21.91	$42,462	0.36%	0.00%	to	1.65%	12.13%	to	14.07%
2013		2,537	$13.97	to	$19.22	$39,761	0.61%	0.00%	to	1.65%	20.84%	to	22.89%
2012		2,780	$11.55	to	$15.64	$35,389	0.28%	0.00%	to	1.65%	9.54%	to	11.18%
2011		2,411	$10.54	to	$14.07	$27,822	0.10%	0.00%	to	1.60%	-3.30%	to	-1.81%
2010		1,503	$10.90	to	$14.33	$18,000	0.03%	0.00%	to	1.65%	14.12%	to	47.13%
Amana Income Fund - Investor Class
2014		4,115	$16.20	to	$21.19	$74,812	1.56%	0.00%	to	1.60%	7.50%	to	9.12%
2013		4,314	$15.07	to	$19.47	$72,426	1.58%	0.00%	to	1.65%	27.55%	to	29.71%
2012		3,978	$11.79	to	$15.12	$51,965	1.71%	0.00%	to	1.65%	-9.31%	to	9.67%
2011		3,336	$10.92	to	$13.94	$40,417	1.63%	0.00%	to	1.50%	0.45%	to	1.99%
2010		2,466	$10.87	to	$13.81	$29,407	1.54%	0.00%	to	1.55%	10.51%	to	35.39%
American Balanced Fund® - Class R-3
2014		383	$17.09	to	$20.24	$7,317	1.19%	0.00%	to	1.55%	6.81%	to	8.53%
2013		415	$16.00	to	$18.65	$7,353	1.39%	0.00%	to	1.55%	19.49%	to	21.34%
2012		396	$13.39	to	$15.37	$5,771	1.67%	0.00%	to	1.55%	12.05%	to	13.85%
2011		446	$11.95	to	$13.50	$5,726	1.88%	0.00%	to	1.55%	1.96%	to	3.45%
2010		497	$11.72	to	$13.05	$6,178	1.82%	0.00%	to	1.55%	11.01%	to	12.69%
American Beacon Small Cap Value Fund - Investor Class
2014	05/16/2014	6	$10.60	to	$10.61	$64	(e)	0.95%	to	1.00%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
American Century Investments® Inflation-Adjusted Bond Fund - Investor Class
2014		2,408	$9.85	to	$12.79	$29,023	1.48%	0.00%	to	1.90%	0.70%	to	2.65%
2013		2,767	$11.41	to	$12.46	$32,860	1.18%	0.00%	to	1.90%	-10.79%	to	-9.12%
2012		4,134	$12.79	to	$13.71	$54,588	2.39%	0.00%	to	1.90%	4.66%	to	6.69%
2011		3,484	$12.22	to	$12.85	$43,588	3.98%	0.00%	to	1.90%	10.89%	to	13.02%
2010		1,607	$11.02	to	$11.37	$17,967	2.49%	0.00%	to	1.90%	3.75%	to	5.47%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
American Century Investments® Income & Growth Fund - A Class
2014		636	$17.09	to	$55.06	$10,906	1.87%	0.75%	to	1.20%	10.90%	to	11.39%
2013		624	$15.41	to	$49.43	$9,649	2.07%	0.75%	to	1.20%	33.77%	to	34.36%
2012		552	$11.52	to	$36.79	$6,374	1.95%	0.75%	to	1.10%	13.05%	to	13.17%
2011		523	$10.19	to	$31.52	$5,331	1.36%		1.00%		1.70%	to	1.71%
2010		509	$10.02	to	$30.99	$5,100	1.15%		1.00%		12.69%	to	12.71%
Fundamental InvestorsSM - Class R-3
2014		149	$13.59	to	$15.06	$2,170	0.68%	0.00%	to	1.55%	6.92%	to	8.50%
2013		143	$12.71	to	$13.88	$1,936	1.15%	0.00%	to	1.55%	29.04%	to	31.07%
2012		116	$9.85	to	$10.59	$1,203	1.05%	0.00%	to	1.55%	14.94%	to	16.89%
2011		123	$8.57	to	$9.06	$1,093	1.48%	0.00%	to	1.55%	-3.71%	to	-2.27%
2010		87	$8.90	to	$9.27	$793	1.08%	0.00%	to	1.55%	12.17%	to	13.42%
Fundamental InvestorsSM - Class R-4
2014		4,638	$13.91	to	$15.37	$67,392	1.07%	0.00%	to	1.50%	7.25%	to	8.93%
2013		3,811	$12.97	to	$14.11	$51,196	1.37%	0.00%	to	1.50%	29.57%	to	31.50%
2012		3,619	$10.01	to	$10.73	$37,284	1.30%	0.00%	to	1.50%	15.32%	to	17.01%
2011		3,649	$8.68	to	$9.17	$32,351	1.71%	0.00%	to	1.50%	-3.34%	to	-1.93%
2010		3,501	$8.98	to	$9.35	$31,928	1.44%	0.00%	to	1.50%	12.25%	to	14.02%
American Funds American Mutual Fund® - Class R-4
2014		127	$16.21	to	$17.16	$2,154	1.97%	0.00%	to	1.40%	11.00%	to	12.60%
2013		59	$14.60	to	$15.24	$888	1.90%	0.00%	to	1.40%	26.08%	to	26.92%
2012		5	$11.58	to	$11.74	$61	2.99%	0.75%	to	1.40%	10.60%	to	11.39%
2011	07/21/2011	1	$10.47	to	$10.54	$6	(b)	0.75%	to	1.40%		(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
Ariel Appreciation Fund - Investor Class
2014		30	$20.37	to	$23.47	$697	0.70%	0.60%	to	1.90%	6.09%	to	7.46%
2013		35	$19.20	to	$21.84	$740	0.75%	0.60%	to	1.90%	43.50%	to	45.41%
2012		59	$13.38	to	$15.02	$866	0.91%	0.60%	to	1.90%	17.06%	to	18.64%
2011		55	$11.43	to	$12.66	$679	0.40%	0.60%	to	1.90%	-9.07%	to	-8.08%
2010		62	$12.40	to	$13.61	$833	-	0.75%	to	2.10%	17.20%	to	18.76%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Ariel Fund - Investor Class
2014		590	$18.58	to	$30.44	$11,912	0.60%	0.00%	to	1.90%	8.90%	to	10.91%
2013		571	$17.00	to	$27.52	$10,567	0.82%	0.00%	to	1.90%	41.91%	to	44.72%
2012		258	$11.93	to	$18.86	$3,328	0.97%	0.00%	to	1.90%	18.22%	to	20.37%
2011		286	$10.06	to	$15.99	$3,064	0.25%	0.00%	to	1.70%	-12.80%	to	-11.35%
2010		202	$11.52	to	$17.82	$2,518	-	0.00%	to	2.10%	23.35%	to	25.12%
Artisan International Fund - Investor Shares
2014		1,146	$10.83	to	$19.47	$13,092	0.84%	0.00%	to	1.50%	-2.49%	to	-0.99%
2013		885	$11.10	to	$19.92	$10,284	1.14%	0.00%	to	1.50%	23.33%	to	25.18%
2012		537	$9.00	to	$15.91	$5,043	1.43%	0.00%	to	1.50%	23.46%	to	25.32%
2011		354	$7.29	to	$12.80	$2,674	1.43%	0.00%	to	1.50%	-8.65%	to	-7.23%
2010		306	$7.98	to	$13.98	$2,510	0.92%	0.00%	to	1.50%	4.44%	to	5.87%
Aston/Fairpointe Mid Cap Fund - Class N
2014		2,535	$15.45	to	$20.37	$47,419	0.11%	0.00%	to	1.50%	8.08%	to	9.69%
2013		1,924	$14.21	to	$18.57	$33,435	-	0.00%	to	1.50%	42.35%	to	44.51%
2012		712	$9.93	to	$12.85	$8,892	1.09%	0.00%	to	1.50%	14.67%	to	16.39%
2011		512	$10.77	to	$11.04	$5,556	0.24%	0.00%	to	1.50%	-7.87%	to	-6.79%
2010	05/24/2010	249	$11.69	to	$11.79	$2,925	(a)	0.25%	to	1.50%		(a)
BlackRock Equity Dividend Fund - Investor A Shares
2014		92	$17.57	to	$18.96	$1,697	1.66%	0.10%	to	1.65%	7.26%	to	8.97%
2013		84	$16.38	to	$17.40	$1,434	1.80%	0.10%	to	1.65%	22.33%	to	24.20%
2012		74	$13.39	to	$14.01	$1,014	2.40%	0.10%	to	1.65%	10.52%	to	11.69%
2011		39	$12.26	to	$12.49	$487	2.09%	0.25%	to	1.25%		4.75%
2010	07/19/2010	15		$11.80		$183	(a)		0.80%			(a)
BlackRock Mid Cap Value Opportunities Fund - Institutional Shares
2014	08/05/2014	2	$10.24	to	$10.30	$21	(e)	0.40%	to	1.40%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
BlackRock Mid Cap Value Opportunities Fund - Investor A Shares
2014		689	$23.40	to	$25.47	$16,783	0.49%	0.00%	to	1.50%	4.79%	to	6.39%
2013		696	$22.33	to	$23.94	$16,116	0.56%	0.00%	to	1.50%	31.35%	to	33.30%
2012		556	$17.00	to	$17.96	$9,764	0.37%	0.00%	to	1.50%	11.48%	to	13.17%
2011		478	$15.25	to	$15.91	$7,480	0.42%	0.00%	to	1.50%	-2.06%	to	-0.56%
2010		285	$15.57	to	$16.16	$4,516	-	0.00%	to	1.50%	24.01%	to	25.18%
Bond Fund of AmericaSM - Class R-4
2014		789	$11.40	to	$12.60	$9,317	2.09%	0.00%	to	1.50%	3.92%	to	5.53%
2013		819	$10.97	to	$11.94	$9,244	2.35%	0.00%	to	1.50%	-3.43%	to	-1.97%
2012		942	$11.36	to	$12.18	$10,954	2.62%	0.00%	to	1.50%	4.32%	to	5.91%
2011		831	$10.89	to	$11.50	$9,219	3.28%	0.00%	to	1.50%	4.91%	to	6.48%
2010		780	$10.38	to	$10.80	$8,210	4.03%	0.00%	to	1.50%	5.70%	to	7.25%
Calvert VP SRI Balanced Portfolio
2014		1,780	$13.52	to	$44.87	$53,491	1.54%	0.00%	to	1.50%	7.95%	to	9.60%
2013		1,917	$12.44	to	$41.44	$52,700	1.06%	0.00%	to	1.50%	16.21%	to	18.04%
2012		1,973	$10.64	to	$35.53	$46,174	1.25%	0.00%	to	1.50%	8.85%	to	10.41%
2011		2,054	$9.72	to	$32.50	$44,041	1.30%	0.00%	to	1.50%	2.98%	to	4.61%
2010		2,182	$9.38	to	$31.39	$45,223	1.41%	0.00%	to	1.50%	10.42%	to	12.09%
Capital World Growth & Income FundSM - Class R-3
2014		41	$18.22	to	$19.56	$775	2.05%	0.00%	to	1.25%	2.36%	to	3.66%
2013		37	$17.80	to	$18.87	$685	2.17%	0.00%	to	1.25%	22.93%	to	24.55%
2012		35	$14.48	to	$15.15	$513	2.16%	0.00%	to	1.25%	17.34%	to	18.52%
2011		33	$12.34	to	$12.69	$415	2.06%	0.20%	to	1.25%	-9.00%	to	-8.04%
2010		27	$13.56	to	$13.80	$363	2.65%	0.20%	to	1.25%	6.85%	to	6.85%
Cohen & Steers Realty Shares, Inc.
2014		469	$14.01	to	$14.81	$6,678	2.44%	0.00%	to	1.50%	28.18%	to	30.26%
2013		220	$10.93	to	$11.37	$2,434	2.76%	0.00%	to	1.50%	1.58%	to	3.08%
2012		197	$10.76	to	$11.03	$2,138	2.49%	0.00%	to	1.50%	13.98%	to	15.46%
2011	05/13/2011	71	$9.44	to	$9.52	$677	(b)	0.25%	to	1.50%		(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
ColumbiaSM Acorn® Fund - Class A Shares
2014		5	$18.64	to	$18.92	$100	-	0.70%	to	1.00%	-0.48%	to	-0.26%
2013		5	$18.40	to	$18.88	$103	-	0.80%	to	1.45%	28.67%	to	29.39%
2012		6	$14.30	to	$14.53	$85	-	0.90%	to	1.45%	15.88%	to	16.52%
2011		6	$12.34	to	$12.47	$69	-	0.90%	to	1.45%		-5.98%
2010	08/06/2010	1	$13.20	to	$13.23	$9	(a)	0.95%	to	1.15%		(a)
ColumbiaSM Acorn® Fund - Class Z Shares
2014		4		$15.35		$58	-		1.25%			-0.45%
2013		4		$15.42		$54	-		1.25%			29.25%
2012		3		$11.93		$39	-		1.25%			16.50%
2011		1,012	$10.24	to	$10.72	$10,848	0.32%	0.00%	to	1.25%	-5.80%	to	-4.63%
2010		631	$10.87	to	$11.24	$7,095	0.17%	0.00%	to	1.25%	24.37%	to	26.01%
Columbia Mid Cap Value Fund - Class A Shares
2014		656	$14.97	to	$16.82	$10,416	0.50%	0.00%	to	1.75%	10.20%	to	11.72%
2013		419	$13.72	to	$14.89	$5,980	0.40%	0.15%	to	1.60%	32.95%	to	34.88%
2012		388	$10.32	to	$10.98	$4,121	0.76%	0.25%	to	1.60%	14.67%	to	16.22%
2011		413	$9.00	to	$9.45	$3,805	0.57%	0.25%	to	1.60%	-5.74%	to	-4.55%
2010		399	$9.54	to	$9.90	$3,877	1.20%	0.25%	to	1.65%	21.09%	to	22.68%
Columbia Mid Cap Value Fund - Class Z Shares
2014		-		$16.23		$2	-		0.80%			11.47%
2013		-		$14.56		$2	-		0.80%			34.32%
2012		-		$10.84		$1	0.75%		0.80%			15.94%
2011		557	$9.35	to	$9.63	$5,363	1.04%	0.00%	to	0.80%	-4.79%	to	-3.99%
2010		273	$9.82	to	$10.03	$2,739	1.48%	0.00%	to	0.80%	22.14%	to	23.22%
CRM Mid Cap Value Fund - Investor Shares
2014		13	$20.38	to	$21.75	$288	0.67%	0.40%	to	1.55%	4.22%	to	5.01%
2013		15	$19.53	to	$20.60	$313	0.37%	0.45%	to	1.60%	30.99%	to	32.48%
2012		15	$14.83	to	$15.55	$232	0.89%	0.45%	to	1.75%	15.93%	to	17.09%
2011		16	$12.93	to	$13.28	$216	0.46%	0.45%	to	1.45%	-8.33%	to	-7.59%
2010		16	$14.11	to	$14.37	$223	0.68%	0.45%	to	1.55%	17.78%	to	18.08%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Davis Financial Fund - Class Y
2014	08/28/2014	-		$10.48		-	(e)		0.95%			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
Delaware Diversified Income Fund - Class A
2014		434		$10.27		$4,462	3.65%		0.95%			4.16%
2013		191		$9.86		$1,887	4.09%		0.95%			-2.38%
2012	09/14/2012	79		$10.10		$801	(c)		0.95%			(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)
Delaware Small Cap Value Fund - Class A
2014		55	$12.49	to	$12.73	$692	0.50%	0.25%	to	1.40%	4.07%	to	5.12%
2013	05/10/2013	9	$12.03	to	$12.11	$109	(d)	0.25%	to	1.25%		(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
2011		(d)		(d)		(d)	(d)		(d)			(d)
2010		(d)		(d)		(d)	(d)		(d)			(d)
Deutsche Small Cap Growth Fund - Class S
2014	08/15/2014	2	$10.98	to	$11.00	$24	(e)	1.05%	to	1.40%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
Dodge & Cox International Stock Fund
2014		27	$13.95	to	$14.98	$393	2.33%	0.50%	to	1.95%	-1.90%	to	-0.47%
2013		26	$14.22	to	$15.05	$380	1.99%	0.50%	to	1.95%	23.87%	to	25.42%
2012		19	$11.48	to	$11.88	$224	2.78%	0.75%	to	1.95%	18.85%	to	20.12%
2011		14	$9.69	to	$9.89	$136	(f)	0.75%	to	1.85%		(f)
2010	10/18/2010	-		$11.80		$4	(a)		1.35%			(a)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Dodge & Cox Stock Fund
2014		15	$19.45	to	$20.73	$302	1.86%	0.50%	to	1.80%	8.46%	to	9.86%
2013		7	$17.93	to	$18.87	$128	1.28%	0.50%	to	1.80%		38.03%
2012		2	$12.99	to	$13.16	$28	(f)	1.35%	to	1.80%		(f)
2011	01/10/2011	2	$10.86	to	$10.98	$24	(b)	1.15%	to	1.70%		(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
Deutsche Equity 500 Index Fund - Class S
2014		33		$22.89		$746	1.83%		1.00%			12.15%
2013		33		$20.41		$676	1.89%		1.00%			30.67%
2012		31		$15.62		$491	2.02%		1.00%			14.43%
2011		29		$13.65		$400	1.86%		1.00%			0.89%
2010		26		$13.53		$351	1.67%		1.00%			13.79%
Eaton Vance Large-Cap Value Fund - Class R Shares
2014		5	$19.91	to	$20.89	$93	0.89%	0.20%	to	1.05%	9.52%	to	10.47%
2013		7	$18.18	to	$18.91	$131	0.87%	0.20%	to	1.05%	28.16%	to	28.73%
2012		7	$14.13	to	$14.69	$98	1.39%	0.20%	to	1.25%	14.04%	to	15.31%
2011		4	$12.29	to	$12.74	$46	2.38%	0.20%	to	1.55%	-5.26%	to	-4.93%
2010		3	$13.20	to	$13.40	$38	-	0.20%	to	1.10%	9.09%	to	9.17%
EuroPacific Growth Fund® - Class R-3
2014		349	$18.22	to	$21.58	$7,100	0.95%	0.00%	to	1.55%	-4.46%	to	-2.92%
2013		410	$19.07	to	$22.23	$8,662	0.65%	0.00%	to	1.55%	18.01%	to	19.77%
2012		494	$16.16	to	$18.56	$8,750	1.35%	0.00%	to	1.55%	17.02%	to	18.90%
2011		649	$13.81	to	$15.61	$9,736	1.18%	0.00%	to	1.55%	-15.17%	to	-13.85%
2010		742	$16.06	to	$18.12	$12,954	1.19%	0.00%	to	1.75%	7.21%	to	9.09%
EuroPacific Growth Fund® - Class R-4
2014		15,222	$10.24	to	$22.06	$295,528	1.33%	0.00%	to	1.50%	-4.13%	to	-2.61%
2013		15,518	$10.61	to	$22.67	$314,660	1.02%	0.00%	to	1.50%	18.42%	to	20.50%
2012		15,728	$8.91	to	$18.86	$268,614	1.82%	0.00%	to	1.50%	17.44%	to	19.23%
2011		16,297	$7.54	to	$15.82	$235,342	1.54%	0.00%	to	1.50%	-14.91%	to	-13.60%
2010		16,595	$8.81	to	$18.31	$279,835	1.48%	0.00%	to	1.50%	7.74%	to	9.40%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Fidelity Advisor® New Insights Fund - Institutional Class
2014		51	$10.87	to	$20.27	$934	0.24%	0.40%	to	1.95%	7.38%	to	9.10%
2013		40	$17.49	to	$18.58	$729	-	0.40%	to	1.95%	30.13%	to	32.15%
2012		34	$13.44	to	$14.06	$465	-	0.40%	to	1.95%	14.15%	to	15.72%
2011		22	$11.82	to	$12.15	$259	(f)	0.40%	to	1.85%		(f)
2010	08/12/2010	3	$12.21	to	$12.24	$38	(a)	0.90%	to	1.15%		(a)
Fidelity® VIP Equity-Income Portfolio - Initial Class
2014		9,616	$12.83	to	$44.27	$301,864	2.80%	0.00%	to	1.95%	6.58%	to	8.75%
2013		10,575	$11.91	to	$41.19	$306,607	2.51%	0.00%	to	1.95%	25.63%	to	28.10%
2012		11,678	$9.38	to	$32.52	$264,552	3.11%	0.00%	to	1.95%	15.02%	to	17.37%
2011		13,226	$8.07	to	$28.04	$256,279	2.48%	0.00%	to	1.95%	-0.94%	to	1.01%
2010		14,409	$8.06	to	$28.09	$280,318	1.76%	0.00%	to	2.15%	12.73%	to	15.25%
Fidelity® VIP Growth Portfolio - Initial Class
2014		10,303	$13.57	to	$45.36	$292,498	0.19%	0.00%	to	1.75%	9.42%	to	11.34%
2013		10,711	$12.30	to	$41.23	$275,001	0.28%	0.00%	to	1.75%	33.95%	to	36.33%
2012		11,796	$9.10	to	$30.59	$225,077	0.62%	0.00%	to	1.75%	12.69%	to	14.70%
2011		12,717	$8.01	to	$26.98	$214,512	0.38%	0.00%	to	1.80%	-1.49%	to	0.18%
2010		13,207	$8.07	to	$27.24	$225,726	0.34%	0.00%	to	1.85%	21.91%	to	24.36%
Fidelity® VIP High Income Portfolio - Initial Class
2014		812	$14.94	to	$15.85	$12,151	6.10%	0.95%	to	1.50%	-0.38%	to	0.20%
2013		759	$14.91	to	$15.91	$11,354	5.55%	0.95%	to	1.50%	4.40%	to	5.00%
2012		852	$14.20	to	$15.24	$12,167	6.21%	0.95%	to	1.50%	12.56%	to	13.15%
2011		770	$12.55	to	$13.54	$9,729	6.80%	0.95%	to	1.50%	2.42%	to	3.04%
2010		812	$12.18	to	$13.22	$9,957	7.77%	0.95%	to	1.50%	12.13%	to	12.78%
Fidelity® VIP Overseas Portfolio - Initial Class
2014		1,667	$8.96	to	$24.80	$29,883	1.30%	0.00%	to	1.50%	-9.46%	to	-8.07%
2013		1,864	$9.83	to	$27.07	$36,312	1.36%	0.00%	to	1.50%	28.47%	to	30.42%
2012		1,924	$7.61	to	$20.76	$29,379	1.91%	0.00%	to	1.50%	18.92%	to	20.83%
2011		2,181	$6.36	to	$17.19	$27,985	1.44%	0.00%	to	1.50%	-18.39%	to	-17.16%
2010		2,316	$7.74	to	$20.75	$36,340	1.31%	0.00%	to	1.50%	11.42%	to	13.20%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Fidelity® VIP Contrafund® Portfolio - Initial Class
2014		32,591	$14.21	to	$60.97	1,379,550	0.95%	0.00%	to	1.95%	9.83%	to	12.30%
2013		34,517	$12.81	to	$54.32	1,320,713	1.07%	0.00%	to	1.95%	28.75%	to	31.32%
2012		36,247	$9.84	to	$41.86	1,085,469	1.39%	0.00%	to	1.95%	14.15%	to	16.42%
2011		37,831	$8.53	to	$36.35	988,331	1.03%	0.00%	to	1.95%	-4.39%	to	-2.54%
2010		38,963	$8.83	to	$37.67	1,058,819	1.19%	0.00%	to	2.15%	14.74%	to	17.37%
Fidelity® VIP Index 500 Portfolio - Initial Class
2014		3,986	$44.11	to	$44.18	176,091	1.67%	0.95%	to	1.20%	12.22%	to	12.50%
2013		3,904	$39.21	to	$39.37	153,676	1.96%	0.95%	to	1.20%	30.71%	to	31.01%
2012		3,845	$29.93	to	$30.12	115,759	2.20%	0.95%	to	1.10%	14.66%	to	14.81%
2011		3,936	$26.07	to	$26.27	103,342	1.98%	0.95%	to	1.00%	1.04%	to	1.09%
2010		4,089	$25.79	to	$26.00	106,249	1.90%	0.95%	to	1.00%	13.84%	to	13.91%
Fidelity® VIP Mid Cap Portfolio - Initial Class
2014		1,283		$22.96		29,464	0.26%		-			6.30%
2013		1,290		$21.60		27,855	0.52%		-			36.19%
2012		1,299		$15.86		20,599	0.66%		-			14.84%
2011		1,311		$13.81		18,110	0.26%		-			-10.61%
2010		1,329		$15.45		20,531	0.39%		-			28.86%
Fidelity® VIP Asset Manager Portfolio - Initial Class
2014		759	$29.83	to	$29.88	22,661	1.50%	0.95%	to	1.20%	4.59%	to	4.81%
2013		814	$28.46	to	$28.57	23,250	1.53%	0.95%	to	1.20%	14.33%	to	14.62%
2012		905	$24.83	to	$24.99	22,592	1.59%	0.95%	to	1.10%	11.26%	to	11.40%
2011		930	$22.29	to	$22.46	20,844	2.01%	0.95%	to	1.00%	-3.52%	to	-3.46%
2010		947	$23.09	to	$23.28	22,008	1.67%	0.95%	to	1.00%	13.12%	to	13.19%
Franklin Mutual Global Discovery Fund - Class R
2014		108	$13.50	to	$25.31	2,593	1.88%	0.10%	to	1.55%	3.20%	to	4.55%
2013		113	$13.03	to	$24.06	2,610	1.27%	0.15%	to	1.55%	23.10%	to	24.86%
2012		131	$10.55	to	$19.27	2,419	1.30%	0.15%	to	1.55%	11.32%	to	12.89%
2011		171	$15.28	to	$17.07	2,800	1.26%	0.15%	to	1.55%	-4.68%	to	-3.42%
2010		228	$15.81	to	$17.53	3,888	1.60%	0.25%	to	1.75%	8.96%	to	10.53%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Franklin Biotechnology Discovery Fund - Advisor Class
2014	09/10/2014	7	$10.88	to	$14.12	$97	(e)	0.95%	to	1.25%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
Franklin Natural Resources Fund - Advisor Class
2014	08/27/2014	-	$7.30	to	$7.31	$3	(e)	1.15%	to	1.40%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
Franklin Small-Mid Cap Growth Fund - Class A
2014		14	$20.69	to	$23.71	$306	-	0.20%	to	1.45%	5.99%	to	7.29%
2013		36	$18.95	to	$22.10	$759	-	0.20%	to	1.75%	36.60%	to	38.30%
2012		36	$14.29	to	$15.98	$553	-	0.20%	to	1.45%	9.17%	to	10.59%
2011		49	$12.78	to	$14.45	$673	-	0.20%	to	1.75%	-6.58%	to	-5.57%
2010		47	$13.68	to	$15.12	$681	-	0.30%	to	1.75%	26.20%	to	28.04%
Franklin Small Cap Value VIP Fund - Class 2
2014		4,562	$15.55	to	$33.03	$132,108	0.62%	0.00%	to	1.75%	-1.18%	to	0.87%
2013		4,953	$15.61	to	$32.84	$144,001	1.30%	0.00%	to	1.75%	33.84%	to	36.21%
2012		5,113	$11.56	to	$24.11	$110,112	0.79%	0.00%	to	1.75%	16.34%	to	18.42%
2011		5,934	$9.85	to	$20.36	$109,148	0.70%	0.00%	to	1.75%	-5.40%	to	-3.71%
2010		6,233	$10.33	to	$21.19	$119,932	0.74%	0.00%	to	1.95%	25.72%	to	28.24%
Goldman Sachs Growth Opportunities Fund - Class IR Shares
2014	08/27/2014	-	$11.28	to	$11.29	$3	(e)	1.10%	to	1.25%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Growth Fund of America® - Class R-3
2014		794	$16.46	to	$22.93	$16,720	0.03%	0.00%	to	1.55%	7.31%	to	8.93%
2013		819	$15.26	to	$21.05	$15,914	0.03%	0.00%	to	1.55%	31.37%	to	33.40%
2012		847	$11.56	to	$15.78	$12,373	0.44%	0.00%	to	1.55%	18.35%	to	20.18%
2011		1,165	$9.71	to	$13.13	$14,365	0.34%	0.00%	to	1.55%	-6.60%	to	-5.13%
2010		1,342	$10.34	to	$13.84	$17,580	0.60%	0.00%	to	1.75%	9.96%	to	11.97%
Growth Fund of America® - Class R-4
2014		17,901	$14.21	to	$23.65	$380,060	0.33%	0.00%	to	1.50%	7.64%	to	9.61%
2013		18,546	$13.12	to	$21.64	$363,914	0.33%	0.00%	to	1.50%	31.83%	to	33.83%
2012		19,382	$9.90	to	$16.17	$287,158	0.76%	0.00%	to	1.50%	18.73%	to	20.61%
2011		21,865	$8.28	to	$13.42	$271,700	0.64%	0.00%	to	1.50%	-6.27%	to	-4.82%
2010		23,779	$8.79	to	$14.10	$313,633	0.88%	0.00%	to	1.50%	10.63%	to	12.30%
The Hartford Capital Appreciation Fund - Class R4
2014		-		$17.34		-	-		0.65%			6.64%
2013		-		$16.26		-	-		0.65%			40.78%
2012		14		$11.55		$159	0.60%		0.65%			19.44%
2011		18		$9.67		$173	1.65%		0.65%			-15.77%
2010	07/19/2010	17		$11.48		$190	(a)		0.65%			(a)
The Hartford Dividend And Growth Fund - Class R4
2014		-		$18.23		$5	-		0.65%			11.64%
2013		-		$16.33		$4	3.02%		0.65%			30.12%
2012		21		$12.55		$261	1.38%		0.65%			12.15%
2011		2		$11.19		$28	-		0.65%			0.27%
2010	06/29/2010	4		$11.16		$46	(a)		0.65%			(a)
Income Fund of America® - Class R-3
2014		134	$17.54	to	$20.77	$2,622	2.79%	0.00%	to	1.55%	6.37%	to	8.01%
2013		131	$16.49	to	$19.23	$2,392	3.02%	0.00%	to	1.55%	15.96%	to	17.76%
2012		129	$14.22	to	$16.33	$1,985	3.31%	0.00%	to	1.55%	10.00%	to	11.62%
2011		153	$13.10	to	$14.63	$2,121	3.64%	0.00%	to	1.40%	3.72%	to	5.18%
2010		147	$12.33	to	$13.91	$1,942	3.82%	0.00%	to	1.75%	9.70%	to	11.55%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Ivy Science and Technology Fund - Class Y
2014	08/15/2014	3	$10.84	to	$10.85	$31	(e)	0.95%	to	1.15%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
Janus Aspen Series Balanced Portfolio - Institutional Shares
2014		3	$32.95	to	$50.91	$147	2.00%	0.50%	to	1.40%	7.02%	to	7.96%
2013		3	$30.58	to	$47.51	$153	1.83%	0.50%	to	1.40%	18.46%	to	19.58%
2012		4	$25.63	to	$40.04	$174	3.08%	0.50%	to	1.40%	12.05%	to	13.05%
2011		4	$22.71	to	$35.79	$151	2.55%	0.40%	to	1.40%	0.23%	to	1.11%
2010		7	$22.50	to	$35.55	$242	2.78%	0.50%	to	1.40%	6.87%	to	7.87%
Janus Aspen Series Enterprise Portfolio - Institutional Shares
2014		6	$32.59	to	$51.62	$282	0.33%	0.45%	to	1.50%	10.84%	to	12.00%
2013		7	$29.17	to	$46.45	$326	0.29%	0.45%	to	1.50%	30.42%	to	31.81%
2012		11	$22.19	to	$35.53	$365	-	0.45%	to	1.50%	15.58%	to	16.74%
2011		11	$19.05	to	$30.67	$322	-	0.40%	to	1.50%	-2.91%	to	-1.84%
2010		12	$19.46	to	$31.51	$363	-	0.45%	to	1.50%	24.01%	to	25.27%
Janus Aspen Series Flexible Bond Portfolio - Institutional Shares
2014		1	$22.03	to	$32.21	$40	2.56%	0.50%	to	1.50%	3.38%	to	4.39%
2013		1	$21.24	to	$31.08	$38	5.13%	0.50%	to	1.50%	-1.62%	to	-0.62%
2012		1	$21.52	to	$31.52	$40	1.90%	0.50%	to	1.50%	6.72%	to	7.80%
2011		2	$20.09	to	$29.46	$65	7.63%	0.50%	to	1.50%	5.15%	to	6.19%
2010		3	$18.80	to	$27.94	$66	3.13%	0.50%	to	1.50%	6.38%	to	7.47%
Janus Aspen Series Global Research Portfolio - Institutional Shares
2014		4	$16.46	to	$31.40	$102	1.52%	0.45%	to	1.50%	5.87%	to	6.98%
2013		6	$15.43	to	$29.59	$161	1.35%	0.45%	to	1.50%	26.46%	to	27.83%
2012		6	$12.10	to	$23.33	$135	0.80%	0.45%	to	1.50%	18.33%	to	19.52%
2011		6	$10.15	to	$19.68	$114	0.72%	0.40%	to	1.50%	-15.03%	to	-14.08%
2010		8	$11.85	to	$23.10	$164	0.60%	0.45%	to	1.50%	14.08%	to	15.28%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Janus Aspen Series Janus Portfolio - Institutional Shares
2014		3	$14.52	to	$35.95	$82	-	0.50%	to	1.25%	11.61%	to	12.40%
2013		3	$12.96	to	$32.19	$78	1.35%	0.50%	to	1.25%	28.71%	to	29.67%
2012		4	$10.04	to	$24.98	$70	-	0.50%	to	1.40%	16.99%	to	18.06%
2011		4	$8.54	to	$21.31	$57	-	0.50%	to	1.40%	-6.62%	to	-5.81%
2010		5	$9.10	to	$22.41	$82	1.20%	0.50%	to	1.40%	12.89%	to	14.00%
JPMorgan Equity Income Fund - Select Class Shares
2014	08/11/2014	6	$11.00	to	$11.03	$68	(e)	0.95%	to	1.25%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
JPMorgan Government Bond Fund - Select Class Shares
2014		42		$10.02		$426	1.50%		0.95%			4.59%
2013		25		$9.58		$242	5.56%		0.95%			-4.58%
2012	11/05/2012	1		$10.04		$10	(c)		0.95%			(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)
Lazard Emerging Markets Equity Portfolio - Open Shares
2014		-		$11.72		-	(f)		0.70%			(f)
2013	09/25/2013	-		$12.30		-	(d)		0.80%			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
2011		(d)		(d)		(d)	(d)		(d)			(d)
2010		(d)		(d)		(d)	(d)		(d)			(d)
Lazard U.S. Mid Cap Equity Portfolio - Open Shares
2014		322	$12.32	to	$14.54	$4,184	0.22%	0.00%	to	1.50%	12.20%	to	13.95%
2013		339	$10.98	to	$12.76	$3,922	0.29%	0.00%	to	1.50%	30.71%	to	32.57%
2012		571	$8.40	to	$9.63	$5,049	0.07%	0.00%	to	1.50%	3.83%	to	5.48%
2011		452	$8.09	to	$9.13	$3,793	0.03%	0.00%	to	1.50%	-7.22%	to	-5.86%
2010		287	$8.72	to	$9.70	$2,566	0.86%	0.00%	to	1.50%	21.28%	to	23.10%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
ClearBridge Aggressive Growth Fund - Class I
2014	08/15/2014	9	$11.02	to	$11.10	$96	(e)	0.10%	to	1.25%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
LKCM Aquinas Growth Fund
2014		25		$13.87		$348	-		0.90%			0.36%
2013		30		$13.82		$411	-		0.90%			25.64%
2012		31		$11.00		$337	-		0.90%			9.45%
2011		29		$10.05		$291	-		0.90%			0.60%
2010		28	$9.99	to	$11.93	$316	-	0.90%	to	1.05%	15.32%	to	15.49%
Loomis Sayles Small Cap Value Fund - Retail Class
2014		813	$16.98	to	$18.76	$14,315	0.27%	0.00%	to	1.50%	3.47%	to	5.04%
2013		921	$16.41	to	$17.86	$15,591	0.02%	0.00%	to	1.50%	33.52%	to	35.61%
2012		838	$12.29	to	$13.17	$10,558	0.87%	0.00%	to	1.50%	14.33%	to	16.04%
2011		668	$10.75	to	$11.35	$7,314	-	0.00%	to	1.50%	-3.24%	to	-1.82%
2010		413	$11.11	to	$11.56	$4,646	0.50%	0.00%	to	1.50%	22.90%	to	24.70%
Loomis Sayles Limited Term Government and Agency Fund - Class Y
2014	05/19/2014	37	$9.99	to	$10.01	$373	(e)	0.95%	to	1.20%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
Loomis Sayles Value Fund - Class Y
2014	09/29/2014	-		$10.81		-	(e)		0.95%			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Lord Abbett Developing Growth Fund - Class A
2014		11	$23.92	to	$25.56	$274	-	0.20%	to	1.55%	1.97%	to	3.06%
2013		11	$23.49	to	$24.80	$259	-	0.20%	to	1.60%	54.74%	to	56.86%
2012		6	$15.18	to	$15.81	$93	-	0.20%	to	1.60%	8.85%	to	9.75%
2011		5	$13.96	to	$14.26	$77	-	0.55%	to	1.65%		-2.55%
2010	07/30/2010	1	$14.51	to	$14.57	$19	(a)	0.60%	to	1.05%		(a)
Lord Abbett Core Fixed Income Fund - Class A
2014		110	$11.05	to	$11.44	$1,258	0.15%	0.70%	to	1.45%	4.64%	to	5.03%
2013		4	$10.56	to	$10.78	$46	1.90%	0.90%	to	1.45%	-3.74%	to	-3.14%
2012		5	$10.97	to	$11.13	$59	1.80%	0.90%	to	1.45%	4.28%	to	4.90%
2011		5	$10.52	to	$10.61	$51	3.64%	0.90%	to	1.45%		3.93%
2010	8/6/2010	-		$10.17		$4	(a)		1.15%			(a)
Lord Abbett Mid Cap Stock Fund - Class A
2014		53	$19.01	to	$24.26	$1,155	0.46%	0.35%	to	1.65%	10.21%	to	11.22%
2013		50	$17.14	to	$21.96	$997	0.41%	0.35%	to	1.75%	28.44%	to	29.60%
2012		63	$13.75	to	$17.02	$960	0.52%	0.55%	to	1.45%	12.89%	to	13.91%
2011		102	$11.90	to	$15.01	$1,343	0.14%	0.55%	to	1.75%	-5.63%	to	-4.54%
2010		106	$12.61	to	$15.79	$1,451	0.40%	0.60%	to	1.75%	23.39%	to	24.77%
Lord Abbett Small Cap Value Fund - Class A
2014		47	$24.45	to	$27.41	$1,254	-	0.55%	to	1.60%	0.29%	to	1.33%
2013		55	$24.38	to	$27.05	$1,450	-	0.55%	to	1.60%	31.57%	to	32.92%
2012		60	$18.53	to	$20.35	$1,186	0.69%	0.55%	to	1.60%	8.81%	to	10.00%
2011		63	$17.03	to	$18.50	$1,138	-	0.55%	to	1.60%	-6.12%	to	-5.20%
2010		92	$18.14	to	$19.44	$1,751	-	0.60%	to	1.60%	24.25%	to	25.50%
Lord Abbett Fundamental Equity Fund - Class A
2014		14	$17.79	to	$19.05	$265	0.76%	0.20%	to	1.60%	5.27%	to	6.72%
2013		15	$16.90	to	$17.85	$264	0.47%	0.20%	to	1.60%	34.45%	to	36.36%
2012		12	$12.57	to	$13.09	$158	0.99%	0.20%	to	1.60%	9.52%	to	10.46%
2011	03/16/2011	4	$11.52	to	$11.85	$45	(b)	0.20%	to	1.65%		(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Lord Abbett Series Fund - Mid Cap Stock Portfolio - Class VC
2014		4,665	$13.77	to	$26.55	$104,586	0.43%	0.00%	to	1.50%	9.87%	to	11.50%
2013		5,161	$12.46	to	$24.10	$104,684	0.40%	0.00%	to	1.50%	28.34%	to	30.40%
2012		6,044	$9.65	to	$18.71	$95,534	0.67%	0.00%	to	1.50%	12.88%	to	14.55%
2011		6,523	$8.50	to	$16.51	$90,948	0.21%	0.00%	to	1.50%	-5.45%	to	-4.07%
2010		6,716	$8.93	to	$17.37	$98,339	0.38%	0.00%	to	1.50%	23.52%	to	25.52%
MainStay Large Cap Growth Fund - Class R3
2014		-		$20.77		$2	-		-			9.89%
2013		34		$18.90		$637	-		-			35.97%
2012	02/15/2012	31		$13.90		$424	(c)		-			(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)
Massachusetts Investors Growth Stock Fund - Class A
2014		34	$19.89	to	$22.42	$722	0.58%	0.25%	to	1.35%	10.25%	to	11.21%
2013		34	$17.90	to	$20.16	$660	0.44%	0.25%	to	1.45%	28.52%	to	29.37%
2012		49	$13.52	to	$15.05	$718	1.05%	0.60%	to	1.80%	15.41%	to	16.22%
2011		33	$12.20	to	$12.95	$428	0.50%	0.60%	to	1.35%	0.16%	to	0.55%
2010		29	$12.33	to	$12.81	$371	0.60%	0.65%	to	1.20%	12.81%	to	13.46%
Metropolitan West Total Return Bond Fund - Class M Shares
2014		1,039	$10.11	to	$10.32	$10,611	1.90%	0.25%	to	1.50%	4.53%	to	5.53%
2013	05/15/2013	358	$9.71	to	$9.77	$3,490	(d)	0.30%	to	1.25%		(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
2011		(d)		(d)		(d)	(d)		(d)			(d)
2010		(d)		(d)		(d)	(d)		(d)			(d)
MFS® New Discovery Fund - Class R3
2014	08/13/2014	-	$10.55	to	$10.57	$1	(e)	0.95%	to	1.20%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
MFS® International Value Fund - Class R3
2014	08/15/2014	1	$9.77	to	$9.78	$13	(e)	0.95%	to	1.20%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
Neuberger Berman Genesis Fund - Trust Class
2014		27	$17.09	to	$18.14	$473	-	0.35%	to	1.70%	-1.23%	to	-0.66%
2013		11	$17.41	to	$18.26	$198	0.68%	0.35%	to	1.75%	34.54%	to	36.37%
2012		7	$12.94	to	$13.39	$95	-	0.35%	to	1.75%		8.44%
2011	03/08/2011	5	$11.99	to	$12.15	$66	(b)	0.85%	to	1.80%		(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
Neuberger Berman Socially Responsive Fund - Trust Class
2014		786	$15.12	to	$18.09	$13,345	0.92%	0.00%	to	1.90%	8.18%	to	10.29%
2013		930	$13.84	to	$16.45	$14,445	1.19%	0.00%	to	1.90%	35.35%	to	37.90%
2012		779	$10.12	to	$11.95	$8,855	0.80%	0.00%	to	1.90%	8.70%	to	10.88%
2011		1,002	$9.22	to	$10.81	$10,377	0.73%	0.00%	to	1.90%	-4.81%	to	-3.07%
2010		660	$9.77	to	$11.18	$7,130	0.20%	0.00%	to	1.90%	20.44%	to	22.19%
New Perspective Fund® - Class R-3
2014		94	$20.24	to	$23.58	$2,112	0.22%	0.00%	to	1.40%	1.40%	to	2.83%
2013		110	$19.96	to	$22.93	$2,417	0.53%	0.00%	to	1.40%	24.67%	to	26.41%
2012		122	$15.94	to	$18.14	$2,123	0.61%	0.00%	to	1.45%	18.68%	to	20.37%
2011		236	$13.33	to	$15.07	$3,477	0.67%	0.00%	to	1.55%	-9.32%	to	-7.89%
2010		266	$14.70	to	$16.36	$4,250	0.76%	0.00%	to	1.55%	10.61%	to	12.36%
New Perspective Fund® - Class R-4
2014		5,427	$13.13	to	$24.79	$121,851	0.59%	0.00%	to	1.50%	1.68%	to	3.20%
2013		5,241	$12.84	to	$24.03	$114,954	0.86%	0.00%	to	1.50%	24.88%	to	26.81%
2012		5,050	$10.22	to	$18.95	$88,013	1.22%	0.00%	to	1.50%	18.94%	to	20.87%
2011		4,619	$8.77	to	$15.69	$67,062	1.04%	0.00%	to	1.50%	-8.98%	to	-7.65%
2010		4,588	$9.50	to	$16.99	$72,675	1.13%	0.00%	to	1.50%	11.05%	to	12.74%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
American Funds New World Fund® - Class R-4
2014	08/13/2014	3	$9.46	to	$9.53	$27	(e)	0.10%	to	1.25%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
Nuveen Global Infrastructure Fund - Class I
2014	05/15/2014	115	$10.45	to	$10.46	$1,197	(e)	1.00%	to	1.20%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
Nuveen U.S. Infrastructure Income Fund - Class I
2014	06/23/2014	10	$20.68	to	$20.75	$204	(e)	0.70%	to	1.25%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
Oppenheimer Capital Appreciation Fund - Class A
2014		6	$16.51	to	$17.35	$104	-	0.75%	to	1.20%	13.63%	to	14.22%
2013		7	$14.53	to	$15.42	$106	-	0.60%	to	1.20%	27.79%	to	28.50%
2012		44	$11.27	to	$12.00	$520	0.65%	0.60%	to	1.30%	12.14%	to	12.99%
2011		39	$10.05	to	$10.62	$400	0.23%	0.60%	to	1.30%	-2.80%	to	-2.12%
2010		43	$10.23	to	$10.85	$456	-	0.60%	to	1.45%	7.57%	to	8.50%
Oppenheimer Developing Markets Fund - Class A
2014		3,823	$11.43	to	$88.14	$249,694	0.27%	0.00%	to	1.75%	-6.45%	to	-4.51%
2013		4,033	$12.12	to	$92.59	$280,181	0.10%	0.00%	to	1.75%	6.49%	to	8.38%
2012		4,295	$11.29	to	$85.45	$275,812	0.41%	0.00%	to	1.75%	18.73%	to	20.87%
2011		4,737	$9.42	to	$70.71	$259,497	1.67%	0.00%	to	1.75%	-19.52%	to	-18.09%
2010		4,842	$11.61	to	$86.33	$325,715	0.15%	0.00%	to	1.95%	24.54%	to	26.97%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Oppenheimer Developing Markets Fund - Class Y
2014		3,459	$10.98	to	$11.31	$38,711	0.62%	0.00%	to	1.25%	-5.01%	to	-4.56%
2013		3,321	$11.78	to	$11.85	$39,124	0.46%	0.00%	to	0.45%	8.17%	to	8.62%
2012	09/04/2012	3,248	$10.89	to	$10.91	$35,375	(c)	0.00%	to	0.45%		(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)
Oppenheimer Gold & Special Minerals Fund - Class A
2014		4	$4.82	to	$5.20	$21	-	0.20%	to	1.75%	-16.75%	to	-15.58%
2013		3	$5.79	to	$6.16	$15	-	0.20%	to	1.75%	-48.60%	to	-47.88%
2012		1	$11.40	to	$11.82	$16	(f)	0.20%	to	1.45%		(f)
2011		1	$12.79	to	$12.89	$7	(f)	0.80%	to	1.20%		(f)
2010	07/26/2010	2		$17.52		$38	(a)		0.60%			(a)
Oppenheimer International Bond Fund - Class A
2014		5	$10.68	to	$11.13	$57	4.04%	0.70%	to	1.55%	-1.01%	to	-0.36%
2013		13	$10.79	to	$11.17	$141	3.72%	0.70%	to	1.60%	-5.57%	to	-4.86%
2012		11	$11.49	to	$11.74	$128	3.82%	0.70%	to	1.45%	9.22%	to	9.87%
2011		13	$10.50	to	$10.65	$134	6.49%	0.80%	to	1.55%	-1.77%	to	-1.12%
2010	07/14/2010	5	$10.71	to	$10.76	$52	(a)	0.85%	to	1.45%		(a)
Oppenheimer International Growth Fund - Class Y
2014	07/15/2014	1	$9.09	to	$9.11	$10	(e)	0.95%	to	1.20%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
Oppenheimer International Small Company Fund - Class Y
2014	08/01/2014	1	$9.75	to	$9.77	$12	(e)	0.95%	to	1.40%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Oppenheimer Discovery Mid Cap Growth Fund/VA
2014		2	$7.23	to	$14.61	$15	-	1.25%	to	1.50%	4.33%	to	4.43%
2013		4	$6.93	to	$13.99	$46	-	1.25%	to	1.50%	33.78%	to	34.26%
2012		5	$5.18	to	$10.42	$41	-	1.25%	to	1.50%	14.86%	to	15.01%
2011		2	$4.51	to	$9.06	$11	-	1.25%	to	1.50%	-0.44%	to	-0.11%
2010		3	$4.53	to	$9.07	$15	-	1.25%	to	1.50%	25.48%	to	25.80%
Oppenheimer Global Fund/VA
2014		7	$19.05	to	$36.29	$222	1.24%	0.50%	to	1.80%	0.47%	to	1.77%
2013		8	$18.96	to	$35.66	$261	1.23%	0.50%	to	1.80%	25.07%	to	26.68%
2012		9	$15.16	to	$28.15	$226	2.31%	0.50%	to	1.80%	19.09%	to	20.66%
2011		10	$12.73	to	$23.58	$207	1.23%	0.40%	to	1.80%	-9.97%	to	-8.76%
2010		12	$14.14	to	$25.57	$281	1.44%	0.50%	to	1.80%	13.94%	to	15.39%
Oppenheimer Global Strategic Income Fund/VA
2014		4	$20.62	to	$22.99	$98	4.06%	0.60%	to	1.25%	1.58%	to	2.22%
2013		5	$20.30	to	$22.49	$99	4.81%	0.60%	to	1.25%	-1.36%	to	-0.75%
2012		5	$20.58	to	$22.66	$109	5.58%	0.60%	to	1.25%	12.09%	to	12.85%
2011		5	$18.36	to	$20.08	$106	3.67%	0.60%	to	1.25%	-0.38%	to	0.25%
2010		6	$18.43	to	$20.15	$112	8.33%	0.55%	to	1.25%	13.56%	to	14.33%
Oppenheimer Main Street Fund®/VA
2014		5	$13.89	to	$15.92	$74	1.32%	1.25%	to	1.50%	9.03%	to	9.34%
2013		6	$12.74	to	$14.56	$77	1.39%	1.25%	to	1.50%	29.87%	to	30.12%
2012		7	$9.81	to	$11.19	$67	1.52%	1.25%	to	1.50%	15.14%	to	15.48%
2011		8	$8.52	to	$9.69	$65	1.44%	1.25%	to	1.50%	-1.50%	to	-1.32%
2010		8	$8.65	to	$9.82	$74	1.37%	1.25%	to	1.50%	14.27%	to	14.72%
Oppenheimer Main Street Small Cap Fund®/VA
2014		1,288	$17.15	to	$26.68	$28,354	0.86%	0.00%	to	1.50%	10.25%	to	12.00%
2013		1,167	$15.46	to	$24.07	$23,499	0.83%	0.00%	to	1.50%	38.93%	to	40.98%
2012		718	$11.06	to	$17.24	$10,845	0.60%	0.00%	to	1.50%	16.23%	to	18.00%
2011		711	$9.46	to	$14.76	$9,234	0.64%	0.00%	to	1.50%	-3.62%	to	-2.21%
2010		763	$9.76	to	$15.25	$10,224	0.59%	0.00%	to	1.50%	21.54%	to	23.33%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Parnassus Small Cap FundSM
2014	12/08/2014	-		$12.46		-	(e)		1.00%			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
Parnassus Core Equity FundSM - Investor Shares
2014		1,120	$15.11	to	$25.22	$17,371	1.75%	0.10%	to	1.35%	12.94%	to	14.18%
2013		547	$13.33	to	$22.01	$7,389	1.50%	0.15%	to	1.35%	32.23%	to	32.77%
2012		59	$10.04	to	$16.12	$622	3.31%	0.95%	to	1.35%	13.97%	to	14.33%
2011	09/28/2011	3		$14.03		$42	(b)		1.25%			(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
Pax World Balanced Fund - Individual Investor Class
2014		2,813	$12.20	to	$18.40	$44,918	0.87%	0.00%	to	1.50%	6.38%	to	7.98%
2013		3,309	$11.40	to	$17.04	$49,414	0.81%	0.00%	to	1.50%	14.64%	to	16.39%
2012		3,574	$9.88	to	$14.64	$46,306	1.59%	0.00%	to	1.50%	9.65%	to	11.29%
2011		4,035	$8.96	to	$13.16	$47,486	1.30%	0.00%	to	1.60%	-3.31%	to	-1.79%
2010		4,354	$9.21	to	$13.40	$52,720	1.48%	0.00%	to	1.65%	10.10%	to	11.85%
PIMCO CommodityRealReturn Strategy Fund® - Administrative Class
2014	06/30/2014	2	$7.36	to	$7.38	$14	(e)	0.95%	to	1.25%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
PIMCO Real Return Portfolio - Administrative Class
2014		8,463	$9.80	to	$16.72	$127,404	1.43%	0.00%	to	1.60%	1.43%	to	3.11%
2013		10,069	$12.89	to	$16.22	$148,758	1.37%	0.00%	to	1.65%	-10.68%	to	-9.22%
2012		16,021	$14.33	to	$17.87	$260,067	1.05%	0.00%	to	1.65%	7.10%	to	8.78%
2011		13,442	$13.30	to	$16.43	$201,912	5.14%	0.00%	to	1.60%	9.90%	to	11.69%
2010		11,633	$12.01	to	$14.71	$158,235	1.44%	0.00%	to	1.65%	6.40%	to	8.25%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Pioneer Equity Income Fund - Class Y Shares
2014		592		$14.25		$8,438	2.94%		0.95%			12.12%
2013		358		$12.71		$4,551	2.90%		0.95%			28.00%
2012	09/17/2012	111		$9.93		$1,099	(c)		0.95%			(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)
Pioneer High Yield Fund - Class A Shares
2014		112	$16.01	to	$18.96	$2,023	4.31%	0.20%	to	1.75%	-1.90%	to	-0.37%
2013		108	$16.32	to	$19.03	$1,966	4.83%	0.20%	to	1.75%	10.34%	to	12.07%
2012		133	$14.79	to	$16.98	$2,178	4.74%	0.20%	to	1.75%	12.99%	to	14.73%
2011		303	$13.09	to	$14.80	$4,359	5.30%	0.20%	to	1.75%	-3.47%	to	-1.92%
2010		338	$13.37	to	$15.09	$4,956	5.25%	0.20%	to	1.95%	15.26%	to	17.34%
Pioneer Strategic Income Fund - Class A Shares
2014		105	$12.15	to	$13.10	$1,354	3.84%	0.20%	to	1.75%	3.17%	to	4.38%
2013		110	$11.89	to	$12.55	$1,357	4.17%	0.20%	to	1.60%	-0.08%	to	1.29%
2012		124	$11.90	to	$12.39	$1,519	3.51%	0.20%	to	1.60%	10.11%	to	11.02%
2011	05/09/2011	22	$10.98	to	$11.16	$248	(b)	0.20%	to	1.05%		(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
Pioneer Emerging Markets VCT Portfolio - Class I
2014		1,392	$5.82	to	$7.98	$10,371	0.74%	0.00%	to	1.60%	-13.99%	to	-12.31%
2013		1,506	$6.71	to	$9.13	$12,937	1.12%	0.00%	to	1.60%	-3.52%	to	-1.93%
2012		1,799	$6.91	to	$9.31	$15,901	0.52%	0.00%	to	1.60%	10.18%	to	12.03%
2011		2,217	$6.23	to	$8.32	$17,672	0.28%	0.00%	to	1.60%	-24.59%	to	-23.35%
2010		2,736	$8.20	to	$10.86	$28,736	0.46%	0.00%	to	1.65%	14.02%	to	16.03%
Pioneer Equity Income VCT Portfolio - Class I
2014	10/06/2014	-		$21.36		$9	(e)		1.05%			(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Pioneer High Yield VCT Portfolio - Class I Shares
2014		1,311	$14.58	to	$19.47	$23,270	4.92%	0.00%	to	1.50%	-1.41%	to	0.07%
2013		1,731	$14.70	to	$19.47	$30,910	5.41%	0.00%	to	1.50%	10.38%	to	12.02%
2012		1,725	$13.24	to	$17.39	$27,738	9.42%	0.00%	to	1.50%	14.34%	to	16.06%
2011		1,673	$11.51	to	$14.89	$23,415	5.53%	0.00%	to	1.50%	-3.16%	to	-1.66%
2010		1,601	$11.81	to	$15.12	$22,990	5.40%	0.00%	to	1.50%	16.30%	to	18.06%
Prudential Jennison Utility Fund - Class Z
2014	08/14/2014	2	$9.91	to	$10.70	$23	(e)	0.95%	to	1.25%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
Columbia Diversified Equity Income Fund - Class K Shares
2014		789	$13.30	to	$14.70	$10,975	1.26%	0.00%	to	1.50%	10.10%	to	11.79%
2013		759	$12.08	to	$13.15	$9,524	1.54%	0.00%	to	1.50%	28.78%	to	30.85%
2012		742	$9.38	to	$10.05	$7,180	2.27%	0.00%	to	1.50%	13.29%	to	14.99%
2011		691	$8.28	to	$8.74	$5,863	1.73%	0.00%	to	1.50%	-6.44%	to	-5.10%
2010		592	$8.85	to	$9.21	$5,329	1.33%	0.00%	to	1.50%	14.49%	to	16.29%
Columbia Diversified Equity Income Fund - Class R4 Shares
2014		8	$13.99	to	$14.46	$114	(f)	0.10%	to	0.60%		(f)
2013		10	$12.65	to	$12.91	$122	1.90%	0.15%	to	0.50%		30.93%
2012		9	$9.56	to	$9.86	$88	2.56%	0.15%	to	0.80%	13.81%	to	14.65%
2011		8	$8.40	to	$8.60	$68	0.88%	0.15%	to	0.80%	-6.25%	to	-5.70%
2010		18	$8.96	to	$9.12	$160	1.02%	0.15%	to	0.80%	15.13%	to	15.17%
Royce Total Return Fund - K Class
2014		-		$17.99		$2	-		1.40%			-0.39%
2013		-		$18.06		$2	-		1.40%			30.40%
2012		-		$13.85		$1	(f)		1.40%			(f)
2011	11/30/2011	-		$12.31		-	(b)		1.30%			(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
SMALLCAP World Fund® - Class R-4
2014		872	$13.14	to	$14.52	$11,841	-	0.00%	to	1.50%	0.31%	to	1.82%
2013		902	$13.10	to	$14.26	$12,144	-	0.00%	to	1.50%	27.43%	to	29.40%
2012		755	$10.28	to	$11.02	$7,942	1.55%	0.00%	to	1.50%	20.23%	to	22.04%
2011		764	$8.55	to	$9.03	$6,672	0.38%	0.00%	to	1.50%	-15.60%	to	-14.33%
2010		681	$10.13	to	$10.54	$6,996	1.98%	0.00%	to	1.50%	23.09%	to	24.88%
T. Rowe Price Mid-Cap Value Fund - R Class
2014		41	$24.23	to	$26.87	$1,035	0.41%	0.00%	to	0.95%	9.05%	to	10.03%
2013		40	$21.36	to	$24.42	$928	0.23%	0.00%	to	1.35%	29.49%	to	30.42%
2012		44	$16.61	to	$18.49	$777	0.86%	0.10%	to	1.30%	17.39%	to	18.91%
2011		42	$14.15	to	$15.55	$625	0.42%	0.10%	to	1.30%	-6.48%	to	-5.41%
2010		51	$15.13	to	$16.44	$803	1.11%	0.10%	to	1.30%	14.36%	to	15.77%
T. Rowe Price Value Fund - Advisor Class
2014		18		$18.33		$330	0.98%		1.00%			12.04%
2013		17		$16.36		$285	1.17%		1.00%			35.54%
2012		19		$12.07		$226	1.50%		1.00%			17.99%
2011		17		$10.23		$173	1.19%		1.00%			-3.13%
2010		15		$10.56		$163	2.21%		1.00%			14.66%
Templeton Foreign Fund - Class A
2014		94	$10.72	to	$18.05	$1,602	2.69%	0.20%	to	1.65%	-12.24%	to	-11.23%
2013		94	$12.19	to	$19.97	$1,820	1.60%	0.35%	to	1.75%	25.07%	to	26.71%
2012		77	$9.79	to	$15.76	$1,174	2.21%	0.35%	to	1.65%	16.61%	to	18.14%
2011		84	$11.94	to	$13.34	$1,088	2.74%	0.35%	to	1.75%	-14.22%	to	-13.04%
2010		74	$13.92	to	$15.34	$1,103	1.69%	0.35%	to	1.75%	6.58%	to	7.92%
Templeton Global Bond Fund - Advisor Class
2014		3,491	$10.91	to	$11.03	$38,088	6.75%	0.00%	to	0.45%	1.39%	to	1.85%
2013		3,706	$10.76	to	$10.83	$39,880	4.38%	0.00%	to	0.45%	1.89%	to	2.46%
2012	09/04/2012	3,507	$10.56	to	$10.57	$37,035	(c)	0.00%	to	0.45%		(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Templeton Global Bond Fund - Class A
2014		7,637	$10.79	to	$36.44	$180,054	6.35%	0.00%	to	1.50%	0.09%	to	1.52%
2013		8,567	$10.78	to	$35.87	$200,725	4.05%	0.00%	to	1.50%	0.69%	to	2.24%
2012		8,916	$10.72	to	$35.09	$204,498	5.98%	0.00%	to	1.50%	14.03%	to	15.85%
2011		9,995	$9.37	to	$30.30	$209,387	6.17%	0.95%	to	1.50%	-3.81%	to	-2.38%
2010		9,629	$13.96	to	$31.04	$207,794	5.51%	0.00%	to	1.50%	10.99%	to	12.71%
Third Avenue Real Estate Value Fund - Institutional Class
2014	08/27/2014	-	$10.49	to	$10.50	$4	(e)	0.95%	to	1.15%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
Thornburg International Value Fund - Class R4
2014		4	$12.35	to	$12.69	$45	-	0.60%	to	1.15%		-6.42%
2013		3	$13.17	to	$13.56	$46	-	0.60%	to	1.35%		13.73%
2012		3	$11.58	to	$11.73	$34	(f)	0.90%	to	1.35%		(f)
2011	01/10/2011	5	$10.28	to	$10.31	$55	(b)	0.60%	to	0.75%		(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
USAA Precious Metals and Minerals Fund - Adviser Shares
2014		2,743	$3.26	to	$3.44	$9,095	1.41%	0.00%	to	1.50%	-9.70%	to	-8.51%
2013		1,843	$3.61	to	$3.76	$6,749	-	0.00%	to	1.50%	-52.19%	to	-51.42%
2012		1,062	$7.55	to	$7.74	$8,081	-	0.00%	to	1.50%	-13.42%	to	-12.05%
2011	05/11/2011	552	$8.71	to	$8.80	$4,823	(b)	0.00%	to	1.50%		(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
Diversified Value Portfolio
2014		5	$19.03	to	$21.29	$116	1.79%	0.95%	to	2.00%	7.64%	to	8.79%
2013		5	$17.68	to	$19.57	$107	2.06%	0.95%	to	2.00%	26.83%	to	28.16%
2012		6	$13.94	to	$15.27	$87	2.37%	0.95%	to	2.00%	14.17%	to	15.42%
2011		6	$12.21	to	$13.23	$82	2.38%	0.95%	to	2.00%	1.92%	to	2.96%
2010		7	$11.98	to	$12.85	$86	2.35%	0.95%	to	2.00%	7.16%	to	8.26%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Equity Income Portfolio
2014		11	$20.13	to	$22.40	$249	2.43%	1.00%	to	2.00%	9.16%	to	10.29%
2013		12	$18.44	to	$20.31	$245	3.47%	1.00%	to	2.00%	27.52%	to	28.37%
2012		29	$14.46	to	$15.64	$446	2.51%	1.10%	to	2.00%	11.15%	to	12.20%
2011		25	$13.01	to	$14.00	$351	2.45%	1.05%	to	2.00%	8.06%	to	9.08%
2010		24	$12.04	to	$12.78	$303	2.65%	1.10%	to	2.00%	12.42%	to	13.40%
Small Company Growth Portfolio
2014		1	$21.65	to	$24.22	$24	-	0.95%	to	2.00%	1.36%	to	2.41%
2013		1	$21.36	to	$23.65	$23	-	0.95%	to	2.00%	43.64%	to	45.18%
2012		2	$14.87	to	$16.29	$25	-	0.95%	to	2.00%	12.40%	to	13.60%
2011		6	$13.23	to	$14.34	$92	-	0.95%	to	2.00%	-0.68%	to	0.35%
2010		8	$13.32	to	$14.29	$110	-	0.95%	to	2.00%	29.19%	to	30.62%
Victory Integrity Small-Cap Value Fund - Class Y Shares
2014	08/22/2014	1	$10.75	to	$10.81	$6	(e)	0.10%	to	0.95%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
Victory Small Company Opportunity Fund - Class R
2014		1	$19.05	to	$19.38	$25	-	0.80%	to	1.15%	4.96%	to	5.33%
2013		1	$18.08	to	$18.40	$20	-	0.80%	to	1.25%	30.92%	to	31.05%
2012		1	$13.81	to	$14.07	$13	-	0.60%	to	1.25%		11.23%
2011	02/08/2011	-		$12.65		$1	(b)		0.60%			(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
Voya Balanced Portfolio - Class I
2014		9,743	$12.82	to	$51.49	$299,629	1.64%	0.00%	to	1.95%	4.09%	to	6.20%
2013		10,790	$12.18	to	$48.94	$317,105	2.18%	0.00%	to	1.95%	14.46%	to	16.71%
2012		12,021	$10.53	to	$42.33	$305,260	3.11%	0.00%	to	1.95%	11.45%	to	13.65%
2011		13,209	$9.35	to	$37.60	$299,261	2.79%	0.00%	to	1.95%	-3.28%	to	-1.33%
2010		14,952	$9.56	to	$38.46	$347,585	2.78%	0.00%	to	1.95%	11.89%	to	14.19%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Growth Opportunities Fund - Class A
2014		5	$19.56	to	$19.88	$100	-	1.00%	to	1.15%		11.58%
2013		6		$17.53		$107	-		1.15%			26.94%
2012	12/24/2012	5		$13.81		$63	(c)		1.15%			(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)
Voya Large Cap Value Fund - Class A
2014		-		$13.27		$7	-		0.50%			9.04%
2013	07/12/2013	-		$12.17		$6	(d)		0.50%			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
2011		(d)		(d)		(d)	(d)		(d)			(d)
2010		(d)		(d)		(d)	(d)		(d)			(d)
Voya Real Estate Fund - Class A
2014		73	$24.66	to	$29.20	$2,025	2.34%	0.00%	to	1.55%	28.17%	to	30.12%
2013		89	$19.24	to	$22.44	$1,908	2.18%	0.00%	to	1.55%	0.21%	to	1.77%
2012		92	$19.20	to	$22.05	$1,954	2.17%	0.00%	to	1.55%	13.80%	to	15.32%
2011		114	$17.05	to	$19.12	$2,098	1.97%	0.00%	to	1.45%	7.85%	to	9.32%
2010		117	$15.50	to	$17.49	$1,971	2.35%	0.00%	to	1.75%	25.63%	to	27.39%
Voya GNMA Income Fund - Class A
2014		257	$10.94	to	$17.64	$3,484	3.42%	0.00%	to	1.55%	3.27%	to	4.95%
2013		294	$10.58	to	$16.86	$3,821	3.38%	0.00%	to	1.55%	-3.32%	to	-1.84%
2012		338	$10.94	to	$17.22	$4,456	3.62%	0.00%	to	1.55%	1.30%	to	2.90%
2011		355	$10.80	to	$16.78	$4,837	3.86%	0.00%	to	1.55%	5.73%	to	7.40%
2010		367	$10.20	to	$15.66	$4,750	3.74%	0.00%	to	1.55%	4.56%	to	6.24%
Voya Intermediate Bond Fund - Class A
2014		118	$13.58	to	$16.08	$1,774	2.70%	0.00%	to	1.55%	4.86%	to	6.49%
2013		141	$12.95	to	$15.10	$2,006	2.89%	0.00%	to	1.55%	-2.26%	to	-0.72%
2012		225	$13.25	to	$15.21	$3,250	4.51%	0.00%	to	1.55%	7.20%	to	8.80%
2011		251	$12.36	to	$13.98	$3,356	4.24%	0.00%	to	1.55%	6.00%	to	7.79%
2010		326	$11.66	to	$12.97	$4,053	5.17%	0.00%	to	1.55%	8.06%	to	9.64%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Intermediate Bond Portfolio - Class I
2014		13,747	$13.45	to	$107.70	$351,128	3.27%	0.00%	to	1.95%	4.57%	to	6.63%
2013		14,430	$12.72	to	$102.02	$348,194	3.16%	0.00%	to	1.95%	-2.05%	to	0.14%
2012		16,602	$12.85	to	$103.21	$408,463	4.58%	0.00%	to	1.95%	7.24%	to	9.37%
2011		17,019	$11.86	to	$95.33	$386,933	4.47%	0.00%	to	1.95%	5.49%	to	7.59%
2010		17,564	$11.13	to	$89.57	$383,698	5.05%	0.00%	to	1.95%	7.67%	to	9.98%
Voya Intermediate Bond Portfolio - Class S
2014		69		$14.28		$981	3.04%		0.35%			6.17%
2013		74		$13.45		$993	2.92%		0.35%			-0.74%
2012		89		$13.55		$1,202	4.71%		0.35%			8.66%
2011		74		$12.47		$922	5.44%		0.35%			6.95%
2010		44		$11.66		$511	5.81%		0.35%			9.07%
Voya Global Perspectives Portfolio - Class I
2014	05/12/2014	91	$10.13	to	$10.21	$922	(e)	0.25%	to	1.50%		(e)
2013		(e)		(e)		(e)	(e)		(e)			(e)
2012		(e)		(e)		(e)	(e)		(e)			(e)
2011		(e)		(e)		(e)	(e)		(e)			(e)
2010		(e)		(e)		(e)	(e)		(e)			(e)
Voya Global Resources Portfolio - Institutional Class
2014		2		$12.40		$25	(f)		0.05%			(f)
2013		2		$13.82		$28	-		0.20%			13.65%
2012		2		$12.16		$26	-		0.20%			-2.80%
2011		2		$12.51		$30	-		0.20%			-9.08%
2010		2		$13.76		$33	-		0.20%			21.66%
Voya Global Resources Portfolio - Service Class
2014		7,446	$8.43	to	$13.13	$82,002	1.13%	0.00%	to	1.50%	-13.10%	to	-11.77%
2013		7,743	$9.64	to	$14.93	$97,667	0.94%	0.00%	to	1.50%	11.89%	to	13.63%
2012		9,081	$8.56	to	$13.18	$101,734	0.79%	0.00%	to	1.50%	-4.24%	to	-2.84%
2011		10,492	$8.89	to	$13.59	$122,291	0.60%	0.00%	to	1.50%	-10.51%	to	-9.13%
2010		10,301	$9.88	to	$15.01	$133,413	0.85%	0.00%	to	1.50%	19.77%	to	21.64%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya High Yield Portfolio - Adviser Class
2014		4		$11.83		$44	6.67%		0.35%			0.51%
2013		4		$11.77		$46	6.19%		0.35%			4.81%
2012		5		$11.23		$51	5.00%		0.35%			13.32%
2011	07/18/2011	3		$9.91		$29	(b)		0.35%			(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
Voya High Yield Portfolio - Institutional Class
2014		2,381	$11.11	to	$17.32	$31,277	6.41%	0.00%	to	1.20%	0.23%	to	1.45%
2013		2,397	$11.00	to	$17.24	$31,115	6.14%	0.00%	to	1.20%	4.64%	to	5.83%
2012		2,180	$10.44	to	$16.43	$28,658	5.51%	0.00%	to	1.10%	13.20%	to	13.31%
2011		697	$14.47	to	$14.50	$10,100	7.87%	0.95%	to	1.00%	3.65%	to	3.72%
2010		491	$13.96	to	$13.98	$6,858	7.29%	0.95%	to	1.00%	13.40%	to	13.47%
Voya High Yield Portfolio - Service Class
2014		1,361	$15.82	to	$19.86	$24,624	6.21%	0.00%	to	1.50%	-0.35%	to	1.21%
2013		1,517	$15.78	to	$19.70	$27,339	5.94%	0.00%	to	1.50%	4.07%	to	5.63%
2012		1,792	$15.08	to	$18.65	$30,849	6.94%	0.00%	to	1.50%	12.30%	to	14.08%
2011		1,538	$13.34	to	$16.36	$23,607	7.03%	0.00%	to	1.50%	2.85%	to	4.47%
2010		1,397	$12.89	to	$15.66	$20,723	7.21%	0.00%	to	1.50%	12.60%	to	14.27%
Voya Large Cap Growth Portfolio - Adviser Class
2014		12		$17.69		$210	-		0.35%			12.60%
2013		12		$15.71		$187	0.58%		0.35%			29.83%
2012		13		$12.10		$155	0.75%		0.35%			17.13%
2011	01/21/2011	11		$10.33		$113	(b)		0.35%			(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
Voya Large Cap Growth Portfolio - Institutional Class
2014		24,580	$17.24	to	$23.99	$434,528	0.38%	0.00%	to	1.50%	11.88%	to	13.62%
2013		16,193	$15.41	to	$21.32	$254,592	0.54%	0.00%	to	1.50%	29.01%	to	31.09%
2012		15,966	$11.94	to	$16.43	$193,340	0.58%	0.00%	to	1.50%	16.26%	to	18.10%
2011	01/21/2011	12,873	$10.27	to	$14.05	$133,022	(b)	0.00%	to	1.50%		(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Large Cap Growth Portfolio - Service Class
2014		286	$11.31	to	$27.27	$5,413	0.24%	0.00%	to	1.35%	11.79%	to	13.35%
2013		110	$15.63	to	$24.06	$1,972	0.52%	0.00%	to	1.40%	28.82%	to	30.64%
2012		25	$12.06	to	$13.93	$338	0.33%	0.00%	to	1.40%	16.14%	to	17.87%
2011		25	$10.32	to	$15.22	$266	0.11%	0.00%	to	1.40%		1.74%
2010		217	$14.96	to	$15.29	$3,252	0.33%	0.00%	to	0.50%	13.68%	to	14.19%
Voya Large Cap Value Portfolio - Adviser Class
2014		2		$11.53		$24	-		0.35%			8.98%
2013	09/06/2013	3		$10.58		$29	(d)		0.35%			(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
2011		(d)		(d)		(d)	(d)		(d)			(d)
2010		(d)		(d)		(d)	(d)		(d)			(d)
Voya Large Cap Value Portfolio - Institutional Class
2014		27,820	$12.68	to	$15.50	$384,229	2.12%	0.00%	to	1.95%	7.95%	to	10.09%
2013		27,029	$11.74	to	$14.08	$342,341	2.16%	0.00%	to	1.95%	28.31%	to	30.92%
2012		22,249	$9.15	to	$10.76	$217,365	2.56%	0.00%	to	1.95%	12.41%	to	14.71%
2011		24,706	$8.14	to	$9.38	$212,312	1.28%	0.00%	to	1.95%	1.50%	to	3.53%
2010		16,432	$8.02	to	$9.06	$137,628	2.49%	0.00%	to	1.95%	17.08%	to	19.37%
Voya Large Cap Value Portfolio - Service Class
2014		126	$12.15	to	$14.19	$1,681	1.97%	0.10%	to	1.55%	7.99%	to	9.40%
2013		100	$11.22	to	$13.29	$1,259	1.73%	0.10%	to	1.55%	28.68%	to	30.07%
2012		72	$9.24	to	$9.91	$708	2.35%	0.50%	to	1.55%	12.55%	to	13.78%
2011		95	$8.21	to	$8.71	$821	1.94%	0.50%	to	1.55%		2.18%
2010		-		$8.26		$3	-		1.05%			18.00%
Voya Limited Maturity Bond Portfolio - Adviser Class
2014		2		$10.06		$19	-		0.35%			-
2013		2		$10.06		$18	-		0.35%			-
2012	01/23/2012	2		$10.06		$17	(c)		0.35%			(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Multi-Manager Large Cap Core Portfolio - Institutional Class
2014		1,061	$13.93	to	$17.64	$17,240	0.99%	0.00%	to	1.95%	13.13%	to	15.65%
2013		1,721	$12.19	to	$15.44	$24,438	0.97%	0.00%	to	1.95%	28.10%	to	30.74%
2012		1,794	$9.41	to	$11.93	$19,631	1.55%	0.00%	to	1.95%	8.29%	to	10.53%
2011		1,981	$8.60	to	$10.90	$19,761	1.67%	0.00%	to	1.95%	-6.14%	to	-4.24%
2010		1,963	$9.06	to	$11.50	$20,602	1.34%	0.00%	to	1.95%	13.87%	to	16.17%
Voya Multi-Manager Large Cap Core Portfolio - Service Class
2014		25	$14.88	to	$15.88	$382	1.11%	0.75%	to	1.50%	13.24%	to	14.08%
2013		25	$13.14	to	$13.92	$338	0.65%	0.75%	to	1.50%	28.32%	to	29.19%
2012		26	$10.24	to	$10.73	$273	1.47%	0.80%	to	1.50%	8.70%	to	9.49%
2011		28	$9.42	to	$9.80	$271	1.08%	0.80%	to	1.50%	-5.85%	to	-5.31%
2010		46	$10.00	to	$10.52	$473	1.21%	0.45%	to	1.55%	14.27%	to	15.22%
Voya U.S. Bond Index Portfolio - Class I
2014		982	$11.76	to	$13.24	$12,284	1.95%	0.00%	to	1.80%	3.89%	to	5.75%
2013		777	$11.32	to	$12.52	$9,263	1.91%	0.00%	to	1.80%	-4.31%	to	-2.57%
2012		937	$11.83	to	$12.85	$11,539	2.32%	0.00%	to	1.80%	2.30%	to	3.88%
2011		794	$11.71	to	$12.37	$9,456	2.02%	0.00%	to	1.50%	5.58%	to	7.19%
2010		477	$11.09	to	$11.54	$5,363	2.67%	0.00%	to	1.55%	4.52%	to	6.16%
Voya U.S. Stock Index Portfolio - Institutional Class
2014		1,006	$15.49	to	$22.59	$19,708	2.04%	0.00%	to	1.40%	11.78%	to	13.35%
2013		802	$13.72	to	$19.93	$14,396	2.25%	0.00%	to	1.40%	30.43%	to	32.34%
2012		534	$10.44	to	$15.09	$7,900	1.98%	0.00%	to	1.25%	14.36%	to	15.81%
2011		532	$11.84	to	$13.03	$6,870	2.11%	0.00%	to	1.25%	0.50%	to	1.80%
2010		473	$11.98	to	$12.80	$6,021	1.76%	0.00%	to	1.25%	13.34%	to	14.72%
VY® BlackRock Inflation Protected Bond Portfolio - Adviser Class
2014		4		$10.38		$43	1.85%		0.35%			1.76%
2013		6		$10.20		$65	-		0.35%			-9.41%
2012		9		$11.26		$97	-		0.35%			5.73%
2011	11/10/2011	7		$10.65		$74	(b)		0.35%			(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Clarion Global Real Estate Portfolio - Adviser Class
2014		1		$12.91		$7	-		0.35%			12.95%
2013		1		$11.43		$6	-		0.35%			2.97%
2012		1		$11.10		$7	-		0.35%			24.72%
2011	07/18/2011	-		$8.90		$2	(b)		0.35%			(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
VY® Clarion Global Real Estate Portfolio - Institutional Class
2014		6,586	$13.50	to	$14.85	$92,705	1.37%	0.00%	to	1.50%	12.41%	to	14.06%
2013		6,640	$12.01	to	$13.02	$82,599	6.06%	0.00%	to	1.50%	2.39%	to	3.99%
2012		6,449	$11.73	to	$12.52	$77,810	0.80%	0.00%	to	1.50%	24.21%	to	26.08%
2011		5,765	$9.44	to	$9.93	$55,561	3.83%	0.00%	to	1.50%	-6.63%	to	-5.16%
2010		5,816	$10.11	to	$10.47	$59,612	8.70%	0.00%	to	1.50%	14.63%	to	16.33%
VY® Clarion Real Estate Portfolio - Adviser Class
2014		4		$14.69		$53	2.20%		0.35%			28.97%
2013		3		$11.39		$38	-		0.35%			1.33%
2012		4		$11.24		$41	-		0.35%			14.69%
2011	08/15/2011	2		$9.80		$18	(b)		0.35%			(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
VY® Clarion Real Estate Portfolio - Institutional Class
2014		140	$15.77	to	$17.22	$2,409	1.61%	0.95%	to	1.95%	27.80%	to	29.09%
2013		145	$12.34	to	$13.34	$1,928	1.65%	0.95%	to	1.95%	0.24%	to	1.29%
2012		175	$12.31	to	$13.17	$2,303	1.30%	0.95%	to	1.95%	13.56%	to	14.72%
2011		188	$10.84	to	$11.48	$2,157	2.40%	0.95%	to	1.95%	7.65%	to	8.71%
2010		182	$10.07	to	$10.56	$1,924	3.64%	0.95%	to	1.95%	25.88%	to	27.08%
VY® Clarion Real Estate Portfolio - Service Class
2014		3,889	$14.77	to	$18.29	$65,786	1.31%	0.00%	to	1.50%	27.97%	to	29.81%
2013		3,817	$11.47	to	$14.09	$50,213	1.43%	0.00%	to	1.50%	0.48%	to	2.13%
2012		4,181	$11.34	to	$13.80	$54,384	1.03%	0.00%	to	1.55%	13.69%	to	15.52%
2011		4,216	$9.91	to	$11.95	$48,009	1.33%	0.00%	to	1.55%	7.87%	to	9.53%
2010		3,935	$9.13	to	$10.91	$41,259	3.37%	0.00%	to	1.50%	26.02%	to	28.05%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® FMR Diversified Mid Cap Portfolio - Institutional Class
2014		2,466	$15.01	to	$15.17	$37,011	0.43%	0.00%	to	0.45%	5.78%	to	6.23%
2013		2,570	$14.19	to	$14.28	$36,469	0.74%	0.00%	to	0.45%	35.79%	to	36.39%
2012	09/04/2012	2,655	$10.45	to	$10.47	$27,744	(c)	0.00%	to	0.45%		(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)
VY® FMR Diversified Mid Cap Portfolio - Service Class
2014		2,450	$14.79	to	$24.45	$54,794	0.23%	0.00%	to	1.60%	4.34%	to	6.04%
2013		2,805	$14.08	to	$23.06	$59,652	0.47%	0.00%	to	1.60%	33.87%	to	36.01%
2012		3,077	$10.44	to	$16.96	$48,491	0.53%	0.00%	to	1.60%	12.81%	to	14.67%
2011		4,580	$9.19	to	$14.79	$64,098	0.20%	0.00%	to	1.60%	-12.28%	to	-10.93%
2010		4,086	$10.41	to	$16.61	$64,558	0.15%	0.00%	to	1.80%	26.45%	to	28.45%
VY® FMR Diversified Mid Cap Portfolio - Service 2 Class
2014		3		$13.88		$40	-		0.35%			5.47%
2013		3		$13.16		$38	-		0.35%			35.39%
2012		1		$9.72		$8	-		0.35%			14.08%
2011	05/17/2011	1		$8.52		$12	(b)		0.35%			(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
VY® Invesco Growth and Income Portfolio - Institutional Class
2014		1,485	$15.21	to	$15.37	$22,583	1.17%	0.00%	to	0.45%	9.90%	to	10.34%
2013		886	$13.84	to	$13.93	$12,257	1.54%	0.00%	to	0.45%	33.59%	to	34.20%
2012	09/04/2012	634	$10.36	to	$10.38	$6,568	(c)	0.00%	to	0.45%		(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)
VY® Invesco Growth and Income Portfolio - Service Class
2014		1,427	$14.39	to	$20.69	$27,024	1.15%	0.00%	to	1.50%	8.48%	to	10.11%
2013		1,496	$13.18	to	$18.79	$25,945	1.37%	0.00%	to	1.50%	31.89%	to	33.98%
2012		1,367	$9.94	to	$14.04	$17,841	2.25%	0.00%	to	1.50%	12.91%	to	14.61%
2011		1,721	$8.75	to	$12.25	$19,901	1.21%	0.00%	to	1.50%	-3.65%	to	-2.16%
2010		1,829	$9.03	to	$12.52	$21,766	0.24%	0.00%	to	1.50%	10.79%	to	12.49%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® JPMorgan Emerging Markets Equity Portfolio - Adviser Class
2014		18		$17.88		$321	0.68%		0.35%			0.17%
2013		15		$17.85		$265	0.70%		0.35%			-6.40%
2012		16		$19.07		$307	-		0.35%			18.30%
2011		18		$16.12		$286	0.87%		0.35%			-18.83%
2010		20		$19.86		$405	0.48%		0.35%			19.49%
VY® JPMorgan Emerging Markets Equity Portfolio - Institutional Class
2014		1,208	$18.55	to	$18.70	$22,492	1.22%	0.95%	to	1.20%	-0.11%	to	0.16%
2013		1,302	$18.57	to	$18.67	$24,242	1.13%	0.95%	to	1.20%	-6.54%	to	-6.37%
2012		1,631	$19.87	to	$19.94	$32,471	-	0.95%	to	1.10%	17.99%	to	18.20%
2011		1,715	$16.84	to	$16.87	$28,902	1.10%	0.95%	to	1.00%	-18.84%	to	-18.82%
2010		1,953	$20.75	to	$20.78	$40,548	0.67%	0.95%	to	1.00%	19.39%	to	19.49%
VY® JPMorgan Emerging Markets Equity Portfolio - Service Class
2014		953	$8.88	to	$23.68	$20,091	0.94%	0.00%	to	1.55%	-0.58%	to	0.97%
2013		973	$8.88	to	$23.46	$20,444	0.87%	0.00%	to	1.50%	-7.12%	to	-5.78%
2012		1,166	$9.51	to	$24.70	$26,309	-	0.00%	to	1.50%	17.35%	to	19.08%
2011		1,268	$8.05	to	$20.76	$23,894	0.83%	0.00%	to	1.50%	-19.51%	to	-18.26%
2010		1,441	$9.94	to	$25.42	$33,720	0.48%	0.00%	to	1.55%	18.45%	to	20.31%
VY® JPMorgan Small Cap Core Equity Portfolio - Adviser Class
2014		1		$15.89		$24	-		0.35%			7.51%
2013		1		$14.78		$22	-		0.35%			38.13%
2012		1		$10.70		$16	-		0.35%			17.84%
2011	08/08/2011	1		$9.08		$9	(b)		0.35%			(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
VY® JPMorgan Small Cap Core Equity Portfolio - Institutional Class
2014		1,682	$15.88	to	$16.05	$26,704	0.56%	0.00%	to	0.45%	8.10%	to	8.59%
2013		1,325	$14.69	to	$14.78	$19,469	0.95%	0.00%	to	0.45%	38.72%	to	39.43%
2012	09/04/2012	851	$10.59	to	$10.60	$9,013	(c)	0.00%	to	0.45%		(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® JPMorgan Small Cap Core Equity Portfolio - Service Class
2014		931	$17.70	to	$26.03	$22,043	0.36%	0.00%	to	1.65%	6.60%	to	8.37%
2013		816	$16.48	to	$24.02	$17,992	0.83%	0.00%	to	1.65%	36.86%	to	39.00%
2012		524	$11.97	to	$17.29	$8,402	0.25%	0.00%	to	1.50%	16.92%	to	18.67%
2011		631	$10.18	to	$14.57	$8,714	0.37%	0.00%	to	1.50%	-2.80%	to	-1.29%
2010		466	$10.41	to	$14.76	$6,554	0.28%	0.00%	to	1.50%	24.86%	to	26.70%
VY® Morgan Stanley Global Franchise Portfolio - Adviser Class
2014		2		$13.79		$30	2.99%		0.35%			3.53%
2013		3		$13.32		$37	2.94%		0.35%			18.61%
2012		3		$11.23		$31	4.35%		0.35%			14.94%
2011	08/08/2011	1		$9.77		$15	(b)		0.35%			(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
VY® T. Rowe Price Capital Appreciation Portfolio - Adviser Class
2014		27		$14.83		$403	1.07%		0.35%			11.42%
2013		26		$13.31		$346	1.11%		0.35%			21.33%
2012		18		$10.97		$195	1.76%		0.35%			13.68%
2011	05/17/2011	15		$9.65		$146	(b)		0.35%			(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
VY® T. Rowe Price Capital Appreciation Portfolio - Institutional Class
2014		13,509	$14.17	to	$14.32	$191,423	1.63%	0.00%	to	0.45%	11.93%	to	12.40%
2013		12,616	$12.66	to	$12.74	$159,719	1.46%	0.00%	to	0.45%	21.97%	to	22.50%
2012	09/04/2012	10,830	$10.38	to	$10.40	$112,414	(c)	0.00%	to	0.45%		(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)
VY® T. Rowe Price Capital Appreciation Portfolio - Service Class
2014		26,384	$16.59	to	$23.46	$564,335	1.35%	0.00%	to	1.55%	10.39%	to	12.16%
2013		25,445	$14.93	to	$20.92	$489,494	1.16%	0.00%	to	1.55%	20.31%	to	22.22%
2012		23,795	$12.33	to	$17.12	$377,748	1.56%	0.00%	to	1.55%	12.76%	to	14.52%
2011		28,088	$10.86	to	$14.95	$396,097	1.97%	0.00%	to	1.55%	1.28%	to	2.89%
2010		25,529	$10.65	to	$14.53	$352,842	1.74%	0.00%	to	1.55%	12.32%	to	13.97%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® T. Rowe Price Equity Income Portfolio - Adviser Class
2014		87		$17.64		$1,535	1.62%		0.35%			6.78%
2013		109		$16.52		$1,793	1.34%		0.35%			28.86%
2012		128		$12.82		$1,638	1.75%		0.35%			16.23%
2011		131		$11.03		$1,447	1.86%		0.35%			-1.52%
2010		121		$11.20		$1,354	1.31%		0.35%			14.17%
VY® T. Rowe Price Equity Income Portfolio - Service Class
2014		5,230	$13.77	to	$28.61	$121,652	1.87%	0.00%	to	1.65%	5.70%	to	7.46%
2013		5,436	$12.93	to	$26.63	$122,461	1.61%	0.00%	to	1.65%	27.59%	to	30.09%
2012		5,641	$10.06	to	$20.53	$104,568	1.97%	0.00%	to	1.65%	15.46%	to	17.25%
2011		6,232	$8.66	to	$17.51	$100,170	1.97%	0.00%	to	1.50%	-2.41%	to	-0.89%
2010		6,508	$8.82	to	$17.67	$106,214	1.54%	0.00%	to	1.65%	13.06%	to	15.00%
VY® T. Rowe Price International Stock Portfolio - Adviser Class
2014		12		$10.04		$117	0.84%		0.35%			-1.76%
2013		12		$10.22		$120	0.90%		0.35%			13.56%
2012		11		$9.00		$102	-		0.35%			17.96%
2011		11		$7.63		$83	3.66%		0.35%			-13.00%
2010		9		$8.77		$81	0.78%		0.35%			13.02%
VY® T. Rowe Price International Stock Portfolio - Service Class
2014		484	$8.63	to	$17.44	$7,682	1.18%	0.00%	to	1.50%	-2.58%	to	-1.08%
2013		487	$8.81	to	$17.64	$7,898	1.06%	0.00%	to	1.50%	12.58%	to	14.39%
2012		527	$7.78	to	$15.43	$7,554	0.28%	0.00%	to	1.50%	17.02%	to	18.78%
2011		564	$6.61	to	$12.99	$6,872	3.63%	0.00%	to	1.50%	-13.67%	to	-12.35%
2010		579	$7.60	to	$14.82	$8,102	1.37%	0.00%	to	1.50%	12.11%	to	13.82%
VY® Templeton Global Growth Portfolio - Institutional Class
2014		41	$9.36	to	$20.79	$806	1.36%	0.55%	to	1.45%	-3.95%	to	-3.12%
2013		39	$20.02	to	$21.46	$813	1.57%	0.55%	to	1.45%	29.08%	to	30.21%
2012		52	$15.51	to	$16.42	$841	1.94%	0.60%	to	1.45%	20.23%	to	21.27%
2011		53	$12.90	to	$13.54	$709	1.80%	0.60%	to	1.45%	-6.86%	to	-6.04%
2010		52	$13.78	to	$14.41	$735	1.63%	0.60%	to	1.55%	6.33%	to	7.38%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Templeton Global Growth Portfolio - Service Class
2014		503	$11.66	to	$14.03	$6,583	1.31%	0.00%	to	1.50%	-4.27%	to	-2.76%
2013		511	$12.10	to	$14.47	$6,959	1.65%	0.00%	to	1.50%	28.73%	to	30.65%
2012		458	$9.34	to	$11.11	$4,823	1.78%	0.00%	to	1.50%	19.93%	to	21.73%
2011		438	$7.74	to	$9.14	$3,825	1.81%	0.00%	to	1.50%	-7.10%	to	-5.69%
2010		395	$8.29	to	$9.72	$3,693	1.47%	0.00%	to	1.50%	6.15%	to	7.79%
Voya Money Market Portfolio - Class I
2014		16,143	$9.74	to	$56.50	$236,364	-	0.00%	to	1.80%	-1.51%	to	0.10%
2013		18,772	$9.87	to	$56.80	$281,491	-	0.00%	to	1.85%		-1.79%
2012		19,232	$10.05	to	$57.08	$295,287	0.03%	0.00%	to	1.85%	-1.53%	to	0.07%
2011		21,788	$10.14	to	$57.32	$341,904	0.00%	0.00%	to	1.60%	-1.51%	to	0.06%
2010		21,616	$10.23	to	$57.51	$342,560	0.02%	0.00%	to	1.85%	-1.61%	to	0.29%
Voya Global Real Estate Fund - Class A
2014		7	$20.79	to	$22.00	$151	2.10%	0.35%	to	1.35%	12.18%	to	13.01%
2013		7	$18.51	to	$19.30	$135	2.64%	0.50%	to	1.40%	2.21%	to	3.10%
2012		5	$18.11	to	$18.72	$92	5.16%	0.50%	to	1.40%	24.30%	to	24.63%
2011		4	$14.90	to	$15.02	$63	3.60%	0.50%	to	0.80%		-6.35%
2010		3	$15.91	to	$15.95	$48	2.78%	0.65%	to	0.80%		13.89%
Voya Multi-Manager International Small Cap Fund - Class A
2014		16	$18.57	to	$21.28	$328	0.48%	0.00%	to	1.25%	-7.06%	to	-6.13%
2013		23	$20.33	to	$22.67	$500	1.53%	0.00%	to	1.10%	27.14%	to	28.51%
2012		25	$15.64	to	$17.64	$418	0.90%	0.00%	to	1.35%	18.57%	to	20.16%
2011		79	$13.14	to	$14.68	$1,134	1.38%	0.00%	to	1.40%	-18.79%	to	-17.62%
2010		101	$15.79	to	$17.82	$1,766	0.41%	0.00%	to	1.75%	22.40%	to	24.53%
Voya Aggregate Bond Portfolio - Adviser Class
2014		124		$15.23		$1,890	1.54%		0.35%			4.46%
2013		137		$14.58		$1,995	3.13%		0.35%			-2.41%
2012		179		$14.94		$2,675	2.97%		0.35%			7.25%
2011		185		$13.93		$2,578	2.89%		0.35%			2.58%
2010		147		$13.58		$1,991	3.43%		0.35%			6.93%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Aggregate Bond Portfolio - Initial Class
2014		216	$10.99	to	$11.69	$2,478	2.05%	0.00%	to	1.40%	3.88%	to	5.41%
2013		105	$10.58	to	$11.09	$1,138	2.60%	0.00%	to	1.40%	-3.02%	to	-2.44%
2012		29	$10.91	to	$11.07	$322	5.00%	0.80%	to	1.40%	6.75%	to	7.19%
2011	07/20/2011	8	$10.22	to	$10.29	$78	(b)	0.95%	to	1.40%		(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
Voya Aggregate Bond Portfolio - Service Class
2014		10,309	$13.45	to	$18.94	$169,930	1.76%	0.00%	to	1.95%	3.12%	to	5.52%
2013		12,726	$12.90	to	$18.01	$201,227	3.35%	0.00%	to	1.95%	-3.80%	to	-1.85%
2012		15,755	$13.27	to	$18.35	$255,966	3.07%	0.00%	to	1.95%	5.80%	to	7.92%
2011		15,317	$12.41	to	$17.01	$232,928	2.92%	0.00%	to	1.95%	1.25%	to	3.26%
2010		15,339	$12.13	to	$16.48	$227,651	3.41%	0.00%	to	1.95%	5.45%	to	7.58%
Voya Global Bond Portfolio - Adviser Class
2014		19		$14.21		$272	0.34%		0.35%			-0.42%
2013		23		$14.27		$323	1.69%		0.35%			-4.87%
2012		26		$15.00		$388	5.74%		0.35%			6.99%
2011		29		$14.02		$413	7.47%		0.35%			2.94%
2010		35		$13.62		$471	3.38%		0.35%			14.74%
Voya Global Bond Portfolio - Initial Class
2014		6,870	$12.27	to	$15.51	$96,508	0.83%	0.00%	to	1.95%	-1.54%	to	1.34%
2013		8,054	$12.33	to	$15.45	$113,498	2.06%	0.00%	to	1.95%	-6.10%	to	-2.83%
2012		10,197	$12.96	to	$16.05	$151,398	6.15%	0.00%	to	1.95%	5.04%	to	7.95%
2011		11,179	$12.12	to	$14.91	$155,537	7.58%	0.00%	to	1.95%	1.72%	to	3.76%
2010		11,430	$11.79	to	$14.38	$154,688	3.10%	0.00%	to	1.95%	13.56%	to	17.21%
Voya Global Bond Portfolio - Service Class
2014		74	$11.82	to	$13.16	$932	0.53%	0.00%	to	1.50%	-1.29%	to	0.23%
2013		76	$11.97	to	$13.18	$955	1.68%	0.00%	to	1.50%	-5.72%	to	-4.30%
2012		98	$12.68	to	$13.98	$1,301	5.93%	0.00%	to	1.50%	6.07%	to	7.38%
2011		72	$11.94	to	$13.18	$891	10.87%	0.25%	to	1.50%	1.93%	to	3.12%
2010		90	$11.68	to	$12.93	$1,077	2.73%	0.35%	to	1.50%	13.82%	to	15.15%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Solution 2015 Portfolio - Initial Class
2014		44	$13.29	to	$17.03	$692	2.87%	0.10%	to	1.40%	4.62%	to	5.72%
2013		42	$12.69	to	$15.67	$631	2.66%	0.30%	to	1.40%	8.41%	to	9.05%
2012		20	$11.68	to	$14.37	$270	2.14%	0.80%	to	1.40%	9.01%	to	9.40%
2011	07/21/2011	1	$10.70	to	$13.08	$11	(b)	0.95%	to	1.40%		(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
Voya Index Solution 2015 Portfolio - Service Class
2014		84	$13.88	to	$16.33	$1,310	1.48%	0.00%	to	1.20%	4.46%	to	5.71%
2013		41	$13.13	to	$15.49	$586	1.46%	0.00%	to	1.20%	8.80%	to	9.69%
2012		58	$11.97	to	$14.23	$787	1.79%	0.00%	to	0.80%	9.38%	to	10.22%
2011		44	$10.86	to	$13.01	$552	0.99%	0.00%	to	0.75%	0.08%	to	0.74%
2010	07/19/2010	5	$10.78	to	$13.00	$55	(a)	0.00%	to	0.75%		(a)
Voya Index Solution 2015 Portfolio - Service 2 Class
2014		89	$13.23	to	$14.27	$1,223	2.41%	0.00%	to	1.55%	4.01%	to	5.63%
2013		90	$12.72	to	$13.51	$1,185	2.12%	0.00%	to	1.55%	7.89%	to	9.57%
2012		82	$11.79	to	$12.33	$981	1.80%	0.00%	to	1.55%	8.36%	to	9.86%
2011		72	$10.88	to	$11.16	$798	2.29%	0.20%	to	1.55%	-0.91%	to	0.45%
2010	04/16/2010	62	$10.98	to	$11.11	$687	(a)	0.20%	to	1.55%		(a)
Voya Index Solution 2025 Portfolio - Initial Class
2014		143	$14.73	to	$19.18	$2,587	1.78%	0.10%	to	1.40%	4.51%	to	5.63%
2013		73	$14.08	to	$17.87	$1,238	1.63%	0.30%	to	1.40%	15.72%	to	16.27%
2012		32	$12.14	to	$15.12	$476	2.17%	0.95%	to	1.40%	11.73%	to	12.17%
2011	07/21/2011	6	$10.86	to	$13.48	$78	(b)	0.95%	to	1.40%		(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
Voya Index Solution 2025 Portfolio - Service Class
2014		134	$15.38	to	$18.41	$2,410	1.42%	0.00%	to	1.20%	4.42%	to	5.63%
2013		64	$14.56	to	$17.47	$1,101	1.68%	0.00%	to	1.20%	16.16%	to	17.04%
2012		6	$12.44	to	$15.04	$87	1.47%	0.00%	to	0.75%	12.24%	to	13.09%
2011		4	$11.00	to	$13.40	$49	5.19%	0.00%	to	0.75%	-2.26%	to	-1.52%
2010	08/19/2010	2	$11.17	to	$13.71	$28	(a)	0.00%	to	0.75%		(a)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Solution 2025 Portfolio - Service 2 Class
2014		282	$14.71	to	$15.87	$4,350	1.72%	0.00%	to	1.55%	3.88%	to	5.52%
2013		257	$14.16	to	$15.04	$3,767	1.58%	0.00%	to	1.55%	15.12%	to	16.86%
2012		204	$12.30	to	$12.87	$2,563	1.36%	0.00%	to	1.55%	11.11%	to	12.59%
2011		178	$11.07	to	$11.36	$2,003	1.87%	0.20%	to	1.55%	-3.23%	to	-1.90%
2010	04/16/2010	132	$11.44	to	$11.58	$1,519	(a)	0.20%	to	1.55%		(a)
Voya Index Solution 2035 Portfolio - Initial Class
2014		120	$16.32	to	$20.74	$2,313	1.55%	0.00%	to	1.40%	4.68%	to	6.14%
2013		72	$15.42	to	$19.54	$1,305	1.19%	0.00%	to	1.40%	20.64%	to	21.17%
2012		24	$15.41	to	$15.59	$372	1.45%	0.95%	to	1.40%	13.90%	to	14.38%
2011	07/05/2011	3	$13.53	to	$13.63	$42	(b)	0.95%	to	1.40%		(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
Voya Index Solution 2035 Portfolio - Service Class
2014		88	$16.33	to	$19.82	$1,641	1.12%	0.00%	to	1.20%	4.66%	to	5.90%
2013		30	$15.42	to	$18.77	$504	1.19%	0.00%	to	1.20%	20.99%	to	21.99%
2012		13	$12.64	to	$15.50	$169	0.80%	0.00%	to	0.80%	14.22%	to	15.12%
2011		7	$10.98	to	$13.57	$80	1.96%	0.00%	to	0.75%	-3.96%	to	-3.26%
2010	08/12/2010	2	$11.35	to	$14.13	$22	(a)	0.00%	to	0.75%		(a)
Voya Index Solution 2035 Portfolio - Service 2 Class
2014		183	$15.65	to	$16.89	$3,006	1.54%	0.00%	to	1.55%	4.13%	to	5.83%
2013		165	$15.03	to	$15.96	$2,576	1.23%	0.00%	to	1.55%	19.86%	to	21.74%
2012		141	$12.54	to	$13.11	$1,815	1.13%	0.00%	to	1.55%	13.28%	to	14.94%
2011		139	$11.07	to	$11.38	$1,557	1.59%	0.10%	to	1.55%	-4.90%	to	-3.48%
2010	04/16/2010	92	$11.64	to	$11.79	$1,083	(a)	0.10%	to	1.55%		(a)
Voya Index Solution 2045 Portfolio - Initial Class
2014		86	$16.83	to	$21.74	$1,768	0.93%	0.00%	to	1.40%	4.83%	to	6.36%
2013		20	$15.87	to	$20.44	$380	1.40%	0.00%	to	1.40%	22.64%	to	23.12%
2012		3	$15.86	to	$16.05	$48	-	0.95%	to	1.40%	14.51%	to	15.14%
2011	09/19/2011	1	$13.85	to	$13.94	$17	(b)	0.95%	to	1.40%		(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Solution 2045 Portfolio - Service Class
2014		40	$15.94	to	$20.77	$785	1.57%	0.00%	to	1.25%	4.76%	to	6.03%
2013		20	$15.93	to	$19.65	$365	1.00%	0.00%	to	1.20%	23.10%	to	24.07%
2012		2	$12.84	to	$15.95	$34	-	0.00%	to	0.80%	14.94%	to	15.88%
2011		2	$11.08	to	$13.87	$19	-	0.00%	to	0.80%	-4.80%	to	-4.15%
2010	12/1/2010	-	$11.56	to	$14.57	$1	(a)	0.00%	to	0.75%		(a)
Voya Index Solution 2045 Portfolio - Service 2 Class
2014		132	$16.17	to	$17.45	$2,238	1.18%	0.00%	to	1.55%	4.32%	to	5.95%
2013		114	$15.50	to	$16.47	$1,821	1.02%	0.00%	to	1.55%	21.95%	to	23.83%
2012		101	$12.71	to	$13.30	$1,308	1.08%	0.00%	to	1.55%	13.89%	to	15.61%
2011		81	$11.16	to	$11.47	$923	1.19%	0.10%	to	1.55%	-5.82%	to	-4.42%
2010	04/16/2010	49	$11.85	to	$12.00	$584	(a)	0.10%	to	1.55%		(a)
Voya Index Solution 2055 Portfolio - Initial Class
2014		26	$16.09	to	$17.10	$424	1.04%	0.10%	to	1.40%	5.09%	to	6.49%
2013		10	$15.31	to	$16.02	$153	1.16%	0.15%	to	1.40%	22.72%	to	23.10%
2012		2	$12.50	to	$12.64	$20	-	0.95%	to	1.35%		15.12%
2011	11/15/2011	-		$10.98		-	(b)		0.95%			(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
Voya Index Solution 2055 Portfolio - Service Class
2014		27	$15.84	to	$16.98	$446	1.73%	0.00%	to	1.50%	4.76%	to	6.32%
2013		16	$15.12	to	$15.97	$246	0.45%	0.00%	to	1.50%	22.59%	to	24.18%
2012		16	$12.44	to	$12.86	$202	-	0.00%	to	1.25%	14.44%	to	15.86%
2011		6	$10.87	to	$11.10	$64	-	0.00%	to	1.25%	-5.04%	to	-4.15%
2010	10/11/2010	-	$11.51	to	$11.58	$3	(a)	0.00%	to	0.95%		(a)
Voya Index Solution 2055 Portfolio - Service 2 Class
2014		22	$15.84	to	$16.86	$368	1.03%	0.00%	to	1.35%	4.75%	to	6.10%
2013		14	$15.01	to	$15.89	$217	0.65%	0.00%	to	1.55%	22.03%	to	23.95%
2012		7	$12.30	to	$12.82	$92	-	0.00%	to	1.55%	14.35%	to	14.89%
2011		5	$10.87	to	$10.97	$53	-	0.60%	to	1.15%		-5.21%
2010	6/22/2010	-		$11.51		-	(a)	0.90%	to	0.95%		(a)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Solution Income Portfolio - Initial Class
2014		31	$13.41	to	$15.97	$468	4.18%	0.10%	to	1.25%	4.91%	to	5.92%
2013	10/09/2013	1	$12.66	to	$14.45	$10	(d)	0.30%	to	1.25%		(d)
2012		(d)		(d)		(d)	(d)		(d)			(d)
2011		(d)		(d)		(d)	(d)		(d)			(d)
2010		(d)		(d)		(d)	(d)		(d)			(d)
Voya Index Solution Income Portfolio - Service Class
2014		72	$13.43	to	$15.33	$1,094	2.28%	0.00%	to	1.05%	5.04%	to	5.91%
2013		58	$12.68	to	$14.49	$833	3.56%	0.00%	to	0.80%	6.94%	to	7.73%
2012		84	$11.77	to	$13.55	$1,133	2.02%	0.00%	to	0.80%	7.63%	to	8.58%
2011	02/09/2011	51	$10.84	to	$12.59	$645	(b)	0.00%	to	0.80%		(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)
Voya Index Solution Income Portfolio - Service 2 Class
2014		22	$12.70	to	$13.70	$288	2.19%	0.00%	to	1.55%	4.18%	to	5.79%
2013		21	$12.19	to	$12.95	$259	2.89%	0.00%	to	1.55%	6.00%	to	7.08%
2012		19	$11.50	to	$11.86	$226	2.91%	0.50%	to	1.55%	6.68%	to	7.76%
2011		17	$10.78	to	$10.97	$186	2.89%	0.60%	to	1.55%	0.94%	to	1.86%
2010	04/16/2010	15	$10.68	to	$10.76	$160	(a)	0.65%	to	1.55%		(a)
Voya Solution 2015 Portfolio - Adviser Class
2014		63		$14.28		$905	2.30%		0.35%			5.08%
2013		68		$13.59		$919	3.01%		0.35%			8.55%
2012		70		$12.52		$874	3.93%		0.35%			10.70%
2011		71	$11.31	to	$12.12	$805	2.89%	0.00%	to	0.35%	-1.22%	to	-0.90%
2010		45	$11.45	to	$12.23	$512	0.09%	0.00%	to	0.65%	10.19%	to	10.88%
Voya Solution 2015 Portfolio - Initial Class
2014		260	$10.27	to	$11.93	$3,054	2.70%	0.00%	to	1.20%	5.55%	to	6.04%
2013		158	$11.18	to	$11.25	$1,766	3.75%	0.00%	to	0.45%	8.97%	to	9.44%
2012	09/04/2012	124	$10.26	to	$10.28	$1,276	(c)	0.00%	to	0.45%		(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution 2015 Portfolio - Service Class
2014		4,708	$11.83	to	$15.86	$68,097	2.61%	0.00%	to	1.50%	4.18%	to	5.75%
2013		4,916	$11.29	to	$15.00	$67,703	3.22%	0.00%	to	1.50%	7.48%	to	9.16%
2012		5,266	$10.44	to	$13.75	$67,178	4.26%	0.00%	to	1.50%	9.77%	to	11.53%
2011		5,226	$9.45	to	$12.33	$60,328	3.23%	0.00%	to	1.50%	-2.19%	to	-0.68%
2010		4,993	$9.61	to	$12.42	$58,754	2.36%	0.00%	to	1.50%	9.61%	to	11.39%
Voya Solution 2015 Portfolio - Service 2 Class
2014		579	$13.44	to	$14.50	$8,129	2.43%	0.00%	to	1.55%	3.94%	to	5.61%
2013		756	$12.93	to	$13.73	$10,144	3.01%	0.00%	to	1.55%	7.30%	to	8.97%
2012		855	$12.05	to	$12.60	$10,582	3.80%	0.00%	to	1.55%	9.55%	to	11.21%
2011		1,241	$11.00	to	$11.33	$13,912	3.32%	0.00%	to	1.55%	-2.40%	to	-0.79%
2010	04/16/2010	1,297	$11.27	to	$11.42	$14,738	(a)	0.00%	to	1.55%		(a)
Voya Solution 2025 Portfolio - Adviser Class
2014		34	$14.64	to	$15.09	$492	1.80%	0.35%	to	0.70%		4.87%
2013		36		$13.96		$508	1.93%		0.35%			15.66%
2012		35		$12.07		$427	2.46%		0.35%			12.80%
2011		36		$10.70		$387	1.90%		0.35%			-3.69%
2010		32	$11.11	to	$12.08	$351	0.05%	0.00%	to	0.95%	12.38%	to	13.53%
Voya Solution 2025 Portfolio - Initial Class
2014		120	$10.32	to	$12.79	$1,478	4.94%	0.00%	to	1.20%	5.33%	to	5.79%
2013		66	$12.01	to	$12.09	$788	2.60%	0.00%	to	0.45%	16.04%	to	16.59%
2012	09/04/2012	50	$10.35	to	$10.37	$521	(c)	0.00%	to	0.45%		(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)
Voya Solution 2025 Portfolio - Service Class
2014		9,368	$11.80	to	$16.56	$142,609	2.03%	0.00%	to	1.50%	3.99%	to	5.61%
2013		9,043	$11.28	to	$15.69	$131,426	2.28%	0.00%	to	1.50%	14.56%	to	16.39%
2012		8,785	$9.79	to	$13.48	$110,500	2.73%	0.00%	to	1.50%	11.77%	to	13.49%
2011		8,260	$8.71	to	$11.89	$92,206	2.18%	0.00%	to	1.50%	-4.53%	to	-3.03%
2010		7,451	$9.07	to	$12.27	$86,539	1.58%	0.00%	to	1.50%	12.04%	to	13.82%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution 2025 Portfolio - Service 2 Class
2014		982	$14.79	to	$15.96	$15,200	1.82%	0.00%	to	1.55%	3.79%	to	5.42%
2013		1,019	$14.25	to	$15.14	$15,044	2.10%	0.00%	to	1.55%	14.27%	to	16.10%
2012		1,219	$12.47	to	$13.04	$15,599	2.31%	0.00%	to	1.55%	11.61%	to	13.29%
2011		1,727	$11.17	to	$11.51	$19,675	2.22%	0.00%	to	1.55%	-4.77%	to	-3.20%
2010	04/16/2010	1,708	$11.73	to	$11.89	$20,208	(a)	0.00%	to	1.55%		(a)
Voya Solution 2035 Portfolio - Adviser Class
2014		12		$15.17		$183	1.51%		0.35%			4.98%
2013		15		$14.45		$215	1.25%		0.35%			19.72%
2012		22		$12.07		$266	1.99%		0.35%			14.41%
2011		32		$10.55		$338	1.12%		0.35%			-5.21%
2010		34	$11.13	to	$11.56	$379	0.05%	0.35%	to	1.00%	13.11%	to	13.92%
Voya Solution 2035 Portfolio - Initial Class
2014		217	$10.39	to	$13.34	$2,695	2.23%	0.00%	to	1.20%	5.43%	to	5.96%
2013		142	$12.52	to	$12.59	$1,783	2.08%	0.00%	to	0.45%	20.15%	to	20.71%
2012	09/04/2012	125	$10.42	to	$10.43	$1,299	(c)	0.00%	to	0.45%		(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)
Voya Solution 2035 Portfolio - Service Class
2014		8,558	$11.92	to	$17.35	$136,761	2.01%	0.00%	to	1.50%	4.09%	to	5.73%
2013		8,079	$11.38	to	$16.41	$123,072	1.90%	0.00%	to	1.50%	18.60%	to	20.66%
2012		7,612	$9.54	to	$13.64	$96,949	2.16%	0.00%	to	1.50%	13.34%	to	15.11%
2011		6,862	$8.36	to	$11.85	$76,467	1.61%	0.00%	to	1.50%	-6.05%	to	-4.55%
2010		5,947	$8.85	to	$12.42	$70,002	1.19%	0.00%	to	1.50%	12.86%	to	14.58%
Voya Solution 2035 Portfolio - Service 2 Class
2014		840	$15.56	to	$16.79	$13,637	1.95%	0.00%	to	1.55%	3.87%	to	5.53%
2013		889	$14.98	to	$15.91	$13,788	1.62%	0.00%	to	1.55%	18.33%	to	20.17%
2012		1,165	$12.66	to	$13.24	$15,155	1.94%	0.00%	to	1.55%	13.24%	to	14.93%
2011		1,444	$11.18	to	$11.52	$16,464	1.68%	0.00%	to	1.55%	-6.29%	to	-4.79%
2010	04/16/2010	1,425	$11.93	to	$12.10	$17,154	(a)	0.00%	to	1.55%		(a)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution 2045 Portfolio - Adviser Class
2014		7	$15.36	to	$15.44	$114	1.80%	0.35%	to	1.25%		5.49%
2013		7		$14.56		$108	1.78%		0.35%			22.66%
2012		10		$11.87		$117	1.72%		0.35%			14.80%
2011		11		$10.34		$115	1.03%		0.35%			-5.74%
2010		7		$10.97		$80	0.02%		0.35%			14.51%
Voya Solution 2045 Portfolio - Initial Class
2014		114	$10.45	to	$13.76	$1,526	1.83%	0.00%	to	1.20%	5.83%	to	6.34%
2013		102	$12.86	to	$12.94	$1,313	1.98%	0.00%	to	0.45%		23.18%
2012	09/04/2012	77		$10.44		$803	(c)		0.45%			(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)
Voya Solution 2045 Portfolio - Service Class
2014		5,982	$11.86	to	$17.85	$98,309	1.68%	0.00%	to	1.50%	4.51%	to	6.12%
2013		5,814	$11.28	to	$16.82	$90,698	1.67%	0.00%	to	1.50%	21.56%	to	23.77%
2012		5,506	$9.22	to	$13.63	$70,077	1.84%	0.00%	to	1.50%	13.76%	to	15.51%
2011		4,993	$8.06	to	$11.80	$55,372	1.22%	0.00%	to	1.50%	-6.56%	to	-5.12%
2010		4,246	$8.57	to	$12.44	$49,958	0.90%	0.00%	to	1.50%	13.39%	to	15.17%
Voya Solution 2045 Portfolio - Service 2 Class
2014		473	$16.13	to	$17.40	$7,963	1.56%	0.00%	to	1.55%	4.27%	to	5.84%
2013		512	$15.47	to	$16.44	$8,217	1.31%	0.00%	to	1.55%	21.33%	to	23.24%
2012		881	$12.75	to	$13.34	$11,546	1.54%	0.00%	to	1.55%	13.64%	to	15.40%
2011		1,168	$11.22	to	$11.56	$13,383	1.25%	0.00%	to	1.55%	-6.89%	to	-5.40%
2010	04/16/2010	1,142	$12.05	to	$12.22	$13,890	(a)	0.00%	to	1.55%		(a)
Voya Solution 2055 Portfolio - Initial Class
2014		57	$10.48	to	$16.90	$777	1.07%	0.00%	to	1.20%		6.09%
2013		10		$15.60		$155	1.43%		0.45%			23.32%
2012	09/14/2012	10		$12.65		$124	(c)		0.45%			(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution 2055 Portfolio - Service Class
2014		672	$15.03	to	$16.71	$10,817	1.38%	0.00%	to	1.50%	4.63%	to	6.23%
2013		489	$14.28	to	$15.73	$7,472	1.20%	0.00%	to	1.50%	21.65%	to	23.57%
2012		272	$11.67	to	$12.73	$3,384	1.04%	0.00%	to	1.50%	13.86%	to	15.52%
2011		130	$10.20	to	$11.02	$1,414	0.37%	0.05%	to	1.50%	-6.52%	to	-5.16%
2010	06/18/2010	19	$11.50	to	$11.62	$222	(a)	0.05%	to	1.50%		(a)
Voya Solution 2055 Portfolio - Service 2 Class
2014		55	$15.55	to	$16.60	$887	1.53%	0.00%	to	1.40%	4.64%	to	6.14%
2013		45	$14.86	to	$15.64	$683	1.07%	0.00%	to	1.40%	21.60%	to	23.34%
2012		35	$12.22	to	$12.68	$438	0.86%	0.00%	to	1.40%	13.77%	to	15.27%
2011		24	$10.74	to	$11.00	$259	0.46%	0.00%	to	1.45%	-6.43%	to	-5.25%
2010	06/28/2010	15	$11.51	to	$11.61	$174	(a)	0.00%	to	1.25%		(a)
Voya Solution Balanced Portfolio - Service Class
2014		343	$12.06	to	$13.10	$4,280	1.93%	0.25%	to	1.50%	4.78%	to	6.07%
2013		295	$11.51	to	$12.35	$3,502	2.15%	0.25%	to	1.50%	13.92%	to	15.36%
2012		219	$10.10	to	$10.71	$2,273	1.63%	0.25%	to	1.50%	11.97%	to	13.45%
2011		193	$9.02	to	$9.44	$1,775	0.33%	0.25%	to	1.50%	-3.94%	to	-2.68%
2010		131	$9.39	to	$9.70	$1,246	1.11%	0.25%	to	1.50%	11.11%	to	12.40%
Voya Solution Income Portfolio - Adviser Class
2014		14		$14.52		$206	2.34%		0.35%			5.14%
2013		16		$13.81		$221	3.35%		0.35%			6.31%
2012		20		$12.99		$257	3.93%		0.35%			9.16%
2011		25		$11.90		$303	2.00%		0.35%			-0.17%
2010		84	$11.92	to	$12.20	$998	0.63%	0.25%	to	0.40%	8.82%	to	9.03%
Voya Solution Income Portfolio - Initial Class
2014		287	$10.25	to	$11.63	$3,290	3.08%	0.00%	to	1.20%	5.50%	to	6.02%
2013		234	$10.90	to	$10.97	$2,555	3.45%	0.00%	to	0.45%	6.86%	to	7.34%
2012	09/04/2012	193	$10.20	to	$10.22	$1,968	(c)	0.00%	to	0.45%		(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Solution Income Portfolio - Service Class
2014		1,248	$12.57	to	$15.66	$17,739	2.64%	0.00%	to	1.50%	4.23%	to	5.81%
2013		1,106	$11.99	to	$14.81	$15,119	3.65%	0.00%	to	1.50%	5.35%	to	7.01%
2012		1,014	$11.31	to	$13.84	$13,244	5.01%	0.00%	to	1.50%	8.15%	to	9.75%
2011		1,144	$10.40	to	$12.61	$13,757	3.92%	0.00%	to	1.50%	-1.13%	to	0.42%
2010		1,044	$10.46	to	$12.57	$12,512	3.39%	0.00%	to	1.50%	7.95%	to	9.78%
Voya Solution Income Portfolio - Service 2 Class
2014		91	$12.82	to	$13.73	$1,210	2.23%	0.00%	to	1.40%	4.14%	to	5.62%
2013		110	$12.31	to	$13.00	$1,395	3.75%	0.00%	to	1.40%	5.38%	to	6.82%
2012		173	$11.68	to	$12.17	$2,070	4.41%	0.00%	to	1.40%	8.05%	to	9.64%
2011		241	$10.80	to	$11.10	$2,646	3.22%	0.00%	to	1.45%	-1.10%	to	0.27%
2010	04/16/2010	458	$10.93	to	$11.07	$5,049	(a)	0.00%	to	1.40%		(a)
Voya Solution Moderately Conservative Portfolio - Service Class
2014		493	$11.99	to	$13.03	$6,119	2.21%	0.25%	to	1.50%	3.99%	to	5.34%
2013		412	$11.53	to	$12.37	$4,900	2.79%	0.25%	to	1.50%	7.96%	to	9.28%
2012		326	$10.68	to	$11.32	$3,570	1.85%	0.25%	to	1.50%	10.33%	to	11.64%
2011		305	$9.68	to	$10.14	$3,018	0.54%	0.25%	to	1.50%	-2.22%	to	-0.88%
2010		247	$9.90	to	$10.23	$2,487	1.49%	0.25%	to	1.50%	9.51%	to	10.95%
VY® American Century Small-Mid Cap Value Portfolio - Adviser Class
2014		7		$21.99		$153	1.37%		0.35%			11.74%
2013		7		$19.68		$140	0.77%		0.35%			30.68%
2012		8		$15.06		$119	0.87%		0.35%			15.67%
2011		8		$13.02		$110	1.08%		0.35%			-3.77%
2010		6		$13.53		$76	1.56%		0.35%			21.35%
VY® American Century Small-Mid Cap Value Portfolio - Initial Class
2014		1,017	$14.77	to	$19.45	$19,231	1.62%	0.00%	to	1.40%	11.19%	to	12.75%
2013		1,158	$13.22	to	$17.25	$19,547	1.41%	0.00%	to	1.40%	29.96%	to	31.78%
2012		774	$12.65	to	$13.09	$10,028	0.02%	0.00%	to	1.40%	14.90%	to	15.43%
2011	09/19/2011	-	$11.01	to	$11.08	$5	(b)	0.95%	to	1.40%		(b)
2010		(b)		(b)		(b)	(b)		(b)			(b)

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® American Century Small-Mid Cap Value Portfolio - Service Class
2014		2,229	$18.32	to	$32.79	$60,125	1.27%	0.00%	to	1.50%	10.79%	to	12.81%
2013		2,324	$16.43	to	$29.16	$57,450	1.13%	0.00%	to	1.50%	29.40%	to	31.40%
2012		2,169	$13.08	to	$22.20	$43,640	1.22%	0.00%	to	1.50%	14.61%	to	16.40%
2011		2,497	$10.97	to	$19.08	$44,006	1.09%	0.00%	to	1.50%	-4.57%	to	-3.13%
2010		2,506	$11.41	to	$19.70	$45,970	1.09%	0.00%	to	1.50%	20.15%	to	22.06%
VY® Baron Growth Portfolio - Adviser Class
2014		20		$21.18		$420	-		0.35%			3.67%
2013		28		$20.43		$571	0.60%		0.35%			38.04%
2012		96		$14.80		$1,419	-		0.35%			18.97%
2011		99		$12.44		$1,233	-		0.35%			1.55%
2010		102		$12.25		$1,247	-		0.35%			25.77%
VY® Baron Growth Portfolio - Service Class
2014		6,191	$11.08	to	$34.97	$175,509	0.07%	0.00%	to	1.55%	2.76%	to	4.35%
2013		6,705	$10.75	to	$33.72	$186,035	1.30%	0.00%	to	1.55%	36.74%	to	38.89%
2012		6,184	$11.46	to	$24.57	$129,571	-	0.00%	to	1.55%	17.77%	to	19.72%
2011		6,828	$9.66	to	$20.75	$121,607	-	0.00%	to	1.55%	0.69%	to	2.27%
2010		6,913	$9.54	to	$20.51	$122,371	-	0.00%	to	1.75%	24.28%	to	26.62%
VY® Columbia Contrarian Core Portfolio - Service Class
2014		554	$13.53	to	$33.07	$15,271	0.77%	0.00%	to	1.50%	11.13%	to	12.88%
2013		598	$12.10	to	$29.32	$14,676	1.41%	0.00%	to	1.50%	32.75%	to	34.79%
2012		653	$9.06	to	$21.76	$12,097	0.30%	0.00%	to	1.50%	10.57%	to	12.31%
2011		730	$8.15	to	$19.38	$11,915	0.99%	0.00%	to	1.50%	-6.09%	to	-4.66%
2010		843	$8.62	to	$20.33	$14,440	0.40%	0.00%	to	1.50%	10.40%	to	12.01%
VY® Columbia Small Cap Value II Portfolio - Adviser Class
2014		17		$15.23		$254	0.38%		0.35%			3.75%
2013		18		$14.68		$270	0.73%		0.35%			39.15%
2012		26		$10.55		$279	0.39%		0.35%			13.56%
2011		25		$9.29		$234	0.77%		0.35%			-3.23%
2010		3		$9.60		$26	-		0.35%			24.51%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Columbia Small Cap Value II Portfolio - Service Class
2014		293	$15.08	to	$17.12	$4,730	0.18%	0.00%	to	1.50%	2.82%	to	4.33%
2013		337	$14.58	to	$16.45	$5,258	0.84%	0.00%	to	1.50%	37.89%	to	40.00%
2012		293	$10.51	to	$11.78	$3,292	0.25%	0.00%	to	1.50%	12.47%	to	14.14%
2011		312	$9.31	to	$10.34	$3,093	0.51%	0.00%	to	1.50%	-4.18%	to	-2.65%
2010		231	$9.81	to	$10.66	$2,367	1.31%	0.00%	to	1.50%	23.49%	to	24.97%
VY® Fidelity® VIP Mid Cap Portfolio - Service Class
2014		278	$14.73	to	$19.33	$4,092	4.64%	0.00%	to	0.45%	5.21%	to	5.69%
2013		333	$14.00	to	$18.29	$4,661	0.04%	0.00%	to	0.45%	34.74%	to	35.38%
2012		437	$10.39	to	$13.51	$4,543	-	0.00%	to	0.45%		14.30%
2011		692	$11.51	to	$11.82	$7,970	0.17%	0.00%	to	0.50%	-11.53%	to	-11.13%
2010		1,084	$13.01	to	$13.30	$14,099	0.52%	0.00%	to	0.50%	27.55%	to	28.13%
VY® Invesco Comstock Portfolio - Adviser Class
2014		27		$17.95		$482	1.94%		0.35%			8.46%
2013		27		$16.55		$444	0.51%		0.35%			34.33%
2012		27		$12.32		$334	0.95%		0.35%			17.89%
2011		28		$10.45		$297	1.32%		0.35%			-2.70%
2010		29		$10.74		$307	1.02%		0.35%			14.38%
VY® Invesco Comstock Portfolio - Service Class
2014		3,702	$14.52	to	$24.48	$76,270	1.94%	0.00%	to	1.95%	6.98%	to	9.18%
2013		3,594	$13.42	to	$22.70	$69,828	0.81%	0.00%	to	1.95%	32.35%	to	35.10%
2012		3,281	$10.03	to	$17.01	$48,799	1.24%	0.00%	to	1.95%	16.31%	to	18.73%
2011		3,682	$8.53	to	$14.49	$46,669	1.37%	0.00%	to	1.95%	-3.92%	to	-2.12%
2010		4,016	$8.79	to	$14.95	$52,549	1.29%	0.00%	to	1.95%	12.86%	to	15.17%
VY® Invesco Equity and Income Portfolio - Adviser Class
2014		95		$17.67		$1,674	1.61%		0.35%			8.07%
2013		50		$16.35		$811	1.05%		0.35%			23.86%
2012		54		$13.20		$712	1.62%		0.35%			11.86%
2011		55		$11.80		$649	2.05%		0.35%			-1.91%
2010		43		$12.03		$523	1.38%		0.35%			11.39%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Invesco Equity and Income Portfolio - Initial Class
2014		20,175	$10.23	to	$20.99	$350,430	1.75%	0.00%	to	1.95%	1.44%	to	11.71%
2013		15,175	$13.78	to	$19.26	$260,310	1.40%	0.00%	to	1.95%	20.81%	to	30.53%
2012		16,784	$11.13	to	$15.37	$232,827	2.34%	0.00%	to	1.95%	5.06%	to	12.81%
2011		18,261	$9.95	to	$13.67	$228,833	2.23%	0.00%	to	1.95%	-3.03%	to	-1.01%
2010		19,572	$10.15	to	$13.81	$249,741	1.82%	0.00%	to	1.95%	10.19%	to	17.25%
VY® Invesco Equity and Income Portfolio - Service Class
2014		229	$10.57	to	$60.47	$3,362	3.93%	0.00%	to	1.25%		7.61%
2013		6	$52.41	to	$54.02	$300	1.04%	1.00%	to	1.25%	23.09%	to	23.39%
2012		6	$42.58	to	$43.78	$277	1.98%	1.00%	to	1.25%	11.12%	to	11.40%
2011		6	$38.32	to	$39.30	$229	2.26%	1.00%	to	1.25%	-2.54%	to	-2.31%
2010		5	$39.32	to	$40.23	$214	1.65%	1.00%	to	1.25%	10.64%	to	10.92%
VY® JPMorgan Mid Cap Value Portfolio - Adviser Class
2014		18		$22.26		$406	0.52%		0.35%			14.27%
2013		19		$19.48		$364	0.28%		0.35%			30.74%
2012		23		$14.90		$348	0.61%		0.35%			19.30%
2011		25		$12.49		$308	0.58%		0.35%			1.30%
2010		31		$12.33		$378	0.60%		0.35%			22.20%
VY® JPMorgan Mid Cap Value Portfolio - Initial Class
2014		461		$15.06		$6,939	1.19%		0.95%			14.18%
2013		375		$13.19		$4,945	1.27%		0.95%			30.72%
2012	09/14/2012	90		$10.09		$904	(c)		0.95%			(c)
2011		(c)		(c)		(c)	(c)		(c)			(c)
2010		(c)		(c)		(c)	(c)		(c)			(c)
VY® JPMorgan Mid Cap Value Portfolio - Service Class
2014		2,205	$17.67	to	$35.87	$68,476	0.84%	0.00%	to	1.55%	13.20%	to	14.99%
2013		2,217	$15.51	to	$31.20	$60,174	0.65%	0.00%	to	1.55%	29.54%	to	31.58%
2012		1,951	$11.89	to	$23.72	$40,437	0.76%	0.00%	to	1.55%	18.23%	to	20.04%
2011		1,760	$10.00	to	$19.76	$30,683	0.83%	0.00%	to	1.50%	0.29%	to	1.88%
2010		1,790	$9.91	to	$19.41	$30,952	0.77%	0.00%	to	1.55%	21.11%	to	23.01%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® Oppenheimer Global Portfolio - Adviser Class
2014		33		$17.17		$559	0.86%		0.35%			1.48%
2013		36		$16.92		$609	0.99%		0.35%			25.99%
2012		45		$13.43		$601	0.90%		0.35%			20.77%
2011		46		$11.12		$515	1.20%		0.35%			-8.93%
2010		40		$12.21		$483	1.39%		0.35%			15.08%
VY® Oppenheimer Global Portfolio - Initial Class
2014		30,400	$12.85	to	$21.73	$576,327	1.18%	0.00%	to	1.80%	-2.86%	to	5.83%
2013		33,227	$12.67	to	$21.19	$621,059	1.36%	0.00%	to	1.80%	17.76%	to	32.35%
2012		36,131	$10.06	to	$16.66	$540,715	1.29%	0.00%	to	1.80%	15.61%	to	21.70%
2011		40,001	$8.34	to	$13.73	$498,449	1.52%	0.00%	to	1.65%	-9.60%	to	-8.10%
2010		43,210	$9.16	to	$14.94	$591,369	1.57%	0.00%	to	1.80%	14.05%	to	21.88%
VY® Oppenheimer Global Portfolio - Service Class
2014		50	$21.26	to	$21.95	$1,101	1.02%	1.00%	to	1.25%	0.81%	to	1.11%
2013		49	$21.09	to	$21.71	$1,061	1.17%	1.00%	to	1.25%	25.31%	to	25.56%
2012		47	$16.83	to	$17.29	$815	1.10%	1.00%	to	1.25%	19.79%	to	20.15%
2011		44	$14.05	to	$14.39	$638	1.40%	1.00%	to	1.25%	-9.53%	to	-9.33%
2010		41	$15.53	to	$15.87	$647	1.41%	1.00%	to	1.25%	14.36%	to	14.67%
VY® Pioneer High Yield Portfolio - Initial Class
2014		2,359	$17.04	to	$20.67	$43,987	5.14%	0.00%	to	1.95%	-1.64%	to	0.34%
2013		1,896	$17.14	to	$20.60	$35,918	4.80%	0.00%	to	1.95%	10.14%	to	12.34%
2012		1,358	$15.39	to	$18.34	$23,376	6.02%	0.00%	to	1.95%	13.96%	to	16.22%
2011		1,281	$13.37	to	$15.78	$19,191	6.17%	0.00%	to	1.95%	-2.62%	to	-0.69%
2010		1,177	$13.58	to	$15.89	$17,901	6.06%	0.00%	to	1.95%	16.67%	to	19.10%
VY® Pioneer High Yield Portfolio - Service Class
2014		41	$17.98	to	$19.78	$788	4.71%	0.25%	to	1.35%	-1.21%	to	-0.15%
2013		36	$18.20	to	$19.81	$698	4.30%	0.25%	to	1.35%	10.68%	to	11.38%
2012		27	$16.41	to	$17.31	$466	5.82%	0.60%	to	1.40%	14.35%	to	15.08%
2011		27	$14.41	to	$15.25	$393	5.50%	0.35%	to	1.35%	-2.31%	to	-1.29%
2010		25	$14.71	to	$15.45	$370	5.44%	0.35%	to	1.40%	17.02%	to	18.30%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Adviser Class
2014		18		$21.65		$386	-		0.35%			10.91%
2013		20		$19.52		$389	0.23%		0.35%			33.97%
2012		32		$14.57		$465	-		0.35%			15.27%
2011		32		$12.64		$409	0.23%		0.35%			-4.53%
2010		34		$13.24		$451	-		0.35%			27.31%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Initial Class
2014		17,649	$16.72	to	$37.97	$404,023	0.27%	0.00%	to	1.50%	4.50%	to	14.29%
2013		18,991	$15.09	to	$23.21	$393,263	0.29%	0.00%	to	1.50%	29.45%	to	38.68%
2012		20,973	$11.26	to	$17.17	$324,303	0.52%	0.00%	to	1.50%	11.41%	to	16.10%
2011		22,944	$9.79	to	$14.79	$309,528	0.35%	0.00%	to	1.50%	-5.15%	to	-3.64%
2010		24,412	$10.25	to	$15.35	$345,307	0.28%	0.00%	to	1.50%	26.65%	to	31.82%
VY® T. Rowe Price Diversified Mid Cap Growth Portfolio - Service Class
2014		53	$16.17	to	$24.79	$1,070	-	0.00%	to	1.30%	10.19%	to	11.67%
2013		48	$14.67	to	$22.20	$859	0.14%	0.00%	to	1.30%	33.06%	to	34.71%
2012		43	$11.02	to	$16.48	$586	0.17%	0.00%	to	1.30%	14.43%	to	15.89%
2011		47	$9.63	to	$14.22	$580	0.18%	0.00%	to	1.25%	-5.12%	to	-3.92%
2010		43	$10.15	to	$14.80	$562	-	0.00%	to	1.25%	26.47%	to	28.14%
VY® T. Rowe Price Growth Equity Portfolio - Adviser Class
2014		73		$20.36		$1,484	-		0.35%			7.78%
2013		83		$18.89		$1,561	-		0.35%			38.08%
2012		89		$13.68		$1,224	-		0.35%			17.93%
2011		98		$11.60		$1,139	-		0.35%			-1.94%
2010		101		$11.83		$1,195	-		0.35%			15.87%
VY® T. Rowe Price Growth Equity Portfolio - Initial Class
2014		9,293	$15.91	to	$48.96	$337,335	-	0.00%	to	1.50%	7.06%	to	8.71%
2013		9,672	$14.77	to	$45.48	$326,039	0.02%	0.00%	to	1.50%	37.17%	to	39.28%
2012		9,885	$10.71	to	$32.97	$247,651	0.17%	0.00%	to	1.50%	17.11%	to	18.92%
2011		9,608	$9.08	to	$28.03	$208,716	-	0.00%	to	1.50%	-2.57%	to	-1.06%
2010		10,050	$9.27	to	$28.62	$223,428	0.04%	0.00%	to	1.50%	15.11%	to	16.88%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
VY® T. Rowe Price Growth Equity Portfolio - Service Class
2014		180	$20.39	to	$24.39	$4,148	-	0.00%	to	1.45%	6.87%	to	8.40%
2013		182	$18.89	to	$22.72	$3,895	0.03%	0.00%	to	1.55%	36.78%	to	38.90%
2012		176	$13.81	to	$16.52	$2,729	-	0.00%	to	1.55%	16.74%	to	18.62%
2011		156	$11.83	to	$14.07	$2,053	-	0.00%	to	1.55%	-2.79%	to	-1.33%
2010		152	$12.17	to	$14.40	$2,022	0.06%	0.00%	to	1.55%	14.81%	to	16.61%
VY® Templeton Foreign Equity Portfolio - Adviser Class
2014		40		$10.13		$409	2.11%		0.35%			-7.40%
2013		49		$10.94		$539	1.09%		0.35%			19.30%
2012		61		$9.17		$562	1.18%		0.35%			17.87%
2011		59		$7.78		$457	2.05%		0.35%			-12.68%
2010		36		$8.91		$324	1.86%		0.35%			7.87%
VY® Templeton Foreign Equity Portfolio - Initial Class
2014		9,958	$9.63	to	$10.73	$99,808	2.55%	0.00%	to	1.50%	-7.97%	to	-6.53%
2013		10,606	$10.46	to	$11.48	$114,872	1.48%	0.00%	to	1.50%	18.46%	to	20.21%
2012		11,465	$8.83	to	$9.55	$104,253	1.62%	0.00%	to	1.50%	17.08%	to	18.93%
2011		10,100	$7.54	to	$8.03	$77,991	1.95%	0.00%	to	1.50%	-13.36%	to	-12.05%
2010		10,877	$8.70	to	$9.13	$96,382	2.20%	0.00%	to	1.50%	7.22%	to	9.74%
VY® Templeton Foreign Equity Portfolio - Service Class
2014		26	$11.37	to	$12.84	$328	2.03%	0.00%	to	1.40%	-8.23%	to	-6.89%
2013		27	$12.39	to	$13.79	$362	1.24%	0.00%	to	1.40%	18.34%	to	19.91%
2012		25	$10.47	to	$11.50	$284	2.16%	0.00%	to	1.40%	16.98%	to	18.68%
2011		9	$8.95	to	$9.69	$86	1.15%	0.00%	to	1.40%	-13.44%	to	-12.23%
2010		8	$10.32	to	$11.04	$88	2.76%	0.00%	to	1.45%	7.04%	to	8.55%
Voya Core Equity Research Fund - Class A
2014		7	$23.57	to	$25.32	$167	1.82%	0.35%	to	1.55%	8.40%	to	9.42%
2013		7	$22.13	to	$23.14	$162	0.57%	0.35%	to	1.25%	28.96%	to	30.15%
2012		11	$17.16	to	$17.78	$190	1.06%	0.35%	to	1.25%	16.02%	to	17.05%
2011		13	$14.79	to	$15.19	$189	1.03%	0.35%	to	1.25%	-1.66%	to	-0.78%
2010		13	$14.99	to	$15.29	$200	0.61%	0.40%	to	1.40%	10.95%	to	12.10%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Strategic Allocation Conservative Portfolio - Class I
2014		1,725	$12.95	to	$28.93	$38,249	2.71%	0.00%	to	1.50%	4.98%	to	6.63%
2013		1,821	$12.26	to	$27.13	$37,570	2.58%	0.00%	to	1.60%	10.41%	to	12.39%
2012		1,798	$11.03	to	$24.14	$33,238	2.70%	0.00%	to	1.70%	10.62%	to	12.32%
2011		1,920	$9.91	to	$21.55	$31,636	4.08%	0.00%	to	1.60%	0.18%	to	1.80%
2010		1,876	$9.82	to	$21.17	$30,602	4.39%	0.00%	to	1.60%	9.40%	to	11.10%
Voya Strategic Allocation Growth Portfolio - Class I
2014		3,394	$12.34	to	$30.84	$75,559	2.04%	0.00%	to	1.95%	4.45%	to	6.63%
2013		3,607	$11.68	to	$28.95	$76,061	1.71%	0.00%	to	1.95%	20.03%	to	22.45%
2012		3,688	$9.63	to	$23.66	$64,806	1.57%	0.00%	to	1.95%	12.70%	to	15.09%
2011		3,981	$8.45	to	$20.63	$61,425	2.68%	0.00%	to	1.95%	-4.75%	to	-2.89%
2010		4,056	$8.78	to	$21.25	$65,533	3.58%	0.00%	to	1.95%	10.82%	to	13.15%
Voya Strategic Allocation Moderate Portfolio - Class I
2014		3,238	$12.54	to	$29.32	$68,770	2.33%	0.00%	to	1.60%	4.94%	to	6.71%
2013		3,358	$11.86	to	$27.50	$67,281	2.15%	0.00%	to	1.60%	14.74%	to	16.58%
2012		3,554	$10.27	to	$23.66	$61,420	2.13%	0.00%	to	1.70%	11.85%	to	13.66%
2011		3,774	$9.12	to	$20.83	$57,881	3.49%	0.00%	to	1.60%	-2.21%	to	-0.57%
2010		3,928	$9.26	to	$20.95	$61,501	3.92%	0.00%	to	1.60%	10.25%	to	12.15%
Voya Growth and Income Portfolio - Class A
2014		101		$15.77		$1,598	1.56%		0.35%			9.82%
2013		111		$14.36		$1,598	1.09%		0.35%			29.60%
2012		71		$11.08		$785	1.34%		0.35%			14.82%
2011		89		$9.65		$856	1.09%		0.35%			-1.03%
2010		62		$9.75		$606	0.99%		0.35%			13.11%
Voya Growth and Income Portfolio - Class I
2014		37,723	$14.38	to	$502.14	$1,371,748	1.94%	0.00%	to	1.95%	8.58%	to	10.72%
2013		41,976	$13.11	to	$457.82	$1,391,126	1.38%	0.00%	to	1.95%	28.10%	to	31.00%
2012		42,100	$10.12	to	$353.70	$1,068,514	1.84%	0.00%	to	1.95%	13.53%	to	15.77%
2011		47,467	$8.82	to	$308.39	$1,044,149	1.24%	0.00%	to	1.95%	-2.23%	to	-0.22%
2010		52,699	$8.93	to	$312.14	$1,177,617	1.06%	0.00%	to	1.95%	11.92%	to	14.24%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Growth and Income Portfolio - Class S
2014		15	$15.29	to	$22.95	$281	1.62%	0.10%	to	1.55%	8.70%	to	10.33%
2013		12	$13.98	to	$20.81	$212	0.06%	0.10%	to	1.55%	28.36%	to	30.26%
2012		533	$10.84	to	$16.04	$6,121	1.47%	0.00%	to	1.55%	13.73%	to	15.45%
2011		737	$9.58	to	$13.95	$7,254	2.00%	0.00%	to	1.55%	-1.72%	to	-0.50%
2010		141	$9.70	to	$14.09	$1,467	1.02%	0.00%	to	1.50%	12.15%	to	13.84%
Voya Index Plus LargeCap Portfolio - Class I
2014		11,978	$13.30	to	$37.36	$348,666	1.47%	0.00%	to	1.95%	11.70%	to	13.92%
2013		12,649	$11.85	to	$32.83	$325,012	1.82%	0.00%	to	1.95%	30.24%	to	32.92%
2012		13,613	$9.05	to	$24.77	$269,213	1.66%	0.00%	to	1.95%	12.30%	to	14.50%
2011		15,065	$8.03	to	$21.65	$262,851	1.90%	0.00%	to	1.95%	-2.07%	to	-0.05%
2010		16,582	$8.16	to	$21.66	$292,131	1.93%	0.00%	to	1.95%	11.70%	to	14.02%
Voya Index Plus LargeCap Portfolio - Class S
2014		18		$17.76		$318	1.23%		0.35%			13.12%
2013		21		$15.70		$335	1.42%		0.35%			32.27%
2012		31		$11.87		$368	1.60%		0.35%			13.70%
2011		37		$10.44		$383	1.64%		0.35%			-0.76%
2010		33		$10.52		$348	1.94%		0.35%			13.24%
Voya Index Plus MidCap Portfolio - Class I
2014		9,910	$15.76	to	$46.11	$366,118	0.77%	0.00%	to	1.95%	7.44%	to	9.90%
2013		10,694	$14.52	to	$42.09	$365,883	1.15%	0.00%	to	1.95%	31.89%	to	34.56%
2012		11,422	$10.89	to	$31.28	$298,981	0.91%	0.00%	to	1.95%	15.57%	to	17.73%
2011		12,437	$9.33	to	$26.58	$280,455	0.84%	0.00%	to	1.85%	-2.94%	to	-1.12%
2010		13,426	$9.53	to	$26.88	$307,653	1.06%	0.00%	to	2.10%	19.36%	to	21.95%
Voya Index Plus MidCap Portfolio - Class S
2014		19		$19.37		$364	0.69%		0.35%			8.94%
2013		28		$17.78		$503	0.90%		0.35%			33.78%
2012		29		$13.29		$387	0.52%		0.35%			16.99%
2011		34		$11.36		$389	0.41%		0.35%			-1.73%
2010		51		$11.56		$590	0.94%		0.35%			21.05%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Index Plus SmallCap Portfolio - Class I
2014		5,601	$15.13	to	$32.63	$149,688	0.63%	0.00%	to	1.95%	3.40%	to	5.43%
2013		6,051	$14.48	to	$30.95	$154,881	0.94%	0.00%	to	1.95%	39.95%	to	42.71%
2012		6,083	$10.24	to	$21.69	$109,978	0.58%	0.00%	to	1.95%	10.36%	to	12.38%
2011		6,805	$9.19	to	$19.30	$110,537	0.86%	0.00%	to	1.80%	-2.52%	to	-0.72%
2010		7,455	$9.34	to	$19.44	$122,910	0.69%	0.00%	to	2.10%	20.30%	to	22.86%
Voya Index Plus SmallCap Portfolio - Class S
2014		16		$17.50		$278	0.39%		0.35%			4.92%
2013		14		$16.68		$236	0.49%		0.35%			41.72%
2012		15		$11.77		$176	-		0.35%			11.78%
2011		17		$10.53		$181	0.60%		0.35%			-1.31%
2010		14		$10.67		$154	0.72%		0.35%			22.08%
Voya International Index Portfolio - Class I
2014		2,753	$8.78	to	$16.46	$26,942	0.83%	0.00%	to	1.65%	-7.48%	to	-5.95%
2013		2,524	$9.41	to	$17.67	$26,714	2.24%	0.00%	to	1.80%	19.26%	to	21.45%
2012		2,347	$7.89	to	$14.68	$20,592	2.78%	0.00%	to	1.80%	16.54%	to	18.84%
2011		2,344	$6.77	to	$12.49	$17,553	2.70%	0.00%	to	1.80%	-13.76%	to	-12.20%
2010		2,334	$7.85	to	$14.36	$20,151	3.45%	0.00%	to	1.80%	6.27%	to	8.01%
Voya International Index Portfolio - Class S
2014		-		$15.95		$7	-		0.35%			-6.51%
2013		-		$17.06		$6	-		0.35%			20.65%
2012		-		$14.14		$5	-		0.35%			18.03%
2011		1		$11.98		$7	-		0.35%			-12.75%
2010		1		$13.73		$13	6.25%		0.35%			7.27%
Voya Russell™ Large Cap Growth Index Portfolio - Class I
2014		769	$23.33	to	$25.39	$18,455	1.11%	0.00%	to	1.50%	11.41%	to	13.10%
2013		563	$20.94	to	$22.45	$12,039	1.35%	0.00%	to	1.50%	30.06%	to	31.98%
2012		547	$16.10	to	$17.01	$8,965	1.14%	0.00%	to	1.50%	12.75%	to	14.47%
2011		367	$14.28	to	$14.86	$5,308	1.31%	0.00%	to	1.50%	2.66%	to	4.21%
2010		274	$13.91	to	$14.26	$3,841	0.64%	0.00%	to	1.50%	11.10%	to	12.82%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Russell™ Large Cap Growth Index Portfolio - Class S
2014		43	$23.54	to	$25.04	$1,040	1.10%	0.00%	to	1.10%	11.95%	to	12.74%
2013		45	$21.00	to	$22.21	$956	1.17%	0.00%	to	1.20%	30.17%	to	31.71%
2012		36	$16.02	to	$16.87	$585	0.86%	0.00%	to	1.35%	12.78%	to	14.26%
2011		41	$14.06	to	$14.63	$581	1.10%	0.00%	to	1.35%	2.52%	to	3.87%
2010		37	$13.60	to	$14.12	$508	0.46%	0.00%	to	1.35%	10.94%	to	12.47%
Voya Russell™ Large Cap Index Portfolio - Class I
2014		3,365	$14.76	to	$16.39	$52,083	1.45%	0.00%	to	1.65%	11.06%	to	12.96%
2013		2,704	$13.18	to	$14.51	$37,350	1.48%	0.00%	to	1.80%	29.72%	to	32.03%
2012		2,210	$10.16	to	$10.99	$23,318	2.28%	0.00%	to	1.80%	13.39%	to	15.56%
2011		1,513	$8.96	to	$9.51	$13,923	1.53%	0.00%	to	1.80%	0.79%	to	2.59%
2010		1,295	$8.89	to	$9.27	$11,717	3.25%	0.00%	to	1.80%	10.48%	to	12.23%
Voya Russell™ Large Cap Index Portfolio - Class S
2014		17		$23.81		$412	0.95%		0.95%			11.52%
2013		10		$21.35		$221	0.70%		0.95%			30.50%
2012		4		$16.36		$65	2.70%		0.95%			14.17%
2011		1		$14.33		$9	-		0.95%			1.20%
2010	10/04/2010	1		$14.16		$10	(a)		0.95%			(a)
Voya Russell™ Large Cap Value Index Portfolio - Class I
2014		18	$21.54	to	$21.66	$399	1.57%	1.15%	to	1.25%	11.03%	to	11.13%
2013		19	$19.40	to	$19.49	$365	1.61%	1.15%	to	1.25%	30.20%	to	30.37%
2012		17	$14.90	to	$14.95	$255	1.82%	1.15%	to	1.25%	14.79%	to	14.91%
2011		14	$12.98	to	$13.01	$184	1.22%	1.15%	to	1.25%	-0.38%	to	-0.31%
2010		11	$13.03	to	$13.05	$145	1.79%	1.15%	to	1.25%	9.96%	to	10.03%
Voya Russell™ Large Cap Value Index Portfolio - Class S
2014		382	$20.94	to	$22.79	$8,242	1.23%	0.00%	to	1.50%	10.56%	to	12.21%
2013		312	$18.94	to	$20.31	$6,058	1.54%	0.00%	to	1.50%	29.46%	to	31.46%
2012		264	$14.63	to	$15.45	$3,936	1.55%	0.00%	to	1.50%	14.21%	to	15.90%
2011		215	$12.81	to	$13.33	$2,795	1.56%	0.00%	to	1.50%	-0.93%	to	0.60%
2010		180	$12.93	to	$13.25	$2,346	1.44%	0.00%	to	1.50%	9.48%	to	11.16%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya Russell™ Mid Cap Growth Index Portfolio - Class S
2014		387	$25.30	to	$27.53	$10,138	0.21%	0.00%	to	1.50%	9.48%	to	11.10%
2013		358	$23.11	to	$24.78	$8,513	0.67%	0.00%	to	1.50%	32.89%	to	34.89%
2012		325	$17.39	to	$18.37	$5,776	0.35%	0.00%	to	1.50%	13.73%	to	15.46%
2011		335	$15.29	to	$15.91	$5,207	0.45%	0.00%	to	1.50%	-3.65%	to	-2.15%
2010		291	$15.87	to	$16.26	$4,652	0.29%	0.00%	to	1.50%	23.98%	to	25.85%
Voya Russell™ Mid Cap Index Portfolio - Class I
2014		3,618	$16.29	to	$18.17	$62,848	0.96%	0.00%	to	1.65%	10.89%	to	12.72%
2013		2,845	$14.57	to	$16.12	$44,130	1.11%	0.00%	to	1.80%	31.86%	to	34.11%
2012		2,011	$11.05	to	$12.02	$23,380	0.87%	0.00%	to	1.80%	14.86%	to	17.04%
2011		786	$9.62	to	$10.27	$7,784	1.25%	0.00%	to	1.80%	-3.61%	to	-2.12%
2010		638	$9.98	to	$10.40	$6,503	0.52%	0.25%	to	1.80%	23.31%	to	25.00%
Voya Russell™ Small Cap Index Portfolio - Class I
2014		1,730	$16.31	to	$18.20	$29,802	0.98%	0.00%	to	1.65%	3.23%	to	4.96%
2013		1,437	$15.67	to	$17.34	$23,761	1.25%	0.00%	to	1.80%	36.26%	to	38.72%
2012		1,049	$11.50	to	$12.50	$12,589	0.79%	0.00%	to	1.80%	13.97%	to	16.06%
2011		648	$10.09	to	$10.77	$6,728	0.90%	0.00%	to	1.80%	-5.61%	to	-3.93%
2010		482	$10.69	to	$11.21	$5,262	0.47%	0.00%	to	1.80%	24.51%	to	26.16%
Voya Small Company Portfolio - Class I
2014		3,880	$16.28	to	$56.62	$151,114	0.35%	0.00%	to	1.50%	4.94%	to	6.51%
2013		4,235	$15.42	to	$52.98	$155,627	0.51%	0.00%	to	1.50%	35.67%	to	37.83%
2012		4,493	$11.29	to	$38.48	$122,521	0.41%	0.00%	to	1.50%	12.81%	to	14.53%
2011		4,827	$9.95	to	$33.68	$116,910	0.40%	0.00%	to	1.50%	-3.94%	to	-2.48%
2010		5,153	$10.30	to	$34.54	$129,660	0.52%	0.00%	to	1.50%	22.55%	to	24.44%
Voya Small Company Portfolio - Class S
2014		14		$21.36		$301	-		0.35%			5.90%
2013		15		$20.17		$299	0.40%		0.35%			36.93%
2012		14		$14.73		$207	-		0.35%			13.83%
2011		14		$12.94		$184	-		0.35%			-3.00%
2010		11		$13.34		$149	-		0.35%			23.52%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya International Value Portfolio - Class I
2014		3,643	$8.20	to	$17.36	$52,469	3.33%	0.00%	to	1.50%	-6.40%	to	-4.93%
2013		4,006	$8.71	to	$18.26	$62,868	2.58%	0.00%	to	1.55%	19.44%	to	21.25%
2012		4,356	$7.25	to	$15.06	$59,954	2.51%	0.00%	to	1.50%	17.41%	to	19.24%
2011		5,279	$6.14	to	$12.70	$62,017	2.61%	0.00%	to	1.55%	-16.21%	to	-14.84%
2010		6,060	$7.28	to	$15.07	$84,378	2.04%	0.00%	to	1.70%	0.73%	to	2.49%
Voya International Value Portfolio - Class S
2014		12		$12.69		$148	3.23%		0.35%			-5.51%
2013		17		$13.43		$224	2.26%		0.35%			20.45%
2012		20		$11.15		$218	2.34%		0.35%			18.62%
2011		22		$9.40		$210	2.54%		0.35%			-15.24%
2010		24		$11.09		$263	1.83%		0.35%			1.93%
Voya MidCap Opportunities Portfolio - Class I
2014		5,371	$13.03	to	$31.20	$131,603	0.41%	0.00%	to	1.50%	7.23%	to	8.85%
2013		5,043	$12.14	to	$28.81	$113,492	0.04%	0.00%	to	1.50%	29.99%	to	31.99%
2012		2,646	$9.83	to	$21.94	$49,515	0.59%	0.00%	to	1.50%	12.48%	to	14.21%
2011		1,972	$11.38	to	$19.31	$32,603	-	0.00%	to	1.50%	-1.94%	to	-0.51%
2010		1,410	$11.54	to	$18.47	$23,611	0.72%	0.00%	to	1.50%	28.37%	to	30.35%
Voya MidCap Opportunities Portfolio - Class S
2014		67	$18.59	to	$25.19	$1,396	0.29%	0.20%	to	1.55%	6.90%	to	8.16%
2013		74	$17.39	to	$23.29	$1,401	-	0.00%	to	1.55%	29.68%	to	31.62%
2012		122	$13.41	to	$17.75	$1,742	0.42%	0.00%	to	1.55%	12.33%	to	13.94%
2011		164	$12.00	to	$15.64	$2,056	-	0.00%	to	1.35%	-2.12%	to	-0.97%
2010		198	$12.22	to	$15.81	$2,514	0.57%	0.15%	to	1.75%		29.48%
Voya SmallCap Opportunities Portfolio - Class I
2014		2,382	$11.05	to	$28.97	$42,392	-	0.00%	to	1.75%	4.01%	to	5.63%
2013		2,427	$13.46	to	$27.49	$41,575	-	0.00%	to	1.50%	37.03%	to	39.05%
2012		2,283	$9.77	to	$19.73	$28,744	-	0.00%	to	1.75%	13.45%	to	14.88%
2011		1,989	$10.26	to	$17.18	$21,998	-	0.20%	to	1.50%	-0.68%	to	0.60%
2010		1,873	$10.33	to	$17.09	$20,701	-	0.00%	to	1.50%	30.43%	to	32.13%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Voya SmallCap Opportunities Portfolio - Class S
2014		6		$23.41		$139	-		0.35%			4.98%
2013		5		$22.30		$108	-		0.35%			38.25%
2012		5		$16.13		$80	-		0.35%			14.56%
2011		6		$14.08		$86	-		0.35%			0.14%
2010		15		$14.06		$213	-		0.35%			31.65%
Wanger International
2014		3,757	$11.02	to	$13.06	$46,020	1.53%	0.00%	to	1.60%	-5.94%	to	-4.35%
2013		3,586	$11.63	to	$13.66	$46,354	2.71%	0.00%	to	1.60%	20.51%	to	22.40%
2012		3,149	$9.59	to	$11.16	$33,558	1.33%	0.00%	to	1.60%	19.74%	to	21.64%
2011		2,787	$7.96	to	$9.18	$24,628	5.06%	0.00%	to	1.50%	-15.91%	to	-14.60%
2010		2,483	$9.42	to	$10.75	$25,898	2.55%	0.00%	to	1.55%	23.00%	to	25.03%
Wanger Select
2014		3,331	$12.99	to	$24.14	$73,151	-	0.00%	to	1.75%	1.39%	to	3.43%
2013		4,455	$12.71	to	$23.40	$96,025	0.28%	0.00%	to	1.75%	32.27%	to	34.62%
2012		5,096	$9.53	to	$17.39	$82,307	0.44%	0.00%	to	1.75%	16.36%	to	18.47%
2011		5,695	$8.12	to	$14.68	$78,376	2.26%	0.00%	to	1.75%	-19.10%	to	-17.67%
2010		6,108	$9.95	to	$17.83	$102,870	0.53%	0.00%	to	1.75%	24.65%	to	26.60%
Wanger USA
2014		2,947	$13.70	to	$25.84	$68,668	-	0.00%	to	1.75%	2.96%	to	4.79%
2013		3,280	$13.20	to	$24.83	$73,254	0.14%	0.00%	to	1.75%	31.46%	to	33.78%
2012		3,344	$9.97	to	$18.69	$56,213	0.36%	0.00%	to	1.75%	18.15%	to	20.04%
2011		2,848	$9.63	to	$15.69	$40,134	-	0.00%	to	1.50%	-4.88%	to	-3.46%
2010		2,442	$10.06	to	$16.37	$35,896	-	0.00%	to	1.50%	21.50%	to	23.35%
Washington Mutual Investors FundSM - Class R-3
2014		242	$17.84	to	$21.12	$4,859	1.46%	0.00%	to	1.55%	9.11%	to	10.81%
2013		260	$16.35	to	$19.06	$4,722	1.98%	0.00%	to	1.55%	29.45%	to	31.45%
2012		317	$12.63	to	$14.50	$4,381	1.92%	0.00%	to	1.55%	10.40%	to	12.06%
2011		361	$11.44	to	$12.94	$4,465	1.96%	0.00%	to	1.55%	5.05%	to	6.68%
2010		389	$10.89	to	$12.13	$4,515	1.98%	0.00%	to	1.55%	11.12%	to	13.05%

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY COMPANY
Notes to Financial Statements

	Fund						Investment
	Inception	Units	Unit Fair Value			Net Assets	Income	Expense RatioC			Total ReturnD
	DateA	(000's)	(lowest to highest)			(000's)	RatioB	(lowest to highest)			(lowest to highest)
Washington Mutual Investors FundSM - Class R-4
2014		6,771	$14.52	to	$21.76	$132,246	1.70%	0.00%	to	1.50%	9.53%	to	11.16%
2013		6,678	$13.18	to	$19.59	$118,569	2.35%	0.00%	to	1.50%	29.82%	to	31.93%
2012		6,972	$10.09	to	$14.88	$94,956	2.25%	0.00%	to	1.50%	10.80%	to	12.47%
2011		7,177	$9.05	to	$13.14	$87,837	2.21%	0.00%	to	1.50%	5.41%	to	6.90%
2010		7,137	$8.54	to	$12.26	$82,473	2.28%	0.00%	to	1.50%	11.57%	to	13.43%
Wells Fargo Advantage Small Cap Value Fund - Class A
2014		7		$15.12		$108	0.90%		1.00%			2.44%
2013		8		$14.76		$115	-		1.00%			13.80%
2012		10		$12.97		$135	0.82%		1.00%			12.00%
2011		9		$11.58		$108	-		1.00%			-8.46%
2010		9		$12.65		$118	0.97%		1.00%			18.11%
Wells Fargo Advantage Special Small Cap Value Fund - Class A
2014		3,271	$15.93	to	$41.74	$118,489	0.75%	0.00%	to	1.50%	5.77%	to	7.34%
2013		3,477	$14.97	to	$38.91	$118,565	0.12%	0.00%	to	1.50%	36.00%	to	38.06%
2012		3,766	$10.94	to	$28.21	$94,083	-	0.00%	to	1.50%	11.78%	to	13.50%
2011		4,004	$9.73	to	$24.89	$89,066	-	0.00%	to	1.55%	-3.69%	to	-2.15%
2010		4,325	$10.04	to	$25.47	$99,165	-	0.00%	to	1.55%	20.70%	to	22.54%

(a)	As investment Division had no investments until 2010, this data is not meaningful and is therefore not presented.
(b)	As investment Division had no investments until 2011, this data is not meaningful and is therefore not presented.
(c)	As investment Division had no investments until 2012, this data is not meaningful and is therefore not presented.
(d)	As investment Division had no investments until 2013, this data is not meaningful and is therefore not presented.
(e)	As investment Division had no investments until 2014, this data is not meaningful and is therefore not presented.
(f)	As investment Division is wholly comprised of new contracts at the end of the year, this data is not meaningful and is therefore not presented.

A	The Fund Inception Date represents the first date the fund received money.
B
The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets. The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.

C
The Expense Ratio considers only the annualized contract expenses borne directly by the Account, excluding expenses charged through the redemption of units, and is equal to the mortality and expense, administrative, and other charges, as defined in the Charges and Fees note. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

D
Total Return is calculated as the change in unit value for each Contract presented in the Statements of Assets and Liabilities. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)

C-1

Report of Independent Registered Public Accounting Firm

The Board of Directors
Voya Retirement Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of Voya Retirement Insurance and Annuity Company and subsidiaries as of December 31, 2014 and 2013, and the related consolidated statements of operations, comprehensive income, changes in shareholder's equity, and cash flows for each of the three years in the period ended December 31, 2014. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits include consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Voya Retirement Insurance and Annuity Company and subsidiaries at December 31, 2014 and 2013, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2014, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Atlanta, Georgia
March 27, 2015

C-2

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Balance Sheets
December 31, 2014 and 2013
(In millions, except share and per share data)

	As of December 31,
	2014	2013
Assets
Investments:
Fixed maturities, available-for-sale, at fair value (amortized cost of $19,085.0 as of 2014 and $19,096.7 as of 2013)	$20,655.6	$19,944.4
Fixed maturities, at fair value using the fair value option	725.7	621.3
Equity securities, available-for-sale, at fair value (cost of $107.4 as of 2014 and $119.4 as of 2013)	121.9	134.9
Short-term investments	241.5	15.0
Mortgage loans on real estate, net of valuation allowance of $1.1 as of 2014 and $1.2 as of 2013	3,513.0	3,396.1
Policy loans	239.1	242.0
Limited partnerships/corporations	248.4	180.9
Derivatives	562.0	464.4
Securities pledged (amortized cost of $224.4 as of 2014 and $137.9 as of 2013)	235.3	140.1
Total investments	26,542.5	25,139.1
Cash and cash equivalents	481.2	378.9
Short-term investments under securities loan agreements, including collateral delivered	325.4	135.8
Accrued investment income	285.2	285.0
Reinsurance recoverable	1,929.5	2,016.6
Deferred policy acquisition costs, Value of business acquired and Sales inducements to contract owners	939.1	1,189.7
Notes receivable from affiliate	175.0	175.0
Current income tax recoverable	10.1	—
Due from affiliates	60.6	62.9
Property and equipment	74.8	78.4
Other assets	170.0	114.0
Assets held in separate accounts	62,808.1	60,104.9
Total assets	$93,801.5	$89,680.3

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-3

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Balance Sheets
December 31, 2014 and 2013
(In millions, except share and per share data)

	As of December 31,
	2014	2013
Liabilities and Shareholder's Equity
Future policy benefits and contract owner account balances	$25,129.9	$24,589.6
Payable for securities purchased	12.1	13.7
Payables under securities loan agreements, including collateral held	617.1	264.4
Long-term debt	4.9	4.9
Due to affiliates	111.1	121.6
Derivatives	217.0	216.6
Current income tax payable to Parent	—	74.1
Deferred income taxes	367.5	190.1
Other liabilities	572.0	347.0
Liabilities related to separate accounts	62,808.1	60,104.9
Total liabilities	89,839.7	85,926.9

Shareholder's equity:
Common stock (100,000 shares authorized, 55,000 issued and outstanding as of 2014 and 2013; $50 par value per share)	2.8	2.8
Additional paid-in capital	3,583.9	3,953.3
Accumulated other comprehensive income (loss)	841.5	495.4
Retained earnings (deficit)	(466.4)	(698.1)
Total shareholder's equity	3,961.8	3,753.4
Total liabilities and shareholder's equity	$93,801.5	$89,680.3

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-4

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Operations
For the Years Ended December 31, 2014, 2013 and 2012
(In millions)

	Year Ended December 31,
	2014	2013	2012
Revenues:
Net investment income	$1,389.4	$1,367.0	$1,348.8
Fee income	784.1	744.3	648.8
Premiums	88.8	37.3	36.0
Broker-dealer commission revenue	244.9	242.1	225.5
Net realized capital gains (losses):
Total other-than-temporary impairments	(7.1)	(9.4)	(14.1)
Less: Portion of other-than-temporary impairments recognized in Other comprehensive income (loss)	—	(3.5)	(3.2)
Net other-than-temporary impairments recognized in earnings	(7.1)	(5.9)	(10.9)
Other net realized capital gains (losses)	(132.5)	(136.3)	70.2
Total net realized capital gains (losses)	(139.6)	(142.2)	59.3
Other revenue	4.4	(1.8)	—
Total revenues	2,372.0	2,246.7	2,318.4
Benefits and expenses:
Interest credited and other benefits to contract owners/policyholders	927.8	747.1	746.7
Operating expenses	783.9	707.7	696.5
Broker-dealer commission expense	244.9	242.1	225.5
Net amortization of Deferred policy acquisition costs and Value of business acquired	109.2	58.3	131.1
Interest expense	—	1.0	2.0
Total benefits and expenses	2,065.8	1,756.2	1,801.8
Income (loss) before income taxes	306.2	490.5	516.6
Income tax expense (benefit)	74.5	207.0	191.2
Net income (loss)	$231.7	$283.5	$325.4

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-5

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Comprehensive Income
For the Years Ended December 31, 2014, 2013 and 2012
(In millions)

	Year Ended December 31,
	2014	2013	2012
Net income (loss)	$231.7	$283.5	$325.4
Other comprehensive income (loss), before tax:
Unrealized gains/losses on securities	531.8	(907.4)	408.7
Other-than-temporary impairments	5.1	2.7	10.6
Pension and other postretirement benefits liability	(2.2)	(2.2)	(2.2)
Other comprehensive income (loss), before tax	534.7	(906.9)	417.1
Income tax expense (benefit) related to items of other comprehensive income (loss)	188.6	(379.3)	141.6
Other comprehensive income (loss), after tax	346.1	(527.6)	275.5
Comprehensive income (loss)	$577.8	$(244.1)	$600.9

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-6

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Changes in Shareholder's Equity
For the Years Ended December 31, 2014, 2013 and 2012
(In millions)

	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings (Deficit)	Total Shareholder's Equity
Balance at January 1, 2012	$2.8	$4,533.0	$747.5	$(1,307.0)	$3,976.3
Comprehensive income (loss):
Net income (loss)	—	—	—	325.4	325.4
Other comprehensive income (loss), after tax	—	—	275.5	—	275.5
Total comprehensive income (loss)					600.9
Dividends paid and distributions of capital	—	(340.0)	—	—	(340.0)
Employee related benefits	—	24.2	—	—	24.2
Balance at December 31, 2012	2.8	4,217.2	1,023.0	(981.6)	4,261.4
Comprehensive income (loss):
Net income (loss)	—	—	—	283.5	283.5
Other comprehensive income (loss), after tax	—	—	(527.6)	—	(527.6)
Total comprehensive income (loss)					(244.1)
Dividends paid and distributions of capital	—	(264.0)	—	—	(264.0)
Employee related benefits	—	0.1	—	—	0.1
Balance at December 31, 2013	2.8	3,953.3	495.4	(698.1)	3,753.4
Comprehensive income (loss):
Net income (loss)	—	—	—	231.7	231.7
Other comprehensive income (loss), after tax	—	—	346.1	—	346.1
Total comprehensive income (loss)					577.8
Dividends paid and distributions of capital	—	(371.0)	—	—	(371.0)
Employee related benefits	—	1.6	—	—	1.6
Balance at December 31, 2014	$2.8	$3,583.9	$841.5	$(466.4)	$3,961.8

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-7

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Cash Flows
For the Years Ended December 31, 2014, 2013 and 2012
(In millions)

	Year Ended December 31,
	2014	2013	2012
Cash Flows from Operating Activities:
Net income (loss)	$231.7	$283.5	$325.4
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Capitalization of deferred policy acquisition costs, value of business acquired and sales inducements	(77.4)	(79.5)	(88.1)
Net amortization of deferred policy acquisition costs, value of business acquired and sales inducements	110.9	60.1	133.1
Net accretion/amortization of discount/premium	9.6	24.4	20.7
Future policy benefits, claims reserves and interest credited	616.7	559.9	569.9
Deferred income tax expense (benefit)	(11.2)	62.3	9.5
Net realized capital (gains) losses	139.6	142.2	(59.3)
Depreciation	3.6	3.6	3.5
Change in:
Accrued investment income	(0.2)	(12.0)	(12.8)
Reinsurance recoverable	87.1	137.1	122.6
Other receivables and asset accruals	(59.0)	(7.3)	(44.8)
Due to/from affiliates	(8.2)	63.4	(77.8)
Other payables and accruals	71.0	(114.9)	125.0
Other, net	(10.6)	(18.5)	60.9
Net cash provided by operating activities	1,103.6	1,104.3	1,087.8
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, disposal or redemption of:
Fixed maturities	3,071.1	3,618.7	3,868.7
Equity securities, available-for-sale	14.1	0.7	2.4
Mortgage loans on real estate	504.6	270.9	492.2
Limited partnerships/corporations	43.9	35.1	339.4
Acquisition of:
Fixed maturities	(3,300.6)	(4,368.6)	(5,484.7)
Equity securities, available-for-sale	—	(9.2)	(0.7)
Mortgage loans on real estate	(621.3)	(794.2)	(991.3)
Limited partnerships/corporations	(103.1)	(20.0)	(46.1)
Derivatives, net	(25.2)	(276.6)	(36.4)
Policy loans, net	2.9	(1.1)	5.0
Short-term investments, net	(226.4)	664.9	(463.0)
Loan-Dutch State obligation, net	—	—	416.8
Collateral received (delivered), net	163.1	(38.5)	57.1
Purchases of fixed assets, net	—	(0.2)	(0.6)
Net cash used in investing activities	(476.9)	(918.1)	(1,841.2)

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-8

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Consolidated Statements of Cash Flows
For the Years Ended December 31, 2014, 2013 and 2012
(In millions)

	Year Ended December 31,
	2014	2013	2012
Cash Flows from Financing Activities:
Deposits received for investment contracts	$2,355.5	$2,723.4	$2,884.3
Maturities and withdrawals from investment contracts	(2,580.4)	(2,709.3)	(2,292.6)
Receipts on deposit contracts	124.7	87.1	—
Settlements on deposit contracts	(54.9)	(7.9)	—
Short-term loans to affiliates, net	—	—	648.0
Excess tax benefits on share-based compensation	1.7	—	—
Dividends paid and return of capital distribution	(371.0)	(264.0)	(340.0)
Net cash (used in) provided by financing activities	(524.4)	(170.7)	899.7
Net increase in cash and cash equivalents	102.3	15.5	146.3
Cash and cash equivalents, beginning of year	378.9	363.4	217.1
Cash and cash equivalents, end of year	$481.2	$378.9	$363.4
Supplemental cash flow information:
Income taxes paid, net	$168.3	$102.6	$170.1

The accompanying notes are an integral part of these Consolidated Financial Statements.

C-9

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

1.    Business, Basis of Presentation and Significant Accounting Policies

Business

Voya Retirement Insurance and Annuity Company ("VRIAC"), which changed its name from ING Life Insurance and Annuity Company on September 1, 2014, is a stock life insurance company domiciled in the State of Connecticut. VRIAC and its wholly owned subsidiaries (collectively, "the Company") provide financial products and services in the United States.  VRIAC is authorized to conduct its insurance business in all states and in the District of Columbia.

Prior to May 2013, Voya Financial, Inc. (which changed its name from ING U.S., Inc. on April 7, 2014), together with its subsidiaries, including the Company was an indirect, wholly owned subsidiary of ING Groep N.V. ("ING Group" or "ING"), a global financial services holding company based in The Netherlands, with American Depository Shares listed on the New York Stock Exchange. In 2009, ING Group announced the anticipated separation of its global banking and insurance businesses, including the divestiture of Voya Financial, Inc., together with its subsidiaries, including the Company. On April 11, 2013, Voya Financial, Inc. (formerly ING U.S., Inc.) announced plans to rebrand as Voya Financial, Inc. On May 2, 2013, the common stock of Voya Financial, Inc. began trading on the New York Stock Exchange under the symbol "VOYA." On May 7, 2013 and May 31, 2013, Voya Financial, Inc. completed its initial public offering of common stock, including the issuance and sale by Voya Financial, Inc. of 30,769,230 shares of common stock and the sale by ING Insurance International B.V. ("ING International"), an indirect wholly owned subsidiary of ING Group and previously the sole stockholder of Voya Financial, Inc., of 44,201,773 shares of outstanding common stock of Voya Financial, Inc. (collectively, the "IPO"). On September 30, 2013, ING International transferred all of its shares of Voya Financial, Inc. common stock to ING Group.

On October 29, 2013, ING Group completed a sale of 37,950,000 shares of common stock of Voya Financial, Inc. in a registered public offering ("Secondary Offering"), reducing ING Group's ownership stake in Voya Financial, Inc. to 57%.

On March 25, 2014, ING Group completed a sale of 30,475,000 shares of common stock of Voya Financial, Inc. in a registered public offering (the "March 2014 Offering"). On March 25, 2014, pursuant to the terms of a share repurchase agreement between ING Group and Voya Financial, Inc., Voya Financial, Inc. acquired 7,255,853 shares of its common stock from ING Group (the "March 2014 Direct Share Repurchase") (the March 2014 Offering and the March 2014 Direct Share Repurchase collectively, the "March 2014 Transactions"). Upon completion of the March 2014 Transactions, ING Group's ownership stake in Voya Financial, Inc. was reduced to approximately 43%.

On September 8, 2014, ING Group completed a sale of 22,277,993 shares of common stock of Voya Financial, Inc. in a registered public offering (the "September 2014 Offering"). Also on September 8, 2014, pursuant to the terms of a share repurchase agreement between ING Group and Voya Financial, Inc., Voya Financial, Inc. acquired 7,722,007 shares of its common stock from ING Group (the "September 2014 Direct Share Buyback") (the September 2014 Offering and the September 2014 Direct Share Buyback collectively, the "September 2014 Transactions"). Upon completion of the September 2014 Transactions, ING Group's ownership stake in Voya Financial, Inc. was reduced to 32.5%.

On November 18, 2014, ING Group completed a sale of 30,030,013 shares of common stock of Voya Financial, Inc. in a registered public offering (the "November 2014 Offering"). Also on November 18, 2014, pursuant to the terms of a share repurchase agreement between ING Group and Voya Financial, Inc., Voya Financial, Inc. acquired 4,469,987 shares of its common stock from ING Group (the "November 2014 Direct Share Repurchase") (the November 2014 Offering and the November 2014 Direct Share Repurchase collectively, the "November 2014 Transactions"). Upon completion of the November 2014 Transactions, ING Group's ownership stake in Voya Financial, Inc. was reduced to 19%.

On March 9, 2015, ING Group completed a sale of 32,018,100 shares of common stock of Voya Financial, Inc. in a registered public offering (the “March 2015 Offering”). Also on March 9, 2015, pursuant to the terms of a share repurchase agreement between ING Group and Voya Financial, Inc., Voya Financial, Inc. acquired 13,599,274 shares of its common stock from ING Group (the “March 2015 Direct Share Buyback”) (the March 2015 Offering and the March 2015 Direct Share Buyback collectively, the “March 2015 Transactions”). Upon completion of the March 2015 Transactions, ING Group has exited its stake in Voya Financial, Inc. common stock. ING Group continues to hold warrants to purchase up to 26,050,846 shares of Voya Financial, Inc. common stock at an exercise price of $48.75, in each case subject to adjustments. As a result of the completion of the March 2015

C-10

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Transactions, ING Group has satisfied the provisions of its agreement with the European Union regarding the divestment of its U.S. insurance and investment operations, which required ING Group to divest 100% of its ownership interest in Voya Financial, Inc. together with its subsidiaries, including the Company by the end of 2016.

VRIAC is a direct, wholly owned subsidiary of Voya Holdings Inc. (formerly Lion Connecticut Holdings Inc.) ("Parent"), which is a direct, wholly owned subsidiary of Voya Financial, Inc.

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408, 457 and 501, as well as nonqualified deferred compensation plans and related services. The Company's products are offered primarily to individuals, pension plans, small businesses and employer-sponsored groups in the health care, government and education markets (collectively "tax exempt markets") and corporate markets. Additionally, the Company provides pension risk transfer solutions to individual plan sponsors looking to transfer their defined benefit plan obligations to us. The Company's products are generally distributed through pension professionals, independent agents and brokers, third-party administrators, banks, dedicated career agents and financial planners.

Products offered by the Company include deferred and immediate (i.e., payout) annuity contracts. Company products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options, including affiliated and nonaffiliated mutual funds and variable and fixed investment options. In addition, the Company offers wrapper agreements entered into with retirement plans, which contain certain benefit responsive guarantees (i.e., guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. The Company also offers retirement savings plan administrative services.

The Company has one operating segment.

Basis of Presentation

The accompanying Consolidated Financial Statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States ("U.S. GAAP").

The Consolidated Financial Statements include the accounts of VRIAC and its wholly owned subsidiaries, Voya Financial Partners, LLC ("VFP"), which changed its name from ING Financial Advisers, LLC on September 1, 2014, and Directed Services LLC ("DSL"). Intercompany transactions and balances have been eliminated in consolidation.

Certain reclassifications have been made to prior year financial information to conform to the current year classifications. During 2014, certain changes were made to the Statements of Cash Flows for the year ended December 31, 2013 to reclassify $79.2 from Operating Activities to Financing Activities for reinsurance transactions that use the deposit method of accounting.

Significant Accounting Policies

Estimates and Assumptions

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Consolidated Financial Statements and the reported amounts of revenues and expenses during the reporting period. Those estimates are inherently subject to change and actual results could differ from those estimates.

The Company has identified the following accounts and policies as the most significant in that they involve a higher degree of judgment, are subject to a significant degree of variability and/or contain significant accounting estimates:

Reserves for future policy benefits, deferred policy acquisition costs ("DAC") and value of business acquired ("VOBA"), valuation of investments and derivatives, impairments, income taxes and contingencies

C-11

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Fair Value Measurement

The Company measures the fair value of its financial assets and liabilities based on assumptions used by market participants in pricing the asset or liability, which may include inherent risk, restrictions on the sale or use of an asset or nonperformance risk, which is the risk the Company will not fulfill its obligation. The estimate of fair value is the price that would be received to sell an asset or transfer a liability ("exit price") in an orderly transaction between market participants in the principal market, or the most advantageous market in the absence of a principal market, for that asset or liability. The Company uses a number of valuation sources to determine the fair values of its financial assets and liabilities, including quoted market prices, third-party commercial pricing services, third-party brokers, industry-standard, vendor-provided software that models the value based on market observable inputs and other internal modeling techniques based on projected cash flows.

Investments

The accounting policies for the Company's principal investments are as follows:

Fixed Maturities and Equity Securities: The Company's fixed maturities and equity securities are currently designated as available-for-sale, except those accounted for using the fair value option ("FVO"). Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are recorded directly in Accumulated other comprehensive income (loss) ("AOCI") and presented net of related changes in DAC, VOBA and deferred income taxes. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Consolidated Balance Sheets.

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Consolidated Statements of Operations. Certain collateralized mortgage obligations ("CMOs"), primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

Purchases and sales of fixed maturities and equity securities, excluding private placements, are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date. Investment gains and losses on sales of securities are generally determined on a first-in-first-out basis.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. Such dividends and interest income are recorded in Net investment income in the Consolidated Statements of Operations.

Included within fixed maturities are loan-backed securities, including residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single-class and multi-class mortgage-backed securities ("MBS") and ABS are estimated by management using inputs obtained from third-party specialists, including broker-dealers, and based on management's knowledge of the current market. For prepayment-sensitive securities such as interest-only and principal-only strips, inverse floaters and credit-sensitive MBS and ABS securities, which represent beneficial interests in securitized financial assets that are not of high credit quality or that have been credit impaired, the effective yield is recalculated on a prospective basis. For all other MBS and ABS, the effective yield is recalculated on a retrospective basis.

Short-term Investments: Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of purchase. These investments are stated at fair value.

Assets Held in Separate Accounts: Assets held in separate accounts are reported at the fair values of the underlying investments in the separate accounts. The underlying investments include mutual funds, short-term investments, cash and fixed maturities.

Mortgage Loans on Real Estate: The Company's mortgage loans on real estate are all commercial mortgage loans, which are reported at amortized cost, less impairment write-downs and allowance for losses. If a mortgage loan is determined to be impaired

C-12

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

(i.e., when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the lower of either the present value of expected cash flows from the loan, discounted at the loan's original purchase yield, or fair value of the collateral. For those mortgages that are determined to require foreclosure, the carrying value is reduced to the fair value of the underlying collateral, net of estimated costs to obtain and sell at the point of foreclosure. The carrying value of the impaired loans is reduced by establishing a permanent write-down recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Property obtained from foreclosed mortgage loans is recorded in Other investments on the Consolidated Balance Sheets.

Mortgage loans are evaluated by the Company's investment professionals, including an appraisal of loan-specific credit quality, property characteristics and market trends. Loan performance is continuously monitored on a loan-specific basis throughout the year. The Company's review includes submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review evaluates whether the properties are performing at a consistent and acceptable level to secure the debt.

Mortgages are rated for the purpose of quantifying the level of risk. Those loans with higher risk are placed on a watch list and are closely monitored for collateral deficiency or other credit events that may lead to a potential loss of principal or interest. The Company defines delinquent mortgage loans consistent with industry practice as 60 days past due.

The Company's policy is to recognize interest income until a loan becomes 90 days delinquent or foreclosure proceedings are commenced, at which point interest accrual is discontinued. Interest accrual is not resumed until the loan is brought current.

The Company records an allowance for probable losses incurred on non-impaired loans on an aggregate basis, rather than specifically identified probable losses incurred by individual loan.

Policy Loans: Policy loans are carried at an amount equal to the unpaid balance. Interest income on such loans is recorded as earned in Net investment income using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date. Valuation allowances are not established for policy loans, as these loans are collateralized by the cash surrender value of the associated insurance contracts. Any unpaid principal or interest on the loan is deducted from the account value or the death benefit prior to settlement of the policy.

Limited Partnerships/Corporations: The Company uses the equity method of accounting for investments in limited partnership interests, which consists primarily of private equities and hedge funds. Generally, the Company records its share of earnings using a lag methodology, relying upon the most recent financial information available, generally not to exceed three months. The Company's earnings from limited partnership interests accounted for under the equity method are recorded in Net investment income in the Consolidated Statements of Operations.

Securities Lending: The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned securities. For certain transactions, a lending agent may be used, and the agent may retain some or all of the collateral deposited by the borrower and transfer the remaining collateral to the Company. Collateral retained by the agent is invested in liquid assets on behalf of the Company. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

Impairments

The Company evaluates its available-for-sale general account investments quarterly to determine whether there has been an other-than-temporary decline in fair value below the amortized cost basis. Factors considered in this analysis include, but are not limited to, the length of time and the extent to which the fair value has been less than amortized cost, the issuer's financial condition and near-term prospects, future economic conditions and market forecasts, interest rate changes and changes in ratings of the security. An extended and severe unrealized loss position on a fixed maturity may not have any impact on: (a) the ability of the issuer to service all scheduled interest and principal payments and (b) the evaluation of recoverability of all contractual cash flows or the ability to recover an amount at least equal to its amortized cost based on the present value of the expected future cash flows to be collected. In contrast, for certain equity securities, the Company gives greater weight and consideration to a decline in market value and the likelihood such market value decline will recover.

C-13

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

When assessing the Company's intent to sell a security or if it is more likely than not it will be required to sell a security before recovery of its amortized cost basis, management evaluates facts and circumstances such as, but not limited to, decisions to rebalance the investment portfolio and sales of investments to meet cash flow or capital needs.

When the Company has determined it has the intent to sell or if it is more likely than not that the Company will be required to sell a security before recovery of its amortized cost basis and the fair value has declined below amortized cost ("intent impairment"), the individual security is written down from amortized cost to fair value, and a corresponding charge is recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations as an other-than-temporary impairment ("OTTI"). If the Company does not intend to sell the security and it is not more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, but the Company has determined that there has been an other-than-temporary decline in fair value below the amortized cost basis, the OTTI is bifurcated into the amount representing the present value of the decrease in cash flows expected to be collected ("credit impairment") and the amount related to other factors ("noncredit impairment"). The credit impairment is recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations. The noncredit impairment is recorded in Other comprehensive income (loss).

The Company uses the following methodology and significant inputs to determine the amount of the OTTI credit loss:

•
When determining collectability and the period over which the value is expected to recover for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company applies the same considerations utilized in its overall impairment evaluation process, which incorporates information regarding the specific security, the industry and geographic area in which the issuer operates and overall macroeconomic conditions. Projected future cash flows are estimated using assumptions derived from the Company's best estimates of likely scenario-based outcomes, after giving consideration to a variety of variables that includes, but is not limited to: general payment terms of the security; the likelihood that the issuer can service the scheduled interest and principal payments; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; possible corporate restructurings or asset sales by the issuer; and changes to the rating of the security or the issuer by rating agencies.

•
Additional considerations are made when assessing the unique features that apply to certain structured securities, such as subprime, Alt-A, non-agency RMBS, CMBS and ABS. These additional factors for structured securities include, but are not limited to: the quality of underlying collateral; expected prepayment speeds; loan-to-value ratios; debt service coverage ratios; current and forecasted loss severity; consideration of the payment terms of the underlying assets backing a particular security; and the payment priority within the tranche structure of the security.

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When determining the amount of the credit loss for U.S. and foreign corporate securities, foreign government securities and state and political subdivision securities, the Company considers the estimated fair value as the recovery value when available information does not indicate that another value is more appropriate. When information is identified that indicates a recovery value other than estimated fair value, the Company considers in the determination of recovery value the same considerations utilized in its overall impairment evaluation process, which incorporates available information and the Company's best estimate of scenario-based outcomes regarding the specific security and issuer; possible corporate restructurings or asset sales by the issuer; the quality and amount of any credit enhancements; the security's position within the capital structure of the issuer; fundamentals of the industry and geographic area in which the security issuer operates; and the overall macroeconomic conditions.

•
The Company performs a discounted cash flow analysis comparing the current amortized cost of a security to the present value of future cash flows expected to be received, including estimated defaults and prepayments. The discount rate is generally the effective interest rate of the fixed maturity prior to impairment.

In periods subsequent to the recognition of the credit related impairment components of OTTI on a fixed maturity, the Company accounts for the impaired security as if it had been purchased on the measurement date of the impairment. Accordingly, the discount (or reduced premium) based on the new cost basis is accreted into net investment income over the remaining term of the fixed maturity in a prospective manner based on the amount and timing of estimated future cash flows.

Derivatives

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and market risk. It is the Company's policy not to offset

C-14

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement.

The Company enters into interest rate, equity market, credit default and currency contracts, including swaps, futures, forwards, caps, floors and options, to reduce and manage various risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held, or to assume or reduce credit exposure associated with a referenced asset, index or pool. The Company also utilizes options and futures on equity indices to reduce and manage risks associated with its annuity products. Open derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value. Changes in the fair value of derivatives are recorded in Net realized capital gains (losses) in the Consolidated Statements of Operations.

To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (a) a hedge of the exposure to changes in the estimated fair value of a recognized asset or liability or an identified portion thereof that is attributable to a particular risk ("fair value hedge") or (b) a hedge of a forecasted transaction or of the variability of cash flows that is attributable to interest rate risk to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method that will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship.

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Fair Value Hedge:  For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument, as well as the hedged item, to the extent of the risk being hedged, are recognized in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

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Cash Flow Hedge: For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of AOCI and reclassified into earnings in the same periods during which the hedged transaction impacts earnings in the same line item associated with the forecasted transaction.  The ineffective portion of the derivative's change in value, if any, along with any of the derivative's change in value that is excluded from the assessment of hedge effectiveness, are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

When hedge accounting is discontinued because it is determined that the derivative is no longer expected to be highly effective in offsetting changes in the estimated fair value or cash flows of a hedged item, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with subsequent changes in estimated fair value recognized currently in Other net realized capital gains (losses). The carrying value of the hedged asset or liability under a fair value hedge is no longer adjusted for changes in its estimated fair value due to the hedged risk and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in estimated fair value of derivatives recorded in Other comprehensive income (loss) related to discontinued cash flow hedges are released into the Consolidated Statements of Operations when the Company's earnings are affected by the variability in cash flows of the hedged item.

When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur on the anticipated date or within two months of that date, the derivative continues to be carried on the Consolidated Balance Sheets at its estimated fair value, with changes in estimated fair value recognized currently in Other net realized capital gains (losses). Derivative gains and losses recorded in Other comprehensive income (loss) pursuant to the discontinued cash flow hedge of a forecasted transaction that is no longer probable are recognized immediately in Other net realized capital gains (losses).

The Company also has investments in certain fixed maturities and has issued certain annuity products that contain embedded derivatives whose fair value is at least partially determined by levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. Embedded derivatives within fixed maturities are included with the host contract on the Consolidated Balance Sheets and changes in fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. Embedded

C-15

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

derivatives within certain annuity products are included in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets and changes in the fair value of the embedded derivatives are recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

In addition, the Company has entered into reinsurance agreements, accounted for under the deposit method, that contain embedded derivatives, the fair value of which is based on the change in the fair value of the underlying assets held in trust. The embedded derivatives within the reinsurance agreements are included in Other liabilities on the Consolidated Balance Sheets, and changes in the fair value of the embedded derivatives are recorded in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, amounts due from banks and other highly liquid investments, such as money market instruments and debt instruments with maturities of three months or less at the time of purchase. Cash and cash equivalents are stated at fair value.

Property and Equipment

Property and equipment are carried at cost, less accumulated depreciation and included in Other assets on the Consolidated Balance Sheets. Expenditures for replacements and major improvements are capitalized; maintenance and repair expenditures are expensed as incurred. Depreciation on property and equipment is provided on a straight-line basis over the estimated useful lives of the assets, with the exception of land and artwork which are not depreciated, as follows:

Estimated Useful Lives
Buildings	40 years
Furniture and fixtures	5 years
Leasehold improvements	10 years, or the life of the lease, whichever is shorter
Equipment	3 years

Deferred Policy Acquisition Costs and Value of Business Acquired

DAC represents policy acquisition costs that have been capitalized and are subject to amortization and interest. Capitalized costs are incremental, direct costs of contract acquisition and certain costs related directly to successful acquisition activities. Such costs consist principally of commissions, underwriting, sales and contract issuance and processing expenses directly related to the successful acquisition of new and renewal business. Indirect or unsuccessful acquisition costs, maintenance, product development and overhead expenses are charged to expense as incurred. VOBA represents the outstanding value of in-force business acquired and is subject to amortization and interest. The value is based on the present value of estimated net cash flows embedded in the insurance contracts at the time of the acquisition and increased for subsequent deferrable expenses on purchased policies.

Amortization Methodologies
The Company amortizes DAC and VOBA related to fixed and variable deferred annuity contracts over the estimated lives of the contracts in relation to the emergence of estimated gross profits. Assumptions as to mortality, persistency, interest crediting rates, fee income, returns associated with separate account performance, impact of hedge performance, expenses to administer the business and certain economic variables, such as inflation, are based on the Company's experience and overall capital markets. At each valuation date, estimated gross profits are updated with actual gross profits, and the assumptions underlying future estimated gross profits are evaluated for continued reasonableness. Adjustments to estimated gross profits require that amortization rates be revised retroactively to the date of the contract issuance ("unlocking").

Recoverability testing is performed for current issue year products to determine if gross profits are sufficient to cover DAC and VOBA estimated benefits and expenses. In subsequent years, the Company performs testing to assess the recoverability of DAC and VOBA balances on an annual basis, or more frequently if circumstances indicate a potential loss recognition issue exists. If DAC or VOBA are not deemed recoverable from future gross profits, charges will be applied against DAC or VOBA balances before an additional reserve is established.

C-16

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Internal Replacements
Contract owners may periodically exchange one contract for another, or make modifications to an existing contract. These transactions are identified as internal replacements. Internal replacements that are determined to result in substantially unchanged contracts are accounted for as continuations of the replaced contracts. Any costs associated with the issuance of the new contracts are considered maintenance costs and expensed as incurred. Unamortized DAC and VOBA related to the replaced contracts continue to be deferred and amortized in connection with the new contracts. Internal replacements that are determined to result in contracts that are substantially changed are accounted for as extinguishments of the replaced contracts, and any unamortized DAC and VOBA related to the replaced contracts are written off to Net amortization of deferred policy acquisition costs and value of business acquired in the Consolidated Statements of Operations.

Assumptions
Changes in assumptions can have a significant impact on DAC and VOBA balances, amortization rates and results of operations. Assumptions are management's best estimate of future outcome.

Several assumptions are considered significant in the estimation of gross profits associated with the Company's variable products. One significant assumption is the assumed return associated with the variable account performance. To reflect the volatility in the equity markets, this assumption involves a combination of near-term expectations and long-term assumptions regarding market performance. The overall return on the variable account is dependent on multiple factors, including the relative mix of the underlying sub-accounts among bond funds and equity funds, as well as equity sector weightings. The Company's practice assumes that intermediate-term appreciation in equity markets reverts to the long-term appreciation in equity markets ("reversion to the mean"). The Company monitors market events and only changes the assumption when sustained deviations are expected. This methodology incorporates a 9% long-term equity return assumption, a 14% cap and a five-year look-forward period.

Other significant assumptions used in the estimation of gross profits for products with credited rates include interest spreads and credit losses. Estimated gross profits of variable annuity contracts are sensitive to estimated policyholder behavior assumptions, such as surrender, lapse and annuitization rates.

Future Policy Benefits and Contract Owner Accounts

Future Policy Benefits
The Company establishes and carries actuarially-determined reserves that are calculated to meet its future obligations, including estimates of unpaid claims and claims that the Company believes have been incurred but have not yet been reported as of the balance sheet date. The principal assumptions used to establish liabilities for future policy benefits are based on Company experience and periodically reviewed against industry standards. These assumptions include mortality, morbidity, policy lapse, contract renewal, payment of subsequent premiums or deposits by the contract owner, retirement, investment returns, inflation, benefit utilization and expenses. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

Reserves for payout contracts with life contingencies are equal to the present value of expected future payments. Assumptions as to interest rates, mortality and expenses are based on the Company's experience at the period the policy is sold or acquired, including a provision for adverse deviation. Such assumptions generally vary by annuity plan type, year of issue and policy duration. Interest rates used to calculate the present value of future benefits ranged from 1.0% to 6.5%.

Although assumptions are "locked-in" upon the issuance of payout contracts with life contingencies, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are determined based on best estimate assumptions that exist at the time the premium deficiency reserve is established and do not include a provision for adverse deviation.

Contract Owner Account Balances
Contract owner account balances relate to investment-type contracts and certain annuity product guarantees, as follows:

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Account balances for fixed annuities and payout contracts without life contingencies are equal to cumulative deposits, less charges and withdrawals, plus credited interest thereon. Credited interest rates vary by product and ranged up to

C-17

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

8.0% for the years 2014, 2013 and 2012. Account balances for group immediate annuities without life contingent payouts are equal to the discounted value of the payment at the implied break-even rate.

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For fixed-indexed annuity contracts ("FIA"), the aggregate initial liability is equal to the deposit received, plus a bonus, if applicable, and is split into a host component and an embedded derivative component. Thereafter, the host liability accumulates at a set interest rate, and the embedded derivative liability is recognized at fair value.

Product Guarantees and Additional Reserves
The Company calculates additional reserve liabilities for certain variable annuity guaranteed benefits and variable funding products. The Company periodically evaluates its estimates and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. Changes in, or deviations from, the assumptions used can significantly affect the Company's reserve levels and related results of operations.

GMDB:    Reserves for annuity guaranteed minimum death benefits ("GMDB") are determined by estimating the value of expected benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. Expected experience is based on a range of scenarios. Assumptions used, such as the long-term equity market return, lapse rate and mortality, are consistent with assumptions used in estimating gross profits for purposes of amortizing DAC. The assumptions of investment performance and volatility are consistent with the historical experience of the appropriate underlying equity index, such as the Standard & Poor's ("S&P") 500 Index. Reserves for GMDB are recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in reserves for GMDB are reported in Interest credited and other benefits to contract owner/policyholders in the Consolidated Statements of Operations.

FIA: FIAs contain embedded derivatives that are measured at estimated fair value separately from the host contracts. Such embedded derivatives are recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets, with changes in estimated fair value, along with attributed fees collected or payments made, reported in Other net realized capital gains (losses) in the Statements of Operations.

The estimated fair value of the FIA contracts is based on the present value of the excess of interest payments to the contract owners over the growth in the minimum guaranteed contract value. The excess interest payments are determined as the excess of projected index driven benefits over the projected guaranteed benefits. The projection horizon is over the anticipated life of the related contracts, which takes into account best estimate actuarial assumptions, such as partial withdrawals, full surrenders, deaths, annuitizations and maturities.

Stabilizer and MCG: Products with guaranteed credited rates treat the guarantee as an embedded derivative for Stabilizer products and a stand-alone derivative for managed custody guarantee products ("MCG"). These derivatives are measured at estimated fair value and recorded in Future policy benefits and contract owner account balances on the Consolidated Balance Sheets. Changes in estimated fair value, along with attributed fees collected, are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

The estimated fair value of the Stabilizer and MCG contracts is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are projected under multiple capital market scenarios using observable risk-free rates and other best estimate assumptions.

The liabilities for the FIA and Stabilizer embedded derivatives and the MCG stand-alone derivative include a risk margin to capture uncertainties related to policyholder behavior assumptions. The margin represents additional compensation a market participant would require to assume these risks.

The discount rate used to determine the fair value of the liabilities for FIA and Stabilizer embedded derivatives and the MCG stand-alone derivative includes an adjustment to reflect the risk that these obligations will not be fulfilled ("nonperformance risk").

C-18

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Separate Accounts

Separate account assets and liabilities generally represent funds maintained to meet specific investment objectives of contract owners or participants who bear the investment risk, subject, in limited cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contract owners. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company or its affiliates.

Separate account assets supporting variable options under variable annuity contracts are invested, as designated by the contract owner or participant under a contract, in shares of mutual funds that are managed by the Company, or its affiliates, or in other selected mutual funds not managed by the Company, or its affiliates.

The Company reports separately, as assets and liabilities, investments held in the separate accounts and liabilities of separate accounts if:

•	Such separate accounts are legally recognized;

•	Assets supporting the contract liabilities are legally insulated from the Company's general account liabilities;

•	Investments are directed by the contract owner or participant; and

•	All investment performance, net of contract fees and assessments, is passed through to the contract owner.

The Company reports separate account assets that meet the above criteria at fair value on the Consolidated Balance Sheets based on the fair value of the underlying investments. Separate account liabilities equal separate account assets. Investment income and net realized and unrealized capital gains (losses) of the separate accounts, however, are not reflected in the Consolidated Statements of Operations, and the Consolidated Statements of Cash Flows do not reflect investment activity of the separate accounts.

Long-term Debt

Long-term debt is carried at an amount equal to the unpaid principal balance, net of any remaining unamortized discount or premium attributable to issuance. Direct and incremental costs to issue the debt are recorded in Other assets on the Consolidated Balance Sheets and are amortized as a component of Interest expense in the Consolidated Statements of Operations over the life of the debt using the effective interest method of amortization.

Repurchase Agreements

The Company engages in dollar repurchase agreements with MBS ("dollar rolls") and repurchase agreements with other collateral types to increase its return on investments and improve liquidity. Such arrangements meet the requirements to be accounted for as financing arrangements.

The Company enters into dollar roll transactions by selling existing MBS and concurrently entering into an agreement to repurchase similar securities within a short time frame at a lower price. Under repurchase agreements, the Company borrows cash from a counterparty at an agreed upon interest rate for an agreed upon time frame and pledges collateral in the form of securities. At the end of the agreement, the counterparty returns the collateral to the Company, and the Company, in turn, repays the loan amount along with the additional agreed upon interest.

The Company's policy requires that at all times during the term of the dollar roll and repurchase agreements that cash or other collateral types obtained is sufficient to allow the Company to fund substantially all of the cost of purchasing replacement assets. Cash received is invested in Short-term investments, with the offsetting obligation to repay the loan included within Other liabilities on the Consolidated Balance Sheets. The carrying value of the securities pledged in dollar rolls and repurchase agreement transactions and the related repurchase obligation are included in Securities pledged and Short-term debt, respectively, on the Consolidated Balance Sheets.

The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract.  The Company's exposure is limited to the excess of the net replacement cost of the securities over the value

C-19

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

of the short-term investments.  The Company believes the counterparties to the dollar rolls and repurchase agreements are financially responsible and that the counterparty risk is minimal.

Recognition of Insurance Revenue and Related Benefits

Premiums related to payouts contracts with life contingencies are recognized in Premiums in the Consolidated Statements of Operations when due from the contract owner. When premiums are due over a significantly shorter period than the period over which benefits are provided, any gross premium in excess of the net premium (i.e., the portion of the gross premium required to provide for all expected future benefits and expenses) is deferred and recognized into revenue in a constant relationship to insurance in force. Benefits are recorded in Interest credited and other benefits to contract owners in the Consolidated Statements of Operations when incurred.

Amounts received as payment for investment-type, fixed annuities, payout contracts without life contingencies and FIA contracts are reported as deposits to contract owner account balances. Revenues from these contracts consist primarily of fees assessed against the contract owner account balance for mortality and policy administration charges and are reported in Fee income. Surrender charges are reported in Other revenue. In addition, the Company earns investment income from the investment of contract deposits in the Company's general account portfolio, which is reported in Net investment income in the Consolidated Statements of Operations. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are deferred and amortized into revenue over the expected life of the related contracts in proportion to estimated gross profits in a manner consistent with DAC for these contracts. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration and interest credited to contract owner account balances.

Income Taxes

The Company uses certain assumptions and estimates in determining the income taxes payable or refundable to/from Voya Financial, Inc. for the current year, the deferred income tax liabilities and assets for items recognized differently in its consolidated financial statements from amounts shown on its income tax returns and the federal income tax expense. Determining these amounts requires analysis and interpretation of current tax laws and regulations, including the loss limitation rules associated with change in control. Management exercises considerable judgment in evaluating the amount and timing of recognition of the resulting income tax liabilities and assets. These judgments and estimates are reevaluated on a continual basis as regulatory and business factors change.

The Company's deferred tax assets and liabilities resulting from temporary differences between financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

Deferred tax assets represent the tax benefit of future deductible temporary differences and operating loss and tax credit carryforwards. The Company evaluates and tests the recoverability of its deferred tax assets. Deferred tax assets are reduced by a valuation allowance if, based on the weight of evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. Considerable judgment and the use of estimates are required in determining whether a valuation allowance is necessary and, if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including:

•	The nature, frequency and severity of book income or losses in recent years;

•	The nature and character of the deferred tax assets and liabilities;

•	The recent cumulative book income (loss) position after adjustment for permanent differences;

•	Taxable income in prior carryback years;

•	Projected future taxable income, exclusive of reversing temporary differences and carryforwards;

•	Projected future reversals of existing temporary differences;

•	The length of time carryforwards can be utilized;

•	Prudent and feasible tax planning strategies the Company would employ to avoid a tax benefit from expiring unused; and

•	Tax rules that would impact the utilization of the deferred tax assets.

C-20

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

In establishing unrecognized tax benefits, the Company determines whether a tax position is more likely than not to be sustained under examination by the appropriate taxing authority. The Company also considers positions that have been reviewed and agreed to as part of an examination by the appropriate taxing authority. Tax positions that do not meet the more likely than not standard are not recognized in the Consolidated Financial Statements. Tax positions that meet this standard are recognized in the Consolidated Financial Statements. The Company measures the tax position as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate resolution with the tax authority that has full knowledge of all relevant information.

Certain changes or future events, such as changes in tax legislation, completion of tax audits, planning opportunities and expectations about future outcome could have an impact on the Company's estimates of valuation allowances, deferred taxes, tax provisions and effective tax rates.

Reinsurance

The Company utilizes reinsurance agreements in most aspects of its insurance business to reduce its exposure to large losses. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured.

For each of its reinsurance agreements, the Company determines whether the agreement provides indemnification against loss or liability relating to insurance risk. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. The assumptions used to account for long-duration reinsurance agreements are consistent with those used for the underlying contracts. Ceded Future policy benefits and contract owner account balances are reported gross on the Consolidated Balance Sheets.

Long-duration: For reinsurance of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid and benefits received related to the underlying contracts is included in the expected net cost of reinsurance, which is recorded as a component of the reinsurance asset or liability. Any difference between actual and expected net cost of reinsurance is recognized in the current period and included as a component of profits used to amortize DAC.

If the Company determines that a reinsurance agreement does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the agreement using the deposit method of accounting. Deposits received are included in Other liabilities, and deposits made are included in Other assets on the Consolidated Balance Sheets. Interest is recorded as Other revenues or Other expenses in the Consolidated Statements of Operations, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through Other revenues or Other expenses, as appropriate.

Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance. The Company also evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers.

Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Consolidated Balance Sheets and are stated net of allowances for uncollectible reinsurance. Amounts currently recoverable and payable under reinsurance agreements are included in Reinsurance recoverable and Other liabilities, respectively. Such assets and liabilities relating to reinsurance agreements with the same reinsurer are recorded net on the Consolidated Balance Sheets if a right of offset exists within the reinsurance agreement. Premiums, Fee income and Interest credited and other benefits to contract owners/policyholders are reported net of reinsurance ceded. Amounts received from reinsurers for policy administration are reported in Other revenue.

The Company utilizes reinsurance agreements, accounted for under the deposit method, to manage reserve and capital requirements in connection with a portion of its deferred annuities business. The agreements contain embedded derivatives whose carrying value is estimated based on the change in the fair value of the assets supporting the funds withheld under the agreements.

C-21

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company currently has a significant concentration of ceded reinsurance with a subsidiary of Lincoln National Corporation ("Lincoln") arising from the disposition of its individual life insurance business.

Contingencies

A loss contingency is an existing condition, situation or set of circumstances involving uncertainty as to possible loss that will ultimately be resolved when one or more future events occur or fail to occur. Examples of loss contingencies include pending or threatened adverse litigation, threat of expropriation of assets and actual or possible claims and assessments. Amounts related to loss contingencies are accrued and recorded in Other liabilities on the Consolidated Balance Sheets if it is probable that a loss has been incurred and the amount can be reasonably estimated, based on the Company's best estimate of the ultimate outcome. If determined to meet the criteria for a reserve, the Company also evaluates whether there are external legal or other costs directly associated with the resolution of the matter and accrues such costs if estimable.

Adoption of New Pronouncements

Presentation of Unrecognized Tax Benefits
In July 2013, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2013-11, "Income Taxes (Accounting Standards Codification ("ASC") Topic 740): Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists" ("ASU 2013-11"), which clarifies that:

•	An unrecognized tax benefit should be presented as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss or a tax credit carryforward, except,

•
An unrecognized tax benefit should be presented as a liability and not be combined with a deferred tax asset (i) to the extent a net operating loss carryforward, a similar tax loss or a tax credit carryforward is not available at the reporting date to settle any additional income taxes that would result from the disallowance of a tax position or (ii) the tax law does not require the entity to use, or the entity does not intend to use, the deferred tax asset for such a purpose.

•
The assessment of whether a deferred tax asset is available is based on the unrecognized tax benefit and deferred tax asset that exist at the reporting date and should be made presuming disallowance of the tax position at the reporting date.

The provisions of ASU 2013-11 were adopted prospectively by the Company on January 1, 2014 to unrecognized tax benefits existing on that date. The adoption had no effect on the Company's financial condition, results of operations or cash flows, as the guidance is consistent with that previously applied.

Joint and Several Liability Arrangements
In February 2013, the FASB issued ASU 2013-04, "Liabilities (ASC Topic 405): Obligations Resulting from Joint and Several Liability Arrangements for Which the Total Amount of the Obligation Is Fixed at the Reporting Date" ("ASU 2013-04"), which requires an entity to measure obligations resulting from joint and several liable arrangements for which the total amount of the obligation within the scope of this guidance is fixed at the reporting date, as the sum of (1) the amount the reporting entity agreed to pay on the basis of its arrangement among its co-obligors and (2) any additional amount it expects to pay on behalf of its co-obligors. ASU 2013-04 also requires an entity to disclose the nature and amount of the obligation, as well as other information about those obligations.

The provisions of ASU 2013-04 were adopted by the Company on January 1, 2014. The adoption had no effect on the Company's financial condition, results of operations or cash flows, as the Company did not have any fixed obligations under joint and several liable arrangements during 2014.

Fees Paid to the Federal Government by Health Insurers
In July 2011, the FASB issued ASU 2011-06, "Other Expenses (ASC Topic 720): Fees Paid to the Federal Government by Health Insurers" ("ASU 2011-06"), which specifies how health insurers should recognize and classify the annual fee imposed by the Patient Protection and Affordable Care Act as amended by the Health Care Education Reconciliation Act (the "Acts"). The liability for the fee should be estimated and recorded in full at the time the entity provides qualifying health insurance in the year in which the fee is payable, with a corresponding deferred cost that is amortized to expense.

C-22

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The provisions of ASU 2011-06 were adopted by the Company on January 1, 2014, when the fee initially became effective. The adoption of ASU 2011-06 had no effect on the Company's financial condition, results of operations or cash flows, as the Company does not sell qualifying health insurance and, thus, is not subject to the fee.

Future Adoption of Accounting Pronouncements

Consolidations
In February 2015, the FASB issued ASU 2015-02, “Consolidation (ASC Topic 810): Amendments to the Consolidation Analysis” (“ASU 2015-02”), which:

•
Modifies the evaluation of whether limited partnerships and similar entities are Variable Interest Entities ("VIEs") or Voting Interest Entities ("VOEs"), including the requirement to consider the rights of all equity holders at risk to determine if they have the power to direct the entity's most significant activities.

•
Eliminates the presumption that a general partner should consolidate a limited partnership. Limited partnerships and similar entities will be VIEs unless the limited partners hold substantive kick-out rights in the participating rights.

•	Affects the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships.

•	Provides a new scope exception for registered money market funds and similar unregistered money market funds, and ends the deferral granted to investment companies from applying the VIE guidance.

The provisions of ASU 2015-02 are effective for annual periods, and for interim periods within those annual periods, beginning after December 15, 2015, with early adoption permitted, using either a retrospective or modified retrospective approach. The Company does not expect ASU 2015-02 to have an impact.

Going Concern
In August 2014, the FASB issued ASU 2014-15, "Presentation of Financial Statements-Going Concern (ASC Subtopic 205-40): Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern" ("ASU 2014-15"), which requires management to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued. The provisions of ASU 2014-15 will not affect a company's financial condition, results of operation, or cash flows, but require disclosure if management determines there is substantial doubt, including management’s plans to alleviate or mitigate the conditions or events that raise substantial doubt.
The provisions of ASU 2014-15 are effective for annual periods ending after December 15, 2016, and annual and interim periods thereafter. The Company does not expect ASU 2014-15 to have an impact.
Repurchase Agreements
In June 2014, the FASB issued ASU 2014-11, "Transfers and Servicing (ASC Topic 860): Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures" ("ASU 2014-11"), which (1) changes the accounting for repurchase-to-maturity transactions to secured borrowing accounting and (2) requires separate accounting for a transfer of a financial asset executed with a repurchase agreement with the same counterparty. This will result in secured borrowing accounting for the repurchase agreement. The amendments also require additional disclosures for certain transactions accounted for as a sale and for repurchase agreements, securities lending transactions and repurchase-to-maturity transactions that are accounted for as secured borrowings.

The provisions of ASU 2014-11 are effective for the first interim or annual period beginning after December 15, 2014, with the exception of disclosure amendments for repurchase agreements, securities lending transactions and repurchase-to-maturity transactions that are accounted for as secured borrowings, which are effective for annual periods beginning after December 15, 2014, and for interim periods beginning after March 15, 2015. The Company does not expect ASU 2014-11 to have an impact on its financial condition or results of operations, as the Company has not historically met the requirements for sale accounting treatment for such secured borrowing arrangements. The Company is currently in the process of determining the impact of adoption of the disclosure provisions of ASU 2014-11.

C-23

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Revenue from Contracts with Customers
In May 2014, the FASB issued ASU 2014-09, "Revenue from Contracts with Customers (ASC Topic 606)" ("ASU 2014-09"), which requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. Revenue is recognized when, or as, the entity satisfies a performance obligation under the contract. The standard also requires disclosures regarding the nature, amount, timing and uncertainty of revenue and cash flows arising from contracts with customers.

The provisions of ASU 2014-09 are effective retrospectively for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2014-09.

Discontinued Operations and Disposals
In April 2014, the FASB issued ASU 2014-08, "Presentation of Financial Statements (ASC Topic 205) and Property, Plant, and Equipment (ASC Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity" ("ASU 2014-08"), which requires the disposal of a component of an entity to be reported in discontinued operations if the disposal represents a strategic shift that has, or will have, a major effect on the entity's operations and financial results. The component should be reported in discontinued operations when it meets the criteria to be classified as held for sale, is disposed of by sale or is disposed of other than by sale.
The amendments also require additional disclosures about discontinued operations, including disclosures about an entity’s significant continuing involvement with a discontinued operation and disclosures for a disposal of an individually significant component of an entity that does not qualify for discontinued operations.
The provisions of ASU 2014-08 are effective for annual periods beginning after December 15, 2014, and for interim periods beginning after December 15, 2015. The amendments should be applied prospectively to disposals and classifications as held for sale that occur within those periods. The Company is currently in the process of determining the impact of adoption of the provisions of ASU 2014-08.

C-24

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

2.    Investments

Fixed Maturities and Equity Securities

Available-for-sale and FVO fixed maturities and equity securities were as follows as of December 31, 2014:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)
Fixed maturities:
U.S. Treasuries	$649.0	$124.1	$—	$—	$773.1	$—
U.S. Government agencies and authorities	45.7	0.9	—	—	46.6	—
State, municipalities and political subdivisions	259.0	18.3	0.1	—	277.2	—
U.S. corporate securities	10,366.7	902.4	49.1	—	11,220.0	1.5

Foreign securities:(1)
Government	346.5	23.8	5.5	—	364.8	—
Other	5,138.9	324.7	50.5	—	5,413.1	—
Total foreign securities	5,485.4	348.5	56.0	—	5,777.9	—

Residential mortgage-backed securities:
Agency	1,613.5	125.4	3.6	15.7	1,751.0	0.2
Non-Agency	227.9	54.6	2.2	12.1	292.4	8.7
Total Residential mortgage-backed securities	1,841.4	180.0	5.8	27.8	2,043.4	8.9

Commercial mortgage-backed securities	998.9	79.2	0.1	—	1,078.0	6.7
Other asset-backed securities	389.0	13.1	1.7	—	400.4	2.6
Total fixed maturities, including securities pledged	20,035.1	1,666.5	112.8	27.8	21,616.6	19.7
Less: Securities pledged	224.4	17.8	6.9	—	235.3	—
Total fixed maturities	19,810.7	1,648.7	105.9	27.8	21,381.3	19.7
Equity securities	107.4	14.5	—	—	121.9	—
Total fixed maturities and equity securities investments	$19,918.1	$1,663.2	$105.9	$27.8	$21,503.2	$19.7
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(3) Represents OTTI reported as a component of Other comprehensive income (loss).

C-25

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Available-for-sale and FVO fixed maturities and equity securities were as follows as of December 31, 2013:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Embedded Derivatives(2)	Fair Value	OTTI(3)
Fixed maturities:
U.S. Treasuries	$636.5	$36.5	$2.9	$—	$670.1	$—
U.S. Government agencies and authorities	237.1	5.0	—	—	242.1	—
State, municipalities and political subdivisions	77.2	5.9	0.1	—	83.0	—
U.S. corporate securities	10,326.0	581.0	238.8	—	10,668.2	1.9

Foreign securities:(1)
Government	422.9	25.2	16.5	—	431.6	—
Other	5,149.6	272.9	83.5	—	5,339.0	—
Total foreign securities	5,572.5	298.1	100.0	—	5,770.6	—

Residential mortgage-backed securities:
Agency	1,638.2	121.9	17.9	16.9	1,759.1	0.2
Non-Agency	278.1	55.2	4.8	12.1	340.6	15.1
Total Residential mortgage-backed securities	1,916.3	177.1	22.7	29.0	2,099.7	15.3

Commercial mortgage-backed securities	624.5	68.1	0.9	—	691.7	4.4
Other asset-backed securities	465.8	18.0	3.4	—	480.4	3.2
Total fixed maturities, including securities pledged	19,855.9	1,189.7	368.8	29.0	20,705.8	24.8
Less: Securities pledged	137.9	5.9	3.7	—	140.1	—
Total fixed maturities	19,718.0	1,183.8	365.1	29.0	20,565.7	24.8
Equity securities	119.4	15.8	0.3	—	134.9	—
Total fixed maturities and equity securities investments	$19,837.4	$1,199.6	$365.4	$29.0	$20,700.6	$24.8
(1) Primarily U.S. dollar denominated.
(2) Embedded derivatives within fixed maturity securities are reported with the host investment. The changes in fair value of embedded derivatives are reported in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(3) Represents OTTI reported as a component of Other comprehensive income (loss).

C-26

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The amortized cost and fair value of fixed maturities, including securities pledged, as of December 31, 2014, are shown below by contractual maturity. Actual maturities may differ from contractual maturities as securities may be restructured, called or prepaid. MBS and Other ABS are shown separately because they are not due at a single maturity date.

	Amortized Cost	Fair Value
Due to mature:
One year or less	$679.2	$688.6
After one year through five years	4,052.1	4,288.7
After five years through ten years	5,809.9	6,096.7
After ten years	6,264.6	7,020.8
Mortgage-backed securities	2,840.3	3,121.4
Other asset-backed securities	389.0	400.4
Fixed maturities, including securities pledged	$20,035.1	$21,616.6

The investment portfolio is monitored to maintain a diversified portfolio on an ongoing basis. Credit risk is mitigated by monitoring concentrations by issuer, sector and geographic stratification and limiting exposure to any one issuer.

As of December 31, 2014 and 2013, the Company did not have any investments in a single issuer, other than obligations of the U.S. Government and government agencies with a carrying value in excess of 10% of the Company's consolidated Shareholder's equity.

The following tables set forth the composition of the U.S. and foreign corporate securities within the fixed maturity portfolio by industry category as of the dates indicated:

	Amortized Cost	Gross Unrealized Capital Gains	Gross Unrealized Capital Losses	Fair Value
December 31, 2014
Communications	$1,226.1	$136.8	$2.4	$1,360.5
Financial	2,310.5	221.4	1.6	2,530.3
Industrial and other companies	8,962.6	569.4	90.0	9,442.0
Utilities	2,555.7	259.2	4.3	2,810.6
Transportation	450.7	40.3	1.3	489.7
Total	$15,505.6	$1,227.1	$99.6	$16,633.1

December 31, 2013
Communications	$1,315.9	$81.5	$36.8	$1,360.6
Financial	2,114.7	166.9	20.2	2,261.4
Industrial and other companies	8,878.5	423.5	213.1	9,088.9
Utilities	2,726.5	159.5	42.3	2,843.7
Transportation	440.0	22.5	9.9	452.6
Total	$15,475.6	$853.9	$322.3	$16,007.2

Fixed Maturities and Equity Securities

The Company's fixed maturities and equity securities are currently designated as available-for-sale, except those accounted for using the FVO. Available-for-sale securities are reported at fair value and unrealized capital gains (losses) on these securities are

C-27

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

recorded directly in AOCI and presented net of related changes in DAC, VOBA and Deferred income taxes. In addition, certain fixed maturities have embedded derivatives, which are reported with the host contract on the Consolidated Balance Sheets.

The Company has elected the FVO for certain of its fixed maturities to better match the measurement of assets and liabilities in the Consolidated Statements of Operations. Certain CMOs, primarily interest-only and principal-only strips, are accounted for as hybrid instruments and valued at fair value with changes in the fair value recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

The Company invests in various categories of CMOs, including CMOs that are not agency-backed, that are subject to different degrees of risk from changes in interest rates and defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to significant decreases and increases in interest rates resulting in the prepayment of principal from the underlying mortgages, either earlier or later than originally anticipated. As of December 31, 2014 and 2013, approximately 57.3% and 50.4%, respectively, of the Company's CMO holdings, such as interest-only or principal-only strips, were invested in those types of CMOs that are subject to more prepayment and extension risk than traditional CMOs.

Repurchase Agreements

As of December 31, 2014 and 2013, the Company did not have any securities pledged in dollar rolls, repurchase agreement transactions or reverse repurchase agreements.

Securities Lending

As of December 31, 2014 and 2013, the fair value of loaned securities was $174.9 and $97.6, respectively, and is included in Securities pledged on the Consolidated Balance Sheets. As of December 31, 2014 and 2013, collateral retained by the lending agent and invested in liquid assets on the Company's behalf was $182.0 and $102.7, respectively, and recorded in Short-term investments under securities loan agreements, including collateral delivered on the Consolidated Balance Sheets. As of December 31, 2014 and 2013, liabilities to return collateral of $182.0 and $102.7, respectively, were included in Payables under securities loan agreements, including collateral held, on the Consolidated Balance Sheets.

Variable Interest Entities

The Company holds certain VIEs for investment purposes. VIEs may be in the form of private placement securities, structured securities, securitization transactions, or limited partnerships. The Company has reviewed each of its holdings and determined that consolidation of these investments in the Company's financial statements is not required, as the Company is not the primary beneficiary, because the Company does not have both the power to direct the activities that most significantly impact the entity's economic performance and the obligation or right to potentially significant losses or benefits, for any of its investments in VIEs. The Company did not provide any non-contractual financial support and its carrying value represents the Company's exposure to loss. The carrying value of the equity tranches of the Collateralized loan obligations ("CLOs") of $0.7 and $1.0 as of December 31, 2014 and 2013, respectively, is included in Limited partnerships/corporations on the Consolidated Balance Sheets. Income and losses recognized on these investments are reported in Net investment income in the Consolidated Statements of Operations.

On June 4, 2012, the Company entered into an agreement to sell certain general account private equity limited partnership investment interest holdings with a carrying value of $331.9 as of March 31, 2012. These assets were sold to a group of private equity funds that are managed by Pomona Management LLC, an affiliate of the Company. The transaction resulted in a net pre-tax loss of $38.7 in the second quarter of 2012 reported in Net investment income on the Consolidated Statements of Operations. The transaction closed in two tranches with the first tranche closed on June 29, 2012 and the second tranche closed on October 29, 2012. Consideration received included $23.0 of promissory notes which were due in two equal installments at December 31, 2013 and 2014. In connection with these promissory notes, Voya Financial, Inc. unconditionally guaranteed payments of the notes in the event of any default of payments due. No additional loss was incurred on the second tranche since the fair value of the alternative investments was reduced to the agreed-upon sales price as of June 30, 2012.

C-28

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Securitizations

The Company invests in various tranches of securitization entities, including RMBS, CMBS and ABS. Through its investments, the Company is not obligated to provide any financial or other support to these entities. Each of the RMBS, CMBS and ABS entities are thinly capitalized by design and considered VIEs. The Company's involvement with these entities is limited to that of a passive investor. The Company has no unilateral right to appoint or remove the servicer, special servicer or investment manager, which are generally viewed to have the power to direct the activities that most significantly impact the securitization entities' economic performance, in any of these entities, nor does the Company function in any of these roles. The Company, through its investments or other arrangements, does not have the obligation to absorb losses or the right to receive benefits from the entity that could potentially be significant to the entity. Therefore, the Company is not the primary beneficiary and will not consolidate any of the RMBS, CMBS and ABS entities in which it holds investments. These investments are accounted for as investments available-for-sale as described in the Business, Basis of Presentation and Significant Accounting Policies Note to these Consolidated Financial Statements and unrealized capital gains (losses) on these securities are recorded directly in AOCI, except for certain RMBS which are accounted for under the FVO for which changes in fair value are reflected in Other net realized gains (losses) in the Consolidated Statements of Operations. The Company’s maximum exposure to loss on these structured investments is limited to the amount of its investment.

C-29

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized Capital Losses

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2014:

	Six Months or Less Below Amortized Cost			More Than Six Months and Twelve Months or Less Below Amortized Cost		More Than Twelve Months Below Amortized Cost		Total
	Fair Value	Unrealized Capital Losses		Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses
2014
U.S. Treasuries	$12.4	$—	*	$—	$—	$—	$—	$12.4	$—	*
U.S. Government, agencies and authorities	2.3	—	*	—	—	—	—	2.3	—	*
U.S. corporate, state and municipalities	794.6	20.1		34.8	1.5	712.8	27.6	1,542.2	49.2
Foreign	671.0	35.7		9.7	0.2	350.2	20.1	1,030.9	56.0
Residential mortgage-backed	94.5	0.7		25.2	0.6	163.1	4.5	282.8	5.8
Commercial mortgage-backed	59.1	0.1		—	—	—	—	59.1	0.1
Other asset-backed	27.0	0.1		—	—	18.4	1.6	45.4	1.7
Total	$1,660.9	$56.7		$69.7	$2.3	$1,244.5	$53.8	$2,975.1	$112.8
*Less than $0.1.

Unrealized capital losses (including noncredit impairments), along with the fair value of fixed maturity securities, including securities pledged, by market sector and duration were as follows as of December 31, 2013:

	Six Months or Less Below Amortized Cost		More Than Six Months and Twelve Months or Less Below Amortized Cost		More Than Twelve Months Below Amortized Cost		Total
	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses	Fair Value	Unrealized Capital Losses
2013
U.S. Treasuries	$124.4	$2.1	$34.2	$0.8	$—	$—	$158.6	$2.9
U.S. Government, agencies and authorities	—	—	—	—	—	—	—	—
U.S. corporate, state and municipalities	1,002.8	22.9	2,413.2	183.8	236.9	32.2	3,652.9	238.9
Foreign	448.8	5.7	1,063.9	86.4	76.2	7.9	1,588.9	100.0
Residential mortgage-backed	262.3	2.9	212.9	12.0	105.8	7.8	581.0	22.7
Commercial mortgage-backed	77.9	0.9	—	—	—	—	77.9	0.9
Other asset-backed	38.9	0.2	30.3	0.2	26.0	3.0	95.2	3.4
Total	$1,955.1	$34.7	$3,754.5	$283.2	$444.9	$50.9	$6,154.5	$368.8

C-30

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Of the unrealized capital losses aged more than twelve months, the average market value of the related fixed maturities was 95.9% and 89.7% of the average book value as of December 31, 2014 and 2013, respectively.

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, for instances in which fair value declined below amortized cost by greater than or less than 20% for consecutive months as indicated in the tables below, were as follows as of the dates indicated:

	Amortized Cost		Unrealized Capital Losses		Number of Securities
	< 20%	> 20%	< 20%	> 20%	< 20%	> 20%
December 31, 2014
Six months or less below amortized cost	$1,690.4	$59.7	$50.5	$13.2	341	13
More than six months and twelve months or less below amortized cost	115.1	—	6.7	—	34	—
More than twelve months below amortized cost	1,220.5	2.2	41.8	0.6	223	2
Total	$3,026.0	$61.9	$99.0	$13.8	598	15

December 31, 2013
Six months or less below amortized cost	$2,054.4	$24.1	$45.3	$5.3	322	7
More than six months and twelve months or less below amortized cost	3,991.4	23.5	272.6	5.8	502	3
More than twelve months below amortized cost	420.4	9.5	37.3	2.5	137	8
Total	$6,466.2	$57.1	$355.2	$13.6	961	18

C-31

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Unrealized capital losses (including noncredit impairments) in fixed maturities, including securities pledged, by market sector for instances in which fair value declined below amortized cost by greater than or less than 20% were as follows as of the dates indicated:

	Amortized Cost			Unrealized Capital Losses				Number of Securities
	< 20%	> 20%		< 20%		> 20%		< 20%	> 20%
December 31, 2014
U.S. Treasuries	$12.4	$—		$—	*	$—		1	—
U.S. Government, agencies and authorities	2.3	—		—	*	—		1	—
U.S. corporate, state and municipalities	1,566.3	25.1		43.5		5.7		262	5
Foreign	1,052.3	34.6		48.5		7.5		185	6
Residential mortgage-backed	288.6	—	*	5.8		—	*	124	2
Commercial mortgage-backed	59.2	—		0.1		—		11	—
Other asset-backed	44.9	2.2		1.1		0.6		14	2
Total	$3,026.0	$61.9		$99.0		$13.8		598	15
*Less than $0.1.
December 31, 2013
U.S. Treasuries	$161.5	$—		$2.9		$—		4	—
U.S. Government, agencies and authorities	—	—		—		—		—	—
U.S. corporate, state and municipalities	3,869.0	22.8		233.2		5.7		519	2
Foreign	1,665.8	23.1		95.0		5.0		239	5
Residential mortgage-backed	596.9	6.8		21.0		1.7		162	7
Commercial mortgage-backed	78.8	—		0.9		—		12	—
Other asset-backed	94.2	4.4		2.2		1.2		25	4
Total	$6,466.2	$57.1		$355.2		$13.6		961	18

Investments with fair values less than amortized cost are included in the Company's other-than-temporary impairments analysis. Impairments were recognized as disclosed in the "Evaluating Securities for Other-Than-Temporary Impairments" section below. The Company evaluates non-agency RMBS and ABS for "other-than-temporary impairments" each quarter based on actual and projected cash flows after considering the quality and updated loan-to-value ratios reflecting current home prices of underlying collateral, forecasted loss severity, the payment priority within the tranche structure of the security and amount of any credit enhancements. The Company's assessment of current levels of cash flows compared to estimated cash flows at the time the securities were acquired indicates the amount and the pace of projected cash flows from the underlying collateral has generally been lower and slower, respectively. However, since cash flows are typically projected at a trust level, the impairment review incorporates the security's position within the trust structure as well as credit enhancement remaining in the trust to determine whether an impairment is warranted. Therefore, while lower and slower cash flows will impact the trust, the effect on a particular security within the trust will be dependent upon the trust structure. Where the assessment continues to project full recovery of principal and interest on schedule, the Company has not recorded an impairment. Unrealized losses on below investment grade securities are principally related to RMBS (primarily Alt-A RMBS) and ABS (primarily subprime RMBS) largely due to economic and market uncertainties including concerns over unemployment levels, lower interest rate environment on floating rate securities requiring higher risk premiums since purchase and valuations on residential real estate supporting non-agency RMBS. Based on this analysis, the Company determined that the remaining investments in an unrealized loss position were not other-than-temporarily impaired and therefore no further other-than-temporary impairment was necessary.

C-32

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Troubled Debt Restructuring

The Company invests in high quality, well performing portfolios of commercial mortgage loans and private placements. Under certain circumstances, modifications are granted to these contracts. Each modification is evaluated as to whether a troubled debt restructuring has occurred. A modification is a troubled debt restructuring when the borrower is in financial difficulty and the creditor makes concessions. Generally, the types of concessions may include reducing the face amount or maturity amount of the debt as originally stated, reducing the contractual interest rate, extending the maturity date at an interest rate lower than current market interest rates and/or reducing accrued interest. The Company considers the amount, timing and extent of the concession granted in determining any impairment or changes in the specific valuation allowance recorded in connection with the troubled debt restructuring. A valuation allowance may have been recorded prior to the quarter when the loan is modified in a troubled debt restructuring. Accordingly, the carrying value (net of the specific valuation allowance) before and after modification through a troubled debt restructuring may not change significantly, or may increase if the expected recovery is higher than the pre-modification recovery assessment. For the year ended December 31, 2014, the Company had no new troubled debt restructurings for private placement or commercial mortgage loans. For the year ended December 31, 2013, the Company had no new private placement troubled debt restructuring and had 20 new commercial mortgage loan troubled debt restructurings with a pre-modification and post modification carrying value of $39.4. The 20 commercial mortgage loans comprise a portfolio of cross-defaulted, cross-collateralized individual loans, which are owned by the same sponsor. Between the date of the troubled debt restructurings and December 31, 2014, these loans have repaid $12.1 in principal.

As of December 31, 2014 and 2013, the Company did not have any commercial mortgage loans or private placements modified in a troubled debt restructuring with a subsequent payment default.

Mortgage Loans on Real Estate

The Company's mortgage loans on real estate are all commercial mortgage loans held for investment, which are reported at amortized cost, less impairment write-downs and allowance for losses. The Company diversifies its commercial mortgage loan portfolio by geographic region and property type to reduce concentration risk. The Company manages risk when originating commercial mortgage loans by generally lending only up to 75% of the estimated fair value of the underlying real estate. Subsequently, the Company continuously evaluates mortgage loans based on relevant current information including a review of loan-specific credit quality, property characteristics and market trends. Loan performance is monitored on a loan specific basis through the review of submitted appraisals, operating statements, rent revenues and annual inspection reports, among other items. This review ensures properties are performing at a consistent and acceptable level to secure the debt. The components to evaluate debt service coverage are received and reviewed at least annually to determine the level of risk.
The following table summarizes the Company's investment in mortgage loans as of the dates indicated:

	December 31, 2014	December 31, 2013
Commercial mortgage loans	$3,514.1	$3,397.3
Collective valuation allowance	(1.1)	(1.2)
Total net commercial mortgage loans	$3,513.0	$3,396.1

There were no impairments taken on the mortgage loan portfolio for the years ended December 31, 2014 and 2013.

The following table summarizes the activity in the allowance for losses for all commercial mortgage loans for the periods indicated:

	December 31, 2014	December 31, 2013
Collective valuation allowance for losses, balance at January 1	$1.2	$1.3
Addition to (reduction of) allowance for losses	(0.1)	(0.1)
Collective valuation allowance for losses, end of period	$1.1	$1.2

C-33

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The carrying values and unpaid principal balances of impaired mortgage loans were as follows as of the dates indicated:

	December 31, 2014	December 31, 2013
Impaired loans without allowances for losses	$32.4	$42.9
Less: Allowances for losses on impaired loans	—	—
Impaired loans, net	$32.4	$42.9
Unpaid principal balance of impaired loans	$33.9	$44.4

As of December 31, 2014 and 2013 the Company did not have any impaired loans with allowances for losses.

The following table presents information on restructured loans as of the dates indicated:

	December 31, 2014	December 31, 2013
Troubled debt restructured loans	$27.3	$37.5

The Company defines delinquent mortgage loans consistent with industry practice as 60 days past due. The Company’s policy is to recognize interest income until a loan becomes 90 days delinquent or foreclosure proceedings are commenced, at which point interest accrual is discontinued. Interest accrual is not resumed until the loan is brought current.
There were no mortgage loans in the Company's portfolio in process of foreclosure as of December 31, 2014 and 2013. There were no loans 90 days or more past due or loans in arrears with respect to principal and interest as of December 31, 2014 and 2013.

The following table presents information on the average investment during the period in impaired loans and interest income recognized on impaired and troubled debt restructured loans for the periods indicated:

	Year Ended December 31,
	2014	2013	2012
Impaired loans, average investment during the period (amortized cost)(1)	$37.6	$24.2	$5.7
Interest income recognized on impaired loans, on an accrual basis(1)	2.2	1.4	0.4
Interest income recognized on impaired loans, on a cash basis(1)	2.1	1.4	0.4
Interest income recognized on troubled debt restructured loans, on an accrual basis	1.8	1.0	—
(1) Includes amounts for Troubled debt restructured loans.

Loan-to-value ("LTV") and debt service coverage ("DSC") ratios are measures commonly used to assess the risk and quality of mortgage loans. The LTV ratio, calculated at time of origination, is expressed as a percentage of the amount of the loan relative to the value of the underlying property. A LTV ratio in excess of 100% indicates the unpaid loan amount exceeds the underlying collateral. The DSC ratio, based upon the most recently received financial statements, is expressed as a percentage of the amount of a property's net income to its debt service payments. A DSC ratio of less than 1.0 indicates that property's operations do not generate sufficient income to cover debt payments. These ratios are utilized as part of the review process described above.

C-34

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the LTV ratios as of the dates indicated:

	December 31, 2014 (1)	December 31, 2013 (1)
Loan-to-Value Ratio:
0% - 50%	$411.0	$495.7
>50% - 60%	824.1	894.5
>60% - 70%	2,107.9	1,879.5
>70% - 80%	159.7	114.9
>80% and above	11.4	12.7
Total Commercial mortgage loans	$3,514.1	$3,397.3
(1) Balances do not include collective valuation allowance for losses.

The following table presents the DSC ratios as of the dates indicated:

	December 31, 2014 (1)	December 31, 2013 (1)
Debt Service Coverage Ratio:
Greater than 1.5x	$2,600.1	$2,388.5
>1.25x - 1.5x	520.0	542.4
>1.0x - 1.25x	258.7	275.8
Less than 1.0x	131.3	190.5
Commercial mortgage loans secured by land or construction loans	4.0	0.1
Total Commercial mortgage loans	$3,514.1	$3,397.3
(1) Balances do not include collective valuation allowance for losses.

Properties collateralizing mortgage loans are geographically dispersed throughout the United States, as well as diversified by property type, as reflected in the following tables as of the dates indicated:

	December 31, 2014 (1)		December 31, 2013 (1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by U.S. Region:
Pacific	$802.6	22.8%	$752.8	22.3%
South Atlantic	746.5	21.2%	707.8	20.8%
West South Central	448.4	12.8%	467.1	13.7%
Middle Atlantic	505.8	14.4%	411.4	12.1%
East North Central	355.3	10.1%	383.1	11.3%
Mountain	274.0	7.8%	263.9	7.8%
West North Central	219.6	6.3%	224.9	6.6%
New England	74.8	2.1%	116.7	3.4%
East South Central	87.1	2.5%	69.6	2.0%
Total Commercial mortgage loans	$3,514.1	100.0%	$3,397.3	100.0%
(1) Balances do not include collective valuation allowance for losses.

C-35

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	December 31, 2014 (1)		December 31, 2013 (1)
	Gross Carrying Value	% of Total	Gross Carrying Value	% of Total
Commercial Mortgage Loans by Property Type:
Retail	$1,236.4	35.2%	$1,082.1	31.9%
Industrial	796.8	22.7%	972.6	28.6%
Office	443.1	12.6%	462.1	13.6%
Apartments	550.6	15.7%	445.2	13.1%
Hotel/Motel	149.7	4.2%	182.8	5.4%
Mixed Use	142.8	4.1%	70.9	2.1%
Other	194.7	5.5%	181.6	5.3%
Total Commercial mortgage loans	$3,514.1	100.0%	$3,397.3	100.0%
(1) Balances do not include collective valuation allowance for losses.

The following table sets forth the breakdown of mortgages by year of origination as of the dates indicated:

	December 31, 2014 (1)	December 31, 2013 (1)
Year of Origination:
2014	$580.0	$—
2013	758.8	785.2
2012	854.5	908.1
2011	674.4	792.8
2010	66.0	121.1
2009	39.0	68.4
2008 and prior	541.4	721.7
Total Commercial mortgage loans	$3,514.1	$3,397.3
(1) Balances do not include collective valuation allowance for losses.

Evaluating Securities for Other-Than-Temporary Impairments

The Company performs a regular evaluation, on a security-by-security basis, of its available-for-sale securities holdings, including fixed maturity securities and equity securities in accordance with its impairment policy in order to evaluate whether such investments are other-than-temporarily impaired.

C-36

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table identifies the Company's credit-related and intent-related impairments included in the Consolidated Statements of Operations, excluding impairments included in Other comprehensive income (loss) by type for the periods indicated:

	Year Ended December 31,
	2014			2013		2012
	Impairment		No. of Securities	Impairment	No. of Securities	Impairment	No. of Securities
U.S. corporate	$1.7		3	$—	—	$2.9	3
Foreign(1)	3.7		7	1.8	1	0.8	3
Residential mortgage-backed	1.6		26	3.4	35	6.0	33
Commercial mortgage-backed	0.1		2	0.3	3	—	—
Other asset-backed	—	*	1	0.3	2	1.2	4
Equity	—		—	0.1	1	—	—
Total	$7.1		39	$5.9	42	$10.9	43
* Less than $0.1.
(1) Primarily U.S. dollar denominated.

The above tables include $1.6, $4.8 and $9.1 of write-downs related to credit impairments for the years ended December 31, 2014, 2013 and 2012, respectively, in Other-than-temporary impairments, which are recognized in the Consolidated Statements of Operations. The remaining $5.5, $1.1 and $1.8 in write-downs for the years ended December 31, 2014, 2013 and 2012, respectively, are related to intent impairments.

The following table summarizes these intent impairments, which are also recognized in earnings, by type for the periods indicated:

	Year Ended December 31,
	2014		2013		2012
	Impairment	No. of Securities	Impairment	No. of Securities	Impairment	No. of Securities
U.S. corporate	$1.6	3	$—	—	$0.2	1
Foreign(1)	3.7	7	—	—	0.8	3
Residential mortgage-backed	0.1	3	0.8	6	0.7	3
Commercial mortgage-backed	0.1	2	0.3	3	—	—
Other asset-backed	—	—	—	—	0.1	1
Equity	—	—	—	—	—	—
Total	$5.5	15	$1.1	9	$1.8	8
(1) Primarily U.S. dollar denominated.

The Company may sell securities during the period in which fair value has declined below amortized cost for fixed maturities or cost for equity securities. In certain situations, new factors, including changes in the business environment, can change the Company's previous intent to continue holding a security. Accordingly, these factors may lead the Company to record additional intent related capital losses.

C-37

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table identifies the amount of credit impairments on fixed maturities for which a portion of the OTTI loss was recognized in Other comprehensive income (loss) and the corresponding changes in such amounts for the periods indicated:

	Year Ended December 31,
	2014	2013	2012
Balance at January 1	$28.0	$28.4	$27.8
Additional credit impairments:
On securities not previously impaired	0.7	1.1	1.5
On securities previously impaired	0.9	1.8	3.7
Reductions:
Securities sold, matured, prepaid or paid down	6.6	3.3	4.6
Increase in cash flows	0.6	—	—
Balance at December 31	$22.4	$28.0	$28.4

Net Investment Income

The following table summarizes Net investment income for the periods indicated:

	Year Ended December 31,
	2014	2013	2012
Fixed maturities	$1,216.3	$1,199.4	$1,222.5
Equity securities, available-for-sale	7.1	2.8	7.5
Mortgage loans on real estate	172.7	157.1	143.5
Policy loans	13.3	13.1	13.2
Short-term investments and cash equivalents	0.5	0.9	1.4
Other	30.6	42.6	6.8
Gross investment income	1,440.5	1,415.9	1,394.9
Less: investment expenses	51.1	48.9	46.1
Net investment income	$1,389.4	$1,367.0	$1,348.8

As of December 31, 2014 and 2013, the Company did not have any investments in fixed maturities that did not produce net investment income. Fixed maturities are moved to a non-accrual status when the investment defaults.

Interest income on fixed maturities is recorded when earned using an effective yield method, giving effect to amortization of premiums and accretion of discounts. Such interest income is recorded in Net investment income in the Consolidated Statements of Operations.

Net Realized Capital Gains (Losses)

Net realized capital gains (losses) comprise the difference between the amortized cost of investments and proceeds from sale and redemption, as well as losses incurred due to the credit-related and intent-related other-than-temporary impairment of investments. Realized investment gains and losses are also primarily generated from changes in fair value of embedded derivatives within product guarantees and fixed maturities, changes in fair value of fixed maturities recorded at FVO and changes in fair value including accruals on derivative instruments, except for effective cash flow hedges. The cost of the investments on disposal is generally determined based on FIFO methodology.

C-38

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net realized capital gains (losses) were as follows for the periods indicated:

	Year Ended December 31,
	2014	2013	2012
Fixed maturities, available-for-sale, including securities pledged	$(14.7)	$0.3	$67.5
Fixed maturities, at fair value option	(74.6)	(151.5)	(124.2)
Equity securities, available-for-sale	1.3	0.1	(0.2)
Derivatives	50.6	(72.1)	1.3
Embedded derivatives - fixed maturities	(1.2)	(24.7)	(5.5)
Embedded derivatives - product guarantees	(101.2)	105.5	120.4
Other investments	0.2	0.2	—
Net realized capital gains (losses)	$(139.6)	$(142.2)	$59.3
After-tax net realized capital gains (losses)	$(90.7)	$(160.0)	$38.5

Proceeds from the sale of fixed maturities and equity securities, available-for-sale and the related gross realized gains and losses, before tax were as follows for the periods indicated:

	Year Ended December 31,
	2014	2013	2012
Proceeds on sales	$1,616.3	$1,830.0	$2,887.1
Gross gains	24.4	23.8	88.7
Gross losses	35.2	22.1	12.7

3.    Derivative Financial Instruments

The Company enters into the following types of derivatives:

Interest rate caps: The Company uses interest rate cap contracts to hedge the interest rate exposure arising from duration mismatches between assets and liabilities. Interest rate caps are also used to hedge interest rate exposure if rates rise above a specified level. Such increases in rates will require the Company to incur additional expenses. The future payout from the interest rate caps fund this increased exposure. The Company pays an upfront premium to purchase these caps. The Company utilizes these contracts in non-qualifying hedging relationships.

Interest rate swaps: Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and/or liabilities. Interest rate swaps are also used to hedge the interest rate risk associated with the value of assets it owns or in an anticipation of acquiring them. Using interest rate swaps, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest payments, calculated by reference to an agreed upon notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made to/from the counterparty at each due date. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

Foreign exchange swaps: The Company uses foreign exchange or currency swaps to reduce the risk of change in the value, yield or cash flows associated with certain foreign denominated invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows against U.S. dollar cash flows at regular periods, typically quarterly or semi-annually. The Company utilizes these contracts in qualifying hedging relationships as well as non-qualifying hedging relationships.

C-39

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Credit default swaps: Credit default swaps are used to reduce credit loss exposure with respect to certain assets that the Company owns, or to assume credit exposure on certain assets that the Company does not own. Payments are made to, or received from, the counterparty at specified intervals. In the event of a default on the underlying credit exposure, the Company will either receive a payment (purchased credit protection) or will be required to make a payment (sold credit protection) equal to the par minus recovery value of the swap contract. The Company utilizes these contracts in non-qualifying hedging relationships.

Forwards: The Company uses forward contracts to hedge certain invested assets against movement in interest rates, particularly mortgage rates. The Company uses To Be Announced mortgage-backed securities as an economic hedge against rate movements. The Company utilizes forward contracts in non-qualifying hedging relationships.

Futures: The Company uses futures contracts as a hedge against an increase in certain equity indices. Such increases may result in increased payments to the holders of the FIA contracts. The Company enters into exchange traded futures with regulated futures commissions that are members of the exchange. The Company also posts initial and variation margins with the exchange on a daily basis. The Company utilizes exchange-traded futures in non-qualifying hedging relationships.

Swaptions: A swaption is an option to enter into a swap with a forward starting effective date. The Company uses swaptions to hedge the interest rate exposure associated with the minimum crediting rate and book value guarantees embedded in the retirement products that the Company offers. Increases in interest rates will generate losses on assets that are backing such liabilities. In certain instances, the Company locks in the economic impact of existing purchased swaptions by entering into offsetting written swaptions. The Company pays a premium when it purchases the swaption. The Company utilizes these contracts in non-qualifying hedging relationships.

Managed custody guarantees ("MCG"): The Company issues certain credited rate guarantees on variable fixed income portfolios that represent stand-alone derivatives. The market value is partially determined by, among other things, levels of or changes in interest rates, prepayment rates and credit ratings/spreads.

Embedded derivatives: The Company also invests in certain fixed maturity instruments and has issued certain annuity products that contain embedded derivatives whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short-term or long-term), exchange rates, prepayment rates, equity rates, or credit ratings/spreads. In addition, the Company has entered into coinsurance with funds withheld arrangements, which contain embedded derivatives.

The Company's use of derivatives is limited mainly to economic hedging to reduce the Company's exposure to cash flow variability of assets and liabilities, interest rate risk, credit risk, exchange rate risk and market risk. It is the Company's policy not to offset amounts recognized for derivative instruments and amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral arising from derivative instruments executed with the same counterparty under a master netting arrangement, which provides the Company with the legal right of offset.

C-40

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The notional amounts and fair values of derivatives were as follows as of the dates indicated:

	December 31, 2014			December 31, 2013
	Notional Amount	Asset Fair Value	Liability Fair Value	Notional Amount	Asset Fair Value		Liability Fair Value
Derivatives: Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$513.3	$104.4	$—	$763.3	$81.0		$0.2
Foreign exchange contracts	51.2	7.7	—	51.2	2.2		0.6
Derivatives: Non-qualifying for hedge accounting(1)
Interest rate contracts	27,632.9	432.8	209.2	21,442.7	367.6		206.2
Foreign exchange contracts	130.1	10.6	7.7	145.9	5.5		9.6
Equity contracts	14.0	—	0.1	9.1	—	*	—
Credit contracts	384.0	6.5	—	384.0	8.1		—
Embedded derivatives:
Within fixed maturity investments	N/A	27.8	—	N/A	29.0		—
Within annuity products	N/A	—	129.2	N/A	—		23.1
Within reinsurance agreements	N/A	—	(13.0)	N/A	—		(54.0)
Total		$589.8	$333.2		$493.4		$185.7
* Less than $0.1.

(1)	Open derivative contracts are reported as Derivatives assets or liabilities on the Consolidated Balance Sheets at fair value.
N/A - Not Applicable

The maximum length of time over which the Company is hedging its exposure to the variability in future cash flows for forecasted transactions is through the fourth quarter of 2016.

Based on the notional amounts, a substantial portion of the Company’s derivative positions was not designated or did not qualify for hedge accounting as part of a hedging relationship as of December 31, 2014 and 2013. The Company utilizes derivative contracts mainly to hedge exposure to variability in cash flows, interest rate risk, credit risk, foreign exchange risk and equity market risk. The majority of derivatives used by the Company are designated as product hedges, which hedge the exposure arising from insurance liabilities or guarantees embedded in the contracts the Company offers through various product lines. These derivatives do not qualify for hedge accounting as they do not meet the criteria of being “highly effective” as outlined in ASC Topic 815, but do provide an economic hedge, which is in line with the Company’s risk management objectives. The Company also uses derivatives contracts to hedge its exposure to various risks associated with the investment portfolio. The Company does not seek hedge accounting treatment for certain of these derivatives as they generally do not qualify for hedge accounting due to the criteria required under the portfolio hedging rules outlined in ASC Topic 815. The Company also uses credit default swaps coupled with other investments in order to produce the investment characteristics of otherwise permissible investments that do not qualify as effective accounting hedges under ASC Topic 815.

C-41

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Although the Company has not elected to net its derivative exposures, the notional amounts and fair values of Over-The-Counter ("OTC") and cleared derivatives excluding exchange traded contracts and forward contracts (To Be Announced mortgage-backed securities) are presented in the tables below as of the dates indicated:

	December 31, 2014
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$384.0	$6.5	$—
Foreign exchange contracts	181.3	18.3	7.7
Interest rate contracts	28,146.2	537.2	209.2
		$562.0	$216.9

Counterparty netting(1)		$(216.2)	$(216.2)
Cash collateral netting(1)		(291.5)	—
Securities collateral netting(1)		(6.6)	—
Net receivables/payables		$47.7	$0.7
(1)Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

	December 31, 2013
	Notional Amount	Asset Fair Value	Liability Fair Value
Credit contracts	$384.0	$8.1	$—
Foreign exchange contracts	197.1	7.7	10.2
Interest rate contracts	22,206.0	448.6	206.4
		$464.4	$216.6

Counterparty netting(1)		$(201.3)	$(201.3)
Cash collateral netting(1)		(134.0)	(5.4)
Securities collateral netting(1)		(15.9)	(4.8)
Net receivables/payables		$113.2	$5.1
(1)Represents the netting of receivable balances with payable balances, net of collateral, for the same counterparty under eligible netting agreements.

Collateral

Under the terms of the OTC Derivative International Swaps and Derivatives Association, Inc. ("ISDA") agreements, the Company may receive from, or deliver to, counterparties collateral to assure that terms of the ISDA agreements will be met with regard to the Credit Support Annex ("CSA"). The terms of the CSA call for the Company to pay interest on any cash received equal to the Federal Funds rate. To the extent cash collateral is received and delivered, it is included in Payables under securities loan agreements, including collateral held and Short-term investments under securities loan agreements, including collateral delivered, respectively, on the Consolidated Balance Sheets and is reinvested in short-term investments. Collateral held is used in accordance with the CSA to satisfy any obligations. Investment grade bonds owned by the Company are the source of noncash collateral posted, which is reported in Securities pledged on the Consolidated Balance Sheets. As of December 31, 2014, the Company held $161.5 and $130.2 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. As of December 31, 2013, the Company held $127.4 and $1.2 of net cash collateral related to OTC derivative contracts and cleared derivative contracts, respectively. In addition, as of December 31, 2014, the Company delivered $60.4 of securities and held $6.6 of securities as collateral. As of December 31, 2013, the Company delivered $42.5 of securities and held $16.3 of securities as collateral.

C-42

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net realized gains (losses) on derivatives were as follows for the periods indicated:

	Year Ended December 31,
	2014	2013	2012
Derivatives: Qualifying for hedge accounting(1)
Cash flow hedges:
Interest rate contracts	$0.2	$0.2	$—
Foreign exchange contracts	0.5	0.1	—
Derivatives: Non-qualifying for hedge accounting(2)
Interest rate contracts	41.0	(92.8)	(18.9)
Foreign exchange contracts	4.8	10.0	6.9
Equity contracts	1.8	3.4	2.0
Credit contracts	2.3	7.0	11.3
Managed custody guarantees	0.2	0.2	1.1
Embedded derivatives:
Within fixed maturity investments(2)	(1.2)	(24.7)	(5.5)
Within annuity products(2)	(101.4)	105.3	119.3
Within reinsurance agreements(3)	(41.0)	54.0	—
Total	$(92.8)	$62.7	$116.2
(1) Changes in value for effective fair value hedges are recorded in Other net realized capital gains (losses). Changes in fair value upon disposal for effective cash flow hedges are amortized through Net investment income and the ineffective portion is recorded in Other net realized capital gains (losses) in the Consolidated Statements of Operations. For the years ended December 31, 2014, 2013 and 2012, ineffective amounts were immaterial.
(2) Changes in value are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.
(3) Changes in value are included in Interest credited and other benefits to contract owners/policyholders in the Consolidated Statements of Operations.

Credit Default Swaps

The Company has entered into various credit default swaps. When credit default swaps are sold, the Company assumes credit exposure to certain assets that it does not own. Credit default swaps may also be purchased to reduce credit exposure in the Company’s portfolio. Credit default swaps involve a transfer of credit risk from one party to another in exchange for periodic payments. As of December 31, 2014, the fair value of credit default swaps of $6.5 were included in Derivatives assets and there were no credit default swaps included in Derivatives liabilities on the Consolidated Balance Sheets. As of December 31, 2013, the fair value of credit default swaps of $8.1 were included in Derivatives assets and there were no credit default swaps included in Derivatives liabilities on the Consolidated Balance Sheets. As of December 31, 2014 and 2013, the maximum potential future exposure to the Company was $384.0 on credit default swaps. These instruments are typically written for a maturity period of five years and contain no recourse provisions. If the Company's current debt and claims paying ratings were downgraded in the future, the terms in the Company's derivative agreements may be triggered, which could negatively impact overall liquidity.

4.    Fair Value Measurements

Fair Value Measurement

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique, pursuant to ASU 2011-04, "Fair Value Measurements (ASC Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP" ("ASU 2011-04"). The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument. Financial assets and liabilities recorded at fair value on the Consolidated Balance Sheets are categorized as follows:

C-43

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

•
Level 1 - Unadjusted quoted prices for identical assets or liabilities in an active market. The Company defines an active market as a market in which transactions take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

•
Level 2 - Quoted prices in markets that are not active or valuation techniques that require inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets;
b) Quoted prices for identical or similar assets or liabilities in non-active markets;
c) Inputs other than quoted market prices that are observable; and
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

•
Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability.

When available, the estimated fair value of financial instruments is based on quoted prices in active markets that are readily and regularly obtainable. When quoted prices in active markets are not available, the determination of estimated fair value is based on market standard valuation methodologies, including discounted cash flow methodologies, matrix pricing or other similar techniques.

C-44

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2014:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$712.9	$60.2	$—	$773.1
U.S. Government agencies and authorities	—	46.6	—	46.6
U.S. corporate, state and municipalities	—	11,122.4	374.8	11,497.2
Foreign(1)	—	5,612.2	165.7	5,777.9
Residential mortgage-backed securities	—	2,026.1	17.3	2,043.4
Commercial mortgage-backed securities	—	1,059.0	19.0	1,078.0
Other asset-backed securities	—	398.0	2.4	400.4
Total fixed maturities, including securities pledged	712.9	20,324.5	579.2	21,616.6
Equity securities, available-for-sale	85.3	—	36.6	121.9
Derivatives:
Interest rate contracts	—	537.2	—	537.2
Foreign exchange contracts	—	18.3	—	18.3
Credit contracts	—	6.5	—	6.5
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	1,046.6	—	1.5	1,048.1
Assets held in separate accounts	57,492.6	5,313.1	2.4	62,808.1
Total assets	$59,337.4	$26,199.6	$619.7	$86,156.7

Liabilities:
Derivatives:
Annuity product guarantees:
FIA	$—	$—	$26.3	$26.3
Stabilizer and MCGs	—	—	102.9	102.9
Other derivatives:
Interest rate contracts	—	209.2	—	209.2
Foreign exchange contracts	—	7.7	—	7.7
Equity contracts	0.1	—	—	0.1
Embedded derivative on reinsurance	—	(13.0)	—	(13.0)
Total liabilities	$0.1	$203.9	$129.2	$333.2

(1) Primarily U.S. dollar denominated.

C-45

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the Company's hierarchy for its assets and liabilities measured at fair value on a recurring basis as of December 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Fixed maturities, including securities pledged:
U.S. Treasuries	$618.8	$51.3	$—	$670.1
U.S. Government agencies and authorities	—	237.0	5.1	242.1
U.S. corporate, state and municipalities	—	10,605.9	145.3	10,751.2
Foreign(1)	—	5,727.8	42.8	5,770.6
Residential mortgage-backed securities	—	2,076.0	23.7	2,099.7
Commercial mortgage-backed securities	—	691.7	—	691.7
Other asset-backed securities	—	462.7	17.7	480.4
Total fixed maturities, including securities pledged	618.8	19,852.4	234.6	20,705.8
Equity securities, available-for-sale	99.0	—	35.9	134.9
Derivatives:
Interest rate contracts	—	448.6	—	448.6
Foreign exchange contracts	—	7.7	—	7.7
Credit contracts	—	8.1	—	8.1
Cash and cash equivalents, short-term investments and short-term investments under securities loan agreements	529.7	—	—	529.7
Assets held in separate accounts	54,715.3	5,376.5	13.1	60,104.9
Total assets	$55,962.8	$25,693.3	$283.6	$81,939.7

Liabilities:
Derivatives:
Annuity product guarantees:
FIA	$—	$—	$23.1	$23.1
Stabilizer and MCGs	—	—	—	—
Other derivatives:
Interest rate contracts	—	206.4	—	206.4
Foreign exchange contracts	—	10.2	—	10.2
Equity contracts	—	—	—	—
Embedded derivative on reinsurance	—	(54.0)	—	(54.0)
Total liabilities	$—	$162.6	$23.1	$185.7
(1) Primarily U.S. dollar denominated.

C-46

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Valuation of Financial Assets and Liabilities at Fair Value

Certain assets and liabilities are measured at estimated fair value on the Company's Consolidated Balance Sheets. The Company defines fair value as the price that would be received to sell an asset or paid to transfer a liability (an "exit price") in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The exit price and the transaction (or entry) price will be the same at initial recognition in many circumstances. However, in certain cases, the transaction price may not represent fair value. The fair value of a liability is based on the amount that would be paid to transfer a liability to a third-party with an equal credit standing. Fair value is required to be a market-based measurement that is determined based on a hypothetical transaction at the measurement date, from a market participant's perspective. The Company considers three broad valuation techniques when a quoted price is unavailable: (i) the market approach, (ii) the income approach and (iii) the cost approach. The Company determines the most appropriate valuation technique to use, given the instrument being measured and the availability of sufficient inputs. The Company prioritizes the inputs to fair valuation techniques and allows for the use of unobservable inputs to the extent that observable inputs are not available.

The Company utilizes a number of valuation methodologies to determine the fair values of its financial assets and liabilities in conformity with the concepts of "exit price" and the fair value hierarchy as prescribed in ASC Topic 820. Valuations are obtained from third party commercial pricing services, brokers and industry-standard, vendor-provided software that models the value based on market observable inputs. The valuations obtained from third-party commercial pricing services are non-binding. The Company reviews the assumptions and inputs used by third-party commercial pricing services for each reporting period in order to determine an appropriate fair value hierarchy level. The documentation and analysis obtained from third-party commercial pricing services are reviewed by the Company, including in-depth validation procedures confirming the observability of inputs. The valuations are reviewed and validated monthly through the internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades or monitoring of trading volumes.

The following valuation methods and assumptions were used by the Company in estimating the reported values for the investments and derivatives described below:

Fixed maturities: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices and are classified as Level 1 assets.  Assets in this category would primarily include certain U.S. Treasury securities. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values and are classified as Level 2 assets. These services incorporate a variety of market observable information in their valuation techniques, including benchmark yields, broker-dealer quotes, credit quality, issuer spreads, bids, offers and other reference data. This category includes U.S. and foreign corporate bonds, ABS, U.S. agency and government guaranteed securities, CMBS and RMBS, including certain CMO assets.

Generally, the Company does not obtain more than one vendor price from pricing services per instrument. The Company uses a hierarchy process in which prices are obtained from a primary vendor and, if that vendor is unable to provide the price, the next vendor in the hierarchy is contacted until a price is obtained or it is determined that a price cannot be obtained from a commercial pricing service. When a price cannot be obtained from a commercial pricing service, independent broker quotes are solicited.  Securities priced using independent broker quotes are classified as Level 3.

Broker quotes and prices obtained from pricing services are reviewed and validated through an internal valuation committee price variance review, comparisons to internal pricing models, back testing to recent trades or monitoring of trading volumes. As of December 31, 2014, $537.1 and $16.4 billion of a total fair value of $21.6 billion in fixed maturities, including securities pledged, were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing. As of December 31, 2013, $190.5 and $15.9 billion of a total fair value of $20.7 billion in fixed maturities, including securities pledged, were valued using unadjusted broker quotes and unadjusted prices obtained from pricing services, respectively, and verified through the review process. The remaining balance in fixed maturities consisted primarily of privately placed bonds valued using a matrix-based pricing.

C-47

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

All prices and broker quotes obtained go through the review process described above including valuations for which only one broker quote is obtained.  After review, for those instruments where the price is determined to be appropriate, the unadjusted price provided is used for financial statement valuation. If it is determined that the price is questionable, another price may be requested from a different vendor. The internal valuation committee then reviews all prices for the instrument again, along with information from the review, to determine which price best represents "exit price" for the instrument.

Fair values of privately placed bonds are determined primarily using a matrix-based pricing model and are generally classified as Level 2 assets.  The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security.  Also considered are factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in its relevant market.  Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond.

Equity securities, available-for-sale: Fair values of publicly traded equity securities are based upon quoted market price and are classified as Level 1 assets. Other equity securities, typically private equities or equity securities not traded on an exchange, are valued by other sources such as analytics or brokers and are classified as Level 2 or Level 3 assets.

Derivatives: Derivatives are carried at fair value, which is determined using the Company's derivative accounting system in conjunction with observable key financial data from third party sources, such as yield curves, exchange rates, S&P 500 Index prices, London Interbank Offered Rates ("LIBOR") and Overnight Index Swap ("OIS") rates. In June 2012, the Company began using OIS rather than LIBOR for valuations of collateralized interest rate derivatives, which are obtained from third-party sources. For those derivatives that are unable to be valued by the accounting system, the Company typically utilizes values established by third-party brokers. Counterparty credit risk is considered and incorporated in the Company's valuation process through counterparty credit rating requirements and monitoring of overall exposure.  It is the Company's policy to transact only with investment grade counterparties with a credit rating of A- or better. The Company's nonperformance risk is also considered and incorporated in the Company's valuation process. Valuations for the Company's futures and interest rate forward contracts are based on unadjusted quoted prices from an active exchange and, therefore, are classified as Level 1. The Company also has certain credit default swaps and options that are priced using models that primarily use market observable inputs, but contain inputs that are not observable to market participants, which have been classified as Level 3.  However, all other derivative instruments, including those priced by third-party vendors, are valued based on market observable inputs and are classified as Level 2.

Cash and cash equivalents, Short-term investments and Short-term investments under securities loan agreement: The carrying amounts for cash reflect the assets' fair values. The fair values for cash equivalents and most short-term investments are determined based on quoted market prices. These assets are classified as Level 1. Other short-term investments are valued and classified in the fair value hierarchy consistent with the policies described herein, depending on investment type.

Assets held in separate accounts: Assets held in separate accounts are reported at the quoted fair values of the underlying investments in the separate accounts.  The underlying investments include mutual funds, short-term investments and cash, the valuations of which are based upon a quoted market price and are included in Level 1.  Fixed maturity valuations are obtained from third-party commercial pricing services and brokers and are classified in the fair value hierarchy consistent with the policy described above for fixed maturities.

Product guarantees: The Company records an embedded derivative liability for its FIA contracts for interest payments to contract holders above the minimum guaranteed contract value. The guarantee is treated as an embedded derivative and is required to be accounted for separately from the host contract. The fair value of the obligation is calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by market implied assumptions. These derivatives are classified as Level 3 liabilities in the fair value hierarchy.

C-48

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company records reserves for Stabilizer and MCG contracts containing guaranteed credited rates. The guarantee is treated as an embedded derivative or a stand-alone derivative (depending on the underlying product) and is required to be reported at fair value. The estimated fair value is determined based on the present value of projected future claims, minus the present value of future guaranteed premiums. At inception of the contract, the Company projects a guaranteed premium to be equal to the present value of the projected future claims. The income associated with the contracts is projected using relevant actuarial and capital market assumptions, including benefits and related contract charges, over the anticipated life of the related contracts. The cash flow estimates are produced by using stochastic techniques under a variety of risk neutral scenarios and other market implied assumptions. These derivatives are classified as Level 3 liabilities.

The discount rate used to determine the fair value of the embedded derivatives and stand-alone derivative associated with the Company's product guarantees includes an adjustment for nonperformance risk. The nonperformance risk adjustment incorporates a blend of observable, similarly rated peer holding company credit default swap spreads, adjusted to reflect the credit quality of the Company, the issuer of the guarantee, as well as an adjustment to reflect the priority of policyholder claims.

The Company's valuation actuaries are responsible for the policies and procedures for valuing the embedded derivatives, reflecting the capital markets and actuarial valuation inputs and nonperformance risk in the estimate of the fair value of the embedded derivatives. The actuarial and capital market assumptions for each liability are approved by each product's Chief Risk Officer ("CRO"), including an independent annual review by the CRO. Models used to value the embedded derivatives must comply with the Company's governance policies.

Quarterly, an attribution analysis is performed to quantify changes in fair value measurements and a sensitivity analysis is used to analyze the changes. The changes in fair value measurements are also compared to corresponding movements in the hedge target to assess the validity of the attributions. The results of the attribution analysis are reviewed by the valuation actuaries, responsible CFOs, Controllers, CROs and/or others as nominated by management.

Embedded derivatives on reinsurance: The carrying value of the embedded derivatives is estimated based upon the change in the fair value of the assets supporting the funds withheld payable under reinsurance agreements, accounted for under the deposit method. As the fair value of the assets held in trust is based on a quoted market price (Level 1), the fair value of the embedded derivatives is based on market observable inputs and is classified as Level 2.

Transfers in and out of Level 1 and 2

There were no securities transferred between Level 1 and Level 2 for the years ended December 31, 2014 and 2013. The Company's policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

Level 3 Financial Instruments

The fair values of certain assets and liabilities are determined using prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement (i.e., Level 3 as defined by ASC Topic 820), including but not limited to liquidity spreads for investments within markets deemed not currently active. These valuations, whether derived internally or obtained from a third party, use critical assumptions that are not widely available to estimate market participant expectations in valuing the asset or liability. In addition, the Company has determined, for certain financial instruments, an active market is such a significant input to determine fair value that the presence of an inactive market may lead to classification in Level 3. In light of the methodologies employed to obtain the fair values of financial assets and liabilities classified as Level 3, additional information is presented below.

C-49

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the year ended December 31, 2014:

	Fair Value as of January 1	Total Realized/Unrealized Gains (Losses) Included in:				Purchases	Issuances	Sales	Settlements		Transfers in to Level 3(3)		Transfers out of Level 3(3)	Fair Value as of December 31	Change in Unrealized Gains (Losses) Included in Earnings(4)
		Net Income		OCI
Fixed maturities, including securities pledged:
U.S. Government agencies and authorities	$5.1	$—		$—		$—	$—	$—	$—		$—		$(5.1)	$—	$—
U.S. corporate, state and municipalities	145.3	—	*	(1.7)		100.2	—	—	(20.4)		151.4		—	374.8	—	*
Foreign(1)	42.8	0.1		(2.0)		56.3	—	—	(1.2)		83.0		(13.3)	165.7	0.1
Residential mortgage-backed securities	23.7	(1.1)		0.2		7.0	—	—	—	*	—	*	(12.5)	17.3	(1.1)
Commercial mortgage-backed securities	—	—	*	—	*	19.0	—	—	—		—		—	19.0	—	*
Other asset-backed securities	17.7	1.2		(0.9)		—	—	—	(10.1)		—		(5.5)	2.4	—	*
Total fixed maturities, including securities pledged	234.6	0.2		(4.4)		182.5	—	—	(31.7)		234.4		(36.4)	579.2	(1.0)

Equity securities, available-for-sale	35.9	—		0.7		—	—	—	—		—		—	36.6	—
Derivatives:
Product guarantees:
Stabilizer and MCGs(2)	—	(98.2)		—		—	(4.7)	—	—		—		—	(102.9)	—
FIA(2)	(23.1)	(3.0)		—		—	(0.2)	—	—		—		—	(26.3)	—
Cash and cash equivalents, short-term investments, and short-term investments under securities loan agreement	—	—		—		1.5	—	—	—		—		—	1.5	—
Assets held in separate accounts(5)	13.1	0.1		—		1.3	—	(4.4)	—		0.2		(7.9)	2.4	(0.1)
* Less than $0.1.
(1) Primarily U.S. dollar denominated.
(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

(3) The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(4) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Consolidated Statements of Operations.
(5) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company.

C-50

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table summarizes the change in fair value of the Company's Level 3 assets and liabilities and transfers in and out of Level 3 for the year ended December 31, 2013:

	Fair Value as of January 1	Total Realized/Unrealized Gains (Losses) Included in:			Purchases		Issuances	Sales		Settlements		Transfers in to Level 3(3)	Transfers out of Level 3(3)		Fair Value as of December 31	Change in Unrealized Gains (Losses) Included in Earnings(4)
		Net Income		OCI
Fixed maturities, including securities pledged:
U.S. Government agencies and authorities	$—	$—		$—	$5.1		$—	$—		$—		$—	$—		$5.1	$—
U.S. corporate, state and municipalities	154.6	(0.3)		0.4	—	*	—	(6.0)		(4.3)		0.9	—		145.3	(0.3)
Foreign(1)	24.6	—	*	1.3	22.2		—	(1.9)		(10.7)		7.3	—	*	42.8	—	*
Residential mortgage-backed securities	9.1	(2.0)		(0.3)	17.5		—	—		—		—	(0.6)		23.7	(2.0)
Commercial mortgage-backed securities	—	—		—	—		—	—		—		—	—		—	—
Other asset-backed securities	33.2	2.3		(0.7)	—		—	(2.8)		(9.9)		—	(4.4)		17.7	0.9
Total fixed maturities, including securities pledged	221.5	—	*	0.7	44.8		—	(10.7)		(24.9)		8.2	(5.0)		234.6	(1.4)

Equity securities, available-for-sale	17.0	(0.3)		1.4	—		—	—	*	—	*	34.5	(16.7)		35.9	—
Derivatives:
Product guarantees:
Stabilizer and MCGs(2)	(102.0)	108.2		—	(6.2)		—	—		—		—	—		—	—
FIA(2)	(20.4)	(2.7)		—	—		—	—		—		—	—		(23.1)	—
Cash and cash equivalents, short-term investments, and short-term investments under securities loan agreement	—	—		—	—		—	—		—		—	—		—	—
Assets held in separate accounts(5)	16.3	0.1		—	16.0		—	(11.6)		—		2.2	(9.9)		13.1	—
* Less than $0.1.
(1) Primarily U.S. dollar denominated.
(2) All gains and losses on Level 3 liabilities are classified as realized gains (losses) for the purpose of this disclosure because it is impracticable to track realized and unrealized gains (losses) separately on a contract-by-contract basis. These amounts are included in Other net realized capital gains (losses) in the Consolidated Statements of Operations.

(3) The Company’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.
(4) For financial instruments still held as of December 31, amounts are included in Net investment income and Total net realized capital gains (losses) in the Consolidated Statements of Operations.
(5) The investment income and realized gains (losses) and change in unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company.

C-51

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

For the years ended December 31, 2014 and 2013, the transfers in and out of Level 3 for fixed maturities and equity securities, as well as separate accounts, were due to the variation in inputs relied upon for valuation each quarter. Securities that are primarily valued using independent broker quotes when prices are not available from one of the commercial pricing services are reflected as transfers into Level 3. When securities are valued using more widely available information, the securities are transferred out of Level 3 and into Level 1 or 2, as appropriate.

Significant Unobservable Inputs

Quantitative information about the significant unobservable inputs used in the Company's Level 3 fair value measurements of its annuity product guarantees is presented in the following sections and table.

The Company's Level 3 fair value measurements of its fixed maturities, equity securities available-for-sale and equity and credit derivative contracts are primarily based on broker quotes for which the quantitative detail of the unobservable inputs is neither provided nor reasonably corroborated, thus negating the ability to perform a sensitivity analysis. The Company performs a review of broker quotes by performing a monthly price variance comparison and back tests broker quotes to recent trade prices.

Significant unobservable inputs used in the fair value measurements of FIAs include nonperformance risk and policyholder behavior assumptions, such as lapses and partial withdrawals. Such inputs are monitored quarterly.

The significant unobservable inputs used in the fair value measurement of the Stabilizer embedded derivatives and MCG derivative are interest rate implied volatility, nonperformance risk, lapses and policyholder deposits. Such inputs are monitored quarterly.

Following is a description of selected inputs:

Interest Rate Volatility: A term-structure model is used to approximate implied volatility for the swap rates for the Stabilizer and MCG fair value measurements. Where no implied volatility is readily available in the market, an alternative approach is applied based on historical volatility.

Nonperformance Risk: For the estimate of the fair value of embedded derivatives associated with the Company's product guarantees, the Company uses a blend of observable, similarly rated peer company credit default swap spreads, adjusted to reflect the credit quality of the Company and the priority of policyholder claims.

Actuarial Assumptions: Management regularly reviews actuarial assumptions, which are based on the Company's experience and periodically reviewed against industry standards. Industry standards and Company experience may be limited on certain products.

C-52

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The following table presents the unobservable inputs for Level 3 fair value measurements as of December 31, 2014:

	Range(1)
Unobservable Input	FIA		Stabilizer / MCG
Interest rate implied volatility	—		0.2% to 7.6%
Nonperformance risk	0.13% to 1.1%		0.13% to 1.1%
Actuarial Assumptions:
Partial Withdrawals	0.4% to 3.2%		—
Lapses	0% to 45%	(2)	0% to 50%	(3)
Policyholder Deposits(4)	—		0% to 65%	(3)
(1) Represents the range of reasonable assumptions that management has used in its fair value calculations.
(2) Lapse rates tend to be lower during the contractual surrender charge period and higher after the surrender charge period ends; the highest lapse rates occur in the year immediately after the end of the surrender charge period.
(3) Stabilizer contracts with recordkeeping agreements have different range of lapse and policyholder deposit assumptions from Stabilizer (Investment only) and MCG contracts as shown below:

	Percentage of Plans	Overall Range of Lapse Rates	Range of Lapse Rates for 85% of Plans	Overall Range of Policyholder Deposits	Range of Policyholder Deposits for 85% of Plans
Stabilizer (Investment Only) and MCG Contracts	87%	0-30%	0-15%	0-45%	0-15%
Stabilizer with Recordkeeping Agreements	13%	0-50%	0-25%	0-65%	0-25%
Aggregate of all plans	100%	0-50%	0-25%	0-65%	0-25%
(4) Measured as a percentage of assets under management or assets under administration.

The following table presents the unobservable inputs for Level 3 fair value measurements as of December 31, 2013:

	Range(1)
Unobservable Input	FIA		Stabilizer / MCG
Interest rate implied volatility	—		0.2% to 8.0%
Nonperformance risk	-0.1% to 0.79%		-0.1% to 0.79%
Actuarial Assumptions:
Partial Withdrawals	0% to 2%		—
Lapses	0% to 48%	(2)	0% to 55%	(3)
Policyholder Deposits(4)	—		0% to 60%	(3)
(1) Represents the range of reasonable assumptions that management has used in its fair value calculations.
(2) Lapse rates tend to be lower during the contractual surrender charge period and higher after the surrender charge period ends; the highest lapse rates occur in the year immediately after the end of the surrender charge period.
(3) Stabilizer contracts with recordkeeping agreements have different range of lapse and policyholder deposit assumptions from Stabilizer (Investment only) and MCG contracts as shown below:

	Percentage of Plans	Overall Range of Lapse Rates	Range of Lapse Rates for 85% of Plans	Overall Range of Policyholder Deposits	Range of Policyholder Deposits for 85% of Plans
Stabilizer (Investment Only) and MCG Contracts	88%	0-30%	0-15%	0-55%	0-15%
Stabilizer with Recordkeeping Agreements	12%	0-55%	0-25%	0-60%	0-30%
Aggregate of all plans	100%	0-55%	0-25%	0-60%	0-30%
(4) Measured as a percentage of assets under management or assets under administration.

Generally, the following will cause an increase (decrease) in the FIA embedded derivative fair value liability:

•	A decrease (increase) in nonperformance risk

•	A decrease (increase) in lapses

C-53

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Generally, the following will cause an increase (decrease) in the derivative and embedded derivative fair value liabilities related to Stabilizer and MCG contracts:

•	An increase (decrease) in interest rate implied volatility

•	A decrease (increase) in nonperformance risk

•	A decrease (increase) in lapses

•	A decrease (increase) in policyholder deposits

The Company notes the following interrelationships:

•	Generally, an increase (decrease) in interest rate volatility will increase (decrease) lapses of Stabilizer and MCG contracts due to dynamic participant behavior.

Other Financial Instruments

The carrying values and estimated fair values of the Company's financial instruments as of the dates indicated:

	December 31, 2014		December 31, 2013
	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Fixed maturities, including securities pledged	$21,616.6	$21,616.6	$20,705.8	$20,705.8
Equity securities, available-for-sale	121.9	121.9	134.9	134.9
Mortgage loans on real estate	3,513.0	3,680.6	3,396.1	3,403.9
Policy loans	239.1	239.1	242.0	242.0
Limited partnerships/corporations	248.4	248.4	180.9	180.9
Cash, cash equivalents, short-term investments and short-term investments under securities loan agreements	1,048.1	1,048.1	529.7	529.7
Derivatives	562.0	562.0	464.4	464.4
Notes receivable from affiliates	175.0	216.7	175.0	186.4
Assets held in separate accounts	62,808.1	62,808.1	60,104.9	60,104.9
Liabilities:
Investment contract liabilities:
Funding agreements without fixed maturities and deferred annuities(1)	21,503.3	26,023.3	21,010.8	24,379.6
Supplementary contracts, immediate annuities and other	442.4	546.3	487.2	578.5
Derivatives:
Annuity product guarantees:
FIA	26.3	26.3	23.1	23.1
Stabilizer and MCGs	102.9	102.9	—	—
Other derivatives	217.0	217.0	216.6	216.6
Long-term debt	4.9	4.9	4.9	4.9
Embedded derivatives on reinsurance	(13.0)	(13.0)	(54.0)	(54.0)
(1) Certain amounts included in Funding agreements without fixed maturities and deferred annuities are also reflected within the Annuity product guarantees section of the table above.

The following disclosures are made in accordance with the requirements of ASC Topic 825 which requires disclosure of fair value information about financial instruments, whether or not recognized at fair value on the Consolidated Balance Sheets, for which it

C-54

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

ASC Topic 825 excludes certain financial instruments, including insurance contracts and all nonfinancial instruments from its disclosure requirements.  Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments, which are not carried at fair value on the Consolidated Balance Sheets:

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated on a monthly basis using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Mortgage loans on real estate are classified as Level 3.

Policy loans: The fair value of policy loans approximates the carrying value of the loans.  Policy loans are collateralized by the cash surrender value of the associated insurance contracts and are classified as Level 2.

Limited partnerships/corporations: The fair value for these investments, primarily private equity fund of funds and hedge funds, is based on actual or estimated Net Asset Value ("NAV") information as provided by the investee and is classified as Level 3.

Notes receivable from affiliates: Estimated fair value of the Company's notes receivable from affiliates is determined primarily using a matrix-based pricing. The model considers the current level of risk-free interest rates, credit quality of the issuer and cash flow characteristics of the security model and is classified as Level 2.

Investment contract liabilities:

Funding agreements without a fixed maturity and deferred annuities: Fair value is estimated as the mean present value of stochastically modeled cash flows associated with the contract liabilities taking into account assumptions about contract holder behavior. The stochastic valuation scenario set is consistent with current market parameters and discount is taken using stochastically evolving risk-free rates in the scenarios plus an adjustment for nonperformance risk. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

Supplementary contracts and immediate annuities: Fair value is estimated as the mean present value of the single deterministically modeled cash flows associated with the contract liabilities discounted using stochastically evolving short risk-free rates in the scenarios plus an adjustment for nonperformance risk. The valuation is consistent with current market parameters. Margins for non-financial risks associated with the contract liabilities are also included. These liabilities are classified as Level 3.

Long-term debt: Estimated fair value of the Company’s long-term debt is based upon discounted future cash flows using a discount rate approximating the current market rate, incorporating nonperformance risk. Long-term debt is classified as Level 2.

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized capital gains (losses). In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

C-55

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

5.    Deferred Policy Acquisition Costs and Value of Business Acquired

Activity within DAC and VOBA was as follows for the periods indicated:

	DAC	VOBA	Total
Balance at January 1, 2012	$334.9	$593.6	$928.5
Deferrals of commissions and expenses	79.1	8.1	87.2
Amortization:
Amortization	(72.1)	(152.6)	(224.7)
Interest accrued(1)	31.1	62.5	93.6
Net amortization included in the Consolidated Statements of Operations	(41.0)	(90.1)	(131.1)
Change in unrealized capital gains/losses on available-for-sale securities	(76.5)	(130.2)	(206.7)
Balance at December 31, 2012	296.5	381.4	677.9
Deferrals of commissions and expenses	71.3	7.2	78.5
Amortization:
Amortization	(69.7)	(83.6)	(153.3)
Interest accrued(1)	34.0	61.0	95.0
Net amortization included in the Consolidated Statements of Operations	(35.7)	(22.6)	(58.3)
Change in unrealized capital gains/losses on available-for-sale securities	144.1	330.6	474.7
Balance at December 31, 2013	476.2	696.6	1,172.8
Deferrals of commissions and expenses	69.8	6.9	76.7
Amortization:
Amortization	(91.0)	(113.3)	(204.3)
Interest accrued(1)	35.9	59.2	95.1
Net amortization included in the Consolidated Statements of Operations	(55.1)	(54.1)	(109.2)
Change in unrealized capital gains/losses on available-for-sale securities	(94.4)	(122.6)	(217.0)
Balance at December 31, 2014	$396.5	$526.8	$923.3

(1)	Interest accrued at the following rates for VOBA: 5.5% to 7.0% during 2014, 1.0% to 7.0% during 2013 and 5.0% to 7.0% during 2012.

The estimated amount of VOBA amortization expense, net of interest, is presented in the following table. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results and/or changes in best estimates of future results.

Year	Amount
2015	$59.8
2016	44.8
2017	39.0
2018	34.2
2019	31.3

6.    Guaranteed Benefit Features

The Company calculates an additional liability for certain GMDBs and other minimum guarantees in order to recognize the expected value of these benefits in excess of the projected account balance over the accumulation period based on total expected assessments.

C-56

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The Company regularly evaluates estimates used to adjust the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

As of December 31, 2014, the account value for the separate account contracts with guaranteed minimum benefits was $39.0 billion. The additional liability recognized related to minimum guarantees was $111.5. As of December 31, 2013, the account value for the separate account contracts with guaranteed minimum benefits was $38.0 billion. The additional liability recognized related to minimum guarantees was $7.1.

The aggregate fair value of fixed income securities and equity securities, including mutual funds, supporting separate accounts with additional insurance benefits and minimum investment return guarantees as of December 31, 2014 and 2013 was $9.3 billion and $9.2 billion, respectively.

7.    Reinsurance

At December 31, 2014, the Company had reinsurance treaties with 6 unaffiliated reinsurers covering a significant portion of the mortality risks and guaranteed death benefits under its variable contracts. As of December 31, 2014, the Company had agreements with two of its affiliates, Langhorne I, LLC, and Security Life of Denver International ("SLDI"), which are accounted for under the deposit method of accounting, for which the deposit receivable was $93.9 and $39.7 at December 31, 2014 and 2013, respectively. Refer to the Related Party Transactions Note for further detail.

On October 1, 1998, the Company disposed of its individual life insurance business under an indemnity reinsurance arrangement with a subsidiary of Lincoln for $1.0 billion in cash.  Under the agreement, the Lincoln subsidiary contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains obligated to contract owners.  The Lincoln subsidiary established a trust to secure its obligations to the Company under the reinsurance agreement.

The Company assumed $25.0 of premium revenue from Aetna Life for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $9.7 and $10.1 were maintained for this contract as of December 31, 2014 and 2013, respectively.

Reinsurance recoverable was comprised of the following as of the dates indicated:

	December 31,
	2014	2013
Claims recoverable from reinsurers	$1,927.8	$2,016.7
Reinsured amounts due to reinsurers	1.6	(0.4)
Other	0.1	0.3
Total	$1,929.5	$2,016.6

The following table summarizes the effect of reinsurance on Premiums for the periods indicated:

	Year Ended December 31,
	2014	2013	2012
Premiums:
Direct premiums	$88.9	$37.4	$36.2
Reinsurance assumed	0.1	0.1	—
Reinsurance ceded	(0.2)	(0.2)	(0.2)
Net premiums	$88.8	$37.3	$36.0

C-57

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

8.    Capital Contributions, Dividends and Statutory Information

Connecticut insurance law imposes restrictions on a Connecticut insurance company's ability to pay dividends to its parent. These restrictions are based in part on the prior year's statutory income and surplus. In general, dividends up to specified levels are considered ordinary and may be paid without prior approval. Dividends in larger amounts, or extraordinary dividends, are subject to approval by the Connecticut Insurance Commissioner.

Under Connecticut insurance law, an extraordinary dividend or distribution is defined as a dividend or distribution that, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (1) ten percent (10.0%) of VRIAC's earned statutory surplus at the prior year end or (2) VRIAC's prior year statutory net gain from operations. Connecticut law also prohibits a Connecticut insurer from declaring or paying a dividend except out of its earned surplus unless prior insurance regulatory approval is obtained.

During the year ended December 31, 2014, VRIAC declared ordinary dividends to its Parent in the aggregate amount of $371.0, $281.0 of which was paid on May 19, 2014 and $90.0 which was paid on December 22, 2014. During the year ended December 31, 2013, following receipt of required approval from its domiciliary state insurance regulator and consummation of the IPO of Voya Financial, Inc., VRIAC paid an extraordinary dividend in the amount of $174.0 to its Parent. In addition, on December 9, 2013, VRIAC paid an ordinary dividend of $90.0 to its Parent. On December 9, 2014 and December 16, 2013, VFP paid a $95.0 and $60.0 dividend, respectively, to VRIAC, its parent. On October 3, 2014, DSL paid a $30.0 dividend to VRIAC, its parent. During the year ended December 31, 2013, DSL did not pay any dividend to VRIAC.

During the years ended December 31, 2014 and 2013, VRIAC did not receive any capital contributions from its Parent.

The Company is subject to minimum risk-based capital ("RBC") requirements established by the Department. The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital ("TAC"), as defined by the National Association of Insurance Commissioners ("NAIC"), to authorized control level RBC, as defined by the NAIC. The Company exceeded the minimum RBC requirements that would require any regulatory or corrective action for all periods presented herein.

The Company is required to prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Department. Such statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities and contract owner account balances using different actuarial assumptions as well as valuing investments and certain assets and accounting for deferred taxes on a different basis. Certain assets that are not admitted under statutory accounting principles are charged directly to surplus. Depending on the regulations of the Department, the entire amount or a portion of an insurance company's asset balance can be non-admitted depending on specific rules regarding admissibility. The most significant non-admitted assets of the Company are typically deferred tax assets.

Statutory net income (loss) was $321.7, $175.2 and $261.6, for the years ended December 31, 2014, 2013 and 2012, respectively. Statutory capital and surplus was $2.0 billion as of December 31, 2014 and 2013, respectively.

C-58

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

9.    Accumulated Other Comprehensive Income (Loss)

Shareholder's equity included the following components of AOCI as of the dates indicated.

	December 31,
	2014	2013	2012
Fixed maturities, net of OTTI	$1,553.7	$820.9	$2,190.9
Equity securities, available-for-sale	14.5	15.5	13.5
Derivatives	202.6	133.0	215.2
DAC/VOBA and sales inducements adjustments on available-for-sale securities	(552.4)	(335.3)	(810.6)
Premium deficiency reserve adjustment	(129.8)	(82.4)	(152.6)
Unrealized capital gains (losses), before tax	1,088.6	551.7	1,456.4
Deferred income tax asset (liability)	(255.5)	(66.1)	(444.6)
Unrealized capital gains (losses), after tax	833.1	485.6	1,011.8
Pension and other postretirement benefits liability, net of tax	8.4	9.8	11.2
AOCI	$841.5	$495.4	$1,023.0

C-59

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Changes in AOCI, including the reclassification adjustments recognized in the Consolidated Statements of Operations were as follows for the periods indicated:

	Year Ended December 31, 2014
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$713.0		$(251.0)	$462.0
Equity securities	(1.3)		0.5	(0.8)
OTTI	5.1		(1.8)	3.3
Adjustments for amounts recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations	15.0		(5.3)	9.7
DAC/VOBA and sales inducements	(217.1)	(1)	76.0	(141.1)
Premium deficiency reserve adjustment	(47.4)		16.6	(30.8)
Change in unrealized gains/losses on available-for-sale securities	467.3		(165.0)	302.3

Derivatives:
Derivatives	77.0	(2)	(27.0)	50.0
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(7.4)		2.6	(4.8)
Change in unrealized gains/losses on derivatives	69.6		(24.4)	45.2

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(2.2)	(3)	0.8	(1.4)
Change in pension and other postretirement benefits liability	(2.2)		0.8	(1.4)
Change in Other comprehensive income (loss)	$534.7		$(188.6)	$346.1
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.
(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

C-60

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2013
	Before-Tax Amount		Income Tax		After-Tax Amount
Available-for-sale securities:
Fixed maturities	$(1,372.1)		$542.1	(4)	$(830.0)
Equity securities	2.0		(0.7)		1.3
OTTI	2.7		(0.9)		1.8
Adjustments for amounts recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations	(0.6)		0.2		(0.4)
DAC/VOBA and sales inducements	475.3	(1)	(166.4)		308.9
Premium deficiency reserve adjustment	70.2		(24.6)		45.6
Change in unrealized gains/losses on available-for-sale securities	(822.5)		349.7		(472.8)

Derivatives:
Derivatives	(79.5)	(2)	27.9		(51.6)
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	(2.7)		0.9		(1.8)
Change in unrealized gains/losses on derivatives	(82.2)		28.8		(53.4)

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(2.2)	(3)	0.8		(1.4)
Change in pension and other postretirement benefits liability	(2.2)		0.8		(1.4)
Change in Other comprehensive income (loss)	$(906.9)		$379.3		$(527.6)
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.
(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.
(4) Amount includes $67.6 valuation allowance. See the Income Taxes Note to these Consolidated Financial Statements for additional information.

C-61

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

	Year Ended December 31, 2012
	Before-Tax Amount		Income Tax	After-Tax Amount
Available-for-sale securities:
Fixed maturities	$727.7		$(250.3)	$477.4
Equity securities	0.4		(0.1)	0.3
OTTI	10.6		(3.7)	6.9
Adjustments for amounts recognized in Net realized capital gains (losses) in the Consolidated Statements of Operations	(66.1)		23.1	(43.0)
DAC/VOBA and sales inducements	(207.0)	(1)	72.5	(134.5)
Premium deficiency reserve adjustment	(87.8)		30.7	(57.1)
Change in unrealized gains/losses on available-for-sale securities	377.8		(127.8)	250.0

Derivatives:
Derivatives	41.5	(2)	(14.5)	27.0
Adjustments related to effective cash flow hedges for amounts recognized in Net investment income in the Consolidated Statements of Operations	—		—	—
Change in unrealized gains/losses on derivatives	41.5		(14.5)	27.0

Pension and other postretirement benefits liability:
Amortization of prior service cost recognized in Operating expenses in the Consolidated Statements of Operations	(2.2)	(3)	0.7	(1.5)
Change in pension and other postretirement benefits liability	(2.2)		0.7	(1.5)
Change in Other comprehensive income (loss)	$417.1		$(141.6)	$275.5
(1) See the Deferred Policy Acquisition Costs and Value of Business Acquired Note to these Consolidated Financial Statements for additional information.
(2) See the Derivative Financial Instruments Note to these Consolidated Financial Statements for additional information.
(3) See the Benefit Plans Note to these Consolidated Financial Statements for amounts reported in Net Periodic (Benefit) Costs.

10.    Income Taxes

Income tax expense (benefit) consisted of the following for the periods indicated:

	Year Ended December 31,
	2014	2013	2012
Current tax expense (benefit):
Federal	$85.7	$144.6	$200.9
Total current tax expense (benefit)	85.7	144.6	200.9
Deferred tax expense (benefit):
Federal	(11.2)	62.4	(9.7)
Total deferred tax expense (benefit)	(11.2)	62.4	(9.7)
Total income tax expense (benefit)	$74.5	$207.0	$191.2

C-62

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Income taxes were different from the amount computed by applying the federal income tax rate to Income (loss) before income taxes for the following reasons for the periods indicated:

	Year Ended December 31,
	2014	2013	2012
Income (loss) before income taxes	$306.2	$490.5	$516.6
Tax rate	35.0%	35.0%	35.0%
Income tax expense (benefit) at federal statutory rate	107.2	171.7	180.8
Tax effect of:
Dividends received deduction	(30.7)	(26.6)	(18.6)
Valuation allowance	(0.4)	67.6	—
Audit settlements	(0.1)	(0.3)	(0.3)
Prior year tax	—	—	28.1
Tax Credit	0.4	—	—
Other	(1.9)	(5.4)	1.2
Income tax expense (benefit)	$74.5	$207.0	$191.2

Temporary Differences

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities as of the dates indicated, are presented below.

	December 31,
	2014	2013
Deferred tax assets
Insurance reserves	$219.1	$166.7
Investments	190.8	231.8
Compensation and benefit	83.1	103.1
Other assets	7.4	—
Total gross assets before valuation allowance	500.4	501.6
Less: Valuation allowance	10.7	11.1
Assets, net of valuation allowance	489.7	490.5

Deferred tax liabilities
Net unrealized investment (gains) losses	(573.0)	(310.5)
Deferred policy acquisition costs	(284.2)	(367.9)
Other liabilities	—	(2.2)
Total gross liabilities	(857.2)	(680.6)
Net deferred income tax asset (liability)	$(367.5)	$(190.1)

Valuation allowances are provided when it is considered unlikely that deferred tax assets will be realized. As of December 31, 2014 and December 31, 2013, the Company had total valuation allowances of approximately $10.7 and $11.1, respectively. As of December 31, 2014 and December 31, 2013, $130.0 and $130.4, respectively, of these valuation allowances were allocated to continuing operations, and $(119.3) as of the end of each period were allocated to Other comprehensive income related to realized and unrealized capital losses.

C-63

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

For the year ended December 31, 2014, 2013 and 2012 the increases (decreases) in the valuation allowances were $(0.4), $0.0 and $0.0, respectively. In 2014, 2013 and 2012 there were increases (decreases) of $(0.4), $67.6, and $0.0, respectively, in the valuation allowances that were allocated to operations. In 2014, 2013 and 2012 there were increases (decreases) of $0.0, $(67.6), and $0.0, respectively, that were allocated to Other comprehensive income.

Tax Sharing Agreement

The Company had a receivable from Voya Financial, Inc. of $10.1 as of December 31, 2014 and a payable to Voya Financial, Inc. of $74.1 as of December 31, 2013, for federal income taxes under the intercompany tax sharing agreement.

The results of the Company's operations are included in the consolidated tax return of Voya Financial, Inc. Generally, the Company's consolidated financial statements recognize the current and deferred income tax consequences that result from the Company's activities during the current and preceding periods pursuant to the provisions of Income Taxes (ASC Topic 740) as if the Company were a separate taxpayer rather than a member of Voya Financial, Inc.'s consolidated income tax return group with the exception of any net operating loss carryforwards and capital loss carryforwards, which are recorded pursuant to the tax sharing agreement. Under the tax sharing agreement, Voya Financial, Inc., will pay the Company for the tax benefits of ordinary and capital losses only in the event that the consolidated tax group actually uses the tax benefit of losses generated.

Unrecognized Tax Benefits

The Company had no unrecognized tax benefits as of December 31, 2014 and 2013.

Interest and Penalties

The Company recognizes accrued interest and penalties related to unrecognized tax benefits in Current income taxes and Income tax expense on the Consolidated Balance Sheets and the Consolidated Statements of Operations, respectively. The Company had no accrued interest as of December 31, 2014 and 2013.

Tax Regulatory Matters

During April 2014, the Internal Revenue Service ("IRS") completed its examination of Voya Financial, Inc.'s consolidated return (including the Company) through tax year 2012. The 2012 audit settlement did not have a material impact on the Company. Voya Financial, Inc. (including the Company) is currently under audit by the IRS, and it is expected that the examination of tax year 2013 will be finalized within the next twelve months. Voya Financial, Inc. and the IRS have agreed to participate in the Compliance Assurance Process for the tax years 2013 through 2015.

11.    Benefit Plans

Defined Benefit Plan

Voya Services Company (formerly ING North America Insurance Corporation) sponsors the Voya Retirement Plan (the "Retirement Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees) are eligible to participate, including the Company's employees other than Company agents.

Effective September 8, 2014, a plan amendment was approved changing the Plan's name from the ING U.S. Retirement Plan to the Voya Retirement Plan. The Retirement Plan is a tax qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation (“PBGC”). Beginning January 1, 2012, the Retirement Plan adopted a cash balance pension formula instead of a final average pay ("FAP") formula, allowing all eligible employees to participate in the Retirement Plan. Participants will earn an annual credit equal to 4% of eligible compensation. Interest is credited monthly based on a 30-year U.S. Treasury securities bond rate published by the Internal Revenue Service in the preceding August of each year. The accrued vested cash pension balance benefit is portable; participants can take it if they leave the Company. For participants in the Retirement Plan as of December 31, 2011, there was a two-year transition period from the Retirement Plan’s current FAP formula to the cash balance pension formula which ended December 31, 2013.

C-64

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

The costs allocated to the Company for its employees' participation in the Retirement Plan were $6.2, $6.5 and $19.1 for the years ended December 31, 2014, 2013 and 2012, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Defined Contribution Plan

Voya Services Company sponsors the Voya Savings Plan and ESOP (the "Savings Plan"). Substantially all employees of Voya Services Company and its affiliates (excluding certain employees, including but not limited to Career Agents) are eligible to participate, including the Company's employees other than Company agents. Career Agents are certain, full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet specified eligibility criteria.  The Savings Plan is a tax-qualified defined contribution retirement plan, which includes an employee stock ownership plan ("ESOP") component. The Savings Plan is a tax qualified defined contribution and stock bonus plan, which includes an employee stock ownership plan component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. Voya Services Company matches such pre-tax contributions, up to a maximum of 6.0% of eligible compensation. Matching contributions are subject to a 4-year graded vesting schedule. Contributions made to the Savings Plan are subject to certain limits imposed by applicable law. The cost allocated to the Company for the Savings Plan were $10.6, $10.8 and $9.7, for the years ended December 31, 2014, 2013 and 2012, respectively, and are included in Operating expenses in the Consolidated Statements of Operations.

Non-Qualified Retirement Plans

The Company, in conjunction with Voya Services Company, offers certain eligible employees (other than Career Agents) a Supplemental Executive Retirement Plan and an Excess Plan (collectively, the "SERPs"). Benefit accruals under Aetna Financial Services SERPs ceased, effective as of December 31, 2001 and participants began accruing benefits under Voya Services SERPs.  Benefits under the SERPs are determined based on an eligible employee's years of service and average annual compensation for the highest five years during the last ten years of employment.

Effective January 1, 2012, the Supplemental Executive Retirement Plan was amended to coordinate with the amendment of the Retirement Plan from its current final average pay formula to a cash balance formula.

The Company, in conjunction with Voya Services Company, sponsors the Pension Plan for Certain Producers of Voya Retirement Insurance and Annuity Company (formerly the ING Life Insurance and Annuity Company) (the "Agents Non-Qualified Plan"). This plan covers certain full-time insurance salespeople who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan ("Career Agents"). The Agents Non-Qualified Plan was frozen effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen.

The SERPs and Agents Non-Qualified Plan, are non-qualified defined benefit pension plans, which means all the SERPs benefits are payable from the general assets of the Company and Agents Non-Qualified Plan benefits are payable from the general assets of the Company and Voya Services Company. These non-qualified defined benefit pension plans are not guaranteed by the PBGC.

C-65

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Obligations and Funded Status

The following table summarizes the benefit obligations for the SERPs and Agents Non-Qualified Plan as of December 31, 2014 and 2013:

	Year Ended December 31,
	2014	2013
Change in benefit obligation:
Benefit obligation, January 1	$84.1	$97.2
Interest cost	4.0	3.8
Benefits paid	(4.8)	(7.8)
Actuarial (gains) losses on obligation	13.3	(9.1)
Benefit obligation, December 31	$96.6	$84.1

Amounts recognized on the Consolidated Balance Sheets in Other liabilities and in AOCI were as follows as of December 31, 2014 and 2013:

	December 31,
	2014	2013
Accrued benefit cost	$(96.6)	$(84.1)
Accumulated other comprehensive income (loss):
Prior service cost (credit)	(4.9)	(6.1)
Net amount recognized	$(101.5)	$(90.2)

Assumptions

The weighted-average assumptions used in the measurement of the December 31, 2014 and 2013 benefit obligation for the SERPs and Agents Non-Qualified Plan, were as follows:

	2014	2013
Discount rate	4.36%	4.95%
Rate of compensation increase	4.00%	4.00%

In determining the discount rate assumption, the Company utilizes current market information provided by its plan actuaries, including a discounted cash flow analysis of the Company's pension obligation and general movements in the current market environment. The discount rate modeling process involves selecting a portfolio of high quality, noncallable bonds that will match the cash flows of the Retirement Plan. Based upon all available information, it was determined that 4.36% was the appropriate discount rate as of December 31, 2014, to calculate the Company's accrued benefit liability.

The weighted-average assumptions used in calculating the net pension cost were as follows:

	2014	2013	2012
Discount rate	4.95%	4.05%	4.75%
Rate of compensation increase	4.00%	4.00%	4.00%

Since the benefit plans of the Company are unfunded, an assumption for return on plan assets is not required.

C-66

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Net Periodic Benefit Costs

Net periodic benefit costs for the SERPs and Agents Non-Qualified Plan were as follows for the years ended December 31, 2014, 2013 and 2012:

	Year Ended December 31,
	2014	2013	2012
Interest cost	$4.0	$3.8	$4.4
Net (gain) loss recognition	13.3	(9.1)	3.4
Amortization of prior service cost (credit)	(1.2)	(1.2)	(1.2)
Net periodic (benefit) cost	$16.1	$(6.5)	$6.6

Cash Flows

In 2015, the Company is expected to contribute $5.5 to the SERPs and Agents Non-Qualified Plan.  Future expected benefit payments related to the SERPs and Agents Non-Qualified Plan, for the years ended December 31, 2015 through 2019 and thereafter through 2024, are estimated to be $5.5, $5.5, $5.6, $5.7, $5.6 and $28.9, respectively.

Share Based Compensation Plans

Certain employees of the Company participate in the 2013 and 2014 Omnibus Employee Incentive Plans ("the Omnibus Plans") sponsored by Voya Financial, Inc., with respect to awards granted in 2013 and 2014. Certain employees also participate in various ING Group share-based compensation plans with respect to awards granted prior to 2013. Upon closing of the IPO, certain awards granted by ING Group that, upon vesting, would have been issuable in the form of American Depository Receipts ("ADRs") of ING Group were converted into performance shares or restricted stock units ("RSUs") under the Omnibus Plans that upon vesting, will be issuable in Voya Financial, Inc. common stock.

The Company was allocated compensation expense from ING Group and Voya Financial, Inc. of $25.1, $17.0 and $11.0 for the years ended December 31, 2014, 2013 and 2012, respectively.

The Company recognized tax benefits of $8.6, $6.0 and $3.9 in 2014, 2013 and 2012, respectively. Excess tax benefits are recognized in Additional paid-in capital and are accounted for in a single pool available to all share-based compensation awards. Excess tax benefits in Additional paid-in capital are not recognized until the benefits result in a reduction in taxes payable. The Company uses tax law ordering when determining when excess tax benefits have been realized.

In addition, the Company, in conjunction with Voya Services Company, sponsors the following benefit plans:

•
The Voya 401(k) Plan for VRIAC Agents, which allows participants to defer a specified percentage of eligible compensation on a pre-tax basis. Effective January 1, 2006, the Company match equals 60% of a participant's pre-tax deferral contribution, with a maximum of 6% of the participant's eligible pay. A request for a determination letter on the qualified status of the Voya 401(k) Plan for VRIAC Agents was filed with the IRS on January 1, 2008. A favorable determination letter was received dated January 5, 2011.

•
The Producers' Incentive Savings Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis. The Company matches such pre-tax contributions at specified amounts.

•	The Producers' Deferred Compensation Plan, which allows participants to defer up to a specified portion of their eligible compensation on a pre-tax basis.

•
Certain health care and life insurance benefits for retired employees and their eligible dependents. The postretirement health care plan is contributory, with retiree contribution levels adjusted annually and the Company subsidizes a portion of the monthly per-participant premium. Beginning August 1, 2009, the Company moved from self-insuring these costs and began to use a private-fee-for-service Medicare Advantage program for post-Medicare eligible retired participants. In addition, effective October 1, 2009, the Company no longer subsidizes medical premium costs for early retirees. This change does not impact any participant currently retired and receiving coverage under the plan or any employee who is eligible for coverage under the plan and whose employment ended before October 1, 2009. The Company continues to

C-67

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

offer access to medical coverage until retirees become eligible for Medicare. The life insurance plan provides a flat amount of noncontributory coverage and optional contributory coverage.

•	The Voya Financial, Inc. Supplemental Executive Retirement Plan, which is a non-qualified defined benefit restoration pension plan.

•	The Voya Financial, Inc. Deferred Compensation Savings Plan, which is a non-qualified deferred compensation plan that includes a 401(k) excess component.

The benefit charges allocated to the Company related to these plans for the years ended December 31, 2014, 2013 and 2012, were $12.8, $11.3 and $11.9, respectively.

12.    Financing Agreements

Windsor Property Loan

On June 16, 2007, the State of Connecticut acting by the Department of Economic and Community Development ("DECD") loaned VRIAC $9.9 (the "DECD Loan") in connection with the development of the corporate office facility located at One Orange Way, Windsor, Connecticut that serves as the principal executive offices of the Company (the "Windsor Property"). The loan has a term of twenty years and bears an annual interest rate of 1.0%. As long as no defaults have occurred under the loan, no payments of principal or interest are due for the initial ten years of the loan. For the second ten years of the DECD Loan term, VRIAC is obligated to make monthly payments of principal and interest.

The DECD Loan provided for loan forgiveness during the first five years of the term at varying amounts up to $5.0 if VRIAC and its affiliates met certain employment thresholds at the Windsor Property during that period. On December 1, 2008, the DECD determined that the Company had met the employment thresholds for loan forgiveness and, accordingly, forgave $5.0 of the DECD Loan to VRIAC in accordance with the terms of the DECD Loan. The DECD Loan provides additional loan forgiveness at varying amounts up to $4.9 if VRIAC and its Voya affiliates meet certain employment thresholds at the Windsor Property during years five through ten of the loan. VRIAC's obligations under the DECD Loan are secured by an unlimited recourse guaranty from its affiliate, Voya Services Company. In November 2012, VRIAC provided a letter of credit to the DECD in the amount of $10.6 as security for its repayment obligations with respect to the loan.

At December 31, 2014 and 2013, the amount of the loan outstanding was $4.9, which was reflected in Long-term debt on the Consolidated Balance Sheets.

13.    Commitments and Contingencies

Leases

All of the Company's expenses for leased and subleased office properties are paid for by an affiliate and allocated back to the Company, as all remaining operating leases were executed by Voya Services Company as of December 31, 2008, which resulted in the Company no longer being party to any operating leases. For the years ended December 31, 2014, 2013 and 2012, rent expense for leases was $3.8, $4.0 and $4.9, respectively.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, mortgage loans, or money market instruments, at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either a higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments.

As of December 31, 2014 and 2013, the Company had off-balance sheet commitments to purchase investments equal to their fair value of $334.0 and $466.8, respectively.

C-68

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

Restricted Assets

The Company is required to maintain assets on deposit with various regulatory authorities to support its insurance operations. The Company may also post collateral in connection with certain securities lending, repurchase agreements, funding agreement, letter of credit ("LOC") and derivative transactions as described further in this note. The components of the fair value of the restricted assets were as follows as of the dates indicated:

	December 31,
	2014	2013
Other fixed maturities-state deposits	$13.5	$13.1
Securities pledged(1)	235.3	140.1
Total restricted assets	$248.8	$153.2
(1) Includes the fair value of loaned securities of $174.9 and $97.6 as of December 31, 2014 and 2013, respectively, which is included in Securities pledged on the Consolidated Balance Sheets. In addition, as of December 31, 2014 and 2013, the Company delivered securities as collateral of $60.4 and $42.5, respectively, which was included in Securities pledged on the Consolidated Balance Sheets.

Litigation and Regulatory Matters

The Company is a defendant in a number of litigation matters arising from the conduct of its business, both in the ordinary course and otherwise. In some of these matters, claimants seek to recover very large or indeterminate amounts, including compensatory, punitive, treble and exemplary damages. Modern pleading practice in the U.S. permits considerable variation in the assertion of monetary damages and other relief. Claimants are not always required to specify the monetary damages they seek or they may be required only to state an amount sufficient to meet a court's jurisdictional requirements. Moreover, some jurisdictions allow claimants to allege monetary damages that far exceed any reasonable possible verdict. The variability in pleading requirements and past experience demonstrates that the monetary and other relief that may be requested in a lawsuit or claim often bears little relevance to the merits or potential value of a claim. Litigation against the Company includes a variety of claims including negligence, breach of contract, fraud, violation of regulation or statute, breach of fiduciary duty, negligent misrepresentation, failure to supervise, elder abuse and other torts.

As with other financial services companies, the Company periodically receives informal and formal requests for information from various state and federal governmental agencies and self-regulatory organizations in connection with inquiries and investigations of the products and practices of the Company or the financial services industry. It is the practice of the Company to cooperate fully in these matters. Regulatory investigations, exams, inquiries and audits could result in regulatory action against the Company. The potential outcome of such action is difficult to predict but could subject the Company to adverse consequences, including, but not limited to, settlement payments, additional payments to beneficiaries and additional escheatment of funds deemed abandoned under state laws. They may also result in fines and penalties and changes to the Company's procedures for the identification and escheatment of abandoned property or the correction of processing errors and other financial liability.

The outcome of a litigation or regulatory matter and the amount or range of potential loss is difficult to forecast and estimating potential losses requires significant management judgment. It is not possible to predict the ultimate outcome or to provide reasonably possible losses or ranges of losses for all pending regulatory matters and litigation. While it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's financial position, based on information currently known, management believes that the outcome of pending litigation and regulatory matters is not likely to have such an effect. However, given the large and indeterminate amounts sought and the inherent unpredictability of such matters, it is possible that an adverse outcome in certain of the Company's litigation or regulatory matters could, from time to time, have a material adverse effect upon the Company's results of operations or cash flows in a particular quarterly or annual period.

For some matters, the Company is able to estimate a possible range of loss. For such matters in which a loss is probable, an accrual has been made. For matters where the Company, however, believes a loss is reasonably possible, but not probable, no accrual is required. This paragraph contains an estimate of reasonably possible losses above any amounts accrued. For matters for which an accrual has been made, but there remains a reasonably possible range of loss in excess of the amounts accrued, the estimate reflects the reasonably possible range of loss in excess of the accrued amounts. For matters for which a reasonably possible (but not probable) range of loss exists, the estimate reflects the reasonably possible and unaccrued loss or range of loss. As of December 31,

C-69

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

2014, the Company estimates the aggregate range of reasonably possible losses, in excess of any amounts accrued for these matters, as of such date, is not material to the Company.

For other matters, the Company is currently not able to estimate the reasonably possible loss or range of loss. The Company is often unable to estimate the possible loss or range of loss until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from plaintiffs and other parties, investigation of factual allegations, rulings by a court on motions or appeals, analysis by experts and the progress of settlement discussions. On a quarterly and annual basis, the Company reviews relevant information with respect to litigation and regulatory contingencies and updates the Company's accruals, disclosures and reasonably possible losses or ranges of loss based on such reviews.

Litigation against the Company includes a case styled Healthcare Strategies, Inc., Plan Administrator of the Healthcare Strategies Inc. 401(k) Plan v. ING Life Insurance and Annuity Company (U.S.D.C. D. CT, filed February 22, 2011), in which two sponsors of 401(k) Plans governed by the Employee Retirement Income Act ("ERISA") claim that VRIAC has entered into revenue sharing agreements with mutual funds and others in violation of the prohibited transaction rules of ERISA. Among other things, the plaintiffs seek disgorgement of all revenue sharing payments and profits earned in connection with such payments, an injunction barring the practice of revenue sharing and attorney fees. On September 26, 2012, the district court certified the case as a class action in which the named plaintiffs represent approximately 15,000 similarly situated plan sponsors. On April 11, 2014, the parties submitted to the court a motion for preliminary approval of a class-wide settlement agreement under which VRIAC, without admitting liability, would make a payment to the class of approximately $15.0 and adopt certain changes in its disclosure practices. Final court approval which was required for the settlement to become effective, was received on September 25, 2014.

14.    Related Party Transactions

Operating Agreements

VRIAC has certain agreements whereby it generates revenues and incurs expenses with affiliated entities. The agreements are as follows:

•
Investment Advisory agreement with Voya Investment Management LLC ("VIM") (formerly ING Investment Management LLC), an affiliate, in which VIM provides asset management, administrative and accounting services for VRIAC's general account. VRIAC incurs a fee, which is paid quarterly, based on the value of the assets under management. For the years ended December 31, 2014, 2013 and 2012, expenses were incurred in the amounts of $30.3, $27.7 and $27.0, respectively.

•
Services agreement with Voya Services Company for administrative, management, financial and information technology services, dated January 1, 2001 and amended effective January 1, 2002. For the years ended December 31, 2014, 2013 and 2012, expenses were incurred in the amounts of $197.7, $187.1 and $183.5, respectively.

•
Services agreement between VRIAC and its U.S. insurance company affiliates for administrative, management, financial and information technology services, dated January 1, 2001 and amended effective January 1, 2002 and December 31, 2007. For the years ended December 31, 2014, 2013 and 2012, net expenses related to the agreement were incurred in the amount of $26.9, $22.6 and $30.8, respectively.

•
Service agreement with Voya Institutional Plan Services, LLC ("VIPS") (formerly ING Institutional Plan Services, LLC) effective November 30, 2008 pursuant to which VIPS provides record-keeper services to certain benefit plan clients of VRIAC. For the years ended December 31, 2014, 2013 and 2012, VRIAC's net earnings related to the agreement were in the amount of $8.1, $8.2 and $7.1, respectively.

•
Intercompany agreement with VIM pursuant to which VIM agreed, effective January 1, 2010, to pay the Company, on a monthly basis, a portion of the revenues VIM earns as investment adviser to certain U.S. registered investment companies that are investment options under certain of the Company's variable insurance products. For the years ended December 31, 2014, 2013 and 2012, revenue under the VIM intercompany agreement was $31.9, $30.5 and $26.2, respectively.

Management and service contracts and all cost sharing arrangements with other affiliated companies are allocated in accordance with the Company's expense and cost allocation methods. Revenues and expenses recorded as a result of transactions and agreements with affiliates may not be the same as those incurred if the Company was not a wholly owned subsidiary of its Parent.

C-70

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

DSL has certain agreements whereby it generates revenues and expenses with affiliated entities, as follows:

•
Underwriting and distribution agreements with Voya Insurance and Annuity Company ("VIAC") (formerly ING USA Annuity and Life Insurance Company ("ING USA")) and ReliaStar Life Insurance Company of New York ("RLNY"), affiliated companies as well as VRIAC, whereby DSL serves as the principal underwriter for variable insurance products and provides wholesale distribution services for mutual fund custodial products. In addition, DSL is authorized to enter into agreements with broker-dealers to distribute the variable insurance products and appoint representatives of the broker-dealers as agents. For the years ended December 31, 2014, 2013 and 2012, commissions were collected in the amount of $244.9, $242.1 and $225.5, respectively. Such commissions are, in turn, paid to broker-dealers.

•
Intercompany agreements with each of VIAC, VRIAC, VIPS, ReliaStar Life Insurance Company and Security Life of Denver Insurance Company (individually, the "Contracting Party") pursuant to which DSL agreed, effective January 1, 2010, to pay the Contracting Party, on a monthly basis, a portion of the revenues DSL earns as investment adviser to certain U.S. registered investment companies that are either investment option under certain variable insurance products of the Contracting Party or are purchased for certain customers of the Contracting Party. For the years ended December 31, 2014, 2013 and 2012, expenses were incurred under these intercompany agreements in the aggregate amount of $231.5, $230.5 and $212.3, respectively.

•
Service agreement with RLNY whereby DSL receives managerial and supervisory services and incurs a fee. For the years ended December 31, 2014, 2013 and 2012, expenses were incurred under this service agreement in the amount of $3.3, $3.4 and $3.2, respectively.

•
Administrative and advisory services agreements with Voya Investments, LLC (formerly ING Investments, LLC) and VIM, affiliated companies, in which DSL receives certain services for a fee. The fee for these services is calculated as a percentage of average assets of Voya Investors Trust (formerly ING Investors Trust). For the years ended December 31, 2014, 2013 and 2012, expenses were incurred in the amounts of $45.5, $34.0 and $27.0, respectively.

Reinsurance Agreements

The Company has entered into the following agreements that were accounted for under the deposit method with two of its affiliates. As of December 31, 2014 and 2013, the Company had deposit assets of $93.9 and $39.7, respectively, and deposit liabilities of $201.1 and $83.5, respectively related to these agreements. Deposit assets and liabilities are included in Other assets and Other liabilities, respectively, on the Consolidated Balance Sheets.

Effective January 1, 2014, VRIAC entered into a coinsurance agreement with Langhorne I, LLC, a newly formed affiliated captive reinsurance company to manage reserve and capital requirements in connection with a portion of our Stabilizer and Managed Custody Guarantee business.

Effective, December 31, 2012, the Company entered into an automatic reinsurance agreement with its affiliate, SLDI to manage the reserve and capital requirements in connection with a portion of its deferred annuities business. Under the terms of the agreement, the Company will reinsure to SLDI, on an indemnity reinsurance basis, a quota share of its liabilities on the certain contracts. The quota share percentage with respect to the contracts that are delivered or issued for delivery in the State of New York will be 90% and the quota share percentage with respect to the contracts that are delivered or issued for delivery outside of the State of New York will be 100%.

Investment Advisory and Other Fees

Effective January 1, 2007, VRIAC's investment advisory agreement to serve as investment advisor to certain variable funds offered in Company products (collectively, the "Company Funds"), was assigned to DSL. VRIAC is also compensated by the separate accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay VRIAC daily fees that, on an annual basis are, depending on the product, up to 3.4% of their average daily net assets. The total amount of compensation and fees received by the Company from the Company Funds and separate accounts totaled $210.4, $152.4 and $135.0 (excludes fees paid to Voya Investment Management Co. LLC (formerly ING Investment Management Co. LLC)) in 2014, 2013 and 2012, respectively.

DSL has been retained by Voya Investors Trust, an affiliate, pursuant to a management agreement to provide advisory, management, administrative and other services to Voya Investors Trust. Under the management agreement, DSL provides or arranges for the

C-71

Voya Retirement Insurance and Annuity Company and Subsidiaries
(A wholly owned subsidiary of Voya Holdings Inc.)
Notes to the Consolidated Financial Statements
(Dollar amounts in millions, unless otherwise stated)

provision of all services necessary for the ordinary operations of Voya Investors Trust. DSL earns a monthly fee based on a percentage of average daily net assets of Voya Investors Trust. DSL has entered into an administrative services subcontract with Voya Funds Services, LLC (formerly ING Funds Services, LLC), an affiliate, pursuant to which Voya Funds Services, LLC, provides certain management, administrative and other services to Voya Investors Trust and is compensated a portion of the fees received by DSL under the management agreement. In addition to being the investment advisor of the Trust, DSL is the investment advisor of Voya Partners, Inc. (formerly ING Partners, Inc.), an affiliate. DSL and Voya Partners, Inc. have an investment advisory agreement, whereby DSL has overall responsibility to provide portfolio management services for Voya Partners, Inc. Voya Partners, Inc. pays DSL a monthly fee which is based on a percentage of average daily net assets. For the years ended December 31, 2014, 2013 and 2012, revenue received by DSL under these agreements (exclusive of fees paid to affiliates) was $414.3, $418.2 and $370.6, respectively. At December 31, 2014 and 2013, DSL had $33.0 and $36.5, respectively, receivable from Voya Investors Trust under the management agreement.

Financing Agreements

Reciprocal Loan Agreement

The Company maintains a reciprocal loan agreement with Voya Financial, Inc., an affiliate, to facilitate the handling of unanticipated short-term cash requirements that arise in the ordinary course of business. Under this agreement, which became effective in June 2001 and expires on April 1, 2016, either party can borrow from the other up to 3.0% of the Company's statutory admitted assets as of the preceding December 31. For the year ended December 31, 2014, interest on any borrowing by either the Company or Voya Financial, Inc. was charged at a rate based on the prevailing market rate for similar third-party borrowings or securities. During the years ended December 31, 2013 and 2012, interest on any Company borrowing was charged at the rate of Voya Financial, Inc.'s cost of funds for the interest period, plus 0.15%.  During the years ended December 31, 2013 and 2012, interest on any Voya Financial, Inc. borrowing was charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration.

Under this agreement, the Company incurred immaterial interest expense for the year ended December 31, 2014. The Company did not incur any interest expense for the years ended December 31, 2013 and 2012. The Company earned interest income of $0.4, $0.0 and $0.5 for the years ended December 31, 2014, 2013 and 2012, respectively. Interest expense and income are included in Interest expense and Net investment income, respectively, in the Consolidated Statements of Operations.  As of December 31, 2014 and 2013, the Company did not have any outstanding receivable/payable with Voya Financial, Inc. under the reciprocal loan agreement.

During the second quarter of 2012, Voya Financial, Inc. repaid the then outstanding receivable due under the reciprocal loan agreement from the proceeds of its $5.0 billion Senior Unsecured Credit Facility which was entered into on April 20, 2012. The Company and Voya Financial, Inc. continue to maintain the reciprocal loan agreement, and future borrowings by either party will be subject to the reciprocal loan terms summarized above.

Note with Affiliate

On December 29, 2004, VIAC issued a surplus note in the principal amount of $175.0 (the "Note") scheduled to mature on December 29, 2034, to VRIAC. The Note bears interest at a rate of 6.26% per year. Interest is scheduled to be paid semi-annually in arrears on June 29 and December 29 of each year, commencing on June 29, 2005. Interest income was $11.1 for the years ended December 31, 2014, 2013 and 2012.

C-72

Form No. SAI.75988-15

VRIAC Ed. May 2015

VARIABLE ANNUITY ACCOUNT C
PART C - OTHER INFORMATION

Item 24.	Financial Statements and Exhibits
(a)	Financial Statements:
(1)		Included in Part A:
Condensed Financial Information
(2)		Included in Part B:
Financial Statements of Variable Annuity Account C:
		-	Report of Independent Registered Public Accounting Firm
		-	Statements of Assets and Liabilities as of December 31, 2014
		-	Statements of Operations for the year ended December 31, 2014
		-	Statements of Changes in Net Assets for the years ended December 31, 2014 and 2013
		-	Notes to Financial Statements
Consolidated Financial Statements of Voya Retirement Insurance and Annuity
Company:
		-	Report of Independent Registered Public Accounting Firm
		-	Consolidated Balance Sheets as of December 31, 2014 and 2013
		-	Consolidated Statements of Operations for the years ended December 31,
2014, 2013, and 2012
		-	Consolidated Statements of Comprehensive Income for the years ended
December 31, 2014, 2013, and 2012
		-	Consolidated Statements of Changes in Shareholder’s Equity for the years ended December 31, 2014, 2013, and 2012
		-	Consolidated Statements of Cash Flows for the years ended December 31,
2014, 2013, and 2012
		-	Notes to Consolidated Financial Statements

(b)	Exhibits
	(1)		Resolution establishing Variable Annuity Account C · Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File
No. 033-75986), as filed on April 22, 1996.
	(2)		Not applicable
	(3.1)		Standard Form of Broker-Dealer Agreement · Incorporated by reference to Post-
Effective Amendment No. 32 to Registration Statement on Form N-4 (File No.
033-81216), as filed on April 11, 2006.
	(3.2)		Underwriting Agreement dated November 17, 2006 between ING Life Insurance and Annuity Company and ING Financial Advisers, LLC · Incorporated by
reference to Post-Effective Amendment No. 34 to Registration Statement on Form
N-4 (File No. 033-75996), as filed on December 20, 2006.

(3.3)	Intercompany Agreement dated December 22, 2010 (effective January 1, 2010)
between Directed Services LLC and ING Life Insurance and Annuity Company ·
Incorporated by reference to Post-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-167680), as filed on February 11, 2011.
(3.4)	Amendment No. 1 made and entered into as of December 1, 2013 to the
Intercompany Agreement dated as of December 22, 2010 by and among Directed
Services LLC and ING Life Insurance and Annuity Company · Incorporated by
reference to Post-Effective Amendment No. 6 to Registration Statement on Form
N-4 (File No. 333-167680), as filed on April 7, 2014.
(3.5)	Amendment No. 2, effective as of September 30, 2014, to the Intercompany
Agreement dated as of December 22, 2010 by and between Directed Services LLC and ING Life Insurance and Annuity Company (now known as Voya Retirement
Insurance and Annuity Company) · Incorporated by reference to Post-Effective
Amendment No. 63 to Registration Statement on Form N-4 (File No. 033-75962),
as filed on December 16, 2014.
(3.6)	Intercompany Agreement dated December 22, 2010 (effective January 1, 2010)
between ING Investment Management LLC and ING Life Insurance and Annuity
Company · Incorporated by reference to Post-Effective Amendment No. 1 to
Registration Statement on Form N-4 (File No. 333-167680), as filed on February
11, 2011.
(3.7)	Amendment No. 1 made and entered into as of December 1, 2013 to the
Intercompany Agreement dated as of December 22, 2010 by and among ING
Investment Management LLC and ING Life Insurance and Annuity Company ·
Incorporated by reference to Post-Effective Amendment No. 6 to Registration
Statement on Form N-4 (File No. 333-167680), as filed on April 7, 2014.
(3.8)	Amendment No. 2, effective as of September 30, 2014, to the Intercompany
Agreement dated as of December 22, 2010 by and between ING Investment
Management LLC (now known as Voya Investment Management LLC) and ING
Life Insurance and Annuity Company (now known as “Voya Retirement Insurance and Annuity Company”) · Incorporated by reference to Post-Effective Amendment
No. 63 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
December 16, 2014.
(4.1)	Variable Annuity Contracts (IRA-CDA-IC) and (IP-CDA-IB) · Incorporated by
reference to Post-Effective Amendment No. 4 to Registration Statement on Form
N-4 (File No. 033-75988), as filed on April 15, 1996.
(4.2)	Variable Annuity Contract IRA-CDA-03 · Incorporated by reference to Post-
Effective Amendment No. 30 to Registration Statement on Form N-4 (File No.
033-75988), as filed on December 30, 2003.
(4.3)	Variable Annuity Contract IRA-CDA-03(NY) · Incorporated by reference to Post-
Effective Amendment No. 30 to Registration Statement on Form N-4 (File No.
033-75988), as filed on December 30, 2003.

(4.4)	Contract Schedule IMSIRA-03 to Variable Annuity Contract IRA-CDA-03 ·
Incorporated by reference to Post-Effective Amendment No. 8 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on April 17, 1997.
(4.5)	Contract Schedule IROIRA-03 to Variable Annuity Contract IRA-CDA-03 ·
Incorporated by reference to Post-Effective Amendment No. 8 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on April 17, 1997.
(4.6)	Contract Schedule IROPIRA-03 to Variable Annuity Contract IRA-CDA-03 ·
Incorporated by reference to Post-Effective Amendment No. 8 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on April 17, 1997.
(4.7)	Contract Schedule IMSIRA-03(NY) to Variable Annuity Contract IRA-CDA-
03(NY) · Incorporated by reference to Post-Effective Amendment No. 8 to
Registration Statement on Form N-4 (File No. 033-75988), as filed on April 17,
1997.
(4.8)	Contract Schedule IROIRA-03(NY) to Variable Annuity Contract IRA-CDA-
03(NY) · Incorporated by reference to Post-Effective Amendment No. 8 to
Registration Statement on Form N-4 (File No. 033-75988), as filed on April 17,
1997.
(4.9)	Contract Schedule IROPIRA-03(NY) to Variable Annuity Contract IRA-CDA-
03(NY) · Incorporated by reference to Post-Effective Amendment No. 8 to
Registration Statement on Form N-4 (File No. 033-75988), as filed on April 17,
1997.
(4.10)	Endorsement EIRA-ROTH-03(NY) to Variable Annuity Contract IRA-CDA-
03(NY) · Incorporated by reference to Post-Effective Amendment No. 8 to
Registration Statement on Form N-4 (File No. 033-75988), as filed on April 17,
1997.
(4.11)	Endorsement EIRA-ROTH-03 to Variable Annuity Contract IRA-CDA-03 ·
Incorporated by reference to Post-Effective Amendment No. 8 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on April 17, 1997.
(4.12)	Endorsements (EIRA-SDOIC-97) and (EIRA-SDOIC-97(NY)) to Variable
Annuity Contract IRA-CDA-IC · Incorporated by reference to Post-Effective
Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-75988),
as filed on December 30, 2003.
(4.13)	Endorsement (EIP-SDOIB-97) to Variable Annuity Contract IP-CDA-IB ·
Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on December 30, 2003.
(4.14)	Endorsement (EPIRA-GI-98) to Contract IRA-CDA-IC · Incorporated by
reference to Post-Effective Amendment No. 12 to Registration Statement on Form
N-4 (File No. 033-75988), as filed on September 15, 1998.
(4.15)	Endorsement (EIGET-IC(R)) to Contracts IRA-CDA-IC and IP-CDA-IB ·
Incorporated by reference to Post-Effective Amendment No. 8 to Registration
Statement on Form N-4 (File No. 033-75964), as filed on August 30, 1996.

(4.16)	Endorsement (EGET-99) to Contracts IRA-CDA-IC and IP-CDA-IB ·
Incorporated by reference to Post-Effective Amendment No. 13 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1999.
(4.17)	Endorsements ENMCHG (05/02) and ENMCHGI (05/02) for name change ·
Incorporated by reference to Post-Effective Amendment No. 30 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 8, 2002.
(4.18)	Contract Schedule (IROPIRA-99) to Contract IRA-CDA-IC · Incorporated by
reference to Post-Effective Amendment No. 16 to Registration Statement on Form
N-4 (File No. 033-75988), as filed on August 24, 1999.
(4.19)	Endorsement EEGTRRA-PENIRA(01) to Contracts IRA-CDA-IC and IP-CDA-IB
· Incorporated by reference to Post-Effective Amendment No. 26 to Registration
Statement on Form N-4 (File No. 033-75988), as filed on April 15, 2002.
(4.20)	Contract Schedule (IROIRA-99) to Contract IRA-CDA-IC · Incorporated by
reference to Post-Effective Amendment No. 16 to Registration Statement on Form
N-4 (File No. 033-75988), as filed on August 24, 1999.
(4.21)	Contract Schedule (IMSIRA-99) to Contract IRA-CDA-IC · Incorporated by
reference to Post-Effective Amendment No. 16 to Registration Statement on Form
N-4 (File No. 033-75988), as filed on August 24, 1999.
(4.22)	Endorsement EIRAGMDB-04 to Contracts IRA-CDA-IC and IP-CDA-IB ·
Incorporated by reference to Post-Effective Amendment No. 31 to Registration
Statement Form N-4 (File No. 033-75988), as filed on February 19, 2004.
(4.23)	Endorsement EVNMCHG (09/14) to Contract IRA-CDA-03
(5.1)	Variable Annuity Contract Application (304.00.1A) · Incorporated by reference to
Post-Effective Amendment No. 10 to Registration Statement Form N-4 (File No.
033-75988), as filed on October 30, 1997.
(5.2)	Variable Annuity Contract Application (703.00.1A) · Incorporated by reference to
Post-Effective Amendment No. 9 to Registration Statement on Form N-4 (File No.
033-75988), as filed on August 18, 1997.
(5.3)	Variable Annuity Contract Application (75988-97) · Incorporated by reference to
Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File
No. 033-75988), as filed on April 20, 1998.
(5.4)	Variable Annuity Contract Application (75988-04) · Incorporated by reference to
Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No.
033-75988), as filed on April 17, 1997.
(5.5)	Variable Annuity Contract Application (75988-04)(NY) · Incorporated by
reference to Post-Effective Amendment No. 8 to Registration Statement on Form
N-4 (File No. 033-75988), as filed on April 17, 1997.
(6.1)	Restated Certificate of Incorporation (amended and restated as of October 1, 2007)
of ING Life Insurance and Annuity Company · Incorporated by reference to ING
Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-
23376), as filed on March 31, 2008.

(6.2)	Amended and Restated By-Laws of ING Life Insurance and Annuity Company,
effective October 1, 2007 · Incorporated by reference to the ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 033-23376), as filed on March 31, 2008.

(7)	Not applicable

(8.1)	Participation Agreement effective as of March 1, 2000 among Aetna Life
Insurance and Annuity Company, Alliance Fund Distributors, Inc., and Alliance
Capital Management L.P. · Incorporated by reference to Post-Effective
Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-87305),
as filed on April 26, 2000.
(8.2)	Service Agreement effective as of March 1, 2000 among Aetna Life Insurance and
Annuity Company and Alliance Capital Management L.P. · Incorporated by
reference to Post-Effective Amendment No. 3 to Registration Statement on Form
N-4 (File No. 333-87305), as filed on April 26, 2000.
(8.3)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between AllianceBernstein Investor Services, Inc., ING Life insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 41 to Registration Statement on Form N-4 (File No.
033-75988), as filed on April 9, 2008.
(8.4)	Fund Participation Agreement dated December 1, 1997 among Calvert
Responsibly Invested Balanced Portfolio, Calvert Asset Management Company,
Inc. and Aetna Life Insurance and Annuity Company · Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on February 19, 1998.
(8.5)	Service Agreement dated December 1, 1997 between Calvert Asset Management
Company, Inc. and Aetna Life Insurance and Annuity Company · Incorporated by
reference to Post-Effective Amendment No. 8 to Registration Statement on Form
N-4 (File No. 333-01107), as filed on February 19, 1998.
(8.6)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Calvert Distributors, Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company
of New York, Security Life of Denver Insurance Company and Systematized
Benefits Administrators Inc. · Incorporated by reference to Post-Effective
Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962),
as filed on June 15, 2007.

(8.7)	Amended and Restated Participation Agreement as of June 26, 2009 by and among
ING Life Insurance and Annuity Company, Fidelity Distributors Corporation,
Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable
Insurance Products Fund III, Variable Insurance Products Fund IV and Variable
Insurance Products Fund V and amended on June 26, 2009 · Incorporated by reference to Post-Effective Amendment No. 56 to Registration Statement on Form
N-4 (File No. 333-01107), as filed on December 18, 2009.
(8.8)	Letter Agreement dated May 16, 2007 and effective July 2, 2007 between ING Life
Insurance and Annuity Company, Variable Insurance Products Fund, Variable
Insurance Products Fund I, Variable Insurance Products Fund II, Variable
Insurance Product Fund V and Fidelity Distributors Corporation · Incorporated by
reference to Post-Effective Amendment No. 51 to Registration Statement on Form
N-4 (File No. 033-75962), as filed on July 27, 2007.
(8.9)	Service Agreement effective as of June 1, 2002 by and between Fidelity
Investments Institutional Operations Company, Inc., and ING Financial Advisers,
LLC · Incorporated by reference to Post-Effective Amendment No. 33 to
Registration Statement on Form N-4 (File No. 033-75988), as filed on August 5,
2004.
(8.10)	Service Contract dated June 20, 2003 and effective as of June 1, 2002 by and between Directed Services, Inc., ING Financial Advisers, LLC, and Fidelity
Distributors Corporation · Incorporated by reference to Post-Effective
Amendment No. 33 to Registration Statement on Form N-4 (File No. 033-75988),
as filed on August 5, 2004.
(8.11)	First Amendment effective as of April 1, 2005 to Service Contract dated June 20,
2003 between Fidelity Distributors Corporation and ING Financial Advisers, Inc.
and amended on April 1, 2006 · Incorporated by reference to Post-Effective
Amendment No. 47 to Registration Statement on Form N-4 (File No. 033-75962),
as filed on November 21, 2006.
(8.12)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Fidelity Distributors Corporation, ING Life Insurance
and Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company
of New York, Security Life of Denver Insurance Company and Systematized
Benefits Administrators Inc. · Incorporated by reference to Post-Effective
Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-75962),
as filed on June 15, 2007.
(8.13)	Amended and Restated Participation Agreement as of December 30, 2005 by and
among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton
Distributors, Inc., ING Life Insurance and Annuity Company, ING USA Annuity
and Life Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York and Directed Services, Inc. • Incorporated by
reference to Post-Effective Amendment No. 17 to Registration Statement on Form
N-4 (File No. 333-85618), as filed on February 1, 2007.

(8.14)	Amendment effective June 5, 2007 to Amended and Restated Participation
Agreement as of December 30, 2005 by and among Franklin Templeton Variable
Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING Life
Insurance and Annuity Company, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York and Directed Services, Inc. and amended on November 17, 2011 •
Incorporated by reference to Pre-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-139695), as filed on July 6, 2007, and by reference to Post-Effective Amendment No. 59 (File No. 033-75962), as filed on
April 3, 3012.
(8.15)	Amendment No. 3 dated August 12, 2013 to Amended and Restated Participation
Agreement as of December 30, 2005 by and among Franklin Templeton Variable
Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING Life
Insurance and Annuity Company, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, Directed Services, LLC and ING Financial Advisers, LLC and amended on
June 5, 2007 and November 17, 2011 · Incorporated by reference to Post-Effective
Amendment No. 6 to Registration Statement on Form N-4 (File No. 333-167680),
as filed on April 7, 2014.
(8.16)	Amendment No. 4 dated August 1, 2014 to Amended and Restated Participation
Agreement dated December 30, 2005 by and among Franklin Templeton Variable
Insurance Products Trust, Franklin/Templeton Distributors, Inc., Voya Retirement
Insurance and Annuity Company (formerly ING Life Insurance and Annuity
Company), Voya Insurance and Annuity company (formerly ING USA Annuity and Life Insurance Company), ReliaStar Life Insurance Company, ReliaStar Life
Insurance Company of New York, Directed Services, LLC and Voya Financial
Partners, LLC (formerly ING Financial Advisers, LLC), and amended on June 5,
2007, November 17, 2011 and August 12, 2013
(8.17)	Amended and Restated Administrative Services Agreement executed as of
October 3, 2005, between Franklin Templeton Services, LLC, ING Life Insurance and Annuity Company, ING Insurance Company of America, ING USA Annuity
and Life Insurance Company and ReliaStar Life Insurance Company ·
Incorporated by reference to Post-Effective Amendment No. 32 to Registration
Statement on Form N-4 (File No. 033-81216), as filed on April 11, 2006.
(8.18)	Amendment No. 1 dated May 17, 2006 to Amended and Restated Administrative
Services Agreement dated October 3, 2005 by and among Franklin Templeton
Services, LLC, ING Life Insurance and Annuity Company, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life
Insurance Company of New York and amended on November 11, 2011·
Incorporated by reference to Post-Effective Amendment No. 59 to Registration
Statement on Form N-4 (File No. 033-75962), as filed on April 3, 2012.

(8.19)	Amendment No. 3 dated July 31, 2013 to Amended and Restated Administrative
Services Agreement dated October 3, 2005 by and among Franklin Templeton
Services, LLC, ING Life Insurance and Annuity Company, ING USA Annuity and
Life Insurance Company, ReliaStar Life Insurance Company and ReliaStar Life
Insurance Company of New York and amended on May 17, 2006 and November 11,
2011 · Incorporated by reference to Post-Effective Amendment No. 6 to
Registration Statement on Form N-4 (File No. 333-167680), as filed on April 7,
2014.
(8.20)	Rule 22c-2 Shareholder Information Agreement (Franklin Templeton Variable
Insurance Products Trust) entered into as of April 16, 2007 among
Franklin/Templeton Distributors, Inc., ING Life Insurance and Annuity Company,
ING USA Annuity and Life Insurance Company, ReliaStar Life Insurance Company
and ReliaStar Life Insurance Company of New York · Incorporated by reference to
Post-Effective Amendment No. 50 to Registration Statement on Form N-4 (File No.
033-75962), as filed on June 15, 2007.
(8.21)	Participation Agreement dated April 30, 2003 among ING Life Insurance and
Annuity Company, The GCG Trust (renamed effective May 1, 2003, ING Investors
Trust) and Directed Services, Inc. · Incorporated by reference to Post-Effective
Amendment No. 54 to Registration Statement on Form N-1A (File No. 033-23512),
as filed on August 1, 2003.
(8.22)	Amendment dated October 9, 2006 to the Participation Agreement dated April 30,
2003 among ING Life Insurance and Annuity Company, ING Investors Trust and
Directed Services, Inc. · Incorporated by reference to Post-Effective Amendment
No. 47 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
November 21, 2006.
(8.23)	Participation Agreement dated as of November 28, 2001 among Portfolio Partners,
Inc., Aetna Life Insurance and Annuity Company · Incorporated by reference to
Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No.
033-75962), as filed on April 8, 2002.
(8.24)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed
ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity
Company (to be renamed ING Life Insurance and Annuity Company effective May
1, 2002) and Aetna Investment Services, LLC (to be renamed ING Financial
Advisers, LLC) to Participation Agreement dated November 28, 2001 and amended on May 1, 2003, November 1, 2004, April 29, 2005, August 31, 2005, December 7,
2005 and April 28, 2006 · Incorporated by reference to Post-Effective Amendment
No. 30 to Registration Statement on Form N-4 (File No. 033-75962), as filed on
April 8, 2002, and by reference to Post-Effective Amendment No. 28 (File No. 033-
75988), as filed on April 10, 2003, and by reference to Post-Effective Amendment
No. 20 to Registration Statement on Form N-1A (File No. 333-32575), as filed on
April 1, 2005, and by reference to Post-Effective Amendment No. 32 (File No. 033-
81216), as filed on April 11, 2006, and by reference to Initial Registration (File No.
333-134760), as filed on June 6, 2006.

(8.25)	Shareholder Servicing Agreement (Service Class Shares) dated as of November 27,
2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity
Company · Incorporated by reference to Post-Effective Amendment No. 30 to
Registration Statement on Form N-4 (File No. 033-75962), as filed on April 8,
2002.
(8.26)	Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed
ING Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity
Company (to be renamed ING Life Insurance and Annuity Company effective May
1, 2002) to the Shareholder Servicing Agreement (Service Class Shares) dated
November 27, 2001 and amended on May 1, 2003, November 1, 2004, April 29,
2005, December 7, 2005 and April 28, 2006 · Incorporated by reference to Post-
Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on April 8, 2002, and by reference to Post-Effective Amendment
No.28 (File No. 033-75988), as filed on April 10, 2003, and by reference to Post-
Effective Amendment No. 32 (File No. 033-81216), as filed on April 11, 2006, and by reference to Initial Registration Statement (File No. 333-134760), as filed on
June 6, 2006.
(8.27)	Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life
Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore
Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus
Investment Management, Inc. and amended on November 9, 1998, December 31,
1999, February 11, 2000, May 1, 2000, February 27, 2001 and June 19, 2001 ·
Incorporated by reference to Registration Statement on Form N-4 (File No. 333-
56297), as filed on June 8, 1998, and by reference to Post-Effective Amendment
No. 2 (File No. 333-56297), as filed on December 14, 1998, and by reference to
Post-Effective Amendment No. 19 (File No. 333-01107), as filed on February 16,
2000, and by reference to Post-Effective Amendment No. 20 (File No. 333-01107),
as filed on April 4. 2000, and by reference to Post-Effective Amendment No. 24
(File No. 333-01107), as filed on April 13, 2001, and by reference to Post-Effective
Amendment No. 32 (File No. 033-75988), as filed on April 13, 2004.
(8.28)	Amendment dated November 9, 1998 to Fund Participation Agreement dated as of
May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna
Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced
VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation
Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc. · Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on
Form N-4 (File No. 333-56297), as filed on December 14, 1998.

(8.29)	Service Agreement effective as of May 1, 1998 between Aeltus Investment
Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna
Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna
Variable Portfolios, Inc. on behalf of each of its series and amended on November
4, 1998, February 11, 2000, May 1, 2000 and June 26, 2001 · Incorporated by
reference to Registration Statement on Form N-4 (File No. 333-56297), as filed on
June 8, 1998, and by reference to Post-Effective Amendment No. 2 (File No. 333-
56297), as filed on December 14, 1998, and by reference to Post-Effective
Amendment No. 20 (File No. 333-01107), as filed on April 4, 2000, and by reference to Post-Effective Amendment No. 32 (File No. 033-75988), as filed on
April 13, 2004.
(8.30)	Fund Participation Agreement dated as of May 1, 2001 among Pilgrim Variable
Products Trust (renamed ING Variable Products Trust), Aetna Life Insurance and
Annuity Company (renamed ING Life Insurance and Annuity Company) and ING
Pilgrim Securities, Inc. and amended on August 30, 2002 · Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form
N-4 (File No. 333-01107), as filed on July 13, 2001, and by reference to Post-
Effective Amendment No. 28 (File No. 033-75988), as filed on April 10, 2003.
(8.31)	Administrative and Shareholder Services Agreement dated April 1, 2001 between
ING Funds Services, LLC and ING Life Insurance and Annuity Company
(Administrator for ING Variable Products Trust) · Incorporated by reference to
Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No.
033-75988), as filed on April 10, 2003.
(8.32)
Rule 22c-2 Agreement dated no later than April 16, 2007 is effective October
16, 2007 between ING Funds Services, LLC, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. · Incorporated by reference to
Post-Effective Amendment No. 50 to Registration Statement on Form N-4
(File No. 033-75962), as filed on June 15, 2007.
(8.33)	Fund Participation Agreement dated June 30, 1998 by and among AIM Variable
Insurance Funds, Inc, A I M Distributors, Inc. and Aetna Life Insurance and
Annuity Company · Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4,
1998.

(8.34)	Amendment No. 1 dated October 1, 2000 to Participation Agreement dated June 30,
1998 by and among AIM Variable Insurance Funds (formerly AIM Variable
Insurance Funds, Inc.), A I M Distributors, Inc. and Aetna Life Insurance and
Annuity Company and amended on, November 17, 2000 and July 12, 2002 ·
Incorporated by reference to Post-Effective Amendment No. 24 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001, and by reference to Post-Effective Amendment No. 32 (File No. 033-75988), as filed on
April 13. 2004.
(8.35)	Service Agreement effective June 30, 1998 between Aetna Life Insurance and
Annuity Company and AIM Advisors, Inc. and amended on October 1, 2000 ·
Incorporated by reference to Pre-Effective Amendment No. 1 to Registration
Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998, and by reference to Pre-Effective Amendment No. 1 (File No. 333-49176), as filed on
November 30, 2000.
(8.36)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between AIM Investment Services, Inc., ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No.
50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.37)	Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett
Series Fund, Inc. and Aetna Life Insurance and Annuity Company and amended on
April 30, 2009 (effective as of May 1, 2005) · Incorporated by reference to Post-
Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on October 26, 2001, and by reference to Post-Effective
Amendment No. 56 (File No. 333-01107), as filed on December 18, 2009.
(8.38)	Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and
Aetna Life Insurance and Annuity Company and amended on April 30, 2009
(effective as of May 1, 2005) · Incorporated by reference to Post-Effective
Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107),
as filed on October 26, 2001, and by reference to Post-Effective Amendment No.
56 (File No. 333-01107), as filed on December 18, 2009.
(8.39)	Rule 22c-2 Agreement effective April 16, 2007 and operational on October 16,
2007 among Lord Abbett Distributor LLC, ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No.
50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June
15, 2007.

(8.40)	Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and
OppenheimerFunds, Inc. · Incorporated by reference to Post-Effective Amendment
No. 27 to Registration Statement on Form N-4 (File No. 033-34370), as filed on
April 16, 1997.
(8.41)	First Amendment dated December 1, 1999 to Fund Participation Agreement between Aetna Life Insurance and Annuity Company and Oppenheimer Variable
Annuity Account Funds and OppenheimerFunds, Inc. dated March 11, 1997 and amended on May 1, 2004 and August 15, 2007 · Incorporated by reference to Post-
Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on February 16, 2000, and by reference to Post-Effective
Amendment No. 39 (File No. 033-75988), as filed on April 11, 2007, and by reference to Post-Effective Amendment No. 46 (File No. 333-01107), as filed on
February 15, 2008.
(8.42)	Service Agreement effective as of March 11, 1997 between OppenheimerFunds,
Inc. and Aetna Life Insurance and Annuity Company · Incorporated by reference to
Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No.
033-34370), as filed on April 16, 1997.
(8.43)	Rule 22c-2 Agreement dated no later than April 16, 2007 and is effective as of
October 16, 2007 between Oppenheimer Funds Services, ING Life Insurance and
Annuity Company, ING National Trust, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of
New York, Security Life of Denver Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No.
50 to Registration Statement on Form N-4 (File No. 033-75962), as filed on June 15,
2007.
(8.44)	Novation of and Amendment to Participation Agreement dated as of January 26,
2011 and effective as of February 14, 2011 by and among Allianz Global Investors
Distributors LLC, PIMCO Investments LLC, PIMCO Variable Insurance Trust, ING
Life Insurance and Annuity Company, ING USA Annuity and Life Insurance
Company, ReliaStar Life Insurance Company and ReliaStar Life Insurance
Company of New York · Incorporated by reference to Post-Effective Amendment
No. 15 to Registration Statement on Form N-4 (File No. 333-105479), as filed on
April 24, 2012.
(8.45)	Participation Agreement dated as of May 1, 2004 among ING Life Insurance and
Annuity Company, ReliaStar Life Insurance Company, PIMCO Variable Insurance
Trust and PA Distributors LLC (renamed Allianz Global Investors Distributors
LLC) · Incorporated by reference to Post-Effective Amendment No. 38 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11,
2005.

(8.46)	First Amendment dated as of August 15, 2007 to Participation Agreement by and
between ING Life Insurance and Annuity Company, ReliaStar Life Insurance
Company, PIMCO Variable Insurance Trust and Allianz Global Investors
Distributors LLC dated as of May 1, 2004 · Incorporated by reference to Post-
Effective Amendment No. 51 to Registration Statement on Form N-4 (File No. 333-
01107), as filed on May 23, 2008.
(8.47)	Services Agreement dated as of May 1, 2004 between PIMCO Variable Insurance
Trust (the ”Trust”), ING Life Insurance and Annuity Company and ReliaStar Life
Insurance Company and amended on August 15, 2007 · Incorporated by reference to Post-Effective Amendment No. 38 to Registration Statement on Form N-4 (File
No. 333-01107), as filed on February 11, 2005, and by reference to Post-Effective
Amendment No. 51 (File No. 333-01107), as filed on May 23, 2008.
(8.48)	Services Agreement effective as of May 1, 2004 between Pacific Investment
Management Company LLC (“PIMCO”), ING Life Insurance and Annuity
Company and ReliaStar Life Insurance Company and amended on August 15, 2007
· Incorporated by reference to Post-Effective Amendment No. 38 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on February 11, 2005 by reference to Post-Effective Amendment No. 51 to Registration Statement on Form
N-4 (File No. 333-01107), as filed on May 23, 2008.
(8.49)	Rule 22c-2 Agreement dated no later than April 16, 2007, is effective as of the 16th day of October, 2007 between Allianz Global Investors Distributors LLC, ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. · Incorporated by reference to Pre-
Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-
139695), as filed on July 6, 2007.
(8.50)	Participation Agreement made and entered into as of July 1, 2001 by and among
Pioneer Variable Contracts Trust, Aetna Life Insurance and Annuity Company,
Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc. ·
Incorporated by reference to Post-Effective Amendment No. 27 to Registration
Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.
(8.51)	Amendment No. 1 is made and entered into as of May 1, 2004 to Participation
Agreement between Pioneer Variable Contracts Trust and ING Life Insurance and
Annuity Company f/k/a Aetna Life Insurance and Annuity Company, Pioneer
Investment Management, Inc. and Pioneer Funds Distributor, Inc. dated July 1, 2001 and amended on August 15, 2007 · Incorporated by reference to Post-Effective
Amendment No. 40 to Registration Statement on Form N-4 (File No. 033-75962), as
filed on April 13, 2005, and by reference to Post-Effective Amendment No. 46 (File
No. 333-01107), as filed on February 15, 2008.

(8.52)	Rule 22c-2 Agreement dated March 1, 2007 and is effective as of October 16, 2007 between Pioneer Investment Management Shareholder Services, Inc., ING Life
Insurance and Annuity Company, ING National Trust, ING USA Annuity and Life
Insurance Company, ReliaStar Life Insurance Company, ReliaStar Life Insurance
Company of New York, Security Life of Denver Insurance Company and
Systematized Benefits Administrators Inc. · Incorporated by reference to Post-
Effective Amendment No. 50 to Registration Statement on Form N-4 (File No. 033-
75962), as filed on June 15, 2007.
(8.53)	Fund Participation Agreement effective as of May 1, 2004 between Wanger
Advisors Trust, Columbia Wanger Asset Management, LP, ING Life Insurance and
Annuity Company, and ReliaStar Life Insurance Company and amended on May 7,
2007 · Incorporated by reference to Post-Effective Amendment No. 38 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11,
2005, and by reference to Post-Effective Amendment No. 53 (File No. 333-01107),
as filed on August 18, 2008.
(8.54)	Service Agreement with Investment Adviser effective as of May 1, 2004 between
Columbia Wanger Asset Management, LP, ING Life Insurance and Annuity
Company, ING Insurance Company of America, and ReliaStar Life Insurance
Company · Incorporated by reference to Post-Effective Amendment No. 38 to
Registration Statement on Form N-4 (File No. 333-01107), as filed on February 11,
2005.
(8.55)	Rule 22c-2 Agreement dated April 16, 2007 and is effective as of October 16, 2007 among Columbia Management Services, Inc., ING Life Insurance and Annuity
Company, ING National Trust, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New
York, Security Life of Denver Life Insurance Company and Systematized Benefits
Administrators Inc. · Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 333-134760), as filed on July 27,
2007.

(9)	Opinion and Consent of Counsel
(10)	Consent of Independent Registered Public Accounting Firm
(11)	Not applicable
(12)	Not applicable
(13)	Powers of Attorney

Item 25. Directors and Officers of the Depositor*

Name	Principal Business Address	Positions and Offices with Depositor

Alain M. Karaoglan	230 Park Avenue	Director and President
New York, NY 10169
Rodney O. Martin, Jr.	230 Park Avenue	Director
New York, NY 10169
Chetlur S. Ragavan	230 Park Avenue	Director, Executive Vice President and
	New York, NY 10169	Chief Risk Officer
Michael S. Smith	1475 Dunwoody Drive	Director
West Chester, PA 19380
Ewout L. Steenbergen	230 Park Avenue	Director and Executive Vice President,
	New York, NY 10169	Finance
Tina A. Campbell	30 Braintree Hill Office Park	Senior Vice President and Deputy
	Floors 2-4	General Counsel
Braintree, MA 02184
Joseph J. Elmy	5780 Powers Ferry Road, N.W.	Senior Vice President, Tax
Atlanta, GA 30327-4390
Ralph R. Ferraro	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Michael J. Gioffre	One Orange Way	Senior Vice President, Compliance
Windsor, CT 06095-4774
Howard F. Greene	230 Park Avenue	Senior Vice President, Compensation
New York, NY 10169
Megan A. Huddleston	One Orange Way	Senior Vice President and Assistant
	Windsor, CT 06095-4774	Secretary
Christine L. Hurtsellers	5780 Powers Ferry Road, N.W.	Senior Vice President
Atlanta, GA 30327-4390
Carolyn M. Johnson	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Mark B. Kaye	One Orange Way	Senior Vice President and Chief
	Windsor, CT 06095-4774	Financial Officer
Patrick D. Lusk	1475 Dunwoody Drive	Senior Vice President and Appointed
	West Chester, PA 19380	Actuary
Richard T. Mason	One Orange Way	Senior Vice President
Windsor, CT 06095-4774
Gilbert E. Mathis	5780 Powers Ferry Road, N.W.	Senior Vice President
Atlanta, GA 30327-4390

Name	Principal Business Address	Positions and Offices with Depositor

David S. Pendergrass	5780 Powers Ferry Road, N.W.	Senior Vice President and Treasurer
Atlanta, GA 30327-4390
Steven T. Pierson	5780 Powers Ferry Road, N.W.	Senior Vice President and Chief
	Atlanta, GA 30327-4390	Accounting Officer

Justin Smith	One Orange Way	Senior Vice President and Deputy
	Windsor, CT 06095-4774	General Counsel

Jennifer M. Ogren	20 Washington Avenue South	Secretary
Minneapolis, MN 55401

Anne M. Iezzi	One Orange Way	Vice President and Chief Compliance
	Windsor, CT 06095-4774	Officer

Brian J. Baranowski	One Orange Way	Vice President, Compliance
Windsor, CT 06095-4774

Kristi L. Cooper	909 Locust Street	Vice President, Compliance
Des Moines, IA 50309

Chad M. Eslinger	20 Washington Avenue South	Vice President, Compliance Officer
Minneapolis, MN 55401

Regina A. Gordon	One Orange Way	Vice President, Compliance
Windsor, CT 06095-4774

Spencer T. Shell	5780 Powers Ferry Road, N.W.	Vice President and Assistant Treasurer
Atlanta, GA 30327-4390

* These individuals may also be directors and/or officers of other affiliates of the Company.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 1 to Registration Statement on Form N-4 for Separate Account B of Voya Insurance and Annuity Company (File No. 333-196391), as filed with the Securities and Exchange Commission on April 7, 2015.

Item 27. Number of Contract Owners

As of February 28, 2015, there were 632,949 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C of Voya Retirement Insurance and Annuity Company.

Item 28. Indemnification

Section 33-779 of the Connecticut General Statutes (“CGS”) provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations.

These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against “liability” (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by two or more disinterested directors, as defined in Section 33-770(2); (b) by special legal counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. Consistent with the laws of the State of Connecticut, Voya Financial, Inc. maintains Professional Liability and Fidelity bond, Employment Practices liability and Network Security insurance policies issued by an international insurer. The policies cover Voya Financial, Inc. and any company in which Voya Financial, Inc. has a controlling financial interest of 50% or more. The policies cover the funds and assets of the principal underwriter/depositor under the care, custody and control of Voya Financial, Inc. and/or its subsidiaries. The policies provide for the following types of coverage: Errors and Omissions/Professional Liability, Employment Practices liability and Fidelity/Crime (a.k.a. “Financial Institutional Bond”) and Network Security (a.k.a. “Cyber/IT”).

Section 20 of the Voya Financial Partners, LLC Limited Liability Company Agreement executed as of November 28, 2000 provides that Voya Financial Partners, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of Voya Financial Partners, LLC, as long as he acted in good faith on behalf of Voya Financial Partners, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter

(a)

In addition to serving as the principal underwriter for the Registrant, Voya Financial Partners, LLC acts as the principal underwriter for Variable Life Account B of Voya Retirement Insurance and Annuity Company (VRIAC), Variable Annuity Account C of VRIAC, Variable Annuity Account I of VRIAC and Variable Annuity Account G of VRIAC (separate accounts of VRIAC registered as unit investment trusts under the 1940 Act). Voya Financial Partners, LLC is also the principal underwriter for (i) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (ii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iii) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (iv) Northstar Variable Account (a separate account of RLIC registered as a unit investment trust under the 1940 Act), (v) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B and C (a management investment company registered under the 1940 Act), (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H and I (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P and Q (a management investment company registered under the1940 Act), and (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M and P (a management investment company registered under the1940 Act).

(b)	The following are the directors and officers of the Principal Underwriter:

Name	Principal Business Address	Positions and Offices with Underwriter

James L. Nichols, IV	One Orange Way	Director and President
Windsor, CT 06095-4774

Thomas W. Halloran	30 Braintree Hill Office Park	Director
Floors 2-4
Braintree, MA 02184

Richard H. Linton, Jr.	One Orange Way	Director
Windsor, CT 06095-4774

Regina A. Gordon	One Orange Way	Chief Compliance Officer
Windsor, CT 06095-4774

Kristin H. Hultgren	One Orange Way	Chief Financial Officer
Windsor, CT 06095-4774

Brian M. Wilson	One Orange Way	Assistant Chief Financial Officer
Windsor, CT 06095-4774

Joseph J. Elmy	5780 Powers Ferry Road, N.W.	Senior Vice President, Tax
Atlanta, GA 30327-4390

Megan A. Huddleston	One Orange Way	Senior Vice President and Secretary
Windsor, CT 06095-4774

Name	Principal Business Address	Positions and Offices with Underwriter

David S. Pendergrass	5780 Powers Ferry Road, N.W.	Senior Vice President and Treasurer
Atlanta, GA 30327-4390

M. Bishop Bastien	1474 Stone Point Drive, Suite 129	Vice President
Roseville, CA 95661

Dianne C. Bogoian	One Orange Way	Vice President
Windsor, CT 06095-4774

Mary K. Carey-Reid	One Orange Way	Vice President
Windsor, CT 06095-4774

Nancy D. Clifford	One Orange Way	Vice President
Windsor, CT 06095-4774

William P. Elmslie	One Orange Way	Vice President
Windsor, CT 06095-4774

Molly A. Garrett	One Orange Way	Vice President
Windsor, CT 06095-4774

Bernard P. Heffernon	10740 Nall Avenue, Suite 120	Vice President
Overland Park, KS 66211

Mark E. Jackowitz	22 Century Hill Drive, Suite 101	Vice President
Latham, NY 12110

Carol B. Keen	One Orange Way	Vice President
Windsor, CT 06095-4774

David A. Kelsey	One Orange Way	Vice President
Windsor, CT 06095-4774

George D. Lessner, Jr.	15455 North Dallas Parkway	Vice President
Suite 1250
Addison, TX 75001

David J. Linney	2900 North Loop West, Suite 180	Vice President
Houston, TX 77092

Richard T. Mason	One Orange Way	Vice President
Windsor, CT 06095-4774

Michael J. Pise	One Orange Way	Vice President
Windsor, CT 06095-4774

Spencer T. Shell	5780 Powers Ferry Road, N.W.	Vice President and Assistant Treasurer
Atlanta, GA 30327-4390

Frank W. Snodgrass	9020 Overlook Blvd.	Vice President
Brentwood, TN 37027

C. Nikol Gianopoulos	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Angelia M. Lattery	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Name	Principal Business Address	Positions and Offices with Underwriter

Tina M. Nelson	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Melissa A. O’Donnell	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

Jennifer M. Ogren	20 Washington Avenue South	Assistant Secretary
Minneapolis, MN 55401

James D. Ensley	5780 Powers Ferry Road, N.W.	Tax Officer
Atlanta, GA 30327-4390

Terry L. Owens	5780 Powers Ferry Road, N.W.	Tax Officer
Atlanta, GA 30327-4390

(c)	Compensation to Principal Underwriter during last fiscal year:

(1)	(2)	(3)	(4)	(5)

Name of	Net Underwriting	Compensation
Principal	Discounts and	on Redemption	Brokerage
Underwriter	Commissions	or Annuitization	Commissions	Compensation*

Voya Financial				$50,785,659.69
Partners, LLC

*

Reflects compensation paid to Voya Financial Partners, LLC attributable to regulatory and operating expenses associated with the distribution of all registered variable annuity products issued by Variable Annuity Account C of Voya Retirement Insurance and Annuity Company during 2014.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by Voya Retirement Insurance and Annuity Company at One Orange Way, Windsor, Connecticut 06095-4774 and at Voya Services Company at 5780 Powers Ferry Road, NW, Atlanta, Georgia 30327-4390.

Item 31. Management Services

Not applicable

Item 32. Undertakings

Registrant hereby undertakes:

(a)

to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)

to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Voya Retirement Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant,
Variable Annuity Account C of Voya Retirement Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective
Amendment to its Registration Statement on Form N-4 (File No. 033-75988) and has duly caused this
Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Windsor, State of Connecticut, on the 17th day of April, 2015.

VARIABLE ANNUITY ACCOUNT C OF
VOYA RETIREMENT INSURANCE AND ANNUITY
COMPANY
(Registrant)

By:	VOYA RETIREMENT INSURANCE AND ANNUITY
COMPANY
(Depositor)

By:	Alain M. Karaoglan*
Alain M. Karaoglan
President
(principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 52 to the Registration
Statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title		Date

Alain M. Karaoglan*	Director and President		)
Alain M. Karaoglan	(principal executive officer))
)
Mark B. Kaye*	Senior Vice President and Chief Financial Officer		)
Mark B. Kaye	(principal financial officer))
)
Steven T. Pierson*	Senior Vice President and Chief Accounting Officer		)
Steven T. Pierson	(principal accounting officer))
)
Rodney O. Martin*	Director		) April
Rodney O. Martin		)	17, 2015
)
Chetlur S. Ragavan*	Director		)
Chetlur S. Ragavan			)
)
Michael S. Smith*	Director		)
Michael S. Smith			)
)

Ewout L. Steenbergen*	Director	)
Ewout L. Steenbergen		)

By: /s/J. Neil McMurdie
J. Neil McMurdie
*Attorney-in-Fact

		VARIABLE ANNUITY ACCOUNT C
		EXHIBIT INDEX

Exhibit No.		Exhibit

24(b)	(4.23)	Endorsement EVNMCHG (09/14) to Contract IRA-CDA-03	__________

24(b)	(8.16)	Amendment No. 4 dated August 1, 2014 to Amended and
		Restated Participation Agreement dated December 30, 2005 by
		and among Franklin Templeton Variable Insurance Products
		Trust, Franklin/Templeton Distributors, Inc., Voya Retirement
		Insurance and Annuity Company (formerly ING Life Insurance
		and Annuity Company), Voya Insurance and Annuity company
		(formerly ING USA Annuity and Life Insurance Company),
		ReliaStar Life Insurance Company, ReliaStar Life Insurance
		Company of New York, Directed Services, LLC and Voya
		Financial Partners, LLC (formerly ING Financial Advisers,
		LLC), and amended on June 5, 2007, November 17, 2011 and
		August 12, 2013	__________

24	(b)(9)	Opinion and Consent of Counsel	__________

24(b)	(10)	Consent of Independent Registered Public Accounting Firm	__________

24(b)	(13)	Powers of Attorney	__________